    As filed with the Securities and Exchange Commission on April 26, 2010

                                                 File Nos. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933                                               [X]
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 37                                  [X]

                      and/or

    Registration Statement Under the Investment
                Company Act of 1940                                         [X]
                 Amendment No. 108                                          [X]
         (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)


                            Michael D. Pappas, Esq.
                           Associate General Counsel

                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2010 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                Genworth Life of New York VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated April 30, 2010, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, AIM V.I.
  Capital Appreciation Fund -- Series I shares)
Invesco V.I. Core Equity Fund -- Series I shares (formerly, AIM V.I. Core
  Equity Fund -- Series I shares)
Invesco V.I. International Growth Fund -- Series II shares (formerly, AIM V.I.
  International Growth Fund -- Series II shares)


AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Thematic Growth Portfolio -- Class B

AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A

Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares


Genworth Variable Insurance Trust:
Genworth Calamos Growth Fund -- Service Shares
Genworth Columbia Mid Cap Value Fund -- Service Shares
Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares
Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares
  (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares
  (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund -- Service Shares


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Overseas Growth Portfolio -- Service Shares


The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust:

Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Capital and Income Portfolio -- Class
  II)


Van Kampen Life Investment Trust:
Capital Growth Portfolio -- Class II Shares

The following Portfolios are not available to contracts issued on or after September 8, 2008:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Basic Value Fund -- Series II shares (formerly, AIM V.I. Basic
  Value Fund -- Series II shares)


BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE Investments Funds, Inc:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

Legg Mason Partners Variable Equity Trust:

Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Aggressive Growth Portfolio -- Class
  II)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I
  (formerly, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I)


MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares (formerly,
  Oppenheimer MidCap Fund/VA -- Service Shares)


Rydex Variable Trust:
NASDAQ-100(R) Fund

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


Definitions......................................................  7

Fee Tables.......................................................  9
   Examples...................................................... 12

Synopsis......................................................... 13

Condensed Financial Information.................................. 16

The Company...................................................... 17

Financial Condition of the Company............................... 17

The Separate Account............................................. 18
   The Portfolios................................................ 18
   Subaccounts................................................... 20
   Voting Rights................................................. 30
   Asset Allocation Program...................................... 30

The Guarantee Account............................................ 40

Charges and Other Deductions..................................... 41
   Transaction Expenses.......................................... 41
       Surrender Charge.......................................... 41
       Exceptions to the Surrender Charge........................ 42
   Deductions from the Separate Account.......................... 42
   Charges for the Living Benefit Rider Options.................. 43
   Charges for the Death Benefit Rider Options................... 45
   Other Charges................................................. 45

The Contract..................................................... 46
   Purchase of the Contract...................................... 46
   Ownership..................................................... 47
   Assignment.................................................... 47
   Purchase Payments............................................. 48
   Valuation Day and Valuation Period............................ 48
   Allocation of Purchase Payments............................... 48
   Enhanced Payment Benefit Option............................... 49
   Valuation of Accumulation Units............................... 49

Transfers........................................................ 50
   Transfers Before the Annuity Commencement Date................ 50
   Transfers from the Guarantee Account to the Subaccounts....... 50
   Transfers from the Subaccounts to the Guarantee Account....... 50
   Transfers Among the Subaccounts............................... 50
   Telephone/Internet Transactions............................... 51
   Confirmation of Transactions.................................. 52
   Special Note on Reliability................................... 52
   Transfers by Third Parties.................................... 52
   Special Note on Frequent Transfers............................ 52
   Dollar Cost Averaging Program................................. 54
   Defined Dollar Cost Averaging Program......................... 55
   Portfolio Rebalancing Program................................. 55
   Guarantee Account Interest Sweep Program...................... 56

Surrenders and Partial Withdrawals...................................  56
   Surrenders and Partial Withdrawals................................  56
   Restrictions on Distributions from Certain Contracts..............  57
   Systematic Withdrawal Program.....................................  58
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.....  58
       Lifetime Income Plus Solution.................................  59
       Lifetime Income Plus 2008.....................................  71
       Lifetime Income Plus 2007.....................................  83
       Lifetime Income Plus..........................................  91
       Investment Strategy for Lifetime Income Plus and Lifetime
         Income Plus 2007............................................ 102

Death of Owner and/or Annuitant...................................... 103
   Distribution Provisions Upon Death of Owner or Joint Owner........ 103
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date............................................... 103
   Basic Death Benefit............................................... 103
   Annual Step-Up Death Benefit Rider Option......................... 103
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold................................................ 104
   How to Claim Proceeds and/or Death Benefit Payments............... 104
   Distribution Rules................................................ 106

Income Payments...................................................... 107
   Optional Payment Plans............................................ 109
   Variable Income Payments.......................................... 110
   Transfers After the Annuity Commencement Date..................... 110
   Payment Protection Rider Options.................................. 110
       Payment Optimizer Plus........................................ 110
       Principal Protection Advantage................................ 120

Tax Matters.......................................................... 127
   Introduction...................................................... 127
   Taxation of Non-Qualified Contracts............................... 127
   Section 1035 Exchanges............................................ 130
   Qualified Retirement Plans........................................ 130
   Federal Income Tax Withholding.................................... 134
   State Income Tax Withholding...................................... 134
   Tax Status of the Company......................................... 134
   Federal Estate Taxes.............................................. 134
   Generation-Skipping Transfer Tax.................................. 135
   Annuity Purchases by Residents of Puerto Rico..................... 135
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations.................................................... 135
   Foreign Tax Credits............................................... 135
   Changes in the Law................................................ 135

Requesting Payments.................................................. 135

Sale of the Contracts................................................ 136

Additional Information............................................... 137
   Owner Questions................................................... 137
   Return Privilege.................................................. 137
   State Regulation.................................................. 138
   Evidence of Death, Age, Gender, Marital Status or Survival........ 138
   Records and Reports............................................... 138
   Other Information................................................. 138
   Exemption to File Periodic Reports................................ 138
   Legal Proceedings................................................. 138

Appendix A -- Examples of the Available Death Benefits............... A-1

Appendix B -- Condensed Financial Information........................ B-1

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Income Start Date -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under for Lifetime Income Plus and Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   -------------------
 Transfer Charge                                      $10.00/3 /
----------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                               $30.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.15%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                         1.45%
--------------------------------------------------------------------------------------------------------------------
Optional Benefit (as a percentage of your average daily net assets in the Separate
 Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
 Enhanced Payment Benefit Option                                       0.15%                       0.15%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/3/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/3,8/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/9/          Maximum Charge/2,9/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/10/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/2/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------

/1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/ Lifetime Income Plus is not available for contracts issued on or after May
    1, 2007.

/5/ Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/ Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/7/ Payment Optimizer Plus is not available for contracts issued after October
    17, 2008.

/8/ We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

  Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/9/ The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                              Current Charge
                                                                                        ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          0.85% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     0.85% of benefit base plus
                                                                                        0.15% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     0.85% of benefit base plus
                                                                                        0.40% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                                              Maximum Charge
                                                                                        ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          2.00% of benefit base
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     2.00% of benefit base plus
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     2.00% of benefit base plus
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------

/10/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/               Minimum Maximum
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)     0.44%   2.47%
----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.39% and 2.47%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,248      $2,670      $4,022       $7,350


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $605       $2,052      $3,510       $7,211


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $721       $2,172      $3,635       $7,350


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death
     Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

What optional benefits are available in this prospectus? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

The Enhanced Payment Benefit Option. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

The "Living Benefit Rider Options." We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. Four other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus Solution, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.


The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit provided under the contract.


The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 313-5282, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230.   You may also obtain copies of the
prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                         Subaccount Investing In                      Investment Objective
                         ----------------------------------------------------------------------------
AIM VARIABLE             Invesco V.I. Capital Appreciation    Long-term growth of capital.
INSURANCE FUNDS          Fund -- Series I shares (formerly,
(INVESCO VARIABLE        AIM V.I. Capital Appreciation
INSURANCE FUNDS)         Fund -- Series I shares)
                         ----------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --     Long-term growth of capital.
                         Series I shares (formerly, AIM V.I.
                         Core Equity Fund -- Series I
                         shares)
                         ----------------------------------------------------------------------------
                         Invesco V.I. International Growth    Long-term growth of capital.
                         Fund -- Series II shares (formerly,
                         AIM V.I. International Growth
                         Fund -- Series II shares)
                         ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Balanced           Seeks to maximize total return
VARIABLE PRODUCTS        Wealth Strategy Portfolio --         consistent with the adviser's
SERIES FUND, INC.        Class B                              determination of reasonable risk.
                         ----------------------------------------------------------------------------
                         AllianceBernstein Global             Long-term growth of capital.
                         Thematic Growth Portfolio --
                         Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein Growth and         Long-term growth of capital.
                         Income Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein International      Long-term growth of capital.
                         Value Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein Large Cap          Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein Small Cap          Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ----------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --      The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                             return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                         ----------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I. Fund      Seeks capital appreciation, and
SERIES FUNDS, INC.       -- Class III Shares                  secondarily, income.

                         ----------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.     Seeks high total investment return.
                         Fund -- Class III Shares



                         ----------------------------------------------------------------------------
                         BlackRock Value Opportunities        Seeks long-term growth of capital.
                         V.I. Fund -- Class III Shares

                         ----------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,        The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A           capital.
TRUST I
                         ----------------------------------------------------------------------------


                                         Adviser (and Sub-Adviser(s),
        Investment Objective                   as applicable)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
               Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
   (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
               Marsico Capital Management, LLC)
------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
                       Columbia Marsico International     The fund seeks long-term growth of
                       Opportunities Fund, Variable       capital.
                       Series -- Class B
                       ------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                     income.
                       ------------------------------------------------------------------------------
                       VT Worldwide Health Sciences       Seeks long-term capital growth by
                       Fund                               investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                       ------------------------------------------------------------------------------
EVERGREEN VARIABLE     Evergreen VA Omega Fund --         Seeks long term capital growth.
ANNUITY TRUST          Class 2
                       ------------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond         Seeks high current income by
SERIES                 Fund II -- Service Shares          investing in lower-rated corporate debt
                                                          obligations, commonly referred to as
                                                          "junk bonds."
                       ------------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio -- Service  Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                            consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Growth & Income Portfolio      Seeks high total return through a
                       -- Service Class 2                 combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
         Marsico Capital Management, LLC)
-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks long-term capital growth by          OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-------------------------------------------------------------------------------
Seeks long term capital growth.            Evergreen Investment Management
 Company, LLC
-------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations, commonly referred to as
"junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                    Service Class 2

                    ------------------------------------------------------------------------------
                    VIP Value Strategies Portfolio --  Seeks capital appreciation.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Mutual Shares Securities Fund --   Seeks capital appreciation, with
VARIABLE INSURANCE  Class 2 Shares                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --          Seeks long-term growth of capital and
FUNDS, INC.         Class 1 Shares                     future income.
                    ------------------------------------------------------------------------------
                    Money Market Fund/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and the maintenance of
                                                       liquidity.
                    ------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1   Seeks long-term growth of capital.
                    Shares





                    ------------------------------------------------------------------------------
                    Total Return Fund/2/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1        Seeks long-term growth of capital.
                    Shares
                    ------------------------------------------------------------------------------
GENWORTH VARIABLE   Genworth Calamos Growth            The fund's investment objective is
INSURANCE TRUST/3/  Fund -- Service Shares             long-term capital growth.

                    ------------------------------------------------------------------------------
                    Genworth Columbia Mid Cap          The fund's investment objective is
                    Value Fund -- Service Shares       long-term capital appreciation.


                    ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Columbia Management Advisors,
                                           LLC)
-----------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      Subaccount Investing In                       Investment Objective
                      -------------------------------------------------------------------------------
                      Genworth Davis NY Venture           The fund's investment objective is
                      Fund -- Service Shares              long-term growth of capital.

                      -------------------------------------------------------------------------------
                      Genworth Eaton Vance Large Cap      The fund's investment objective is to
                      Value Fund -- Service Shares        seek total return.

                      -------------------------------------------------------------------------------
                      Genworth Enhanced International     The fund's investment objective is to
                      Index Fund -- Service Shares        outperform the Morgan Stanley Capital
                                                          International Europe, Australasia and
                                                          Far East Index ("MSCI EAFE Index")
                                                          while maintaining a market level of
                                                          risk.
                      -------------------------------------------------------------------------------
                      Genworth Goldman Sachs              The fund's investment objective is to
                      Enhanced Core Bond Index            seek to outperform the total return
                      Fund -- Service Shares (formerly,   performance of the Barclays Capital
                      Genworth Legg Mason Western         Aggregate Bond Index (the "Bond
                      Asset Core Plus Bond Fund)          Index") while maintaining a risk level
                                                          commensurate with the Bond Index.
                      -------------------------------------------------------------------------------
                      Genworth Legg Mason                 The fund's investment objective is to
                      ClearBridge Aggressive Growth       seek capital appreciation.
                      Fund -- Service Shares (formerly,
                      Genworth Legg Mason Partners
                      Aggressive Growth Fund)
                      -------------------------------------------------------------------------------
                      Genworth PIMCO StocksPLUS           The fund's investment objective is to
                      Fund -- Service Shares              seek total return which exceeds that of
                                                          the S&P 500 Index.

                      -------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Service       Seeks long-term capital growth,
                      Shares                              consistent with preservation of capital
                                                          and balanced by current income.
                      -------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares   A non-diversified portfolio/1/ that seeks
                                                          long-term growth of capital.
                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock       The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares      seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) Total Return Series --       The fund's investment objective is to
                      Service Class Shares                seek total return.
                      -------------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service  The fund's investment objective is to
                      Class Shares                        seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA        Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                   which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                      -------------------------------------------------------------------------------
                      Oppenheimer Capital                 Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service     in securities of well-known established
                      Shares                              companies.
                      -------------------------------------------------------------------------------
                      Oppenheimer Global Securities       Seeks long-term capital appreciation
                      Fund/VA -- Service Shares           by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                      -------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
        ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
                       Oppenheimer Main Street Fund/      Seeks high total return.
                       VA -- Service Shares
                       ------------------------------------------------------------------------------
                       Oppenheimer Main Street Small      Seeks capital appreciation.
                       Cap Fund/VA -- Service Shares
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST        Class Shares                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ------------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ------------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ------------------------------------------------------------------------------
THE UNIVERSAL          Equity and Income Portfolio --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   Class II Shares                    current income.
INC.
                       ------------------------------------------------------------------------------
VAN KAMPEN LIFE        Comstock Portfolio -- Class II     Seeks capital growth and income
INVESTMENT TRUST       Shares                             through investments in equity securities,
                                                          including common stocks, preferred
                                                          stocks and securities convertible into
                                                          common and preferred stocks.
                       ------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks both capital appreciation and        Morgan Stanley Investment
current income.                            Management Inc.

------------------------------------------------------------------------------
Seeks capital growth and income            Van Kampen Asset Management
through investments in equity securities,
including common stocks, preferred
stocks and securities convertible into
common and preferred stocks.
------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In         Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Overseas Portfolio --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     Service Shares
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:



                        Subaccount Investing In                 Investment Objective
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      Portfolios --                  reduced risk over the long term by
FUND                    Service Class 2                allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST         Fund
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST         Service Class Shares           seek capital appreciation.
                        -----------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2007:



                       Subaccount Investing In                      Investment Objective
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason ClearBridge Variable    Seeks to provide a high level of current
VARIABLE EQUITY TRUST  Equity Income Builder Portfolio    income. Long-term capital
                       -- Class II (formerly, Legg Mason  appreciation will be its secondary
                       Partners Variable Capital and      objective. This objective may be
                       Income Portfolio -- Class II)      changed without shareholder approval.
                       -----------------------------------------------------------------------------
VAN KAMPEN LIFE        Capital Growth Portfolio --        Seeks capital appreciation.
INVESTMENT TRUST        Class II Shares
                       -----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------
Seeks capital appreciation.               Van Kampen Asset Management

----------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after September 8, 2008:


                                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                   as applicable)
                    ------------------------------------------------------------------------------------------------------------
AIM VARIABLE        Invesco V.I. Basic Value Fund --    Long-term growth of capital.           Invesco Advisers, Inc.
INSURANCE FUNDS     Series II shares (formerly, AIM
(INVESCO VARIABLE   V.I. Basic Value Fund -- Series II
INSURANCE FUNDS)    shares)
                    ------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Large Cap Growth V.I.     Seeks long-term capital growth.        BlackRock Advisors, LLC
SERIES FUNDS, INC.  Fund -- Class III Shares                                                   (subadvised by BlackRock
                                                                                               Investment Management, LLC)
                    ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      Income Fund -- Class 1 Shares       Seeks maximum income consistent        GE Asset Management Incorporated
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                    ------------------------------------------------------------------------------------------------------------
                    Mid-Cap Equity Fund -- Class 1      Seeks long-term growth of capital and  GE Asset Management Incorporated
                    Shares/1/                           future income.
                    ------------------------------------------------------------------------------------------------------------
                    Premier Growth Equity               Seeks long-term growth of capital and  GE Asset Management Incorporated
                    Fund -- Class 1 Shares              future income rather than current
                                                        income.
                    ------------------------------------------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason ClearBridge Variable  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio --   objective may be changed without
                       Class II (formerly, Legg Mason   shareholder approval.
                       Partners Variable Aggressive
                       Growth Portfolio -- Class II)
                       --------------------------------------------------------------------------
                       Legg Mason ClearBridge Variable  Seeks long-term capital growth with
                       Fundamental All Cap Value        income as a secondary consideration.
                       Portfolio -- Class I (formerly,  This objective may be changed without
                       Legg Mason ClearBridge Variable  shareholder approval.
                       Fundamental Value Portfolio --
                       Class I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust           The fund's investment objective is to
INSURANCE TRUST        Series -- Service Class Shares   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Small- & Mid-Cap     Seeks capital appreciation by investing
ACCOUNT FUNDS          Growth Fund/VA -- Service        in "growth type" companies.
                       Shares (formerly, Oppenheimer
                       MidCap Fund/VA -- Service
                       Shares)
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) Fund/2/            Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------




                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:


                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    Funds Allocation Fund -- Class 2  income as a secondary goal. The fund  (the fund's administrator)
                    Shares/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.


Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.


Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares

       Total Return Fund -- Class 3 Shares
   Genworth Variable Insurance Trust:
       Genworth Calamos Growth Fund -- Service Shares

       Genworth Columbia Mid Cap Value Fund -- Service Shares
       Genworth Davis NY Venture Fund -- Service Shares
       Genworth Eaton Vance Large Cap Value Fund -- Service Shares
       Genworth Enhanced International Index Fund -- Service Shares
       Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
       Genworth PIMCO StocksPLUS Fund -- Service Shares

   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider
     Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.


After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.


In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the

Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.


If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 16, 2010, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed to, generally, allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                           Effective April 30, 2010



                                      Portfolios            Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     1%      2%      3%      4%      4%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      4%      5%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     15%     24%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     15%     24%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      2%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      2%      2%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Enhanced International Index
                             Fund -- Service Shares            1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      1%      2%      2%      2%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------

    Total % Equities                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      3%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     31%     21%     11%      4%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------

    Total % Fixed Income                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 16, 2010



                                      Portfolios            Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    Total % Equities                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    Total % Fixed Income                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



                      Core Asset Class                                Specialty Asset Class            Fixed Income Asset Class
                       (20% to 80%)                                         (0% to 20%)                      (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                       Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                    Genworth Goldman Sachs
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth         Enhanced Core Bond
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Index Fund -- Service
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II             PIMCO VIT Long-Term U.S.
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund   Government Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --       Columbia Marsico International            Shares
 Class 2 Shares                                                Opportunities Fund, Variable Series --  PIMCO VIT Low Duration
Franklin Templeton VIP Templeton Growth Securities             Class B                                  Portfolio --
 Fund -- Class 2 Shares                                       Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --                Evergreen VA Omega Fund -- Class 2        Shares
 Class 1 Shares                                               Federated High Income Bond Fund II --    PIMCO VIT Total Return
GE Investments Funds Total Return Fund -- Class 3 Shares       Service Shares                           Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Federated Kaufmann Fund II -- Service     Administrative Class
Genworth Davis NY Venture Fund -- Service Shares               Shares                                   Shares
Genworth Eaton Vance Large Cap Value Fund                     Fidelity VIP Dynamic Capital
Genworth PIMCO StocksPLUS Fund -- Service Shares               Appreciation Portfolio -- Service
Invesco V.I. Core Equity Fund -- Series I shares               Class 2
Invesco V.I. International Growth Fund -- Series II shares    Fidelity VIP Growth Portfolio --
Janus Aspen Balanced Portfolio -- Service Shares               Service Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Mid Cap Portfolio --
Oppenheimer Balanced Fund/VA -- Service Shares                 Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           Fidelity VIP Value Strategies Portfolio
 Shares                                                        -- Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares       GE Investments Funds Real Estate
Oppenheimer Main Street Fund/VA -- Service Shares              Securities Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio --  GE Investments Funds Small-Cap Equity
 Class II Shares                                               Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares          Genworth Calamos Growth Fund -- Service
                                                               Shares
                                                              Genworth Columbia Mid Cap Value Fund --
                                                               Service Shares
                                                              Genworth Enhanced International Index
                                                               Fund -- Service Shares
                                                              Genworth Legg Mason ClearBridge
                                                               Aggressive Growth Fund -- Service
                                                               Shares
                                                              Invesco V.I. Capital Appreciation Fund
                                                               -- Series I shares
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;


  .  the risk that the living benefit will be greater than the Surrender Value;


  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 8%
       1                 8%
       2                 7%
       3                 7%
       4                 6%
       5                 5%
       6                 4%
       7                 2%
   8 or more             0%
-----------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                  Surrender Charge
   Number of     as a Percentage of
   Completed      the Surrendered
 Years Since We          or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

Charges for the Living Benefit Rider Options

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit
           Single Annuitant Contract        0.75% of benefit base
           -------------------------------------------------------------
           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrender and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Enhanced Payment Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . Enhanced payments are not considered "purchase payments" for purposes of the contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among
the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on
Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by
Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the

Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:


   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.


If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Rider Options

We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007, and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007 and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary.


Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated

Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that enhanced payments are not considered "purchase payments" for purposes of the contract and this rider. Therefore any applicable enhanced payment will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the enhanced payment or any related earnings, since the enhanced payment and any related earnings will be reflected in the Contract Value. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base.

For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Service Center at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by
(b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

      (a) the Contract Value;

      (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

      (c) the Principal Protection Death Benefit (if applicable).


  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.


Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions.

At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

      Lifetime Income Plus Solution without the Principal Protection Death
      Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
      ----------------------------------------------------------------------
      Lifetime Income Plus Solution with the Principal Protection Death
      Benefit -- Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.20% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------
      Lifetime Income Plus Solution with the Principal Protection Death
      Benefit -- Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.50% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

      Lifetime Income Plus Solution without the Principal Protection Death
      Benefit
        Single or Joint Annuitant Contract     0.85% of benefit base
      ----------------------------------------------------------------------
      Lifetime Income Plus Solution with the Principal Protection Death
      Benefit -- Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.85% of benefit base plus
                                               0.15% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------
      Lifetime Income Plus Solution with the Principal Protection Death
      Benefit -- Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.85% of benefit base plus
                                               0.40% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68             27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69             14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70              1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68             25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69             12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary.


References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-

Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).


  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.


Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54             97,205             --        94,418        100,000     112,360       112,360      100,000
    55             94,418             --        91,637        100,000     119,102       119,102      100,000
    56             91,637             --        88,857        100,000     126,248       126,248      100,000
    57             88,857             --        86,076        100,000     133,823       133,823      100,000
    58             86,076             --        83,291        100,000     141,852       141,852      100,000
    59             83,291             --        80,497        100,000     150,363       150,363      100,000
    60             80,497             --        77,692        100,000     159,385       159,385      100,000
    61             77,692             --        74,871        100,000     168,948       168,948      100,000
    62             74,871             --        72,030        100,000     179,085       179,085      100,000
    63             72,030             --        69,166        100,000     189,830       189,830      100,000
    64             69,166             --        66,274        100,000     201,220       201,220      100,000
    65             66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66             51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67             37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68             23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69              9,296         11,731            --        100,000     213,293       213,293           --
    70                 --         11,731            --        100,000     213,293       213,293           --
    71                 --         11,731            --        100,000     213,293       213,293           --
    72                 --         11,731            --        100,000     213,293       213,293           --
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54             97,055             --        94,121        100,000     112,360       112,360      100,000
    55             94,121             --        91,196        100,000     119,102       119,102      100,000
    56             91,196             --        88,275        100,000     126,248       126,248      100,000
    57             88,275             --        85,356        100,000     133,823       133,823      100,000
    58             85,356             --        82,435        100,000     141,852       141,852      100,000
    59             82,435             --        79,508        100,000     150,363       150,363      100,000
    60             79,508             --        76,573        100,000     159,385       159,385      100,000
    61             76,573             --        73,624        100,000     168,948       168,948      100,000
    62             73,624             --        70,658        100,000     179,085       179,085      100,000
    63             70,658             --        67,672        100,000     189,830       189,830      100,000
    64             67,672             --        64,659        100,000     201,220       201,220      100,000
    65             64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66             49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67             35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68             21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69              7,397         11,731            --        100,000     213,293       213,293       41,344
    70                 --         11,731            --        100,000     213,293       213,293       29,613
    71                 --         11,731            --        100,000     213,293       213,293       17,882
    72                 --         11,731            --        100,000     213,293       213,293        6,151
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74             97,205             --        94,418        100,000     112,360       112,360      100,000
    75             94,418             --        91,637        100,000     119,102       119,102      100,000
    76             91,637             --        88,857        100,000     126,248       126,248      100,000
    77             88,857             --        86,076        100,000     133,823       133,823      100,000
    78             86,076             --        83,291        100,000     141,852       141,852      100,000
    79             83,291             --        80,497        100,000     150,363       150,363      100,000
    80             80,497             --        77,692        100,000     159,385       159,385      100,000
    81             77,692             --        74,871        100,000     168,948       168,948      100,000
    82             74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83             59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84             44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85             29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86             15,126         12,536           915        100,000     179,085       179,085        1,683
    87                915         12,536            --        100,000     179,085       179,085           --
    88                 --         12,536            --        100,000     179,085       179,085           --
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85             25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86             10,998         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67            101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68            102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69            104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70            106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71            108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72            109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73            111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74            113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75            115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76            117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77            119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78            122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79            124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80            126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81            128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82            130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83            133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84            135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85            137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86            140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87            142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88            145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89            147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90            150,244         8,263         152,873       150,244     106,000       150,244      152,873
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.


The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.


  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    63           $100,000            --        $98,000       $100,000    $105,000    $100,000
    64             98,000            --         96,040        100,000     110,000     100,000
    65             96,040            --         94,119        100,000     115,000     100,000
    66             94,119            --         92,237        100,000     120,000     100,000
    67             92,237            --         90,392        100,000     125,000     100,000
    68             90,392            --         88,584        100,000     130,000     100,000
    69             88,584            --         86,813        100,000     135,000     100,000
    70             86,813        $8,400         76,676        100,000     140,000      91,600
    71             76,676         8,400         66,743        100,000     140,000      83,200
    72             66,743         8,400         57,008        100,000     140,000      74,800
    73             57,008         8,400         47,468        100,000     140,000      66,400
    74             47,468         8,400         38,088        100,000     140,000      58,000
    75             38,088         8,400         28,897        100,000     140,000      49,600
    76             28,897         8,400         19,889        100,000     140,000      41,200
    77             19,889         8,400         11,061        100,000     140,000      32,800
    78             11,061         8,400          2,410        100,000     140,000      24,400
    79              2,410         8,400             --        100,000     140,000      16,000
    80                 --         8,400             --        100,000     140,000       7,600
    81                 --         8,400             --        100,000     140,000          --
    82                 --         8,400             --        100,000     140,000          --
    83                 --         8,400             --        100,000     140,000          --
    84                 --         8,400             --        100,000     140,000          --
    85                 --         8,400             --        100,000     140,000          --
    86                 --         8,400             --        100,000     140,000          --
    87                 --         8,400             --        100,000     140,000          --
    88                 --         8,400             --        100,000     140,000          --
    89                 --         8,400             --        100,000     140,000          --
    90                 --         8,400             --        100,000     140,000          --
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    78           $100,000            --        $98,000       $100,000    $105,000    $100,000
    79             98,000            --         96,040        100,000     110,000     100,000
    80             96,040            --         94,119        100,000     115,000     100,000
    81             94,119            --         92,237        100,000     120,000     100,000
    82             92,237        $8,750         81,642        100,000     125,000      91,250
    83             81,642         8,750         71,259        100,000     125,000      82,500
    84             71,259         8,750         61,084        100,000     125,000      73,750
    85             61,084         8,750         51,112        100,000     125,000      65,000
    86             51,112         8,750         41,340        100,000     125,000      56,250
    87             41,340         8,750         31,733        100,000     125,000      47,500
    88             31,733         8,750         22,319        100,000     125,000      38,750
    89             22,319         8,750         13,092        100,000     125,000      30,000
    90             13,092         8,750          4,050        100,000     125,000      21,250
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    66           $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67            102,225         5,775         104,628       102,225     105,000     104,628
    68            104,628         5,775         107,223       104,628     105,000     107,223
    69            107,223         5,897         109,904       107,223     105,000     109,904
    70            109,904         6,045         112,651       109,904     105,000     112,651
    71            112,651         6,196         115,468       112,651     105,000     115,468
    72            115,468         6,351         118,354       115,468     105,000     118,354
    73            118,354         6,509         121,313       118,354     105,000     121,313
    74            121,313         6,672         124,346       121,313     105,000     124,346
    75            124,346         6,839         127,455       124,346     105,000     127,455
    76            127,455         7,010         130,641       127,455     105,000     130,641
    77            130,641         7,185         133,907       130,641     105,000     133,907
    78            133,907         7,365         137,255       133,907     105,000     137,255
    79            137,255         7,549         140,686       137,255     105,000     140,686
    80            140,686         7,738         144,203       140,686     105,000     144,203
    81            144,203         7,931         147,808       144,203     105,000     147,808
    82            147,808         8,129         151,504       147,808     105,000     151,504
    83            151,504         8,333         155,291       151,504     105,000     155,291
    84            155,291         8,541         159,174       155,291     105,000     159,174
    85            159,174         8,755         163,153       159,174     105,000     163,153
    86            163,153         8,973         167,232       163,153     105,000     167,232
    87            167,232         9,198         171,412       167,232     105,000     171,412
    88            171,412         9,428         175,698       171,412     105,000     175,698
    89            175,698         9,663         180,090       175,698     105,000     180,090
    90            180,090         9,905         184,592       180,090     105,000     184,592
-----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.


The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Notification. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


                      Restore Provision                                                 Reset Provision
---------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life  You may reset on a contract anniversary periodically after your
of this rider.                                                  Benefit Date.
---------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment       You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the     Strategy available as of the date of the reset.
reduction in benefits.
---------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge   Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the    rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                          daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current          Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                  Value as of the date you reset your benefit.
---------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original  The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                          Withdrawal Factor.
---------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value    The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.             and total purchase payments less Gross Withdrawals.
---------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.


  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.


Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;


   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $5,500        $96,420       $100,000     $94,500
66        96,420         5,500         88,992        100,000      89,000
67        88,992         5,500         81,712        100,000      83,500
68        81,712         5,500         74,578        100,000      78,000
69        74,578         5,500         67,586        100,000      72,500
70        67,586         5,500         60,734        100,000      67,000
71        60,734         5,500         54,020        100,000      61,500
72        54,020         5,500         47,439        100,000      56,000
73        47,439         5,500         40,990        100,000      50,500
74        40,990         5,500         34,641        100,000      45,000
75        34,641         5,500         28,418        100,000      39,500
76        28,418         5,500         22,319        100,000      34,000
77        22,319         5,500         16,343        100,000      28,500
78        16,343         5,500         10,486        100,000      23,000
79        10,486         5,500          4,746        100,000      17,500
80         4,746         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $102,500      $100,000     $94,500
66       102,500         5,638         105,063       102,500      88,863
67       105,063         5,778         107,689       105,063      83,084
68       107,689         5,923         110,381       107,689      77,161
69       110,381         6,071         113,141       110,381      71,090
70       113,141         6,223         115,969       113,141      64,867
71       115,969         6,378         118,869       115,969      58,489
72       118,869         6,538         121,840       118,869      51,951
73       121,840         6,701         124,886       121,840      45,250
74       124,886         6,869         128,008       124,886      38,381
75       128,008         7,040         131,209       128,008      31,341
76       131,209         7,216         134,489       131,209      24,124
77       134,489         7,397         137,851       134,489      16,728
78       137,851         7,582         141,297       137,851       9,146
79       141,297         7,771         144,830       141,297       1,374
80       144,830         7,966         148,451       144,830           0
81       148,451         8,165         152,162       148,451           0
82       152,162         8,369         155,966       152,162           0
83       155,966         8,578         159,865       155,966           0
84       159,865         8,793         163,862       159,865           0
85       163,862         9,012         167,958       163,862           0
86       167,958         9,238         172,157       167,958           0
87       172,157         9,469         176,461       172,157           0
88       176,461         9,705         180,873       176,461           0
89       180,873         9,948         185,394       180,873           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $ 5,500       $106,820      $100,000     $94,500
66       106,820          5,875        109,491       106,820      88,625
67       109,491          6,022        112,228       109,491      82,603
68       112,228          6,173        115,033       112,228      76,430
69       115,033          6,327        117,909       115,033      70,104
70       117,909          6,485        120,857       117,909      63,619
71       120,857          6,647        123,878       120,857      56,971
72       123,878          6,813        126,975       123,878      50,158
73       126,975          6,984        130,150       126,975      43,174
74       130,150          7,158        133,404       130,150      36,016
75       133,404          7,337        136,739       133,404      28,679
76       136,739          7,521        140,157       136,739      21,158
77       140,157          7,709        143,661       140,157      13,450
78       143,661          7,901        147,253       143,661       5,548
79       147,253          8,099        150,934       147,253           0
80       150,934          8,301        154,707       150,934           0
81       154,707          8,509        158,575       154,707           0
82       158,575          8,722        162,539       158,575           0
83       162,539          8,940        166,603       162,539           0
84       166,603          9,163        170,768       166,603           0
85       170,768          9,392        175,037       170,768           0
86       175,037          9,627        179,413       175,037           0
87       179,413          9,868        183,898       179,413           0
88       183,898         10,114        188,496       183,898           0
89       188,496         10,367        193,208       188,496           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

    Contract
    Value -    Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning    Taken -     Value -   Limit - Before   Base -     Benefit -
Age of Year    End of Year End of Year   Withdrawal   End of Year End of Year
-----------------------------------------------------------------------------
65  $100,000     $7,000     $101,000       $5,500      $ 93,000     $93,000
66   101,000      7,000      102,080        5,555        94,000      86,000
67   102,080      7,000      103,246        5,614        95,080      79,000
68   103,246      7,000      104,506        5,679        96,246      72,000
69   104,506      7,000      105,867        5,748        97,506      65,000
70   105,867      7,000      107,336        5,823        98,867      58,000
71   107,336      7,000      108,923        5,903       100,336      51,000
72   108,923      7,000      110,637        5,991       101,923      44,000
73   110,637      7,000      112,488        6,085       103,637      37,000
74   112,488      7,000      114,487        6,187       105,488      30,000
75   114,487      7,000      116,645        6,297       107,487      23,000
76   116,645      7,000      118,977        6,416       109,645      16,000
77   118,977      7,000      121,495        6,544       111,977       9,000
78   121,495      7,000      124,215        6,682       114,495       2,000
79   124,215      7,000      127,152        6,832       117,215           0
80   127,152      7,000      130,324        6,993       120,152           0
81   130,324      7,000      133,750        7,168       123,324           0
82   133,750      7,000      137,450        7,356       126,750           0
83   137,450      7,000      141,446        7,560       130,450           0
84   141,446      7,000      145,762        7,780       134,446           0
85   145,762      7,000      150,423        8,017       138,762           0
86   150,423      7,000      155,457        8,273       143,423           0
87   155,457      7,000      160,893        8,550       148,457           0
88   160,893      7,000      166,765        8,849       153,893           0
89   166,765      7,000      173,106        9,172       159,765           0
-----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
66   105,320     7,000      106,746        5,793        98,320      86,000
67   106,746     7,000      108,285        5,871        99,746      79,000
68   108,285     7,000      109,948        5,956       101,285      72,000
69   109,948     7,000      111,744        6,047       102,948      65,000
70   111,744     7,000      113,683        6,146       104,744      58,000
71   113,683     7,000      115,778        6,253       106,683      51,000
72   115,778     7,000      118,040        6,368       108,778      44,000
73   118,040     7,000      120,484        6,492       111,040      37,000
74   120,484     7,000      123,122        6,627       113,484      30,000
75   123,122     7,000      125,972        6,772       116,122      23,000
76   125,972     7,000      129,050        6,928       118,972      16,000
77   129,050     7,000      132,374        7,098       122,050       9,000
78   132,374     7,000      135,964        7,281       125,374       2,000
79   135,964     7,000      139,841        7,478       128,964           0
80   139,841     7,000      144,028        7,691       132,841           0
81   144,028     7,000      148,550        7,922       137,028           0
82   148,550     7,000      153,434        8,170       141,550           0
83   153,434     7,000      158,709        8,439       146,434           0
84   158,709     7,000      164,406        8,729       151,709           0
85   164,406     7,000      170,558        9,042       157,406           0
86   170,558     7,000      177,203        9,381       163,558           0
87   177,203     7,000      184,379        9,746       170,203           0
88   184,379     7,000      192,129       10,141       177,379           0
89   192,129     7,000      200,500       10,567       185,129           0
----------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction of your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

Termination of Death Benefit Rider Option When Contract Assigned or Sold

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment choices. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date


The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.


If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.


Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts", "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --  Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                    Level   Guaranteed Change in  Adjustment            Net
          Annual   Income    Payment   Adjustment  Account             Annual
 Annuity  Income   Amount     Floor     Account    Balance   Monthly Investment
  Year    Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
 ------------------------------------------------------------------------------
   1      $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
   2        7,879     657       750       1,121      2,463      750     7.0%
   3        8,106     676       750         894      3,357      750     7.0%
   4        8,340     695       750         660      4,017      750     7.0%
   5        8,581     715       750         419      4,436      750     7.0%
   6        8,828     736       750         172      4,608      750     7.0%
   7        9,083     757       750         (83)     4,525      750     7.0%
   8        9,345     779       750        (345)     4,181      750     7.0%
   9        9,614     801       750        (614)     3,566      750     7.0%
   10       9,892     824       750        (892)     2,675      750     7.0%
   11      10,177     848       750      (1,177)     1,498      750     7.0%
   12      10,471     873       750      (1,471)        27      750     7.0%
   13      10,773     898       750         (27)         0      895     7.0%
   14      11,083     924       750           0          0      924     7.0%
   15      11,403     950       750           0          0      950     7.0%
   16      11,732     978       750           0          0      978     7.0%
   17      12,070   1,006       750           0          0    1,006     7.0%
   18      12,419   1,035       750           0          0    1,035     7.0%
   19      12,777   1,065       750           0          0    1,065     7.0%
   20      13,145   1,095       750           0          0    1,095     7.0%
 ------------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,778  $565      $607     $607     $  502    $104,000
   2     6,517   543       607      607      1,265      96,720
   3     6,267   522       607      607      2,279      89,440
   4     6,026   502       607      607      3,534      82,160
   5     5,794   483       607      607      5,020      74,880
---------------------------------------------------------------



The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund --
        VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

The Adjustment Account.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero.

One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                         Guaranteed Change in  Adjustment               Net
          Annual  Level   Payment   Adjustment  Account    Monthly     Annual
 Annuity  Income  Income   Floor     Account    Balance     Income   Investment
  Year    Amount  Amount (monthly)  (monthly)  (annually) (annually)   Return
 ------------------------------------------------------------------------------
   1      $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
   2       12,600  1,050    1,100        600      1,800      1,100       7.9%
   3       13,200  1,100    1,100          0      1,800      1,100       7.7%
   4       13,800  1,150    1,100       -600      1,200      1,100       7.5%
   5       14,400  1,200    1,100     -1,200          0      1,100       7.3%
   6       15,000  1,250    1,100          0          0      1,250       7.1%
   7       15,600  1,300    1,100          0          0      1,300     -20.8%
   8       12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 ------------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $333     $531       $0      $100,000
   2     6,188   516       333      516        0        93,627
   3     6,008   501       333      501        0        87,439
   4     5,833   486       333      486        0        81,431
   5     5,663   472       333      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.


Legislation has been introduced in Congress to permit monthly income payments you receive after 2010 to be taxed as income payments instead of partial withdrawals. The Internal Revenue Service is expected to issue general guidance on this subject in the near future. Until such legislation is enacted or favorable guidance is issued, the treatment of such payments remains uncertain. We suggest that you discuss these developments with your tax adviser.


Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.


Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Principal Protection Advantage" provision in the "Principal Protection Advantage" section of the prospectus.


Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Medicare Tax. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsed contract to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the contract's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate Taxes


While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


Estate, Gift and Generation-Skipping Transfer Taxes in 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


Annuity Purchases by Residents of Puerto Rico


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.


The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.


After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, $6.2 million, $14.5 million and $17.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.


Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                             Death
End of Annuitant's Contract Benefit
 Year      Age      Value   Amount
------------------------------------
  1        76      $103,000 $103,000
  2        77       112,000  112,000
  3        78        90,000  112,000
  4        79       135,000  135,000
  5        80       130,000  135,000
  6        81       150,000  135,000
  7        82       125,000  135,000
  8        83       145,000  135,000
------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                            No Rider Option Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.72            $11.24         52,766    2009
                                                                           16.29              7.72         60,173    2008
                                                                           16.31             16.29         57,950    2007
                                                                           14.65             16.31         63,945    2006
                                                                           14.10             14.65         60,581    2005
                                                                           12.91             14.10         45,211    2004
                                                                           10.00             12.91             --    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.27            $ 7.48          4,618    2009
                                                                           11.07              6.27          5,238    2008
                                                                           10.03             11.07          7,896    2007
                                                                            9.57             10.03          7,854    2006
                                                                            8.92              9.57         11,285    2005
                                                                            8.49              8.92         11,260    2004
                                                                            6.65              8.49             --    2003
                                                                            8.92              6.65             --    2002
                                                                           10.00              8.92             --    2001
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.93            $10.02          1,291    2009
                                                                           11.52              7.93            344    2008
                                                                           10.81             11.52          2,003    2007
                                                                           10.00             10.81          2,018    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.27            $13.65        111,983    2009
                                                                           17.52             10.27         90,443    2008
                                                                           15.54             17.52         90,871    2007
                                                                           12.33             15.54         54,227    2006
                                                                           10.63             12.33         18,259    2005
                                                                           10.00             10.63          9,724    2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.01            $ 8.60         20,243    2009
                                                                           10.19              7.01         21,710    2008
                                                                           10.00             10.19          4,936    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.11            $13.76         14,169    2009
                                                                           17.60              9.11         14,989    2008
                                                                           14.90             17.60         20,222    2007
                                                                           13.95             14.90         18,653    2006
                                                                           13.65             13.95          8,311    2005
                                                                           13.18             13.65          7,471    2004
                                                                           10.00             13.18             --    2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 7.29            $ 8.65         98,546    2009
                                                                      12.48              7.29        115,722    2008
                                                                      12.08             12.48        129,185    2007
                                                                      10.47             12.08        120,666    2006
                                                                      10.16             10.47         87,032    2005
                                                                       9.27             10.16         46,101    2004
                                                                       7.12              9.27            554    2003
                                                                       9.29              7.12             --    2002
                                                                      10.00              9.29             --    2001
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 7.72            $10.22        198,958    2009
                                                                      16.77              7.72        188,277    2008
                                                                      16.12             16.77        213,915    2007
                                                                      12.10             16.12        106,926    2006
                                                                      10.54             12.10         32,373    2005
                                                                      10.00             10.54             --    2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 5.76            $ 7.78         49,859    2009
                                                                       9.71              5.76         54,625    2008
                                                                       8.68              9.71         52,314    2007
                                                                       8.86              8.68         51,156    2006
                                                                       7.83              8.86         56,288    2005
                                                                       7.33              7.83         18,126    2004
                                                                       6.03              7.33             --    2003
                                                                       8.85              6.03             --    2002
                                                                      10.00              8.85             --    2001
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $ 7.01            $ 9.76         11,223    2009
                                                                      13.09              7.01          7,851    2008
                                                                      11.68             13.09          3,203    2007
                                                                      10.73             11.68            153    2006
                                                                      10.38             10.73             --    2005
                                                                       9.21             10.38             --    2004
                                                                       6.28              9.21             --    2003
                                                                       9.39              6.28             --    2002
                                                                      10.00              9.39             --    2001
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $10.43            $11.34        176,447    2009
                                                                      10.76             10.43        126,888    2008
                                                                       9.97             10.76         15,185    2007
                                                                       9.96              9.97         12,774    2006
                                                                      10.00              9.96          2,689    2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 8.20            $10.58         25,347    2009
                                                                      13.19              8.20         26,729    2008
                                                                      13.18             13.19         28,450    2007
                                                                      11.00             13.18         19,152    2006
                                                                      10.88             11.00         13,646    2005
                                                                      10.00             10.88          3,477    2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.56            $13.78        302,329    2009
                                                                      14.61             11.56        304,328    2008
                                                                      12.69             14.61         90,583    2007
                                                                      11.07             12.69         10,971    2006
                                                                      10.00             11.07          3,876    2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 7.73            $ 9.64          2,684    2009
                                                                                 13.27              7.73          2,343    2008
                                                                                 12.46             13.27          2,331    2007
                                                                                 11.83             12.46          1,764    2006
                                                                                 10.86             11.83            640    2005
                                                                                 10.00             10.86             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 7.73            $ 9.76         25,868    2009
                                                                                 13.12              7.73         27,010    2008
                                                                                 13.47             13.12         26,910    2007
                                                                                 12.17             13.47         24,662    2006
                                                                                 11.22             12.17         20,792    2005
                                                                                 10.00             11.22          5,137    2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.53            $13.15        106,636    2009
                                                                                 17.65             10.53        109,302    2008
                                                                                 15.25             17.65        120,180    2007
                                                                                 14.58             15.25        122,273    2006
                                                                                 13.77             14.58        100,234    2005
                                                                                 12.36             13.77         39,801    2004
                                                                                 10.00             12.36            166    2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $13.18            $17.91        127,051    2009
   Class B                                                                       25.96             13.18        136,864    2008
                                                                                 22.01             25.96        154,508    2007
                                                                                 18.12             22.01        133,652    2006
                                                                                 15.39             18.12        104,805    2005
                                                                                 13.39             15.39         52,715    2004
                                                                                 10.00             13.39            292    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.85            $11.16        162,924    2009
                                                                                 10.93              7.85        172,121    2008
                                                                                 10.91             10.93        212,162    2007
                                                                                 10.50             10.91        160,080    2006
                                                                                 10.25             10.50        120,225    2005
                                                                                 10.12             10.25         79,013    2004
                                                                                  9.97             10.12          4,968    2003
                                                                                 10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $13.90            $15.12         35,158    2009
                                                                                 15.18             13.90         42,384    2008
                                                                                 14.50             15.18         84,738    2007
                                                                                 14.72             14.50         81,342    2006
                                                                                 13.95             14.72         23,170    2005
                                                                                 13.33             13.95         11,943    2004
                                                                                 10.40             13.33          1,251    2003
                                                                                 10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.90            $12.60          3,545    2009
                                                                                 12.44              8.90          2,884    2008
                                                                                 11.30             12.44          2,794    2007
                                                                                 10.85             11.30          2,792    2006
                                                                                 10.63             10.85          1,345    2005
                                                                                 10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $10.15            $15.26         221,363   2009
                                                                         13.94             10.15         249,695   2008
                                                                         13.71             13.94         417,392   2007
                                                                         12.58             13.71         329,929   2006
                                                                         12.48             12.58         200,770   2005
                                                                         11.50             12.48          36,538   2004
                                                                          9.58             11.50           1,507   2003
                                                                          9.59              9.58              --   2002
                                                                         10.00              9.59              --   2001
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $12.61            $16.05          79,890   2009
                                                                         22.03             12.61          81,116   2008
                                                                         18.54             22.03          57,397   2007
                                                                         16.41             18.54          52,369   2006
                                                                         15.02             16.41          34,589   2005
                                                                         13.31             15.02          25,657   2004
                                                                         10.00             13.31             190   2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $ 8.90            $11.29          17,195   2009
                                                                         12.70              8.90          18,689   2008
                                                                         11.19             12.70          18,844   2007
                                                                         10.60             11.19          26,904   2006
                                                                         10.36             10.60          28,957   2005
                                                                         10.00             10.36           1,130   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.25            $ 9.88         413,063   2009
                                                                         11.17              7.25         437,184   2008
                                                                         10.43             11.17         105,323   2007
                                                                         10.00             10.43          16,437   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.94            $13.27         804,751   2009
                                                                         17.59              9.94         816,810   2008
                                                                         15.22             17.59       1,091,067   2007
                                                                         13.86             15.22         877,861   2006
                                                                         12.06             13.86         617,596   2005
                                                                         10.62             12.06         123,610   2004
                                                                          8.41             10.62           2,251   2003
                                                                          9.44              8.41              --   2002
                                                                         10.00              9.44              --   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.59            $12.83           9,890   2009
                                                                         16.59              9.59          10,171   2008
                                                                         15.77             16.59           9,537   2007
                                                                         14.06             15.77           9,579   2006
                                                                         11.82             14.06           8,676   2005
                                                                         11.84             11.82             280   2004
                                                                         10.00             11.84              --   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.33            $ 9.38         164,568   2009
                                                                         13.00              7.33         165,422   2008
                                                                         13.03             13.00         197,065   2007
                                                                         11.03             13.03         153,945   2006
                                                                         10.60             11.03         157,276   2005
                                                                          9.67             10.60         103,353   2004
                                                                          7.54              9.67           9,646   2003
                                                                          9.24              7.54              --   2002
                                                                         10.00              9.24              --   2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.31            $ 9.15         39,614    2009
                                                                                   12.76              7.31         46,398    2008
                                                                                   11.58             12.76         82,141    2007
                                                                                   10.41             11.58         81,329    2006
                                                                                    9.83             10.41         77,452    2005
                                                                                    9.46              9.83         48,218    2004
                                                                                    7.77              9.46            246    2003
                                                                                    9.49              7.77             --    2002
                                                                                   10.00              9.49             --    2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 5.74            $ 7.23         58,226    2009
                                                                                   11.05              5.74         74,334    2008
                                                                                    8.85             11.05         50,072    2007
                                                                                    8.43              8.85         54,257    2006
                                                                                    8.10              8.43         63,067    2005
                                                                                    7.97              8.10         35,428    2004
                                                                                    6.11              7.97            407    2003
                                                                                    8.89              6.11             --    2002
                                                                                   10.00              8.89             --    2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.62            $10.95         14,031    2009
                                                                                   10.11              9.62          3,904    2008
                                                                                   10.00             10.11         34,697    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.20            $18.19        267,715    2009
                                                                                   22.19             13.20        276,918    2008
                                                                                   19.52             22.19        428,478    2007
                                                                                   17.62             19.52        409,213    2006
                                                                                   15.15             17.62        320,312    2005
                                                                                   12.33             15.15         91,045    2004
                                                                                    9.05             12.33          4,156    2003
                                                                                   10.21              9.05             --    2002
                                                                                   10.00             10.21             --    2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 6.49            $10.05         15,945    2009
                                                                                   13.52              6.49         16,733    2008
                                                                                   13.01             13.52         16,867    2007
                                                                                   11.38             13.01         14,902    2006
                                                                                   11.27             11.38         19,486    2005
                                                                                   10.00             11.27          6,607    2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.60            $11.49        567,617    2009
                                                                                   12.40              8.60        656,472    2008
                                                                                   12.13             12.40        618,391    2007
                                                                                   10.41             12.13        326,088    2006
                                                                                   10.00             10.41         59,381    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.27            $ 8.05        231,307    2009
                                                                                    9.92              6.27        213,583    2008
                                                                                   10.00              9.92        116,343    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.77            $13.38        180,679    2009
                                                                                   17.38             10.77        166,403    2008
                                                                                   17.04             17.38        119,205    2007
                                                                                   14.61             17.04         50,425    2006
                                                                                   13.41             14.61             --    2005
                                                                                   12.08             13.41             --    2004
                                                                                    9.79             12.08             --    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 6.34            $ 8.19          70,185   2009
                                                              11.15              6.34          65,793   2008
                                                              11.05             11.15          66,629   2007
                                                              10.00             11.05          12,049   2006
------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.40            $10.38          22,748   2009
                                                              12.70              8.40          21,197   2008
                                                              11.71             12.70          25,433   2007
                                                              10.08             11.71          27,686   2006
                                                               9.83             10.08          22,840   2005
                                                               9.10              9.83          12,574   2004
                                                               7.45              9.10              --   2003
                                                               9.17              7.45              --   2002
                                                              10.00              9.17              --   2001
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.07            $11.77          48,882   2009
                                                              11.84             11.07          58,144   2008
                                                              11.46             11.84          91,246   2007
                                                              11.14             11.46         102,719   2006
                                                              11.08             11.14          71,300   2005
                                                              10.87             11.08          66,196   2004
                                                              10.65             10.87           2,460   2003
                                                              10.00             10.65              --   2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $ 9.72            $13.55          43,867   2009
                                                              15.86              9.72          46,977   2008
                                                              14.29             15.86          76,145   2007
                                                              13.38             14.29          64,656   2006
                                                              12.15             13.38          70,145   2005
                                                              10.62             12.15          42,113   2004
                                                               8.11             10.62              --   2003
                                                               9.54              8.11              --   2002
                                                              10.00              9.54              --   2001
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 1.09            $ 1.07      12,754,049   2009
                                                               1.08              1.09       9,333,837   2008
                                                               1.04              1.08       3,251,086   2007
                                                               1.01              1.04       2,814,842   2006
                                                               1.00              1.01       2,257,154   2005
                                                               1.00              1.00       1,497,929   2004
                                                               1.01              1.00         161,056   2003
                                                               1.01              1.01              --   2002
                                                              10.00              1.01              --   2001
------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                   $10.02            $ 9.90          17,124   2009
                                                              10.00             10.02          14,493   2008
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 6.76            $ 9.24          19,912   2009
                                                              10.82              6.76          28,014   2008
                                                              10.43             10.82          31,793   2007
                                                               9.70             10.43          30,972   2006
                                                               9.72              9.70          31,197   2005
                                                               9.21              9.72          20,468   2004
                                                               7.25              9.21           2,376   2003
                                                               9.31              7.25              --   2002
                                                              10.00              9.31              --   2001
------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $12.45            $16.65          58,999   2009
                                                                       19.75             12.45          64,424   2008
                                                                       23.54             19.75          53,273   2007
                                                                       17.95             23.54          49,197   2006
                                                                       16.30             17.95          46,495   2005
                                                                       12.49             16.30          20,502   2004
                                                                       10.00             12.49              82   2003
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 7.23            $ 8.99         828,750   2009
                                                                       11.71              7.23         828,293   2008
                                                                       11.31             11.71       1,559,756   2007
                                                                        9.94             11.31       1,510,730   2006
                                                                        9.65              9.94       1,417,728   2005
                                                                        8.87              9.65         808,806   2004
                                                                        7.02              8.87          14,703   2003
                                                                        9.17              7.02              --   2002
                                                                       10.00              9.17              --   2001
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 9.46            $12.21          67,638   2009
                                                                       15.39              9.46          65,602   2008
                                                                       15.25             15.39          89,590   2007
                                                                       13.66             15.25          93,251   2006
                                                                       12.66             13.66          71,460   2005
                                                                       11.15             12.66          43,899   2004
                                                                        9.12             11.15             288   2003
                                                                       10.74              9.12              --   2002
                                                                       10.00             10.74              --   2001
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 $10.71            $12.75         270,825   2009
                                                                       15.37             10.71         571,316   2008
                                                                       13.97             15.37         957,509   2007
                                                                       12.46             13.97         967,986   2006
                                                                       12.19             12.46         922,411   2005
                                                                       11.44             12.19         348,308   2004
                                                                       10.00             11.44             287   2003
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 8.13            $ 9.66         364,107   2009
                                                                       11.68              8.13         514,963   2008
                                                                       10.62             11.68         478,385   2007
                                                                       10.00             10.62         186,678   2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.39            $ 9.58          15,371   2009
                                                                       11.72              7.39          15,775   2008
                                                                       11.01             11.72          15,280   2007
                                                                        9.62             11.01          15,458   2006
                                                                        9.52              9.62          14,409   2005
                                                                        8.93              9.52           4,306   2004
                                                                        7.35              8.93           2,492   2003
                                                                        9.24              7.35              --   2002
                                                                       10.00              9.24              --   2001
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.43            $ 9.53           2,026   2009
                                                                       10.00              6.43              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.58            $ 8.57          38,073   2009
                                                                       10.00              6.58          30,023   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.02            $ 9.05           5,129   2009
                                                                       10.00              7.02              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.59            $ 8.69          95,412   2009
                                                                       10.00              7.59          70,646   2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.58            $11.33         79,937    2009
   Service Shares                                                                  10.00             10.58         55,663    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.47            $ 9.82         99,700    2009
   Service Shares                                                                  10.00              7.47         87,621    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.24            $10.40        133,272    2009
                                                                                   10.00              7.24        125,120    2008
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                $ 8.23            $10.79         11,897    2009
                                                                                   13.26              8.23         22,228    2008
                                                                                   13.04             13.26         23,182    2007
                                                                                   11.39             13.04         23,547    2006
                                                                                   10.00             11.39         10,321    2005
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.10            $13.73         51,499    2009
                                                                                   13.41             11.10         49,562    2008
                                                                                   12.34             13.41         57,638    2007
                                                                                   11.34             12.34         51,681    2006
                                                                                   10.69             11.34         38,783    2005
                                                                                   10.02             10.69         33,693    2004
                                                                                    8.94             10.02            998    2003
                                                                                    9.72              8.94             --    2002
                                                                                   10.00              9.72             --    2001
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.63            $12.42        125,119    2009
                                                                                   15.72              8.63        122,523    2008
                                                                                   11.68             15.72         70,164    2007
                                                                                   10.86             11.68         42,492    2006
                                                                                    9.79             10.86         28,084    2005
                                                                                    8.42              9.79         20,394    2004
                                                                                    7.11              8.42            902    2003
                                                                                    8.58              7.11             --    2002
                                                                                   10.00              8.58             --    2001
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                            $10.83            $19.12         17,165    2009
                                                                                   23.01             10.83         17,360    2008
                                                                                   18.24             23.01         17,900    2007
                                                                                   12.62             18.24         18,710    2006
                                                                                    9.71             12.62         19,383    2005
                                                                                    8.30              9.71         20,247    2004
                                                                                    6.26              8.30          5,203    2003
                                                                                    8.55              6.26             --    2002
                                                                                   10.00              8.55             --    2001
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.21            $12.18         22,427    2009
                                                                                   15.72              9.21         22,478    2008
                                                                                   15.90             15.72         25,721    2007
                                                                                   14.57             15.90         23,874    2006
                                                                                   13.48             14.57         10,649    2005
                                                                                   12.57             13.48          7,123    2004
                                                                                   10.00             12.57             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.41            $ 7.75          5,594    2009
   Class II                                                                        10.00              6.41             --    2008
                                                                                   10.00             10.00          6,464    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.94            $ 7.57         15,702    2009
   Class I                                                                          9.50              5.94         15,003    2008
                                                                                   10.00              9.50         20,752    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 5.93            $ 8.12         32,546    2009
                                                                         9.54              5.93         36,861    2008
                                                                         8.72              9.54         64,539    2007
                                                                         8.25              8.72         64,189    2006
                                                                         8.03              8.25         53,227    2005
                                                                         7.47              8.03         23,872    2004
                                                                         6.19              7.47          3,655    2003
                                                                         8.68              6.19             --    2002
                                                                        10.00              8.68             --    2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 7.68            $ 9.58         55,012    2009
                                                                        11.68              7.68         71,835    2008
                                                                        10.77             11.68        133,699    2007
                                                                         9.70             10.77        135,529    2006
                                                                         9.19              9.70        140,944    2005
                                                                         8.39              9.19         46,820    2004
                                                                         6.99              8.39             91    2003
                                                                         9.00              6.99             --    2002
                                                                        10.00              9.00             --    2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $ 6.21            $ 9.97         23,552    2009
                                                                        10.42              6.21         24,469    2008
                                                                        10.34             10.42         26,699    2007
                                                                         9.29             10.34         27,514    2006
                                                                         8.98              9.29         27,535    2005
                                                                         8.58              8.98         24,180    2004
                                                                         6.52              8.58             --    2003
                                                                         9.70              6.52             --    2002
                                                                        10.00              9.70             --    2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.94            $12.69         43,037    2009
                                                                        14.29             10.94         51,151    2008
                                                                        13.95             14.29         45,472    2007
                                                                        12.68             13.95         27,052    2006
                                                                        12.54             12.68          2,497    2005
                                                                        11.46             12.54             --    2004
                                                                        10.03             11.46             --    2003
                                                                        10.00             10.03             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $11.74            $15.37         89,166    2009
                                                                        19.15             11.74         89,394    2008
                                                                        15.24             19.15         95,295    2007
                                                                        11.80             15.24         71,991    2006
                                                                        10.27             11.80         33,261    2005
                                                                         8.03             10.27         12,733    2004
                                                                         6.01              8.03             --    2003
                                                                         7.91              6.01             --    2002
                                                                        10.00              7.91             --    2001
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 6.93            $ 8.30         81,924    2009
                                                                        12.46              6.93         77,175    2008
                                                                        12.22             12.46        122,168    2007
                                                                        11.19             12.22         71,879    2006
                                                                        10.95             11.19         34,076    2005
                                                                        10.00             10.95          7,292    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 8.84            $12.56         45,853    2009
                                                                         16.51              8.84         54,053    2008
                                                                         14.71             16.51         69,491    2007
                                                                         13.86             14.71         72,866    2006
                                                                         13.41             13.86         90,226    2005
                                                                         12.77             13.41         60,256    2004
                                                                          9.91             12.77             --    2003
                                                                         10.00              9.91             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $ 9.49            $13.03        294,915    2009
                                                                         16.13              9.49        305,186    2008
                                                                         15.43             16.13        338,459    2007
                                                                         13.34             15.43        246,333    2006
                                                                         11.87             13.34        124,670    2005
                                                                         10.13             11.87         49,317    2004
                                                                          7.20             10.13          2,619    2003
                                                                          9.41              7.20             --    2002
                                                                         10.00              9.41             --    2001
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 7.21            $ 9.09        250,585    2009
                                                                         11.92              7.21        239,727    2008
                                                                         11.61             11.92        179,760    2007
                                                                         10.27             11.61        181,728    2006
                                                                          9.85             10.27        109,629    2005
                                                                          9.16              9.85         63,743    2004
                                                                          7.35              9.16          6,809    2003
                                                                          9.21              7.35             --    2002
                                                                         10.00              9.21             --    2001
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $11.42            $15.40         95,108    2009
                                                                         18.69             11.42         94,011    2008
                                                                         19.23             18.69        113,226    2007
                                                                         17.02             19.23         79,266    2006
                                                                         15.74             17.02         72,076    2005
                                                                         13.40             15.74         30,461    2004
                                                                          9.43             13.40             95    2003
                                                                         10.00              9.43             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 8.25            $10.76          5,599    2009
                                                                         16.49              8.25          4,948    2008
                                                                         15.78             16.49          5,108    2007
                                                                         15.59             15.78          5,140    2006
                                                                         14.13             15.59          3,817    2005
                                                                         12.00             14.13          1,471    2004
                                                                         10.00             12.00            403    2003
-----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           $ 9.48            $11.35         93,600    2009
                                                                         11.44              9.48         67,595    2008
                                                                         10.73             11.44         65,151    2007
                                                                         10.41             10.73         63,731    2006
                                                                         10.00             10.41         52,723    2005
-----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                   $10.84            $14.98         96,212    2009
                                                                         14.37             10.84        107,359    2008
                                                                         14.09             14.37         94,546    2007
                                                                         13.11             14.09         91,919    2006
                                                                         12.78             13.11         84,386    2005
                                                                         11.84             12.78         39,389    2004
                                                                          9.78             11.84            537    2003
                                                                         10.04              9.78             --    2002
                                                                         10.00             10.04             --    2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.27            $16.27         175,303   2009
                                                                              14.94             17.27         442,537   2008
                                                                              13.81             14.94         214,689   2007
                                                                              13.86             13.81         149,438   2006
                                                                              13.42             13.86         143,038   2005
                                                                              12.66             13.42          97,616   2004
                                                                              12.37             12.66           3,053   2003
                                                                              10.67             12.37              --   2002
                                                                              10.00             10.67              --   2001
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.63            $11.87         310,605   2009
                                                                              10.83             10.63         225,143   2008
                                                                              10.24             10.83         206,278   2007
                                                                               9.99             10.24          20,250   2006
                                                                              10.00              9.99          14,071   2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.89            $15.61       1,477,649   2009
                                                                              13.45             13.89       1,008,909   2008
                                                                              12.56             13.45         772,723   2007
                                                                              12.27             12.56         740,858   2006
                                                                              12.15             12.27         622,473   2005
                                                                              11.76             12.15         413,702   2004
                                                                              11.36             11.76           3,005   2003
                                                                              10.56             11.36              --   2002
                                                                              10.00             10.56              --   2001
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 5.52            $ 8.27           5,340   2009
                                                                               9.64              5.52           5,536   2008
                                                                               8.30              9.64           5,513   2007
                                                                               7.97              8.30           3,319   2006
                                                                               7.99              7.97           3,682   2005
                                                                               7.42              7.99             750   2004
                                                                               5.18              7.42              --   2003
                                                                               8.59              5.18              --   2002
                                                                              10.00              8.59              --   2001
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.91            $13.90           4,212   2009
                                                                              16.11              9.91           2,094   2008
                                                                              14.66             16.11           1,970   2007
                                                                              14.67             14.66           1,955   2006
                                                                              13.05             14.67              --   2005
                                                                              12.13             13.05              --   2004
                                                                              10.00             12.13              --   2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.16            $18.87          63,949   2009
                                                                              20.37             12.16          61,158   2008
                                                                              18.77             20.37          59,493   2007
                                                                              16.76             18.77          35,828   2006
                                                                              14.03             16.76             744   2005
                                                                              12.34             14.03              --   2004
                                                                              10.00             12.34              --   2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $11.97            $20.81          59,531   2009
                                                                              25.95             11.97          52,081   2008
                                                                              17.83             25.95          49,821   2007
                                                                              14.86             17.83          27,612   2006
                                                                              10.00             14.86          13,269   2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.43            $ 8.97             --    2009
                                                           9.76              7.43             --    2008
                                                          10.00              9.76             --    2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.57            $ 9.09         20,808    2009
                                                          11.10              5.57         25,949    2008
                                                           9.66             11.10         25,278    2007
                                                           9.55              9.66         19,718    2006
                                                           9.00              9.55          4,174    2005
                                                           8.56              9.00          3,817    2004
                                                           7.19              8.56             --    2003
                                                          10.00              7.19             --    2002
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 8.58            $10.85        149,063    2009
                                                          13.56              8.58        154,956    2008
                                                          14.08             13.56        214,590    2007
                                                          12.32             14.08        162,912    2006
                                                          12.00             12.32        112,057    2005
                                                          10.37             12.00         34,739    2004
                                                           8.05             10.37             --    2003
                                                          10.00              8.05             --    2002
--------------------------------------------------------------------------------------------------------

                    Enhanced Payment Benefit Option Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.65            $11.13        24,609     2009
                                                                           16.17              7.65        26,538     2008
                                                                           16.22             16.17        30,038     2007
                                                                           14.59             16.22        38,505     2006
                                                                           14.06             14.59        39,426     2005
                                                                           12.89             14.06        35,316     2004
                                                                           10.00             12.89         5,129     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.91            $ 8.23         1,594     2009
                                                                           12.21              6.91         1,656     2008
                                                                           11.08             12.21         1,712     2007
                                                                           10.59             11.08         1,795     2006
                                                                            9.89             10.59         1,788     2005
                                                                            9.43              9.89         2,242     2004
                                                                            7.40              9.43            --     2003
                                                                           10.00              7.40            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.90            $ 9.97         4,556     2009
                                                                           11.49              7.90         4,397     2008
                                                                           10.80             11.49         4,342     2007
                                                                           10.00             10.80         4,226     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.20            $13.55        23,203     2009
                                                                           17.44             10.20        26,137     2008
                                                                           15.49             17.44        27,876     2007
                                                                           12.31             15.49        18,958     2006
                                                                           10.63             12.31         7,656     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.00            $ 8.57         3,532     2009
                                                                           10.19              7.00         3,539     2008
                                                                           10.00             10.19         3,546     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.03            $13.62        10,398     2009
                                                                           17.47              9.03         6,108     2008
                                                                           14.81             17.47         6,954     2007
                                                                           13.89             14.81         3,229     2006
                                                                           13.62             13.89         3,627     2005
                                                                           13.17             13.62         3,162     2004
                                                                           10.00             13.17         2,027     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.68            $ 9.09        35,491     2009
                                                                           13.16              7.68        40,218     2008
                                                                           12.75             13.16        43,821     2007
                                                                           11.08             12.75        46,839     2006
                                                                           10.76             11.08        52,785     2005
                                                                            9.84             10.76        46,865     2004
                                                                            7.56              9.84         2,541     2003
                                                                           10.00              7.56            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.67            $10.14        68,579     2009
                                                                           16.69              7.67        77,627     2008
                                                                           16.07             16.69        73,470     2007
                                                                           12.08             16.07        37,011     2006
                                                                           10.54             12.08        10,710     2005
                                                                           10.00             10.54         2,659     2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 6.75            $ 9.11        11,713     2009
                                                                       11.40              6.75        13,913     2008
                                                                       10.20             11.40        13,920     2007
                                                                       10.43             10.20        14,030     2006
                                                                        9.23             10.43        12,392     2005
                                                                        8.66              9.23        12,525     2004
                                                                        7.13              8.66            98     2003
                                                                       10.00              7.13            --     2002
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.50            $10.42           158     2009
                                                                       14.01              7.50           158     2008
                                                                       12.53             14.01           158     2007
                                                                       11.52             12.53            --     2006
                                                                       11.16             11.52            --     2005
                                                                        9.92             11.16            --     2004
                                                                        6.78              9.92            --     2003
                                                                       10.00              6.78            --     2002
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.38            $11.26        82,459     2009
                                                                       10.72             10.38        76,401     2008
                                                                        9.95             10.72         5,740     2007
                                                                        9.95              9.95         6,001     2006
                                                                       10.00              9.95            --     2005
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 8.14            $10.49         8,395     2009
                                                                       13.12              8.14         8,426     2008
                                                                       13.13             13.12         8,278     2007
                                                                       10.97             13.13         8,045     2006
                                                                       10.87             10.97         5,862     2005
                                                                       10.00             10.87         2,080     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $11.50            $13.68        31,998     2009
                                                                       14.55             11.50        28,556     2008
                                                                       12.66             14.55        28,109     2007
                                                                       11.05             12.66        12,649     2006
                                                                       10.00             11.05         2,538     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 7.67            $ 9.56         1,754     2009
                                                                       13.19              7.67         1,657     2008
                                                                       12.41             13.19         1,473     2007
                                                                       11.80             12.41         1,011     2006
                                                                       10.85             11.80         1,021     2005
                                                                       10.00             10.85           849     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 7.68            $ 9.67         2,993     2009
                                                                       13.05              7.68         2,674     2008
                                                                       13.41             13.05         7,173     2007
                                                                       12.14             13.41         7,477     2006
                                                                       11.21             12.14         7,452     2005
                                                                       10.00             11.21         1,463     2004
---------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $10.44            $13.02        16,439     2009
                                                                       17.53             10.44        16,208     2008
                                                                       15.16             17.53        17,911     2007
                                                                       14.52             15.16        16,841     2006
                                                                       13.74             14.52        22,885     2005
                                                                       12.35             13.74        12,007     2004
                                                                       10.00             12.35         5,416     2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $13.06            $17.73         44,170    2009
   Class B                                                                       25.77             13.06         48,812    2008
                                                                                 21.89             25.77         47,331    2007
                                                                                 18.05             21.89         31,063    2006
                                                                                 15.35             18.05         28,139    2005
                                                                                 13.38             15.35         16,196    2004
                                                                                 10.00             13.38            570    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.77            $11.04        195,170    2009
                                                                                 10.84              7.77        237,117    2008
                                                                                 10.84             10.84        177,952    2007
                                                                                 10.44             10.84        103,561    2006
                                                                                 10.22             10.44        120,797    2005
                                                                                 10.10             10.22         63,176    2004
                                                                                  9.97             10.10            339    2003
                                                                                 10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $13.76            $14.95         12,366    2009
                                                                                 15.05             13.76          7,867    2008
                                                                                 14.41             15.05         10,721    2007
                                                                                 14.64             14.41          9,767    2006
                                                                                 13.90             14.64          9,789    2005
                                                                                 13.30             13.90          5,916    2004
                                                                                 10.40             13.30          1,477    2003
                                                                                 10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.84            $12.49          1,705    2009
                                                                                 12.37              8.84             --    2008
                                                                                 11.26             12.37             --    2007
                                                                                 10.82             11.26             --    2006
                                                                                 10.62             10.82             --    2005
                                                                                 10.00             10.62             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.29            $15.44         26,414    2009
                                                                                 14.15             10.29         28,277    2008
                                                                                 13.94             14.15         43,980    2007
                                                                                 12.81             13.94         46,396    2006
                                                                                 12.73             12.81         37,753    2005
                                                                                 11.75             12.73         21,931    2004
                                                                                  9.80             11.75            263    2003
                                                                                 10.00              9.80             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $12.51            $15.89         36,670    2009
                                                                                 21.88             12.51         36,844    2008
                                                                                 18.43             21.88         38,461    2007
                                                                                 16.35             18.43         39,771    2006
                                                                                 14.98             16.35         42,256    2005
                                                                                 13.30             14.98         29,591    2004
                                                                                 10.00             13.30          4,452    2003
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $ 8.84            $11.20            409    2009
                                                                                 12.63              8.84            426    2008
                                                                                 11.15             12.63            456    2007
                                                                                 10.57             11.15            477    2006
                                                                                 10.35             10.57            497    2005
                                                                                 10.00             10.35            519    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.22            $ 9.83          8,729    2009
                                                                         11.15              7.22          8,956    2008
                                                                         10.42             11.15          3,825    2007
                                                                         10.00             10.42          1,184    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.28            $13.71        117,895    2009
                                                                         18.24             10.28        117,510    2008
                                                                         15.80             18.24        130,629    2007
                                                                         14.41             15.80        119,483    2006
                                                                         12.55             14.41        106,684    2005
                                                                         11.08             12.55         56,083    2004
                                                                          8.78             11.08          4,409    2003
                                                                         10.00              8.78             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.50            $12.70          9,799    2009
                                                                         16.47              9.50          9,762    2008
                                                                         15.68             16.47         10,610    2007
                                                                         14.00             15.68          1,357    2006
                                                                         11.79             14.00             --    2005
                                                                         11.83             11.79             --    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.56            $ 9.66         62,655    2009
                                                                         13.44              7.56         65,458    2008
                                                                         13.48             13.44         68,977    2007
                                                                         11.43             13.48         62,514    2006
                                                                         11.00             11.43         53,108    2005
                                                                         10.05             11.00         42,954    2004
                                                                          7.85             10.05          1,082    2003
                                                                         10.00              7.85             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.59            $ 9.48         17,587    2009
                                                                         13.27              7.59         19,746    2008
                                                                         12.06             13.27         19,900    2007
                                                                         10.86             12.06         19,379    2006
                                                                         10.27             10.86         18,809    2005
                                                                          9.89             10.27          9,828    2004
                                                                          8.15              9.89             --    2003
                                                                         10.00              8.15             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 6.34            $ 7.98         25,084    2009
                                                                         12.22              6.34         33,445    2008
                                                                          9.81             12.22         32,446    2007
                                                                          9.35              9.81         30,731    2006
                                                                          9.01              9.35         25,243    2005
                                                                          8.88              9.01         33,192    2004
                                                                          6.81              8.88          2,782    2003
                                                                         10.00              6.81             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $ 9.60            $10.90          5,378    2009
                                                                         10.10              9.60          4,288    2008
                                                                         10.00             10.10          9,345    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $12.68            $17.44         32,454    2009
                                                                         21.34             12.68         35,497    2008
                                                                         18.81             21.34         47,587    2007
                                                                         17.00             18.81         46,953    2006
                                                                         14.64             17.00         55,800    2005
                                                                         11.94             14.64         21,596    2004
                                                                          8.77             11.94            534    2003
                                                                         10.00              8.77             --    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 6.44            $ 9.97          7,168    2009
                                                                                   13.44              6.44          7,649    2008
                                                                                   12.96             13.44          7,602    2007
                                                                                   11.35             12.96            672    2006
                                                                                   11.26             11.35            672    2005
                                                                                   10.00             11.26             --    2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.55            $11.40        129,621    2009
                                                                                   12.35              8.55        118,521    2008
                                                                                   12.10             12.35        134,253    2007
                                                                                   10.40             12.10         69,400    2006
                                                                                   10.00             10.40          2,484    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.26            $ 8.02         12,490    2009
                                                                                    9.91              6.26         13,382    2008
                                                                                   10.00              9.91         14,023    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.67            $13.23         44,572    2009
                                                                                   17.24             10.67         39,914    2008
                                                                                   16.93             17.24         33,081    2007
                                                                                   14.53             16.93         11,325    2006
                                                                                   13.36             14.53             --    2005
                                                                                   12.05             13.36             --    2004
                                                                                    9.79             12.05             --    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.31            $ 8.14         29,247    2009
                                                                                   11.12              6.31         22,491    2008
                                                                                   11.04             11.12         23,511    2007
                                                                                   10.00             11.04          1,140    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.81            $10.87         17,135    2009
                                                                                   13.34              8.81          9,375    2008
                                                                                   12.32             13.34         12,798    2007
                                                                                   10.62             12.32         13,566    2006
                                                                                   10.37             10.62         15,127    2005
                                                                                    9.62             10.37         13,801    2004
                                                                                    7.88              9.62          5,496    2003
                                                                                   10.00              7.88             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.96            $11.63         29,015    2009
                                                                                   11.74             10.96         33,399    2008
                                                                                   11.38             11.74         40,789    2007
                                                                                   11.08             11.38         74,022    2006
                                                                                   11.03             11.08         39,558    2005
                                                                                   10.84             11.03         43,981    2004
                                                                                   10.64             10.84         15,263    2003
                                                                                   10.00             10.64             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.52            $13.25         18,576    2009
                                                                                   15.56              9.52         20,152    2008
                                                                                   14.05             15.56         23,294    2007
                                                                                   13.17             14.05         23,202    2006
                                                                                   11.98             13.17         23,626    2005
                                                                                   10.49             11.98         17,153    2004
                                                                                    8.02             10.49            317    2003
                                                                                   10.00              8.02             --    2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.06            $ 1.05       2,204,040   2009
                                                          1.06              1.06       1,845,969   2008
                                                          1.02              1.06       1,700,906   2007
                                                          0.99              1.02       1,237,422   2006
                                                          0.98              0.99         457,470   2005
                                                          0.99              0.98         508,386   2004
                                                          1.00              0.99              --   2003
                                                         10.00              1.00              --   2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $10.01            $ 9.87          11,322   2009
                                                         10.00             10.01              --   2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 7.02            $ 9.58           2,645   2009
                                                         11.26              7.02           2,796   2008
                                                         10.86             11.26           3,216   2007
                                                         10.12             10.86           3,174   2006
                                                         10.15             10.12           5,112   2005
                                                          9.64             10.15           3,032   2004
                                                          7.60              9.64              --   2003
                                                         10.00              7.60              --   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.34            $16.49          26,887   2009
                                                         19.61             12.34          29,518   2008
                                                         23.41             19.61          33,849   2007
                                                         17.88             23.41          41,933   2006
                                                         16.25             17.88          39,090   2005
                                                         12.48             16.25          26,529   2004
                                                         10.00             12.48           2,042   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 7.69            $ 9.56         190,110   2009
                                                         12.49              7.69         190,489   2008
                                                         12.08             12.49         218,648   2007
                                                         10.63             12.08         141,338   2006
                                                         10.34             10.63         148,821   2005
                                                          9.51             10.34         110,335   2004
                                                          7.54              9.51          10,221   2003
                                                         10.00              7.54              --   2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 8.65            $11.14          18,455   2009
                                                         14.09              8.65          21,440   2008
                                                         13.98             14.09          21,448   2007
                                                         12.54             13.98          24,567   2006
                                                         11.64             12.54          22,282   2005
                                                         10.27             11.64          13,998   2004
                                                          8.41             10.27           1,815   2003
                                                         10.00              8.41              --   2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.62            $12.62          87,585   2009
                                                         15.26             10.62          87,671   2008
                                                         13.89             15.26          92,985   2007
                                                         12.41             13.89          95,155   2006
                                                         12.16             12.41          86,237   2005
                                                         11.42             12.16          75,682   2004
                                                         10.00             11.42             355   2003
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 8.09            $ 9.60          91,871   2009
                                                         11.65              8.09          85,153   2008
                                                         10.61             11.65          71,941   2007
                                                         10.00             10.61          34,598   2006
-------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.75            $10.04         5,430     2009
                                                                       12.32              7.75         5,427     2008
                                                                       11.59             12.32         3,134     2007
                                                                       10.14             11.59         3,124     2006
                                                                       10.05             10.14         1,891     2005
                                                                        9.45             10.05         1,225     2004
                                                                        7.79              9.45         1,013     2003
                                                                       10.00              7.79            --     2002
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.43            $ 9.51            --     2009
                                                                       10.00              6.43            --     2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.57            $ 8.55         6,262     2009
                                                                       10.00              6.57         5,532     2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.02            $ 9.03            --     2009
                                                                       10.00              7.02            --     2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.59            $ 8.68        23,828     2009
                                                                       10.00              7.59        12,349     2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.58            $11.30        14,015     2009
   Service Shares                                                      10.00             10.58        11,236     2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.46            $ 9.80        14,956     2009
   Service Shares                                                      10.00              7.46        14,892     2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.24            $10.37        18,995     2009
                                                                       10.00              7.24        20,569     2008
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                    $ 8.18            $10.72         5,694     2009
                                                                       13.21              8.18         4,356     2008
                                                                       13.01             13.21         4,389     2007
                                                                       11.38             13.01           946     2006
                                                                       10.00             11.38           607     2005
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $11.18            $13.82        24,860     2009
                                                                       13.54             11.18        27,418     2008
                                                                       12.48             13.54        27,298     2007
                                                                       11.48             12.48        29,652     2006
                                                                       10.84             11.48        29,239     2005
                                                                       10.17             10.84        21,376     2004
                                                                        9.09             10.17           146     2003
                                                                       10.00              9.09            --     2002
---------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                   $10.14            $14.57        23,965     2009
                                                                       18.51             10.14        26,176     2008
                                                                       13.77             18.51        19,372     2007
                                                                       12.82             13.77         5,828     2006
                                                                       11.58             12.82           186     2005
                                                                        9.97             11.58           196     2004
                                                                        8.43              9.97            --     2003
                                                                       10.00              8.43            --     2002
---------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                $12.58            $22.16         2,677     2009
                                                                       26.75             12.58         2,812     2008
                                                                       21.24             26.75         2,887     2007
                                                                       14.72             21.24         2,922     2006
                                                                       11.34             14.72         2,977     2005
                                                                        9.71             11.34         3,095     2004
                                                                        7.33              9.71            --     2003
                                                                       10.00              7.33            --     2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.13            $12.05        19,234     2009
                                                                                   15.61              9.13        21,020     2008
                                                                                   15.81             15.61        21,069     2007
                                                                                   14.51             15.81        20,750     2006
                                                                                   13.45             14.51         9,905     2005
                                                                                   12.56             13.45         2,403     2004
                                                                                   10.00             12.56            --     2003
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.39            $ 7.72           351     2009
   Class II                                                                         9.99              6.39           351     2008
                                                                                   10.00              9.99           351     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.92            $ 7.54        10,615     2009
   Class I                                                                          9.49              5.92        11,267     2008
                                                                                   10.00              9.49        12,600     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.87            $ 9.40        23,855     2009
                                                                                   11.08              6.87        25,694     2008
                                                                                   10.14             11.08        27,013     2007
                                                                                    9.61             10.14        27,754     2006
                                                                                    9.37              9.61        34,513     2005
                                                                                    8.73              9.37        28,980     2004
                                                                                    7.24              8.73            96     2003
                                                                                   10.00              7.24            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.38            $10.43        32,102     2009
                                                                                   12.76              8.38        25,164     2008
                                                                                   11.78             12.76        30,577     2007
                                                                                   10.62             11.78        30,924     2006
                                                                                   10.09             10.62        48,207     2005
                                                                                    9.23             10.09        42,286     2004
                                                                                    7.70              9.23         5,518     2003
                                                                                   10.00              7.70            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                             $ 6.45            $10.34         2,570     2009
                                                                                   10.84              6.45         3,143     2008
                                                                                   10.77             10.84         4,189     2007
                                                                                    9.69             10.77         5,830     2006
                                                                                    9.38              9.69         5,344     2005
                                                                                    8.97              9.38         3,236     2004
                                                                                    6.83              8.97            --     2003
                                                                                   10.00              6.83            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $10.83            $12.55        11,130     2009
                                                                                   14.17             10.83        10,622     2008
                                                                                   13.86             14.17        11,175     2007
                                                                                   12.62             13.86        11,336     2006
                                                                                   12.50             12.62           521     2005
                                                                                   11.44             12.50            --     2004
                                                                                   10.02             11.44            --     2003
                                                                                   10.00             10.02            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $15.45            $20.21        21,792     2009
                                                                                   25.26             15.45        23,974     2008
                                                                                   20.12             25.26        29,843     2007
                                                                                   15.61             20.12        33,459     2006
                                                                                   13.61             15.61        17,386     2005
                                                                                   10.65             13.61         8,309     2004
                                                                                    7.99             10.65         1,593     2003
                                                                                   10.00              7.99            --     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 6.88            $ 8.23        17,017     2009
                                                                         12.39              6.88        20,720     2008
                                                                         12.17             12.39        16,640     2007
                                                                         11.16             12.17        14,213     2006
                                                                         10.94             11.16        11,604     2005
                                                                         10.00             10.94         4,154     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 8.75            $12.42        34,629     2009
                                                                         16.37              8.75        38,619     2008
                                                                         14.61             16.37        42,772     2007
                                                                         13.79             14.61        44,994     2006
                                                                         13.37             13.79        45,545     2005
                                                                         12.74             13.37        33,823     2004
                                                                          9.91             12.74         5,726     2003
                                                                         10.00              9.91            --     2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $ 9.79            $13.42        51,511     2009
                                                                         16.67              9.79        53,420     2008
                                                                         15.97             16.67        53,272     2007
                                                                         13.83             15.97        40,949     2006
                                                                         12.32             13.83        39,270     2005
                                                                         10.53             12.32        16,845     2004
                                                                          7.49             10.53         1,186     2003
                                                                         10.00              7.49            --     2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 7.61            $ 9.58        52,901     2009
                                                                         12.60              7.61        58,367     2008
                                                                         12.29             12.60        41,738     2007
                                                                         10.89             12.29        58,479     2006
                                                                         10.46             10.89        48,268     2005
                                                                          9.74             10.46        38,220     2004
                                                                          7.83              9.74           477     2003
                                                                         10.00              7.83            --     2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $11.31            $15.23        29,673     2009
                                                                         18.54             11.31        32,204     2008
                                                                         19.11             18.54        32,397     2007
                                                                         16.94             19.11        34,548     2006
                                                                         15.69             16.94        31,487     2005
                                                                         13.38             15.69        23,028     2004
                                                                          9.42             13.38           498     2003
                                                                         10.00              9.42            --     2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 8.18            $10.65         3,888     2009
                                                                         16.37              8.18         4,441     2008
                                                                         15.69             16.37         4,575     2007
                                                                         15.53             15.69         4,546     2006
                                                                         14.09             15.53         4,036     2005
                                                                         11.99             14.09         2,790     2004
                                                                         10.00             11.99            --     2003
-----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           $ 9.43            $11.27         3,729     2009
                                                                         11.39              9.43         1,881     2008
                                                                         10.70             11.39            --     2007
                                                                         10.40             10.70            75     2006
                                                                         10.00             10.40            75     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.67            $14.73         65,050    2009
                                                                              14.17             10.67         61,349    2008
                                                                              13.92             14.17         61,470    2007
                                                                              12.97             13.92         61,897    2006
                                                                              12.66             12.97         53,611    2005
                                                                              11.74             12.66         38,157    2004
                                                                               9.71             11.74         12,869    2003
                                                                              10.00              9.71             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.19            $15.23         50,812    2009
                                                                              14.02             16.19         63,209    2008
                                                                              12.99             14.02         67,983    2007
                                                                              13.05             12.99         76,949    2006
                                                                              12.66             13.05         78,524    2005
                                                                              11.96             12.66         27,299    2004
                                                                              11.70             11.96          1,449    2003
                                                                              10.00             11.70             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.57            $11.79        102,000    2009
                                                                              10.79             10.57        123,537    2008
                                                                              10.21             10.79         64,672    2007
                                                                               9.98             10.21         16,092    2006
                                                                              10.00              9.98          4,304    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.96            $14.55        146,125    2009
                                                                              12.57             12.96        122,154    2008
                                                                              11.75             12.57        170,528    2007
                                                                              11.50             11.75        150,103    2006
                                                                              11.41             11.50        143,435    2005
                                                                              11.05             11.41         98,379    2004
                                                                              10.69             11.05         14,967    2003
                                                                              10.00             10.69             --    2002
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ --100(R) Fund                                                 $ 6.48            $ 9.69         19,189    2009
                                                                              11.33              6.48         19,942    2008
                                                                               9.77             11.33         19,889    2007
                                                                               9.39              9.77         19,846    2006
                                                                               9.44              9.39         22,405    2005
                                                                               8.77              9.44         22,514    2004
                                                                               6.13              8.77             --    2003
                                                                              10.00              6.13             --    2002
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.83            $13.76          2,586    2009
                                                                              16.00              9.83          2,569    2008
                                                                              14.57             16.00          2,581    2007
                                                                              14.61             14.57          2,587    2006
                                                                              13.02             14.61            193    2005
                                                                              12.12             13.02            195    2004
                                                                              10.00             12.12             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.06            $18.68          4,688    2009
                                                                              20.22             12.06          7,630    2008
                                                                              18.66             20.22          9,245    2007
                                                                              16.69             18.66          9,978    2006
                                                                              13.99             16.69          1,424    2005
                                                                              12.32             13.99            341    2004
                                                                              10.00             12.32             --    2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.90            $20.66        13,857     2009
                                                          25.84             11.90        12,681     2008
                                                          17.78             25.84        11,965     2007
                                                          14.85             17.78         9,109     2006
                                                          10.00             14.85            --     2005
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.42            $ 8.94            --     2009
                                                           9.75              7.42            --     2008
                                                          10.00              9.75            --     2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.51            $ 8.98         5,040     2009
                                                          11.01              5.51         5,042     2008
                                                           9.59             11.01         4,586     2007
                                                           9.50              9.59         1,884     2006
                                                           8.97              9.50         1,476     2005
                                                           8.54              8.97           413     2004
                                                           7.18              8.54            --     2003
                                                          10.00              7.18            --     2002
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 8.49            $10.73        30,111     2009
                                                          13.44              8.49        35,658     2008
                                                          13.99             13.44        41,079     2007
                                                          12.25             13.99        35,519     2006
                                                          11.95             12.25        37,460     2005
                                                          10.35             11.95        25,586     2004
                                                           8.04             10.35           165     2003
                                                          10.00              8.04            --     2002
--------------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.37            $ 7.79         4,417     2009
                                                                           11.38              5.37         5,295     2008
                                                                           11.44             11.38         5,445     2007
                                                                           10.32             11.44         5,295     2006
                                                                            1000             10.32         4,738     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.94            $ 8.25            --     2009
                                                                           12.30              6.94            --     2008
                                                                           11.19             12.30            --     2007
                                                                           10.72             11.19            --     2006
                                                                           10.00             10.72            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.84            $ 9.88           615     2009
                                                                           11.44              7.84           612     2008
                                                                           10.78             11.44           578     2007
                                                                           10.00             10.78           595     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 9.35            $12.39        10,249     2009
                                                                           16.03              9.35         9,512     2008
                                                                           14.27             16.03         9,242     2007
                                                                           11.37             14.27        10,551     2006
                                                                           10.00             11.37         3,043     2005
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.97            $ 8.52            --     2009
                                                                           10.18              6.97         4,625     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.78            $10.19            --     2009
                                                                           13.14              6.78            --     2008
                                                                           11.17             13.14            --     2007
                                                                           10.50             11.17            --     2006
                                                                           10.00             10.50            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.04            $ 8.31         5,597     2009
                                                                           12.09              7.04         5,498     2008
                                                                           11.75             12.09        10,590     2007
                                                                           10.23             11.75         4,792     2006
                                                                           10.00             10.23         3,321     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.18            $ 9.47        21,755     2009
                                                                           15.65              7.18        19,733     2008
                                                                           15.11             15.65        20,014     2007
                                                                           11.39             15.11        19,873     2006
                                                                           10.00             11.39         6,631     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.08            $ 9.53         2,403     2009
                                                                           11.99              7.08         2,612     2008
                                                                           10.76             11.99         2,256     2007
                                                                           11.03             10.76         2,375     2006
                                                                           10.00             11.03         1,808     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.61            $ 7.78            --     2009
                                                                           10.52              5.61            --     2008
                                                                            9.43             10.52            --     2007
                                                                           10.00              9.43            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.44            $11.30        18,723     2009
                                                                                 10.81             10.44        14,517     2008
                                                                                 10.06             10.81         6,820     2007
                                                                                 10.09             10.06         7,056     2006
                                                                                 10.00             10.09         2,217     2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 7.56            $ 9.72           470     2009
                                                                                 12.21              7.56           494     2008
                                                                                 12.26             12.21         2,279     2007
                                                                                 10.27             12.26         2,422     2006
                                                                                 10.00             10.27            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $11.09            $13.16        21,848     2009
                                                                                 14.06             11.09        21,493     2008
                                                                                 12.27             14.06         1,920     2007
                                                                                 10.74             12.27         2,063     2006
                                                                                 10.00             10.74            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.74            $ 8.38            --     2009
                                                                                 11.63              6.74            --     2008
                                                                                 10.96             11.63            --     2007
                                                                                 10.45             10.96            --     2006
                                                                                 10.00             10.45            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.72            $ 8.44           295     2009
                                                                                 11.45              6.72           304     2008
                                                                                 11.80             11.45           976     2007
                                                                                 10.71             11.80           875     2006
                                                                                 10.00             10.71           652     2005
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.41            $ 9.21         5,388     2009
                                                                                 12.47              7.41         5,373     2008
                                                                                 10.82             12.47         4,499     2007
                                                                                 10.39             10.82         4,984     2006
                                                                                 10.00             10.39         2,686     2005
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 8.71            $11.79         7,326     2009
   Class B                                                                       17.23              8.71         7,309     2008
                                                                                 14.67             17.23        10,680     2007
                                                                                 12.13             14.67        11,242     2006
                                                                                 10.00             12.13         1,854     2005
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.47            $10.58         5,032     2009
                                                                                 10.44              7.47         4,136     2008
                                                                                 10.47             10.44         4,574     2007
                                                                                 10.11             10.47            --     2006
                                                                                 10.00             10.11            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.96            $10.79            --     2009
                                                                                 10.92              9.96            --     2008
                                                                                 10.48             10.92            --     2007
                                                                                 10.68             10.48            --     2006
                                                                                 10.00             10.68            --     2005
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.41            $11.85            --     2009
                                                                                 11.80              8.41            --     2008
                                                                                 10.76             11.80            --     2007
                                                                                 10.37             10.76            --     2006
                                                                                 10.00             10.37            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $ 8.01            $11.99           653     2009
                                                                         11.04              8.01           836     2008
                                                                         10.90             11.04         2,669     2007
                                                                         10.05             10.90         1,208     2006
                                                                         10.00             10.05           394     2005
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.13            $10.30         4,489     2009
                                                                         14.26              8.13         4,042     2008
                                                                         12.05             14.26            --     2007
                                                                         10.71             12.05            --     2006
                                                                         10.00             10.71            --     2005
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $ 8.46            $10.69        56,211     2009
                                                                         12.12              8.46        57,590     2008
                                                                         10.72             12.12        65,516     2007
                                                                         10.20             10.72        72,541     2006
                                                                         10.00             10.20        34,391     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.17            $ 9.74         1,221     2009
                                                                         11.10              7.17         1,106     2008
                                                                         10.40             11.10         2,168     2007
                                                                         10.00             10.40         2,177     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 7.73            $10.28           907     2009
                                                                         13.74              7.73            --     2008
                                                                         11.94             13.74         4,315     2007
                                                                         10.92             11.94         4,096     2006
                                                                         10.00             10.92            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 7.48            $ 9.97            --     2009
                                                                         13.00              7.48            --     2008
                                                                         12.41             13.00            --     2007
                                                                         11.11             12.41            --     2006
                                                                         10.00             11.11            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 6.81            $ 8.68         5,128     2009
                                                                         12.13              6.81         4,997     2008
                                                                         12.20             12.13        10,483     2007
                                                                         10.36             12.20         6,620     2006
                                                                         10.00             10.36         3,023     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.50            $ 9.34            --     2009
                                                                         13.14              7.50            --     2008
                                                                         11.97             13.14            --     2007
                                                                         10.81             11.97            --     2006
                                                                         10.00             10.81            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 6.98            $ 8.76           456     2009
                                                                         13.49              6.98           847     2008
                                                                         10.86             13.49         2,065     2007
                                                                         10.38             10.86         2,382     2006
                                                                         10.00             10.38         1,394     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $ 9.56            $10.83           672     2009
                                                                         10.09              9.56            --     2008
                                                                         10.00             10.09         4,760     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $ 8.21            $11.26         4,137     2009
                                                                         13.85              8.21         4,418     2008
                                                                         12.23             13.85         6,823     2007
                                                                         11.09             12.23         5,486     2006
                                                                         10.00             11.09         4,432     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.78            $ 8.92             --    2009
                                                                                   12.10              5.78             --    2008
                                                                                   11.69             12.10             --    2007
                                                                                   10.27             11.69             --    2006
                                                                                   10.00             10.27             --    2005
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.97            $10.60        348,817    2009
                                                                                   11.54              7.97        401,050    2008
                                                                                   11.33             11.54        390,227    2007
                                                                                    9.76             11.33        375,235    2006
                                                                                   10.00              9.76        112,002    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.23            $ 7.97             --    2009
                                                                                    9.90              6.23             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.77            $ 9.62         11,914    2009
                                                                                   12.60              7.77         10,306    2008
                                                                                   12.40             12.60             --    2007
                                                                                   10.67             12.40          3,985    2006
                                                                                   10.00             10.67             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.27            $ 8.07             --    2009
                                                                                   11.07              6.27             --    2008
                                                                                   11.03             11.07             --    2007
                                                                                   10.00             11.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.38            $10.31             --    2009
                                                                                   12.73              8.38             --    2008
                                                                                   11.78             12.73             --    2007
                                                                                   10.18             11.78             --    2006
                                                                                   10.00             10.18             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.80            $10.37             --    2009
                                                                                   10.52              9.80             --    2008
                                                                                   10.22             10.52             --    2007
                                                                                    9.98             10.22         11,971    2006
                                                                                   10.00              9.98             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 7.53            $10.45            778    2009
                                                                                   12.34              7.53            814    2008
                                                                                   11.16             12.34          5,234    2007
                                                                                   10.49             11.16            799    2006
                                                                                   10.00             10.49            384    2005
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.69            $10.52          9,517    2009
                                                                                   10.65             10.69          7,958    2008
                                                                                   10.34             10.65         19,249    2007
                                                                                   10.07             10.34         18,289    2006
                                                                                   10.00             10.07          7,860    2005
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.91            $ 9.41             --    2009
                                                                                   11.12              6.91             --    2008
                                                                                   10.76             11.12             --    2007
                                                                                   10.05             10.76             --    2006
                                                                                   10.00             10.05             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 6.98            $ 9.30          2,498    2009
                                                                                   11.12              6.98          2,505    2008
                                                                                   13.31             11.12             --    2007
                                                                                   10.19             13.31             --    2006
                                                                                   10.00             10.19             --    2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 7.33            $ 9.08            613    2009
                                                                       11.93              7.33             --    2008
                                                                       11.56             11.93          2,957    2007
                                                                       10.21             11.56             --    2006
                                                                       10.00             10.21             --    2005
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.95            $ 8.92             --    2009
                                                                       11.34              6.95             --    2008
                                                                       11.29             11.34          2,513    2007
                                                                       10.15             11.29            116    2006
                                                                       10.00             10.15             --    2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 $ 8.73            $10.35        425,745    2009
                                                                       12.58              8.73        496,830    2008
                                                                       11.48             12.58        565,841    2007
                                                                       10.28             11.48        579,761    2006
                                                                       10.00             10.28        251,635    2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 8.04            $ 9.51        147,992    2009
                                                                       11.60              8.04        144,324    2008
                                                                       10.59             11.60        169,070    2007
                                                                       10.00             10.59        154,816    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.66            $ 9.90             --    2009
                                                                       12.20              7.66             --    2008
                                                                       11.51             12.20             --    2007
                                                                       10.10             11.51             --    2006
                                                                       10.00             10.10             --    2005
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.48             --    2009
                                                                       10.00              6.42             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.57            $ 8.52          5,434    2009
                                                                       10.00              6.57          4,973    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.01            $ 9.00             --    2009
                                                                       10.00              7.01             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.65         13,176    2009
                                                                       10.00              7.58         10,595    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.57            $11.27          9,955    2009
   Service Shares                                                      10.00             10.57          7,535    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.46            $ 9.77         14,311    2009
   Service Shares                                                      10.00              7.46         13,223    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.23            $10.34         17,685    2009
                                                                       10.00              7.23         17,857    2008
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                    $ 7.33            $ 9.57          4,420    2009
                                                                       11.86              7.33          4,979    2008
                                                                       11.71             11.86          5,895    2007
                                                                       10.27             11.71          5,873    2006
                                                                       10.00             10.27          1,675    2005
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $10.04            $12.38         49,966    2009
                                                                       12.19             10.04         31,409    2008
                                                                       11.26             12.19         20,663    2007
                                                                       10.39             11.26         21,332    2006
                                                                       10.00             10.39         12,086    2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.20            $11.75         12,543    2009
                                                                                   15.00              8.20         11,869    2008
                                                                                   11.19             15.00          3,985    2007
                                                                                   10.44             11.19          5,432    2006
                                                                                   10.00             10.44             --    2005
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.72            $ 8.85             71    2009
                                                                                   11.52              6.72            553    2008
                                                                                   11.69             11.52          6,723    2007
                                                                                   10.75             11.69          3,073    2006
                                                                                   10.00             10.75             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.37            $ 7.66         10,319    2009
   Class II                                                                         9.97              6.37         13,934    2008
                                                                                   10.00              9.97         13,731    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.90            $ 7.49          4,916    2009
   Class I                                                                          9.48              5.90          5,506    2008
                                                                                   10.00              9.48          4,695    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.27            $ 9.93          3,573    2009
                                                                                   11.75              7.27          4,115    2008
                                                                                   10.79             11.75          4,097    2007
                                                                                   10.24             10.79          4,393    2006
                                                                                   10.00             10.24          3,230    2005
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.15            $10.12             --    2009
                                                                                   12.44              8.15             --    2008
                                                                                   11.52             12.44             --    2007
                                                                                   10.42             11.52             --    2006
                                                                                   10.00             10.42             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                             $ 6.93            $11.08            464    2009
                                                                                   11.67              6.93            600    2008
                                                                                   11.63             11.67            477    2007
                                                                                   10.49             11.63            458    2006
                                                                                   10.00             10.49             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.55            $ 9.88        106,212    2009
                                                                                   11.21              8.55        108,269    2008
                                                                                   10.99             11.21        147,213    2007
                                                                                   10.03             10.99        147,014    2006
                                                                                   10.00             10.03         79,092    2005
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $10.40            $13.57             --    2009
                                                                                   17.04             10.40             --    2008
                                                                                   13.61             17.04             --    2007
                                                                                   10.59             13.61             --    2006
                                                                                   10.00             10.59             --    2005
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.14            $ 7.32        102,124    2009
                                                                                   11.09              6.14         65,153    2008
                                                                                   10.92             11.09         57,626    2007
                                                                                   10.03             10.92         57,357    2006
                                                                                   10.00             10.03         20,639    2005
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.53            $ 9.25             --    2009
                                                                                   12.25              6.53             --    2008
                                                                                   10.97             12.25             --    2007
                                                                                   10.37             10.97             --    2006
                                                                                   10.00             10.37             --    2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.77            $10.62         6,423     2009
                                                                              13.26              7.77         6,364     2008
                                                                              12.74             13.26            --     2007
                                                                              11.06             12.74            --     2006
                                                                              10.00             11.06            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.14            $ 8.98        17,747     2009
                                                                              11.86              7.14        16,041     2008
                                                                              11.60             11.86            --     2007
                                                                              10.30             11.60         9,542     2006
                                                                              10.00             10.30            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 6.98            $ 9.37        10,664     2009
                                                                              11.47              6.98        11,583     2008
                                                                              11.85             11.47        12,852     2007
                                                                              10.53             11.85         9,282     2006
                                                                              10.00             10.53         5,140     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.51            $ 7.16            --     2009
                                                                              11.06              5.51            --     2008
                                                                              10.63             11.06            --     2007
                                                                              10.54             10.63            --     2006
                                                                              10.00             10.54            --     2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.19            $10.95            --     2009
                                                                              11.13              9.19            --     2008
                                                                              10.48             11.13            --     2007
                                                                              10.22             10.48            --     2006
                                                                              10.00             10.22            --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.20            $11.29         7,345     2009
                                                                              10.92              8.20         8,136     2008
                                                                              10.75             10.92         5,661     2007
                                                                              10.04             10.75        10,163     2006
                                                                              10.00             10.04         3,116     2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.26            $11.51         4,731     2009
                                                                              10.65             12.26         3,035     2008
                                                                               9.89             10.65         5,241     2007
                                                                               9.96              9.89         5,628     2006
                                                                              10.00              9.96           180     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.50            $11.68        51,210     2009
                                                                              10.74             10.50        40,810     2008
                                                                              10.19             10.74        65,087     2007
                                                                               9.99             10.19        32,181     2006
                                                                              10.00              9.99        15,847     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.14            $12.47        15,481     2009
                                                                              10.83             11.14        13,005     2008
                                                                              10.15             10.83        18,160     2007
                                                                               9.96             10.15        34,184     2006
                                                                              10.00              9.96         6,411     2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ -- 100(R) Fund                                                $ 7.07            $10.55            --     2009
                                                                              12.41              7.07            --     2008
                                                                              10.73             12.41            --     2007
                                                                              10.34             10.73            --     2006
                                                                              10.00             10.34            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $ 7.23            $10.10           432     2009
                                                             11.80              7.23           482     2008
                                                             10.78             11.80           416     2007
                                                             10.83             10.78           422     2006
                                                             10.00             10.83            --     2005
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $ 8.02            $12.38           608     2009
                                                             13.48              8.02            --     2008
                                                             12.47             13.48         3,479     2007
                                                             11.18             12.47         8,812     2006
                                                             10.00             11.18            --     2005
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $10.20            $17.66         1,421     2009
                                                             22.20             10.20         1,692     2008
                                                             15.32             22.20           551     2007
                                                             12.82             15.32            --     2006
                                                             10.00             12.82            --     2005
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            $ 7.38            $ 8.88            --     2009
                                                              9.73              7.38            --     2008
                                                             10.00              9.73            --     2007
-----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares               $ 6.00            $ 9.76            --     2009
                                                             12.02              6.00            --     2008
                                                             10.50             12.02            --     2007
                                                             10.42             10.50            --     2006
                                                             10.00             10.42            --     2005
-----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     $ 7.08            $ 8.92         5,603     2009
                                                             11.24              7.08         5,398     2008
                                                             11.72             11.24        10,611     2007
                                                             10.29             11.72         7,239     2006
                                                             10.00             10.29           619     2005
-----------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.93            $ 7.12            --     2009
                                                                           10.48              4.93            --     2008
                                                                           10.58             10.48            --     2007
                                                                           10.00             10.58            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.06            $ 7.18            --     2009
                                                                           10.77              6.06            --     2008
                                                                            9.84             10.77            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.77            $ 9.75            --     2009
                                                                           11.37              7.77            --     2008
                                                                           10.75             11.37            --     2007
                                                                           10.00             10.75            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 7.15            $ 9.43         4,004     2009
                                                                           12.29              7.15         5,227     2008
                                                                           10.98             12.29        10,428     2007
                                                                           10.00             10.98         9,437     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.45            --     2009
                                                                           10.17              6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.15            $ 9.21            --     2009
                                                                           11.96              6.15            --     2008
                                                                           10.20             11.96            --     2007
                                                                           10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.55            $ 7.71            --     2009
                                                                           11.30              6.55            --     2008
                                                                           11.02             11.30            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.26            $ 6.91         7,246     2009
                                                                           11.52              5.26         9,465     2008
                                                                           11.16             11.52        25,927     2007
                                                                           10.00             11.16        21,605     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.45            $ 8.65            --     2009
                                                                           10.96              6.45            --     2008
                                                                            9.86             10.96            --     2007
                                                                           10.00              9.86            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.56            $ 7.68            --     2009
                                                                           10.45              5.56            --     2008
                                                                            9.40             10.45            --     2007
                                                                           10.00              9.40            --     2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.45            $11.26         8,836     2009
                                                                           10.86             10.45         9,287     2008
                                                                           10.14             10.86            --     2007
                                                                           10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.80            $ 8.71            --     2009
                                                                           11.03              6.80            --     2008
                                                                           11.11             11.03            --     2007
                                                                           10.00             11.11            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.36            $11.07        58,978     2009
                                                                                 11.92              9.36        60,546     2008
                                                                                 10.44             11.92        70,194     2007
                                                                                 10.00             10.44        46,865     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.14            $ 7.61            --     2009
                                                                                 10.63              6.14            --     2008
                                                                                 10.06             10.63            --     2007
                                                                                 10.00             10.06            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.63            $ 7.05            --     2009
                                                                                  9.63              5.63            --     2008
                                                                                  9.96              9.63            --     2007
                                                                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.93            $ 8.58            --     2009
                                                                                 11.70              6.93            --     2008
                                                                                 10.18             11.70            --     2007
                                                                                 10.00             10.18            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.22            $ 8.40         2,973     2009
   Class B                                                                       12.35              6.22         4,027     2008
                                                                                 10.56             12.35        10,357     2007
                                                                                 10.00             10.56        11,553     2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.23            $10.20         2,477     2009
                                                                                 10.14              7.23         3,360     2008
                                                                                 10.20             10.14         8,412     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.54            $10.30            --     2009
                                                                                 10.50              9.54            --     2008
                                                                                 10.11             10.50            --     2007
                                                                                 10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.73            $10.85            --     2009
                                                                                 10.88              7.73            --     2008
                                                                                  9.96             10.88            --     2007
                                                                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.70            $11.48            --     2009
                                                                                 10.65              7.70            --     2008
                                                                                 10.56             10.65            --     2007
                                                                                 10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.92            $ 8.73         2,920     2009
                                                                                 12.17              6.92         3,687     2008
                                                                                 10.32             12.17            --     2007
                                                                                 10.00             10.32            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.10            $ 9.61        10,482     2009
                                                                                 11.03              7.10        12,259     2008
                                                                                 10.38             11.03        15,250     2007
                                                                                 10.00             10.38         6,326     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.58            $ 8.72            --     2009
                                                                                 11.74              6.58            --     2008
                                                                                 10.24             11.74         9,070     2007
                                                                                 10.00             10.24         6,657     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.07            $ 8.06             --    2009
                                                                                   10.58              6.07             --    2008
                                                                                   10.14             10.58             --    2007
                                                                                   10.00             10.14             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.08            $ 7.72             --    2009
                                                                                   10.87              6.08             --    2008
                                                                                   10.98             10.87          7,778    2007
                                                                                   10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.55            $ 8.14             --    2009
                                                                                   11.53              6.55             --    2008
                                                                                   10.55             11.53             --    2007
                                                                                   10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.43            $ 8.04             --    2009
                                                                                   12.47              6.43             --    2008
                                                                                   10.07             12.47             --    2007
                                                                                   10.00             10.07             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.50            $10.73             --    2009
                                                                                   10.06              9.50             --    2008
                                                                                   10.00             10.06          8,530    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.52            $ 8.91             --    2009
                                                                                   11.04              6.52             --    2008
                                                                                    9.78             11.04          3,870    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.19            $ 7.98             --    2009
                                                                                   10.90              5.19             --    2008
                                                                                   10.57             10.90             --    2007
                                                                                   10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.71            $10.23        213,744    2009
                                                                                   11.21              7.71        238,353    2008
                                                                                   11.05             11.21        259,832    2007
                                                                                   10.00             11.05        161,437    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.90             --    2009
                                                                                    9.89              6.20             --    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.76            $ 8.33          7,577    2009
                                                                                   10.99              6.76          9,199    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86          6,302    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.21            $ 7.96             --    2009
                                                                                   11.01              6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.70            $ 9.44             --    2009
                                                                                   11.74              7.70             --    2008
                                                                                   10.90             11.74             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.83            $10.37             --    2009
                                                                                   10.60              9.83             --    2008
                                                                                   10.34             10.60             --    2007
                                                                                   10.00             10.34         16,437    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.63            $ 9.17             --    2009
                                                                       10.90              6.63             --    2008
                                                                        9.90             10.90          3,895    2007
                                                                       10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.44            $10.24             --    2009
                                                                       10.44             10.44         10,770    2008
                                                                       10.17             10.44             --    2007
                                                                       10.00             10.17          3,353    2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.66            $ 9.03             --    2009
                                                                       10.74              6.66             --    2008
                                                                       10.43             10.74             --    2007
                                                                       10.00             10.43             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.34            $ 8.41          1,521    2009
                                                                       10.13              6.34          2,107    2008
                                                                       12.16             10.13             --    2007
                                                                       10.00             12.16             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.81            $ 8.41             --    2009
                                                                       11.13              6.81             --    2008
                                                                       10.83             11.13          5,697    2007
                                                                       10.00             10.83             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.06            $ 7.76             --    2009
                                                                        9.93              6.06             --    2008
                                                                        9.92              9.93             --    2007
                                                                       10.00              9.92             --    2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.96            $ 9.39        393,590    2009
                                                                       11.53              7.96        390,342    2008
                                                                       10.57             11.53        399,348    2007
                                                                       10.00             10.57        252,808    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.13            $ 9.18             --    2009
                                                                       11.41              7.13             --    2008
                                                                       10.80             11.41             --    2007
                                                                       10.00             10.80             --    2006
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.43             --    2009
                                                                       10.00              6.42             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.48          2,999    2009
                                                                       10.00              6.56          3,886    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.96             --    2009
                                                                       10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.61          7,290    2009
                                                                       10.00              7.58          8,265    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.21          5,520    2009
   Service Shares                                                      10.00             10.56          5,805    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.73          7,913    2009
   Service Shares                                                      10.00              7.45         10,154    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.29          9,784    2009
                                                                       10.00              7.22         13,856    2008
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.31            $11.43             --    2009
                                                                       11.34              9.31             --    2008
                                                                       10.51             11.34             --    2007
                                                                       10.00             10.51             --    2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.58            $10.83         7,025     2009
                                                                                   13.92              7.58         9,926     2008
                                                                                   10.42             13.92         7,714     2007
                                                                                   10.00             10.42         8,149     2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.87            $ 7.71            --     2009
                                                                                   10.11              5.87            --     2008
                                                                                   10.30             10.11            --     2007
                                                                                   10.00             10.30            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.33            $ 7.59         4,388     2009
   Class II                                                                         9.95              6.33         4,796     2008
                                                                                   10.00              9.95         4,727     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.86            $ 7.42            --     2009
   Class I                                                                          9.45              5.86            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.86            $ 9.33            --     2009
                                                                                   11.12              6.86            --     2008
                                                                                   10.25             11.12            --     2007
                                                                                   10.00             10.25            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.46            $ 9.23            --     2009
                                                                                   11.43              7.46            --     2008
                                                                                   10.62             11.43            --     2007
                                                                                   10.00             10.62            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.23            $ 9.48        13,576     2009
                                                                                   10.83              8.23        13,062     2008
                                                                                   10.66             10.83        15,477     2007
                                                                                   10.00             10.66         7,996     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.22            $11.98            --     2009
                                                                                   15.15              9.22            --     2008
                                                                                   12.15             15.15            --     2007
                                                                                   10.00             12.15            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.00            $ 7.14         3,429     2009
                                                                                   10.89              6.00         3,301     2008
                                                                                   10.76             10.89         3,478     2007
                                                                                   10.00             10.76           548     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.01            $ 8.47            --     2009
                                                                                   11.31              6.01            --     2008
                                                                                   10.16             11.31            --     2007
                                                                                   10.00             10.16            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.40            $ 8.72         4,316     2009
                                                                                   10.96              6.40         5,905     2008
                                                                                   10.57             10.96            --     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.53            $ 8.17        10,737     2009
                                                                                   10.88              6.53        13,556     2008
                                                                                   10.68             10.88            --     2007
                                                                                   10.00             10.68        14,376     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 5.80            $ 7.77         1,644     2009
                                                                                    9.57              5.80         2,242     2008
                                                                                    9.93              9.57         6,611     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.94            $ 6.39            --     2009
                                                                               9.94              4.94            --     2008
                                                                               9.59              9.94            --     2007
                                                                              10.00              9.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.00            $10.69            --     2009
                                                                              10.95              9.00            --     2008
                                                                              10.35             10.95            --     2007
                                                                              10.00             10.35            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.94            $10.89         2,320     2009
                                                                              10.61              7.94         3,255     2008
                                                                              10.48             10.61            --     2007
                                                                              10.00             10.48         6,512     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.04            $12.19         2,003     2009
                                                                              11.36             13.04         1,876     2008
                                                                              10.59             11.36         7,634     2007
                                                                              10.00             10.59         6,361     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.43            $11.56        17,262     2009
                                                                              10.71             10.43        18,863     2008
                                                                              10.20             10.71        48,000     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.24            $12.53         4,953     2009
                                                                              10.97             11.24         5,455     2008
                                                                              10.31             10.97         7,852     2007
                                                                              10.00             10.31        32,884     2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.70            $ 9.96            --     2009
                                                                              11.79              6.70            --     2008
                                                                              10.23             11.79            --     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.66            $ 9.27            --     2009
                                                                              10.91              6.66            --     2008
                                                                              10.00             10.91            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.73            $10.35            --     2009
                                                                              11.35              6.73            --     2008
                                                                              10.54             11.35         7,440     2007
                                                                              10.00             10.54        14,525     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.32            $10.90         1,179     2009
                                                                              13.80              6.32         2,038     2008
                                                                               9.55             13.80         1,593     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.34            $ 8.79         1,722     2009
                                                                               9.71              7.34         1,694     2008
                                                                              10.00              9.71         1,705     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 5.42            $ 8.78            --     2009
                                                                              10.90              5.42            --     2008
                                                                               9.55             10.90            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                               Number of
                                             Accumulation      Accumulation  Accumulation
                                            Unit Values at    Unit Values at   Units at
Subaccounts                               Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares         $ 6.54            $ 8.21            --     2009
                                                 10.42              6.54            --     2008
                                                 10.91             10.42        10,039     2007
                                                 10.00             10.91         3,135     2006
-----------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Single Annuitant contracts) Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.95            $ 7.17             --    2009
                                                                           10.51              4.95             --    2008
                                                                           10.59             10.51             --    2007
                                                                           10.00             10.59             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.08            $ 7.22             --    2009
                                                                           10.80              6.08             --    2008
                                                                            9.85             10.80             --    2007
                                                                           10.00              9.85             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.80            $ 9.80             --    2009
                                                                           11.40              7.80             --    2008
                                                                           10.77             11.40             --    2007
                                                                           10.00             10.77             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 7.18            $ 9.48         45,462    2009
                                                                           12.32              7.18         52,487    2008
                                                                           10.99             12.32         90,461    2007
                                                                           10.00             10.99         50,350    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.95            $ 8.48             --    2009
                                                                           10.17              6.95             --    2008
                                                                           10.00             10.17             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.17            $ 9.26             --    2009
                                                                           11.99              6.17             --    2008
                                                                           10.21             11.99             --    2007
                                                                           10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.58            $ 7.76             --    2009
                                                                           11.33              6.58             --    2008
                                                                           11.03             11.33             --    2007
                                                                           10.00             11.03             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.28            $ 6.95         82,646    2009
                                                                           11.55              5.28         95,066    2008
                                                                           11.17             11.55        224,720    2007
                                                                           10.00             11.17        115,468    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.47            $ 8.69             --    2009
                                                                           10.98              6.47             --    2008
                                                                            9.87             10.98             --    2007
                                                                           10.00              9.87             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.58            $ 7.72             --    2009
                                                                           10.48              5.58             --    2008
                                                                            9.41             10.48             --    2007
                                                                           10.00              9.41             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.49            $11.33        100,987    2009
                                                                           10.88             10.49         93,140    2008
                                                                           10.15             10.88             --    2007
                                                                           10.00             10.15             --    2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.83            $ 8.76             --    2009
                                                                           11.06              6.83             --    2008
                                                                           11.12             11.06             --    2007
                                                                           10.00             11.12             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.40            $11.13        306,900    2009
                                                                                 11.95              9.40        312,236    2008
                                                                                 10.45             11.95        364,194    2007
                                                                                 10.00             10.45        180,414    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.17            $ 7.65             --    2009
                                                                                 10.65              6.17             --    2008
                                                                                 10.07             10.65             --    2007
                                                                                 10.00             10.07             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.65            $ 7.09             --    2009
                                                                                  9.65              5.65             --    2008
                                                                                  9.97              9.65             --    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.95            $ 8.63             --    2009
                                                                                 11.73              6.95             --    2008
                                                                                 10.19             11.73             --    2007
                                                                                 10.00             10.19             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.25            $ 8.44         33,854    2009
   Class B                                                                       12.39              6.25         40,347    2008
                                                                                 10.57             12.39         89,904    2007
                                                                                 10.00             10.57         61,613    2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.26            $10.26         28,088    2009
                                                                                 10.17              7.26         33,884    2008
                                                                                 10.21             10.17         73,382    2007
                                                                                 10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.58            $10.36             --    2009
                                                                                 10.53              9.58             --    2008
                                                                                 10.12             10.53             --    2007
                                                                                 10.00             10.12             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.76            $10.91             --    2009
                                                                                 10.91              7.76             --    2008
                                                                                  9.97             10.91             --    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.73            $11.55             --    2009
                                                                                 10.68              7.73             --    2008
                                                                                 10.57             10.68             --    2007
                                                                                 10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.95            $ 8.78         32,872    2009
                                                                                 12.21              6.95         36,659    2008
                                                                                 10.33             12.21             --    2007
                                                                                 10.00             10.33             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.13            $ 9.67         98,023    2009
                                                                                 11.06              7.13        106,359    2008
                                                                                 10.39             11.06        106,333    2007
                                                                                 10.00             10.39         31,704    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.61            $ 8.77             --    2009
                                                                                 11.77              6.61             --    2008
                                                                                 10.25             11.77         78,929    2007
                                                                                 10.00             10.25         35,408    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.09            $ 8.11              --   2009
                                                                                   10.61              6.09              --   2008
                                                                                   10.15             10.61              --   2007
                                                                                   10.00             10.15              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.11            $ 7.77              --   2009
                                                                                   10.90              6.11              --   2008
                                                                                   10.99             10.90          67,761   2007
                                                                                   10.00             10.99              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.58            $ 8.19              --   2009
                                                                                   11.56              6.58              --   2008
                                                                                   10.56             11.56              --   2007
                                                                                   10.00             10.56              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.45            $ 8.09              --   2009
                                                                                   12.50              6.45              --   2008
                                                                                   10.08             12.50              --   2007
                                                                                   10.00             10.08              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.52            $10.77              --   2009
                                                                                   10.07              9.52              --   2008
                                                                                   10.00             10.07          74,408   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.54            $ 8.96              --   2009
                                                                                   11.06              6.54              --   2008
                                                                                    9.79             11.06          33,633   2007
                                                                                   10.00              9.79              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.21            $ 8.02              --   2009
                                                                                   10.92              5.21              --   2008
                                                                                   10.58             10.92              --   2007
                                                                                   10.00             10.58              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.75            $10.29       1,673,890   2009
                                                                                   11.24              7.75       1,936,524   2008
                                                                                   11.06             11.24       1,971,760   2007
                                                                                   10.00             11.06       1,008,951   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.22            $ 7.93           2,453   2009
                                                                                    9.90              6.22              --   2008
                                                                                   10.00              9.90              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.79            $ 8.38          85,490   2009
                                                                                   11.02              6.79          92,234   2008
                                                                                   10.87             11.02              --   2007
                                                                                   10.00             10.87          33,674   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.23            $ 8.01              --   2009
                                                                                   11.04              6.23              --   2008
                                                                                   11.01             11.04              --   2007
                                                                                   10.00             11.01              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.73            $ 9.50              --   2009
                                                                                   11.77              7.73              --   2008
                                                                                   10.92             11.77              --   2007
                                                                                   10.00             10.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.87            $10.43              --   2009
                                                                                   10.62              9.87              --   2008
                                                                                   10.35             10.62              --   2007
                                                                                   10.00             10.35          87,614   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.66            $ 9.23              --   2009
                                                                       10.93              6.66              --   2008
                                                                        9.91             10.93          33,900   2007
                                                                       10.00              9.91              --   2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.48            $10.29              --   2009
                                                                       10.47             10.48          58,722   2008
                                                                       10.18             10.47          23,906   2007
                                                                       10.00             10.18          17,880   2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.68            $ 9.08              --   2009
                                                                       10.77              6.68              --   2008
                                                                       10.44             10.77              --   2007
                                                                       10.00             10.44              --   2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.36            $ 8.46          16,875   2009
                                                                       10.15              6.36          20,701   2008
                                                                       12.18             10.15              --   2007
                                                                       10.00             12.18              --   2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.84            $ 8.46              --   2009
                                                                       11.16              6.84              --   2008
                                                                       10.84             11.16          49,645   2007
                                                                       10.00             10.84              --   2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.09            $ 7.80              --   2009
                                                                        9.96              6.09              --   2008
                                                                        9.93              9.96              --   2007
                                                                       10.00              9.93              --   2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 8.00            $ 9.44       1,929,471   2009
                                                                       11.56              8.00       2,000,172   2008
                                                                       10.58             11.56       2,211,407   2007
                                                                       10.00             10.58       1,211,135   2006
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.16            $ 9.23              --   2009
                                                                       11.43              7.16              --   2008
                                                                       10.81             11.43              --   2007
                                                                       10.00             10.81              --   2006
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.45              --   2009
                                                                       10.00              6.42              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.50          33,654   2009
                                                                       10.00              6.56          39,048   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.01            $ 8.98              --   2009
                                                                       10.00              7.01              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.62          82,644   2009
                                                                       10.00              7.58          83,182   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.24          63,410   2009
   Service Shares                                                      10.00             10.56          58,413   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.75          88,694   2009
   Service Shares                                                      10.00              7.45         102,094   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.23            $10.31         110,813   2009
                                                                       10.00              7.23         139,414   2008
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.35            $11.50          29,677   2009
                                                                       11.37              9.35          27,923   2008
                                                                       10.52             11.37          27,479   2007
                                                                       10.00             10.52           1,491   2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.61            $10.89         79,276    2009
                                                                                   13.96              7.61         99,188    2008
                                                                                   10.43             13.96         66,936    2007
                                                                                   10.00             10.43         43,306    2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.90            $ 7.75             --    2009
                                                                                   10.14              5.90             --    2008
                                                                                   10.31             10.14             --    2007
                                                                                   10.00             10.31             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.35            $ 7.62         22,717    2009
   Class II                                                                         9.96              6.35         26,397    2008
                                                                                   10.00              9.96         26,739    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.88            $ 7.45             --    2009
   Class I                                                                          9.46              5.88             --    2008
                                                                                   10.00              9.46             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.88            $ 9.38             --    2009
                                                                                   11.15              6.88             --    2008
                                                                                   10.26             11.15             --    2007
                                                                                   10.00             10.26             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.49            $ 9.29             --    2009
                                                                                   11.46              7.49             --    2008
                                                                                   10.63             11.46             --    2007
                                                                                   10.00             10.63             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.26            $ 9.53        150,266    2009
                                                                                   10.86              8.26        140,416    2008
                                                                                   10.67             10.86        161,826    2007
                                                                                   10.00             10.67         82,616    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.25            $12.04             --    2009
                                                                                   15.19              9.25             --    2008
                                                                                   12.16             15.19             --    2007
                                                                                   10.00             12.16             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.03            $ 7.18        130,378    2009
                                                                                   10.92              6.03        126,692    2008
                                                                                   10.77             10.92        110,091    2007
                                                                                   10.00             10.77         45,034    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.04            $ 8.52             --    2009
                                                                                   11.34              6.04             --    2008
                                                                                   10.17             11.34             --    2007
                                                                                   10.00             10.17             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.42            $ 8.77         48,863    2009
                                                                                   10.99              6.42         59,141    2008
                                                                                   10.58             10.99             --    2007
                                                                                   10.00             10.58             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.55            $ 8.22        121,332    2009
                                                                                   10.90              6.55        135,890    2008
                                                                                   10.69             10.90             --    2007
                                                                                   10.00             10.69         76,729    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 5.83            $ 7.81         18,377    2009
                                                                                    9.60              5.83         22,342    2008
                                                                                    9.94              9.60         57,600    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.96            $ 6.42             --    2009
                                                                               9.97              4.96             --    2008
                                                                               9.60              9.97             --    2007
                                                                              10.00              9.60             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.04            $10.75             --    2009
                                                                              10.98              9.04             --    2008
                                                                              10.36             10.98             --    2007
                                                                              10.00             10.36             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.97            $10.95         26,309    2009
                                                                              10.64              7.97         32,226    2008
                                                                              10.49             10.64             --    2007
                                                                              10.00             10.49         34,734    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.09            $12.26         23,153    2009
                                                                              11.39             13.09         18,717    2008
                                                                              10.60             11.39         66,345    2007
                                                                              10.00             10.60         33,852    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.47            $11.62        196,864    2009
                                                                              10.73             10.47        189,369    2008
                                                                              10.21             10.73        418,242    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.28            $12.60         56,632    2009
                                                                              10.99             11.28         54,736    2008
                                                                              10.32             10.99         68,331    2007
                                                                              10.00             10.32        175,187    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.72            $10.01             --    2009
                                                                              11.82              6.72             --    2008
                                                                              10.24             11.82             --    2007
                                                                              10.00             10.24             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.69            $ 9.32             --    2009
                                                                              10.93              6.69             --    2008
                                                                              10.01             10.93             --    2007
                                                                              10.00             10.01             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.75            $10.41             --    2009
                                                                              11.38              6.75             --    2008
                                                                              10.55             11.38         64,844    2007
                                                                              10.00             10.55         77,352    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.34            $10.96         13,161    2009
                                                                              13.83              6.34         20,456    2008
                                                                               9.56             13.83         13,744    2007
                                                                              10.00              9.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.36            $ 8.83             --    2009
                                                                               9.72              7.36             --    2008
                                                                              10.00              9.72             --    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 5.44            $ 8.83             --    2009
                                                                              10.92              5.44             --    2008
                                                                               9.56             10.92             --    2007
                                                                              10.00              9.56             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                               Number of
                                             Accumulation      Accumulation  Accumulation
                                            Unit Values at    Unit Values at   Units at
Subaccounts                               Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares         $ 6.57            $ 8.26            --     2009
                                                 10.44              6.57            --     2008
                                                 10.92             10.44        87,647     2007
                                                 10.00             10.92        16,768     2006
-----------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.93            $ 7.12             --    2009
                                                                           10.48              4.93             --    2008
                                                                           10.58             10.48             --    2007
                                                                           10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.06            $ 7.18             --    2009
                                                                           10.77              6.06             --    2008
                                                                            9.84             10.77             --    2007
                                                                           10.00              9.84             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.77            $ 9.75             --    2009
                                                                           11.37              7.77             --    2008
                                                                           10.75             11.37             --    2007
                                                                           10.00             10.75             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 7.15            $ 9.43         43,748    2009
                                                                           12.29              7.15         48,215    2008
                                                                           10.98             12.29         83,397    2007
                                                                           10.00             10.98             --    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.45         73,572    2009
                                                                           10.17              6.94         72,584    2008
                                                                           10.00             10.17         54,901    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.15            $ 9.21             --    2009
                                                                           11.96              6.15             --    2008
                                                                           10.20             11.96             --    2007
                                                                           10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.55            $ 7.71             --    2009
                                                                           11.30              6.55             --    2008
                                                                           11.02             11.30             --    2007
                                                                           10.00             11.02             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.26            $ 6.91         79,446    2009
                                                                           11.52              5.26         87,278    2008
                                                                           11.16             11.52        207,209    2007
                                                                           10.00             11.16             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.45            $ 8.65             --    2009
                                                                           10.96              6.45             --    2008
                                                                            9.86             10.96             --    2007
                                                                           10.00              9.86             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.56            $ 7.68             --    2009
                                                                           10.45              5.56             --    2008
                                                                            9.40             10.45             --    2007
                                                                           10.00              9.40             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.45            $11.26         96,631    2009
                                                                           10.86             10.45         85,123    2008
                                                                           10.14             10.86             --    2007
                                                                           10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.80            $ 8.71             --    2009
                                                                           11.03              6.80             --    2008
                                                                           11.11             11.03             --    2007
                                                                           10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.36            $11.07        301,677    2009
                                                                                 11.92              9.36        309,216    2008
                                                                                 10.44             11.92        334,305    2007
                                                                                 10.00             10.44             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.14            $ 7.61             --    2009
                                                                                 10.63              6.14             --    2008
                                                                                 10.06             10.63             --    2007
                                                                                 10.00             10.06             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.63            $ 7.05             --    2009
                                                                                  9.63              5.63             --    2008
                                                                                  9.96              9.63             --    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.93            $ 8.58             --    2009
                                                                                 11.70              6.93             --    2008
                                                                                 10.18             11.70             --    2007
                                                                                 10.00             10.18             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.22            $ 8.40         32,539    2009
   Class B                                                                       12.35              6.22         37,153    2008
                                                                                 10.56             12.35         83,011    2007
                                                                                 10.00             10.56             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.23            $10.20         27,024    2009
                                                                                 10.14              7.23         30,764    2008
                                                                                 10.20             10.14         67,427    2007
                                                                                 10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.54            $10.30             --    2009
                                                                                 10.50              9.54             --    2008
                                                                                 10.11             10.50             --    2007
                                                                                 10.00             10.11             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.73            $10.85             --    2009
                                                                                 10.88              7.73             --    2008
                                                                                  9.96             10.88             --    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.70            $11.48             --    2009
                                                                                 10.65              7.70             --    2008
                                                                                 10.56             10.65             --    2007
                                                                                 10.00             10.56             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.92            $ 8.73         31,774    2009
                                                                                 12.17              6.92         33,512    2008
                                                                                 10.32             12.17             --    2007
                                                                                 10.00             10.32             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.10            $ 9.61        143,631    2009
                                                                                 11.03              7.10        157,738    2008
                                                                                 10.38             11.03        146,294    2007
                                                                                 10.00             10.38             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.58            $ 8.72             --    2009
                                                                                 11.74              6.58             --    2008
                                                                                 10.24             11.74         72,758    2007
                                                                                 10.00             10.24             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.07            $ 8.06              --   2009
                                                                                   10.58              6.07              --   2008
                                                                                   10.14             10.58              --   2007
                                                                                   10.00             10.14              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.08            $ 7.72              --   2009
                                                                                   10.87              6.08              --   2008
                                                                                   10.98             10.87          62,386   2007
                                                                                   10.00             10.98              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.55            $ 8.14              --   2009
                                                                                   11.53              6.55              --   2008
                                                                                   10.55             11.53              --   2007
                                                                                   10.00             10.55              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.43            $ 8.04              --   2009
                                                                                   12.47              6.43              --   2008
                                                                                   10.07             12.47              --   2007
                                                                                   10.00             10.07              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.50            $10.73              --   2009
                                                                                   10.06              9.50              --   2008
                                                                                   10.00             10.06          68,210   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.52            $ 8.91              --   2009
                                                                                   11.04              6.52              --   2008
                                                                                    9.78             11.04          31,028   2007
                                                                                   10.00              9.78              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.19            $ 7.98              --   2009
                                                                                   10.90              5.19              --   2008
                                                                                   10.57             10.90              --   2007
                                                                                   10.00             10.57              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.71            $10.23       1,058,240   2009
                                                                                   11.21              7.71       1,183,297   2008
                                                                                   11.05             11.21       1,181,843   2007
                                                                                   10.00             11.05              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.90         253,725   2009
                                                                                    9.89              6.20         277,943   2008
                                                                                   10.00              9.89         237,094   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.76            $ 8.33          82,532   2009
                                                                                   10.99              6.76          84,136   2008
                                                                                   10.86             10.99              --   2007
                                                                                   10.00             10.86              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.21            $ 7.96              --   2009
                                                                                   11.01              6.21              --   2008
                                                                                   11.00             11.01              --   2007
                                                                                   10.00             11.00              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.70            $ 9.44              --   2009
                                                                                   11.74              7.70              --   2008
                                                                                   10.90             11.74              --   2007
                                                                                   10.00             10.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.83            $10.37              --   2009
                                                                                   10.60              9.83              --   2008
                                                                                   10.34             10.60              --   2007
                                                                                   10.00             10.34              --   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.63            $ 9.17              --   2009
                                                                       10.90              6.63              --   2008
                                                                        9.90             10.90          31,228   2007
                                                                       10.00              9.90              --   2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.44            $10.24           1,404   2009
                                                                       10.44             10.44          22,785   2008
                                                                       10.17             10.44              --   2007
                                                                       10.00             10.17              --   2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.66            $ 9.03              --   2009
                                                                       10.74              6.66              --   2008
                                                                       10.43             10.74              --   2007
                                                                       10.00             10.43              --   2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.34            $ 8.41          16,454   2009
                                                                       10.13              6.34          19,132   2008
                                                                       12.16             10.13              --   2007
                                                                       10.00             12.16              --   2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.81            $ 8.41              --   2009
                                                                       11.13              6.81              --   2008
                                                                       10.83             11.13          45,723   2007
                                                                       10.00             10.83              --   2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.06            $ 7.76              --   2009
                                                                        9.93              6.06              --   2008
                                                                        9.92              9.93              --   2007
                                                                       10.00              9.92              --   2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.96            $ 9.39       1,230,232   2009
                                                                       11.53              7.96       1,225,645   2008
                                                                       10.57             11.53       1,312,175   2007
                                                                       10.00             10.57              --   2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.13            $ 9.18              --   2009
                                                                       11.41              7.13              --   2008
                                                                       10.80             11.41              --   2007
                                                                       10.00             10.80              --   2006
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.43              --   2009
                                                                       10.00              6.42              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.48          32,567   2009
                                                                       10.00              6.56          35,402   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.96              --   2009
                                                                       10.00              7.00              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.61          79,480   2009
                                                                       10.00              7.58          75,504   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.21          60,454   2009
   Service Shares                                                      10.00             10.56          53,324   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.73          85,734   2009
   Service Shares                                                      10.00              7.45          93,339   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.29         106,615   2009
                                                                       10.00              7.22         126,735   2008
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.31            $11.43          52,214   2009
                                                                       11.34              9.31          49,621   2008
                                                                       10.51             11.34          51,515   2007
                                                                       10.00             10.51              --   2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.58            $10.83         76,532    2009
                                                                                   13.92              7.58         90,702    2008
                                                                                   10.42             13.92         61,883    2007
                                                                                   10.00             10.42             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.87            $ 7.71             --    2009
                                                                                   10.11              5.87             --    2008
                                                                                   10.30             10.11             --    2007
                                                                                   10.00             10.30             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.86            $ 7.42             --    2009
   Class I                                                                          9.45              5.86             --    2008
                                                                                   10.00              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.86            $ 9.33             --    2009
                                                                                   11.12              6.86             --    2008
                                                                                   10.25             11.12             --    2007
                                                                                   10.00             10.25             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.46            $ 9.23             --    2009
                                                                                   11.43              7.46             --    2008
                                                                                   10.62             11.43             --    2007
                                                                                   10.00             10.62             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.23            $ 9.48        114,526    2009
                                                                                   10.83              8.23        118,243    2008
                                                                                   10.66             10.83        131,353    2007
                                                                                   10.00             10.66             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.22            $11.98             --    2009
                                                                                   15.15              9.22             --    2008
                                                                                   12.15             15.15             --    2007
                                                                                   10.00             12.15             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.00            $ 7.14         86,924    2009
                                                                                   10.89              6.00         88,062    2008
                                                                                   10.76             10.89         63,977    2007
                                                                                   10.00             10.76             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.01            $ 8.47             --    2009
                                                                                   11.31              6.01             --    2008
                                                                                   10.16             11.31             --    2007
                                                                                   10.00             10.16             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.40            $ 8.72         47,108    2009
                                                                                   10.96              6.40         54,267    2008
                                                                                   10.57             10.96             --    2007
                                                                                   10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.53            $ 8.17        117,065    2009
                                                                                   10.88              6.53        124,204    2008
                                                                                   10.68             10.88             --    2007
                                                                                   10.00             10.68             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 5.80            $ 7.77         17,840    2009
                                                                                    9.57              5.80         20,401    2008
                                                                                    9.93              9.57         53,055    2007
                                                                                   10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                   $ 4.94            $ 6.39             --    2009
                                                                                    9.94              4.94             --    2008
                                                                                    9.59              9.94             --    2007
                                                                                   10.00              9.59             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.00            $10.69             --    2009
                                                                              10.95              9.00             --    2008
                                                                              10.35             10.95             --    2007
                                                                              10.00             10.35             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.94            $10.89         25,308    2009
                                                                              10.61              7.94         29,658    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.04            $12.19         21,997    2009
                                                                              11.36             13.04         17,202    2008
                                                                              10.59             11.36         60,836    2007
                                                                              10.00             10.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.43            $11.56        188,749    2009
                                                                              10.71             10.43        173,326    2008
                                                                              10.20             10.71        384,348    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.24            $12.53         54,225    2009
                                                                              10.97             11.24         50,164    2008
                                                                              10.31             10.97         62,755    2007
                                                                              10.00             10.31             --    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.70            $ 9.96             --    2009
                                                                              11.79              6.70             --    2008
                                                                              10.23             11.79             --    2007
                                                                              10.00             10.23             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.66            $ 9.27             --    2009
                                                                              10.91              6.66             --    2008
                                                                              10.00             10.91             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.73            $10.35             --    2009
                                                                              11.35              6.73             --    2008
                                                                              10.54             11.35         59,641    2007
                                                                              10.00             10.54             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.32            $10.90         12,752    2009
                                                                              13.80              6.32         18,980    2008
                                                                               9.55             13.80         12,751    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.34            $ 8.79         63,801    2009
                                                                               9.71              7.34         64,148    2008
                                                                              10.00              9.71         61,839    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.54            $ 8.21             --    2009
                                                                              10.42              6.54             --    2008
                                                                              10.91             10.42         80,487    2007
                                                                              10.00             10.91             --    2006
----------------------------------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.92            $ 7.10            --     2009
                                                                           10.47              4.92            --     2008
                                                                           10.57             10.47            --     2007
                                                                           10.00             10.57            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.04            $ 7.15            --     2009
                                                                           10.76              6.04            --     2008
                                                                            9.83             10.76            --     2007
                                                                           10.00              9.83            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.75            $ 9.71            --     2009
                                                                           11.35              7.75            --     2008
                                                                           10.75             11.35            --     2007
                                                                           10.00             10.75            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 7.13            $ 9.39         7,409     2009
                                                                           12.27              7.13         7,987     2008
                                                                           10.97             12.27        12,808     2007
                                                                           10.00             10.97            --     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.93            $ 8.43        38,019     2009
                                                                           10.16              6.93        34,271     2008
                                                                           10.00             10.16        33,507     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.13            $ 9.17            --     2009
                                                                           11.94              6.13            --     2008
                                                                           10.20             11.94            --     2007
                                                                           10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.53            $ 7.68            --     2009
                                                                           11.28              6.53            --     2008
                                                                           11.01             11.28            --     2007
                                                                           10.00             11.01            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.25            $ 6.89        13,454     2009
                                                                           11.50              5.25        14,462     2008
                                                                           11.15             11.50        31,756     2007
                                                                           10.00             11.15            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.43            $ 8.61            --     2009
                                                                           10.94              6.43            --     2008
                                                                            9.85             10.94            --     2007
                                                                           10.00              9.85            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.54            $ 7.65            --     2009
                                                                           10.44              5.54            --     2008
                                                                            9.40             10.44            --     2007
                                                                           10.00              9.40            --     2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.42            $11.22        16,410     2009
                                                                           10.84             10.42        14,201     2008
                                                                           10.13             10.84            --     2007
                                                                           10.00             10.13            --     2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.79            $ 8.68            --     2009
                                                                           11.01              6.79            --     2008
                                                                           11.10             11.01            --     2007
                                                                           10.00             11.10            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.34            $11.03        114,642    2009
                                                                                 11.90              9.34        108,322    2008
                                                                                 10.43             11.90        119,157    2007
                                                                                 10.00             10.43             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.13            $ 7.58             --    2009
                                                                                 10.61              6.13             --    2008
                                                                                 10.05             10.61             --    2007
                                                                                 10.00             10.05             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.61            $ 7.02             --    2009
                                                                                  9.61              5.61             --    2008
                                                                                  9.95              9.61             --    2007
                                                                                 10.00              9.95             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.91            $ 8.55             --    2009
                                                                                 11.68              6.91             --    2008
                                                                                 10.17             11.68             --    2007
                                                                                 10.00             10.17             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.21            $ 8.36          5,517    2009
   Class B                                                                       12.33              6.21          6,161    2008
                                                                                 10.55             12.33         12,719    2007
                                                                                 10.00             10.55             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.21            $10.16          4,585    2009
                                                                                 10.12              7.21          5,145    2008
                                                                                 10.20             10.12         10,385    2007
                                                                                 10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.52            $10.26             --    2009
                                                                                 10.48              9.52             --    2008
                                                                                 10.11             10.48             --    2007
                                                                                 10.00             10.11             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.71            $10.81             --    2009
                                                                                 10.87              7.71             --    2008
                                                                                  9.95             10.87             --    2007
                                                                                 10.00              9.95             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.68            $11.44             --    2009
                                                                                 10.63              7.68             --    2008
                                                                                 10.55             10.63             --    2007
                                                                                 10.00             10.55             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.90            $ 8.70          5,380    2009
                                                                                 12.15              6.90          5,662    2008
                                                                                 10.31             12.15             --    2007
                                                                                 10.00             10.31             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.09            $ 9.58         67,575    2009
                                                                                 11.01              7.09         68,881    2008
                                                                                 10.37             11.01         64,862    2007
                                                                                 10.00             10.37             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.56            $ 8.69             --    2009
                                                                                 11.72              6.56             --    2008
                                                                                 10.23             11.72         11,178    2007
                                                                                 10.00             10.23             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.05            $ 8.03             --    2009
                                                                                   10.56              6.05             --    2008
                                                                                   10.13             10.56             --    2007
                                                                                   10.00             10.13             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.06            $ 7.69             --    2009
                                                                                   10.85              6.06             --    2008
                                                                                   10.97             10.85          9,563    2007
                                                                                   10.00             10.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.54            $ 8.11             --    2009
                                                                                   11.51              6.54             --    2008
                                                                                   10.54             11.51             --    2007
                                                                                   10.00             10.54             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.41            $ 8.01             --    2009
                                                                                   12.45              6.41             --    2008
                                                                                   10.06             12.45             --    2007
                                                                                   10.00             10.06             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.48            $10.70             --    2009
                                                                                   10.05              9.48             --    2008
                                                                                   10.00             10.05         10,516    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.50            $ 8.88             --    2009
                                                                                   11.02              6.50             --    2008
                                                                                    9.78             11.02          4,765    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.18            $ 7.95             --    2009
                                                                                   10.88              5.18             --    2008
                                                                                   10.56             10.88             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.69            $10.19        233,864    2009
                                                                                   11.19              7.69        251,510    2008
                                                                                   11.04             11.19        235,365    2007
                                                                                   10.00             11.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.88         35,229    2009
                                                                                    9.89              6.20         36,537    2008
                                                                                   10.00              9.89         32,796    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.74            $ 8.30         13,976    2009
                                                                                   10.97              6.74         14,092    2008
                                                                                   10.86             10.97             --    2007
                                                                                   10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.19            $ 7.93             --    2009
                                                                                   10.99              6.19             --    2008
                                                                                   10.99             10.99             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.68            $ 9.41             --    2009
                                                                                   11.72              7.68             --    2008
                                                                                   10.90             11.72             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.81            $10.34             --    2009
                                                                                   10.58              9.81             --    2008
                                                                                   10.33             10.58             --    2007
                                                                                   10.00             10.33             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.61            $ 9.14             --    2009
                                                                       10.89              6.61             --    2008
                                                                        9.90             10.89          4,803    2007
                                                                       10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.41            $10.20             --    2009
                                                                       10.42             10.41             --    2008
                                                                       10.17             10.42             --    2007
                                                                       10.00             10.17             --    2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.64            $ 9.00             --    2009
                                                                       10.73              6.64             --    2008
                                                                       10.42             10.73             --    2007
                                                                       10.00             10.42             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.32            $ 8.38          2,785    2009
                                                                       10.11              6.32          3,257    2008
                                                                       12.16             10.11             --    2007
                                                                       10.00             12.16             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.79            $ 8.38             --    2009
                                                                       11.11              6.79             --    2008
                                                                       10.82             11.11          7,012    2007
                                                                       10.00             10.82             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.04            $ 7.73             --    2009
                                                                        9.91              6.04             --    2008
                                                                        9.91              9.91             --    2007
                                                                       10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.94            $ 9.35        213,851    2009
                                                                       11.51              7.94        208,042    2008
                                                                       10.56             11.51        201,273    2007
                                                                       10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.11            $ 9.15             --    2009
                                                                       11.39              7.11             --    2008
                                                                       10.79             11.39             --    2007
                                                                       10.00             10.79             --    2006
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.41            $ 9.42             --    2009
                                                                       10.00              6.41             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.47          5,484    2009
                                                                       10.00              6.56          5,963    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.94             --    2009
                                                                       10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.57            $ 8.59         13,405    2009
                                                                       10.00              7.57         12,652    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.20         10,234    2009
   Service Shares                                                      10.00             10.56          8,845    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.71         14,502    2009
   Service Shares                                                      10.00              7.45         15,496    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.28         18,011    2009
                                                                       10.00              7.22         21,213    2008
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.28            $11.39          2,910    2009
                                                                       11.32              9.28          2,897    2008
                                                                       10.51             11.32          3,213    2007
                                                                       10.00             10.51             --    2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.56            $10.79        12,948     2009
                                                                                   13.90              7.56        15,234     2008
                                                                                   10.41             13.90         9,537     2007
                                                                                   10.00             10.41            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.86            $ 7.68            --     2009
                                                                                   10.09              5.86            --     2008
                                                                                   10.29             10.09            --     2007
                                                                                   10.00             10.29            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.85            $ 7.40            --     2009
   Class I                                                                          9.45              5.85            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.84            $ 9.29            --     2009
                                                                                   11.11              6.84            --     2008
                                                                                   10.24             11.11            --     2007
                                                                                   10.00             10.24            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.44            $ 9.20            --     2009
                                                                                   11.41              7.44            --     2008
                                                                                   10.61             11.41            --     2007
                                                                                   10.00             10.61            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.21            $ 9.44        16,943     2009
                                                                                   10.82              8.21        15,995     2008
                                                                                   10.65             10.82        16,996     2007
                                                                                   10.00             10.65            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.19            $11.93            --     2009
                                                                                   15.13              9.19            --     2008
                                                                                   12.14             15.13            --     2007
                                                                                   10.00             12.14            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.99            $ 7.11        52,916     2009
                                                                                   10.87              5.99        50,665     2008
                                                                                   10.75             10.87        41,253     2007
                                                                                   10.00             10.75            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.99            $ 8.44            --     2009
                                                                                   11.29              5.99            --     2008
                                                                                   10.15             11.29            --     2007
                                                                                   10.00             10.15            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.38            $ 8.69         7,973     2009
                                                                                   10.95              6.38         9,041     2008
                                                                                   10.56             10.95            --     2007
                                                                                   10.00             10.56            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.51            $ 8.14        19,812     2009
                                                                                   10.86              6.51        20,768     2008
                                                                                   10.67             10.86            --     2007
                                                                                   10.00             10.67            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 5.79            $ 7.74         3,020     2009
                                                                                    9.56              5.79         3,450     2008
                                                                                    9.92              9.56         8,147     2007
                                                                                   10.00              9.92            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                   $ 4.92            $ 6.36            --     2009
                                                                                    9.92              4.92            --     2008
                                                                                    9.58              9.92            --     2007
                                                                                   10.00              9.58            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.98            $10.65            --     2009
                                                                              10.93              8.98            --     2008
                                                                              10.34             10.93            --     2007
                                                                              10.00             10.34            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.92            $10.85         4,292     2009
                                                                              10.59              7.92         4,981     2008
                                                                              10.48             10.59            --     2007
                                                                              10.00             10.48            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.00            $12.14         3,738     2009
                                                                              11.34             13.00         2,866     2008
                                                                              10.58             11.34         9,423     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.40            $11.51        32,043     2009
                                                                              10.69             10.40        28,794     2008
                                                                              10.19             10.69        59,246     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.21            $12.49         9,199     2009
                                                                              10.95             11.21         8,331     2008
                                                                              10.31             10.95         9,691     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.68            $ 9.92            --     2009
                                                                              11.77              6.68            --     2008
                                                                              10.23             11.77            --     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.64            $ 9.23            --     2009
                                                                              10.89              6.64            --     2008
                                                                               9.99             10.89            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.71            $10.32            --     2009
                                                                              11.33              6.71            --     2008
                                                                              10.53             11.33         9,162     2007
                                                                              10.00             10.53            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.30            $10.86         2,158     2009
                                                                              13.77              6.30         3,094     2008
                                                                               9.54             13.77         1,962     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.33            $ 8.77         4,815     2009
                                                                               9.70              7.33         4,932     2008
                                                                              10.00              9.70         4,868     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.52            $ 8.18            --     2009
                                                                              10.40              6.52            --     2008
                                                                              10.90             10.40        12,343     2007
                                                                              10.00             10.90            --     2006
----------------------------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.60            $ 6.69              --   2009
                                                                            9.70              4.60              --   2008
                                                                           10.00              9.70              --   2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.51            $ 6.58              --   2009
                                                                            9.72              5.51              --   2008
                                                                           10.00              9.72              --   2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 6.67            $ 8.44          11,951   2009
                                                                            9.69              6.67           9,502   2008
                                                                           10.00              9.69              --   2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 5.65            $ 7.52         280,136   2009
                                                                            9.65              5.65         192,612   2008
                                                                           10.00              9.65          12,960   2007
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.73            $ 8.25         330,405   2009
                                                                            9.78              6.73         260,150   2008
                                                                           10.00              9.78           8,854   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.09            $ 7.68           1,525   2009
                                                                            9.82              5.09              --   2008
                                                                           10.00              9.82              --   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.68            $ 6.74           1,982   2009
                                                                            9.72              5.68              --   2008
                                                                           10.00              9.72              --   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.38            $ 5.80         387,597   2009
                                                                            9.52              4.38         285,423   2008
                                                                           10.00              9.52          30,899   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 5.80            $ 7.84              --   2009
                                                                            9.79              5.80              --   2008
                                                                           10.00              9.79              --   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.22            $ 7.27           2,683   2009
                                                                            9.75              5.22           1,244   2008
                                                                           10.00              9.75              --   2007
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $ 9.85            $10.70         531,985   2009
                                                                           10.16              9.85         300,237   2008
                                                                           10.00             10.16              --   2007
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 5.99            $ 7.73          28,596   2009
                                                                            9.63              5.99           8,417   2008
                                                                           10.00              9.63              --   2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 7.84            $ 9.34       1,350,901   2009
                                                                            9.90              7.84       1,065,672   2008
                                                                           10.00              9.90          25,018   2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 5.68            $ 7.08              --   2009
                                                                            9.74              5.68              --   2008
                                                                           10.00              9.74              --   2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.71            $ 7.20           3,336   2009
                                                                            9.69              5.71             467   2008
                                                                           10.00              9.69              --   2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                     $ 5.80            $ 7.23         40,567    2009
                                                                                 9.71              5.80         27,284    2008
                                                                                10.00              9.71             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --        $ 4.89            $ 6.65        207,397    2009
   Class B                                                                       9.64              4.89        157,467    2008
                                                                                10.00              9.64         12,975    2007
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $ 7.19            $10.23        145,432    2009
                                                                                10.02              7.19        101,488    2008
                                                                                10.00             10.02          9,409    2007
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            $ 8.77            $ 9.54             --    2009
                                                                                 9.58              8.77             --    2008
                                                                                10.00              9.58             --    2007
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                           $ 6.93            $ 9.81            303    2009
                                                                                 9.69              6.93             --    2008
                                                                                10.00              9.69             --    2007
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         $ 7.28            $10.94          8,098    2009
                                                                                 9.99              7.28          2,334    2008
                                                                                10.00              9.99             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 $ 5.64            $ 7.17        163,810    2009
                                                                                 9.85              5.64        115,706    2008
                                                                                10.00              9.85             --    2007
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    $ 6.38            $ 8.69        240,718    2009
                                                                                 9.83              6.38        185,381    2008
                                                                                10.00              9.83         16,206    2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $ 5.53            $ 7.39        121,212    2009
                                                                                 9.80              5.53         78,832    2008
                                                                                10.00              9.80         11,502    2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                $ 5.41            $ 7.24             --    2009
                                                                                 9.36              5.41             --    2008
                                                                                10.00              9.36             --    2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $ 5.43            $ 6.95         11,450    2009
                                                                                 9.64              5.43          7,911    2008
                                                                                10.00              9.64          9,400    2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                             $ 5.57            $ 6.97          8,011    2009
                                                                                 9.73              5.57          1,015    2008
                                                                                10.00              9.73             --    2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                      $ 5.05            $ 6.36             --    2009
                                                                                 9.72              5.05             --    2008
                                                                                10.00              9.72             --    2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                       $ 9.60            $10.92         55,016    2009
                                                                                10.09              9.60         16,485    2008
                                                                                10.00             10.09          9,352    2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $ 5.82            $ 8.02          7,295    2009
                                                                                 9.78              5.82          4,945    2008
                                                                                10.00              9.78          3,464    2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.62            $ 7.15             274   2009
                                                                                    9.61              4.62              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.84            $ 9.14       1,271,124   2009
                                                                                    9.87              6.84       1,396,754   2008
                                                                                   10.00              9.87          25,587   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.15            $ 7.89         669,921   2009
                                                                                    9.73              6.15         683,866   2008
                                                                                   10.00              9.73          42,614   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.00            $ 7.46         407,646   2009
                                                                                    9.68              6.00         269,672   2008
                                                                                   10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.48            $ 7.08          31,901   2009
                                                                                    9.64              5.48          17,240   2008
                                                                                   10.00              9.64              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 6.49            $ 8.02          20,035   2009
                                                                                    9.82              6.49          10,238   2008
                                                                                   10.00              9.82              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.46            $10.05           5,304   2009
                                                                                   10.11              9.46           4,639   2008
                                                                                   10.00             10.11              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 5.97            $ 8.33          13,741   2009
                                                                                    9.75              5.97          19,183   2008
                                                                                   10.00              9.75           3,462   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.09            $ 9.97         108,379   2009
                                                                                   10.02             10.09          52,897   2008
                                                                                   10.00             10.02              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $10.02            $ 9.90         134,335   2009
                                                                                   10.00             10.02         370,061   2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.11            $ 8.36              --   2009
                                                                                    9.79              6.11              --   2008
                                                                                   10.00              9.79              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.68            $ 7.60         107,919   2009
                                                                                    9.01              5.68          79,918   2008
                                                                                   10.00              9.01              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 5.98            $ 7.44           1,850   2009
                                                                                    9.69              5.98           1,935   2008
                                                                                   10.00              9.69           7,093   2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 5.92            $ 7.63           1,852   2009
                                                                                    9.62              5.92           1,209   2008
                                                                                   10.00              9.62              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 6.83            $ 8.12       2,337,061   2009
                                                                                    9.82              6.83       1,966,790   2008
                                                                                   10.00              9.82          50,433   2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.16            $ 7.99          14,058   2009
                                                                                    9.77              6.16          14,239   2008
                                                                                   10.00              9.77              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.43            $ 9.53           1,120   2009
                                                                                   10.00              6.43              --   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.58            $ 8.57        127,847    2009
                                                                                   10.00              6.58         92,234    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.02            $ 9.05         20,862    2009
                                                                                   10.00              7.02         14,161    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.59            $ 8.69        356,474    2009
                                                                                   10.00              7.59        221,263    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.58            $11.33        311,013    2009
   Service Shares                                                                  10.00             10.58        172,237    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.47            $ 9.82        364,217    2009
   Service Shares                                                                  10.00              7.47        264,788    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.24            $10.40        475,931    2009
                                                                                   10.00              7.24        371,463    2008
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.14            $10.08        133,626    2009
                                                                                    9.84              8.14         69,421    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 5.45            $ 7.84        456,768    2009
                                                                                    9.93              5.45        360,190    2008
                                                                                   10.00              9.93         10,373    2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.69            $ 7.52             --    2009
                                                                                    9.71              5.69             --    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 6.05            $ 7.72             --    2009
   Class I                                                                          9.68              6.05             --    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.08            $ 8.33             --    2009
                                                                                    9.79              6.08             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.41            $ 7.99             --    2009
                                                                                    9.74              6.41             --    2008
                                                                                   10.00              9.74             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.54            $ 8.74        155,097    2009
                                                                                    9.84              7.54         97,336    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 6.03            $ 7.89          8,858    2009
                                                                                    9.83              6.03          6,137    2008
                                                                                   10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.46            $ 6.55        121,074    2009
                                                                                    9.83              5.46         84,955    2008
                                                                                   10.00              9.83          1,269    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.20            $ 7.38         12,090    2009
                                                                                    9.71              5.20         12,421    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 5.70            $ 7.83        277,388    2009
                                                                                    9.69              5.70        190,335    2008
                                                                                   10.00              9.69             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 5.86            $ 7.39         574,160   2009
                                                                               9.68              5.86         406,211   2008
                                                                              10.00              9.68              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.89            $ 7.94         106,076   2009
                                                                               9.63              5.89          80,413   2008
                                                                              10.00              9.63           6,447   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.82            $ 6.28              --   2009
                                                                               9.63              4.82              --   2008
                                                                              10.00              9.63              --   2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.28            $ 9.91           3,143   2009
                                                                               9.99              8.28              --   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.56            $10.45         147,150   2009
                                                                              10.03              7.56         103,926   2008
                                                                              10.00             10.03              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.83            $11.15         153,895   2009
                                                                              10.23             11.83          76,122   2008
                                                                              10.00             10.23           9,237   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $ 9.88            $11.04       1,094,200   2009
                                                                              10.07              9.88         624,626   2008
                                                                              10.00             10.07          56,214   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.46            $11.75         538,405   2009
                                                                              10.13             10.46         281,905   2008
                                                                              10.00             10.13           9,324   2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 5.58            $ 8.36              --   2009
                                                                               9.75              5.58              --   2008
                                                                              10.00              9.75              --   2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.01            $ 8.43              --   2009
                                                                               9.77              6.01              --   2008
                                                                              10.00              9.77              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 5.76            $ 8.94           6,506   2009
                                                                               9.65              5.76           6,306   2008
                                                                              10.00              9.65           8,704   2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 4.67            $ 8.13         102,482   2009
                                                                              10.13              4.67          85,524   2008
                                                                              10.00             10.13           1,853   2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.41            $ 8.95           3,867   2009
                                                                               9.73              7.41           3,111   2008
                                                                              10.00              9.73              --   2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.01            $ 7.61          22,831   2009
                                                                               9.50              6.01          18,625   2008
                                                                              10.00              9.50          10,058   2007
----------------------------------------------------------------------------------------------------------------------------

   Lifetime Income Plus 2008 and the Enhanced Payment Benefit Option Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.59            $ 6.67             --    2009
                                                                            9.70              4.59             --    2008
                                                                           10.00              9.70             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.50            $ 6.55             --    2009
                                                                            9.72              5.50             --    2008
                                                                           10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 6.66            $ 8.41             --    2009
                                                                            9.69              6.66             --    2008
                                                                           10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 5.64            $ 7.49         22,770    2009
                                                                            9.65              5.64         19,867    2008
                                                                           10.00              9.65             --    2007
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.72            $ 8.22         15,124    2009
                                                                            9.78              6.72         15,077    2008
                                                                           10.00              9.78             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.08            $ 7.65             --    2009
                                                                            9.82              5.08             --    2008
                                                                           10.00              9.82             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.67            $ 6.72            344    2009
                                                                            9.72              5.67             --    2008
                                                                           10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.37            $ 5.78         35,736    2009
                                                                            9.52              4.37         30,908    2008
                                                                           10.00              9.52             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 5.79            $ 7.82             --    2009
                                                                            9.78              5.79             --    2008
                                                                           10.00              9.78             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.22            $ 7.25             52    2009
                                                                            9.75              5.22             57    2008
                                                                           10.00              9.75             --    2007
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $ 9.84            $10.67         32,659    2009
                                                                           10.16              9.84         17,788    2008
                                                                           10.00             10.16             --    2007
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 5.98            $ 7.70            754    2009
                                                                            9.63              5.98             --    2008
                                                                           10.00              9.63             --    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 7.82            $ 9.31        143,775    2009
                                                                            9.90              7.82        141,990    2008
                                                                           10.00              9.90             --    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 5.67            $ 7.06             --    2009
                                                                            9.74              5.67             --    2008
                                                                           10.00              9.74             --    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.70            $ 7.18             --    2009
                                                                            9.68              5.70             --    2008
                                                                           10.00              9.68             --    2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 5.79            $ 7.21            --     2009
                                                                                  9.71              5.79            --     2008
                                                                                 10.00              9.71            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 4.89            $ 6.63        17,966     2009
   Class B                                                                        9.64              4.89        16,133     2008
                                                                                 10.00              9.64            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.18            $10.20         8,825     2009
                                                                                 10.02              7.18         5,988     2008
                                                                                 10.00             10.02            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 8.75            $ 9.51            --     2009
                                                                                  9.57              8.75            --     2008
                                                                                 10.00              9.57            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 6.92            $ 9.78           592     2009
                                                                                  9.69              6.92            --     2008
                                                                                 10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.27            $10.90           538     2009
                                                                                  9.99              7.27            --     2008
                                                                                 10.00              9.99            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 5.63            $ 7.15        13,418     2009
                                                                                  9.85              5.63        10,967     2008
                                                                                 10.00              9.85            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.37            $ 8.67         3,020     2009
                                                                                  9.83              6.37         3,154     2008
                                                                                 10.00              9.83            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 5.53            $ 7.37         5,307     2009
                                                                                  9.80              5.53         4,929     2008
                                                                                 10.00              9.80            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.40            $ 7.22           365     2009
                                                                                  9.36              5.40           464     2008
                                                                                 10.00              9.36            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 5.42            $ 6.93         1,672     2009
                                                                                  9.64              5.42            --     2008
                                                                                 10.00              9.64            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 5.56            $ 6.95           632     2009
                                                                                  9.73              5.56           203     2008
                                                                                 10.00              9.73            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 5.04            $ 6.34            --     2009
                                                                                  9.72              5.04            --     2008
                                                                                 10.00              9.72            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.58            $10.89           858     2009
                                                                                 10.09              9.58           245     2008
                                                                                 10.00             10.09            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 5.81            $ 7.99            --     2009
                                                                                  9.78              5.81            --     2008
                                                                                 10.00              9.78            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.61            $ 7.13           162     2009
                                                                                    9.61              4.61            --     2008
                                                                                   10.00              9.61            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.83            $ 9.11        18,953     2009
                                                                                    9.87              6.83        20,657     2008
                                                                                   10.00              9.87            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.14            $ 7.87        31,492     2009
                                                                                    9.73              6.14        32,714     2008
                                                                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 5.99            $ 7.43        34,960     2009
                                                                                    9.68              5.99        27,592     2008
                                                                                   10.00              9.68            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.47            $ 7.06         1,328     2009
                                                                                    9.64              5.47           397     2008
                                                                                   10.00              9.64            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 6.48            $ 7.99            --     2009
                                                                                    9.82              6.48            --     2008
                                                                                   10.00              9.82            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.44            $10.02         4,334     2009
                                                                                   10.11              9.44         4,005     2008
                                                                                   10.00             10.11            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 5.97            $ 8.30            --     2009
                                                                                    9.75              5.97            --     2008
                                                                                   10.00              9.75            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.08            $ 9.94            --     2009
                                                                                   10.02             10.08            --     2008
                                                                                   10.00             10.02            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $10.01            $ 9.87           758     2009
                                                                                   10.00             10.01        31,313     2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.10            $ 8.33            --     2009
                                                                                    9.79              6.10            --     2008
                                                                                   10.00              9.79            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.67            $ 7.58        10,643     2009
                                                                                    9.01              5.67        10,390     2008
                                                                                   10.00              9.01            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 5.97            $ 7.41            --     2009
                                                                                    9.69              5.97            --     2008
                                                                                   10.00              9.69            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 5.91            $ 7.61            --     2009
                                                                                    9.62              5.91            --     2008
                                                                                   10.00              9.62            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 6.82            $ 8.09        72,824     2009
                                                                                    9.81              6.82        68,602     2008
                                                                                   10.00              9.81            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.15            $ 7.96           659     2009
                                                                                    9.77              6.15           813     2008
                                                                                   10.00              9.77            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.43            $ 9.51            --     2009
                                                                                   10.00              6.43            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.57            $ 8.55        11,074     2009
                                                                                   10.00              6.57         9,209     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.02            $ 9.03           129     2009
                                                                                   10.00              7.02            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.59            $ 8.68        35,480     2009
                                                                                   10.00              7.59        24,391     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.58            $11.30        18,448     2009
   Service Shares                                                                  10.00             10.58         9,533     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.46            $ 9.80        33,994     2009
   Service Shares                                                                  10.00              7.46        29,063     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.24            $10.37        43,337     2009
                                                                                   10.00              7.24        40,433     2008
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.13            $10.05         4,952     2009
                                                                                    9.84              8.13         2,253     2008
                                                                                   10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 5.44            $ 7.82        42,169     2009
                                                                                    9.93              5.44        39,690     2008
                                                                                   10.00              9.93            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.68            $ 7.50            --     2009
                                                                                    9.71              5.68            --     2008
                                                                                   10.00              9.71            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 6.04            $ 7.69            --     2009
   Class I                                                                          9.68              6.04            --     2008
                                                                                   10.00              9.68            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.07            $ 8.31            --     2009
                                                                                    9.79              6.07            --     2008
                                                                                   10.00              9.79            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.40            $ 7.97            --     2009
                                                                                    9.74              6.40            --     2008
                                                                                   10.00              9.74            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.52            $ 8.72         8,213     2009
                                                                                    9.84              7.52         2,585     2008
                                                                                   10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 6.02            $ 7.87         3,429     2009
                                                                                    9.83              6.02         3,859     2008
                                                                                   10.00              9.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.46            $ 6.53         7,983     2009
                                                                                    9.83              5.46         7,516     2008
                                                                                   10.00              9.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.19            $ 7.36           518     2009
                                                                                    9.70              5.19           223     2008
                                                                                   10.00              9.70            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 5.69            $ 7.80        21,814     2009
                                                                               9.69              5.69        19,637     2008
                                                                              10.00              9.69            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 5.85            $ 7.36        54,011     2009
                                                                               9.68              5.85        45,295     2008
                                                                              10.00              9.68            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.88            $ 7.91         9,132     2009
                                                                               9.63              5.88         8,772     2008
                                                                              10.00              9.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.81            $ 6.26            --     2009
                                                                               9.63              4.81            --     2008
                                                                              10.00              9.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.26            $ 9.87            --     2009
                                                                               9.99              8.26            --     2008
                                                                              10.00              9.99            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.55            $10.42         9,343     2009
                                                                              10.03              7.55         6,171     2008
                                                                              10.00             10.03            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.81            $11.11         7,744     2009
                                                                              10.23             11.81         3,820     2008
                                                                              10.00             10.23            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $ 9.87            $11.00        64,714     2009
                                                                              10.07              9.87        35,866     2008
                                                                              10.00             10.07            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.44            $11.72        20,829     2009
                                                                              10.13             10.44        11,822     2008
                                                                              10.00             10.13            --     2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 5.57            $ 8.33            --     2009
                                                                               9.75              5.57            --     2008
                                                                              10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.00            $ 8.40            --     2009
                                                                               9.77              6.00            --     2008
                                                                              10.00              9.77            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 5.75            $ 8.91            --     2009
                                                                               9.65              5.75            --     2008
                                                                              10.00              9.65            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 4.67            $ 8.10         6,536     2009
                                                                              10.13              4.67         7,103     2008
                                                                              10.00             10.13            --     2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.40            $ 8.92         1,374     2009
                                                                               9.73              7.40           718     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.00            $ 7.58         3,492     2009
                                                                               9.50              6.00         3,758     2008
                                                                              10.00              9.50            --     2007
----------------------------------------------------------------------------------------------------------------------------

  Lifetime Income Plus 2007 (for Joint Annuitant contracts) and the Enhanced
                        Payment Benefit Option Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.90            $ 7.06            --     2009
                                                                           10.44              4.90            --     2008
                                                                           10.56             10.44            --     2007
                                                                           10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.02            $ 7.11            --     2009
                                                                           10.73              6.02            --     2008
                                                                            9.82             10.73            --     2007
                                                                           10.00              9.82            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.71            $ 9.66            --     2009
                                                                           11.32              7.71            --     2008
                                                                           10.74             11.32            --     2007
                                                                           10.00             10.74            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 7.10            $ 9.34                   2009
                                                                           12.23              7.10         1,432     2008
                                                                           10.96             12.23         1,559     2007
                                                                           10.00             10.96         2,294     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.92            $ 8.40         2,945     2009
                                                                           10.16              6.92         3,126     2008
                                                                           10.00             10.16         3,218     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.10            $ 9.12            --     2009
                                                                           11.91              6.10            --     2008
                                                                           10.19             11.91            --     2007
                                                                           10.00             10.19            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.51            $ 7.64            --     2009
                                                                           11.25              6.51            --     2008
                                                                           11.00             11.25            --     2007
                                                                           10.00             11.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.23            $ 6.85         2,580     2009
                                                                           11.47              5.23         2,784     2008
                                                                           11.14             11.47         5,670     2007
                                                                           10.00             11.14            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.40            $ 8.56            --     2009
                                                                           10.91              6.40            --     2008
                                                                            9.84             10.91            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.52            $ 7.61            --     2009
                                                                           10.41              5.52            --     2008
                                                                            9.39             10.41            --     2007
                                                                           10.00              9.39            --     2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.38            $11.16         3,168     2009
                                                                           10.81             10.38         2,751     2008
                                                                           10.12             10.81            --     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.76            $ 8.63            --     2009
                                                                           10.98              6.76            --     2008
                                                                           11.09             10.98            --     2007
                                                                           10.00             11.09            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.30            $10.97        92,946     2009
                                                                                 11.87              9.30        87,752     2008
                                                                                 10.42             11.87        99,739     2007
                                                                                 10.00             10.42            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.10            $ 7.54            --     2009
                                                                                 10.58              6.10            --     2008
                                                                                 10.04             10.58            --     2007
                                                                                 10.00             10.04            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.59            $ 6.98            --     2009
                                                                                  9.58              5.59            --     2008
                                                                                  9.94              9.58            --     2007
                                                                                 10.00              9.94            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.88            $ 8.50            --     2009
                                                                                 11.65              6.88            --     2008
                                                                                 10.16             11.65            --     2007
                                                                                 10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.18            $ 8.32         1,054     2009
   Class B                                                                       12.30              6.18         1,197     2008
                                                                                 10.54             12.30         2,280     2007
                                                                                 10.00             10.54            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.18            $10.10           897     2009
                                                                                 10.10              7.18           956     2008
                                                                                 10.19             10.10         1,918     2007
                                                                                 10.00             10.19            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.48            $10.21            --     2009
                                                                                 10.46              9.48            --     2008
                                                                                 10.10             10.46            --     2007
                                                                                 10.00             10.10            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.67            $10.75            --     2009
                                                                                 10.84              7.67            --     2008
                                                                                  9.94             10.84            --     2007
                                                                                 10.00              9.94            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.65            $11.37            --     2009
                                                                                 10.61              7.65            --     2008
                                                                                 10.54             10.61            --     2007
                                                                                 10.00             10.54            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.87            $ 8.65         1,053     2009
                                                                                 12.12              6.87         1,042     2008
                                                                                 10.30             12.12            --     2007
                                                                                 10.00             10.30            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.06            $ 9.52        46,019     2009
                                                                                 10.99              7.06        49,257     2008
                                                                                 10.36             10.99        46,191     2007
                                                                                 10.00             10.36            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.54            $ 8.64            --     2009
                                                                                 11.69              6.54            --     2008
                                                                                 10.22             11.69         2,040     2007
                                                                                 10.00             10.22            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.03            $ 7.99            --     2009
                                                                                   10.54              6.03            --     2008
                                                                                   10.12             10.54            --     2007
                                                                                   10.00             10.12            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.04            $ 7.65            --     2009
                                                                                   10.83              6.04            --     2008
                                                                                   10.96             10.83         1,733     2007
                                                                                   10.00             10.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.51            $ 8.07            --     2009
                                                                                   11.49              6.51            --     2008
                                                                                   10.53             11.49            --     2007
                                                                                   10.00             10.53            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.38            $ 7.97            --     2009
                                                                                   12.42              6.38            --     2008
                                                                                   10.05             12.42            --     2007
                                                                                   10.00             10.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.46            $10.65            --     2009
                                                                                   10.04              9.46            --     2008
                                                                                   10.00             10.04         1,929     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.47            $ 8.83            --     2009
                                                                                   10.99              6.47            --     2008
                                                                                    9.77             10.99           863     2007
                                                                                   10.00              9.77            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.16            $ 7.90            --     2009
                                                                                   10.85              5.16            --     2008
                                                                                   10.55             10.85            --     2007
                                                                                   10.00             10.55            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.66            $10.13        68,868     2009
                                                                                   11.17              7.66        77,939     2008
                                                                                   11.03             11.17        75,121     2007
                                                                                   10.00             11.03            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.18            $ 7.86         1,315     2009
                                                                                    9.88              6.18         1,303     2008
                                                                                   10.00              9.88         1,094     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.72            $ 8.26         2,732     2009
                                                                                   10.95              6.72         2,625     2008
                                                                                   10.85             10.95            --     2007
                                                                                   10.00             10.85            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.17            $ 7.89            --     2009
                                                                                   10.96              6.17            --     2008
                                                                                   10.98             10.96            --     2007
                                                                                   10.00             10.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.65            $ 9.35            --     2009
                                                                                   11.69              7.65            --     2008
                                                                                   10.89             11.69            --     2007
                                                                                   10.00             10.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.77            $10.28            --     2009
                                                                                   10.55              9.77            --     2008
                                                                                   10.32             10.55            --     2007
                                                                                   10.00             10.32            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.59            $ 9.09             --    2009
                                                                       10.86              6.59             --    2008
                                                                        9.89             10.86            872    2007
                                                                       10.00              9.89             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.37            $10.14             --    2009
                                                                       10.39             10.37             --    2008
                                                                       10.16             10.39             --    2007
                                                                       10.00             10.16             --    2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.61            $ 8.95             --    2009
                                                                       10.70              6.61             --    2008
                                                                       10.41             10.70             --    2007
                                                                       10.00             10.41             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.29            $ 8.33            558    2009
                                                                       10.08              6.29            571    2008
                                                                       12.14             10.08             --    2007
                                                                       10.00             12.14             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.76            $ 8.33             --    2009
                                                                       11.08              6.76             --    2008
                                                                       10.81             11.08          1,275    2007
                                                                       10.00             10.81             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.02            $ 7.68             --    2009
                                                                        9.89              6.02             --    2008
                                                                        9.90              9.89             --    2007
                                                                       10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.91            $ 9.30        237,434    2009
                                                                       11.48              7.91        243,780    2008
                                                                       10.55             11.48        244,232    2007
                                                                       10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.08            $ 9.10             --    2009
                                                                       11.36              7.08             --    2008
                                                                       10.78             11.36             --    2007
                                                                       10.00             10.78             --    2006
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.41            $ 9.40             --    2009
                                                                       10.00              6.41             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.55            $ 8.45          1,090    2009
                                                                       10.00              6.55          1,085    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.93             --    2009
                                                                       10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.57            $ 8.58          2,626    2009
                                                                       10.00              7.57          2,296    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.55            $11.18          1,970    2009
   Service Shares                                                      10.00             10.55          1,706    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.44            $ 9.69          2,877    2009
   Service Shares                                                      10.00              7.44          2,952    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.26          3,516    2009
                                                                       10.00              7.22          3,910    2008
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.24            $11.32          7,653    2009
                                                                       11.29              9.24          7,697    2008
                                                                       10.49             11.29          8,531    2007
                                                                       10.00             10.49             --    2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.53            $10.72         2,542     2009
                                                                                   13.86              7.53         2,826     2008
                                                                                   10.40             13.86         1,735     2007
                                                                                   10.00             10.40            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.83            $ 7.64            --     2009
                                                                                   10.07              5.83            --     2008
                                                                                   10.28             10.07            --     2007
                                                                                   10.00             10.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.84            $ 7.37            --     2009
   Class I                                                                          9.44              5.84            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.81            $ 9.24            --     2009
                                                                                   11.08              6.81            --     2008
                                                                                   10.23             11.08            --     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.41            $ 9.15            --     2009
                                                                                   11.38              7.41            --     2008
                                                                                   10.60             11.38            --     2007
                                                                                   10.00             10.60            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.18            $ 9.39        14,117     2009
                                                                                   10.79              8.18        13,189     2008
                                                                                   10.64             10.79        14,255     2007
                                                                                   10.00             10.64            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.15            $11.86            --     2009
                                                                                   15.09              9.15            --     2008
                                                                                   12.13             15.09            --     2007
                                                                                   10.00             12.13            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.96            $ 7.07        37,150     2009
                                                                                   10.84              5.96        34,281     2008
                                                                                   10.74             10.84        27,921     2007
                                                                                   10.00             10.74            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.97            $ 8.40            --     2009
                                                                                   11.26              5.97            --     2008
                                                                                   10.14             11.26            --     2007
                                                                                   10.00             10.14            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.35            $ 8.64         1,551     2009
                                                                                   10.92              6.35         1,725     2008
                                                                                   10.55             10.92            --     2007
                                                                                   10.00             10.55            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.48            $ 8.10         3,875     2009
                                                                                   10.83              6.48         3,859     2008
                                                                                   10.66             10.83            --     2007
                                                                                   10.00             10.66            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 5.76            $ 7.70           598     2009
                                                                                    9.53              5.76           630     2008
                                                                                    9.91              9.53         1,476     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.90            $ 6.33            --     2009
                                                                               9.90              4.90            --     2008
                                                                               9.57              9.90            --     2007
                                                                              10.00              9.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.94            $10.59            --     2009
                                                                              10.90              8.94            --     2008
                                                                              10.33             10.90            --     2007
                                                                              10.00             10.33            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.88            $10.79           842     2009
                                                                              10.56              7.88           964     2008
                                                                              10.47             10.56            --     2007
                                                                              10.00             10.47            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.95            $12.08           713     2009
                                                                              11.31             12.95           569     2008
                                                                              10.57             11.31         1,719     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.36            $11.45         6,209     2009
                                                                              10.66             10.36         5,562     2008
                                                                              10.18             10.66        10,918     2007
                                                                              10.00             10.18            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.16            $12.42         1,781     2009
                                                                              10.92             11.16         1,620     2008
                                                                              10.29             10.92         1,780     2007
                                                                              10.00             10.29            --     2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.65            $ 9.86            --     2009
                                                                              11.74              6.65            --     2008
                                                                              10.22             11.74            --     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.62            $ 9.18            --     2009
                                                                              10.86              6.62            --     2008
                                                                               9.98             10.86            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.68            $10.26            --     2009
                                                                              11.30              6.68            --     2008
                                                                              10.52             11.30         1,651     2007
                                                                              10.00             10.52            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.27            $10.79           429     2009
                                                                              13.74              6.27           638     2008
                                                                               9.54             13.74           361     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.31            $ 8.73         9,082     2009
                                                                               9.69              7.31         8,932     2008
                                                                              10.00              9.69         8,947     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.50            $ 8.14            --     2009
                                                                              10.37              6.50            --     2008
                                                                              10.89             10.37         2,225     2007
                                                                              10.00             10.89            --     2006
----------------------------------------------------------------------------------------------------------------------------

      Payment Optimizer Plus 2006 (for Joint Annuitant contracts) Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.33            $ 7.70            --     2009
                                                                           11.31              5.33            --     2008
                                                                           11.40             11.31            --     2007
                                                                           10.31             11.40            --     2006
                                                                           10.00             10.31            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.88            $ 8.16            --     2009
                                                                           12.22              6.88            --     2008
                                                                           11.15             12.22            --     2007
                                                                           10.71             11.15            --     2006
                                                                           10.00             10.71            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.79            $ 9.78            --     2009
                                                                           11.39              7.79            --     2008
                                                                           10.76             11.39            --     2007
                                                                           10.00             10.76            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 9.27            $12.25         1,425     2009
                                                                           15.93              9.27         1,540     2008
                                                                           14.22             15.93           648     2007
                                                                           11.36             14.22            --     2006
                                                                           10.00             11.36            --     2005
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.95            $ 8.47        11,206     2009
                                                                           10.17              6.95        10,959     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.72            $10.07            --     2009
                                                                           13.06              6.72            --     2008
                                                                           11.13             13.06            --     2007
                                                                           10.49             11.13            --     2006
                                                                           10.00             10.49            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.98            $ 8.22            --     2009
                                                                           12.01              6.98            --     2008
                                                                           11.71             12.01            --     2007
                                                                           10.22             11.71            --     2006
                                                                           10.00             10.22            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.11            $ 9.36         2,485     2009
                                                                           15.56              7.11         2,669     2008
                                                                           15.05             15.56         1,540     2007
                                                                           11.38             15.05            --     2006
                                                                           10.00             11.38            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.02            $ 9.43            --     2009
                                                                           11.92              7.02            --     2008
                                                                           10.72             11.92            --     2007
                                                                           11.02             10.72            --     2006
                                                                           10.00             11.02            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.57            $ 7.71            --     2009
                                                                           10.47              5.57            --     2008
                                                                            9.41             10.47            --     2007
                                                                           10.00              9.41            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.35            $11.17         4,171     2009
                                                                                 10.74             10.35         3,566     2008
                                                                                 10.02             10.74            --     2007
                                                                                 10.08             10.02            --     2006
                                                                                 10.00             10.08            --     2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 7.50            $ 9.61            --     2009
                                                                                 12.14              7.50            --     2008
                                                                                 12.21             12.14            --     2007
                                                                                 10.26             12.21            --     2006
                                                                                 10.00             10.26            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.99            $13.01        16,166     2009
                                                                                 13.97             10.99        16,289     2008
                                                                                 12.23             13.97        10,697     2007
                                                                                 10.73             12.23            --     2006
                                                                                 10.00             10.73            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.69            $ 8.29            --     2009
                                                                                 11.55              6.69            --     2008
                                                                                 10.92             11.55            --     2007
                                                                                 10.44             10.92            --     2006
                                                                                 10.00             10.44            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.66            $ 8.35            --     2009
                                                                                 11.38              6.66            --     2008
                                                                                 11.76             11.38            --     2007
                                                                                 10.69             11.76            --     2006
                                                                                 10.00             10.69            --     2005
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.35            $ 9.11            --     2009
                                                                                 12.39              7.35            --     2008
                                                                                 10.78             12.39            --     2007
                                                                                 10.37             10.78            --     2006
                                                                                 10.00             10.37            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 8.64            $11.66           990     2009
   Class B                                                                       17.12              8.64         1,106     2008
                                                                                 14.62             17.12           601     2007
                                                                                 12.12             14.62            --     2006
                                                                                 10.00             12.12            --     2005
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.40            $10.46         1,118     2009
                                                                                 10.38              7.40         1,251     2008
                                                                                 10.43             10.38           681     2007
                                                                                 10.10             10.43            --     2006
                                                                                 10.00             10.10            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.87            $10.67            --     2009
                                                                                 10.85              9.87            --     2008
                                                                                 10.44             10.85            --     2007
                                                                                 10.67             10.44            --     2006
                                                                                 10.00             10.67            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $ 8.33            $11.71            --     2009
                                                                         11.72              8.33            --     2008
                                                                         10.72             11.72            --     2007
                                                                         10.36             10.72            --     2006
                                                                         10.00             10.36            --     2005
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $ 7.94            $11.85            --     2009
                                                                         10.97              7.94            --     2008
                                                                         10.86             10.97            --     2007
                                                                         10.03             10.86            --     2006
                                                                         10.00             10.03            --     2005
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.06            $10.19         1,144     2009
                                                                         14.17              8.06         1,190     2008
                                                                         12.00             14.17            --     2007
                                                                         10.70             12.00            --     2006
                                                                         10.00             10.70            --     2005
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.12            $ 9.65        18,691     2009
                                                                         11.05              7.12        10,779     2008
                                                                         10.38             11.05            --     2007
                                                                         10.00             10.38            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 7.66            $10.16            --     2009
                                                                         13.66              7.66            --     2008
                                                                         11.89             13.66           637     2007
                                                                         10.90             11.89            --     2006
                                                                         10.00             10.90            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 7.42            $ 9.86            --     2009
                                                                         12.92              7.42            --     2008
                                                                         12.36             12.92            --     2007
                                                                         11.09             12.36            --     2006
                                                                         10.00             11.09            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 6.75            $ 8.58            --     2009
                                                                         12.05              6.75            --     2008
                                                                         12.16             12.05           569     2007
                                                                         10.35             12.16            --     2006
                                                                         10.00             10.35            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.43            $ 9.24            --     2009
                                                                         13.06              7.43            --     2008
                                                                         11.93             13.06            --     2007
                                                                         10.80             11.93            --     2006
                                                                         10.00             10.80            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 6.92            $ 8.67            --     2009
                                                                         13.41              6.92            --     2008
                                                                         10.82             13.41            --     2007
                                                                         10.37             10.82            --     2006
                                                                         10.00             10.37            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $ 9.52            $10.76            --     2009
                                                                         10.07              9.52            --     2008
                                                                         10.00             10.07           704     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.13            $11.13            --     2009
                                                                                   13.76              8.13            --     2008
                                                                                   12.19             13.76           252     2007
                                                                                   11.07             12.19            --     2006
                                                                                   10.00             11.07            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.73            $ 8.82            --     2009
                                                                                   12.02              5.73            --     2008
                                                                                   11.65             12.02            --     2007
                                                                                   10.26             11.65            --     2006
                                                                                   10.00             10.26            --     2005
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.90            $10.48        77,396     2009
                                                                                   11.47              7.90        80,553     2008
                                                                                   11.29             11.47        61,235     2007
                                                                                    9.75             11.29            --     2006
                                                                                   10.00              9.75            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.21            $ 7.92        12,117     2009
                                                                                    9.90              6.21        14,649     2008
                                                                                   10.00              9.90         2,375     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.78            $ 8.37         3,466     2009
                                                                                   11.01              6.78         3,487     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.23            $ 7.99            --     2009
                                                                                   11.03              6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.30            $10.19            --     2009
                                                                                   12.65              8.30            --     2008
                                                                                   11.74             12.65            --     2007
                                                                                   10.17             11.74            --     2006
                                                                                   10.00             10.17            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.71            $10.25            --     2009
                                                                                   10.45              9.71            --     2008
                                                                                   10.19             10.45            --     2007
                                                                                    9.97             10.19            --     2006
                                                                                   10.00              9.97            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 7.46            $10.33            --     2009
                                                                                   12.26              7.46            --     2008
                                                                                   11.12             12.26           282     2007
                                                                                   10.48             11.12            --     2006
                                                                                   10.00             10.48            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.59            $10.40            --     2009
                                                                                   10.58             10.59            --     2008
                                                                                   10.30             10.58            --     2007
                                                                                   10.06             10.30            --     2006
                                                                                   10.00             10.06            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.97            $ 9.79            --     2009
                                                                                   10.00              9.97            --     2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.85            $ 9.31             --    2009
                                                                       11.05              6.85             --    2008
                                                                       10.72             11.05             --    2007
                                                                       10.04             10.72             --    2006
                                                                       10.00             10.04             --    2005
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.92            $ 9.20            622    2009
                                                                       11.05              6.92            722    2008
                                                                       13.26             11.05             --    2007
                                                                       10.18             13.26             --    2006
                                                                       10.00             10.18             --    2005
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 7.26            $ 8.98             --    2009
                                                                       11.85              7.26             --    2008
                                                                       11.52             11.85            435    2007
                                                                       10.20             11.52             --    2006
                                                                       10.00             10.20             --    2005
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.89            $ 8.82             --    2009
                                                                       11.27              6.89             --    2008
                                                                       11.25             11.27             --    2007
                                                                       10.14             11.25             --    2006
                                                                       10.00             10.14             --    2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.98            $ 9.42        115,695    2009
                                                                       11.55              7.98        137,075    2008
                                                                       10.57             11.55        130,012    2007
                                                                       10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.59            $ 9.78             --    2009
                                                                       12.13              7.59             --    2008
                                                                       11.47             12.13             --    2007
                                                                       10.09             11.47             --    2006
                                                                       10.00             10.09             --    2005
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.45             --    2009
                                                                       10.00              6.42             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.49          1,360    2009
                                                                       10.00              6.56          1,480    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.01            $ 8.97             --    2009
                                                                       10.00              7.01             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.62          3,348    2009
                                                                       10.00              7.58          3,142    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.23          2,585    2009
   Service Shares                                                      10.00             10.56          2,201    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.74          3,582    2009
   Service Shares                                                      10.00              7.45          3,876    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.31          4,485    2009
                                                                       10.00              7.22          5,271    2008
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.96            $12.24          7,821    2009
                                                                       12.12              9.96          7,580    2008
                                                                       11.22             12.12             --    2007
                                                                       10.38             11.22             --    2006
                                                                       10.00             10.38             --    2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.13            $11.62         3,002     2009
                                                                                   14.91              8.13         3,510     2008
                                                                                   11.15             14.91           586     2007
                                                                                   10.43             11.15            --     2006
                                                                                   10.00             10.43            --     2005
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.66            $ 8.75            --     2009
                                                                                   11.44              6.66            --     2008
                                                                                   11.65             11.44            --     2007
                                                                                   10.74             11.65            --     2006
                                                                                   10.00             10.74            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.34            $ 7.61        20,066     2009
   Class II                                                                         9.96              6.34        21,541     2008
                                                                                   10.00              9.96        19,541     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.87            $ 7.44            --     2009
   Class I                                                                          9.46              5.87            --     2008
                                                                                   10.00              9.46            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.21            $ 9.81            --     2009
                                                                                   11.68              7.21            --     2008
                                                                                   10.75             11.68            --     2007
                                                                                   10.23             10.75            --     2006
                                                                                   10.00             10.23            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.08            $10.01            --     2009
                                                                                   12.36              8.08            --     2008
                                                                                   11.48             12.36            --     2007
                                                                                   10.40             11.48            --     2006
                                                                                   10.00             10.40            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.47            $ 9.77        16,638     2009
                                                                                   11.14              8.47        16,876     2008
                                                                                   10.95             11.14        18,716     2007
                                                                                   10.02             10.95            --     2006
                                                                                   10.00             10.02            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $10.31            $13.41            --     2009
                                                                                   16.94             10.31            --     2008
                                                                                   13.56             16.94            --     2007
                                                                                   10.58             13.56            --     2006
                                                                                   10.00             10.58            --     2005
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.08            $ 7.24            --     2009
                                                                                   11.02              6.08            --     2008
                                                                                   10.88             11.02            --     2007
                                                                                   10.02             10.88            --     2006
                                                                                   10.00             10.02            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.48            $ 9.14            --     2009
                                                                                   12.18              6.48            --     2008
                                                                                   10.92             12.18            --     2007
                                                                                   10.36             10.92            --     2006
                                                                                   10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 7.70            $10.50         1,651     2009
                                                                                   13.18              7.70         1,871     2008
                                                                                   12.69             13.18            --     2007
                                                                                   11.04             12.69            --     2006
                                                                                   10.00             11.04            --     2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.08            $ 8.87         4,546     2009
                                                                              11.79              7.08         4,765     2008
                                                                              11.56             11.79            --     2007
                                                                              10.29             11.56            --     2006
                                                                              10.00             10.29            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 6.91            $ 9.27           624     2009
                                                                              11.39              6.91           716     2008
                                                                              11.80             11.39           450     2007
                                                                              10.51             11.80            --     2006
                                                                              10.00             10.51            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.46            $ 7.08            --     2009
                                                                              10.99              5.46            --     2008
                                                                              10.59             10.99            --     2007
                                                                              10.53             10.59            --     2006
                                                                              10.00             10.53            --     2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.11            $10.83            --     2009
                                                                              11.06              9.11            --     2008
                                                                              10.45             11.06            --     2007
                                                                              10.20             10.45            --     2006
                                                                              10.00             10.20            --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.13            $11.16         1,049     2009
                                                                              10.85              8.13         1,176     2008
                                                                              10.71             10.85            --     2007
                                                                              10.03             10.71            --     2006
                                                                              10.00             10.03            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.15            $11.38         1,021     2009
                                                                              10.58             12.15           760     2008
                                                                               9.85             10.58           674     2007
                                                                               9.95              9.85            --     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.41            $11.55         8,058     2009
                                                                              10.67             10.41         7,179     2008
                                                                              10.15             10.67         3,980     2007
                                                                               9.98             10.15            --     2006
                                                                              10.00              9.98            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.05            $12.33         2,358     2009
                                                                              10.77             11.05         2,108     2008
                                                                              10.11             10.77           660     2007
                                                                               9.95             10.11            --     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 7.01            $10.43            --     2009
                                                                              12.33              7.01            --     2008
                                                                              10.69             12.33            --     2007
                                                                              10.32             10.69            --     2006
                                                                              10.00             10.32            --     2005
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.17            $ 9.98            --     2009
                                                                              11.72              7.17            --     2008
                                                                              10.74             11.72            --     2007
                                                                              10.82             10.74            --     2006
                                                                              10.00             10.82            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $ 7.95            $12.24           --      2009
                                                             13.39              7.95           --      2008
                                                             12.42             13.39          510      2007
                                                             11.17             12.42           --      2006
                                                             10.00             11.17           --      2005
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $10.11            $17.46          332      2009
                                                             22.07             10.11          484      2008
                                                             15.26             22.07           81      2007
                                                             12.81             15.26           --      2006
                                                             10.00             12.81           --      2005
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            $ 7.35            $ 8.82           --      2009
                                                              9.71              7.35           --      2008
                                                             10.00              9.71           --      2007
-----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares               $ 5.95            $ 9.65           --      2009
                                                             11.94              5.95           --      2008
                                                             10.46             11.94           --      2007
                                                             10.41             10.46           --      2006
                                                             10.00             10.41           --      2005
-----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     $ 7.02            $ 8.82           --      2009
                                                             11.17              7.02           --      2008
                                                             11.68             11.17          758      2007
                                                             10.28             11.68           --      2006
                                                             10.00             10.28           --      2005
-----------------------------------------------------------------------------------------------------------

     Payment Optimizer Plus 2006 (for Single Annuitant contracts) Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.70            $ 6.81            --     2009
                                                                            9.96              4.70            --     2008
                                                                           10.00              9.96           203     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.20            $ 7.36            --     2009
                                                                           11.00              6.20            --     2008
                                                                           10.00             11.00            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.26            $ 9.14            --     2009
                                                                           10.61              7.26            --     2008
                                                                           10.00             10.61            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.50            $ 8.60        13,166     2009
                                                                           11.15              6.50        14,594     2008
                                                                           10.00             11.15         6,533     2007
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.96            $ 8.50        48,690     2009
                                                                           10.18              6.96        50,752     2008
                                                                           10.00             10.18        34,458     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.02            $ 9.04            --     2009
                                                                           11.69              6.02            --     2008
                                                                           10.00             11.69            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.98            $ 7.06            --     2009
                                                                           10.28              5.98            --     2008
                                                                           10.00             10.28            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.73            $ 6.23        25,143     2009
                                                                           10.32              4.73        26,748     2008
                                                                           10.00             10.32        16,395     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.58            $ 8.84            --     2009
                                                                           11.15              6.58            --     2008
                                                                           10.00             11.15            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.00            $ 8.31            --     2009
                                                                           11.25              6.00            --     2008
                                                                           10.00             11.25            --     2007
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.33            $11.17        25,290     2009
                                                                           10.71             10.33        23,668     2008
                                                                           10.00             10.71            --     2007
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.17            $ 7.92            --     2009
                                                                            9.98              6.17            --     2008
                                                                           10.00              9.98            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 9.02            $10.69        68,575     2009
                                                                           11.45              9.02        69,831     2008
                                                                           10.00             11.45        42,903     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 6.14            $ 7.63            --     2009
                                                                           10.60              6.14            --     2008
                                                                           10.00             10.60            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.68            $ 7.14            --     2009
                                                                            9.69              5.68            --     2008
                                                                           10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.81            $ 8.45            --     2009
                                                                                 11.47              6.81            --     2008
                                                                                 10.00             11.47            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 5.87            $ 7.93         9,676     2009
   Class B                                                                       11.61              5.87        10,846     2008
                                                                                 10.00             11.61         6,275     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.12            $10.07         7,550     2009
                                                                                  9.96              7.12         8,541     2008
                                                                                 10.00              9.96         4,909     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.48            $10.26            --     2009
                                                                                 10.40              9.48            --     2008
                                                                                 10.00             10.40            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.78            $10.96            --     2009
                                                                                 10.93              7.78            --     2008
                                                                                 10.00             10.93            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.31            $10.93            --     2009
                                                                                 10.09              7.31            --     2008
                                                                                 10.00             10.09            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.75            $ 8.54         8,430     2009
                                                                                 11.85              6.75         9,464     2008
                                                                                 10.00             11.85            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.89            $ 9.35        14,740     2009
                                                                                 10.68              6.89        16,493     2008
                                                                                 10.00             10.68        10,279     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.46            $ 8.57           637     2009
                                                                                 11.49              6.46            --     2008
                                                                                 10.00             11.49         5,328     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.99            $ 7.98            --     2009
                                                                                 10.42              5.99            --     2008
                                                                                 10.00             10.42            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 5.58            $ 7.10           604     2009
                                                                                  9.95              5.58            --     2008
                                                                                 10.00              9.95         4,873     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 6.26            $ 7.79            --     2009
                                                                                 10.98              6.26            --     2008
                                                                                 10.00             10.98            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 6.40            $ 8.04            --     2009
                                                                                 12.40              6.40            --     2008
                                                                                 10.00             12.40            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.54            $10.80           393     2009
                                                                                 10.08              9.54            --     2008
                                                                                 10.00             10.08         4,657     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 6.75            $ 9.25           231     2009
                                                                                 11.40              6.75            --     2008
                                                                                 10.00             11.40         2,151     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.93            $ 7.60             --    2009
                                                                                   10.32              4.93             --    2008
                                                                                   10.00             10.32             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.02            $ 9.33        201,762    2009
                                                                                   10.18              7.02        232,782    2008
                                                                                   10.00             10.18        167,477    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.23            $ 7.95         76,246    2009
                                                                                    9.90              6.23         81,075    2008
                                                                                   10.00              9.90         62,421    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.23            $ 7.70         23,194    2009
                                                                                   10.10              6.23         25,088    2008
                                                                                   10.00             10.10             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.65            $ 7.26             --    2009
                                                                                    9.99              5.65             --    2008
                                                                                   10.00              9.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.11            $ 8.74             --    2009
                                                                                   10.81              7.11             --    2008
                                                                                   10.00             10.81             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.54            $10.09             --    2009
                                                                                   10.25              9.54             --    2008
                                                                                   10.00             10.25             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 6.74            $ 9.35            239    2009
                                                                                   11.06              6.74             --    2008
                                                                                   10.00             11.06          2,207    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.31            $10.14             --    2009
                                                                                   10.29             10.31             --    2008
                                                                                   10.00             10.29          9,618    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.98            $ 9.82             --    2009
                                                                                   10.00              9.98             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.43            $ 8.75             --    2009
                                                                                   10.35              6.43             --    2008
                                                                                   10.00             10.35             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.24            $ 6.97          5,177    2009
                                                                                    8.35              5.24          6,442    2008
                                                                                   10.00              8.35             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 6.33            $ 7.84            412    2009
                                                                                   10.32              6.33             --    2008
                                                                                   10.00             10.32          3,527    2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 6.17            $ 7.91             --    2009
                                                                                   10.08              6.17             --    2008
                                                                                   10.00             10.08             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.56            $ 8.94        267,970    2009
                                                                                   10.92              7.56        276,249    2008
                                                                                   10.00             10.92        182,458    2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.64            $ 8.57             --    2009
                                                                                   10.59              6.64             --    2008
                                                                                   10.00             10.59             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.42            $ 9.47            --     2009
                                                                                   10.00              6.42            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.51         8,458     2009
                                                                                   10.00              6.56         9,724     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.01            $ 8.99            --     2009
                                                                                   10.00              7.01            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.58            $ 8.63        20,550     2009
                                                                                   10.00              7.58        20,739     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.57            $11.25        15,636     2009
   Service Shares                                                                  10.00             10.57        14,613     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.46            $ 9.76        22,259     2009
   Service Shares                                                                  10.00              7.46        25,632     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.23            $10.33        27,565     2009
                                                                                   10.00              7.23        34,854     2008
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.89            $10.95         9,264     2009
                                                                                   10.80              8.89         9,963     2008
                                                                                   10.00             10.80         7,014     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.36            $10.53        20,945     2009
                                                                                   13.47              7.36        25,727     2008
                                                                                   10.00             13.47         4,600     2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.75            $ 7.57            --     2009
                                                                                    9.88              5.75            --     2008
                                                                                   10.00              9.88            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.36            $ 7.64            --     2009
   Class II                                                                         9.97              6.36            --     2008
                                                                                   10.00              9.97            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.89            $ 7.47            --     2009
   Class I                                                                          9.47              5.89            --     2008
                                                                                   10.00              9.47            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.72            $ 9.17            --     2009
                                                                                   10.88              6.72            --     2008
                                                                                   10.00             10.88            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.07            $ 8.77            --     2009
                                                                                   10.81              7.07            --     2008
                                                                                   10.00             10.81            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.76            $ 8.96        13,225     2009
                                                                                   10.19              7.76        13,388     2008
                                                                                   10.00             10.19         9,250     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.65            $ 9.97            --     2009
                                                                                   12.55              7.65            --     2008
                                                                                   10.00             12.55            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.61            $ 6.69        13,201     2009
                                                                                   10.15              5.61        13,853     2008
                                                                                   10.00             10.15         8,766     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 5.95            $ 8.41            --     2009
                                                                              11.16              5.95            --     2008
                                                                              10.00             11.16            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 6.07            $ 8.30        12,817     2009
                                                                              10.38              6.07        15,737     2008
                                                                              10.00             10.38            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.16            $ 7.73        32,109     2009
                                                                              10.23              6.16        36,220     2008
                                                                              10.00             10.23            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.87            $ 7.87         5,016     2009
                                                                               9.65              5.87         5,568     2008
                                                                              10.00              9.65         3,777     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.16            $ 6.70            --     2009
                                                                              10.37              5.16            --     2008
                                                                              10.00             10.37            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.76            $10.43            --     2009
                                                                              10.63              8.76            --     2008
                                                                              10.00             10.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.60            $10.45         6,862     2009
                                                                              10.14              7.60         8,473     2008
                                                                              10.00             10.14            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.30            $11.53         6,383     2009
                                                                              10.69             12.30         5,027     2008
                                                                              10.00             10.69         4,605     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.27            $11.41        51,874     2009
                                                                              10.52             10.27        48,220     2008
                                                                              10.00             10.52        27,959     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.92            $12.21        14,797     2009
                                                                              10.63             10.92        14,146     2008
                                                                              10.00             10.63         4,622     2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.58            $ 9.80            --     2009
                                                                              11.55              6.58            --     2008
                                                                              10.00             11.55            --     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.70            $ 9.34            --     2009
                                                                              10.94              6.70            --     2008
                                                                              10.00             10.94            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.42            $ 9.92           444     2009
                                                                              10.81              6.42            --     2008
                                                                              10.00             10.81         4,465     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.92            $11.97         3,099     2009
                                                                              15.08              6.92         4,741     2008
                                                                              10.00             15.08           844     2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.37            $ 8.85           184     2009
                                                                               9.72              7.37           182     2008
                                                                              10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.70            $ 9.26            --     2009
                                                       11.42              5.70            --     2008
                                                       10.00             11.42            --     2007
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 6.00            $ 7.56           715     2009
                                                        9.54              6.00            --     2008
                                                       10.00              9.54         6,245     2007
-----------------------------------------------------------------------------------------------------

 Payment Optimizer Plus 2006 (for Joint Annuitant contracts) and the Enhanced
                        Payment Benefit Option Elected


                                                                                                        Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at Units at End
Subaccounts                                                         Beginning of Period End of Period   of Period   Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.67            $ 6.74          --      2009
                                                                            9.93              4.67          --      2008
                                                                           10.00              9.93          --      2007
------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.16            $ 7.29          --      2009
                                                                           10.96              6.16          --      2008
                                                                           10.00             10.96          --      2007
------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.22            $ 9.06          --      2009
                                                                           10.57              7.22          --      2008
                                                                           10.00             10.57          --      2007
------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.46            $ 8.52         179      2009
                                                                           11.11              6.46         202      2008
                                                                           10.00             11.11         359      2007
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.93            $ 8.44          --      2009
                                                                           10.16              6.93          --      2008
                                                                           10.00             10.16          --      2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.98            $ 8.96          --      2009
                                                                           11.65              5.98          --      2008
                                                                           10.00             11.65          --      2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.94            $ 6.99          --      2009
                                                                           10.25              5.94          --      2008
                                                                           10.00             10.25          --      2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.70            $ 6.17         329      2009
                                                                           10.29              4.70         370      2008
                                                                           10.00             10.29         905      2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.54            $ 8.76          --      2009
                                                                           11.12              6.54          --      2008
                                                                           10.00             11.12          --      2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.96            $ 8.23          --      2009
                                                                           11.22              5.96          --      2008
                                                                           10.00             11.22          --      2007
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.27            $11.06         368      2009
                                                                           10.67             10.27         329      2008
                                                                           10.00             10.67          --      2007
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.13            $ 7.85          --      2009
                                                                            9.95              6.13          --      2008
                                                                           10.00              9.95          --      2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 8.96            $10.59          --      2009
                                                                           11.41              8.96          --      2008
                                                                           10.00             11.41          --      2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 6.10            $ 7.56          --      2009
                                                                           10.57              6.10          --      2008
                                                                           10.00             10.57          --      2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.65            $ 7.07          --      2009
                                                                            9.66              5.65          --      2008
                                                                           10.00              9.66          --      2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at Units at End
Subaccounts                                                               Beginning of Period End of Period   of Period   Year
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.77            $ 8.38          --      2009
                                                                                 11.43              6.77          --      2008
                                                                                 10.00             11.43          --      2007
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 5.83            $ 7.86         128      2009
   Class B                                                                       11.58              5.83         150      2008
                                                                                 10.00             11.58         344      2007
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.07            $ 9.98         102      2009
                                                                                  9.93              7.07         121      2008
                                                                                 10.00              9.93         267      2007
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.42            $10.17          --      2009
                                                                                 10.37              9.42          --      2008
                                                                                 10.00             10.37          --      2007
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.73            $10.86          --      2009
                                                                                 10.90              7.73          --      2008
                                                                                 10.00             10.90          --      2007
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.27            $10.83          --      2009
                                                                                 10.06              7.27          --      2008
                                                                                 10.00             10.06          --      2007
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.71            $ 8.47         119      2009
                                                                                 11.82              6.71         132      2008
                                                                                 10.00             11.82          --      2007
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.85            $ 9.26          --      2009
                                                                                 10.64              6.85          --      2008
                                                                                 10.00             10.64          --      2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.42            $ 8.50          --      2009
                                                                                 11.45              6.42          --      2008
                                                                                 10.00             11.45         289      2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.96            $ 7.91          --      2009
                                                                                 10.39              5.96          --      2008
                                                                                 10.00             10.39          --      2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 5.54            $ 7.04          --      2009
                                                                                  9.92              5.54          --      2008
                                                                                 10.00              9.92         267      2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 6.22            $ 7.72          --      2009
                                                                                 10.95              6.22          --      2008
                                                                                 10.00             10.95          --      2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 6.37            $ 7.96          --      2009
                                                                                 12.36              6.37          --      2008
                                                                                 10.00             12.36          --      2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.49            $10.71          --      2009
                                                                                 10.06              9.49          --      2008
                                                                                 10.00             10.06         266      2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 6.71            $ 9.16          --      2009
                                                                                 11.36              6.71          --      2008
                                                                                 10.00             11.36         117      2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at Units at End
Subaccounts                                                                 Beginning of Period End of Period   of Period   Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.90            $ 7.53           --     2009
                                                                                   10.29              4.90           --     2008
                                                                                   10.00             10.29           --     2007
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.98            $ 9.25           --     2009
                                                                                   10.14              6.98           --     2008
                                                                                   10.00             10.14           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.89           --     2009
                                                                                    9.89              6.20           --     2008
                                                                                   10.00              9.89           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.19            $ 7.63          330     2009
                                                                                   10.07              6.19          353     2008
                                                                                   10.00             10.07           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.61            $ 7.19           --     2009
                                                                                    9.96              5.61           --     2008
                                                                                   10.00              9.96           --     2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.06            $ 8.66           --     2009
                                                                                   10.77              7.06           --     2008
                                                                                   10.00             10.77           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.48            $10.00           --     2009
                                                                                   10.22              9.48           --     2008
                                                                                   10.00             10.22           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 6.70            $ 9.27           --     2009
                                                                                   11.03              6.70           --     2008
                                                                                   10.00             11.03          142     2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.25            $10.04           --     2009
                                                                                   10.25             10.25           --     2008
                                                                                   10.00             10.25           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.96            $ 9.77           --     2009
                                                                                   10.00              9.96           --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.39            $ 8.67           --     2009
                                                                                   10.32              6.39           --     2008
                                                                                   10.00             10.32           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.20            $ 6.91           71     2009
                                                                                    8.32              5.20           90     2008
                                                                                   10.00              8.32           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 6.29            $ 7.77           --     2009
                                                                                   10.29              6.29           --     2008
                                                                                   10.00             10.29          199     2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 6.13            $ 7.84           --     2009
                                                                                   10.05              6.13           --     2008
                                                                                   10.00             10.05           --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.52            $ 8.86        5,175     2009
                                                                                   10.89              7.52        5,189     2008
                                                                                   10.00             10.89        5,200     2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.60            $ 8.49           --     2009
                                                                                   10.56              6.60           --     2008
                                                                                   10.00             10.56           --     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at Units at End
Subaccounts                                                                 Beginning of Period End of Period   of Period   Year
--------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.41            $ 9.43          --      2009
                                                                                   10.00              6.41          --      2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.47         118      2009
                                                                                   10.00              6.56         137      2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.00            $ 8.95          --      2009
                                                                                   10.00              7.00          --      2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.57            $ 8.60         291      2009
                                                                                   10.00              7.57         291      2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.56            $11.21         226      2009
   Service Shares                                                                  10.00             10.56         202      2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.45            $ 9.72         310      2009
   Service Shares                                                                  10.00              7.45         357      2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.22            $10.28         390      2009
                                                                                   10.00              7.22         487      2008
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.84            $10.85          --      2009
                                                                                   10.77              8.84          --      2008
                                                                                   10.00             10.77          --      2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.31            $10.43         290      2009
                                                                                   13.43              7.31         360      2008
                                                                                   10.00             13.43         244      2007
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.72            $ 7.50          --      2009
                                                                                    9.85              5.72          --      2008
                                                                                   10.00              9.85          --      2007
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.32            $ 7.58          --      2009
   Class II                                                                         9.95              6.32          --      2008
                                                                                   10.00              9.95          --      2007
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.86            $ 7.41          --      2009
   Class I                                                                          9.45              5.86          --      2008
                                                                                   10.00              9.45          --      2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.68            $ 9.08          --      2009
                                                                                   10.84              6.68          --      2008
                                                                                   10.00             10.84          --      2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.03            $ 8.69          --      2009
                                                                                   10.77              7.03          --      2008
                                                                                   10.00             10.77          --      2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.71            $ 8.87          --      2009
                                                                                   10.16              7.71          --      2008
                                                                                   10.00             10.16          --      2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.60            $ 9.88          --      2009
                                                                                   12.51              7.60          --      2008
                                                                                   10.00             12.51          --      2007
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.58            $ 6.63          --      2009
                                                                                   10.12              5.58          --      2008
                                                                                   10.00             10.12          --      2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at Units at End
Subaccounts                                                            Beginning of Period End of Period   of Period   Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 5.91            $ 8.33           --     2009
                                                                              11.13              5.91           --     2008
                                                                              10.00             11.13           --     2007
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 6.04            $ 8.22          183     2009
                                                                              10.35              6.04          219     2008
                                                                              10.00             10.35           --     2007
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.12            $ 7.66          458     2009
                                                                              10.20              6.12          510     2008
                                                                              10.00             10.20           --     2007
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.83            $ 7.80           64     2009
                                                                               9.62              5.83           79     2008
                                                                              10.00              9.62          205     2007
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.13            $ 6.64           --     2009
                                                                              10.34              5.13           --     2008
                                                                              10.00             10.34           --     2007
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.71            $10.34           --     2009
                                                                              10.60              8.71           --     2008
                                                                              10.00             10.60           --     2007
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.56            $10.36           98     2009
                                                                              10.10              7.56          115     2008
                                                                              10.00             10.10           --     2007
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.22            $11.42           89     2009
                                                                              10.66             12.22           69     2008
                                                                              10.00             10.66          254     2007
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.21            $11.31          718     2009
                                                                              10.49             10.21          671     2008
                                                                              10.00             10.49        1,525     2007
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.86            $12.10          210     2009
                                                                              10.60             10.86          196     2008
                                                                              10.00             10.60          253     2007
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.54            $ 9.71           --     2009
                                                                              11.51              6.54           --     2008
                                                                              10.00             11.51           --     2007
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.66            $ 9.26           --     2009
                                                                              10.91              6.66           --     2008
                                                                              10.00             10.91           --     2007
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.39            $ 9.82           --     2009
                                                                              10.78              6.39           --     2008
                                                                              10.00             10.78          245     2007
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.88            $11.87           42     2009
                                                                              15.04              6.88           64     2008
                                                                              10.00             15.04           44     2007
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.33            $ 8.78           --     2009
                                                                               9.70              7.33           --     2008
                                                                              10.00              9.70           --     2007
---------------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at Units at End
Subaccounts                                     Beginning of Period End of Period   of Period   Year
----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.66            $ 9.17          --      2009
                                                       11.39              5.66          --      2008
                                                       10.00             11.39          --      2007
----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 5.97            $ 7.49          --      2009
                                                        9.51              5.97          --      2008
                                                       10.00              9.51         346      2007
----------------------------------------------------------------------------------------------------

  Lifetime Income Plus 2007 (for Single Annuitant contracts) and the Enhanced
                        Payment Benefit Option Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.66            $ 6.72            --     2009
                                                                            9.92              4.66            --     2008
                                                                           10.00              9.92            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.15            $ 7.27            --     2009
                                                                           10.95              6.15            --     2008
                                                                           10.00             10.95            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.21            $ 9.03            --     2009
                                                                           10.56              7.21            --     2008
                                                                           10.00             10.56            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.45            $ 8.49         8,372     2009
                                                                           11.10              6.45         9,402     2008
                                                                           10.00             11.10        15,350     2007
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.93            $ 8.42            --     2009
                                                                           10.16              6.93            --     2008
                                                                           10.00             10.16            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.97            $ 8.93            --     2009
                                                                           11.64              5.97            --     2008
                                                                           10.00             11.64            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.93            $ 6.97            --     2009
                                                                           10.24              5.93            --     2008
                                                                           10.00             10.24            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.69            $ 6.15        15,405     2009
                                                                           10.28              4.69        17,229     2008
                                                                           10.00             10.28        38,696     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.53            $ 8.74            --     2009
                                                                           11.11              6.53            --     2008
                                                                           10.00             11.11            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.95            $ 8.21            --     2009
                                                                           11.21              5.95            --     2008
                                                                           10.00             11.21            --     2007
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.25            $11.03        17,063     2009
                                                                           10.66             10.25        15,303     2008
                                                                           10.00             10.66            --     2007
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.12            $ 7.82            --     2009
                                                                            9.94              6.12            --     2008
                                                                           10.00              9.94            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 8.94            $10.56        74,744     2009
                                                                           11.40              8.94        70,469     2008
                                                                           10.00             11.40        55,572     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 6.09            $ 7.53            --     2009
                                                                           10.55              6.09            --     2008
                                                                           10.00             10.55            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.64            $ 7.05            --     2009
                                                                            9.65              5.64            --     2008
                                                                           10.00              9.65            --     2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.75            $ 8.35            --     2009
                                                                                 11.42              6.75            --     2008
                                                                                 10.00             11.42            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 5.82            $ 7.84         6,013     2009
   Class B                                                                       11.57              5.82         6,989     2008
                                                                                 10.00             11.57        14,715     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.06            $ 9.95         4,784     2009
                                                                                  9.92              7.06         5,545     2008
                                                                                 10.00              9.92        11,367     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.40            $10.14            --     2009
                                                                                 10.36              9.40            --     2008
                                                                                 10.00             10.36            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.72            $10.82            --     2009
                                                                                 10.89              7.72            --     2008
                                                                                 10.00             10.89            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.25            $10.80            --     2009
                                                                                 10.05              7.25            --     2008
                                                                                 10.00             10.05            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.70            $ 8.44         5,658     2009
                                                                                 11.80              6.70         6,097     2008
                                                                                 10.00             11.80            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.84            $ 9.23        21,359     2009
                                                                                 10.63              6.84        25,444     2008
                                                                                 10.00             10.63        23,661     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.40            $ 8.47            --     2009
                                                                                 11.44              6.40            --     2008
                                                                                 10.00             11.44        12,324     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.94            $ 7.88            --     2009
                                                                                 10.38              5.94            --     2008
                                                                                 10.00             10.38            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 5.53            $ 7.02            --     2009
                                                                                  9.91              5.53            --     2008
                                                                                 10.00              9.91        11,320     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 6.21            $ 7.70            --     2009
                                                                                 10.94              6.21            --     2008
                                                                                 10.00             10.94            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 6.35            $ 7.94            --     2009
                                                                                 12.35              6.35            --     2008
                                                                                 10.00             12.35            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.47            $10.68            --     2009
                                                                                 10.05              9.47            --     2008
                                                                                 10.00             10.05        11,301     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 6.69            $ 9.14            --     2009
                                                                                 11.35              6.69            --     2008
                                                                                 10.00             11.35         4,992     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.89            $ 7.51             --    2009
                                                                                   10.28              4.89             --    2008
                                                                                   10.00             10.28             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.96            $ 9.22        134,660    2009
                                                                                   10.13              6.96        171,757    2008
                                                                                   10.00             10.13        178,023    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.19            $ 7.87         33,844    2009
                                                                                    9.89              6.19         38,292    2008
                                                                                   10.00              9.89         38,982    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.18            $ 7.61         15,572    2009
                                                                                   10.06              6.18         16,208    2008
                                                                                   10.00             10.06             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.60            $ 7.17             --    2009
                                                                                    9.95              5.60             --    2008
                                                                                   10.00              9.95             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.05            $ 8.63             --    2009
                                                                                   10.76              7.05             --    2008
                                                                                   10.00             10.76             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.46            $ 9.97             --    2009
                                                                                   10.21              9.46             --    2008
                                                                                   10.00             10.21             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 6.69            $ 9.24             --    2009
                                                                                   11.02              6.69             --    2008
                                                                                   10.00             11.02          5,110    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.23            $10.01             --    2009
                                                                                   10.24             10.23             --    2008
                                                                                   10.00             10.24             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.38            $ 8.64             --    2009
                                                                                   10.31              6.38             --    2008
                                                                                   10.00             10.31             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.19            $ 6.89          3,459    2009
                                                                                    8.32              5.19          4,067    2008
                                                                                   10.00              8.32             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 6.28            $ 7.75             --    2009
                                                                                   10.28              6.28             --    2008
                                                                                   10.00             10.28          8,175    2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 6.12            $ 7.82             --    2009
                                                                                   10.04              6.12             --    2008
                                                                                   10.00             10.04             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.50            $ 8.83        177,207    2009
                                                                                   10.88              7.50        178,315    2008
                                                                                   10.00             10.88        155,081    2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.59            $ 8.47             --    2009
                                                                                   10.55              6.59             --    2008
                                                                                   10.00             10.55             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.41            $ 9.42             --    2009
                                                                                   10.00              6.41             --    2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.46         5,610     2009
                                                                                   10.00              6.56         6,246     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.00            $ 8.94            --     2009
                                                                                   10.00              7.00            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.57            $ 8.59        13,722     2009
                                                                                   10.00              7.57        13,291     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.55            $11.19        10,476     2009
   Service Shares                                                                  10.00             10.55         9,380     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.45            $ 9.71        14,792     2009
   Service Shares                                                                  10.00              7.45        16,410     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.22            $10.27        18,404     2009
                                                                                   10.00              7.22        22,337     2008
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.82            $10.82        59,156     2009
                                                                                   10.76              8.82        63,407     2008
                                                                                   10.00             10.76        66,187     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.30            $10.40        13,733     2009
                                                                                   13.42              7.30        16,588     2008
                                                                                   10.00             13.42        10,582     2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.71            $ 7.48            --     2009
                                                                                    9.84              5.71            --     2008
                                                                                   10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.85            $ 7.39            --     2009
   Class I                                                                          9.44              5.85            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.67            $ 9.05            --     2009
                                                                                   10.83              6.67            --     2008
                                                                                   10.00             10.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.01            $ 8.67            --     2009
                                                                                   10.76              7.01            --     2008
                                                                                   10.00             10.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.70            $ 8.85        10,469     2009
                                                                                   10.15              7.70        10,620     2008
                                                                                   10.00             10.15        12,046     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.59            $ 9.85            --     2009
                                                                                   12.50              7.59            --     2008
                                                                                   10.00             12.50            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.56            $ 6.61        12,809     2009
                                                                                   10.11              5.56        13,589     2008
                                                                                   10.00             10.11        12,120     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.90            $ 8.30            --     2009
                                                                                   11.12              5.90            --     2008
                                                                                   10.00             11.12            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.03            $ 8.20         8,633     2009
                                                                                   10.34              6.03        10,133     2008
                                                                                   10.00             10.34            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.11            $ 7.63        21,592     2009
                                                                              10.19              6.11        23,345     2008
                                                                              10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.82            $ 7.78         3,065     2009
                                                                               9.61              5.82         3,583     2008
                                                                              10.00              9.61         8,738     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.12            $ 6.62            --     2009
                                                                              10.33              5.12            --     2008
                                                                              10.00             10.33            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.69            $10.31            --     2009
                                                                              10.58              8.69            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.54            $10.33         4,608     2009
                                                                              10.09              7.54         5,502     2008
                                                                              10.00             10.09            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.20            $11.39         4,086     2009
                                                                              10.65             12.20         3,241     2008
                                                                              10.00             10.65        10,799     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.19            $11.27        33,433     2009
                                                                              10.48             10.19        31,194     2008
                                                                              10.00             10.48        64,876     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.83            $12.07         9,740     2009
                                                                              10.59             10.83         9,149     2008
                                                                              10.00             10.59        10,764     2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.52            $ 9.68            --     2009
                                                                              11.50              6.52            --     2008
                                                                              10.00             11.50            --     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.64            $ 9.23            --     2009
                                                                              10.90              6.64            --     2008
                                                                              10.00             10.90            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.37            $ 9.79            --     2009
                                                                              10.77              6.37            --     2008
                                                                              10.00             10.77        10,404     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.87            $11.83         2,024     2009
                                                                              15.02              6.87         3,067     2008
                                                                              10.00             15.02         1,936     2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.32            $ 8.76        21,472     2009
                                                                               9.70              7.32        11,059     2008
                                                                              10.00              9.70        10,646     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 5.96            $ 7.47            --     2009
                                                                               9.50              5.96            --     2008
                                                                              10.00              9.50        14,626     2007
----------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus (for Single Annuitant contracts) and the Enhanced Payment
                            Benefit Option Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.93            $ 7.12            --     2009
                                                                           10.48              4.93            --     2008
                                                                           10.58             10.48            --     2007
                                                                           10.00             10.58            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.06            $ 7.18            --     2009
                                                                           10.77              6.06            --     2008
                                                                            9.84             10.77            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.77            $ 9.75            --     2009
                                                                           11.37              7.77            --     2008
                                                                           10.75             11.37            --     2007
                                                                           10.00             10.75            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 7.15            $ 9.43         1,614     2009
                                                                           12.29              7.15         1,771     2008
                                                                           10.98             12.29         2,997     2007
                                                                           10.00             10.98            --     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.45            --     2009
                                                                           10.17              6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.15            $ 9.21            --     2009
                                                                           11.96              6.15            --     2008
                                                                           10.20             11.96            --     2007
                                                                           10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.55            $ 7.71            --     2009
                                                                           11.30              6.55            --     2008
                                                                           11.02             11.30            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.26            $ 6.91         2,935     2009
                                                                           11.52              5.26         3,204     2008
                                                                           11.16             11.52         7,451     2007
                                                                           10.00             11.16            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.45            $ 8.65            --     2009
                                                                           10.96              6.45            --     2008
                                                                            9.86             10.96            --     2007
                                                                           10.00              9.86            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.56            $ 7.68            --     2009
                                                                           10.45              5.56            --     2008
                                                                            9.40             10.45            --     2007
                                                                           10.00              9.40            --     2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.45            $11.26         3,571     2009
                                                                           10.86             10.45         3,143     2008
                                                                           10.14             10.86            --     2007
                                                                           10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.80            $ 8.71            --     2009
                                                                           11.03              6.80            --     2008
                                                                           11.11             11.03            --     2007
                                                                           10.00             11.11            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.36            $11.07        23,132     2009
                                                                                 11.92              9.36        21,436     2008
                                                                                 10.44             11.92        25,540     2007
                                                                                 10.00             10.44            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.14            $ 7.61            --     2009
                                                                                 10.63              6.14            --     2008
                                                                                 10.06             10.63            --     2007
                                                                                 10.00             10.06            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.63            $ 7.05            --     2009
                                                                                  9.63              5.63            --     2008
                                                                                  9.96              9.63            --     2007
                                                                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.93            $ 8.58            --     2009
                                                                                 11.70              6.93            --     2008
                                                                                 10.18             11.70            --     2007
                                                                                 10.00             10.18            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.22            $ 8.40         1,204     2009
   Class B                                                                       12.35              6.22         1,364     2008
                                                                                 10.56             12.35         2,979     2007
                                                                                 10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.23            $10.20           995     2009
                                                                                 10.14              7.23         1,145     2008
                                                                                 10.20             10.14         2,386     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.54            $10.30            --     2009
                                                                                 10.50              9.54            --     2008
                                                                                 10.11             10.50            --     2007
                                                                                 10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.73            $10.85            --     2009
                                                                                 10.88              7.73            --     2008
                                                                                  9.96             10.88            --     2007
                                                                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.70            $11.48            --     2009
                                                                                 10.65              7.70            --     2008
                                                                                 10.56             10.65            --     2007
                                                                                 10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.92            $ 8.73         1,170     2009
                                                                                 12.17              6.92         1,250     2008
                                                                                 10.32             12.17            --     2007
                                                                                 10.00             10.32            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.10            $ 9.61            --     2009
                                                                                 11.03              7.10            --     2008
                                                                                 10.38             11.03            --     2007
                                                                                 10.00             10.38            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.58            $ 8.72            --     2009
                                                                                 11.74              6.58            --     2008
                                                                                 10.24             11.74         2,590     2007
                                                                                 10.00             10.24            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.07            $ 8.06             --    2009
                                                                                   10.58              6.07             --    2008
                                                                                   10.14             10.58             --    2007
                                                                                   10.00             10.14             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.08            $ 7.72             --    2009
                                                                                   10.87              6.08             --    2008
                                                                                   10.98             10.87          2,228    2007
                                                                                   10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.55            $ 8.14             --    2009
                                                                                   11.53              6.55             --    2008
                                                                                   10.55             11.53             --    2007
                                                                                   10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.43            $ 8.04             --    2009
                                                                                   12.47              6.43             --    2008
                                                                                   10.07             12.47             --    2007
                                                                                   10.00             10.07             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.50            $10.73             --    2009
                                                                                   10.06              9.50             --    2008
                                                                                   10.00             10.06          2,420    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.52            $ 8.91             --    2009
                                                                                   11.04              6.52             --    2008
                                                                                    9.78             11.04          1,108    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.19            $ 7.98             --    2009
                                                                                   10.90              5.19             --    2008
                                                                                   10.57             10.90             --    2007
                                                                                   10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.71            $10.23        175,674    2009
                                                                                   11.21              7.71        185,954    2008
                                                                                   11.05             11.21        182,124    2007
                                                                                   10.00             11.05             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.90             --    2009
                                                                                    9.89              6.20             --    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.76            $ 8.33          3,034    2009
                                                                                   10.99              6.76          3,126    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.21            $ 7.96             --    2009
                                                                                   11.01              6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.70            $ 9.44             --    2009
                                                                                   11.74              7.70             --    2008
                                                                                   10.90             11.74             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.83            $10.37             --    2009
                                                                                   10.60              9.83             --    2008
                                                                                   10.34             10.60             --    2007
                                                                                   10.00             10.34             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.63            $ 9.17             --    2009
                                                                       10.90              6.63             --    2008
                                                                        9.90             10.90          1,113    2007
                                                                       10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.44            $10.24             --    2009
                                                                       10.44             10.44             --    2008
                                                                       10.17             10.44         35,626    2007
                                                                       10.00             10.17             --    2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.66            $ 9.03             --    2009
                                                                       10.74              6.66             --    2008
                                                                       10.43             10.74             --    2007
                                                                       10.00             10.43             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.34            $ 8.41            603    2009
                                                                       10.13              6.34            715    2008
                                                                       12.16             10.13             --    2007
                                                                       10.00             12.16             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.81            $ 8.41             --    2009
                                                                       11.13              6.81             --    2008
                                                                       10.83             11.13          1,630    2007
                                                                       10.00             10.83             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.06            $ 7.76             --    2009
                                                                        9.93              6.06             --    2008
                                                                        9.92              9.93             --    2007
                                                                       10.00              9.92             --    2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.96            $ 9.39        108,913    2009
                                                                       11.53              7.96        103,815    2008
                                                                       10.57             11.53        108,830    2007
                                                                       10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.13            $ 9.18             --    2009
                                                                       11.41              7.13             --    2008
                                                                       10.80             11.41             --    2007
                                                                       10.00             10.80             --    2006
---------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.43             --    2009
                                                                       10.00              6.42             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.48          1,192    2009
                                                                       10.00              6.56          1,325    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.96             --    2009
                                                                       10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.61          2,918    2009
                                                                       10.00              7.58          2,813    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.21          2,232    2009
   Service Shares                                                      10.00             10.56          1,962    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.73          3,145    2009
   Service Shares                                                      10.00              7.45          3,442    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.29          3,918    2009
                                                                       10.00              7.22          4,711    2008
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.31            $11.43             --    2009
                                                                       11.34              9.31             --    2008
                                                                       10.51             11.34             --    2007
                                                                       10.00             10.51             --    2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.58            $10.83         2,810     2009
                                                                                   13.92              7.58         3,374     2008
                                                                                   10.42             13.92         2,201     2007
                                                                                   10.00             10.42            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.87            $ 7.71            --     2009
                                                                                   10.11              5.87            --     2008
                                                                                   10.30             10.11            --     2007
                                                                                   10.00             10.30            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.33            $ 7.59            --     2009
   Class II                                                                         9.95              6.33            --     2008
                                                                                   10.00              9.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.86            $ 7.42            --     2009
   Class I                                                                          9.45              5.86            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.86            $ 9.33            --     2009
                                                                                   11.12              6.86            --     2008
                                                                                   10.25             11.12            --     2007
                                                                                   10.00             10.25            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.46            $ 9.23            --     2009
                                                                                   11.43              7.46            --     2008
                                                                                   10.62             11.43            --     2007
                                                                                   10.00             10.62            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.23            $ 9.48        10,765     2009
                                                                                   10.83              8.23         9,869     2008
                                                                                   10.66             10.83        10,601     2007
                                                                                   10.00             10.66            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.22            $11.98            --     2009
                                                                                   15.15              9.22            --     2008
                                                                                   12.15             15.15            --     2007
                                                                                   10.00             12.15            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.00            $ 7.14            --     2009
                                                                                   10.89              6.00            --     2008
                                                                                   10.76             10.89            --     2007
                                                                                   10.00             10.76            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.01            $ 8.47            --     2009
                                                                                   11.31              6.01            --     2008
                                                                                   10.16             11.31            --     2007
                                                                                   10.00             10.16            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.40            $ 8.72         1,734     2009
                                                                                   10.96              6.40         2,001     2008
                                                                                   10.57             10.96            --     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.53            $ 8.17         4,302     2009
                                                                                   10.88              6.53         4,607     2008
                                                                                   10.68             10.88            --     2007
                                                                                   10.00             10.68            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.80            $ 7.77           654     2009
                                                                               9.57              5.80           762     2008
                                                                               9.93              9.57         1,896     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.94            $ 6.39            --     2009
                                                                               9.94              4.94            --     2008
                                                                               9.59              9.94            --     2007
                                                                              10.00              9.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.00            $10.69            --     2009
                                                                              10.95              9.00            --     2008
                                                                              10.35             10.95            --     2007
                                                                              10.00             10.35            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.94            $10.89           932     2009
                                                                              10.61              7.94         1,097     2008
                                                                              10.48             10.61            --     2007
                                                                              10.00             10.48            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.04            $12.19           816     2009
                                                                              11.36             13.04           632     2008
                                                                              10.59             11.36         2,166     2007
                                                                              10.00             10.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.43            $11.56         6,964     2009
                                                                              10.71             10.43         6,383     2008
                                                                              10.20             10.71        13,625     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.24            $12.53         2,001     2009
                                                                              10.97             11.24         1,844     2008
                                                                              10.31             10.97         2,227     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.70            $ 9.96            --     2009
                                                                              11.79              6.70            --     2008
                                                                              10.23             11.79            --     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.66            $ 9.27            --     2009
                                                                              10.91              6.66            --     2008
                                                                              10.00             10.91            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.73            $10.35            --     2009
                                                                              11.35              6.73            --     2008
                                                                              10.54             11.35         2,127     2007
                                                                              10.00             10.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.32            $10.90           470     2009
                                                                              13.80              6.32           688     2008
                                                                               9.55             13.80           455     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.34            $ 8.79            --     2009
                                                                               9.71              7.34            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.42            $ 8.78            --     2009
                                                       10.90              5.42            --     2008
                                                        9.55             10.90            --     2007
                                                       10.00              9.55            --     2006
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 6.54            $ 8.21            --     2009
                                                       10.42              6.54            --     2008
                                                       10.91             10.42         2,881     2007
                                                       10.00             10.91            --     2006
-----------------------------------------------------------------------------------------------------

 Lifetime Income Plus (for Joint Annuitant contracts) and the Enhanced Payment
                            Benefit Option Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.66            $ 6.72            --     2009
                                                                            9.92              4.66            --     2008
                                                                           10.00              9.92            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.15            $ 7.27            --     2009
                                                                           10.95              6.15            --     2008
                                                                           10.00             10.95            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.21            $ 9.03            --     2009
                                                                           10.56              7.21            --     2008
                                                                           10.00             10.56            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.45            $ 8.49           457     2009
                                                                           11.10              6.45           562     2008
                                                                           10.00             11.10           892     2007
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.93            $ 8.42            --     2009
                                                                           10.16              6.93            --     2008
                                                                           10.00             10.16            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.97            $ 8.93            --     2009
                                                                           11.64              5.97            --     2008
                                                                           10.00             11.64            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.93            $ 6.97            --     2009
                                                                           10.24              5.93            --     2008
                                                                           10.00             10.24            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.69            $ 6.15           833     2009
                                                                           10.28              4.69         1,036     2008
                                                                           10.00             10.28         2,240     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.53            $ 8.74            --     2009
                                                                           11.11              6.53            --     2008
                                                                           10.00             11.11            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.95            $ 8.21            --     2009
                                                                           11.21              5.95            --     2008
                                                                           10.00             11.21            --     2007
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.25            $11.03           930     2009
                                                                           10.66             10.25           874     2008
                                                                           10.00             10.66            --     2007
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.12            $ 7.82            --     2009
                                                                            9.94              6.12            --     2008
                                                                           10.00              9.94            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 8.94            $10.56        10,783     2009
                                                                           11.40              8.94        10,583     2008
                                                                           10.00             11.40        11,992     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 6.09            $ 7.53            --     2009
                                                                           10.55              6.09            --     2008
                                                                           10.00             10.55            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.64            $ 7.05            --     2009
                                                                            9.65              5.64            --     2008
                                                                           10.00              9.65            --     2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.75            $ 8.35            --     2009
                                                                                 11.42              6.75            --     2008
                                                                                 10.00             11.42            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 5.82            $ 7.84           325     2009
   Class B                                                                       11.57              5.82           420     2008
                                                                                 10.00             11.57           857     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.06            $ 9.95           264     2009
                                                                                  9.92              7.06           305     2008
                                                                                 10.00              9.92           681     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.40            $10.14            --     2009
                                                                                 10.36              9.40            --     2008
                                                                                 10.00             10.36            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.72            $10.82            --     2009
                                                                                 10.89              7.72            --     2008
                                                                                 10.00             10.89            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.25            $10.80            --     2009
                                                                                 10.05              7.25            --     2008
                                                                                 10.00             10.05            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.70            $ 8.44           313     2009
                                                                                 11.80              6.70           350     2008
                                                                                 10.00             11.80            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.84            $ 9.23         2,948     2009
                                                                                 10.63              6.84         3,252     2008
                                                                                 10.00             10.63         3,104     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.40            $ 8.47            --     2009
                                                                                 11.44              6.40            --     2008
                                                                                 10.00             11.44           736     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.94            $ 7.88            --     2009
                                                                                 10.38              5.94            --     2008
                                                                                 10.00             10.38            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 5.53            $ 7.02            --     2009
                                                                                  9.91              5.53            --     2008
                                                                                 10.00              9.91           672     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 6.21            $ 7.70            --     2009
                                                                                 10.94              6.21            --     2008
                                                                                 10.00             10.94            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 6.35            $ 7.94            --     2009
                                                                                 12.35              6.35            --     2008
                                                                                 10.00             12.35            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.47            $10.68            --     2009
                                                                                 10.05              9.47            --     2008
                                                                                 10.00             10.05           670     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 6.69            $ 9.14            --     2009
                                                                                 11.35              6.69            --     2008
                                                                                 10.00             11.35           296     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.89            $ 7.51            --     2009
                                                                                   10.28              4.89            --     2008
                                                                                   10.00             10.28            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.96            $ 9.22        14,950     2009
                                                                                   10.13              6.96        16,129     2008
                                                                                   10.00             10.13        15,947     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.19            $ 7.87            --     2009
                                                                                    9.89              6.19            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.18            $ 7.61           860     2009
                                                                                   10.06              6.18           923     2008
                                                                                   10.00             10.06            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.60            $ 7.17            --     2009
                                                                                    9.95              5.60            --     2008
                                                                                   10.00              9.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.05            $ 8.63            --     2009
                                                                                   10.76              7.05            --     2008
                                                                                   10.00             10.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.46            $ 9.97            --     2009
                                                                                   10.21              9.46            --     2008
                                                                                   10.00             10.21            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 6.69            $ 9.24            --     2009
                                                                                   11.02              6.69            --     2008
                                                                                   10.00             11.02           304     2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.23            $10.01            --     2009
                                                                                   10.24             10.23            --     2008
                                                                                   10.00             10.24            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.38            $ 8.64            --     2009
                                                                                   10.31              6.38            --     2008
                                                                                   10.00             10.31            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.19            $ 6.89           196     2009
                                                                                    8.32              5.19           239     2008
                                                                                   10.00              8.32            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 6.28            $ 7.75            --     2009
                                                                                   10.28              6.28            --     2008
                                                                                   10.00             10.28           487     2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 6.12            $ 7.82            --     2009
                                                                                   10.04              6.12            --     2008
                                                                                   10.00             10.04            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.50            $ 8.83        16,324     2009
                                                                                   10.88              7.50        15,765     2008
                                                                                   10.00             10.88        15,977     2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.59            $ 8.47            --     2009
                                                                                   10.55              6.59            --     2008
                                                                                   10.00             10.55            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.41            $ 9.42            --     2009
                                                                                   10.00              6.41            --     2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.46           316     2009
                                                                                   10.00              6.56           351     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.00            $ 8.94            --     2009
                                                                                   10.00              7.00            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.57            $ 8.59           761     2009
                                                                                   10.00              7.57           750     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.55            $11.19           571     2009
   Service Shares                                                                  10.00             10.55           538     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.45            $ 9.71           833     2009
   Service Shares                                                                  10.00              7.45           955     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.22            $10.27         1,019     2009
                                                                                   10.00              7.22         1,276     2008
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.82            $10.82         3,731     2009
                                                                                   10.76              8.82         3,940     2008
                                                                                   10.00             10.76         4,594     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.30            $10.40           760     2009
                                                                                   13.42              7.30           953     2008
                                                                                   10.00             13.42           638     2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.71            $ 7.48            --     2009
                                                                                    9.84              5.71            --     2008
                                                                                   10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.31            $ 7.56            --     2009
   Class II                                                                         9.94              6.31            --     2008
                                                                                   10.00              9.94            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.85            $ 7.39            --     2009
   Class I                                                                          9.44              5.85            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.67            $ 9.05            --     2009
                                                                                   10.83              6.67            --     2008
                                                                                   10.00             10.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.01            $ 8.67            --     2009
                                                                                   10.76              7.01            --     2008
                                                                                   10.00             10.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.70            $ 8.85         3,088     2009
                                                                                   10.15              7.70         2,867     2008
                                                                                   10.00             10.15         3,261     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.59            $ 9.85            --     2009
                                                                                   12.50              7.59            --     2008
                                                                                   10.00             12.50            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.56            $ 6.61         8,222     2009
                                                                                   10.11              5.56         8,241     2008
                                                                                   10.00             10.11         6,534     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.90            $ 8.30            --     2009
                                                                                   11.12              5.90            --     2008
                                                                                   10.00             11.12            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.03            $ 8.20           474     2009
                                                                                   10.34              6.03           598     2008
                                                                                   10.00             10.34            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.11            $ 7.63         1,192     2009
                                                                              10.19              6.11         1,356     2008
                                                                              10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.82            $ 7.78           172     2009
                                                                               9.61              5.82           206     2008
                                                                              10.00              9.61           522     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.12            $ 6.62            --     2009
                                                                              10.33              5.12            --     2008
                                                                              10.00             10.33            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.69            $10.31            --     2009
                                                                              10.58              8.69            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.54            $10.33           255     2009
                                                                              10.09              7.54           319     2008
                                                                              10.00             10.09            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.20            $11.39           219     2009
                                                                              10.65             12.20           190     2008
                                                                              10.00             10.65           631     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.19            $11.27         1,829     2009
                                                                              10.48             10.19         1,786     2008
                                                                              10.00             10.48         3,867     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.83            $12.07           532     2009
                                                                              10.59             10.83           526     2008
                                                                              10.00             10.59           637     2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.52            $ 9.68            --     2009
                                                                              11.50              6.52            --     2008
                                                                              10.00             11.50            --     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.64            $ 9.23            --     2009
                                                                              10.90              6.64            --     2008
                                                                              10.00             10.90            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.37            $ 9.79            --     2009
                                                                              10.77              6.37            --     2008
                                                                              10.00             10.77           612     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.87            $11.83           114     2009
                                                                              15.02              6.87           198     2008
                                                                              10.00             15.02           118     2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.32            $ 8.76            --     2009
                                                                               9.70              7.32            --     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 5.65            $ 9.14            --     2009
                                                                              11.38              5.65            --     2008
                                                                              10.00             11.38            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 5.96            $ 7.47            --     2009
                                                                               9.50              5.96            --     2008
                                                                              10.00              9.50           858     2007
----------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

                                                                                                                  Page
The Company...................................................................................................... B-3

The Separate Account............................................................................................. B-3

Additional Information About the Guarantee Account............................................................... B-3

The Contracts.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

Termination of Participation Agreements.......................................................................... B-4

Calculation of Performance Data.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

Tax Matters...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

General Provisions............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

Legal Developments Regarding Employment-Related Benefit Plans.................................................... B-9

Regulation of Genworth Life Insurance Company of New York........................................................ B-9

Experts.......................................................................................................... B-9

Financial Statements............................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY), to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated April 30, 2010, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation NY" in our marketing materials. This contract (Foundation NY) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, AIM V.I.
  Capital Appreciation Fund -- Series I shares)
Invesco V.I. Global Real Estate Fund -- Series II shares (formerly, AIM V.I.
  Global Real Estate Fund -- Series II shares)
Invesco V.I. Large Cap Growth Fund -- Series I shares (formerly, AIM V.I. Large
  Cap Growth Fund -- Series I shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

DREYFUS:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS VARIABLE SERIES II:


DWS Dreman Small Mid Cap Value VIP -- Class B Shares

DWS Strategic Value VIP -- Class B Shares (formerly, DWS Dreman High Return
  Equity VIP -- Class B Shares)

DWS Technology VIP -- Class B Shares

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares


Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Total Return Fund -- Class 1 Shares/2/
Total Return Fund -- Class 3 Shares/2/

JPMORGAN INSURANCE TRUST:


JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1


JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1

JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 (formerly,
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1)

JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit,

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.
/2/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS......................................................  6

FEE TABLES.......................................................  8
   Examples...................................................... 11

SYNOPSIS......................................................... 12

CONDENSED FINANCIAL INFORMATION.................................. 15

THE COMPANY...................................................... 16

FINANCIAL CONDITION OF THE COMPANY............................... 16

THE SEPARATE ACCOUNT............................................. 17
   The Portfolios................................................ 17
   Subaccounts................................................... 19
   Voting Rights................................................. 25
   Asset Allocation Program...................................... 25

THE GUARANTEE ACCOUNT............................................ 35

CHARGES AND OTHER DEDUCTIONS..................................... 36
   Transaction Expenses.......................................... 36
       Surrender Charge.......................................... 36
       Exceptions to the Surrender Charge........................ 37
   Deductions from the Separate Account.......................... 37
   Charges for the Living Benefit Rider Options.................. 38
   Charges for the Death Benefit Rider Options................... 40
   Other Charges................................................. 40

THE CONTRACT..................................................... 41
   Purchase of the Contract...................................... 41
   Ownership..................................................... 42
   Assignment.................................................... 42
   Purchase Payments............................................. 43
   Valuation Day and Valuation Period............................ 43
   Allocation of Purchase Payments............................... 43
   Enhanced Payment Benefit Option............................... 44
   Valuation of Accumulation Units............................... 44

TRANSFERS........................................................ 45
   Transfers Before the Annuity Commencement Date................ 45
   Transfers from the Guarantee Account to the Subaccounts....... 45
   Transfers from the Subaccounts to the Guarantee Account....... 45
   Transfers Among the Subaccounts............................... 45
   Telephone/Internet Transactions............................... 46
   Confirmation of Transactions.................................. 47
   Special Note on Reliability................................... 47
   Transfers by Third Parties.................................... 47
   Special Note on Frequent Transfers............................ 47
   Dollar Cost Averaging Program................................. 49
   Defined Dollar Cost Averaging Program......................... 50
   Portfolio Rebalancing Program................................. 50
   Guarantee Account Interest Sweep Program...................... 51

SURRENDERS AND PARTIAL WITHDRAWALS...................................  51
   Surrenders and Partial Withdrawals................................  51
   Restrictions on Distributions from Certain Contracts..............  52
   Systematic Withdrawal Program.....................................  53
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.....  53
       Lifetime Income Plus Solution.................................  54
       Lifetime Income Plus 2008.....................................  66
       Lifetime Income Plus 2007.....................................  78
       Lifetime Income Plus..........................................  86
       Investment Strategy for Lifetime Income Plus and Lifetime
         Income Plus 2007............................................  97

DEATH OF OWNER AND/OR ANNUITANT......................................  97
   Distribution Provisions Upon Death of Owner or Joint Owner........  97
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...............................................  98
   Basic Death Benefit...............................................  98
   Annual Step-Up Death Benefit Rider Option.........................  98
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold................................................  99
   How to Claim Proceeds and/or Death Benefit Payments...............  99
   Distribution Rules................................................ 101

INCOME PAYMENTS...................................................... 102
   Optional Payment Plans............................................ 103
   Variable Income Payments.......................................... 104
   Transfers After the Annuity Commencement Date..................... 105
   Payment Protection Rider Options.................................. 105
       Payment Optimizer Plus........................................ 105
       Principal Protection Advantage................................ 115

TAX MATTERS.......................................................... 122
   Introduction...................................................... 122
   Taxation of Non-Qualified Contracts............................... 122
   Section 1035 Exchanges............................................ 125
   Qualified Retirement Plans........................................ 125
   Federal Income Tax Withholding.................................... 129
   State Income Tax Withholding...................................... 129
   Tax Status of the Company......................................... 129
   Federal Estate Taxes.............................................. 129
   Generation-Skipping Transfer Tax.................................. 130
   Annuity Purchases by Residents of Puerto Rico..................... 130
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations.................................................... 130
   Foreign Tax Credits............................................... 130
   Changes in the Law................................................ 130

REQUESTING PAYMENTS.................................................. 130

SALE OF THE CONTRACTS................................................ 131

ADDITIONAL INFORMATION............................................... 132
   Owner Questions................................................... 132
   Return Privilege.................................................. 132
   State Regulation.................................................. 133
   Evidence of Death, Age, Gender, Marital Status or Survival........ 133
   Records and Reports............................................... 133
   Other Information................................................. 133
   Exemption to File Periodic Reports................................ 133
   Legal Proceedings................................................. 133

APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS............... A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION........................ B-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

INCOME START DATE -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under for Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   -------------------
 Transfer Charge                                      $10.00/3/
----------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                               $30.00/1/
--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.15%
--------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                         1.45%
--------------------------------------------------------------------------------------------------------------------
OPTIONAL BENEFIT (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE
 ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
 Enhanced Payment Benefit Option                                       0.15%                       0.15%
--------------------------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3,8/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/9/          Maximum Charge/2,9/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE
 CHARGE IS TAKEN)/10/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/2/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------

/1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/ Lifetime Income Plus is not available for contracts issued on or after May
    1, 2007.

/5/ Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/ Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/7/ Payment Optimizer Plus is not available for contracts issued after October
    17, 2008.

/8/ We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

  Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/9/ The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                              Current Charge
                                                                                        ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          0.85% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     0.85% of benefit base PLUS
                                                                                        0.15% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     0.85% of benefit base PLUS
                                                                                        0.40% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                                              Maximum Charge
                                                                                        ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          2.00% of benefit base
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     2.00% of benefit base PLUS
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     2.00% of benefit base PLUS
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------

/10/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/               MINIMUM MAXIMUM
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)     0.59%   2.47%
----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 2.47%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,248      $2,670      $4,022       $7,350


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $605       $2,052      $3,510       $7,211


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $721       $2,172      $3,635       $7,350


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death
     Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHAT OPTIONAL BENEFITS ARE AVAILABLE IN THIS PROSPECTUS? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

THE ENHANCED PAYMENT BENEFIT OPTION. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

THE "LIVING BENEFIT RIDER OPTIONS." We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. Four other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus Solution, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.


THE DEATH BENEFIT RIDER OPTIONS. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit provided under the contract.


The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. CAPITAL APPRECIATION  Long-term growth of capital.
INSURANCE FUNDS          FUND -- SERIES I SHARES
(INVESCO VARIABLE        (FORMERLY, AIM V.I. CAPITAL
INSURANCE FUNDS)         APPRECIATION FUND -- SERIES I
                         SHARES)
                         ---------------------------------------------------------------------------
                         INVESCO V.I. GLOBAL REAL ESTATE    Total return through growth of capital
                         FUND -- SERIES II SHARES           and current income.
                         (FORMERLY, AIM V.I. GLOBAL REAL
                         ESTATE FUND -- SERIES II SHARES)
                         ---------------------------------------------------------------------------
                         INVESCO V.I. LARGE CAP GROWTH      Long-term growth of capital
                         FUND -- SERIES I SHARES
                         (FORMERLY, AIM V.I. LARGE CAP
                         GROWTH FUND -- SERIES I SHARES)
                         ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
SERIES FUND, INC.        CLASS B                            determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP INCOME & GROWTH FUND --         The fund seeks capital growth by
VARIABLE PORTFOLIOS,     CLASS I                            investing in common stock. Income is
INC.                                                        a secondary objective.
                         ---------------------------------------------------------------------------
                         VP INTERNATIONAL FUND -- CLASS I   The fund seeks capital growth.

                         ---------------------------------------------------------------------------
                         VP ULTRA(R) FUND -- CLASS I        The fund seeks long-term capital
                                                            growth.
                         ---------------------------------------------------------------------------
                         VP VALUE FUND -- CLASS I           The fund seeks long-term capital
                                                            growth. Income is a secondary
                                                            objective.
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         ---------------------------------------------------------------------------
DREYFUS                  DREYFUS INVESTMENT PORTFOLIOS      Seeks investment returns that are
                         MIDCAP STOCK PORTFOLIO -- INITIAL  greater than the total return
                         SHARES                             performance of publicly traded
                                                            common stocks of medium-size
                                                            domestic companies in the aggregate,
                                                            as represented by the Standard &
                                                            Poor's MidCap 400(R) Index.
                         ---------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.




---------------------------------------------------------------------------
Total return through growth of capital  Invesco Advisers, Inc. (subadvised
and current income.                     by Invesco Asset Management
      Limited)

---------------------------------------------------------------------------
Long-term growth of capital             Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------
The fund seeks capital growth by        American Century Investment
investing in common stock. Income is    Management, Inc.
a secondary objective.
---------------------------------------------------------------------------
The fund seeks capital growth.          American Century Global
                                        Investment Management, Inc.
---------------------------------------------------------------------------
The fund seeks long-term capital        American Century Investment
growth.                                 Management, Inc.
---------------------------------------------------------------------------
The fund seeks long-term capital        American Century Investment
growth. Income is a secondary           Management, Inc.
objective.
---------------------------------------------------------------------------
The fund pursues long-term total        American Century Investment
return using a strategy that seeks to   Management, Inc.
protect against U.S. inflation.
---------------------------------------------------------------------------
Seeks investment returns that are       The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
---------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
                       DREYFUS VARIABLE INVESTMENT FUND   The portfolio seeks as high a level of
                       -- MONEY MARKET PORTFOLIO          current income as is consistent with the
                                                          preservation of capital and the
                                                          maintenance of liquidity. As a money
                                                          market fund, the portfolio is subject to
                                                          maturity, quality and diversification
                                                          requirements designed to help it
                                                          maintain a stable share price of $1.00.
                       -----------------------------------------------------------------------------
                       THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                       GROWTH FUND, INC. -- INITIAL       income as a secondary objective.
                       SHARES
                       -----------------------------------------------------------------------------
DWS VARIABLE           DWS DREMAN SMALL MID CAP           Seeks long-term capital appreciation.
SERIES II              VALUE VIP -- CLASS B SHARES

                       -----------------------------------------------------------------------------
                       DWS STRATEGIC VALUE VIP --         Seeks to achieve a high rate of total
                       CLASS B SHARES (FORMERLY, DWS      return.
                       DREMAN HIGH RETURN EQUITY VIP
                       -- CLASS B SHARES)
                       -----------------------------------------------------------------------------
                       DWS TECHNOLOGY VIP -- CLASS B      Seeks growth of capital.
                       SHARES
                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                     income.
                       -----------------------------------------------------------------------------
                       VT WORLDWIDE HEALTH SCIENCES       Seeks long-term capital growth by
                       FUND                               investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS     SERVICE CLASS 2
FUND









                       -----------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                       SERVICE CLASS 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       -----------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation. The fund
VARIABLE INSURANCE     SECURITIES FUND -- CLASS 2 SHARES  normally invests at least 80% of its net
PRODUCTS TRUST                                            assets in investments of large
                                                          capitalization companies.
                       -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
 Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
        Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
 Company (FMR) (subadvised by
                    FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund      Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
-----------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets, and
                                                       normally invests predominantly in
                                                       equity securities.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      TOTAL RETURN FUND/1/               Seeks the highest total return,
FUNDS, INC.                                            composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMORGAN INSURANCE TRUST CORE      Seeks to maximize total return by
TRUST               BOND PORTFOLIO -- CLASS 1          investing primarily in a diversified
                                                       portfolio of intermediate- and long-
                                                       term debt securities.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST EQUITY    Seeks investment results that
                    INDEX PORTFOLIO -- CLASS 1         correspond to the aggregate price and
                                                       dividend performance of securities in
                                                       the Standard & Poor's 500 Composite
                                                       Stock Price Index (S&P 500 Index).
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks to provide high total return from
                    INTERNATIONAL EQUITY PORTFOLIO --  a portfolio of equity securities of
                    CLASS 1                            foreign companies. Total return
                                                       consists of capital growth and current
                                                       income.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks to provide long-term capital
                    INTREPID GROWTH PORTFOLIO --       growth.
                    CLASS 1
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks long-term capital growth by
                    INTREPID MID CAP PORTFOLIO --      investing primarily in equity securities
                    CLASS 1                            of companies with intermediate
                                                       capitalizations.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST MID       Seeks capital growth over the long
                    CAP GROWTH PORTFOLIO -- CLASS 1    term.
                    (FORMERLY, JPMORGAN INSURANCE
                    TRUST DIVERSIFIED MID CAP GROWTH
                    PORTFOLIO -- CLASS 1)
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST MID       Seeks capital appreciation with the
                    CAP VALUE PORTFOLIO -- CLASS 1     secondary goal of achieving current
                                                       income by investing in equity
                                                       securities.
                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Management
investing primarily in a diversified       Inc., an indirect, wholly-owned
portfolio of intermediate- and long-       subsidiary of JPMorgan Chase & Co.
term debt securities.
------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Management
correspond to the aggregate price and      Inc., an indirect, wholly-owned
dividend performance of securities in      subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Management
a portfolio of equity securities of        Inc., an indirect, wholly-owned
foreign companies. Total return            subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Management
growth.                                    Inc., an indirect, wholly-owned
                                           subsidiary of JPMorgan Chase & Co.
------------------------------------------------------------------------------
Seeks long-term capital growth by          JPMorgan Investment Management
investing primarily in equity securities   Inc., an indirect, wholly-owned
of companies with intermediate             subsidiary of JPMorgan Chase & Co.
capitalizations.
------------------------------------------------------------------------------
Seeks capital growth over the long         JPMorgan Investment Management
term.                                      Inc., an indirect, wholly-owned
                                           subsidiary of JPMorgan Chase & Co.


------------------------------------------------------------------------------
Seeks capital appreciation with the        J.P. Morgan Investment Management
secondary goal of achieving current        Inc., an indirect, wholly-owned
income by investing in equity              subsidiary of JPMorgan Chase & Co.
securities.
------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST SMALL    Seeks capital growth over the long
                      CAP CORE PORTFOLIO -- CLASS 1     term.

                      ------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST U.S.     Seeks to provide high total return from
                      EQUITY PORTFOLIO -- CLASS 1       a portfolio of selected equity securities.


                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK     The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES    seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES -- The fund's investment objective is to
                      SERVICE CLASS SHARES              seek total return with an emphasis on
                                                        high current income, but also
                                                        considering capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --     The fund's investment objective is to
                      SERVICE CLASS SHARES              seek total return.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL               Seeks capital appreciation by investing
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE   in securities of well-known established
                      SHARES                            companies.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET FUND/     Seeks high total return.
                      VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL     Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        HIGH YIELD PORTFOLIO --           Seeks maximum total return,
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      ------------------------------------------------------------------------------
                      LOW DURATION PORTFOLIO --         Seeks maximum total return,
                      ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital
                                                        and prudent investment management.
                      ------------------------------------------------------------------------------


                                               ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                      AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return.                          Company
-------------------------------------------------------------------------------
Seeks capital appreciation by investing     OppenheimerFunds, Inc.
in securities of well-known established
companies.
-------------------------------------------------------------------------------
Seeks high total return.                    OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Seeks capital appreciation.                 OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after January 5, 2009:


                                                                                   ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                    --------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES  Seeks to maximize income while       Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES      maintaining prospects for capital
PRODUCTS TRUST                                  appreciation. The fund normally
                                                invests in both equity and debt
                                                securities.
                    --------------------------------------------------------------------------------------------

                                                                            ADVISER (AND SUB-ADVISER(S),
  SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
  ---------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
  FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
  SHARES/1/                         normally invests equal portions in
                                    Class 1 shares of Franklin Income
                                    Securities Fund; Mutual Shares
                                    Securities Fund; and Templeton
                                    Growth Securities Fund.
  ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR

PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares

       Total Return Fund -- Class 3 Shares

   PIMCO Variable Insurance Trust:
       High Yield Portfolio -- Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc.,

MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset

Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.


After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.


GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation

Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.


If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 16, 2010, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            BUILD YOUR OWN
                                        ASSET ALLOCATION MODEL
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed to, generally, allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


          EFFECTIVE AFTER THE CLOSE OF BUSINESS ON FEBRUARY 12, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      3%      4%      6%      7%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      3%      5%      7%      7%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      4%      6%      6%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      4%      6%      6%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           4%      8%     12%     15%     23%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       4%      8%     12%     15%     23%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     2%      3%      4%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      5%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        40%     30%     20%      5%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     31%     21%     11%      4%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 16, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           1%      2%      3%      4%      6%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           4%      9%     12%     16%     20%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            1%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      2%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            1%      2%      4%      5%      6%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        40%     30%     20%      6%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      6%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL




CORE ASSET CLASS                                                                                          FIXED INCOME ASSET
(20% TO 80%)                                                     SPECIALTY ASSET CLASS (0% TO 20%)        CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Technology      JPMorgan Insurance Trust
 Class B                                                       Portfolio -- Class B                     Core Bond Portfolio --
American Century VP Income & Growth Fund -- Class I           American Century VP Inflation             Class 1
American Century VP Value Fund -- Class I                      Protection Fund -- Class II             PIMCO VIT Low Duration
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial  American Century VP International Fund    Portfolio --
 Shares                                                        -- Class I                               Administrative Class
DWS Strategic Value VIP -- Class B Shares                     American Century VP Ultra(R) Fund --      Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Class I
Fidelity VIP Equity-Income Portfolio -- Service Class 2       Dreyfus Investment Portfolios -- MidCap
Franklin Templeton VIP Large Cap Growth Securities Fund --     Stock Portfolio -- Initial Shares
 Class 2 Shares                                               DWS Dreman Small Mid Cap Value VIP --
Franklin Templeton VIP Mutual Shares Securities Fund --        Class B Shares
 Class 2 Shares                                               DWS Technology VIP -- Class B Shares
Franklin Templeton VIP Templeton Foreign Securities Fund --   Eaton Vance VT Floating-Rate Income Fund
 Class 2 Shares                                               Fidelity VIP Mid Cap Portfolio --
Franklin Templeton VIP Templeton Growth Securities Fund --     Service Class 2
 Class 2 Shares                                               Invesco V.I. Capital Appreciation Fund
GE Investments Funds Total Return Fund -- Class 3 Shares       -- Series I shares
Invesco V.I. Large Cap Growth Fund -- Series I shares         Invesco V.I. Global Real Estate Fund --
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1     Series II shares
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1  JPMorgan Insurance Trust Intrepid Mid
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      Cap Portfolio -- Class 1
MFS(R) VIT Total Return Series -- Service Class Shares        JPMorgan Insurance Trust Mid Cap Growth
Oppenheimer Capital Appreciation Fund/VA -- Service Shares     Portfolio -- Class 1
Oppenheimer Main Street Fund/VA -- Service Shares             MFS(R) VIT Strategic Income Series --
                                                               Service Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;


  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;


  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

   NUMBER OF      SURRENDER CHARGE
   COMPLETED     AS A PERCENTAGE OF
 YEARS SINCE WE  THE SURRENDERED OR
  RECEIVED THE       WITHDRAWN
PURCHASE PAYMENT  PURCHASE PAYMENT
-----------------------------------
       0                 8%
       1                 8%
       2                 7%
       3                 7%
       4                 6%
       5                 5%
       6                 4%
       7                 2%
   8 or more             0%
-----------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                  SURRENDER CHARGE
   NUMBER OF     AS A PERCENTAGE OF
   COMPLETED      THE SURRENDERED
 YEARS SINCE WE          OR
  RECEIVED THE       WITHDRAWN
PURCHASE PAYMENT  PURCHASE PAYMENT
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit
           Single Annuitant Contract        0.75% of benefit base
           -------------------------------------------------------------
           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrender and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . Enhanced payments are not considered "purchase payments" for purposes of the contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of

Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund --Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:


   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.


If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDER OPTIONS

We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007, and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007 and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.


Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options.

The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that enhanced payments are not considered "purchase payments" for purposes of the contract and this rider. Therefore any applicable enhanced payment will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the enhanced payment or any related earnings, since the enhanced payment and any related earnings will be reflected in the Contract Value. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets

       (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR SERVICE CENTER AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by
(b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

      (A) THE CONTRACT VALUE;

      (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

      (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.


PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS.

At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

      LIFETIME INCOME PLUS SOLUTION WITHOUT THE PRINCIPAL PROTECTION DEATH
      BENEFIT
        Single or Joint Annuitant Contract     0.95% of benefit base
      ----------------------------------------------------------------------
      LIFETIME INCOME PLUS SOLUTION WITH THE PRINCIPAL PROTECTION DEATH
      BENEFIT -- ANNUITANT AGE 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.20% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------

      LIFETIME INCOME PLUS SOLUTION WITH THE PRINCIPAL PROTECTION DEATH
      BENEFIT -- ANNUITANT AGE 71-85
        Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                             0.50% of value of Principal
                                             Protection Death Benefit
      -------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

      LIFETIME INCOME PLUS SOLUTION WITHOUT THE PRINCIPAL PROTECTION DEATH
      BENEFIT
        Single or Joint Annuitant Contract     0.85% of benefit base
      ----------------------------------------------------------------------
      LIFETIME INCOME PLUS SOLUTION WITH THE PRINCIPAL PROTECTION DEATH
      BENEFIT -- ANNUITANT AGE 45-70
        Single or Joint Annuitant Contract     0.85% of benefit base PLUS
                                               0.15% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------
      LIFETIME INCOME PLUS SOLUTION WITH THE PRINCIPAL PROTECTION DEATH
      BENEFIT -- ANNUITANT AGE 71-85
        Single or Joint Annuitant Contract     0.85% of benefit base PLUS
                                               0.40% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68             27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69             14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70              1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68             25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69             12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.


References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;
       and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.


PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54             97,205             --        94,418        100,000     112,360       112,360      100,000
    55             94,418             --        91,637        100,000     119,102       119,102      100,000
    56             91,637             --        88,857        100,000     126,248       126,248      100,000
    57             88,857             --        86,076        100,000     133,823       133,823      100,000
    58             86,076             --        83,291        100,000     141,852       141,852      100,000
    59             83,291             --        80,497        100,000     150,363       150,363      100,000
    60             80,497             --        77,692        100,000     159,385       159,385      100,000
    61             77,692             --        74,871        100,000     168,948       168,948      100,000
    62             74,871             --        72,030        100,000     179,085       179,085      100,000
    63             72,030             --        69,166        100,000     189,830       189,830      100,000
    64             69,166             --        66,274        100,000     201,220       201,220      100,000
    65             66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66             51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67             37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68             23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69              9,296         11,731            --        100,000     213,293       213,293           --
    70                 --         11,731            --        100,000     213,293       213,293           --
    71                 --         11,731            --        100,000     213,293       213,293           --
    72                 --         11,731            --        100,000     213,293       213,293           --
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54             97,055             --        94,121        100,000     112,360       112,360      100,000
    55             94,121             --        91,196        100,000     119,102       119,102      100,000
    56             91,196             --        88,275        100,000     126,248       126,248      100,000
    57             88,275             --        85,356        100,000     133,823       133,823      100,000
    58             85,356             --        82,435        100,000     141,852       141,852      100,000
    59             82,435             --        79,508        100,000     150,363       150,363      100,000
    60             79,508             --        76,573        100,000     159,385       159,385      100,000
    61             76,573             --        73,624        100,000     168,948       168,948      100,000
    62             73,624             --        70,658        100,000     179,085       179,085      100,000
    63             70,658             --        67,672        100,000     189,830       189,830      100,000
    64             67,672             --        64,659        100,000     201,220       201,220      100,000
    65             64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66             49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67             35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68             21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69              7,397         11,731            --        100,000     213,293       213,293       41,344
    70                 --         11,731            --        100,000     213,293       213,293       29,613
    71                 --         11,731            --        100,000     213,293       213,293       17,882
    72                 --         11,731            --        100,000     213,293       213,293        6,151
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74             97,205             --        94,418        100,000     112,360       112,360      100,000
    75             94,418             --        91,637        100,000     119,102       119,102      100,000
    76             91,637             --        88,857        100,000     126,248       126,248      100,000
    77             88,857             --        86,076        100,000     133,823       133,823      100,000
    78             86,076             --        83,291        100,000     141,852       141,852      100,000
    79             83,291             --        80,497        100,000     150,363       150,363      100,000
    80             80,497             --        77,692        100,000     159,385       159,385      100,000
    81             77,692             --        74,871        100,000     168,948       168,948      100,000
    82             74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83             59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84             44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85             29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86             15,126         12,536           915        100,000     179,085       179,085        1,683
    87                915         12,536            --        100,000     179,085       179,085           --
    88                 --         12,536            --        100,000     179,085       179,085           --
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85             25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86             10,998         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67            101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68            102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69            104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70            106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71            108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72            109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73            111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74            113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75            115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76            117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77            119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78            122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79            124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80            126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81            128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82            130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83            133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84            135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85            137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86            140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87            142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88            145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89            147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90            150,244         8,263         152,873       150,244     106,000       150,244      152,873
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) PLUS (b) PLUS (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE

    MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE
     PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------------
    63           $100,000            --        $98,000       $100,000    $105,000    $100,000
    64             98,000            --         96,040        100,000     110,000     100,000
    65             96,040            --         94,119        100,000     115,000     100,000
    66             94,119            --         92,237        100,000     120,000     100,000
    67             92,237            --         90,392        100,000     125,000     100,000
    68             90,392            --         88,584        100,000     130,000     100,000
    69             88,584            --         86,813        100,000     135,000     100,000
    70             86,813        $8,400         76,676        100,000     140,000      91,600
    71             76,676         8,400         66,743        100,000     140,000      83,200
    72             66,743         8,400         57,008        100,000     140,000      74,800
    73             57,008         8,400         47,468        100,000     140,000      66,400
    74             47,468         8,400         38,088        100,000     140,000      58,000
    75             38,088         8,400         28,897        100,000     140,000      49,600
    76             28,897         8,400         19,889        100,000     140,000      41,200
    77             19,889         8,400         11,061        100,000     140,000      32,800
    78             11,061         8,400          2,410        100,000     140,000      24,400
    79              2,410         8,400             --        100,000     140,000      16,000
    80                 --         8,400             --        100,000     140,000       7,600
    81                 --         8,400             --        100,000     140,000          --
    82                 --         8,400             --        100,000     140,000          --
    83                 --         8,400             --        100,000     140,000          --
    84                 --         8,400             --        100,000     140,000          --
    85                 --         8,400             --        100,000     140,000          --
    86                 --         8,400             --        100,000     140,000          --
    87                 --         8,400             --        100,000     140,000          --
    88                 --         8,400             --        100,000     140,000          --
    89                 --         8,400             --        100,000     140,000          --
    90                 --         8,400             --        100,000     140,000          --
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------------
    78           $100,000            --        $98,000       $100,000    $105,000    $100,000
    79             98,000            --         96,040        100,000     110,000     100,000
    80             96,040            --         94,119        100,000     115,000     100,000
    81             94,119            --         92,237        100,000     120,000     100,000
    82             92,237        $8,750         81,642        100,000     125,000      91,250
    83             81,642         8,750         71,259        100,000     125,000      82,500
    84             71,259         8,750         61,084        100,000     125,000      73,750
    85             61,084         8,750         51,112        100,000     125,000      65,000
    86             51,112         8,750         41,340        100,000     125,000      56,250
    87             41,340         8,750         31,733        100,000     125,000      47,500
    88             31,733         8,750         22,319        100,000     125,000      38,750
    89             22,319         8,750         13,092        100,000     125,000      30,000
    90             13,092         8,750          4,050        100,000     125,000      21,250
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------------
    66           $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67            102,225         5,775         104,628       102,225     105,000     104,628
    68            104,628         5,775         107,223       104,628     105,000     107,223
    69            107,223         5,897         109,904       107,223     105,000     109,904
    70            109,904         6,045         112,651       109,904     105,000     112,651
    71            112,651         6,196         115,468       112,651     105,000     115,468
    72            115,468         6,351         118,354       115,468     105,000     118,354
    73            118,354         6,509         121,313       118,354     105,000     121,313
    74            121,313         6,672         124,346       121,313     105,000     124,346
    75            124,346         6,839         127,455       124,346     105,000     127,455
    76            127,455         7,010         130,641       127,455     105,000     130,641
    77            130,641         7,185         133,907       130,641     105,000     133,907
    78            133,907         7,365         137,255       133,907     105,000     137,255
    79            137,255         7,549         140,686       137,255     105,000     140,686
    80            140,686         7,738         144,203       140,686     105,000     144,203
    81            144,203         7,931         147,808       144,203     105,000     147,808
    82            147,808         8,129         151,504       147,808     105,000     151,504
    83            151,504         8,333         155,291       151,504     105,000     155,291
    84            155,291         8,541         159,174       155,291     105,000     159,174
    85            159,174         8,755         163,153       159,174     105,000     163,153
    86            163,153         8,973         167,232       163,153     105,000     167,232
    87            167,232         9,198         171,412       167,232     105,000     171,412
    88            171,412         9,428         175,698       171,412     105,000     175,698
    89            175,698         9,663         180,090       175,698     105,000     180,090
    90            180,090         9,905         184,592       180,090     105,000     184,592
-----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

NOTIFICATION. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


                      RESTORE PROVISION                                                 RESET PROVISION
---------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life  You may reset on a contract anniversary periodically after your
of this rider.                                                  Benefit Date.
---------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment       You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the     Strategy available as of the date of the reset.
reduction in benefits.
---------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge   Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the    rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                          daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current          Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                  Value as of the date you reset your benefit.
---------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original  The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                          Withdrawal Factor.
---------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value    The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.             and total purchase payments less Gross Withdrawals.
---------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.


RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;


   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
--------------------------------------------------------------------------
65      $104,000        $5,500        $96,420       $100,000     $94,500
66        96,420         5,500         88,992        100,000      89,000
67        88,992         5,500         81,712        100,000      83,500
68        81,712         5,500         74,578        100,000      78,000
69        74,578         5,500         67,586        100,000      72,500
70        67,586         5,500         60,734        100,000      67,000
71        60,734         5,500         54,020        100,000      61,500
72        54,020         5,500         47,439        100,000      56,000
73        47,439         5,500         40,990        100,000      50,500
74        40,990         5,500         34,641        100,000      45,000
75        34,641         5,500         28,418        100,000      39,500
76        28,418         5,500         22,319        100,000      34,000
77        22,319         5,500         16,343        100,000      28,500
78        16,343         5,500         10,486        100,000      23,000
79        10,486         5,500          4,746        100,000      17,500
80         4,746         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
--------------------------------------------------------------------------
65      $100,000        $5,500        $102,500      $100,000     $94,500
66       102,500         5,638         105,063       102,500      88,863
67       105,063         5,778         107,689       105,063      83,084
68       107,689         5,923         110,381       107,689      77,161
69       110,381         6,071         113,141       110,381      71,090
70       113,141         6,223         115,969       113,141      64,867
71       115,969         6,378         118,869       115,969      58,489
72       118,869         6,538         121,840       118,869      51,951
73       121,840         6,701         124,886       121,840      45,250
74       124,886         6,869         128,008       124,886      38,381
75       128,008         7,040         131,209       128,008      31,341
76       131,209         7,216         134,489       131,209      24,124
77       134,489         7,397         137,851       134,489      16,728
78       137,851         7,582         141,297       137,851       9,146
79       141,297         7,771         144,830       141,297       1,374
80       144,830         7,966         148,451       144,830           0
81       148,451         8,165         152,162       148,451           0
82       152,162         8,369         155,966       152,162           0
83       155,966         8,578         159,865       155,966           0
84       159,865         8,793         163,862       159,865           0
85       163,862         9,012         167,958       163,862           0
86       167,958         9,238         172,157       167,958           0
87       172,157         9,469         176,461       172,157           0
88       176,461         9,705         180,873       176,461           0
89       180,873         9,948         185,394       180,873           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
--------------------------------------------------------------------------
65      $104,000        $ 5,500       $106,820      $100,000     $94,500
66       106,820          5,875        109,491       106,820      88,625
67       109,491          6,022        112,228       109,491      82,603
68       112,228          6,173        115,033       112,228      76,430
69       115,033          6,327        117,909       115,033      70,104
70       117,909          6,485        120,857       117,909      63,619
71       120,857          6,647        123,878       120,857      56,971
72       123,878          6,813        126,975       123,878      50,158
73       126,975          6,984        130,150       126,975      43,174
74       130,150          7,158        133,404       130,150      36,016
75       133,404          7,337        136,739       133,404      28,679
76       136,739          7,521        140,157       136,739      21,158
77       140,157          7,709        143,661       140,157      13,450
78       143,661          7,901        147,253       143,661       5,548
79       147,253          8,099        150,934       147,253           0
80       150,934          8,301        154,707       150,934           0
81       154,707          8,509        158,575       154,707           0
82       158,575          8,722        162,539       158,575           0
83       162,539          8,940        166,603       162,539           0
84       166,603          9,163        170,768       166,603           0
85       170,768          9,392        175,037       170,768           0
86       175,037          9,627        179,413       175,037           0
87       179,413          9,868        183,898       179,413           0
88       183,898         10,114        188,496       183,898           0
89       188,496         10,367        193,208       188,496           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

    CONTRACT
    VALUE -    WITHDRAWALS  CONTRACT     WITHDRAWAL   WITHDRAWAL  RIDER DEATH
    BEGINNING    TAKEN -     VALUE -   LIMIT - BEFORE   BASE -     BENEFIT -
AGE OF YEAR    END OF YEAR END OF YEAR   WITHDRAWAL   END OF YEAR END OF YEAR
-----------------------------------------------------------------------------
65  $100,000     $7,000     $101,000       $5,500      $ 93,000     $93,000
66   101,000      7,000      102,080        5,555        94,000      86,000
67   102,080      7,000      103,246        5,614        95,080      79,000
68   103,246      7,000      104,506        5,679        96,246      72,000
69   104,506      7,000      105,867        5,748        97,506      65,000
70   105,867      7,000      107,336        5,823        98,867      58,000
71   107,336      7,000      108,923        5,903       100,336      51,000
72   108,923      7,000      110,637        5,991       101,923      44,000
73   110,637      7,000      112,488        6,085       103,637      37,000
74   112,488      7,000      114,487        6,187       105,488      30,000
75   114,487      7,000      116,645        6,297       107,487      23,000
76   116,645      7,000      118,977        6,416       109,645      16,000
77   118,977      7,000      121,495        6,544       111,977       9,000
78   121,495      7,000      124,215        6,682       114,495       2,000
79   124,215      7,000      127,152        6,832       117,215           0
80   127,152      7,000      130,324        6,993       120,152           0
81   130,324      7,000      133,750        7,168       123,324           0
82   133,750      7,000      137,450        7,356       126,750           0
83   137,450      7,000      141,446        7,560       130,450           0
84   141,446      7,000      145,762        7,780       134,446           0
85   145,762      7,000      150,423        8,017       138,762           0
86   150,423      7,000      155,457        8,273       143,423           0
87   155,457      7,000      160,893        8,550       148,457           0
88   160,893      7,000      166,765        8,849       153,893           0
89   166,765      7,000      173,106        9,172       159,765           0
-----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

    CONTRACT
     VALUE -  WITHDRAWALS  CONTRACT     WITHDRAWAL   WITHDRAWAL  RIDER DEATH
    BEGINNING   TAKEN -     VALUE -   LIMIT - BEFORE   BASE -     BENEFIT -
AGE  OF YEAR  END OF YEAR END OF YEAR   WITHDRAWAL   END OF YEAR END OF YEAR
----------------------------------------------------------------------------
65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
66   105,320     7,000      106,746        5,793        98,320      86,000
67   106,746     7,000      108,285        5,871        99,746      79,000
68   108,285     7,000      109,948        5,956       101,285      72,000
69   109,948     7,000      111,744        6,047       102,948      65,000
70   111,744     7,000      113,683        6,146       104,744      58,000
71   113,683     7,000      115,778        6,253       106,683      51,000
72   115,778     7,000      118,040        6,368       108,778      44,000
73   118,040     7,000      120,484        6,492       111,040      37,000
74   120,484     7,000      123,122        6,627       113,484      30,000
75   123,122     7,000      125,972        6,772       116,122      23,000
76   125,972     7,000      129,050        6,928       118,972      16,000
77   129,050     7,000      132,374        7,098       122,050       9,000
78   132,374     7,000      135,964        7,281       125,374       2,000
79   135,964     7,000      139,841        7,478       128,964           0
80   139,841     7,000      144,028        7,691       132,841           0
81   144,028     7,000      148,550        7,922       137,028           0
82   148,550     7,000      153,434        8,170       141,550           0
83   153,434     7,000      158,709        8,439       146,434           0
84   158,709     7,000      164,406        8,729       151,709           0
85   164,406     7,000      170,558        9,042       157,406           0
86   170,558     7,000      177,203        9,381       163,558           0
87   177,203     7,000      184,379        9,746       170,203           0
88   184,379     7,000      192,129       10,141       177,379           0
89   192,129     7,000      200,500       10,567       185,129           0
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Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION OF YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF DEATH BENEFIT RIDER OPTION WHEN CONTRACT ASSIGNED OR SOLD

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date


The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.


If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the

Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.


VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts", "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund
 -- Money Market Portfolio.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                    LEVEL   GUARANTEED CHANGE IN  ADJUSTMENT            NET
          ANNUAL   INCOME    PAYMENT   ADJUSTMENT  ACCOUNT             ANNUAL
 ANNUITY  INCOME   AMOUNT     FLOOR     ACCOUNT    BALANCE   MONTHLY INVESTMENT
  YEAR    AMOUNT  (MONTHLY) (MONTHLY)  (ANNUALLY) (MONTHLY)  INCOME    RETURN
 ------------------------------------------------------------------------------
   1      $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
   2        7,879     657       750       1,121      2,463      750     7.0%
   3        8,106     676       750         894      3,357      750     7.0%
   4        8,340     695       750         660      4,017      750     7.0%
   5        8,581     715       750         419      4,436      750     7.0%
   6        8,828     736       750         172      4,608      750     7.0%
   7        9,083     757       750         (83)     4,525      750     7.0%
   8        9,345     779       750        (345)     4,181      750     7.0%
   9        9,614     801       750        (614)     3,566      750     7.0%
   10       9,892     824       750        (892)     2,675      750     7.0%
   11      10,177     848       750      (1,177)     1,498      750     7.0%
   12      10,471     873       750      (1,471)        27      750     7.0%
   13      10,773     898       750         (27)         0      895     7.0%
   14      11,083     924       750           0          0      924     7.0%
   15      11,403     950       750           0          0      950     7.0%
   16      11,732     978       750           0          0      978     7.0%
   17      12,070   1,006       750           0          0    1,006     7.0%
   18      12,419   1,035       750           0          0    1,035     7.0%
   19      12,777   1,065       750           0          0    1,065     7.0%
   20      13,145   1,095       750           0          0    1,095     7.0%
 ------------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     ADDITIONAL
               MONTHLY                                 DEATH
        ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
 YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                     ADDITIONAL
               MONTHLY                                 DEATH
        ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
 YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
---------------------------------------------------------------
   1    $6,778  $565      $607     $607     $  502    $104,000
   2     6,517   543       607      607      1,265      96,720
   3     6,267   522       607      607      2,279      89,440
   4     6,026   502       607      607      3,534      82,160
   5     5,794   483       607      607      5,020      74,880
---------------------------------------------------------------



The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

THE ADJUSTMENT ACCOUNT.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                         GUARANTEED CHANGE IN  ADJUSTMENT               NET
          ANNUAL  LEVEL   PAYMENT   ADJUSTMENT  ACCOUNT    MONTHLY     ANNUAL
 ANNUITY  INCOME  INCOME   FLOOR     ACCOUNT    BALANCE     INCOME   INVESTMENT
  YEAR    AMOUNT  AMOUNT (MONTHLY)  (MONTHLY)  (ANNUALLY) (ANNUALLY)   RETURN
 ------------------------------------------------------------------------------
   1      $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
   2       12,600  1,050    1,100        600      1,800      1,100       7.9%
   3       13,200  1,100    1,100          0      1,800      1,100       7.7%
   4       13,800  1,150    1,100       -600      1,200      1,100       7.5%
   5       14,400  1,200    1,100     -1,200          0      1,100       7.3%
   6       15,000  1,250    1,100          0          0      1,250       7.1%
   7       15,600  1,300    1,100          0          0      1,300     -20.8%
   8       12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 ------------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     ADDITIONAL
               MONTHLY                                 DEATH
        ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
 YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
---------------------------------------------------------------
   1    $6,373  $531      $333     $531       $0      $100,000
   2     6,188   516       333      516        0        93,627
   3     6,008   501       333      501        0        87,439
   4     5,833   486       333      486        0        81,431
   5     5,663   472       333      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

TAX TREATMENT PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.


Legislation has been introduced in Congress to permit monthly income payments you receive after 2010 to be taxed as income payments instead of partial withdrawals. The Internal Revenue Service is expected to issue general guidance on this subject in the near future. Until such legislation is enacted or favorable guidance is issued, the treatment of such payments remains uncertain. We suggest that you discuss these developments with your tax adviser.


Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.


Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Principal Protection Advantage" provision in the "Principal Protection Advantage" section of the prospectus.


ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.


The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.


After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, $6.2 million, $14.5 million, and $17.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2008, 2007 and 2006, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Foundation NY) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.


LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO SHOW HOW THE BASIC DEATH BENEFIT WORKS BASED ON PURELY HYPOTHETICAL VALUES AND IS NOT INTENDED TO DEPICT INVESTMENT PERFORMANCE OF THE CONTRACT.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
AGE          YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        PURCHASE CONTRACT     BASIC
 DATE   PAYMENT   VALUE   DEATH BENEFIT
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                             DEATH
END OF ANNUITANT'S CONTRACT BENEFIT
YEAR       AGE      VALUE   AMOUNT
------------------------------------
  1        76      $103,000 $103,000
  2        77       112,000  112,000
  3        78        90,000  112,000
  4        79       135,000  135,000
  5        80       130,000  135,000
  6        81       150,000  135,000
  7        82       125,000  135,000
  8        83       145,000  135,000
------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                            NO RIDER OPTION ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.27            $ 7.48         1,941     2009
                                                                           11.07              6.27         1,993     2008
                                                                           10.03             11.07         2,546     2007
                                                                            9.57             10.03         1,476     2006
                                                                            8.92              9.57            --     2005
                                                                            8.49              8.92            --     2004
                                                                            6.65              8.49            --     2003
                                                                            8.92              6.65            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 8.15            $10.53        13,474     2009
                                                                           14.96              8.15        13,789     2008
                                                                           16.11             14.96         8,282     2007
                                                                           11.49             16.11         5,201     2006
                                                                           10.00             11.49         1,941     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 7.07            $ 8.78         2,192     2009
                                                                           11.63              7.07         2,223     2008
                                                                           10.20             11.63         2,866     2007
                                                                           10.00             10.20         2,506     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.01            $ 8.60            --     2009
                                                                           10.19              7.01            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.29            $ 8.65        45,422     2009
                                                                           12.48              7.29        44,311     2008
                                                                           12.08             12.48        30,058     2007
                                                                           10.47             12.08        32,430     2006
                                                                           10.16             10.47        16,532     2005
                                                                            9.27             10.16        10,712     2004
                                                                            7.12              9.27             1     2003
                                                                            9.29              7.12            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 5.76            $ 7.78        18,873     2009
                                                                            9.71              5.76        22,786     2008
                                                                            8.68              9.71        19,179     2007
                                                                            8.86              8.68        15,225     2006
                                                                            7.83              8.86         9,781     2005
                                                                            7.33              7.83         2,754     2004
                                                                            6.03              7.33             1     2003
                                                                            8.85              6.03            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.43            $11.34        45,669
                                                                                     10.76             10.43        46,299
                                                                                      9.97             10.76        11,310
                                                                                      9.96              9.97         9,109
                                                                                     10.00              9.96         3,031
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $10.55            $12.28         9,086
                                                                                     16.37             10.55         9,096
                                                                                     16.62             16.37         9,596
                                                                                     14.41             16.62         9,003
                                                                                     13.97             14.41         3,345
                                                                                     12.55             13.97            --
                                                                                      9.84             12.55            --
                                                                                     10.00              9.84            --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $11.77            $15.51        25,715
                                                                                     21.64             11.77        29,977
                                                                                     18.60             21.64        27,642
                                                                                     15.10             18.60        16,250
                                                                                     13.53             15.10           684
                                                                                     11.94             13.53           310
                                                                                      9.73             11.94            --
                                                                                     10.00              9.73            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 8.54            $11.31        11,378
                                                                                     14.80              8.54        13,149
                                                                                     12.41             14.80        13,909
                                                                                     13.02             12.41        14,154
                                                                                     12.93             13.02         8,369
                                                                                     11.86             12.93           989
                                                                                      9.63             11.86            --
                                                                                     10.00              9.63            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $11.62            $13.73        21,503
                                                                                     16.11             11.62        18,299
                                                                                     17.23             16.11        14,363
                                                                                     14.73             17.23        15,115
                                                                                     14.23             14.73        10,165
                                                                                     12.63             14.23         1,931
                                                                                      9.94             12.63             1
                                                                                     10.00              9.94            --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.58            $12.80         5,313
                                                                                     16.32              9.58         6,422
                                                                                     16.32             16.32         7,214
                                                                                     15.36             16.32         4,448
                                                                                     14.28             15.36           960
                                                                                     12.66             14.28            33
                                                                                      9.75             12.66            --
                                                                                     10.00              9.75            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                   $10.68            $10.54        40,600     2009
                                                                                10.57             10.68        54,762     2008
                                                                                10.23             10.57        13,940     2007
                                                                                 9.93             10.23        15,606     2006
                                                                                 9.81              9.93        11,725     2005
                                                                                 9.90              9.81        12,343     2004
                                                                                 9.99              9.90            --     2003
                                                                                10.00              9.99            --     2002
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)            $10.04            $ 9.90            --     2009
                                                                                10.00             10.04            --     2008
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $ 5.92            $ 7.81         3,727     2009
                                                                                 9.16              5.92         3,731     2008
                                                                                 8.63              9.16         3,735     2007
                                                                                 8.02              8.63         3,738     2006
                                                                                 7.85              8.02           921     2005
                                                                                 7.50              7.85            --     2004
                                                                                 6.04              7.50            --     2003
                                                                                 8.63              6.04            --     2002
------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         $14.59            $18.59         8,630     2009
                                                                                22.32             14.59         9,621     2008
                                                                                22.07             22.32        10,025     2007
                                                                                17.97             22.07         7,830     2006
                                                                                16.61             17.97         3,489     2005
                                                                                13.43             16.61             1     2004
                                                                                 9.62             13.43            --     2003
                                                                                10.00              9.62            --     2002
------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                    $ 8.81            $10.85        19,599     2009
                                                                                16.60              8.81        25,751     2008
                                                                                17.22             16.60        29,298     2007
                                                                                14.78             17.22        14,651     2006
                                                                                13.95             14.78         9,400     2005
                                                                                12.46             13.95         3,359     2004
                                                                                 9.62             12.46         3,375     2003
                                                                                10.00              9.62            --     2002
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                         $ 8.94            $14.09         2,272     2009
                                                                                16.94              8.94         1,605     2008
                                                                                15.10             16.94         1,875     2007
                                                                                15.26             15.10         1,998     2006
                                                                                14.99             15.26           506     2005
                                                                                14.99             14.99           154     2004
                                                                                10.41             14.99            --     2003
                                                                                10.00             10.41            --     2002
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $ 7.85            $11.16        41,112     2009
                                                                                10.93              7.85        45,739     2008
                                                                                10.91             10.93        56,379     2007
                                                                                10.50             10.91        49,604     2006
                                                                                10.25             10.50        38,524     2005
                                                                                10.12             10.25        23,409     2004
                                                                                 9.97             10.12         3,037     2003
                                                                                10.00              9.97            --     2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                               $13.90            $15.12          1,281    2009
                                                                                   15.18             13.90          1,960    2008
                                                                                   14.50             15.18          3,441    2007
                                                                                   14.72             14.50          3,789    2006
                                                                                   13.95             14.72          1,915    2005
                                                                                   13.33             13.95          1,096    2004
                                                                                   10.40             13.33            819    2003
                                                                                   10.00             10.40             --    2002
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.94            $13.27         47,890    2009
                                                                                   17.59              9.94         52,586    2008
                                                                                   15.22             17.59         49,023    2007
                                                                                   13.86             15.22         38,050    2006
                                                                                   12.06             13.86         12,322    2005
                                                                                   10.62             12.06          1,541    2004
                                                                                    8.41             10.62             --    2003
                                                                                    9.44              8.41             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.33            $ 9.38         29,990    2009
                                                                                   13.00              7.33         32,303    2008
                                                                                   13.03             13.00         28,573    2007
                                                                                   11.03             13.03          8,033    2006
                                                                                   10.60             11.03          3,505    2005
                                                                                    9.67             10.60            815    2004
                                                                                    7.54              9.67              1    2003
                                                                                    9.24              7.54             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.20            $18.19         12,255    2009
                                                                                   22.19             13.20         13,123    2008
                                                                                   19.52             22.19         14,492    2007
                                                                                   17.62             19.52         12,777    2006
                                                                                   15.15             17.62          6,130    2005
                                                                                   12.33             15.15          1,076    2004
                                                                                    9.05             12.33            895    2003
                                                                                   10.21              9.05             --    2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.60            $11.49        233,306    2009
                                                                                   12.40              8.60        250,102    2008
                                                                                   12.13             12.40        295,800    2007
                                                                                   10.41             12.13        127,813    2006
                                                                                   10.00             10.41         44,867    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.64            $12.32         13,975    2009
                                                                                   14.93              9.64         14,270    2008
                                                                                   14.27             14.93         13,793    2007
                                                                                   13.05             14.27         21,026    2006
                                                                                   13.11             13.05          6,681    2005
                                                                                   12.32             13.11          1,088    2004
                                                                                    9.85             12.32             --    2003
                                                                                   10.00              9.85             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.27            $ 8.05          2,344    2009
                                                                                    9.92              6.27          2,347    2008
                                                                                   10.00              9.92          2,351    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                        $10.77            $13.38        27,592     2009
                                                                          17.38             10.77        32,594     2008
                                                                          17.04             17.38        43,877     2007
                                                                          14.61             17.04        20,921     2006
                                                                          13.41             14.61         8,357     2005
                                                                          12.08             13.41         2,729     2004
                                                                           9.79             12.08         2,505     2003
                                                                          10.00              9.79            --     2002
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                    $12.65            $17.09        45,241     2009
                                                                          21.54             12.65        48,994     2008
                                                                          18.93             21.54        53,636     2007
                                                                          15.82             18.93        32,950     2006
                                                                          14.57             15.82        10,579     2005
                                                                          12.47             14.57         4,133     2004
                                                                           9.57             12.47           921     2003
                                                                          10.00              9.57            --     2002
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                     $ 6.34            $ 8.19        40,951     2009
                                                                          11.15              6.34        41,449     2008
                                                                          11.05             11.15        15,776     2007
                                                                          10.00             11.05           455     2006
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $10.71            $12.75         5,999     2009
                                                                          15.37             10.71         7,226     2008
                                                                          13.97             15.37         5,437     2007
                                                                          12.46             13.97         2,124     2006
                                                                          12.19             12.46         1,180     2005
                                                                          11.44             12.19            --     2004
                                                                          10.00             11.44            --     2003
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 8.13            $ 9.66        45,157     2009
                                                                          11.68              8.13        58,325     2008
                                                                          10.62             11.68        63,403     2007
                                                                          10.00             10.62        17,253     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.92            $11.80        92,690     2009
                                                                          10.94             10.92        34,969     2008
                                                                          10.44             10.94        30,055     2007
                                                                          10.00             10.44        18,768     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 6.40            $ 9.02        11,531     2009
                                                                          11.56              6.40         9,879     2008
                                                                          10.00             11.56         2,568     2007
                                                                          10.00             10.00           229     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.97            $ 8.68        13,831     2009
                                                                          11.26              6.97        15,075     2008
                                                                          10.87             11.26         9,059     2007
                                                                          10.00             10.87            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio                $10.00            $13.93         1,085     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.73            $ 8.91        17,158     2009
                                                                          11.24              6.73        20,005     2008
                                                                          10.22             11.24        16,495     2007
                                                                          10.00             10.22            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 6.28            $ 8.40        15,109     2009
                                                                          10.42              6.28        15,805     2008
                                                                          10.28             10.42        20,760     2007
                                                                          10.00             10.28         6,621     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $10.00            $12.89        25,793     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $10.00            $12.92         3,325     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $ 7.70            $10.14        20,666     2009
                                                                        11.98              7.70        20,121     2008
                                                                        11.01             11.98        13,691     2007
                                                                        10.00             11.01            --     2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 5.93            $ 8.12        20,694     2009
                                                                         9.54              5.93        20,238     2008
                                                                         8.72              9.54        20,645     2007
                                                                         8.25              8.72        19,191     2006
                                                                         8.03              8.25        11,229     2005
                                                                         7.47              8.03         9,038     2004
                                                                         6.19              7.47         3,188     2003
                                                                         8.68              6.19            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $10.94            $13.36        17,559     2009
                                                                        12.65             10.94        20,148     2008
                                                                        12.42             12.65        20,994     2007
                                                                        11.84             12.42        17,791     2006
                                                                        11.82             11.84        14,359     2005
                                                                        11.16             11.82         5,240     2004
                                                                        10.28             11.16         1,048     2003
                                                                        10.00             10.28            --     2002
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.94            $12.69        54,307     2009
                                                                        14.29             10.94        57,584     2008
                                                                        13.95             14.29        58,669     2007
                                                                        12.68             13.95        50,711     2006
                                                                        12.54             12.68        22,356     2005
                                                                        11.46             12.54         5,640     2004
                                                                        10.03             11.46         4,642     2003
                                                                        10.00             10.03            --     2002
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $ 8.84            $12.56        30,289     2009
                                                                        16.51              8.84        32,562     2008
                                                                        14.71             16.51        32,780     2007
                                                                        13.86             14.71        31,377     2006
                                                                        13.41             13.86        13,749     2005
                                                                        12.77             13.41         1,495     2004
                                                                         9.91             12.77         1,260     2003
                                                                        10.00              9.91            --     2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $ 7.21            $ 9.09        18,585     2009
                                                                        11.92              7.21        26,741     2008
                                                                        11.61             11.92        33,800     2007
                                                                        10.27             11.61        40,156     2006
                                                                         9.85             10.27        17,235     2005
                                                                         9.16              9.85         5,226     2004
                                                                         7.35              9.16         3,861     2003
                                                                         9.21              7.35            --     2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $11.42            $15.40        17,976     2009
                                                                       18.69             11.42        17,497     2008
                                                                       19.23             18.69        19,270     2007
                                                                       17.02             19.23        11,865     2006
                                                                       15.74             17.02         6,512     2005
                                                                       13.40             15.74         1,366     2004
                                                                        9.43             13.40           320     2003
                                                                       10.00              9.43            --     2002
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.84            $14.98        12,252     2009
                                                                       14.37             10.84        13,479     2008
                                                                       14.09             14.37        11,028     2007
                                                                       13.11             14.09        10,319     2006
                                                                       12.78             13.11         1,444     2005
                                                                       11.84             12.78            --     2004
                                                                        9.78             11.84            --     2003
                                                                       10.04              9.78            --     2002
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.63            $11.87        69,576     2009
                                                                       10.83             10.63        79,024     2008
                                                                       10.24             10.83        68,871     2007
                                                                        9.99             10.24         7,343     2006
                                                                       10.00              9.99         8,303     2005
---------------------------------------------------------------------------------------------------------------------

                    ENHANCED PAYMENT BENEFIT OPTION ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.91            $ 8.23         5,895     2009
                                                                           12.21              6.91         5,981     2008
                                                                           11.08             12.21         6,001     2007
                                                                           10.59             11.08         6,338     2006
                                                                            9.89             10.59            --     2005
                                                                            9.43              9.89            --     2004
                                                                            7.40              9.43            --     2003
                                                                           10.00              7.40            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 8.10            $10.45           692     2009
                                                                           14.90              8.10         1,276     2008
                                                                           16.07             14.90         1,440     2007
                                                                           11.48             16.07         1,416     2006
                                                                           10.00             11.48           195     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 7.04            $ 8.73        12,802     2009
                                                                           11.60              7.04        12,668     2008
                                                                           10.19             11.60        14,827     2007
                                                                           10.00             10.19        16,314     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.00            $ 8.57            --     2009
                                                                           10.19              7.00            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.68            $ 9.09        36,173     2009
                                                                           13.16              7.68        44,318     2008
                                                                           12.75             13.16        49,930     2007
                                                                           11.08             12.75        52,895     2006
                                                                           10.76             11.08        55,753     2005
                                                                            9.84             10.76        38,000     2004
                                                                            7.56              9.84           716     2003
                                                                           10.00              7.56            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.75            $ 9.11         8,259     2009
                                                                           11.40              6.75        17,109     2008
                                                                           10.20             11.40        20,819     2007
                                                                           10.43             10.20        20,360     2006
                                                                            9.23             10.43        15,038     2005
                                                                            8.66              9.23         7,246     2004
                                                                            7.13              8.66         1,121     2003
                                                                           10.00              7.13            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.38            $11.26        14,086     2009
                                                                           10.72             10.38        14,910     2008
                                                                            9.95             10.72         9,345     2007
                                                                            9.95              9.95        14,397     2006
                                                                           10.00              9.95        15,057     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $10.45            $12.15         8,955     2009
                                                                           16.24             10.45         9,178     2008
                                                                           16.52             16.24        10,465     2007
                                                                           14.33             16.52        10,179     2006
                                                                           13.92             14.33        10,976     2005
                                                                           12.52             13.92         5,753     2004
                                                                            9.84             12.52         2,088     2003
                                                                           10.00              9.84            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $11.65            $15.34        10,176
                                                                                     21.47             11.65        10,479
                                                                                     18.48             21.47        10,775
                                                                                     15.02             18.48        12,069
                                                                                     13.48             15.02         9,766
                                                                                     11.92             13.48         6,074
                                                                                      9.73             11.92           543
                                                                                     10.00              9.73            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 8.46            $11.19        20,804
                                                                                     14.68              8.46        23,858
                                                                                     12.33             14.68        38,927
                                                                                     12.96             12.33        42,507
                                                                                     12.89             12.96        39,611
                                                                                     11.83             12.89        27,281
                                                                                      9.63             11.83           181
                                                                                     10.00              9.63            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $11.51            $13.58        56,095
                                                                                     15.98             11.51        60,528
                                                                                     17.12             15.98        68,702
                                                                                     14.66             17.12        68,569
                                                                                     14.18             14.66        68,210
                                                                                     12.61             14.18        60,652
                                                                                      9.94             12.61        38,526
                                                                                     10.00              9.94            --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.49            $12.65         4,038
                                                                                     16.19              9.49         3,991
                                                                                     16.21             16.19         2,994
                                                                                     15.29             16.21         2,849
                                                                                     14.23             15.29         2,813
                                                                                     12.63             14.23         2,877
                                                                                      9.75             12.63           659
                                                                                     10.00              9.75            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.58            $10.42        27,966
                                                                                     10.49             10.58        41,250
                                                                                     10.17             10.49        34,106
                                                                                      9.88             10.17        36,194
                                                                                      9.78              9.88        34,689
                                                                                      9.88              9.78        42,837
                                                                                      9.99              9.88           524
                                                                                     10.00              9.99            --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 6.87            $ 9.05        18,785
                                                                                     10.65              6.87        19,629
                                                                                     10.05             10.65        19,951
                                                                                      9.35             10.05        20,973
                                                                                      9.17              9.35        20,649
                                                                                      8.77              9.17        16,746
                                                                                      7.08              8.77            --
                                                                                     10.00              7.08            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $14.45            $18.38         23,190    2009
                                                                22.14             14.45         24,095    2008
                                                                21.92             22.14         27,641    2007
                                                                17.88             21.92         29,091    2006
                                                                16.55             17.88         19,503    2005
                                                                13.40             16.55         15,012    2004
                                                                 9.61             13.40          2,585    2003
                                                                10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                    $ 8.72            $10.73          9,407    2009
                                                                16.47              8.72          9,795    2008
                                                                17.11             16.47          9,508    2007
                                                                14.71             17.11         12,329    2006
                                                                13.90             14.71         12,481    2005
                                                                12.44             13.90         10,471    2004
                                                                 9.61             12.44          3,287    2003
                                                                10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                         $ 8.86            $13.94          7,965    2009
                                                                16.81              8.86          8,271    2008
                                                                15.00             16.81          7,766    2007
                                                                15.18             15.00          7,867    2006
                                                                14.94             15.18          7,947    2005
                                                                14.96             14.94          4,267    2004
                                                                10.40             14.96            727    2003
                                                                10.00             10.40             --    2002
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $ 7.77            $11.04        101,130    2009
                                                                10.84              7.77        105,807    2008
                                                                10.84             10.84        154,370    2007
                                                                10.44             10.84        157,971    2006
                                                                10.22             10.44        170,984    2005
                                                                10.10             10.22        138,821    2004
                                                                 9.97             10.10          5,884    2003
                                                                10.00              9.97             --    2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $13.76            $14.95          5,523    2009
                                                                15.05             13.76          5,748    2008
                                                                14.41             15.05         12,641    2007
                                                                14.64             14.41         13,077    2006
                                                                13.90             14.64         12,779    2005
                                                                13.30             13.90         11,611    2004
                                                                10.40             13.30             33    2003
                                                                10.00             10.40             --    2002
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $10.28            $13.71         31,449    2009
                                                                18.24             10.28         33,578    2008
                                                                15.80             18.24         37,278    2007
                                                                14.41             15.80         39,948    2006
                                                                12.55             14.41         38,177    2005
                                                                11.08             12.55         22,925    2004
                                                                 8.78             11.08          7,067    2003
                                                                10.00              8.78             --    2002
--------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.56            $ 9.66        31,207     2009
                                                                                   13.44              7.56        33,228     2008
                                                                                   13.48             13.44        50,210     2007
                                                                                   11.43             13.48        51,498     2006
                                                                                   11.00             11.43        56,495     2005
                                                                                   10.05             11.00        46,951     2004
                                                                                    7.85             10.05         4,881     2003
                                                                                   10.00              7.85            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $12.68            $17.44        13,771     2009
                                                                                   21.34             12.68        11,457     2008
                                                                                   18.81             21.34        15,029     2007
                                                                                   17.00             18.81        17,171     2006
                                                                                   14.64             17.00        17,563     2005
                                                                                   11.94             14.64        10,089     2004
                                                                                    8.77             11.94           486     2003
                                                                                   10.00              8.77            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.55            $11.40        14,753     2009
                                                                                   12.35              8.55        14,702     2008
                                                                                   12.10             12.35        12,505     2007
                                                                                   10.40             12.10         4,780     2006
                                                                                   10.00             10.40         2,692     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.54            $12.18        12,242     2009
                                                                                   14.81              9.54        13,388     2008
                                                                                   14.17             14.81        17,283     2007
                                                                                   12.99             14.17        16,641     2006
                                                                                   13.06             12.99        15,488     2005
                                                                                   12.30             13.06        14,154     2004
                                                                                    9.84             12.30         3,984     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.26            $ 8.02            --     2009
                                                                                    9.91              6.26            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.67            $13.23        14,228     2009
                                                                                   17.24             10.67        14,355     2008
                                                                                   16.93             17.24        14,708     2007
                                                                                   14.53             16.93        14,178     2006
                                                                                   13.36             14.53        14,831     2005
                                                                                   12.05             13.36        12,801     2004
                                                                                    9.79             12.05         3,112     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.53            $16.90        78,673     2009
                                                                                   21.36             12.53        76,795     2008
                                                                                   18.81             21.36        81,499     2007
                                                                                   15.74             18.81        81,199     2006
                                                                                   14.52             15.74        66,249     2005
                                                                                   12.45             14.52        60,811     2004
                                                                                    9.57             12.45        37,485     2003
                                                                                   10.00              9.57            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.31            $ 8.14         6,460     2009
                                                                                   11.12              6.31         8,163     2008
                                                                                   11.04             11.12         6,885     2007
                                                                                   10.00             11.04            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $10.62            $12.62          2,312    2009
                                                                          15.26             10.62          2,919    2008
                                                                          13.89             15.26          5,672    2007
                                                                          12.41             13.89          6,008    2006
                                                                          12.16             12.41          1,195    2005
                                                                          11.42             12.16             --    2004
                                                                          10.00             11.42             --    2003
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 8.09            $ 9.60             --    2009
                                                                          11.65              8.09             --    2008
                                                                          10.61             11.65             --    2007
                                                                          10.00             10.61             --    2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.88            $11.73        115,896    2009
                                                                          10.91             10.88         28,653    2008
                                                                          10.43             10.91            787    2007
                                                                          10.00             10.43            733    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 6.38            $ 8.97          1,416    2009
                                                                          11.53              6.38             78    2008
                                                                           9.99             11.53             --    2007
                                                                          10.00              9.99             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.94            $ 8.64          1,580    2009
                                                                          11.23              6.94            158    2008
                                                                          10.86             11.23             67    2007
                                                                          10.00             10.86             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio                $10.00            $13.92          3,526    2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.70            $ 8.86             81    2009
                                                                          11.21              6.70            239    2008
                                                                          10.21             11.21            135    2007
                                                                          10.00             10.21             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 6.26            $ 8.35            844    2009
                                                                          10.39              6.26            905    2008
                                                                          10.27             10.39             73    2007
                                                                          10.00             10.27             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $10.00            $12.88         71,478    2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $10.00            $12.91         10,236    2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 7.67            $10.09          4,823    2009
                                                                          11.95              7.67          3,540    2008
                                                                          11.00             11.95          4,577    2007
                                                                          10.00             11.00             --    2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 6.87            $ 9.40          4,332    2009
                                                                          11.08              6.87          3,938    2008
                                                                          10.14             11.08          7,778    2007
                                                                           9.61             10.14          9,110    2006
                                                                           9.37              9.61         10,181    2005
                                                                           8.73              9.37          9,280    2004
                                                                           7.24              8.73          2,199    2003
                                                                          10.00              7.24             --    2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares              $10.84            $13.21        19,814     2009
                                                                       12.55             10.84        21,732     2008
                                                                       12.33             12.55        24,402     2007
                                                                       11.78             12.33        27,143     2006
                                                                       11.78             11.78        23,983     2005
                                                                       11.13             11.78         9,568     2004
                                                                       10.28             11.13         3,924     2003
                                                                       10.00             10.28            --     2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $10.83            $12.55        40,158     2009
                                                                       14.17             10.83        44,042     2008
                                                                       13.86             14.17        64,929     2007
                                                                       12.62             13.86        66,132     2006
                                                                       12.50             12.62        64,459     2005
                                                                       11.44             12.50        35,406     2004
                                                                       10.02             11.44         3,283     2003
                                                                       10.00             10.02            --     2002
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 8.75            $12.42        59,262     2009
                                                                       16.37              8.75        61,120     2008
                                                                       14.61             16.37        56,576     2007
                                                                       13.79             14.61        64,145     2006
                                                                       13.37             13.79        69,586     2005
                                                                       12.74             13.37        68,194     2004
                                                                        9.91             12.74        36,782     2003
                                                                       10.00              9.91            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 7.61            $ 9.58        28,273     2009
                                                                       12.60              7.61        32,105     2008
                                                                       12.29             12.60        53,627     2007
                                                                       10.89             12.29        53,785     2006
                                                                       10.46             10.89        52,480     2005
                                                                        9.74             10.46        43,496     2004
                                                                        7.83              9.74         4,818     2003
                                                                       10.00              7.83            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $11.31            $15.23        13,728     2009
                                                                       18.54             11.31        13,890     2008
                                                                       19.11             18.54        17,464     2007
                                                                       16.94             19.11        17,144     2006
                                                                       15.69             16.94        16,469     2005
                                                                       13.38             15.69        11,367     2004
                                                                        9.42             13.38           326     2003
                                                                       10.00              9.42            --     2002
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.67            $14.73         4,296     2009
                                                                       14.17             10.67         1,128     2008
                                                                       13.92             14.17         3,703     2007
                                                                       12.97             13.92         6,103     2006
                                                                       12.66             12.97         2,667     2005
                                                                       11.74             12.66            --     2004
                                                                        9.71             11.74            --     2003
                                                                       10.00              9.71            --     2002
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.57            $11.79        13,668     2009
                                                                       10.79             10.57        18,377     2008
                                                                       10.21             10.79        14,746     2007
                                                                        9.98             10.21        14,852     2006
                                                                       10.00              9.98        12,710     2005
---------------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.94            $ 8.25            --     2009
                                                                           12.30              6.94            --     2008
                                                                           11.19             12.30            --     2007
                                                                           10.72             11.19            --     2006
                                                                           10.00             10.72            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 7.26            $ 9.34           888     2009
                                                                           13.37              7.26           589     2008
                                                                           14.46             13.37           217     2007
                                                                           10.36             14.46            --     2006
                                                                           10.00             10.36            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 6.99            $ 8.65            --     2009
                                                                           11.55              6.99            --     2008
                                                                           10.18             11.55            --     2007
                                                                           10.00             10.18            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.97            $ 8.52            --     2009
                                                                           10.18              6.97            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.04            $ 8.31         2,453     2009
                                                                           12.09              7.04         3,609     2008
                                                                           11.75             12.09         1,656     2007
                                                                           10.23             11.75         1,640     2006
                                                                           10.00             10.23         1,053     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.08            $ 9.53            --     2009
                                                                           11.99              7.08            77     2008
                                                                           10.76             11.99            67     2007
                                                                           11.03             10.76            72     2006
                                                                           10.00             11.03            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.44            $11.30         2,893     2009
                                                                           10.81             10.44         1,867     2008
                                                                           10.06             10.81           417     2007
                                                                           10.09             10.06         1,552     2006
                                                                           10.00             10.09            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 7.29            $ 8.45            --     2009
                                                                           11.36              7.29         1,401     2008
                                                                           11.58             11.36         1,233     2007
                                                                           10.08             11.58         1,160     2006
                                                                           10.00             10.08         1,068     2005
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 8.68            $11.40         3,258     2009
                                                                           16.03              8.68         2,199     2008
                                                                           13.83             16.03         2,198     2007
                                                                           11.27             13.83         1,803     2006
                                                                           10.00             11.27            --     2005
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $ 6.65            $ 8.78            --     2009
                                                                           11.58              6.65         1,939     2008
                                                                            9.75             11.58         1,538     2007
                                                                           10.27              9.75         1,741     2006
                                                                           10.00             10.27         1,278     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $ 7.89            $ 9.28            --
                                                                                     10.98              7.89            --
                                                                                     11.79             10.98            --
                                                                                     10.13             11.79           321
                                                                                     10.00             10.13            --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 6.34            $ 8.43            --
                                                                                     10.84              6.34            --
                                                                                     10.89             10.84            --
                                                                                     10.29             10.89            --
                                                                                     10.00             10.29            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.70            $10.51         1,931
                                                                                     10.63             10.70         1,320
                                                                                     10.33             10.63         1,908
                                                                                     10.06             10.33         1,883
                                                                                     10.00             10.06         1,075
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 7.37            $ 9.68            --
                                                                                     11.46              7.37            --
                                                                                     10.83             11.46            --
                                                                                     10.11             10.83            --
                                                                                     10.00             10.11            --
-------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $ 8.31            $10.55            --
                                                                                     12.77              8.31            --
                                                                                     12.67             12.77            --
                                                                                     10.36             12.67            --
                                                                                     10.00             10.36            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                         $ 6.04            $ 7.41            --
                                                                                     11.44              6.04            --
                                                                                     11.91             11.44            --
                                                                                     10.27             11.91            --
                                                                                     10.00             10.27            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              $ 6.02            $ 9.45            --
                                                                                     11.46              6.02            --
                                                                                     10.25             11.46            --
                                                                                     10.40             10.25            --
                                                                                     10.00             10.40            --
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      $ 7.47            $10.58           779
                                                                                     10.44              7.47           561
                                                                                     10.47             10.44         1,104
                                                                                     10.11             10.47            --
                                                                                     10.00             10.11            --
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 $ 9.96            $10.79            --
                                                                                     10.92              9.96            --
                                                                                     10.48             10.92            --
                                                                                     10.68             10.48            --
                                                                                     10.00             10.68            --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    $ 7.73            $10.28         1,996
                                                                                     13.74              7.73         1,385
                                                                                     11.94             13.74         1,053
                                                                                     10.92             11.94           633
                                                                                     10.00             10.92            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                        2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                           2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.81            $ 8.68          1,882    2009
                                                                                   12.13              6.81          1,947    2008
                                                                                   12.20             12.13          1,484    2007
                                                                                   10.36             12.20            511    2006
                                                                                   10.00             10.36             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.21            $11.26             --    2009
                                                                                   13.85              8.21             --    2008
                                                                                   12.23             13.85             --    2007
                                                                                   11.09             12.23             --    2006
                                                                                   10.00             11.09             --    2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.97            $10.60        136,887    2009
                                                                                   11.54              7.97        159,836    2008
                                                                                   11.33             11.54        162,211    2007
                                                                                    9.76             11.33        167,549    2006
                                                                                   10.00              9.76         88,667    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 7.30            $ 9.29             --    2009
                                                                                   11.36              7.30            539    2008
                                                                                   10.90             11.36            490    2007
                                                                                   10.01             10.90          2,054    2006
                                                                                   10.00             10.01             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.23            $ 7.97             --    2009
                                                                                    9.90              6.23             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.77            $ 9.62             --    2009
                                                                                   12.60              7.77             --    2008
                                                                                   12.40             12.60          1,147    2007
                                                                                   10.67             12.40            612    2006
                                                                                   10.00             10.67             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.59            $11.56          3,231    2009
                                                                                   14.68              8.59          4,925    2008
                                                                                   12.96             14.68          5,038    2007
                                                                                   10.87             12.96          4,483    2006
                                                                                   10.00             10.87          1,648    2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.27            $ 8.07          3,062    2009
                                                                                   11.07              6.27          2,019    2008
                                                                                   11.03             11.07             --    2007
                                                                                   10.00             11.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $ 8.73            $10.35         71,977    2009
                                                                                   12.58              8.73         69,557    2008
                                                                                   11.48             12.58         74,080    2007
                                                                                   10.28             11.48         79,191    2006
                                                                                   10.00             10.28         48,079    2005
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 8.04            $ 9.51         37,206    2009
                                                                                   11.60              8.04         36,740    2008
                                                                                   10.59             11.60         42,301    2007
                                                                                   10.00             10.59         46,944    2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $10.80            $11.62          3,502    2009
                                                                                   10.86             10.80            955    2008
                                                                                   10.41             10.86          1,864    2007
                                                                                   10.00             10.41          2,716    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 6.33            $ 8.89           924     2009
                                                                          11.48              6.33           681     2008
                                                                           9.98             11.48            --     2007
                                                                          10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.89            $ 8.56         1,913     2009
                                                                          11.19              6.89         1,239     2008
                                                                          10.85             11.19           772     2007
                                                                          10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio                $10.00            $13.89            --     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.66            $ 8.78         2,334     2009
                                                                          11.16              6.66         1,604     2008
                                                                          10.20             11.16         1,291     2007
                                                                          10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 6.21            $ 8.28           991     2009
                                                                          10.35              6.21           695     2008
                                                                          10.25             10.35         1,114     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $10.00            $12.85            --     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $10.00            $12.89            --     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 7.62            $ 9.99         2,046     2009
                                                                          11.90              7.62         1,405     2008
                                                                          10.98             11.90           967     2007
                                                                          10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 7.27            $ 9.93            --     2009
                                                                          11.75              7.27            54     2008
                                                                          10.79             11.75            49     2007
                                                                          10.24             10.79            52     2006
                                                                          10.00             10.24            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $ 9.10            $11.07           738     2009
                                                                          10.57              9.10           462     2008
                                                                          10.41             10.57            --     2007
                                                                           9.97             10.41            --     2006
                                                                          10.00              9.97            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $ 8.55            $ 9.88        74,459     2009
                                                                          11.21              8.55        59,081     2008
                                                                          10.99             11.21        69,613     2007
                                                                          10.03             10.99        71,906     2006
                                                                          10.00             10.03        42,212     2005
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $ 6.53            $ 9.25            --     2009
                                                                          12.25              6.53            --     2008
                                                                          10.97             12.25            --     2007
                                                                          10.37             10.97           857     2006
                                                                          10.00             10.37            --     2005
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $ 7.14            $ 8.98            --     2009
                                                                          11.86              7.14            --     2008
                                                                          11.60             11.86            --     2007
                                                                          10.30             11.60         1,465     2006
                                                                          10.00             10.30            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $ 6.98            $ 9.37           876     2009
                                                                       11.47              6.98         2,309     2008
                                                                       11.85             11.47         2,123     2007
                                                                       10.53             11.85         1,275     2006
                                                                       10.00             10.53           794     2005
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $ 8.20            $11.29           730     2009
                                                                       10.92              8.20         1,321     2008
                                                                       10.75             10.92           826     2007
                                                                       10.04             10.75         1,511     2006
                                                                       10.00             10.04           479     2005
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.50            $11.68         5,600     2009
                                                                       10.74             10.50         5,914     2008
                                                                       10.19             10.74         9,692     2007
                                                                        9.99             10.19         3,813     2006
                                                                       10.00              9.99         2,167     2005
---------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.06            $ 7.18            --     2009
                                                                           10.77              6.06            --     2008
                                                                            9.84             10.77            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 6.33            $ 8.12         1,055     2009
                                                                           11.71              6.33         1,130     2008
                                                                           12.71             11.71           422     2007
                                                                           10.00             12.71            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 6.93            $ 8.54            --     2009
                                                                           11.48              6.93            --     2008
                                                                           10.15             11.48            --     2007
                                                                           10.00             10.15            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.45            --     2009
                                                                           10.17              6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.55            $ 7.71         2,762     2009
                                                                           11.30              6.55         2,756     2008
                                                                           11.02             11.30            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.45            $ 8.65            --     2009
                                                                           10.96              6.45            --     2008
                                                                            9.86             10.96            --     2007
                                                                           10.00              9.86            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.45            $11.26         3,020     2009
                                                                           10.86             10.45         2,582     2008
                                                                           10.14             10.86            --     2007
                                                                           10.00             10.14         2,358     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 6.89            $ 7.95            --     2009
                                                                           10.76              6.89            --     2008
                                                                           11.02             10.76            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 6.70            $ 8.77         4,373     2009
                                                                           12.42              6.70         4,727     2008
                                                                           10.76             12.42         4,891     2007
                                                                           10.00             10.76         4,926     2006
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $ 6.54            $ 8.60            --     2009
                                                                           11.42              6.54            --     2008
                                                                            9.65             11.42            --     2007
                                                                           10.00              9.65            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                $ 7.41            $ 8.69            --     2009
                                                                           10.35              7.41            --     2008
                                                                           11.16             10.35            --     2007
                                                                           10.00             11.16           722     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 5.64            $ 7.47            --
                                                                                      9.68              5.64            --
                                                                                      9.75              9.68            --
                                                                                     10.00              9.75            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.46            $10.24         2,069
                                                                                     10.43             10.46         2,072
                                                                                     10.17             10.43            --
                                                                                     10.00             10.17            --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 7.10            $ 9.28            --
                                                                                     11.07              7.10            --
                                                                                     10.50             11.07            --
                                                                                     10.00             10.50            --
-------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $ 6.82            $ 8.62            --
                                                                                     10.51              6.82            --
                                                                                     10.47             10.51            --
                                                                                     10.00             10.47            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                         $ 5.60            $ 6.84            --
                                                                                     10.63              5.60            --
                                                                                     11.11             10.63            --
                                                                                     10.00             11.11            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              $ 5.75            $ 8.99            --
                                                                                     10.97              5.75            --
                                                                                      9.85             10.97            --
                                                                                     10.00              9.85            --
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      $ 7.23            $10.20           846
                                                                                     10.14              7.23           927
                                                                                     10.20             10.14         1,989
                                                                                     10.00             10.20            --
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 $ 9.54            $10.30            --
                                                                                     10.50              9.54            --
                                                                                     10.11             10.50            --
                                                                                     10.00             10.11            --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    $ 6.58            $ 8.72         2,456
                                                                                     11.74              6.58         2,684
                                                                                     10.24             11.74         2,144
                                                                                     10.00             10.24         1,569
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                    $ 6.08            $ 7.72         2,202
                                                                                     10.87              6.08         2,326
                                                                                     10.98             10.87         1,838
                                                                                     10.00             10.98            --
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                          $ 6.52            $ 8.91            --
                                                                                     11.04              6.52            --
                                                                                      9.78             11.04            --
                                                                                     10.00              9.78            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                   2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                           2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.71            $10.23        14,387     2009
                                                                                   11.21              7.71        16,004     2008
                                                                                   11.05             11.21        16,283     2007
                                                                                   10.00             11.05        15,273     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 7.11            $ 9.02            --     2009
                                                                                   11.10              7.11            --     2008
                                                                                   10.68             11.10            --     2007
                                                                                   10.00             10.68         3,379     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.76            $ 8.33            --     2009
                                                                                   10.99              6.76            --     2008
                                                                                   10.86             10.99         2,277     2007
                                                                                   10.00             10.86         1,488     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 7.10            $ 9.52         4,059     2009
                                                                                   12.18              7.10         4,438     2008
                                                                                   10.79             12.18         5,854     2007
                                                                                   10.00             10.79         5,270     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.21            $ 7.96         3,229     2009
                                                                                   11.01              6.21         3,378     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.96            $ 9.39        15,377     2009
                                                                                   11.53              7.96        14,558     2008
                                                                                   10.57             11.53        15,655     2007
                                                                                   10.00             10.57        15,723     2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $10.70            $11.47         3,696     2009
                                                                                   10.80             10.70         1,570     2008
                                                                                   10.39             10.80         3,282     2007
                                                                                   10.00             10.39         5,764     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                    $ 6.27            $ 8.77           982     2009
                                                                                   11.41              6.27         1,139     2008
                                                                                    9.95             11.41            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 6.83            $ 8.44         2,021     2009
                                                                                   11.12              6.83         2,050     2008
                                                                                   10.82             11.12         1,348     2007
                                                                                   10.00             10.82            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                   $ 6.60            $ 8.66         2,470     2009
                                                                                   11.10              6.60         2,664     2008
                                                                                   10.17             11.10         2,256     2007
                                                                                   10.00             10.17            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                  $ 6.16            $ 8.17         1,052     2009
                                                                                   10.29              6.16         1,167     2008
                                                                                   10.23             10.29         1,945     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $ 7.54            $ 9.86         2,162     2009
                                                                        11.83              7.54         2,333     2008
                                                                        10.96             11.83         1,687     2007
                                                                        10.00             10.96            --     2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 6.86            $ 9.33            --     2009
                                                                        11.12              6.86            --     2008
                                                                        10.25             11.12            --     2007
                                                                        10.00             10.25            --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $ 9.01            $10.92           780     2009
                                                                        10.50              9.01           761     2008
                                                                        10.39             10.50            --     2007
                                                                        10.00             10.39            --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $ 8.23            $ 9.48           507     2009
                                                                        10.83              8.23           470     2008
                                                                        10.66             10.83           510     2007
                                                                        10.00             10.66           498     2006
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $ 6.01            $ 8.47            --     2009
                                                                        11.31              6.01            --     2008
                                                                        10.16             11.31            --     2007
                                                                        10.00             10.16         1,967     2006
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $ 6.53            $ 8.17            --     2009
                                                                        10.88              6.53            --     2008
                                                                        10.68             10.88            --     2007
                                                                        10.00             10.68         3,390     2006
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          $ 5.80            $ 7.77         1,110     2009
                                                                         9.57              5.80         1,259     2008
                                                                         9.93              9.57         1,559     2007
                                                                        10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  $ 7.94            $10.89           793     2009
                                                                        10.61              7.94           893     2008
                                                                        10.48             10.61            --     2007
                                                                        10.00             10.48         1,535     2006
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                $10.43            $11.56         5,907     2009
                                                                        10.71             10.43         5,248     2008
                                                                        10.20             10.71        10,391     2007
                                                                        10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.08            $ 7.22            --     2009
                                                                           10.80              6.08            --     2008
                                                                            9.85             10.80            --     2007
                                                                           10.00              9.85            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 6.36            $ 8.16        12,175     2009
                                                                           11.74              6.36        15,859     2008
                                                                           12.72             11.74         6,258     2007
                                                                           10.00             12.72            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 6.96            $ 8.59            --     2009
                                                                           11.51              6.96            --     2008
                                                                           10.16             11.51            --     2007
                                                                           10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.95            $ 8.48            --     2009
                                                                           10.17              6.95            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.58            $ 7.76        31,770     2009
                                                                           11.33              6.58        38,294     2008
                                                                           11.03             11.33            --     2007
                                                                           10.00             11.03            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.47            $ 8.69            --     2009
                                                                           10.98              6.47            --     2008
                                                                            9.87             10.98            --     2007
                                                                           10.00              9.87            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.49            $11.33        34,715     2009
                                                                           10.88             10.49        36,363     2008
                                                                           10.15             10.88            --     2007
                                                                           10.00             10.15        22,469     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 6.91            $ 8.00            --     2009
                                                                           10.79              6.91            --     2008
                                                                           11.03             10.79            --     2007
                                                                           10.00             11.03            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 6.73            $ 8.82        50,453     2009
                                                                           12.45              6.73        66,049     2008
                                                                           10.77             12.45        72,393     2007
                                                                           10.00             10.77        46,897     2006
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $ 6.56            $ 8.65            --     2009
                                                                           11.45              6.56            --     2008
                                                                            9.66             11.45            --     2007
                                                                           10.00              9.66            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                $ 7.44            $ 8.74            --     2009
                                                                           10.37              7.44            --     2008
                                                                           11.17             10.37            --     2007
                                                                           10.00             11.17         6,887     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 5.66            $ 7.52            --
                                                                                      9.70              5.66            --
                                                                                      9.76              9.70            --
                                                                                     10.00              9.76            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.50            $10.30            --
                                                                                     10.45             10.50            --
                                                                                     10.18             10.45            --
                                                                                     10.00             10.18            --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 7.13            $ 9.34            --
                                                                                     11.09              7.13            --
                                                                                     10.51             11.09            --
                                                                                     10.00             10.51            --
-------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $ 6.85            $ 8.67            --
                                                                                     10.54              6.85            --
                                                                                     10.48             10.54            --
                                                                                     10.00             10.48            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                         $ 5.62            $ 6.88            --
                                                                                     10.65              5.62            --
                                                                                     11.12             10.65            --
                                                                                     10.00             11.12            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              $ 5.77            $ 9.04            --
                                                                                     11.00              5.77            --
                                                                                      9.86             11.00            --
                                                                                     10.00              9.86            --
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      $ 7.26            $10.26         9,709
                                                                                     10.17              7.26        13,076
                                                                                     10.21             10.17        29,590
                                                                                     10.00             10.21            --
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 $ 9.58            $10.36            --
                                                                                     10.53              9.58            --
                                                                                     10.12             10.53            --
                                                                                     10.00             10.12            --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    $ 6.61            $ 8.77        28,337
                                                                                     11.77              6.61        37,321
                                                                                     10.25             11.77        31,876
                                                                                     10.00             10.25        14,909
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                    $ 6.11            $ 7.77        25,401
                                                                                     10.90              6.11        32,226
                                                                                     10.99             10.90        27,333
                                                                                     10.00             10.99            --
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                          $ 6.54            $ 8.96            --
                                                                                     11.06              6.54            --
                                                                                      9.79             11.06            --
                                                                                     10.00              9.79            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                   2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                           2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.75            $10.29        318,316    2009
                                                                                   11.24              7.75        377,381    2008
                                                                                   11.06             11.24        351,153    2007
                                                                                   10.00             11.06        227,480    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 7.14            $ 9.07             --    2009
                                                                                   11.13              7.14             --    2008
                                                                                   10.70             11.13             --    2007
                                                                                   10.00             10.70         32,185    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.22            $ 7.93          3,988    2009
                                                                                    9.90              6.22             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.79            $ 8.38             --    2009
                                                                                   11.02              6.79             --    2008
                                                                                   10.87             11.02         33,834    2007
                                                                                   10.00             10.87         14,169    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 7.13            $ 9.58         46,792    2009
                                                                                   12.22              7.13         62,230    2008
                                                                                   10.80             12.22         86,451    2007
                                                                                   10.00             10.80         50,091    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.23            $ 8.01         37,171    2009
                                                                                   11.04              6.23         47,182    2008
                                                                                   11.01             11.04             --    2007
                                                                                   10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 8.00            $ 9.44        272,772    2009
                                                                                   11.56              8.00        289,323    2008
                                                                                   10.58             11.56        303,234    2007
                                                                                   10.00             10.58        229,716    2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $10.74            $11.54         42,440    2009
                                                                                   10.83             10.74         22,155    2008
                                                                                   10.40             10.83         48,764    2007
                                                                                   10.00             10.40         55,006    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                    $ 6.30            $ 8.82         11,327    2009
                                                                                   11.44              6.30         15,881    2008
                                                                                    9.96             11.44             --    2007
                                                                                   10.00              9.96             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 6.86            $ 8.49         23,291    2009
                                                                                   11.15              6.86         28,481    2008
                                                                                   10.83             11.15         20,052    2007
                                                                                   10.00             10.83             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                   $ 6.62            $ 8.71         28,490    2009
                                                                                   11.12              6.62         37,143    2008
                                                                                   10.18             11.12         33,521    2007
                                                                                   10.00             10.18             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                  $ 6.18            $ 8.21         12,130    2009
                                                                                   10.31              6.18         16,254    2008
                                                                                   10.24             10.31         28,914    2007
                                                                                   10.00             10.24             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $ 7.58            $ 9.92         24,928    2009
                                                                        11.86              7.58         32,406    2008
                                                                        10.97             11.86         25,106    2007
                                                                        10.00             10.97             --    2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 6.88            $ 9.38             --    2009
                                                                        11.15              6.88             --    2008
                                                                        10.26             11.15             --    2007
                                                                        10.00             10.26             --    2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $ 9.05            $10.98          8,956    2009
                                                                        10.53              9.05         10,751    2008
                                                                        10.40             10.53             --    2007
                                                                        10.00             10.40             --    2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $ 8.26            $ 9.53         63,380    2009
                                                                        10.86              8.26         54,783    2008
                                                                        10.67             10.86         42,126    2007
                                                                        10.00             10.67         25,243    2006
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $ 6.04            $ 8.52             --    2009
                                                                        11.34              6.04             --    2008
                                                                        10.17             11.34             --    2007
                                                                        10.00             10.17         18,698    2006
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $ 6.55            $ 8.22             --    2009
                                                                        10.90              6.55             --    2008
                                                                        10.69             10.90             --    2007
                                                                        10.00             10.69         32,309    2006
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          $ 5.83            $ 7.81         12,811    2009
                                                                         9.60              5.83         17,428    2008
                                                                         9.94              9.60         23,238    2007
                                                                        10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  $ 7.97            $10.95          9,095    2009
                                                                        10.64              7.97         12,655    2008
                                                                        10.49             10.64             --    2007
                                                                        10.00             10.49         14,648    2006
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                $10.47            $11.62         67,813    2009
                                                                        10.73             10.47         73,928    2008
                                                                        10.21             10.73        154,508    2007
                                                                        10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.06            $ 7.18            --     2009
                                                                           10.77              6.06            --     2008
                                                                            9.84             10.77            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 6.33            $ 8.12           290     2009
                                                                           11.71              6.33           312     2008
                                                                           12.71             11.71           118     2007
                                                                           10.00             12.71            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 6.93            $ 8.54            --     2009
                                                                           11.48              6.93            --     2008
                                                                           10.15             11.48            --     2007
                                                                           10.00             10.15            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.45            --     2009
                                                                           10.17              6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.55            $ 7.71           762     2009
                                                                           11.30              6.55           771     2008
                                                                           11.02             11.30            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.45            $ 8.65            --     2009
                                                                           10.96              6.45            --     2008
                                                                            9.86             10.96            --     2007
                                                                           10.00              9.86            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.45            $11.26           826     2009
                                                                           10.86             10.45           731     2008
                                                                           10.14             10.86            --     2007
                                                                           10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 6.89            $ 7.95            --     2009
                                                                           10.76              6.89            --     2008
                                                                           11.02             10.76            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 6.70            $ 8.77         1,191     2009
                                                                           12.42              6.70         1,334     2008
                                                                           10.76             12.42         1,408     2007
                                                                           10.00             10.76            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $ 6.54            $ 8.60            --     2009
                                                                           11.42              6.54            --     2008
                                                                            9.65             11.42            --     2007
                                                                           10.00              9.65            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                $ 7.41            $ 8.69            --     2009
                                                                           10.35              7.41            --     2008
                                                                           11.16             10.35            --     2007
                                                                           10.00             11.16            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 5.64            $ 7.47           --
                                                                                      9.68              5.64           --
                                                                                      9.75              9.68           --
                                                                                     10.00              9.75           --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.46            $10.24           --
                                                                                     10.43             10.46           --
                                                                                     10.17             10.43           --
                                                                                     10.00             10.17           --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 7.10            $ 9.28           --
                                                                                     11.07              7.10           --
                                                                                     10.50             11.07           --
                                                                                     10.00             10.50           --
-------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $ 6.82            $ 8.62           --
                                                                                     10.51              6.82           --
                                                                                     10.47             10.51           --
                                                                                     10.00             10.47           --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                         $ 5.60            $ 6.84           --
                                                                                     10.63              5.60           --
                                                                                     11.11             10.63           --
                                                                                     10.00             11.11           --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              $ 5.75            $ 8.99           --
                                                                                     10.97              5.75           --
                                                                                      9.85             10.97           --
                                                                                     10.00              9.85           --
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      $ 7.23            $10.20          234
                                                                                     10.14              7.23          268
                                                                                     10.20             10.14          592
                                                                                     10.00             10.20           --
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 $ 9.54            $10.30           --
                                                                                     10.50              9.54           --
                                                                                     10.11             10.50           --
                                                                                     10.00             10.11           --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    $ 6.58            $ 8.72          685
                                                                                     11.74              6.58          762
                                                                                     10.24             11.74          630
                                                                                     10.00             10.24           --
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                    $ 6.08            $ 7.72          610
                                                                                     10.87              6.08          662
                                                                                     10.98             10.87          535
                                                                                     10.00             10.98           --
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                          $ 6.52            $ 8.91           --
                                                                                     11.04              6.52           --
                                                                                      9.78             11.04           --
                                                                                     10.00              9.78           --
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                 $ 7.71            $10.23           --
                                                                                     11.21              7.71           --
                                                                                     11.05             11.21           --
                                                                                     10.00             11.05           --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                   2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                        2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                           2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                           2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 7.11            $ 9.02            --     2009
                                                                                   11.10              7.11            --     2008
                                                                                   10.68             11.10            --     2007
                                                                                   10.00             10.68            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.76            $ 8.33            --     2009
                                                                                   10.99              6.76            --     2008
                                                                                   10.86             10.99           665     2007
                                                                                   10.00             10.86            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 7.10            $ 9.52         1,109     2009
                                                                                   12.18              7.10         1,254     2008
                                                                                   10.79             12.18         1,704     2007
                                                                                   10.00             10.79            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.21            $ 7.96           888     2009
                                                                                   11.01              6.21           955     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.96            $ 9.39            --     2009
                                                                                   11.53              7.96            --     2008
                                                                                   10.57             11.53            --     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $10.70            $11.47         1,009     2009
                                                                                   10.80             10.70           448     2008
                                                                                   10.39             10.80           972     2007
                                                                                   10.00             10.39            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                    $ 6.27            $ 8.77           277     2009
                                                                                   11.41              6.27           323     2008
                                                                                    9.95             11.41            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 6.83            $ 8.44           561     2009
                                                                                   11.12              6.83           583     2008
                                                                                   10.82             11.12           394     2007
                                                                                   10.00             10.82            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                   $ 6.60            $ 8.66           691     2009
                                                                                   11.10              6.60           754     2008
                                                                                   10.17             11.10           661     2007
                                                                                   10.00             10.17            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                  $ 6.16            $ 8.17           296     2009
                                                                                   10.29              6.16           327     2008
                                                                                   10.23             10.29           569     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                       $ 7.54            $ 9.86           600     2009
                                                                                   11.83              7.54           663     2008
                                                                                   10.96             11.83           493     2007
                                                                                   10.00             10.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           6.86             9.33             --     2009
                                                                        11.12             6.86             --     2008
                                                                        10.25            11.12             --     2007
                                                                        10.00            10.25             --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 9.01            10.92            214     2009
                                                                        10.50             9.01            216     2008
                                                                        10.39            10.50             --     2007
                                                                        10.00            10.39             --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     8.23             9.48             --     2009
                                                                        10.83             8.23             --     2008
                                                                        10.66            10.83             --     2007
                                                                        10.00            10.66             --     2006
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             6.01             8.47             --     2009
                                                                        11.31             6.01             --     2008
                                                                        10.16            11.31             --     2007
                                                                        10.00            10.16             --     2006
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      6.53             8.17             --     2009
                                                                        10.88             6.53             --     2008
                                                                        10.68            10.88             --     2007
                                                                        10.00            10.68             --     2006
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares            5.80             7.77            312     2009
                                                                         9.57             5.80            354     2008
                                                                         9.93             9.57            456     2007
                                                                        10.00             9.93             --     2006
----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    7.94            10.89            219     2009
                                                                        10.61             7.94            250     2008
                                                                        10.48            10.61             --     2007
                                                                        10.00            10.48             --     2006
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                 10.43            11.56          1,618     2009
                                                                        10.71            10.43          1,490     2008
                                                                        10.20            10.71          3,091     2007
                                                                        10.00            10.20             --     2006
----------------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                         $ 6.04            $ 7.15          --
                                                                                     10.76              6.04          --
                                                                                      9.83             10.76          --
                                                                                     10.00              9.83          --
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                          $ 4.74            $ 6.07          --
                                                                                      8.78              4.74          --
                                                                                     10.00              8.78          --
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                             $ 6.57            $ 8.09          --
                                                                                     10.90              6.57          --
                                                                                     10.00             10.90          --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   $ 6.93            $ 8.43          --
                                                                                     10.16              6.93          --
                                                                                     10.00             10.16          --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $ 6.53            $ 7.68          --
                                                                                     11.28              6.53          --
                                                                                     11.01             11.28          --
                                                                                     10.00             11.01          --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $ 6.43            $ 8.61          --
                                                                                     10.94              6.43          --
                                                                                      9.85             10.94          --
                                                                                     10.00              9.85          --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.42            $11.22          --
                                                                                     10.84             10.42          --
                                                                                     10.13             10.84          --
                                                                                     10.00             10.13          --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $ 5.91            $ 6.82          --
                                                                                      9.25              5.91          --
                                                                                     10.00              9.25          --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $ 5.80            $ 7.58          --
                                                                                     10.76              5.80          --
                                                                                     10.00             10.76          --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 6.54            $ 8.59          --
                                                                                     11.44              6.54          --
                                                                                     10.00             11.44          --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $ 6.35            $ 7.44          --
                                                                                      8.88              6.35          --
                                                                                     10.00              8.88          --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 5.37            $ 7.11          --
                                                                                      9.22              5.37          --
                                                                                     10.00              9.22          --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.18            $ 9.96          --
                                                                                     10.16             10.18          --
                                                                                     10.00             10.16          --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                   2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                       2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $ 6.45            $ 8.43          --       2009
                                                                                10.07              6.45          --       2008
                                                                                10.00             10.07          --       2007
------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         $ 6.18            $ 7.81          --       2009
                                                                                 9.54              6.18          --       2008
                                                                                10.00              9.54          --       2007
------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                    $ 4.94            $ 6.02          --       2009
                                                                                 9.38              4.94          --       2008
                                                                                10.00              9.38          --       2007
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                         $ 5.71            $ 8.92          --       2009
                                                                                10.91              5.71          --       2008
                                                                                10.00             10.91          --       2007
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $ 7.21            $10.16          --       2009
                                                                                10.12              7.21          --       2008
                                                                                10.20             10.12          --       2007
                                                                                10.00             10.20          --       2006
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            $ 9.52            $10.26          --       2009
                                                                                10.48              9.52          --       2008
                                                                                10.11             10.48          --       2007
                                                                                10.00             10.11          --       2006
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $ 6.56            $ 8.69          --       2009
                                                                                11.72              6.56          --       2008
                                                                                10.23             11.72          --       2007
                                                                                10.00             10.23          --       2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $ 6.06            $ 7.69          --       2009
                                                                                10.85              6.06          --       2008
                                                                                10.97             10.85          --       2007
                                                                                10.00             10.97          --       2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $ 6.50            $ 8.88          --       2009
                                                                                11.02              6.50          --       2008
                                                                                 9.78             11.02          --       2007
                                                                                10.00              9.78          --       2006
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $ 7.69            $10.19          --       2009
                                                                                11.19              7.69          --       2008
                                                                                11.04             11.19          --       2007
                                                                                10.00             11.04          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                  $ 6.24            $ 7.91          --       2009
                                                                                 9.75              6.24          --       2008
                                                                                10.00              9.75          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --                     $ 6.20            $ 7.88          --       2009
   Class 2 Shares                                                                9.89              6.20          --       2008
                                                                                10.00              9.89          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                              $ 6.74            $ 8.30          --       2009
                                                                                10.97              6.74          --       2008
                                                                                10.86             10.97          --       2007
                                                                                10.00             10.86          --       2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                    $ 6.19            $ 8.29          --       2009
                                                                          10.62              6.19          --       2008
                                                                          10.00             10.62          --       2007
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                     $ 6.19            $ 7.93          --       2009
                                                                          10.99              6.19          --       2008
                                                                          10.99             10.99          --       2007
                                                                          10.00             10.99          --       2006
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 7.94            $ 9.35          --       2009
                                                                          11.51              7.94          --       2008
                                                                          10.56             11.51          --       2007
                                                                          10.00             10.56          --       2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.15            $10.88          --       2009
                                                                          10.26             10.15          --       2008
                                                                          10.00             10.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 5.89            $ 8.23          --       2009
                                                                          10.73              5.89          --       2008
                                                                          10.00             10.73          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.04            $ 7.46          --       2009
                                                                           9.84              6.04          --       2008
                                                                          10.00              9.84          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.08            $ 7.98          --       2009
                                                                          10.24              6.08          --       2008
                                                                          10.00             10.24          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 5.54            $ 7.34          --       2009
                                                                           9.26              5.54          --       2008
                                                                          10.00              9.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 6.48            $ 8.47          --       2009
                                                                          10.18              6.48          --       2008
                                                                          10.00             10.18          --       2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 6.84            $ 9.29          --       2009
                                                                          11.11              6.84          --       2008
                                                                          10.24             11.11          --       2007
                                                                          10.00             10.24          --       2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $ 8.50            $10.29          --       2009
                                                                           9.92              8.50          --       2008
                                                                          10.00              9.92          --       2007
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $ 8.21            $ 9.44          --       2009
                                                                          10.82              8.21          --       2008
                                                                          10.65             10.82          --       2007
                                                                          10.00             10.65          --       2006
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $ 5.99            $ 8.44          --       2009
                                                                          11.29              5.99          --       2008
                                                                          10.15             11.29          --       2007
                                                                          10.00             10.15          --       2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $ 6.51            $ 8.14          --       2009
                                                                          10.86              6.51          --       2008
                                                                          10.67             10.86          --       2007
                                                                          10.00             10.67          --       2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $ 5.79            $ 7.74          --       2009
                                                                        9.56              5.79          --       2008
                                                                        9.92              9.56          --       2007
                                                                       10.00              9.92          --       2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $ 7.92            $10.85          --       2009
                                                                       10.59              7.92          --       2008
                                                                       10.48             10.59          --       2007
                                                                       10.00             10.48          --       2006
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.40            $11.51          --       2009
                                                                       10.69             10.40          --       2008
                                                                       10.19             10.69          --       2007
                                                                       10.00             10.19          --       2006
---------------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED




                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                         $ 5.51            $ 6.58          --
                                                                                      9.72              5.51          --
                                                                                     10.00              9.72          --
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                          $ 5.01            $ 6.47          --
                                                                                      9.20              5.01          --
                                                                                     10.00              9.20          --
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                             $ 5.95            $ 7.39          --
                                                                                      9.79              5.95          --
                                                                                     10.00              9.79          --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   $ 6.73            $ 8.25          --
                                                                                      9.78              6.73          --
                                                                                     10.00              9.78          --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $ 5.68            $ 6.74          --
                                                                                      9.72              5.68          --
                                                                                     10.00              9.72          --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $ 5.80            $ 7.84          --
                                                                                      9.79              5.80          --
                                                                                     10.00              9.79          --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $ 9.85            $10.70          --
                                                                                     10.16              9.85          --
                                                                                     10.00             10.16          --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $ 6.23            $ 7.25          --
                                                                                      9.66              6.23          --
                                                                                     10.00              9.66          --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $ 5.26            $ 6.94          --
                                                                                      9.68              5.26          --
                                                                                     10.00              9.68          --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 5.67            $ 7.51          --
                                                                                      9.83              5.67          --
                                                                                     10.00              9.83          --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $ 6.90            $ 8.16          --
                                                                                      9.57              6.90          --
                                                                                     10.00              9.57          --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 5.67            $ 7.57          --
                                                                                      9.66              5.67          --
                                                                                     10.00              9.66          --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.12            $ 9.99          --
                                                                                     10.02             10.12          --
                                                                                     10.00             10.02          --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)                 $10.04            $ 9.90          --
                                                                                     10.00             10.04          --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 6.30            $ 8.31          --
                                                                                      9.75              6.30          --
                                                                                     10.00              9.75          --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                   2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                       2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)           2009
                                                                              2008
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
---------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                $ 6.26            $ 7.97          --       2009
                                                                        9.57              6.26          --       2008
                                                                       10.00              9.57          --       2007
---------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                           $ 5.10            $ 6.28          --       2009
                                                                        9.62              5.10          --       2008
                                                                       10.00              9.62          --       2007
---------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                $ 5.16            $ 8.13          --       2009
                                                                        9.77              5.16          --       2008
                                                                       10.00              9.77          --       2007
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                        $ 7.19            $10.23          --       2009
                                                                       10.02              7.19          --       2008
                                                                       10.00             10.02          --       2007
---------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                   $ 8.77            $ 9.54          --       2009
                                                                        9.58              8.77          --       2008
                                                                       10.00              9.58          --       2007
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $ 5.53            $ 7.39          --       2009
                                                                        9.80              5.53          --       2008
                                                                       10.00              9.80          --       2007
---------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      $ 5.43            $ 6.95          --       2009
                                                                        9.64              5.43          --       2008
                                                                       10.00              9.64          --       2007
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            $ 5.82            $ 8.02          --       2009
                                                                        9.78              5.82          --       2008
                                                                       10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   $ 6.84            $ 9.14          --       2009
                                                                        9.87              6.84          --       2008
                                                                       10.00              9.87          --       2007
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         $ 6.23            $ 7.97          --       2009
                                                                        9.66              6.23          --       2008
                                                                       10.00              9.66          --       2007
---------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --            $ 6.15            $ 7.89          --       2009
   Class 2 Shares                                                       9.73              6.15          --       2008
                                                                       10.00              9.73          --       2007
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     $ 6.00            $ 7.46          --       2009
                                                                        9.68              6.00          --       2008
                                                                       10.00              9.68          --       2007
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 $ 5.75            $ 7.76          --       2009
                                                                        9.78              5.75          --       2008
                                                                       10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  $ 5.48            $ 7.08          --       2009
                                                                        9.64              5.48          --       2008
                                                                       10.00              9.64          --       2007
---------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 6.83            $ 8.12          --       2009
                                                                        9.82              6.83          --       2008
                                                                       10.00              9.82          --       2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.08            $10.89          --       2009
                                                                          10.10             10.08          --       2008
                                                                          10.00             10.10          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 5.38            $ 7.58          --       2009
                                                                           9.71              5.38          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.00            $ 7.47          --       2009
                                                                           9.69              6.00          --       2008
                                                                          10.00              9.69          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 5.82            $ 7.70          --       2009
                                                                           9.71              5.82          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 5.83            $ 7.79          --       2009
                                                                           9.66              5.83          --       2008
                                                                          10.00              9.66          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 6.24            $ 8.22          --       2009
                                                                           9.71              6.24          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 6.08            $ 8.33          --       2009
                                                                           9.79              6.08          --       2008
                                                                          10.00              9.79          --       2007
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $ 8.67            $10.59          --       2009
                                                                          10.03              8.67          --       2008
                                                                          10.00             10.03          --       2007
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $ 7.54            $ 8.74          --       2009
                                                                           9.84              7.54          --       2008
                                                                          10.00              9.84          --       2007
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $ 5.20            $ 7.38          --       2009
                                                                           9.71              5.20          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $ 5.86            $ 7.39          --       2009
                                                                           9.68              5.86          --       2008
                                                                          10.00              9.68          --       2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares            $ 5.89            $ 7.94          --       2009
                                                                           9.63              5.89          --       2008
                                                                          10.00              9.63          --       2007
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $ 7.56            $10.45          --       2009
                                                                          10.03              7.56          --       2008
                                                                          10.00             10.03          --       2007
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $ 9.88            $11.04          --       2009
                                                                          10.07              9.88          --       2008
                                                                          10.00             10.07          --       2007
------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                         $ 6.20            $ 7.36            --
                                                                                     11.00              6.20            --
                                                                                     10.00             11.00            --
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                          $ 5.02            $ 6.45        21,616
                                                                                      9.26              5.02        23,050
                                                                                     10.00              9.26         5,136
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                             $ 6.85            $ 8.46            --
                                                                                     11.32              6.85            --
                                                                                     10.00             11.32            --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   $ 6.96            $ 8.50        12,508
                                                                                     10.18              6.96        14,759
                                                                                     10.00             10.18        10,425
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $ 5.98            $ 7.06        48,981
                                                                                     10.28              5.98        48,312
                                                                                     10.00             10.28            --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $ 6.58            $ 8.84            --
                                                                                     11.15              6.58            --
                                                                                     10.00             11.15            --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.33            $11.17        49,453
                                                                                     10.71             10.33        44,444
                                                                                     10.00             10.71         3,105
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $ 6.31            $ 7.31            --
                                                                                      9.85              6.31            --
                                                                                     10.00              9.85            --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $ 6.21            $ 8.14        76,654
                                                                                     11.48              6.21        89,861
                                                                                     10.00             11.48        57,269
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 6.80            $ 8.97            --
                                                                                     11.86              6.80            --
                                                                                     10.00             11.86            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $ 6.66            $ 7.83            --
                                                                                      9.28              6.66         1,183
                                                                                     10.00              9.28         1,191
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 5.79            $ 7.69            --
                                                                                      9.91              5.79            --
                                                                                     10.00              9.91            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.33            $10.14        16,470
                                                                                     10.28             10.33            --
                                                                                     10.00             10.28            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)                 $10.00            $ 9.82            --
                                                                                     10.00             10.00         3,678
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 6.79            $ 8.91            --
                                                                                     10.57              6.79            --
                                                                                     10.00             10.57            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                   2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                       2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)           2009
                                                                              2008
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
---------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                            $ 6.60            $ 8.37             --    2009
                                                                                   10.15              6.60             --    2008
                                                                                   10.00             10.15             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                       $ 5.09            $ 6.24             --    2009
                                                                                    9.64              5.09             --    2008
                                                                                   10.00              9.64             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                            $ 5.86            $ 9.18             --    2009
                                                                                   11.15              5.86             --    2008
                                                                                   10.00             11.15             --    2007
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $ 7.12            $10.07         13,880    2009
                                                                                    9.96              7.12         15,249    2008
                                                                                   10.00              9.96         19,482    2007
---------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                               $ 9.48            $10.26             --    2009
                                                                                   10.40              9.48             --    2008
                                                                                   10.00             10.40             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 6.46            $ 8.57         40,613    2009
                                                                                   11.49              6.46         46,298    2008
                                                                                   10.00             11.49         23,039    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.58            $ 7.10         38,948    2009
                                                                                    9.95              5.58         40,608    2008
                                                                                   10.00              9.95         19,332    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.75            $ 9.25             --    2009
                                                                                   11.40              6.75             --    2008
                                                                                   10.00             11.40             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.02            $ 9.33        127,150    2009
                                                                                   10.18              7.02        155,133    2008
                                                                                   10.00             10.18        114,698    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 6.69            $ 8.51             --    2009
                                                                                   10.42              6.69          5,278    2008
                                                                                   10.00             10.42          4,778    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.23            $ 7.95         30,380    2009
                                                                                    9.90              6.23         34,246    2008
                                                                                   10.00              9.90         30,123    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.23            $ 7.70             --    2009
                                                                                   10.10              6.23          2,515    2008
                                                                                   10.00             10.10         26,031    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 6.58            $ 8.84         71,130    2009
                                                                                   11.25              6.58         85,242    2008
                                                                                   10.00             11.25         67,794    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.65            $ 7.26         57,511    2009
                                                                                    9.99              5.65         59,587    2008
                                                                                   10.00              9.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.56            $ 8.94        120,305    2009
                                                                                   10.92              7.56        128,037    2008
                                                                                   10.00             10.92        109,830    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.33            $11.10         61,956    2009
                                                                          10.40             10.33         31,815    2008
                                                                          10.00             10.40         40,834    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 6.33            $ 8.87         15,783    2009
                                                                          11.48              6.33         18,156    2008
                                                                          10.00             11.48             --    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.36            $ 7.88         35,198    2009
                                                                          10.32              6.36         35,327    2008
                                                                          10.00             10.32         13,976    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.52            $ 8.59         40,491    2009
                                                                          10.95              6.52         43,259    2008
                                                                          10.00             10.95         22,004    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 6.05            $ 8.05         17,335    2009
                                                                          10.09              6.05         19,066    2008
                                                                          10.00             10.09         19,075    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 6.94            $ 9.09         38,137    2009
                                                                          10.85              6.94         40,701    2008
                                                                          10.00             10.85         17,700    2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 6.72            $ 9.17             --    2009
                                                                          10.88              6.72             --    2008
                                                                          10.00             10.88             --    2007
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $ 8.71            $10.58         13,059    2009
                                                                          10.12              8.71         12,749    2008
                                                                          10.00             10.12             --    2007
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $ 7.76            $ 8.96         57,922    2009
                                                                          10.19              7.76         59,397    2008
                                                                          10.00             10.19         57,632    2007
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $ 5.95            $ 8.41             --    2009
                                                                          11.16              5.95          3,299    2008
                                                                          10.00             11.16          2,494    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $ 6.16            $ 7.73             --    2009
                                                                          10.23              6.16          5,815    2008
                                                                          10.00             10.23          4,891    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares            $ 5.87            $ 7.87         17,832    2009
                                                                           9.65              5.87         19,979    2008
                                                                          10.00              9.65         14,924    2007
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $ 7.60            $10.45         13,373    2009
                                                                          10.14              7.60         17,268    2008
                                                                          10.00             10.14          2,188    2007
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $10.27            $11.41         96,979    2009
                                                                          10.52             10.27         85,999    2008
                                                                          10.00             10.52        101,805    2007
------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                         $ 6.88            $ 8.16            --
                                                                                     12.22              6.88            --
                                                                                     11.15             12.22            --
                                                                                     10.71             11.15            --
                                                                                     10.00             10.71            --
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                          $ 5.01            $ 6.42         1,547
                                                                                      9.25              5.01         1,629
                                                                                     10.00              9.25           339
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                             $ 6.83            $ 8.42            --
                                                                                     11.30              6.83            --
                                                                                     10.00             11.30            --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   $ 6.95            $ 8.47            --
                                                                                     10.17              6.95            --
                                                                                     10.00             10.17            --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $ 6.98            $ 8.22         2,990
                                                                                     12.01              6.98         2,956
                                                                                     11.71             12.01            --
                                                                                     10.22             11.71            --
                                                                                     10.00             10.22            --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $ 7.02            $ 9.43            --
                                                                                     11.92              7.02            --
                                                                                     10.72             11.92            --
                                                                                     11.02             10.72            --
                                                                                     10.00             11.02            --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.35            $11.17         3,547
                                                                                     10.74             10.35         3,010
                                                                                     10.02             10.74            --
                                                                                     10.08             10.02            --
                                                                                     10.00             10.08            --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $ 6.30            $ 7.28            --
                                                                                      9.83              6.30            --
                                                                                     10.00              9.83            --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $ 6.19            $ 8.10         5,514
                                                                                     11.46              6.19         5,893
                                                                                     10.00             11.46         3,348
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 6.78            $ 8.93            --
                                                                                     11.84              6.78            --
                                                                                     10.00             11.84            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $ 6.64            $ 7.80            --
                                                                                      9.27              6.64            --
                                                                                     10.00              9.27            --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 5.77            $ 7.66            --
                                                                                      9.90              5.77            --
                                                                                     10.00              9.90            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                       2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
----------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                   $10.30            $10.10            --     2009
                                                                                10.26             10.30            --     2008
                                                                                10.00             10.26            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)            $ 9.99            $ 9.79            --     2009
                                                                                10.00              9.99            --     2008
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $ 6.77            $ 8.87            --     2009
                                                                                10.55              6.77            --     2008
                                                                                10.00             10.55            --     2007
------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         $ 6.58            $ 8.33            --     2009
                                                                                10.14              6.58            --     2008
                                                                                10.00             10.14            --     2007
------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                    $ 5.07            $ 6.21            --     2009
                                                                                 9.63              5.07            --     2008
                                                                                10.00              9.63            --     2007
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                         $ 5.84            $ 9.14            --     2009
                                                                                11.13              5.84            --     2008
                                                                                10.00             11.13            --     2007
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $ 7.40            $10.46           951     2009
                                                                                10.38              7.40         1,069     2008
                                                                                10.43             10.38         1,225     2007
                                                                                10.10             10.43            --     2006
                                                                                10.00             10.10            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            $ 9.87            $10.67            --     2009
                                                                                10.85              9.87            --     2008
                                                                                10.44             10.85            --     2007
                                                                                10.67             10.44            --     2006
                                                                                10.00             10.67            --     2005
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $ 7.66            $10.16         2,423     2009
                                                                                13.66              7.66         2,676     2008
                                                                                11.89             13.66         1,154     2007
                                                                                10.90             11.89            --     2006
                                                                                10.00             10.90            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $ 6.75            $ 8.58         2,292     2009
                                                                                12.05              6.75         2,445     2008
                                                                                12.16             12.05         1,041     2007
                                                                                10.35             12.16            --     2006
                                                                                10.00             10.35            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $ 8.13            $11.13            --     2009
                                                                                13.76              8.13            --     2008
                                                                                12.19             13.76            --     2007
                                                                                11.07             12.19            --     2006
                                                                                10.00             11.07            --     2005
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $ 7.90            $10.48        17,575     2009
                                                                                11.47              7.90        18,173     2008
                                                                                11.29             11.47        18,264     2007
                                                                                 9.75             11.29            --     2006
                                                                                10.00              9.75            --     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 6.67            $ 8.47            --     2009
                                                                                   10.40              6.67            --     2008
                                                                                   10.00             10.40            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.21            $ 7.92        10,118     2009
                                                                                    9.90              6.21        11,751     2008
                                                                                   10.00              9.90         7,971     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.78            $ 8.37            --     2009
                                                                                   11.01              6.78            --     2008
                                                                                   10.87             11.01         1,433     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 6.56            $ 8.80         5,106     2009
                                                                                   11.23              6.56         5,521     2008
                                                                                   10.00             11.23         3,997     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.23            $ 7.99         3,718     2009
                                                                                   11.03              6.23         3,875     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.98            $ 9.42        11,492     2009
                                                                                   11.55              7.98        11,859     2008
                                                                                   10.57             11.55         9,628     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $10.30            $11.05         4,464     2009
                                                                                   10.38             10.30         1,896     2008
                                                                                   10.00             10.38         2,163     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                    $ 6.31            $ 8.83         1,111     2009
                                                                                   11.46              6.31         1,313     2008
                                                                                   10.00             11.46            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 6.34            $ 7.84         2,511     2009
                                                                                   10.31              6.34         2,577     2008
                                                                                   10.00             10.31           912     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                   $ 6.50            $ 8.55         2,871     2009
                                                                                   10.93              6.50         3,127     2008
                                                                                   10.00             10.93         1,432     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                  $ 6.04            $ 8.02         1,223     2009
                                                                                   10.08              6.04         1,369     2008
                                                                                   10.00             10.08         1,243     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                       $ 6.91            $ 9.05         2,720     2009
                                                                                   10.83              6.91         2,961     2008
                                                                                   10.00             10.83         1,156     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.21            $ 9.81            --     2009
                                                                                   11.68              7.21            --     2008
                                                                                   10.75             11.68            --     2007
                                                                                   10.23             10.75            --     2006
                                                                                   10.00             10.23            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                          $ 8.68            $10.53           939     2009
                                                                                   10.11              8.68           915     2008
                                                                                   10.00             10.11            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $ 8.47            $ 9.77            --     2009
                                                                       11.14              8.47            --     2008
                                                                       10.95             11.14            --     2007
                                                                       10.02             10.95            --     2006
                                                                       10.00             10.02            --     2005
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 6.48            $ 9.14            --     2009
                                                                       12.18              6.48            --     2008
                                                                       10.92             12.18            --     2007
                                                                       10.36             10.92            --     2006
                                                                       10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 7.08            $ 8.87            --     2009
                                                                       11.79              7.08            --     2008
                                                                       11.56             11.79            --     2007
                                                                       10.29             11.56            --     2006
                                                                       10.00             10.29            --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $ 6.91            $ 9.27         1,059     2009
                                                                       11.39              6.91         1,218     2008
                                                                       11.80             11.39           820     2007
                                                                       10.51             11.80            --     2006
                                                                       10.00             10.51            --     2005
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $ 8.13            $11.16           891     2009
                                                                       10.85              8.13         1,003     2008
                                                                       10.71             10.85            --     2007
                                                                       10.03             10.71            --     2006
                                                                       10.00             10.03            --     2005
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.41            $11.55         6,853     2009
                                                                       10.67             10.41         6,094     2008
                                                                       10.15             10.67         6,576     2007
                                                                        9.98             10.15            --     2006
                                                                       10.00              9.98            --     2005
---------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                  PAGE
THE COMPANY...................................................................................................... B-3

THE SEPARATE ACCOUNT............................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................................................... B-3

THE CONTRACTS.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.......................................................................... B-4

CALCULATION OF PERFORMANCE DATA.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

TAX MATTERS...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

GENERAL PROVISIONS............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................................................... B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK........................................................ B-9

EXPERTS.......................................................................................................... B-9

FINANCIAL STATEMENTS............................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00 (Foundation NY), to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2010, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account
1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is April 30, 2010.

TABLE OF CONTENTS

The Company...................................................................................................... B-3

The Separate Account............................................................................................. B-3

Additional Information About the Guarantee Account............................................................... B-3

The Contracts.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

Termination of Participation Agreements.......................................................................... B-4

Calculation of Performance Data.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

Tax Matters...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

General Provisions............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

Legal Developments Regarding Employment-Related Benefit Plans.................................................... B-9

Regulation of Genworth Life Insurance Company of New York........................................................ B-9

Experts.......................................................................................................... B-9

Financial Statements............................................................................................. B-9

The Company

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income, formerly known as Retirement Income and Institutional.


  . Protection. We offer customers term and universal life insurance and long-term care insurance.


  . Retirement Income. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. We discontinued offering variable life on and after May 1, 2008.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments and the results of non-strategic products. Our non-strategic products include our institutional products, which consist of funding agreements backing notes ("FABNs").


We do business in the State of New York.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.


AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Genworth Variable Insurance Trust. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:    -1.56% as of December 31, 2008
Effective Yield:  -1.55% as of December 31, 2008


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield:    -1.56% as of December 31, 2008
Effective Yield:  -1.55% as of December 31, 2008


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

Regulation of Genworth Life Insurance Company of New York

Besides federal securities laws, we are subject to the New York insurance laws.

Experts


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, and the financial statements of the Separate Account as of December 31, 2009 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated April 13, 2010 refers to a change in the method of accounting for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.


Financial Statements

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2009

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2009

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-67

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund - Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Columbia Mid Cap Value Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity

Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JP Morgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I, Legg Mason ClearBridge Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA -- Non-Service Shares, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares) as of December 31, 2009, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2009, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 8, 2010

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2009

                                                          AIM VARIABLE INSURANCE FUNDS
                                       -------------------------------------------------------------------
                                       AIM V.I.    AIM V.I.   AIM V.I.  AIM V.I.     AIM V.I.    AIM V.I.
                                         BASIC     CAPITAL      CORE   GLOBAL REAL INTERNATIONAL LARGE CAP
                                         VALUE   APPRECIATION  EQUITY    ESTATE       GROWTH      GROWTH
                                        FUND --    FUND --    FUND --    FUND --      FUND --     FUND --
                          CONSOLIDATED SERIES II   SERIES I   SERIES I  SERIES II    SERIES II   SERIES I
                             TOTAL      SHARES      SHARES     SHARES    SHARES       SHARES      SHARES
                          ------------ --------- ------------ -------- ----------- ------------- ---------
ASSETS:
Investments at fair
 value (note 2).......... $890,177,473 1,384,717   388,921    648,909    560,467     8,118,016    207,560
Dividend receivable......      398,647        --        --         --         --            --         --
Receivable for units sold      317,965       756        --        223          2            --         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Total assets.........  890,894,085 1,385,473   388,921    649,132    560,469     8,118,016    207,560
                          ------------ ---------   -------    -------    -------     ---------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       43,060        60        17         29         27           377          9
Payable for units
 withdrawn...............      123,518        --       292         --         --           650         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Total liabilities....      166,578        60       309         29         27         1,027          9
                          ------------ ---------   -------    -------    -------     ---------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  875,143,420 1,385,413   388,612    649,103    490,033     7,995,529    207,551
 Variable annuity
   contract owners in
   the annuitization
   period................   15,584,087        --        --         --     70,409       121,460         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Net assets........... $890,727,507 1,385,413   388,612    649,103    560,442     8,116,989    207,551
                          ============ =========   =======    =======    =======     =========    =======
Investments in
 securities at cost...... $926,520,091 1,943,555   458,732    639,912    652,184     8,027,987    223,814
                          ============ =========   =======    =======    =======     =========    =======
Shares outstanding.......                232,726    19,130     26,040     46,980       316,739     16,902
                                       =========   =======    =======    =======     =========    =======

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                              BALANCED       GLOBAL THEMATIC     GROWTH AND
                           WEALTH STRATEGY       GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2)..........     6,739,235          436,282          5,577,488
Dividend receivable......            --               --                 --
Receivable for units sold             2               --              1,477
                              ---------          -------          ---------
    Total assets.........     6,739,237          436,282          5,578,965
                              ---------          -------          ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           324               19                252
Payable for units
 withdrawn...............            --               82                 --
                              ---------          -------          ---------
    Total liabilities....           324              101                252
                              ---------          -------          ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     6,306,854          436,181          5,404,879
 Variable annuity
   contract owners in
   the annuitization
   period................       432,059               --            173,834
                              ---------          -------          ---------
    Net assets...........     6,738,913          436,181          5,578,713
                              =========          =======          =========
Investments in
 securities at cost......     7,024,651          407,060          7,118,595
                              =========          =======          =========
Shares outstanding.......       636,979           26,700            369,860
                              =========          =======          =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                                   AMERICAN
                                                                                   CENTURY
                                                                                   VARIABLE
                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. PORTFOLIOS II,
                                               (CONTINUED)                           INC.
                          ----------------------------------------------------- --------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP      VP INFLATION
                                VALUE            GROWTH            GROWTH         PROTECTION
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --       FUND --
                               CLASS B           CLASS B           CLASS B         CLASS II
                          ----------------- ----------------- ----------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........    $10,616,552        1,405,159          250,345        20,086,468
Dividend receivable......             --               --               --            47,373
Receivable for units sold             --            1,423               39             2,949
                             -----------        ---------          -------        ----------
    Total assets.........     10,616,552        1,406,582          250,384        20,136,790
                             -----------        ---------          -------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...            496               60               11               955
Payable for units
 withdrawn...............            162               --               --                --
                             -----------        ---------          -------        ----------
    Total liabilities....            658               60               11               955
                             -----------        ---------          -------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     10,448,195        1,406,522          250,373        19,553,789
 Variable annuity
   contract owners in
   the annuitization
   period................        167,699               --               --           582,046
                             -----------        ---------          -------        ----------
    Net assets...........    $10,615,894        1,406,522          250,373        20,135,835
                             ===========        =========          =======        ==========
Investments in
 securities at cost......    $11,702,917        1,335,695          243,580        18,879,528
                             ===========        =========          =======        ==========
Shares outstanding.......        730,162           56,843           21,452         1,871,991
                             ===========        =========          =======        ==========



                                                                                BLACKROCK VARIABLE SERIES
                              AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.               FUNDS, INC.
                          -------------------------------------------------- --------------------------------
                                                                                                 BLACKROCK
                                                                                BLACKROCK         GLOBAL
                          VP INCOME &                                        BASIC VALUE V.I. ALLOCATION V.I.
                            GROWTH    VP INTERNATIONAL VP ULTRA(R) VP VALUE      FUND --          FUND --
                            FUND --       FUND --        FUND --   FUND --      CLASS III        CLASS III
                            CLASS I       CLASS I        CLASS I   CLASS I        SHARES          SHARES
                          ----------- ---------------- ----------- --------- ---------------- ---------------
ASSETS:
Investments at fair
 value (note 2)..........   639,154      1,851,430       407,394   1,106,606      860,614       77,763,342
Dividend receivable......        --             --            --          --           --               --
Receivable for units sold       158             --            73          61           --               --
                            -------      ---------       -------   ---------    ---------       ----------
    Total assets.........   639,312      1,851,430       407,467   1,106,667      860,614       77,763,342
                            -------      ---------       -------   ---------    ---------       ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        28             94            17          45           37            3,937
Payable for units
 withdrawn...............        --              6            --          --            1           42,221
                            -------      ---------       -------   ---------    ---------       ----------
    Total liabilities....        28            100            17          45           38           46,158
                            -------      ---------       -------   ---------    ---------       ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   639,284      1,536,139       407,450   1,106,622      860,576       76,898,982
 Variable annuity
   contract owners in
   the annuitization
   period................        --        315,191            --          --           --          818,202
                            -------      ---------       -------   ---------    ---------       ----------
    Net assets...........   639,284      1,851,330       407,450   1,106,622      860,576       77,717,184
                            =======      =========       =======   =========    =========       ==========
Investments in
 securities at cost......   805,084      2,047,668       466,136   1,401,051    1,037,521       78,264,214
                            =======      =========       =======   =========    =========       ==========
Shares outstanding.......   118,802        239,512        50,172     209,584       80,356        5,794,586
                            =======      =========       =======   =========    =========       ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


                             BLACKROCK VARIABLE
                             SERIES FUNDS, INC.       COLUMBIA FUNDS VARIABLE
                                 (CONTINUED)             INSURANCE TRUST I                DWS VARIABLE SERIES II
                          ------------------------- --------------------------- -------------------------------------------
                                                                    COLUMBIA
                           BLACKROCK    BLACKROCK     COLUMBIA      MARSICO         DWS
                           LARGE CAP      VALUE       MARSICO    INTERNATIONAL  DREMAN SMALL
                          GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES    MID CAP          DWS            DWS
                            FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE VALUE VIP -- STRATEGIC VALUE   TECHNOLOGY
                           CLASS III    CLASS III    SERIES --     SERIES --      CLASS B    VIP -- CLASS B  VIP -- CLASS B
                            SHARES       SHARES       CLASS A       CLASS B        SHARES        SHARES          SHARES
                          ----------- ------------- ------------ -------------- ------------ --------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  $260,897      482,016     3,287,830     8,300,992       811,453       455,723        168,029
Dividend receivable......        --           --            --            --            --            --             --
Receivable for units sold        --           --           124            --            66            55              8
                           --------      -------     ---------     ---------     ---------       -------        -------
    Total assets.........   260,897      482,016     3,287,954     8,300,992       811,519       455,778        168,037
                           --------      -------     ---------     ---------     ---------       -------        -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        12           21           141           375            36            19              7
Payable for units
 withdrawn...............         1            1            --           405            --            --             --
                           --------      -------     ---------     ---------     ---------       -------        -------
    Total liabilities....        13           22           141           780            36            19              7
                           --------      -------     ---------     ---------     ---------       -------        -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   260,884      481,994     3,287,813     8,217,909       811,483       455,759        168,030
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --        82,303            --            --             --
                           --------      -------     ---------     ---------     ---------       -------        -------
    Net assets...........  $260,884      481,994     3,287,813     8,300,212       811,483       455,759        168,030
                           ========      =======     =========     =========     =========       =======        =======
Investments in
 securities at cost......  $247,241      799,822     3,169,146     9,459,623     1,179,521       694,681        152,749
                           ========      =======     =========     =========     =========       =======        =======
Shares outstanding.......    27,667       42,468       194,431       586,643        80,903        61,751         18,629
                           ========      =======     =========     =========     =========       =======        =======


                                           DREYFUS
                          -----------------------------------------
                                          DREYFUS
                             DREYFUS      VARIABLE    THE DREYFUS
                            INVESTMENT   INVESTMENT    SOCIALLY
                            PORTFOLIOS    FUND --     RESPONSIBLE
                           MIDCAP STOCK    MONEY     GROWTH FUND,
                           PORTFOLIO --    MARKET   INC. -- INITIAL
                          INITIAL SHARES PORTFOLIO      SHARES
                          -------------- ---------- ---------------
ASSETS:
Investments at fair
 value (note 2)..........    134,415     1,153,670      283,917
Dividend receivable......         --            --           --
Receivable for units sold         36            15           28
                             -------     ---------      -------
    Total assets.........    134,451     1,153,685      283,945
                             -------     ---------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          6           178           12
Payable for units
 withdrawn...............         --            --           --
                             -------     ---------      -------
    Total liabilities....          6           178           12
                             -------     ---------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    134,445     1,153,507      283,933
 Variable annuity
   contract owners in
   the annuitization
   period................         --            --           --
                             -------     ---------      -------
    Net assets...........    134,445     1,153,507      283,933
                             =======     =========      =======
Investments in
 securities at cost......    175,613     1,153,671      251,927
                             =======     =========      =======
Shares outstanding.......     12,850     1,153,670       10,812
                             =======     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         EVERGREEN
                                                         VARIABLE
                                                          ANNUITY
                            EATON VANCE VARIABLE TRUST     TRUST                        FEDERATED INSURANCE SERIES
                          ------------------------------ --------- ------------------------------------------------------
                                                         EVERGREEN FEDERATED   FEDERATED    FEDERATED HIGH FEDERATED HIGH
                                           VT WORLDWIDE  VA OMEGA   CAPITAL   CLOVER VALUE   INCOME BOND    INCOME BOND
                          VT FLOATING-RATE    HEALTH      FUND --   INCOME     FUND II --     FUND II --     FUND II --
                            INCOME FUND    SCIENCES FUND  CLASS 2   FUND II  PRIMARY SHARES PRIMARY SHARES SERVICE SHARES
                          ---------------- ------------- --------- --------- -------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........   $11,903,729      1,193,421    124,553   124,506     110,783        103,957       5,271,829
Dividend receivable......        45,017             --         --        --          --             --              --
Receivable for units sold            --            461         --        --          --             --              --
                            -----------      ---------    -------   -------     -------        -------       ---------
    Total assets.........    11,948,746      1,193,882    124,553   124,506     110,783        103,957       5,271,829
                            -----------      ---------    -------   -------     -------        -------       ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           542             51          5         5           4              4             218
Payable for units
 withdrawn...............           670             --          1        --          --             --              96
                            -----------      ---------    -------   -------     -------        -------       ---------
    Total liabilities....         1,212             51          6         5           4              4             314
                            -----------      ---------    -------   -------     -------        -------       ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    11,795,820      1,193,831    124,547   124,501     110,779        103,953       5,271,515
 Variable annuity
   contract owners in
   the annuitization
   period................       151,714             --         --        --          --             --              --
                            -----------      ---------    -------   -------     -------        -------       ---------
    Net assets...........   $11,947,534      1,193,831    124,547   124,501     110,779        103,953       5,271,515
                            ===========      =========    =======   =======     =======        =======       =========
Investments in
 securities at cost......   $11,866,672      1,238,492     95,258   152,077     189,645        109,568       5,457,708
                            ===========      =========    =======   =======     =======        =======       =========
Shares outstanding.......     1,315,329        116,205      6,169    14,361      12,228         15,586         792,756
                            ===========      =========    =======   =======     =======        =======       =========


                                          FIDELITY(R) VARIABLE INSURANCE
                                                   PRODUCTS FUND
                          ------------------------------------------------
                            FEDERATED          VIP               VIP
                             KAUFMANN    ASSET MANAGER/SM/ ASSET MANAGER/SM/
                            FUND II --     PORTFOLIO --      PORTFOLIO --
                          SERVICE SHARES  INITIAL CLASS    SERVICE CLASS 2
                          -------------- ----------------  ----------------
ASSETS:
Investments at fair
 value (note 2)..........   6,409,191        162,998           922,407
Dividend receivable......          --             --                --
Receivable for units sold          --             --                --
                            ---------        -------           -------
    Total assets.........   6,409,191        162,998           922,407
                            ---------        -------           -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         297              6                45
Payable for units
 withdrawn...............          86             --                --
                            ---------        -------           -------
    Total liabilities....         383              6                45
                            ---------        -------           -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,331,309        162,992           899,698
 Variable annuity
   contract owners in
   the annuitization
   period................      77,499             --            22,664
                            ---------        -------           -------
    Net assets...........   6,408,808        162,992           922,362
                            =========        =======           =======
Investments in
 securities at cost......   5,914,913        186,915           971,870
                            =========        =======           =======
Shares outstanding.......     512,325         12,538            72,119
                            =========        =======           =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                             FIDELITY(R) VARIABLE INSURANCE
                                                                               PRODUCTS FUND (CONTINUED)
                          --------------------------------------------------------------------------------------------
                                                                       VIP
                                                                     DYNAMIC        VIP          VIP          VIP
                              VIP           VIP           VIP        CAPITAL      EQUITY-      EQUITY-      GROWTH &
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME       INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE       INITIAL       SERVICE      SERVICE      INITIAL      SERVICE      INITIAL
                            CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS
                          ------------ ------------- ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2).......... $13,486,706    1,131,546    22,177,590     285,369      662,588     5,813,342     235,603
Dividend receivable......          --           --            --          --           --            --          --
Receivable for units sold          --           --         3,814          --           --         1,027          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Total assets.........  13,486,706    1,131,546    22,181,404     285,369      662,588     5,814,369     235,603
                          -----------    ---------    ----------     -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         683           44           954          12           26           258           9
Payable for units
 withdrawn...............         396           --            --           2           --            --          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Total liabilities....       1,079           44           954          14           26           258           9
                          -----------    ---------    ----------     -------      -------     ---------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  13,315,546    1,131,502    21,999,828     285,355      662,562     5,670,614     235,594
 Variable annuity
   contract owners in
   the annuitization
   period................     170,081           --       180,622          --           --       143,497          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Net assets........... $13,485,627    1,131,502    22,180,450     285,355      662,562     5,814,111     235,594
                          ===========    =========    ==========     =======      =======     =========     =======
Investments in
 securities at cost...... $14,167,038    1,420,500    27,043,322     366,692      882,871     7,307,526     288,729
                          ===========    =========    ==========     =======      =======     =========     =======
Shares outstanding.......   1,018,633       54,876     1,093,031      40,421       39,416       350,835      21,283
                          ===========    =========    ==========     =======      =======     =========     =======


                          ----------------------------------------

                              VIP           VIP
                            GROWTH &      GROWTH         VIP
                             INCOME    OPPORTUNITIES    GROWTH
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE       INITIAL      INITIAL
                            CLASS 2        CLASS        CLASS
                          ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  1,594,489      150,633      478,065
Dividend receivable......         --           --           --
Receivable for units sold      1,839           --           --
                           ---------      -------      -------
    Total assets.........  1,596,328      150,633      478,065
                           ---------      -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         69            6           19
Payable for units
 withdrawn...............         --           --           --
                           ---------      -------      -------
    Total liabilities....         69            6           19
                           ---------      -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  1,596,259      150,627      478,046
 Variable annuity
   contract owners in
   the annuitization
   period................         --           --           --
                           ---------      -------      -------
    Net assets...........  1,596,259      150,627      478,046
                           =========      =======      =======
Investments in
 securities at cost......  1,882,284      188,326      639,053
                           =========      =======      =======
Shares outstanding.......    146,283       10,381       15,914
                           =========      =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                           FIDELITY(R) VARIABLE INSURANCE
                                             PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------- ---------------
                                           VIP                                    VIP
                              VIP       INVESTMENT      VIP          VIP         VALUE
                             GROWTH     GRADE BOND    MID CAP      OVERSEAS    STRATEGIES  FRANKLIN INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   SECURITIES
                            SERVICE      SERVICE      SERVICE      INITIAL      SERVICE        FUND --
                            CLASS 2      CLASS 2      CLASS 2       CLASS       CLASS 2    CLASS 2 SHARES
                          ------------ ------------ ------------ ------------ ------------ ---------------
ASSETS:
Investments at fair
 value (note 2)..........  $1,391,235   1,576,870     9,368,511    194,860      310,371      103,048,622
Dividend receivable......          --          --            --         --           --               --
Receivable for units sold          --          --         1,069         --           --               --
                           ----------   ---------    ----------    -------      -------      -----------
    Total assets.........   1,391,235   1,576,870     9,369,580    194,860      310,371      103,048,622
                           ----------   ---------    ----------    -------      -------      -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          60          70           398          7           13            5,509
Payable for units
 withdrawn...............         519           2            --         --            1           12,486
                           ----------   ---------    ----------    -------      -------      -----------
    Total liabilities....         579          72           398          7           14           17,995
                           ----------   ---------    ----------    -------      -------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,390,656   1,572,554     9,367,042    194,853      310,357      100,486,810
 Variable annuity
   contract owners in
   the annuitization
   period................          --       4,244         2,140         --           --        2,543,817
                           ----------   ---------    ----------    -------      -------      -----------
    Net assets...........  $1,390,656   1,576,798     9,369,182    194,853      310,357      103,030,627
                           ==========   =========    ==========    =======      =======      ===========
Investments in
 securities at cost......  $1,485,983   1,561,545    10,607,358    234,789      438,233      114,677,466
                           ==========   =========    ==========    =======      =======      ===========
Shares outstanding.......      46,764     128,619       373,247     12,948       39,945        7,298,061
                           ==========   =========    ==========    =======      =======      ===========

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------

                          FRANKLIN LARGE FRANKLIN TEMPLETON
                            CAP GROWTH      VIP FOUNDING    MUTUAL SHARES  TEMPLETON FOREIGN
                            SECURITIES    FUNDS ALLOCATION    SECURITIES      SECURITIES
                             FUND --          FUND --          FUND --          FUND --
                          CLASS 2 SHARES   CLASS 2 SHARES   CLASS 2 SHARES  CLASS 1 SHARES
                          -------------- ------------------ -------------- -----------------
ASSETS:
Investments at fair
 value (note 2)..........    417,390         18,730,447       13,788,567        45,279
Dividend receivable......         --                 --               --            --
Receivable for units sold        131                 --               --            --
                             -------         ----------       ----------        ------
    Total assets.........    417,521         18,730,447       13,788,567        45,279
                             -------         ----------       ----------        ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         19                911              643             2
Payable for units
 withdrawn...............         --              2,023            1,175            --
                             -------         ----------       ----------        ------
    Total liabilities....         19              2,934            1,818             2
                             -------         ----------       ----------        ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    417,502         18,292,837       13,594,703        45,277
 Variable annuity
   contract owners in
   the annuitization
   period................         --            434,676          192,046            --
                             -------         ----------       ----------        ------
    Net assets...........    417,502         18,727,513       13,786,749        45,277
                             =======         ==========       ==========        ======
Investments in
 securities at cost......    468,384         20,415,087       13,107,749        51,140
                             =======         ==========       ==========        ======
Shares outstanding.......     31,079          2,623,312          945,718         3,310
                             =======         ==========       ==========        ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE
                                            PRODUCTS TRUST (CONTINUED)
                          -------------------------------------------------------------- -------------------------

                            TEMPLETON       TEMPLETON        TEMPLETON      TEMPLETON    CORE VALUE
                             FOREIGN          GLOBAL          GLOBAL          GROWTH       EQUITY
                            SECURITIES   ASSET ALLOCATION BOND SECURITIES   SECURITIES    FUND --   INCOME FUND --
                             FUND --         FUND --          FUND --        FUND --      CLASS 1      CLASS 1
                          CLASS 2 SHARES  CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES   SHARES       SHARES
                          -------------- ---------------- --------------- -------------- ---------- --------------
ASSETS:
Investments at fair
 value (note 2)..........   $3,786,442       527,154          58,165        3,020,343    1,556,335    2,209,947
Dividend receivable......           --            --              --               --           --           --
Receivable for units sold          317           100              --               --          459          829
                            ----------       -------          ------        ---------    ---------    ---------
    Total assets.........    3,786,759       527,254          58,165        3,020,343    1,556,794    2,210,776
                            ----------       -------          ------        ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          177            22               2              140           68           84
Payable for units
 withdrawn...............           --            --              --              412           --           --
                            ----------       -------          ------        ---------    ---------    ---------
    Total liabilities....          177            22               2              552           68           84
                            ----------       -------          ------        ---------    ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    3,469,188       527,232          58,163        2,809,373    1,556,726    2,210,692
 Variable annuity
   contract owners in
   the annuitization
   period................      317,394            --              --          210,418           --           --
                            ----------       -------          ------        ---------    ---------    ---------
    Net assets...........   $3,786,582       527,232          58,163        3,019,791    1,556,726    2,210,692
                            ==========       =======          ======        =========    =========    =========
Investments in
 securities at cost......   $4,219,134       812,115          53,701        3,323,207    1,697,064    2,457,463
                            ==========       =======          ======        =========    =========    =========
Shares outstanding.......      281,520        57,550           3,282          290,418      193,574      208,093
                            ==========       =======          ======        =========    =========    =========

                          GE INVESTMENTS FUNDS, INC.
                          ---------------------------------------------------
                                                                    PREMIER
                                                                    GROWTH
                          INTERNATIONAL     MID-CAP                 EQUITY
                          EQUITY FUND -- EQUITY FUND --   MONEY     FUND --
                             CLASS 1        CLASS 1       MARKET    CLASS 1
                              SHARES         SHARES        FUND     SHARES
                          -------------- -------------- ---------- ---------
ASSETS:
Investments at fair
 value (note 2)..........     62,371       2,807,145    27,690,572 1,083,571
Dividend receivable......         --              --            --        --
Receivable for units sold         --             182       223,308       712
                             -------       ---------    ---------- ---------
    Total assets.........     62,371       2,807,327    27,913,880 1,084,283
                             -------       ---------    ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          2             121         1,163        47
Payable for units
 withdrawn...............         --              --            --        --
                             -------       ---------    ---------- ---------
    Total liabilities....          2             121         1,163        47
                             -------       ---------    ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     62,369       2,804,973    27,912,717 1,084,236
 Variable annuity
   contract owners in
   the annuitization
   period................         --           2,233            --        --
                             -------       ---------    ---------- ---------
    Net assets...........     62,369       2,807,206    27,912,717 1,084,236
                             =======       =========    ========== =========
Investments in
 securities at cost......    122,215       3,133,003    27,690,570 1,169,778
                             =======       =========    ========== =========
Shares outstanding.......    127,287         189,416    27,690,572    16,852
                             =======       =========    ========== =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------


                          REAL ESTATE            SMALL-CAP
                          SECURITIES              EQUITY   TOTAL RETURN TOTAL RETURN U.S. EQUITY
                            FUND --   S&P 500(R)  FUND --    FUND --      FUND --      FUND --
                            CLASS 1     INDEX     CLASS 1    CLASS 1      CLASS 3      CLASS 1
                            SHARES       FUND     SHARES      SHARES       SHARES      SHARES
                          ----------- ---------- --------- ------------ ------------ -----------
ASSETS:
Investments at fair
 value (note 2).......... $4,632,664  16,655,323 2,799,165  16,809,427  121,012,462   1,179,952
Dividend receivable......         --          --        --          --           --          --
Receivable for units sold         --      25,482     2,649       3,307           --       2,035
                          ----------  ---------- ---------  ----------  -----------   ---------
    Total assets.........  4,632,664  16,680,805 2,801,814  16,812,734  121,012,462   1,181,987
                          ----------  ---------- ---------  ----------  -----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        213         701       120         758        6,565          51
Payable for units
 withdrawn...............      1,731          --        --          --       49,094          --
                          ----------  ---------- ---------  ----------  -----------   ---------
    Total liabilities....      1,944         701       120         758       55,659          51
                          ----------  ---------- ---------  ----------  -----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  4,591,994  16,676,869 2,801,694  16,650,839  118,172,340   1,181,936
 Variable annuity
   contract owners in
   the annuitization
   period................     38,726       3,235        --     161,137    2,784,463          --
                          ----------  ---------- ---------  ----------  -----------   ---------
    Net assets........... $4,630,720  16,680,104 2,801,694  16,811,976  120,956,803   1,181,936
                          ==========  ========== =========  ==========  ===========   =========
Investments in
 securities at cost...... $5,051,878  18,028,038 3,432,912  17,874,930  135,766,039   1,275,195
                          ==========  ========== =========  ==========  ===========   =========
Shares outstanding.......    550,852     840,329   285,921   1,107,340    7,987,621      40,368
                          ==========  ========== =========  ==========  ===========   =========

                             GENWORTH VARIABLE INSURANCE TRUST
                          ---------------------------------------
                                   GENWORTH            GENWORTH
                          GENWORTH COLUMBIA  GENWORTH EATON VANCE
                          CALAMOS  MID CAP   DAVIS NY  LARGE CAP
                           GROWTH   VALUE    VENTURE     VALUE
                          FUND --  FUND --   FUND --    FUND --
                          SERVICE  SERVICE   SERVICE    SERVICE
                           SHARES   SHARES    SHARES    SHARES
                          -------- --------- -------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  52,941  3,815,735 444,798  10,596,646
Dividend receivable......      --         --      --          --
Receivable for units sold      --         --      --          --
                           ------  --------- -------  ----------
    Total assets.........  52,941  3,815,735 444,798  10,596,646
                           ------  --------- -------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       2        186      19         509
Payable for units
 withdrawn...............       1        723     151         165
                           ------  --------- -------  ----------
    Total liabilities....       3        909     170         674
                           ------  --------- -------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  52,938  3,737,556 444,628  10,405,019
 Variable annuity
   contract owners in
   the annuitization
   period................      --     77,270      --     190,953
                           ------  --------- -------  ----------
    Net assets...........  52,938  3,814,826 444,628  10,595,972
                           ======  ========= =======  ==========
Investments in
 securities at cost......  39,285  3,053,637 383,433   9,059,039
                           ======  ========= =======  ==========
Shares outstanding.......   5,436    431,639  47,564   1,200,998
                           ======  ========= =======  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                                                 GOLDMAN SACHS
                                                                                                VARIABLE INSURANCE
                                      GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                  TRUST
                          --------------------------------------------------------------------- ------------------
                                            GENWORTH
                                           LEGG MASON
                                           CLEARBRIDGE  GENWORTH  GENWORTH PUTNAM   GENWORTH    GOLDMAN
                          GENWORTH GOLDMAN AGGRESSIVE    PIMCO     INTERNATIONAL    THORNBURG    SACHS    GOLDMAN
                           SACHS ENHANCED    GROWTH    STOCKSPLUS     CAPITAL     INTERNATIONAL GROWTH     SACHS
                          CORE BOND INDEX    FUND --    FUND --    OPPORTUNITIES   VALUE FUND     AND     MID CAP
                          FUND -- SERVICE    SERVICE    SERVICE       FUND --      -- SERVICE   INCOME     VALUE
                               SHARES        SHARES      SHARES   SERVICE SHARES     SHARES      FUND      FUND
                          ---------------- ----------- ---------- --------------- ------------- -------   -------
ASSETS:
Investments at fair
 value (note 2)..........   $10,339,747    12,061,431  16,338,484    4,410,417      3,987,595    91,866   799,380
Dividend receivable......            --            --          --           --             --        --        --
Receivable for units sold         1,795            --          --           --             --        --        --
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Total assets.........    10,341,542    12,061,431  16,338,484    4,410,417      3,987,595    91,866   799,380
                            -----------    ----------  ----------    ---------      ---------    -------  -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           493           584         787          209            191         4        34
Payable for units
 withdrawn...............            --         3,084       1,321          259             26        --         1
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Total liabilities....           493         3,668       2,108          468            217         4        35
                            -----------    ----------  ----------    ---------      ---------    -------  -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    10,151,707    11,824,276  16,030,105    4,333,431      3,911,033    91,862   799,345
 Variable annuity
   contract owners in
   the annuitization
   period................       189,342       233,487     306,271       76,518         76,345        --        --
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Net assets...........   $10,341,049    12,057,763  16,336,376    4,409,949      3,987,378    91,862   799,345
                            ===========    ==========  ==========    =========      =========    =======  =======
Investments in
 securities at cost......   $10,120,029     9,235,647  14,647,563    3,574,049      3,140,019   108,579   959,449
                            ===========    ==========  ==========    =========      =========    =======  =======
Shares outstanding.......       941,389     1,211,632   1,906,096      472,056        406,902     9,899    70,430
                            ===========    ==========  ==========    =========      =========    =======  =======


                             J.P. MORGAN SERIES TRUST II
                          ---------------------------------




                                      JPMORGAN    JPMORGAN
                          JPMORGAN  INTERNATIONAL  MID CAP
                            BOND       EQUITY       VALUE
                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                          --------- ------------- ---------
ASSETS:
Investments at fair
 value (note 2)..........    --          --          --
Dividend receivable......    --          --          --
Receivable for units sold    --          --          --
                             --          --          --
    Total assets.........    --          --          --
                             --          --          --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...    --          --          --
Payable for units
 withdrawn...............    --          --          --
                             --          --          --
    Total liabilities....    --          --          --
                             --          --          --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    --          --          --
 Variable annuity
   contract owners in
   the annuitization
   period................    --          --          --
                             --          --          --
    Net assets...........    --          --          --
                             ==          ==          ==
Investments in
 securities at cost......    --          --          --
                             ==          ==          ==
Shares outstanding.......    --          --          --
                             ==          ==          ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          J.P. MORGAN SERIES
                          TRUST II (CONTINUED)                                         JPMORGAN INSURANCE TRUST
                          -------------------  ------------------------------------------------------------------------------
                                                                           JPMORGAN
                                                                          INSURANCE     JPMORGAN     JPMORGAN
                                     JPMORGAN    JPMORGAN     JPMORGAN      TRUST      INSURANCE    INSURANCE     JPMORGAN
                                       U.S.     INSURANCE    INSURANCE   DIVERSIFIED     TRUST        TRUST       INSURANCE
                          JPMORGAN     LARGE      TRUST      TRUST CORE    MID CAP       EQUITY     GOVERNMENT      TRUST
                            SMALL    CAP CORE    BALANCED       BOND        GROWTH       INDEX         BOND     INTERNATIONAL
                           COMPANY    EQUITY   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    EQUITY
                          PORTFOLIO  PORTFOLIO   CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      PORTFOLIO
                          ---------  --------- ------------ ------------ ------------ ------------ ------------ -------------
ASSETS:
Investments at fair
 value (note 2)..........    $--        --        81,038     4,291,872     423,293      691,272         --         154,732
Dividend receivable......     --        --            --            --          --           --         --              --
Receivable for units sold     --        --            --           514          --           --         --             404
                             ---        --        ------     ---------     -------      -------         --         -------
    Total assets.........     --        --        81,038     4,292,386     423,293      691,272         --         155,136
                             ---        --        ------     ---------     -------      -------         --         -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...     --        --             4           201          21           36         --               7
Payable for units
 withdrawn...............     --        --            --            --          87           18         --              --
                             ---        --        ------     ---------     -------      -------         --         -------
    Total liabilities....     --        --             4           201         108           54         --               7
                             ---        --        ------     ---------     -------      -------         --         -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     --        --        81,034     3,945,909     352,834      551,676         --         155,129
 Variable annuity
   contract owners in
   the annuitization
   period................     --        --            --       346,276      70,351      139,542         --              --
                             ---        --        ------     ---------     -------      -------         --         -------
    Net assets...........    $--        --        81,034     4,292,185     423,185      691,218         --         155,129
                             ===        ==        ======     =========     =======      =======         ==         =======
Investments in
 securities at cost......    $--        --        80,418     4,109,883     350,923      701,471         --         123,094
                             ===        ==        ======     =========     =======      =======         ==         =======
Shares outstanding.......     --        --         6,599       390,525      31,448       70,900         --          16,219
                             ===        ==        ======     =========     =======      =======         ==         =======


                          --------------------------

                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     INTREPID
                             GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   825,756      404,056
Dividend receivable......        --           --
Receivable for units sold        --           --
                            -------      -------
    Total assets.........   825,756      404,056
                            -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        44           21
Payable for units
 withdrawn...............       111           81
                            -------      -------
    Total liabilities....       155          102
                            -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   650,686      333,827
 Variable annuity
   contract owners in
   the annuitization
   period................   174,915       70,127
                            -------      -------
    Net assets...........   825,601      403,954
                            =======      =======
Investments in
 securities at cost......   839,057      434,065
                            =======      =======
Shares outstanding.......    62,891       30,541
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------- --------------------------
                            JPMORGAN      JPMORGAN     JPMORGAN
                            INSURANCE    INSURANCE    INSURANCE
                          TRUST MID CAP TRUST SMALL   TRUST U.S.    BALANCED      BALANCED
                              VALUE       CAP CORE      EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                             CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------- ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  $1,791,091     267,386     1,107,931     1,828,211    13,450,061
Dividend receivable......          --          65            --            --            --
Receivable for units sold       1,236         223            72            --         2,160
                           ----------     -------     ---------     ---------    ----------
    Total assets.........   1,792,327     267,674     1,108,003     1,828,211    13,452,221
                           ----------     -------     ---------     ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          79          12            56            71           675
Payable for units
 withdrawn...............          --          --            --            --            --
                           ----------     -------     ---------     ---------    ----------
    Total liabilities....          79          12            56            71           675
                           ----------     -------     ---------     ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,792,248     267,662       933,485     1,828,140    13,278,894
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --       174,462            --       172,652
                           ----------     -------     ---------     ---------    ----------
    Net assets...........  $1,792,248     267,662     1,107,947     1,828,140    13,451,546
                           ==========     =======     =========     =========    ==========
Investments in
 securities at cost......  $1,418,566     212,364     1,055,628     1,701,364    12,751,594
                           ==========     =======     =========     =========    ==========
Shares outstanding.......     321,560      22,737        79,536        68,014       481,563
                           ==========     =======     =========     =========    ==========

                                      JANUS ASPEN SERIES
                          --------------------------------------------------------------------


                           ENTERPRISE    ENTERPRISE  FLEXIBLE BOND     FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........   1,128,981     133,396       133,074      1,590,888    14,198,843
Dividend receivable......          --          --            --             --            --
Receivable for units sold          --          --            --             --            --
                            ---------     -------       -------      ---------    ----------
    Total assets.........   1,128,981     133,396       133,074      1,590,888    14,198,843
                            ---------     -------       -------      ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          44           5             5             62           675
Payable for units
 withdrawn...............          --           1            --             --         1,525
                            ---------     -------       -------      ---------    ----------
    Total liabilities....          44           6             5             62         2,200
                            ---------     -------       -------      ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,128,937     133,390       133,069      1,590,826    13,959,686
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --            --             --       236,957
                            ---------     -------       -------      ---------    ----------
    Net assets...........   1,128,937     133,390       133,069      1,590,826    14,196,643
                            =========     =======       =======      =========    ==========
Investments in
 securities at cost......   1,547,842      90,013       125,812      1,327,528    12,901,383
                            =========     =======       =======      =========    ==========
Shares outstanding.......      36,667       4,461        10,587         47,348       428,063
                            =========     =======       =======      =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                          GLOBAL LIFE     GLOBAL
                            SCIENCES    TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES       SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2)..........   $57,288       15,424       657,663      110,670       920,373      873,549        785,069
Dividend receivable......        --           --            --           --            --           --             --
Receivable for units sold        --           32            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Total assets.........    57,288       15,456       657,663      110,670       920,373      873,549        785,069
                            -------       ------       -------      -------       -------      -------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         2            1            26            5            36           38             30
Payable for units
 withdrawn...............        --           --            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Total liabilities....         2            1            26            5            36           38             30
                            -------       ------       -------      -------       -------      -------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    57,286       15,455       657,637      110,665       920,337      873,511        785,039
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Net assets...........   $57,286       15,455       657,637      110,665       920,337      873,511        785,039
                            =======       ======       =======      =======       =======      =======      =========
Investments in
 securities at cost......   $36,969       11,063       838,107      102,199       776,729      536,106      1,123,429
                            =======       ======       =======      =======       =======      =======      =========
Shares outstanding.......     5,712        3,390        30,689        5,243        20,056       19,378         29,987
                            =======       ======       =======      =======       =======      =======      =========

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          --------------------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   292,167      622,173       58,574
Dividend receivable......        --           --           --
Receivable for units sold        54           --           --
                            -------      -------       ------
    Total assets.........   292,221      622,173       58,574
                            -------      -------       ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        13           27            2
Payable for units
 withdrawn...............        --            2           --
                            -------      -------       ------
    Total liabilities....        13           29            2
                            -------      -------       ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   292,208      622,144       58,572
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --           --
                            -------      -------       ------
    Net assets...........   292,208      622,144       58,572
                            =======      =======       ======
Investments in
 securities at cost......   282,156      672,497       88,372
                            =======      =======       ======
Shares outstanding.......    11,268       47,896        6,319
                            =======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                  LEGG MASON
                                                                   PARTNERS
                           LEGG MASON PARTNERS VARIABLE EQUITY     VARIABLE
                                    TRUST (CONTINUED)            INCOME TRUST
                          -------------------------------------- ------------- ----------------
                           LEGG MASON
                          CLEARBRIDGE   LEGG MASON                LEGG MASON
                            VARIABLE   CLEARBRIDGE   LEGG MASON  WESTERN ASSET
                             EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE    MFS(R) INVESTORS
                             INCOME    FUNDAMENTAL    VARIABLE     STRATEGIC     GROWTH STOCK
                            BUILDER       VALUE      INVESTORS       BOND         SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   SERVICE CLASS
                            CLASS II     CLASS I      CLASS I       CLASS I         SHARES
                          ------------ ------------ ------------ ------------- ----------------
ASSETS:
Investments at fair
 value (note 2)..........   $570,787     395,332       39,507       61,656        1,454,122
Dividend receivable......         --          --           --           --               --
Receivable for units sold         --         754           --           --            1,794
                            --------     -------       ------       ------        ---------
    Total assets.........    570,787     396,086       39,507       61,656        1,455,916
                            --------     -------       ------       ------        ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         31          17            2            2               63
Payable for units
 withdrawn...............          1          --           --           --               --
                            --------     -------       ------       ------        ---------
    Total liabilities....         32          17            2            2               63
                            --------     -------       ------       ------        ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    418,026     396,069       39,505       61,654        1,455,853
 Variable annuity
   contract owners in
   the annuitization
   period................    152,729          --           --           --               --
                            --------     -------       ------       ------        ---------
    Net assets...........   $570,755     396,069       39,505       61,654        1,455,853
                            ========     =======       ======       ======        =========
Investments in
 securities at cost......   $730,736     508,204       41,666       69,899        1,340,718
                            ========     =======       ======       ======        =========
Shares outstanding.......     61,441      23,051        3,181        7,006          151,156
                            ========     =======       ======       ======        =========



                                        MFS(R) VARIABLE INSURANCE TRUST
                          ---------------------------------------------------------------------------


                                           MFS(R) NEW                  MFS(R) TOTAL
                                           DISCOVERY  MFS(R) STRATEGIC    RETURN
                          MFS(R) INVESTORS SERIES --       INCOME       SERIES --   MFS(R) UTILITIES
                          TRUST SERIES --   SERVICE      SERIES --       SERVICE       SERIES --
                           SERVICE CLASS     CLASS     SERVICE CLASS      CLASS      SERVICE CLASS
                               SHARES        SHARES        SHARES         SHARES         SHARES
                          ---------------- ---------- ---------------- ------------ ----------------
ASSETS:
Investments at fair
 value (note 2)..........    1,467,721      768,299       900,450       12,986,144     3,809,216
Dividend receivable......           --           --            --               --            --
Receivable for units sold        1,600           --            33               --           823
                             ---------      -------       -------       ----------     ---------
    Total assets.........    1,469,321      768,299       900,483       12,986,144     3,810,039
                             ---------      -------       -------       ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           63           33            42              677           166
Payable for units
 withdrawn...............           --          326            --            1,131            --
                             ---------      -------       -------       ----------     ---------
    Total liabilities....           63          359            42            1,808           166
                             ---------      -------       -------       ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    1,469,258      767,940       830,922       12,603,280     3,809,873
 Variable annuity
   contract owners in
   the annuitization
   period................           --           --        69,519          381,056            --
                             ---------      -------       -------       ----------     ---------
    Net assets...........    1,469,258      767,940       900,441       12,984,336     3,809,873
                             =========      =======       =======       ==========     =========
Investments in
 securities at cost......    1,418,345      774,639       906,993       14,093,043     3,853,914
                             =========      =======       =======       ==========     =========
Shares outstanding.......       80,822       58,873        94,486          751,513       168,177
                             =========      =======       =======       ==========     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  $288,024    6,566,356    281,340     3,193,911     388,142   13,493,606     49,549   18,692,179
Dividend receivable......        --           --         --            --          --           --         --           --
Receivable for units sold        --           --         --         2,652          --        2,716         --        6,779
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Total assets.........   288,024    6,566,356    281,340     3,196,563     388,142   13,496,322     49,549   18,698,958
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        11          351         11           137          15          609          2          882
Payable for units
 withdrawn...............        --          232         --            --          --           --         --           --
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Total liabilities....        11          583         11           137          15          609          2          882
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   288,013    6,480,760    281,329     3,196,426     388,127   13,381,195     49,547   18,431,131
 Variable annuity
   contract owners in
   the annuitization
   period................        --       85,013         --            --          --      114,518         --      266,945
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Net assets...........  $288,013    6,565,773    281,329     3,196,426     388,127   13,495,713     49,547   18,698,076
                           ========    =========    =======     =========     =======   ==========    =======   ==========
Investments in
 securities at cost......  $424,865    8,604,728    291,621     3,179,279     567,345   12,498,692    154,548   16,246,053
                           ========    =========    =======     =========     =======   ==========    =======   ==========
Shares outstanding.......    27,963      644,392      7,616        87,170      54,900      513,455     25,025    1,036,152
                           ========    =========    =======     =========     =======   ==========    =======   ==========

                          ------------------------
                          OPPENHEIMER
                          MAIN STREET OPPENHEIMER
                           SMALL CAP    MIDCAP
                          FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE
                            SHARES      SHARES
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  6,394,916    251,159
Dividend receivable......         --         --
Receivable for units sold         --         --
                           ---------    -------
    Total assets.........  6,394,916    251,159
                           ---------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        290         10
Payable for units
 withdrawn...............        463         --
                           ---------    -------
    Total liabilities....        753         10
                           ---------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  6,281,477    251,149
 Variable annuity
   contract owners in
   the annuitization
   period................    112,686         --
                           ---------    -------
    Net assets...........  6,394,163    251,149
                           =========    =======
Investments in
 securities at cost......  6,341,823    440,092
                           =========    =======
Shares outstanding.......    447,823      6,877
                           =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          OPPENHEIMER
                           VARIABLE
                            ACCOUNT
                             FUNDS
                          (CONTINUED)                              PIMCO VARIABLE INSURANCE TRUST
                          ----------- ----------------------------------------------------------------------------------------
                                                    FOREIGN BOND                    LONG-TERM
                          OPPENHEIMER  ALL ASSET     PORTFOLIO                   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                            MIDCAP    PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD    PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                          FUND/VA --    ADVISOR      HEDGED) --    PORTFOLIO --  ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                            SERVICE      CLASS     ADMINISTRATIVE ADMINISTRATIVE      CLASS          CLASS          CLASS
                            SHARES       SHARES     CLASS SHARES   CLASS SHARES      SHARES          SHARES         SHARES
                          ----------- ------------ -------------- -------------- --------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  $201,899    1,506,135      103,714       8,832,601      11,730,713      40,307,814     51,300,506
Dividend receivable......        --           --          254          63,698          41,105          63,696        137,439
Receivable for units sold       173           --           60           1,088           7,650           1,601          8,362
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Total assets.........   202,072    1,506,135      104,028       8,897,387      11,779,468      40,373,111     51,446,307
                           --------    ---------      -------       ---------      ----------      ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         4           63            5             405             529           1,914          2,207
Payable for units
 withdrawn...............        --          136           --              --              --              --             --
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Total liabilities....         4          199            5             405             529           1,914          2,207
                           --------    ---------      -------       ---------      ----------      ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   202,068    1,505,936      104,023       8,749,590      11,699,969      39,179,123     51,249,931
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --           --         147,392          78,970       1,192,074        194,169
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Net assets...........  $202,068    1,505,936      104,023       8,896,982      11,778,939      40,371,197     51,444,100
                           ========    =========      =======       =========      ==========      ==========     ==========
Investments in
 securities at cost......  $239,011    1,595,641      107,893       8,214,148      12,550,060      40,390,869     49,925,820
                           ========    =========      =======       =========      ==========      ==========     ==========
Shares outstanding.......     5,648      143,441       10,759       1,213,269       1,123,632       3,986,925      4,741,267
                           ========    =========      =======       =========      ==========      ==========     ==========




                          RYDEX VARIABLE TRUST   THE ALGER PORTFOLIOS
                          -------------------- -------------------------
                                                  ALGER        ALGER
                                                  LARGE        SMALL
                                                CAP GROWTH   CAP GROWTH
                                               PORTFOLIO -- PORTFOLIO --
                                                CLASS I-2    CLASS I-2
                           NASDAQ-100(R) FUND     SHARES       SHARES
                          -------------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........       815,877          210,993      246,708
Dividend receivable......            --               --           --
Receivable for units sold            88               --           --
                                -------          -------      -------
    Total assets.........       815,965          210,993      246,708
                                -------          -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...            37                8           10
Payable for units
 withdrawn...............            --               --           --
                                -------          -------      -------
    Total liabilities....            37                8           10
                                -------          -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................       815,928          210,985      246,698
 Variable annuity
   contract owners in
   the annuitization
   period................            --               --           --
                                -------          -------      -------
    Net assets...........       815,928          210,985      246,698
                                =======          =======      =======
Investments in
 securities at cost......       671,119          257,362      229,028
                                =======          =======      =======
Shares outstanding.......        51,120            5,438        9,645
                                =======          =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                        THE
                                                                     UNIVERSAL
                                                                   INSTITUTIONAL   VAN KAMPEN LIFE
                                 THE PRUDENTIAL SERIES FUND         FUNDS, INC.   INVESTMENT TRUST
                          ---------------------------------------- ------------- -------------------
                                                                                  CAPITAL
                          JENNISON 20/20                NATURAL     EQUITY AND    GROWTH
                              FOCUS        JENNISON    RESOURCES      INCOME     PORTFOLIO COMSTOCK
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  -- CLASS  PORTFOLIO
                             CLASS II      CLASS II     CLASS II     CLASS II       II     -- CLASS
                              SHARES        SHARES       SHARES       SHARES      SHARES   II SHARES
                          -------------- ------------ ------------ ------------- --------- ---------
ASSETS:
Investments at fair
 value (note 2)..........   $1,554,113     113,010     4,943,643     1,410,386    353,396  3,165,582
Dividend receivable......           --          --            --            --         --         --
Receivable for units sold           --          --            --            --         86         --
                            ----------     -------     ---------     ---------    -------  ---------
    Total assets.........    1,554,113     113,010     4,943,643     1,410,386    353,482  3,165,582
                            ----------     -------     ---------     ---------    -------  ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           64           5           223            85         15        132
Payable for units
 withdrawn...............          327           1             9             1         --        820
                            ----------     -------     ---------     ---------    -------  ---------
    Total liabilities....          391           6           232            86         15        952
                            ----------     -------     ---------     ---------    -------  ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    1,549,323     113,004     4,903,479     1,410,300    353,467  3,159,222
 Variable annuity
   contract owners in
   the annuitization
   period................        4,399          --        39,932            --         --      5,408
                            ----------     -------     ---------     ---------    -------  ---------
    Net assets...........   $1,553,722     113,004     4,943,411     1,410,300    353,467  3,164,630
                            ==========     =======     =========     =========    =======  =========
Investments in
 securities at cost......   $1,450,175     100,402     4,742,930     1,497,864    346,010  3,666,882
                            ==========     =======     =========     =========    =======  =========
Shares outstanding.......      108,984       5,497       134,047       110,186     12,617    313,424
                            ==========     =======     =========     =========    =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                           AIM VARIABLE INSURANCE FUNDS
                                        ------------------------------------------------------------------
                                        AIM V.I.    AIM V.I.   AIM V.I.  AIM V.I.     AIM V.I.    AIM V.I.
                                          BASIC     CAPITAL      CORE     GLOBAL    INTERNATIONAL LARGE CAP
                                          VALUE   APPRECIATION  EQUITY  REAL ESTATE    GROWTH      GROWTH
                                         FUND --    FUND --    FUND --    FUND --      FUND --     FUND --
                          CONSOLIDATED  SERIES II   SERIES I   SERIES I  SERIES II    SERIES II   SERIES I
                             TOTAL       SHARES      SHARES     SHARES    SHARES       SHARES      SHARES
                          ------------  --------- ------------ -------- ----------- ------------- ---------
                                                                               YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 26,982,979    14,270      2,234     10,875         --        93,072       699
  Mortality and
   expense risk and
   administrative
   charges (note 4)......   13,411,868    18,519      5,587      8,094      8,491       107,840     2,902
                          ------------  --------    -------    -------    -------     ---------    ------
Net investment income
  (expense)..............   13,571,111    (4,249)    (3,353)     2,781     (8,491)      (14,768)   (2,203)
                          ------------  --------    -------    -------    -------     ---------    ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (26,459,593) (185,578)   (25,733)   (15,403)   (33,165)     (417,376)   (1,636)
  Change in unrealized
   appreciation
   (depreciation)........  171,566,005   656,017     91,149    139,054    178,829     2,291,926    44,894
  Capital gain
   distributions.........    3,817,791        --         --         --         --            --        --
                          ------------  --------    -------    -------    -------     ---------    ------
Net realized and
  unrealized gain (loss)
  on investments.........  148,924,203   470,439     65,416    123,651    145,664     1,874,550    43,258
                          ------------  --------    -------    -------    -------     ---------    ------
Increase (decrease) in
  net assets from
  operations............. $162,495,314   466,190     62,063    126,432    137,173     1,859,782    41,055
                          ============  ========    =======    =======    =======     =========    ======

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                              STRATEGY           GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        50,852               --            184,376
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        99,105            5,209             85,298
                              ---------          -------          ---------
Net investment income
  (expense)..............       (48,253)          (5,209)            99,078
                              ---------          -------          ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (244,286)          (8,135)          (431,683)
  Change in unrealized
   appreciation
   (depreciation)........     1,512,251          151,238          1,229,845
  Capital gain
   distributions.........            --               --                 --
                              ---------          -------          ---------
Net realized and
  unrealized gain (loss)
  on investments.........     1,267,965          143,103            798,162
                              ---------          -------          ---------
Increase (decrease) in
  net assets from
  operations.............     1,219,712          137,894            897,240
                              =========          =======          =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                               (CONTINUED)
                          ----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP
                                VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   101,376              --                --
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        147,998          19,164             2,742
                             -----------         -------           -------
Net investment income
  (expense)..............        (46,622)        (19,164)           (2,742)
                             -----------         -------           -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (1,421,739)        (60,376)          (10,640)
  Change in unrealized
   appreciation
   (depreciation)........      4,090,336         451,631            75,434
  Capital gain
   distributions.........             --              --                --
                             -----------         -------           -------
Net realized and
  unrealized gain (loss)
  on investments.........      2,668,597         391,255            64,794
                             -----------         -------           -------
Increase (decrease) in
  net assets from
  operations.............    $ 2,621,975         372,091            62,052
                             ===========         =======           =======

                           AMERICAN CENTURY
                               VARIABLE                                                     BLACKROCK VARIABLE
                          PORTFOLIOS II, INC. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.    SERIES FUNDS, INC.
                          ------------------- ----------------------------------------   ------------------------
                                                                                                       BLACKROCK
                                                                                          BLACKROCK      GLOBAL
                             VP INFLATION     VP INCOME       VP          VP      VP     BASIC VALUE   ALLOCATION
                              PROTECTION      & GROWTH   INTERNATIONAL ULTRA(R)  VALUE   V.I. FUND -- V.I. FUND --
                                FUND --        FUND --      FUND --    FUND --  FUND --   CLASS III    CLASS III
                               CLASS II        CLASS I      CLASS I    CLASS I  CLASS I     SHARES       SHARES
                          ------------------- ---------  ------------- -------- -------  ------------ ------------
                             YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        300,639        26,710       36,845      1,114   55,466     13,800      1,292,111
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        283,813         8,846       31,350      5,761   15,487      9,175      1,165,160
                               ---------       -------      -------    -------  -------    -------     ----------
Net investment income
  (expense)..............         16,826        17,864        5,495     (4,647)  39,979      4,625        126,951
                               ---------       -------      -------    -------  -------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................        341,379       (17,874)       5,021    (37,407) (80,949)   (27,485)    (1,266,465)
  Change in unrealized
   appreciation
   (depreciation)........        936,734        88,366      475,797    147,564  216,844    181,826     12,260,985
  Capital gain
   distributions.........             --            --           --         --       --         --             --
                               ---------       -------      -------    -------  -------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........      1,278,113        70,492      480,818    110,157  135,895    154,341     10,994,520
                               ---------       -------      -------    -------  -------    -------     ----------
Increase (decrease) in
  net assets from
  operations.............      1,294,939        88,356      486,313    105,510  175,874    158,966     11,121,471
                               =========       =======      =======    =======  =======    =======     ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BLACKROCK VARIABLE         COLUMBIA FUNDS
                              SERIES FUNDS, INC.       VARIABLE INSURANCE
                                 (CONTINUED)                 TRUST I            DWS VARIABLE SERIES II
                          -------------------------  ----------------------  ----------------------------  ------------

                                                                 COLUMBIA      DWS                           DREYFUS
                                                     COLUMBIA     MARSICO    DREMAN                         INVESTMENT
                           BLACKROCK     BLACKROCK    MARSICO  INTERNATIONAL  SMALL      DWS                PORTFOLIOS
                           LARGE CAP       VALUE      GROWTH   OPPORTUNITIES MID CAP  STRATEGIC    DWS        MIDCAP
                             GROWTH    OPPORTUNITIES   FUND,       FUND,      VALUE     VALUE   TECHNOLOGY    STOCK
                          V.I. FUND -- V.I. FUND --  VARIABLE    VARIABLE    VIP --    VIP --     VIP --   PORTFOLIO --
                           CLASS III     CLASS III   SERIES --   SERIES --   CLASS B   CLASS B   CLASS B     INITIAL
                             SHARES       SHARES      CLASS A     CLASS B    SHARES    SHARES     SHARES      SHARES
                          ------------ ------------- --------- ------------- -------  --------- ---------- ------------
                                                                      YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $   805         2,394      22,610      133,317    10,901    18,024        --       1,755
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,598         5,192      45,519      115,648    10,665     6,508     2,172       1,756
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net investment income
  (expense)..............    (2,793)       (2,798)    (22,909)      17,669       236    11,516    (2,172)         (1)
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (5,616)      (65,084)   (229,412)    (886,288)  (61,302)  (77,983)   (2,342)    (20,570)
  Change in unrealized
   appreciation
   (depreciation)........    60,790       160,006     903,407    3,065,157   237,602   161,814    67,235      54,623
  Capital gain
   distributions.........        --            --          --           --        --        --        --          --
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    55,174        94,922     673,995    2,178,869   176,300    83,831    64,893      34,053
                            -------       -------    --------    ---------   -------   -------    ------     -------
Increase (decrease) in
  net assets from
  operations.............   $52,381        92,124     651,086    2,196,538   176,536    95,347    62,721      34,052
                            =======       =======    ========    =========   =======   =======    ======     =======


                            DREYFUS
                          ----------------------
                                         THE
                                       DREYFUS
                           DREYFUS    SOCIALLY
                           VARIABLE  RESPONSIBLE
                          INVESTMENT   GROWTH
                           FUND --      FUND,
                            MONEY      INC. --
                            MARKET     INITIAL
                          PORTFOLIO    SHARES
                          ---------- -----------

                          ----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    3,751      2,435
  Mortality and expense
   risk and
   administrative
   charges (note 4)......   29,288      3,891
                           -------     ------
Net investment income
  (expense)..............  (25,537)    (1,456)
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (34)        31
  Change in unrealized
   appreciation
   (depreciation)........       (2)    73,418
  Capital gain
   distributions.........       --         --
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments.........      (36)    73,449
                           -------     ------
Increase (decrease) in
  net assets from
  operations.............  (25,573)    71,993
                           =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               EATON VANCE      EVERGREEN VARIABLE
                             VARIABLE TRUST       ANNUITY TRUST                  FEDERATED INSURANCE SERIES
                          --------------------  ------------------ ------------------------------------------------------
                                                                             FEDERATED   FEDERATED   FEDERATED
                              VT         VT                                    CLOVER      HIGH        HIGH     FEDERATED
                          FLOATING -- WORLDWIDE     EVERGREEN      FEDERATED   VALUE    INCOME BOND INCOME BOND  KAUFMANN
                             RATE      HEALTH        VA OMEGA       CAPITAL  FUND II -- FUND II --  FUND II --  FUND II --
                            INCOME    SCIENCES       FUND --        INCOME    PRIMARY     PRIMARY     SERVICE    SERVICE
                             FUND       FUND         CLASS 2        FUND II    SHARES     SHARES      SHARES      SHARES
                          ----------- --------- ------------------ --------- ---------- ----------- ----------- ----------
                                                                         YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $  515,261    27,279           783          8,295     3,134      16,186      484,989         --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......    176,930    17,558         1,410          1,743     1,457       1,808       68,388     90,688
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net investment income
  (expense)..............    338,331     9,721          (627)         6,552     1,677      14,378      416,601    (90,688)
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (324,709)  (81,826)        1,383        (13,085)  (46,830)    (14,990)    (235,533)   (44,043)
  Change in unrealized
   appreciation
   (depreciation)........  3,550,755    81,301        31,387         35,210    55,082      51,853    1,617,535  1,497,926
  Capital gain
   distributions.........         --    75,029            --             --        --          --           --         --
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  3,226,046    74,504        32,770         22,125     8,252      36,863    1,382,002  1,453,883
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $3,564,377    84,225        32,143         28,677     9,929      51,241    1,798,603  1,363,195
                          ==========   =======        ======        =======   =======     =======    =========  =========

                            FIDELITY(R) VARIABLE
                           INSURANCE PRODUCTS FUND
                          ------------------------

                           VIP ASSET    VIP ASSET
                          MANAGER/SM/  MANAGER/SM/
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     3,786       19,278
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     2,212       14,436
                            -------      -------
Net investment income
  (expense)..............     1,574        4,842
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (17,665)     (77,341)
  Change in unrealized
   appreciation
   (depreciation)........    52,530      268,806
  Capital gain
   distributions.........        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    34,865      191,465
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............    36,439      196,307
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                          --------------------------


                              VIP           VIP
                            BALANCED   CONTRAFUND(R)
                          PORTFOLIO -- PORTFOLIO --
                            SERVICE       INITIAL
                            CLASS 2        CLASS
                          ------------ -------------

                          --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $  239,121      14,088
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     209,737      14,964
                           ----------    --------
Net investment income
  (expense)..............      29,384        (876)
                           ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (520,212)   (118,892)
  Change in unrealized
   appreciation
   (depreciation)........   4,037,496     437,634
  Capital gain
   distributions.........          --          --
                           ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   3,517,284     318,742
                           ----------    --------
Increase (decrease) in
  net assets from
  operations.............  $3,546,668     317,866
                           ==========    ========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                            VIP
                                          DYNAMIC        VIP          VIP          VIP          VIP           VIP
                               VIP        CAPITAL      EQUITY-      EQUITY-      GROWTH &     GROWTH &      GROWTH
                          CONTRAFUND(R) APPRECIATION    INCOME       INCOME       INCOME       INCOME    OPPORTUNITIES
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SERVICE      SERVICE      INITIAL      SERVICE      INITIAL      SERVICE       INITIAL
                             CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS       CLASS 2        CLASS
                          ------------- ------------ ------------ ------------ ------------ ------------ -------------
                                                    YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     227,731          41       13,263       105,642       2,287        12,258          610
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     278,567       3,636        8,252        83,525       2,905        21,725        1,824
                           ----------      ------      -------     ---------      ------      --------      -------
Net investment income
  (expense)..............     (50,836)     (3,595)       5,011        22,117        (618)       (9,467)      (1,214)
                           ----------      ------      -------     ---------      ------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (1,633,292)     (4,361)     (65,281)     (654,054)     (7,338)     (146,853)     (11,809)
  Change in unrealized
   appreciation
   (depreciation)........   7,088,640      80,057      205,639     1,955,445      56,453       470,726       60,048
  Capital gain
   distributions.........          --          --           --            --          --            --           --
                           ----------      ------      -------     ---------      ------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   5,455,348      75,696      140,358     1,301,391      49,115       323,873       48,239
                           ----------      ------      -------     ---------      ------      --------      -------
Increase (decrease) in
  net assets from
  operations.............   5,404,512      72,101      145,369     1,323,508      48,497       314,406       47,025
                           ==========      ======      =======     =========      ======      ========      =======

                          ------------


                              VIP
                             GROWTH
                          PORTFOLIO --
                            INITIAL
                             CLASS
                          ------------

                          ------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     2,247
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     5,847
                            -------
Net investment income
  (expense)..............    (3,600)
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (23,012)
  Change in unrealized
   appreciation
   (depreciation)........   127,576
  Capital gain
   distributions.........        --
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   104,564
                            -------
Increase (decrease) in
  net assets from
  operations.............   100,964
                            =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           FIDELITY(R) VARIABLE INSURANCE
                                             PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------
                                           VIP
                                        INVESTMENT
                              VIP         GRADE         VIP          VIP
                             GROWTH        BOND       MID CAP      OVERSEAS
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE      SERVICE      INITIAL
                            CLASS 2      CLASS 2      CLASS 2       CLASS
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $   3,568      82,503        79,878       4,292
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     19,662      13,681       122,379       2,649
                           ---------      ------     ---------     -------
Net investment income
  (expense)..............    (16,094)     68,822       (42,501)      1,643
                           ---------      ------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (110,847)     10,928      (564,325)    (23,957)
  Change in unrealized
   appreciation
   (depreciation)........    424,578      20,096     3,180,334      63,826
  Capital gain
   distributions.........         --          --            --          --
                           ---------      ------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    313,731      31,024     2,616,009      39,869
                           ---------      ------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............  $ 297,637      99,846     2,573,508      41,512
                           =========      ======     =========     =======

                                                                FRANKLIN TEMPLETON VARIABLE
                                                                 INSURANCE PRODUCTS TRUST
                          ------------ ----------------------------------------------------------------------------

                              VIP                         FRANKLIN        FRANKLIN
                             VALUE                       LARGE CAP     TEMPLETON VIP                    TEMPLETON
                           STRATEGIES  FRANKLIN INCOME     GROWTH         FOUNDING     MUTUAL SHARES     FOREIGN
                          PORTFOLIO --   SECURITIES      SECURITIES   FUNDS ALLOCATION   SECURITIES     SECURITIES
                            SERVICE        FUND --        FUND --         FUND --         FUND --        FUND --
                            CLASS 2    CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES CLASS 1 SHARES
                          ------------ --------------- -------------- ---------------- -------------- --------------
                                YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       917       7,551,332         4,940          427,595         214,532         1,409
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,910       1,789,068         5,761          285,355         188,023           551
                            -------      ----------       -------        ---------       ---------        ------
Net investment income
  (expense)..............    (2,993)      5,762,264          (821)         142,240          26,509           858
                            -------      ----------       -------        ---------       ---------        ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (26,672)     (5,764,867)      (14,968)        (711,411)         (9,181)       (1,551)
  Change in unrealized
   appreciation
   (depreciation)........   149,150      26,673,918       105,628        4,862,233       2,523,882        11,461
  Capital gain
   distributions.........        --              --            --               --              --         1,577
                            -------      ----------       -------        ---------       ---------        ------
Net realized and
  unrealized gain (loss)
  on investments.........   122,478      20,909,051        90,660        4,150,822       2,514,701        11,487
                            -------      ----------       -------        ---------       ---------        ------
Increase (decrease) in
  net assets from
  operations.............   119,485      26,671,315        89,839        4,293,062       2,541,210        12,345
                            =======      ==========       =======        =========       =========        ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   FRANKLIN TEMPLETON VARIABLE
                              INSURANCE PRODUCTS TRUST (CONTINUED)                                GE INVESTMENTS FUNDS, INC.
                   ----------------------------------------------------------  ---------------------------------------------

                     TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    CORE VALUE           INTERNATIONAL  MID-CAP
                      FOREIGN      GLOBAL ASSET   GLOBAL BOND       GROWTH       EQUITY    INCOME      EQUITY      EQUITY
                     SECURITIES     ALLOCATION     SECURITIES     SECURITIES    FUND --    FUND --     FUND --     FUND --
                      FUND --        FUND --        FUND --        FUND --      CLASS 1    CLASS 1     CLASS 1     CLASS 1
                   CLASS 2 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES   SHARES    SHARES      SHARES      SHARES
                   -------------- -------------- -------------- -------------- ---------- --------  ------------- ---------
                                                                   YEAR ENDED DECEMBER 31, 2009
                   ---------------------------------------------------------------------------------------------------------
Investment
  income and
  expense:
  Income --
   Ordinary
   dividends......   $  108,850       43,506          6,741         76,183       16,572     91,843       1,570        6,093
  Mortality
   and
   expense risk
   and
   administrative
   charges
   (note 4).......       55,820        7,139            620         41,954       20,844     36,122       1,300       38,451
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net investment
  income
  (expense).......       53,030       36,367          6,121         34,229       (4,272)    55,721         270      (32,358)
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
  Net realized
   gain (loss)....      (73,695)     (76,277)         2,427        (10,145)     (68,180)  (143,991)    (75,008)    (174,241)
  Change in
   unrealized
   appreciation
   (depreciation).      887,202      118,316         (1,365)       649,394      355,044    220,054      94,609    1,033,301
  Capital gain
   distributions..      134,284        7,003             --             --           --         --          --           --
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.....      947,791       49,042          1,062        639,249      286,864     76,063      19,601      859,060
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Increase
  (decrease)
  in net
  assets from
  operations......   $1,000,821       85,409          7,183        673,478      282,592    131,784      19,871      826,702
                     ==========      =======         ======        =======      =======   ========     =======    =========


                   ------------------
                             PREMIER
                             GROWTH
                             EQUITY
                    MONEY    FUND --
                    MARKET   CLASS 1
                     FUND    SHARES
                   --------  -------

                   ------------------
Investment
  income and
  expense:
  Income --
   Ordinary
   dividends......   79,231    3,407
  Mortality
   and
   expense risk
   and
   administrative
   charges
   (note 4).......  445,105   15,001
                   --------  -------
Net investment
  income
  (expense)....... (365,874) (11,594)
                   --------  -------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
  Net realized
   gain (loss)....       (1) (35,694)
  Change in
   unrealized
   appreciation
   (depreciation).        1  346,253
  Capital gain
   distributions..       --       --
                   --------  -------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.....       --  310,559
                   --------  -------
Increase
  (decrease)
  in net
  assets from
  operations...... (365,874) 298,965
                   ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------



                          REAL ESTATE            SMALL-CAP
                          SECURITIES              EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY
                            FUND --               FUND --     FUND --      FUND --      FUND --
                            CLASS 1   S&P 500(R)  CLASS 1     CLASS 1      CLASS 3      CLASS 1
                            SHARES    INDEX FUND  SHARES       SHARES       SHARES      SHARES
                          ----------- ---------- ---------  ------------ ------------ -----------
                                                                  YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $  194,041    323,130         --      244,280    1,572,274     12,385
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     60,454    222,528     38,557      267,615    2,107,147     16,200
                          ----------  ---------  ---------   ----------   ----------    -------
Net investment income
  (expense)..............    133,587    100,602    (38,557)     (23,335)    (534,873)    (3,815)
                          ----------  ---------  ---------   ----------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (444,642)  (826,939)  (384,900)  (1,750,219)  (3,737,089)   (40,085)
  Change in unrealized
   appreciation
   (depreciation)........  1,652,040  4,042,296  1,076,502    4,408,026   22,509,579    320,005
  Capital gain
   distributions.........         --         --         --           --           --         --
                          ----------  ---------  ---------   ----------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,207,398  3,215,357    691,602    2,657,807   18,772,490    279,920
                          ----------  ---------  ---------   ----------   ----------    -------
Increase (decrease) in
  net assets from
  operations............. $1,340,985  3,315,959    653,045    2,634,472   18,237,617    276,105
                          ==========  =========  =========   ==========   ==========    =======

                            GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------
                                                     GENWORTH
                                   GENWORTH            EATON
                          GENWORTH COLUMBIA GENWORTH   VANCE
                          CALAMOS  MID CAP  DAVIS NY LARGE CAP
                           GROWTH   VALUE   VENTURE    VALUE
                          FUND --  FUND --  FUND --   FUND --
                          SERVICE  SERVICE  SERVICE   SERVICE
                           SHARES   SHARES   SHARES   SHARES
                          -------- -------- -------- ---------

                          -------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      --   26,012      929    116,564
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     506   53,403    4,291    145,277
                           ------  -------   ------  ---------
Net investment income
  (expense)..............    (506) (27,391)  (3,362)   (28,713)
                           ------  -------   ------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   1,438  149,630   22,495    194,706
  Change in unrealized
   appreciation
   (depreciation)........  13,284  779,048   59,657  1,249,660
  Capital gain
   distributions.........      --       --       --         --
                           ------  -------   ------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  14,722  928,678   82,152  1,444,366
                           ------  -------   ------  ---------
Increase (decrease) in
  net assets from
  operations.............  14,216  901,287   78,790  1,415,653
                           ======  =======   ======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                GOLDMAN SACHS VARIABLE
                                     GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                  INSURANCE TRUST
                          ------------------------------------------------------------------  --------------------------
                            GENWORTH                                GENWORTH
                          GOLDMAN SACHS    GENWORTH                  PUTNAM
                            ENHANCED      LEGG MASON    GENWORTH  INTERNATIONAL   GENWORTH
                            CORE BOND    CLEARBRIDGE     PIMCO       CAPITAL      THORNBURG
                              INDEX       AGGRESSIVE   STOCKSPLUS OPPORTUNITIES INTERNATIONAL GOLDMAN SACHS GOLDMAN SACHS
                             FUND --    GROWTH FUND --  FUND --      FUND --    VALUE FUND --  GROWTH AND      MID CAP
                             SERVICE       SERVICE      SERVICE      SERVICE       SERVICE       INCOME         VALUE
                             SHARES         SHARES       SHARES      SHARES        SHARES         FUND          FUND
                          ------------- -------------- ---------- ------------- ------------- ------------- -------------


                                                           YEAR ENDED DECEMBER 31, 2009
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $ 525,342         2,286    1,428,143      468,997           --        1,465         12,628
  Mortality and
   expense risk and
   administrative
   charges (note 4)......     142,687       167,182      228,753       60,484       54,725        1,137         11,508
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net investment income
  (expense)..............     382,655      (164,896)   1,199,390      408,513      (54,725)         328          1,120
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     228,526       701,511      741,647      506,605      223,106       (1,050)       (83,375)
  Change in unrealized
   appreciation
   (depreciation)........    (119,382)    2,272,971    2,167,939      604,271      673,548       14,081        297,803
  Capital gain
   distributions.........       5,377            --      870,484        1,187           --           --             --
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     114,521     2,974,482    3,780,070    1,112,063      896,654       13,031        214,428
                            ---------     ---------    ---------    ---------      -------       ------        -------
Increase (decrease) in
  net assets from
  operations.............   $ 497,176     2,809,586    4,979,460    1,520,576      841,929       13,359        215,548
                            =========     =========    =========    =========      =======       ======        =======

                             J.P. MORGAN SERIES TRUST II
                          --------------------------------




                                      JPMORGAN    JPMORGAN
                          JPMORGAN  INTERNATIONAL  MID CAP
                            BOND       EQUITY       VALUE
                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                          --------- ------------- ---------
                                     PERIOD FROM
                                    JANUARY 1 TO
                                   APRIL 27, 2009
                          --------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   88,799       6,276      37,035
  Mortality and
   expense risk and
   administrative
   charges (note 4)......    6,193         622       6,923
                          --------    --------    --------
Net investment income
  (expense)..............   82,606       5,654      30,112
                          --------    --------    --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (465,218)   (106,292)   (637,953)
  Change in unrealized
   appreciation
   (depreciation)........  357,768      88,078     556,180
  Capital gain
   distributions.........       --       6,134       3,353
                          --------    --------    --------
Net realized and
  unrealized gain (loss)
  on investments......... (107,450)    (12,080)    (78,420)
                          --------    --------    --------
Increase (decrease) in
  net assets from
  operations.............  (24,844)     (6,426)    (48,308)
                          ========    ========    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          J.P. MORGAN SERIES TRUST II
                               (CONTINUED)
                          --------------------------



                                         JPMORGAN
                          JPMORGAN         U.S.
                            SMALL        LARGE CAP
                           COMPANY      CORE EQUITY
                          PORTFOLIO      PORTFOLIO
                          ---------     -----------
                               PERIOD FROM
                               JANUARY 1 TO
                              APRIL 27, 2009
                          --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $   1,196         2,217
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     1,015           430
                           ---------      -------
Net investment income
  (expense)..............       181         1,787
                           ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (135,449)      (27,159)
  Change in unrealized
   appreciation
   (depreciation)........   116,607        23,552
  Capital gain
   distributions.........     3,638            --
                           ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   (15,204)       (3,607)
                           ---------      -------
Increase (decrease) in
  net assets from
  operations............. $ (15,023)       (1,820)
                           =========      =======

                                                                     JPMORGAN INSURANCE TRUST
                          ------------------------------------------------------------------------------------
                                                      JPMORGAN
                                                     INSURANCE                   JPMORGAN
                            JPMORGAN     JPMORGAN      TRUST       JPMORGAN     INSURANCE        JPMORGAN
                           INSURANCE    INSURANCE   DIVERSIFIED   INSURANCE       TRUST          INSURANCE
                             TRUST        TRUST       MID CAP       TRUST       GOVERNMENT         TRUST
                            BALANCED    CORE BOND      GROWTH    EQUITY INDEX      BOND        INTERNATIONAL
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --       EQUITY
                            CLASS 1      CLASS 1      CLASS 1      CLASS 1       CLASS 1         PORTFOLIO
                          ------------ ------------ ------------ ------------ -------------- -----------------
                                                                               PERIOD FROM      PERIOD FROM
                                                                               JANUARY 1 TO     APRIL 27 TO
                                     YEAR ENDED DECEMBER 31, 2009             APRIL 27, 2009 DECEMBER 31, 2009
                          --------------------------------------------------- -------------- -----------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       602      137,078           --       16,136        72,076           2,224
  Mortality and expense
   risk and
   administrative
   charges (note 4)......       354       57,407        6,502       11,994         5,557           1,648
                             ------      -------      -------      -------       -------          ------
Net investment income
  (expense)..............       248       79,671       (6,502)       4,142        66,519             576
                             ------      -------      -------      -------       -------          ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (4,629)     (20,379)      55,068       23,195       (26,801)         14,924
  Change in unrealized
   appreciation
   (depreciation)........     8,189      186,675       73,882      121,403       (58,015)         31,638
  Capital gain
   distributions.........        --           --           --           --        16,562              --
                             ------      -------      -------      -------       -------          ------
Net realized and
  unrealized gain (loss)
  on investments.........     3,560      166,296      128,950      144,598       (68,254)         46,562
                             ------      -------      -------      -------       -------          ------
Increase (decrease) in
  net assets from
  operations.............     3,808      245,967      122,448      148,740        (1,735)         47,138
                             ======      =======      =======      =======       =======          ======


                          -------------------------

                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     INTREPID
                             GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------

                                 YEAR ENDED
                              DECEMBER 31, 2009
                          ------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     5,975        5,635
  Mortality and expense
   risk and
   administrative
   charges (note 4)......    14,478        6,660
                            -------      -------
Net investment income
  (expense)..............    (8,503)      (1,025)
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    44,581        8,814
  Change in unrealized
   appreciation
   (depreciation)........   184,598      103,344
  Capital gain
   distributions.........        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   229,179      112,158
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............   220,676      111,133
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------- --------------------------
                                         JPMORGAN
                            JPMORGAN    INSURANCE     JPMORGAN
                           INSURANCE      TRUST      INSURANCE
                           TRUST MID    SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                           CAP VALUE       CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------ ------------ ------------ ------------- ------------
                                 PERIOD FROM
                                 APRIL 27 TO
                              DECEMBER 31, 2009
                          ------------------------  ---------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $     --         589       24,073        50,815       303,612
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     18,285       2,664       17,613        23,990       194,331
                            --------      ------      -------       -------     ---------
Net investment income
  (expense)..............    (18,285)     (2,075)       6,460        26,825       109,281
                            --------      ------      -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     70,952       8,212       28,702        (8,280)     (103,920)
  Change in unrealized
   appreciation
   (depreciation)........    372,525      55,022      246,296       286,256     1,884,046
  Capital gain
   distributions.........         --          --           --        64,923       381,564
                            --------      ------      -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    443,477      63,234      274,998       342,899     2,161,690
                            --------      ------      -------       -------     ---------
Increase (decrease) in
  net assets from
  operations.............   $425,192      61,159      281,458       369,724     2,270,971
                            ========      ======      =======       =======     =========

                                      JANUS ASPEN SERIES
                          -------------------------------------------------------------------


                                                       FLEXIBLE
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------


                          YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --           --        5,796            526         1,470
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     13,453        1,893        1,999         19,283       194,441
                             -------       ------       ------        -------     ---------
Net investment income
  (expense)..............    (13,453)      (1,893)       3,797        (18,757)     (192,971)
                             -------       ------       ------        -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (79,424)       3,982        1,084        (11,059)     (405,298)
  Change in unrealized
   appreciation
   (depreciation)........    441,998       41,885       10,551        527,270     4,628,526
  Capital gain
   distributions.........         --           --          117             --            --
                             -------       ------       ------        -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    362,574       45,867       11,752        516,211     4,223,228
                             -------       ------       ------        -------     ---------
Increase (decrease) in
  net assets from
  operations.............    349,121       43,974       15,549        497,454     4,030,257
                             =======       ======       ======        =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                          GLOBAL LIFE     GLOBAL
                            SCIENCES    TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES       SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------- ------------ ------------- ------------ -------------
                                                                              YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $    --          --          3,178          445         4,194        3,001         9,775
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     1,081         218          8,214        1,668        10,631       11,550         9,792
                            -------       -----        -------       ------       -------      -------       -------
Net investment income
  (expense)..............    (1,081)       (218)        (5,036)      (1,223)       (6,437)      (8,549)          (17)
                            -------       -----        -------       ------       -------      -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     9,098         481        (54,705)      (1,249)      (19,860)      24,731       (91,541)
  Change in unrealized
   appreciation
   (depreciation)........     5,625       5,815        235,306       34,461       424,389      374,442       305,546
  Capital gain
   distributions.........     1,235          --             --           --        20,647       21,225            --
                            -------       -----        -------       ------       -------      -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    15,958       6,296        180,601       33,212       425,176      420,398       214,005
                            -------       -----        -------       ------       -------      -------       -------
Increase (decrease) in
  net assets from
  operations.............   $14,877       6,078        175,565       31,989       418,739      411,849       213,988
                            =======       =====        =======       ======       =======      =======       =======

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          ------------ ------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     3,236            --       1,804
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,989         9,116         766
                             ------      --------      ------
Net investment income
  (expense)..............      (753)       (9,116)      1,038
                             ------      --------      ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (8,156)     (119,045)     (3,657)
  Change in unrealized
   appreciation
   (depreciation)........    87,190       284,409      13,256
  Capital gain
   distributions.........        --            --          --
                             ------      --------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    79,034       165,364       9,599
                             ------      --------      ------
Increase (decrease) in
  net assets from
  operations.............    78,281       156,248      10,637
                             ======      ========      ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          LEGG MASON PARTNERS
                                   VARIABLE EQUITY TRUST (CONTINUED)                        MFS(R) VARIABLE INSURANCE TRUST
                          --------------------------------------------------  --------------------------------------------------
                           LEGG MASON                             LEGG MASON   MFS(R)
                          CLEARBRIDGE   LEGG MASON                 WESTERN    INVESTORS  MFS(R)    MFS(R)    MFS(R)    MFS(R)
                            VARIABLE   CLEARBRIDGE   LEGG MASON     ASSET      GROWTH   INVESTORS    NEW    STRATEGIC   TOTAL
                             EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE     STOCK     TRUST   DISCOVERY  INCOME    RETURN
                             INCOME    FUNDAMENTAL    VARIABLE    STRATEGIC   SERIES -- SERIES -- SERIES -- SERIES -- SERIES --
                            BUILDER       VALUE      INVESTORS       BOND      SERVICE   SERVICE   SERVICE   SERVICE   SERVICE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   CLASS     CLASS     CLASS     CLASS     CLASS
                            CLASS II     CLASS I      CLASS I      CLASS I     SHARES    SHARES    SHARES    SHARES    SHARES
                          ------------ ------------ ------------ ------------ --------- --------- --------- --------- ---------
                                                                    YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $  17,759       4,676          687        3,109       5,549    19,524        --    83,698    353,909
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     11,263       5,627          521          817      19,545    22,011    10,605    14,406    213,415
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net investment income
  (expense)..............      6,496        (951)         166        2,292     (13,996)   (2,487)  (10,605)   69,292    140,494
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (123,855)    (25,954)      (3,018)      (4,632)    (32,658)  (77,558)  (44,935)    8,862   (378,076)
  Change in unrealized
   appreciation
   (depreciation)........    224,787     117,458        9,904       12,448     442,091   392,266   380,385    90,304  1,985,925
  Capital gain
   distributions.........         --          --           --           44          --        --        --        --         --
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........    100,932      91,504        6,886        7,860     409,433   314,708   335,450    99,166  1,607,849
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Increase (decrease) in
  net assets from
  operations.............  $ 107,428      90,553        7,052       10,152     395,437   312,221   324,845   168,458  1,748,343
                           =========     =======       ======       ======     =======   =======   =======   =======  =========


                          ---------


                           MFS(R)
                          UTILITIES
                          SERIES --
                           SERVICE
                            CLASS
                           SHARES
                          ---------

                          ---------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  132,162
  Mortality and expense
   risk and
   administrative
   charges (note 4)......   47,934
                          --------
Net investment income
  (expense)..............   84,228
                          --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (191,507)
  Change in unrealized
   appreciation
   (depreciation)........  965,329
  Capital gain
   distributions.........       --
                          --------
Net realized and
  unrealized gain (loss)
  on investments.........  773,822
                          --------
Increase (decrease) in
  net assets from
  operations.............  858,050
                          ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
                                                                        YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $     --           --        780           190          --      207,462         --      248,293
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,684      109,903      3,431        43,435       5,396      178,345        620      265,082
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net investment income
  (expense)..............    (3,684)    (109,903)    (2,651)      (43,245)     (5,396)      29,117       (620)     (16,789)
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (17,328)    (556,236)    (8,371)     (150,087)    (72,052)    (272,362)   (47,715)     202,313
  Change in unrealized
   appreciation
   (depreciation)........    69,176    1,702,449     98,611     1,167,277     101,743    3,532,281     57,391    3,653,894
  Capital gain
   distributions.........        --           --         --            --          --      230,060         --           --
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    51,848    1,146,213     90,240     1,017,190      29,691    3,489,979      9,676    3,856,207
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Increase (decrease) in
  net assets from
  operations.............  $ 48,164    1,036,310     87,589       973,945      24,295    3,519,096      9,056    3,839,418
                           ========    =========     ======     =========     =======    =========    =======    =========

                          -----------------------
                          OPPENHEIMER
                          MAIN STREET OPPENHEIMER
                           SMALL CAP    MIDCAP
                          FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE
                            SHARES      SHARES
                          ----------- -----------

                          -----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     34,769         --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     86,646      2,994
                           ---------    -------
Net investment income
  (expense)..............    (51,877)    (2,994)
                           ---------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (315,583)   (20,526)
  Change in unrealized
   appreciation
   (depreciation)........  2,076,614     82,324
  Capital gain
   distributions.........         --         --
                           ---------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,761,031     61,798
                           ---------    -------
Increase (decrease) in
  net assets from
  operations.............  1,709,154     58,804
                           =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          OPPENHEIMER
                           VARIABLE
                            ACCOUNT
                             FUNDS
                          (CONTINUED)                             PIMCO VARIABLE INSURANCE TRUST
                          ----------- ---------------------------------------------------------------------------------------
                                                    FOREIGN BOND
                          OPPENHEIMER  ALL ASSET     PORTFOLIO                   LONG-TERM U.S.
                            MIDCAP    PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                          FUND/VA --    ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                            SERVICE      CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SHARES       SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES
                          ----------- ------------ -------------- -------------- -------------- -------------- --------------
                                                                                  YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $    --      85,885        13,595         633,865         924,738     2,141,790      2,959,614
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     2,659      15,670         1,627         121,657         213,132       562,785        678,314
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net investment income
  (expense)..............    (2,659)     70,215        11,968         512,208         711,606     1,579,005      2,281,300
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (6,806)    (28,441)         (509)        (44,627)        221,598        56,051        313,650
  Change in unrealized
   appreciation
   (depreciation)........    56,395     137,462           892       1,912,368      (2,494,194)    1,016,659      1,519,641
  Capital gain
   distributions.........        --          --            --              --         429,595       744,143        799,610
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    49,589     109,021           383       1,867,741      (1,843,001)    1,816,853      2,632,901
                            -------     -------        ------       ---------      ----------     ---------      ---------
Increase (decrease) in
  net assets from
  operations.............   $46,930     179,236        12,351       2,379,949      (1,131,395)    3,395,858      4,914,201
                            =======     =======        ======       =========      ==========     =========      =========



                              RYDEX
                          VARIABLE TRUST   THE ALGER PORTFOLIOS
                          -------------- ------------------------
                                            ALGER        ALGER
                                          LARGE CAP    SMALL CAP
                                            GROWTH       GROWTH
                                         PORTFOLIO -- PORTFOLIO --
                          NASDAQ-100(R)   CLASS I-2    CLASS I-2
                               FUND         SHARES       SHARES
                          -------------- ------------ ------------

                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --         1,148           --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     11,058         2,485        2,984
                             -------        ------       ------
Net investment income
  (expense)..............    (11,058)       (1,337)      (2,984)
                             -------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (2,188)       (6,034)      (6,173)
  Change in unrealized
   appreciation
   (depreciation)........    288,335        74,592       86,633
  Capital gain
   distributions.........         --            --           --
                             -------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    286,147        68,558       80,460
                             -------        ------       ------
Increase (decrease) in
  net assets from
  operations.............    275,089        67,221       77,476
                             =======        ======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      THE
                                                                   UNIVERSAL
                                                                 INSTITUTIONAL      VAN KAMPEN LIFE
                                THE PRUDENTIAL SERIES FUND        FUNDS, INC.      INVESTMENT TRUST
                          -------------------------------------  ------------- ------------------------
                            JENNISON
                             20/20                    NATURAL     EQUITY AND     CAPITAL
                             FOCUS       JENNISON    RESOURCES      INCOME        GROWTH      COMSTOCK
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS II     CLASS II     CLASS II      CLASS II     CLASS II
                             SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------- ------------ ------------
                                                   YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $     44         259       356,389       34,277           --       120,897
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     18,790       1,372        56,335       25,890        4,982        43,449
                            --------      ------     ---------      -------      -------      --------
Net investment income
  (expense)..............    (18,746)     (1,113)      300,054        8,387       (4,982)       77,448
                            --------      ------     ---------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (53,721)       (245)     (686,800)     (18,864)     (17,866)     (312,926)
  Change in unrealized
   appreciation
   (depreciation)........    632,795      32,895     2,232,800      243,646      179,298       918,306
  Capital gain
   distributions.........         --          --            --           --           --            --
                            --------      ------     ---------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    579,074      32,650     1,546,000      224,782      161,432       605,380
                            --------      ------     ---------      -------      -------      --------
Increase (decrease) in
  net assets from
  operations.............   $560,328      31,537     1,846,054      233,169      156,450       682,828
                            ========      ======     =========      =======      =======      ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                                  AIM VARIABLE INSURANCE FUNDS
                                                        --------------------------------------------------------------

                                                            AIM V.I. BASIC      AIM V.I. CAPITAL      AIM V.I. CORE
                                                            VALUE FUND --      APPRECIATION FUND --   EQUITY FUND --
                                CONSOLIDATED TOTAL         SERIES II SHARES     SERIES I SHARES      SERIES I SHARES
                            --------------------------  ---------------------  -------------------  -----------------
                                                                      YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                                2009          2008         2009       2008       2009      2008       2009     2008
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 13,571,111    13,669,087     (4,249)     13,536   (3,353)    (9,596)    2,781     3,991
  Net realized gain
   (loss) on investments...  (26,459,593)  (76,246,648)  (185,578)    (81,872) (25,733)   (13,852)  (15,403)   (2,589)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  171,566,005  (238,906,622)   656,017  (1,399,813)  91,149   (311,833)  139,054  (246,261)
  Capital gain
   distribution............    3,817,791    19,381,090         --     297,470       --         --        --        --
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
     Increase (decrease)
       in net assets
       from operations.....  162,495,314  (282,103,093)   466,190  (1,170,679)  62,063   (335,281)  126,432  (244,859)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
From capital
  transactions (note 4):
  Net premiums.............   80,041,081   279,869,757      4,922       2,365    1,966      7,282    93,924    76,080
  Death benefits...........   (9,713,013)  (13,088,300)        --      (2,972)  (5,302)        --    (9,779)   (3,016)
  Surrenders...............  (44,335,585)  (51,883,418)   (59,091)   (133,080) (43,449)  (120,780)  (86,341) (133,524)
  Administrative expenses..   (2,796,331)   (1,451,200)      (930)     (1,572)    (285)      (390)   (1,071)     (291)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    4,939,513   (10,359,088)   (66,735)     33,974    6,589    (68,917)    8,707   (56,764)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   28,135,665   203,087,751   (121,834)   (101,285) (40,481)  (182,805)    5,440  (117,515)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Increase (decrease) in
  net assets...............  190,630,979   (79,015,342)   344,356  (1,271,964)  21,582   (518,086)  131,872  (362,374)
Net assets at beginning
  of year..................  700,096,528   779,111,870  1,041,057   2,313,021  367,030    885,116   517,231   879,605
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Net assets at end of year.. $890,727,507   700,096,528  1,385,413   1,041,057  388,612    367,030   649,103   517,231
                            ============  ============  =========  ==========  =======   ========   =======  ========
Change in units (note 5):
  Units purchased..........                                13,649      24,629    1,906      6,208    15,150    11,870
  Units redeemed...........                               (25,411)    (32,255)  (8,328)   (26,869)  (14,424)  (21,408)
                                                        ---------  ----------  -------   --------   -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........                               (11,762)     (7,626)  (6,422)   (20,661)      726    (9,538)
                                                        =========  ==========  =======   ========   =======  ========

                            -------------------
                                 AIM V.I.
                                GLOBAL REAL
                              ESTATE FUND --
                             SERIES II SHARES
                            ------------------

                            -------------------
                              2009      2008
                            --------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (8,491)   41,754
  Net realized gain
   (loss) on investments...  (33,165) (174,262)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  178,829  (157,184)
  Capital gain
   distribution............       --    56,352
                            --------  --------
     Increase (decrease)
       in net assets
       from operations.....  137,173  (233,340)
                            --------  --------
From capital
  transactions (note 4):
  Net premiums.............      134    61,354
  Death benefits...........       --      (427)
  Surrenders...............  (16,547)  (17,610)
  Administrative expenses..     (289)     (213)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (13,648)   67,012
                            --------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (30,350)  110,116
                            --------  --------
Increase (decrease) in
  net assets...............  106,823  (123,224)
Net assets at beginning
  of year..................  453,619   576,843
                            --------  --------
Net assets at end of year..  560,442   453,619
                            ========  ========
Change in units (note 5):
  Units purchased..........  372,478   153,405
  Units redeemed........... (376,119) (126,535)
                            --------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (3,641)   26,870
                            ========  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                            -----------------------------------------

                                   AIM V.I.              AIM V.I.
                                 INTERNATIONAL          LARGE CAP
                                GROWTH FUND --        GROWTH FUND --
                               SERIES II SHARES      SERIES I SHARES
                            ----------------------  -----------------

                            ------------------------------------------
                               2009        2008       2009     2008
                            ----------  ----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (14,768)   (117,245)  (2,203)   (3,708)
  Net realized gain
   (loss) on investments...   (417,376) (2,659,580)  (1,636)    1,056
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  2,291,926  (2,800,087)  44,894  (107,755)
  Capital gain
   distribution............         --      94,604       --        --
                            ----------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  1,859,782  (5,482,308)  41,055  (110,407)
                            ----------  ----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............  1,402,206   5,912,728       --     5,200
  Death benefits...........     (1,082)    (12,659)      --        --
  Surrenders...............   (313,391)   (353,337)  (6,808)  (13,870)
  Administrative expenses..    (32,542)    (22,919)    (209)     (284)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (193,562) (2,132,205)   2,042    29,932
                            ----------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........    861,629   3,391,608   (4,975)   20,978
                            ----------  ----------  -------  --------
Increase (decrease) in
  net assets...............  2,721,411  (2,090,700)  36,080   (89,429)
Net assets at beginning
  of year..................  5,395,578   7,486,278  171,471   260,900
                            ----------  ----------  -------  --------
Net assets at end of year.. $8,116,989   5,395,578  207,551   171,471
                            ==========  ==========  =======  ========
Change in units (note 5):
  Units purchased..........    742,807   1,804,230      333    10,700
  Units redeemed...........   (619,128) (1,594,271)    (910)   (8,851)
                            ----------  ----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    123,679     209,959     (577)    1,849
                            ==========  ==========  =======  ========

                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                            ---------------------------------------------------------------
                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                               BALANCED WEALTH      GLOBAL THEMATIC         GROWTH AND
                                   STRATEGY              GROWTH               INCOME
                                 PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                                   CLASS B              CLASS B              CLASS B
                            ---------------------  -----------------  ---------------------
                            YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------
                               2009       2008       2009     2008       2009       2008
                            ---------  ----------  -------  --------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (48,253)     77,318   (5,209)   (6,042)    99,078     177,742
  Net realized gain
   (loss) on investments...  (244,286)   (408,918)  (8,135)     (445)  (431,683)   (589,689)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 1,512,251  (1,783,788) 151,238  (256,006) 1,229,845  (4,130,522)
  Capital gain
   distribution............        --     119,376       --        --         --   1,065,561
                            ---------  ----------  -------  --------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations..... 1,219,712  (1,996,012) 137,894  (262,493)   897,240  (3,476,908)
                            ---------  ----------  -------  --------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   772,954   3,944,313   10,803     6,410     68,717     106,753
  Death benefits...........        --          --   (1,022)       --    (39,223)    (37,811)
  Surrenders...............  (163,856)   (118,850)  (7,418)  (66,666)  (413,901)   (609,012)
  Administrative expenses..   (39,935)    (19,359)    (701)     (558)    (4,089)     (4,433)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    63,167     390,398   52,026   (74,037)  (232,300)     91,225
                            ---------  ----------  -------  --------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   632,330   4,196,502   53,688  (134,851)  (620,796)   (453,278)
                            ---------  ----------  -------  --------  ---------  ----------
Increase (decrease) in
  net assets............... 1,852,042   2,200,490  191,582  (397,344)   276,444  (3,930,186)
Net assets at beginning
  of year.................. 4,886,871   2,686,381  244,599   641,943  5,302,269   9,232,455
                            ---------  ----------  -------  --------  ---------  ----------
Net assets at end of year.. 6,738,913   4,886,871  436,181   244,599  5,578,713   5,302,269
                            =========  ==========  =======  ========  =========  ==========
Change in units (note 5):
  Units purchased..........   805,330     775,023    8,775     8,055    677,911     322,992
  Units redeemed...........  (713,593)   (328,867)  (3,221)  (17,123)  (757,336)   (317,809)
                            ---------  ----------  -------  --------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    91,737     446,156    5,554    (9,068)   (79,425)      5,183
                            =========  ==========  =======  ========  =========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                   AMERICAN CENTURY
                                                                                                VARIABLE PORTFOLIOS II,
                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)           INC.
                            ------------------------------------------------------------------  ----------------------
                                ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                  INTERNATIONAL             LARGE CAP            SMALL CAP
                                      VALUE                   GROWTH               GROWTH            VP INFLATION
                                  PORTFOLIO --             PORTFOLIO --         PORTFOLIO --      PROTECTION FUND --
                                     CLASS B                 CLASS B              CLASS B              CLASS II
                            ------------------------  ---------------------  -----------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                                2009         2008        2009       2008       2009     2008       2009        2008
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   (46,622)      49,721    (19,164)    (28,511)  (2,742)   (2,512)     16,826      27,936
  Net realized gain
   (loss) on investments...  (1,421,739) (12,865,615)   (60,376)     (7,470) (10,640)    5,611     341,379      27,750
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   4,090,336   (5,345,824)   451,631    (891,738)  75,434  (104,332)    936,734     241,711
  Capital gain
   distribution............          --      977,160         --          --       --        --          --          --
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   2,621,975  (17,184,558)   372,091    (927,719)  62,052  (101,233)  1,294,939     297,397
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............   1,160,722   12,850,308        487      41,219   37,257    20,056   3,255,965   1,418,634
  Death benefits...........      (1,574)     (28,907)    (1,229)    (11,954)      --        --     (50,401)         --
  Surrenders...............    (290,412)    (690,131)  (111,681)   (148,990) (10,349)  (22,418)   (647,583)   (138,512)
  Administrative expenses..     (38,990)     (45,126)    (1,340)     (1,396)    (357)     (181)    (80,170)    (13,214)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (336,962)  (4,644,993)   (55,051)   (114,056)  28,677    72,057   2,836,625  10,967,845
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........     492,784    7,441,151   (168,814)   (235,177)  55,228    69,514   5,314,436  12,234,753
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Increase (decrease) in
  net assets...............   3,114,759   (9,743,407)   203,277  (1,162,896) 117,280   (31,719)  6,609,375  12,532,150
Net assets at beginning
  of year..................   7,501,135   17,244,542  1,203,245   2,366,141  133,093   164,812  13,526,460     994,310
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Net assets at end of year.. $10,615,894    7,501,135  1,406,522   1,203,245  250,373   133,093  20,135,835  13,526,460
                            ===========  ===========  =========  ==========  =======  ========  ==========  ==========
Change in units (note 5):
  Units purchased..........   1,498,457    4,963,563     19,616      32,479   14,102    11,039   2,230,629   1,759,525
  Units redeemed...........  (1,367,669)  (4,946,748)   (45,766)    (63,277)  (5,826)   (3,863) (1,723,792)   (524,601)
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     130,788       16,815    (26,150)    (30,798)   8,276     7,176     506,837   1,234,924
                            ===========  ===========  =========  ==========  =======  ========  ==========  ==========

                             AMERICAN CENTURY
                            VARIABLE PORTFOLIOS,
                                   INC.
                            -------------------


                               VP INCOME &
                              GROWTH FUND --
                                 CLASS I
                            -------------------

                            --------------------
                              2009      2008
                            -------   --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  17,864      2,695
  Net realized gain
   (loss) on investments... (17,874)  (109,790)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  88,366   (287,987)
  Capital gain
   distribution............      --     84,637
                            -------   --------
     Increase (decrease)
       in net assets
       from operations.....  88,356   (310,445)
                            -------   --------
From capital
  transactions (note 4):
  Net premiums.............     150      5,800
  Death benefits...........      --         --
  Surrenders...............  (6,235)   (17,999)
  Administrative expenses..    (294)      (352)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (1,946)    (2,726)
                            -------   --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (8,325)   (15,277)
                            -------   --------
Increase (decrease) in
  net assets...............  80,031   (325,722)
Net assets at beginning
  of year.................. 559,253    884,975
                            -------   --------
Net assets at end of year.. 639,284    559,253
                            =======   ========
Change in units (note 5):
  Units purchased..........   2,227     28,327
  Units redeemed...........  (3,538)   (29,276)
                            -------   --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (1,311)      (949)
                            =======   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)
                            ----------------------------------------------------------------

                                VP INTERNATIONAL        VP ULTRA(R)           VP VALUE
                                    FUND --               FUND --              FUND --
                                    CLASS I               CLASS I              CLASS I
                            -----------------------  -----------------  --------------------
                                                             YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                                2009        2008       2009     2008       2009       2008
                            -----------  ----------  -------  --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $     5,495     (26,422)  (4,647)   (9,060)    39,979     96,603
  Net realized gain
   (loss) on investments...       5,021    (755,717) (37,407)  (26,637)   (80,949)  (224,057)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     475,797    (965,730) 147,564  (372,925)   216,844   (484,424)
  Capital gain
   distribution............          --     228,695       --    93,437         --    117,516
                            -----------  ----------  -------  --------  ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....     486,313  (1,519,174) 105,510  (315,185)   175,874   (494,362)
                            -----------  ----------  -------  --------  ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............         603     514,083    1,061     4,462        385     67,688
  Death benefits...........          --      (4,779)      --        --         --         --
  Surrenders...............     (87,489)   (102,448) (28,435)  (72,403)   (43,063)   (92,106)
  Administrative expenses..      (1,347)     (1,533)    (523)     (832)      (632)      (570)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (195,412)     (8,611) (30,970) (111,007)    (8,573)  (308,488)
                            -----------  ----------  -------  --------  ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (283,645)    396,712  (58,867) (179,780)   (51,883)  (333,476)
                            -----------  ----------  -------  --------  ---------  ---------
Increase (decrease) in
  net assets...............     202,668  (1,122,462)  46,643  (494,965)   123,991   (827,838)
Net assets at beginning
  of year..................   1,648,662   2,771,124  360,807   855,772    982,631  1,810,469
                            -----------  ----------  -------  --------  ---------  ---------
Net assets at end of year.. $ 1,851,330   1,648,662  407,450   360,807  1,106,622    982,631
                            ===========  ==========  =======  ========  =========  =========
Change in units (note 5):
  Units purchased..........   1,864,700   1,002,858    3,286    13,008     57,221     38,929
  Units redeemed...........  (1,898,044)   (976,559)  (9,957)  (28,541)   (61,638)   (66,945)
                            -----------  ----------  -------  --------  ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (33,344)     26,299   (6,671)  (15,533)    (4,417)   (28,016)
                            ===========  ==========  =======  ========  =========  =========

                               BLACKROCK VARIABLE SERIES FUNDS, INC.
                            ------------------------------------------
                                BLACKROCK             BLACKROCK
                               BASIC VALUE        GLOBAL ALLOCATION
                               V.I. FUND --          V.I. FUND --
                             CLASS III SHARES      CLASS III SHARES
                            -----------------  -----------------------

                            -------------------------------------------
                              2009     2008       2009         2008
                            -------  --------  ----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   4,625     4,164     126,951      522,308
  Net realized gain
   (loss) on investments... (27,485)  (69,738) (1,266,465)  (1,957,042)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 181,826  (263,691) 12,260,985  (12,106,344)
  Capital gain
   distribution............      --     7,664          --      270,226
                            -------  --------  ----------  -----------
     Increase (decrease)
       in net assets
       from operations..... 158,966  (321,601) 11,121,471  (13,270,852)
                            -------  --------  ----------  -----------
From capital
  transactions (note 4):
  Net premiums............. 178,496   109,681  11,551,985   39,045,330
  Death benefits...........      --        --          --      (21,987)
  Surrenders...............  (5,181)  (14,645) (1,784,199)  (1,257,238)
  Administrative expenses..  (1,560)     (999)   (390,174)    (158,840)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  18,040   (20,198)  1,450,089   (1,034,135)
                            -------  --------  ----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........ 189,795    73,839  10,827,701   36,573,130
                            -------  --------  ----------  -----------
Increase (decrease) in
  net assets............... 348,761  (247,762) 21,949,172   23,302,278
Net assets at beginning
  of year.................. 511,815   759,577  55,768,012   32,465,734
                            -------  --------  ----------  -----------
Net assets at end of year.. 860,576   511,815  77,717,184   55,768,012
                            =======  ========  ==========  ===========
Change in units (note 5):
  Units purchased..........  33,346    28,269   2,975,963    5,953,531
  Units redeemed...........  (6,769)  (21,054) (1,811,955)  (2,365,304)
                            -------  --------  ----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  26,577     7,215   1,164,008    3,588,227
                            =======  ========  ==========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BLACKROCK VARIABLE SERIES FUNDS,
                                      INC. (CONTINUED)              COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                            ------------------------------------  --------------------------------------------
                                BLACKROCK          BLACKROCK                                COLUMBIA MARSICO
                                LARGE CAP            VALUE           COLUMBIA MARSICO        INTERNATIONAL
                                  GROWTH         OPPORTUNITIES         GROWTH FUND,       OPPORTUNITIES FUND,
                               V.I. FUND --       V.I. FUND --           VARIABLE               VARIABLE
                             CLASS III SHARES   CLASS III SHARES    SERIES -- CLASS A      SERIES -- CLASS B
                            -----------------  -----------------  ---------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                              2009      2008     2009     2008       2009       2008        2009       2008
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (2,793)  (1,879)  (2,798)    7,026    (22,909)    (47,348)    17,669   1,151,980
  Net realized gain
   (loss) on investments...   (5,616)  (3,951) (65,084) (199,844)  (229,412)    (25,204)  (886,288) (5,065,833)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   60,790  (65,678) 160,006   (12,016)   903,407  (1,861,702) 3,065,157  (6,403,419)
  Capital gain
   distribution............       --       --       --     5,154         --          --         --   1,421,281
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   52,381  (71,508)  92,124  (199,680)   651,086  (1,934,254) 2,196,538  (8,895,991)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --       --   96,294    56,086    171,199     695,119    732,766   5,959,322
  Death benefits...........       --       --       --        --         --      (3,126)      (775)    (12,942)
  Surrenders...............   (9,574)  (8,336)  (8,358)  (10,614)  (455,956)   (150,487)  (277,887)   (434,258)
  Administrative expenses..      (75)     (82)    (858)     (713)    (8,146)     (3,969)   (25,170)    (22,809)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   10,866  111,849   10,005   (58,323)   (20,035)   (138,673)  (481,365) (2,426,767)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    1,217  103,431   97,083   (13,564)  (312,938)    398,864    (52,431)  3,062,546
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............   53,598   31,923  189,207  (213,244)   338,148  (1,535,390) 2,144,107  (5,833,445)
Net assets at beginning
  of year..................  207,286  175,363  292,787   506,031  2,949,665   4,485,055  6,156,105  11,989,550
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Net assets at end of year.. $260,884  207,286  481,994   292,787  3,287,813   2,949,665  8,300,212   6,156,105
                            ========  =======  =======  ========  =========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........   14,148   16,078   23,358    24,201     98,150     158,864    593,717   1,937,469
  Units redeemed...........  (13,881)  (2,355)  (7,322)  (23,872)  (121,697)    (95,418)  (558,270) (1,853,516)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      267   13,723   16,036       329    (23,547)     63,446     35,447      83,953
                            ========  =======  =======  ========  =========  ==========  =========  ==========

                               DWS VARIABLE
                                 SERIES II
                            ------------------

                                DWS DREMAN
                               SMALL MID CAP
                               VALUE VIP --
                              CLASS B SHARES
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............     236     81,801
  Net realized gain
   (loss) on investments... (61,302)  (206,108)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 237,602   (609,285)
  Capital gain
   distribution............      --    325,563
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations..... 176,536   (408,029)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............   1,339     17,648
  Death benefits...........  (2,321)        --
  Surrenders............... (27,265)   (69,070)
  Administrative expenses..    (501)      (732)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  16,044   (204,663)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (12,704)  (256,817)
                            -------  ---------
Increase (decrease) in
  net assets............... 163,832   (664,846)
Net assets at beginning
  of year.................. 647,651  1,312,497
                            -------  ---------
Net assets at end of year.. 811,483    647,651
                            =======  =========
Change in units (note 5):
  Units purchased..........   3,586     11,222
  Units redeemed...........  (4,279)   (25,677)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (693)   (14,455)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS VARIABLE SERIES II (CONTINUED)                             DREYFUS
                            -------------------------------------  ----------------------------------------------------------
                                                                                             DREYFUS            THE DREYFUS
                                                                   DREYFUS INVESTMENT        VARIABLE             SOCIALLY
                                                                      PORTFOLIOS            INVESTMENT          RESPONSIBLE
                               DWS STRATEGIC      DWS TECHNOLOGY     MIDCAP STOCK            FUND --               GROWTH
                                VALUE VIP --          VIP --         PORTFOLIO --          MONEY MARKET        FUND, INC. --
                               CLASS B SHARES     CLASS B SHARES    INITIAL SHARES          PORTFOLIO          INITIAL SHARES
                            -------------------  ----------------  ----------------   ---------------------  -----------------
                                                                 YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------------
                              2009       2008      2009     2008     2009      2008      2009        2008      2009     2008
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 11,516     45,240   (2,172)  (2,467)      (1)   10,298     (25,537)    12,278   (1,456)   (2,483)
  Net realized gain
   (loss) on investments...  (77,983)  (150,952)  (2,342)  (1,320) (20,570)  (23,003)        (34)        --       31      (176)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  161,814   (493,411)  67,235  (87,912)  54,623   (79,245)         (2)         1   73,418  (124,816)
  Capital gain
   distribution............       --    129,530       --       --       --    15,741          --         --       --        --
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   95,347   (469,593)  62,721  (91,699)  34,052   (76,209)    (25,573)    12,279   71,993  (127,475)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............    1,021        357       --      468    1,007     5,073          --     57,365    1,000     3,550
  Death benefits...........  (20,761)        --       --       --       --        --    (762,285)  (483,761)      --        --
  Surrenders...............  (44,983)    (8,806)  (4,861)  (4,151)  (1,678)  (14,044)   (397,341)   (66,716) (10,410)  (13,452)
  Administrative expenses..     (490)      (895)    (189)    (257)    (176)     (254)     (1,508)      (404)    (378)     (475)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    4,800   (156,767)   5,881    1,236  (10,352)   10,065    (518,633) 2,248,623   (5,156)      944
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (60,413)  (166,111)     831   (2,704) (11,199)      840  (1,679,767) 1,755,107  (14,944)   (9,433)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Increase (decrease) in
  net assets...............   34,934   (635,704)  63,552  (94,403)  22,853   (75,369) (1,705,340) 1,767,386   57,049  (136,908)
Net assets at beginning
  of year..................  420,825  1,056,529  104,478  198,881  111,592   186,961   2,858,847  1,091,461  226,884   363,792
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Net assets at end of year.. $455,759    420,825  168,030  104,478  134,445   111,592   1,153,507  2,858,847  283,933   226,884
                            ========  =========  =======  =======  =======   =======  ==========  =========  =======  ========
Change in units (note 5):
  Units purchased..........    3,873      9,219    2,027    2,570    1,252     7,795     159,524    580,181    1,193     2,467
  Units redeemed...........   (9,634)   (25,147)  (1,776)  (2,609)  (2,385)   (7,591)   (318,770)  (414,284)  (2,972)   (3,786)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (5,761)   (15,928)     251      (39)  (1,133)      204    (159,246)   165,897   (1,779)   (1,319)
                            ========  =========  =======  =======  =======   =======  ==========  =========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                           EVERGREEN VARIABLE
                                      EATON VANCE VARIABLE TRUST            ANNUITY TRUST
                            ---------------------------------------------  -----------------

                                                         VT WORLDWIDE        EVERGREEN VA
                               VT FLOATING - RATE           HEALTH              OMEGA
                                  INCOME FUND            SCIENCES FUND     FUND -- CLASS 2
                            -----------------------  --------------------  -----------------
                                                                  YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                                2009        2008        2009       2008      2009     2008
                            -----------  ----------  ---------  ---------  -------   ------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   338,331     544,193      9,721    (26,247)    (627)    (647)
  Net realized gain
   (loss) on investments...    (324,709) (1,603,994)   (81,826)   (64,328)   1,383      118
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   3,550,755  (2,996,046)    81,301   (308,037)  31,387   (9,185)
  Capital gain
   distribution............          --          --     75,029    236,310       --       --
                            -----------  ----------  ---------  ---------  -------   ------
     Increase (decrease)
       in net assets
       from operations.....   3,564,377  (4,055,847)    84,225   (162,302)  32,143   (9,714)
                            -----------  ----------  ---------  ---------  -------   ------
From capital
  transactions (note 4):
  Net premiums.............     887,248   4,797,251     30,780     48,910   11,242   31,839
  Death benefits...........      (6,018)    (10,814)        --         --       --       --
  Surrenders...............    (853,615)   (614,538)  (149,467)   (69,236)    (255)     (97)
  Administrative expenses..     (23,495)    (17,657)    (1,480)    (2,758)    (416)     (74)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (455,217) (5,069,305)   (16,233)  (788,799)  17,309     (890)
                            -----------  ----------  ---------  ---------  -------   ------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (451,097)   (915,063)  (136,400)  (811,883)  27,880   30,778
                            -----------  ----------  ---------  ---------  -------   ------
Increase (decrease) in
  net assets...............   3,113,280  (4,970,910)   (52,175)  (974,185)  60,023   21,064
Net assets at beginning
  of year..................   8,834,254  13,805,164  1,246,006  2,220,191   64,524   43,460
                            -----------  ----------  ---------  ---------  -------   ------
Net assets at end of year.. $11,947,534   8,834,254  1,193,831  1,246,006  124,547   64,524
                            ===========  ==========  =========  =========  =======   ======
Change in units (note 5):
  Units purchased..........     800,949   1,681,796     24,782     22,925    3,790    4,751
  Units redeemed...........    (851,291) (1,815,289)   (37,126)   (79,663)  (1,022)    (141)
                            -----------  ----------  ---------  ---------  -------   ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (50,342)   (133,493)   (12,344)   (56,738)   2,768    4,610
                            ===========  ==========  =========  =========  =======   ======

                                 FEDERATED INSURANCE SERIES
                            -----------------------------------
                                FEDERATED         FEDERATED
                                 CAPITAL         CLOVER VALUE
                                 INCOME           FUND II --
                                 FUND II        PRIMARY SHARES
                            ----------------  -----------------

                            ------------------------------------
                              2009     2008     2009     2008
                            -------  -------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   6,552    7,040    1,677     9,697
  Net realized gain
   (loss) on investments... (13,085) (16,412) (46,830)  (29,883)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  35,210  (27,739)  55,082  (103,993)
  Capital gain
   distribution............      --       --       --    47,444
                            -------  -------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  28,677  (37,111)   9,929   (76,735)
                            -------  -------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............   2,693      420      407       397
  Death benefits........... (25,545)      --       --        --
  Surrenders...............  (4,327) (18,851) (11,632)  (43,019)
  Administrative expenses..    (126)    (161)    (131)     (194)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     376  (40,429) (12,654)   (1,248)
                            -------  -------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (26,929) (59,021) (24,010)  (44,064)
                            -------  -------  -------  --------
Increase (decrease) in
  net assets...............   1,748  (96,132) (14,081) (120,799)
Net assets at beginning
  of year.................. 122,753  218,885  124,860   245,659
                            -------  -------  -------  --------
Net assets at end of year.. 124,501  122,753  110,779   124,860
                            =======  =======  =======  ========
Change in units (note 5):
  Units purchased..........     366      353    1,529       162
  Units redeemed...........  (3,489)  (6,655)  (4,981)   (4,713)
                            -------  -------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (3,123)  (6,302)  (3,452)   (4,551)
                            =======  =======  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         FEDERATED INSURANCE SERIES (CONTINUED)
                            ----------------------------------------------------------------
                              FEDERATED HIGH        FEDERATED HIGH
                                INCOME BOND          INCOME BOND         FEDERATED KAUFMANN
                                FUND II --            FUND II --             FUND II --
                              PRIMARY SHARES        SERVICE SHARES         SERVICE SHARES
                            ------------------  ---------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                              2009      2008       2009       2008        2009       2008
                            --------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 14,378    20,337    416,601     597,581    (90,688)     55,453
  Net realized gain
   (loss) on investments...  (14,990)  (14,619)  (235,533)   (531,173)   (44,043)    (29,397)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   51,853   (51,883) 1,617,535  (1,665,222) 1,497,926  (2,024,613)
  Capital gain
   distribution............       --        --         --          --         --     258,870
                            --------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   51,241   (46,165) 1,798,603  (1,598,814) 1,363,195  (1,739,687)
                            --------  --------  ---------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --        --     98,395      73,647    629,220     310,102
  Death benefits...........       --        --         --      (5,930)      (696)     (8,160)
  Surrenders...............  (69,226)  (27,602)  (487,235)   (516,599)  (298,813)   (245,143)
  Administrative expenses..      (89)     (166)    (6,831)     (8,470)   (19,471)     (5,256)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    3,748   (71,553)    44,994  (2,403,964)   (93,265)  2,305,425
                            --------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (65,567)  (99,321)  (350,677) (2,861,316)   216,975   2,356,968
                            --------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............  (14,326) (145,486) 1,447,926  (4,460,130) 1,580,170     617,281
Net assets at beginning
  of year..................  118,279   263,765  3,823,589   8,283,719  4,828,638   4,211,357
                            --------  --------  ---------  ----------  ---------  ----------
Net assets at end of year.. $103,953   118,279  5,271,515   3,823,589  6,408,808   4,828,638
                            ========  ========  =========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........      371       371     38,961      73,233    444,791     524,036
  Units redeemed...........   (5,589)   (8,222)   (67,947)   (290,078)  (388,008)   (148,102)
                            --------  --------  ---------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (5,218)   (7,851)   (28,986)   (216,845)    56,783     375,934
                            ========  ========  =========  ==========  =========  ==========

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            -------------------------------------------
                                   VIP                     VIP
                            ASSET MANAGER/SM/       ASSET MANAGER/SM/
                               PORTFOLIO --           PORTFOLIO --
                              INITIAL CLASS          SERVICE CLASS 2
                            ---------------------  --------------------

                            --------------------------------------------
                              2009       2008        2009       2008
                             -------    --------   -------   ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   1,574      17,071      4,842      69,818
  Net realized gain
   (loss) on investments... (17,665)     (2,553)   (77,341)    (53,230)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  52,530    (104,649)   268,806    (419,350)
  Capital gain
   distribution............      --      10,437         --      44,982
                             -------    --------   -------   ---------
     Increase (decrease)
       in net assets
       from operations.....  36,439     (79,694)   196,307    (357,780)
                             -------    --------   -------   ---------
From capital
  transactions (note 4):
  Net premiums.............      --          --         --          --
  Death benefits...........      --          --     (7,421)         --
  Surrenders............... (42,808)    (45,782)   (13,712)    (55,583)
  Administrative expenses..    (124)       (124)    (1,224)     (1,443)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     117     (52,111)   (48,965)    120,546
                             -------    --------   -------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (42,815)    (98,017)   (71,322)     63,520
                             -------    --------   -------   ---------
Increase (decrease) in
  net assets...............  (6,376)   (177,711)   124,985    (294,260)
Net assets at beginning
  of year.................. 169,368     347,079    797,377   1,091,637
                             -------    --------   -------   ---------
Net assets at end of year.. 162,992     169,368    922,362     797,377
                             =======    ========   =======   =========
Change in units (note 5):
  Units purchased..........      14           2     29,162      37,039
  Units redeemed...........  (4,297)     (7,727)   (36,924)    (33,418)
                             -------    --------   -------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (4,283)     (7,725)    (7,762)      3,621
                             =======    ========   =======   =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            -------------------------------------------------------------------------------------------
                                                                                                        VIP DYNAMIC
                                                                                                          CAPITAL
                                  VIP BALANCED         VIP CONTRAFUND(R)       VIP CONTRAFUND(R)        APPRECIATION
                                  PORTFOLIO --            PORTFOLIO --            PORTFOLIO --          PORTFOLIO --
                                SERVICE CLASS 2          INITIAL CLASS          SERVICE CLASS 2       SERVICE CLASS 2
                            -----------------------  ---------------------  -----------------------  -----------------
                                                                        YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                                2009        2008        2009       2008        2009         2008       2009     2008
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    29,384      97,973       (876)     (7,333)    (50,836)    (255,781)  (3,595)   (3,352)
  Net realized gain
   (loss) on investments...    (520,212)   (362,026)  (118,892)   (140,631) (1,633,292)  (8,056,868)  (4,361)  (12,215)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   4,037,496  (4,739,883)   437,634    (835,757)  7,088,640   (9,433,071)  80,057  (147,035)
  Capital gain
   distribution............          --     189,335         --      53,552          --      828,458       --     2,237
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   3,546,668  (4,814,601)   317,866    (930,169)  5,404,512  (16,917,262)  72,101  (160,365)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............     432,491   3,115,008        835         420   1,191,347    6,644,075       --     7,383
  Death benefits...........          --     (16,652)   (66,708)     (4,285)    (49,361)     (13,957)      --        --
  Surrenders...............    (458,223)   (399,707)  (162,626)   (385,385)   (916,308)  (1,698,070)  (1,464)  (17,131)
  Administrative expenses..     (41,359)    (22,837)    (1,331)     (1,771)    (38,432)     (46,964)    (444)     (370)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (166,220)  4,245,605     (7,078)    (50,997)    365,146   (8,259,869)  (1,479)   (3,308)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (233,311)  6,921,417   (236,908)   (442,018)    552,392   (3,374,785)  (3,387)  (13,426)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Increase (decrease) in
  net assets...............   3,313,357   2,106,816     80,958  (1,372,187)  5,956,904  (20,292,047)  68,714  (173,791)
Net assets at beginning
  of year..................  10,172,270   8,065,454  1,050,544   2,422,731  16,223,546   36,515,593  216,641   390,432
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Net assets at end of year.. $13,485,627  10,172,270  1,131,502   1,050,544  22,180,450   16,223,546  285,355   216,641
                            ===========  ==========  =========  ==========  ==========  ===========  =======  ========
Change in units (note 5):
  Units purchased..........     334,381   1,080,031        648       7,002   1,292,608    2,321,448      249     2,683
  Units redeemed...........    (361,285)   (360,428)   (18,707)    (35,429) (1,192,928)  (2,764,704)    (651)   (3,193)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (26,904)    719,603    (18,059)    (28,427)     99,680     (443,256)    (402)     (510)
                            ===========  ==========  =========  ==========  ==========  ===========  =======  ========

                            -------------------


                             VIP EQUITY-INCOME
                               PORTFOLIO --
                               INITIAL CLASS
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   5,011      9,204
  Net realized gain
   (loss) on investments... (65,281)   (26,859)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 205,639   (458,142)
  Capital gain
   distribution............      --        945
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations..... 145,369   (474,852)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............   1,218        817
  Death benefits........... (26,569)        --
  Surrenders............... (30,005)   (98,375)
  Administrative expenses..    (426)      (542)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (15,268)   (37,458)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (71,050)  (135,558)
                            -------  ---------
Increase (decrease) in
  net assets...............  74,319   (610,410)
Net assets at beginning
  of year.................. 588,243  1,198,653
                            -------  ---------
Net assets at end of year.. 662,562    588,243
                            =======  =========
Change in units (note 5):
  Units purchased..........   1,139      1,810
  Units redeemed...........  (9,533)   (12,216)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (8,394)   (10,406)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            ------------------------------------------------------------------------------------
                                                       VIP GROWTH &         VIP GROWTH &          VIP GROWTH
                               VIP EQUITY-INCOME          INCOME               INCOME           OPPORTUNITIES
                                 PORTFOLIO --          PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                                SERVICE CLASS 2       INITIAL CLASS       SERVICE CLASS 2       INITIAL CLASS
                            ----------------------  -----------------  ---------------------  -----------------
                                                                    YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------
                               2009        2008       2009     2008       2009       2008       2009     2008
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   22,117     (32,917)    (618)    7,636     (9,467)     36,207   (1,214)   (2,322)
  Net realized gain
   (loss) on investments...   (654,054) (4,489,060)  (7,338)   (3,314)  (146,853)   (139,819) (11,809)    1,269
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  1,955,445  (2,855,058)  56,453  (213,132)   470,726  (1,427,366)  60,048  (158,724)
  Capital gain
   distribution............         --      11,727       --    40,103         --     237,879       --        --
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  1,323,508  (7,365,308)  48,497  (168,707)   314,406  (1,293,099)  47,025  (159,777)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............     (5,189)  4,044,927       --        --     36,661      59,847      407    11,706
  Death benefits...........    (28,099)    (29,258)  (2,224)  (40,403)      (858)         --       --        --
  Surrenders...............   (375,124)   (700,190) (10,617) (145,442)  (120,814)   (232,588) (15,767)  (64,168)
  Administrative expenses..     (5,546)    (17,246)    (270)     (378)    (1,289)     (1,360)    (110)     (170)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (171,998) (4,315,692)     252    (7,362)   (20,388)   (769,677)    (181)      552
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (585,956) (1,017,459) (12,859) (193,585)  (106,688)   (943,778) (15,651)  (52,080)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Increase (decrease) in
  net assets...............    737,552  (8,382,767)  35,638  (362,292)   207,718  (2,236,877)  31,374  (211,857)
Net assets at beginning
  of year..................  5,076,559  13,459,326  199,956   562,248  1,388,541   3,625,418  119,253   331,110
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Net assets at end of year.. $5,814,111   5,076,559  235,594   199,956  1,596,259   1,388,541  150,627   119,253
                            ==========  ==========  =======  ========  =========  ==========  =======  ========
Change in units (note 5):
  Units purchased..........    847,733   1,722,952       60     1,004     26,773      26,270       72     1,570
  Units redeemed...........   (918,768) (2,095,114)  (1,598)  (16,640)   (38,551)   (117,132)  (3,046)   (7,225)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (71,035)   (372,162)  (1,538)  (15,636)   (11,778)    (90,862)  (2,974)   (5,655)
                            ==========  ==========  =======  ========  =========  ==========  =======  ========

                            ------------------

                                VIP GROWTH
                               PORTFOLIO --
                              INITIAL CLASS
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (3,600)   (4,372)
  Net realized gain
   (loss) on investments... (23,012)   (4,714)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 127,576  (380,843)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 100,964  (389,929)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............   4,043       420
  Death benefits...........  (2,327)  (40,807)
  Surrenders............... (26,830) (160,046)
  Administrative expenses..    (529)     (653)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,517    (6,524)
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (23,126) (207,610)
                            -------  --------
Increase (decrease) in
  net assets...............  77,838  (597,539)
Net assets at beginning
  of year.................. 400,208   997,747
                            -------  --------
Net assets at end of year.. 478,046   400,208
                            =======  ========
Change in units (note 5):
  Units purchased..........     966     1,963
  Units redeemed...........  (4,100)  (18,775)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (3,134)  (16,812)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            -----------------------------------------------------------------------------------------
                                                        VIP INVESTMENT
                                  VIP GROWTH              GRADE BOND             VIP MID CAP          VIP OVERSEAS
                                 PORTFOLIO --            PORTFOLIO --           PORTFOLIO --          PORTFOLIO --
                                SERVICE CLASS 2        SERVICE CLASS 2         SERVICE CLASS 2       INITIAL CLASS
                            ----------------------  ---------------------  ----------------------  -----------------
                                                                      YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------
                               2009        2008        2009       2008        2009        2008       2009     2008
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (16,094)    (19,296)    68,822      72,393    (42,501)     499,617    1,643    14,198
  Net realized gain
   (loss) on investments...   (110,847)     50,396     10,928    (408,372)  (564,325)  (2,414,894) (23,957)    2,965
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    424,578  (1,230,919)    20,096     (79,069) 3,180,334   (7,017,321)  63,826  (279,015)
  Capital gain
   distribution............         --          --         --          --         --    1,893,889       --    50,316
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....    297,637  (1,199,819)    99,846    (415,048) 2,573,508   (7,038,709)  41,512  (211,536)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............      2,681      72,940    763,614   3,773,778    272,479    1,974,369       --        --
  Death benefits...........        343     (14,398)        --      (9,493)     1,177      (35,398)  (8,846)   (3,723)
  Surrenders...............    (99,464)   (150,091)     3,377    (159,694)  (512,648)  (1,139,828) (45,571) (174,186)
  Administrative expenses..     (1,112)     (1,361)    (5,998)    (11,841)   (10,325)     (20,352)    (140)     (283)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (131,649)    247,889    270,407  (6,229,446)  (262,682)  (5,380,448)   3,690   (55,638)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (229,201)    154,979  1,031,400  (2,636,696)  (511,999)  (4,601,657) (50,867) (233,830)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Increase (decrease) in
  net assets...............     68,436  (1,044,840) 1,131,246  (3,051,744) 2,061,509  (11,640,366)  (9,355) (445,366)
Net assets at beginning
  of year..................  1,322,220   2,367,060    445,552   3,497,296  7,307,673   18,948,039  204,208   649,574
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Net assets at end of year.. $1,390,656   1,322,220  1,576,798     445,552  9,369,182    7,307,673  194,853   204,208
                            ==========  ==========  =========  ==========  =========  ===========  =======  ========
Change in units (note 5):
  Units purchased..........     17,292      62,650    159,996   1,074,388     82,094      589,906      428       934
  Units redeemed...........    (53,215)    (46,560)   (61,724) (1,375,192)  (117,000)    (948,779)  (5,711)  (18,058)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (35,923)     16,090     98,272    (300,804)   (34,906)    (358,873)  (5,283)  (17,124)
                            ==========  ==========  =========  ==========  =========  ===========  =======  ========

                            ------------------
                                VIP VALUE
                                STRATEGIES
                               PORTFOLIO --
                             SERVICE CLASS 2
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (2,993)   48,646
  Net realized gain
   (loss) on investments... (26,672)  (25,321)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 149,150  (257,888)
  Capital gain
   distribution............      --    20,957
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 119,485  (213,606)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............   3,405        --
  Death benefits...........      --     1,726
  Surrenders...............  (4,709)  (45,386)
  Administrative expenses..    (355)     (409)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (9,261)    5,026
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (10,920)  (39,043)
                            -------  --------
Increase (decrease) in
  net assets............... 108,565  (252,649)
Net assets at beginning
  of year.................. 201,792   454,441
                            -------  --------
Net assets at end of year.. 310,357   201,792
                            =======  ========
Change in units (note 5):
  Units purchased..........   4,075     4,653
  Units redeemed...........  (4,084)   (7,166)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      (9)   (2,513)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                            ----------------------------------------------------------------------------------------------
                                                                             FRANKLIN TEMPLETON
                                                       FRANKLIN LARGE CAP       VIP FOUNDING
                                 FRANKLIN INCOME             GROWTH           FUNDS ALLOCATION          MUTUAL SHARES
                                SECURITIES FUND --     SECURITIES FUND --          FUND --           SECURITIES FUND --
                                  CLASS 2 SHARES         CLASS 2 SHARES        CLASS 2 SHARES          CLASS 2 SHARES
                            -------------------------  ------------------  ----------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                                2009          2008       2009      2008       2009        2008        2009        2008
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  5,762,264    4,171,194      (821)   12,108     142,240     155,118      26,509     124,598
  Net realized gain
   (loss) on investments...   (5,764,867)  (5,537,574)  (14,968)  (49,084)   (711,411)   (732,224)     (9,181)   (762,069)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   26,673,918  (37,266,044)  105,628  (222,703)  4,862,233  (6,455,590)  2,523,882  (1,852,573)
  Capital gain
   distribution............           --    1,506,245        --    23,631          --     407,007          --     170,199
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   26,671,315  (37,126,179)   89,839  (236,048)  4,293,062  (6,625,689)  2,541,210  (2,319,845)
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      744,491   31,105,688       581     6,231     323,522  12,332,129   1,756,577   1,148,005
  Death benefits...........     (109,873)     (22,089)   (4,713)       --          --          --     (16,794)     (2,228)
  Surrenders...............   (4,189,577)  (4,107,316)  (20,826)  (21,910)   (544,320)   (468,297)   (366,771)   (212,063)
  Administrative expenses..     (291,141)    (167,517)     (383)     (448)   (114,098)    (52,985)    (49,544)    (11,568)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (7,576,162)     930,464   (25,903)  (30,532)    475,040   1,138,927     393,919   5,294,960
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (11,422,262)  27,739,230   (51,244)  (46,659)    140,144  12,949,774   1,717,387   6,217,106
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets...............   15,249,053   (9,386,949)   38,595  (282,707)  4,433,206   6,324,085   4,258,597   3,897,261
Net assets at beginning
  of year..................   87,781,574   97,168,523   378,907   661,614  14,294,307   7,970,222   9,528,152   5,630,891
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Net assets at end of year.. $103,030,627   87,781,574   417,502   378,907  18,727,513  14,294,307  13,786,749   9,528,152
                            ============  ===========  ========  ========  ==========  ==========  ==========  ==========
Change in units (note 5):
  Units purchased..........    3,238,741    7,622,844   201,355    85,584     863,196   2,188,604   1,431,784   1,684,244
  Units redeemed...........   (4,597,045)  (4,598,615) (208,520)  (90,396)   (809,258)   (697,464) (1,188,018)   (758,546)
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,358,304)   3,024,229    (7,165)   (4,812)     53,938   1,491,140     243,766     925,698
                            ============  ===========  ========  ========  ==========  ==========  ==========  ==========

                            ------------------

                               TEMPLETON
                            FOREIGN SECURITIES
                                FUND --
                             CLASS 1 SHARES
                            -----------------

                            ------------------
                             2009      2008
                            ------   -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    858     1,569
  Net realized gain
   (loss) on investments... (1,551)     (377)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 11,461   (35,433)
  Capital gain
   distribution............  1,577     5,977
                            ------   -------
     Increase (decrease)
       in net assets
       from operations..... 12,345   (28,264)
                            ------   -------
From capital
  transactions (note 4):
  Net premiums.............     --        --
  Death benefits...........     --        --
  Surrenders............... (1,517)   (2,473)
  Administrative expenses..    (48)      (94)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (2,071)  (18,973)
                            ------   -------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (3,636)  (21,540)
                            ------   -------
Increase (decrease) in
  net assets...............  8,709   (49,804)
Net assets at beginning
  of year.................. 36,568    86,372
                            ------   -------
Net assets at end of year.. 45,277    36,568
                            ======   =======
Change in units (note 5):
  Units purchased..........     29       235
  Units redeemed...........   (377)   (1,828)
                            ------   -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (348)   (1,593)
                            ======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                            ----------------------------------------------------------------------------------
                                                      TEMPLETON GLOBAL  TEMPLETON GLOBAL
                               TEMPLETON FOREIGN      ASSET ALLOCATION   BOND SECURITIES    TEMPLETON GROWTH
                               SECURITIES FUND --         FUND --            FUND --       SECURITIES FUND --
                                 CLASS 2 SHARES        CLASS 2 SHARES    CLASS 1 SHARES      CLASS 2 SHARES
                            -----------------------  -----------------  ----------------  --------------------
                                                                     YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                                2009        2008       2009     2008      2009     2008      2009       2008
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    53,030      79,919   36,367    66,304    6,121    1,439     34,229      6,935
  Net realized gain
   (loss) on investments...     (73,695) (1,029,578) (76,277)  (99,050)   2,427    6,664    (10,145)  (152,878)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     887,202  (2,061,975) 118,316  (247,083)  (1,365)  (4,911)   649,394   (914,561)
  Capital gain
   distribution............     134,284     440,895    7,003    82,070       --       --         --    124,676
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   1,000,821  (2,570,739)  85,409  (197,759)   7,183    3,192    673,478   (935,828)
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............       2,076     580,065       80    16,380       10       --    249,168    150,672
  Death benefits...........     (18,390)     (5,835)      --        --       --       --         --         --
  Surrenders...............    (132,148)   (173,688) (14,410)  (49,689) (19,706) (39,537)   (85,990)   (51,863)
  Administrative expenses..      (2,045)     (2,440)    (496)     (579)     (71)     (51)    (4,106)    (2,622)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     (84,433)   (494,974) (20,513)  (83,597)  24,401   (4,053)   (28,191)   988,660
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (234,940)    (96,872) (35,339) (117,485)   4,634  (43,641)   130,881  1,084,847
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets...............     765,881  (2,667,611)  50,070  (315,244)  11,817  (40,449)   804,359    149,019
Net assets at beginning
  of year..................   3,020,701   5,688,312  477,162   792,406   46,346   86,795  2,215,432  2,066,413
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Net assets at end of year.. $ 3,786,582   3,020,701  527,232   477,162   58,163   46,346  3,019,791  2,215,432
                            ===========  ==========  =======  ========  =======  =======  =========  =========
Change in units (note 5):
  Units purchased..........   1,831,243   1,124,224    3,241     2,395    1,862      497    862,074    306,626
  Units redeemed...........  (1,862,290) (1,151,346)  (5,827)   (9,798)  (1,604)  (4,090)  (839,127)  (131,525)
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (31,047)    (27,122)  (2,586)   (7,403)     258   (3,593)    22,947    175,101
                            ===========  ==========  =======  ========  =======  =======  =========  =========

                               GE INVESTMENTS
                                 FUNDS, INC.
                            --------------------

                                 CORE VALUE
                               EQUITY FUND --
                               CLASS 1 SHARES
                            --------------------

                            ---------------------
                               2009       2008
                            ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    (4,272)    (5,302)
  Net realized gain
   (loss) on investments...   (68,180)   (29,027)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   355,044   (653,872)
  Capital gain
   distribution............        --     38,477
                            ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   282,592   (649,724)
                            ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............    85,741     70,549
  Death benefits...........   (10,124)   (11,666)
  Surrenders...............  (128,211)  (147,760)
  Administrative expenses..    (1,792)      (897)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    89,832   (154,444)
                            ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    35,446   (244,218)
                            ---------  ---------
Increase (decrease) in
  net assets...............   318,038   (893,942)
Net assets at beginning
  of year.................. 1,238,688  2,132,630
                            ---------  ---------
Net assets at end of year.. 1,556,726  1,238,688
                            =========  =========
Change in units (note 5):
  Units purchased..........    25,760     15,166
  Units redeemed...........   (20,256)   (32,582)
                            ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     5,504    (17,416)
                            =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                            -------------------------------------------------------------------------------------------
                                                      INTERNATIONAL           MID-CAP
                                INCOME FUND --        EQUITY FUND --       EQUITY FUND --
                                CLASS 1 SHARES        CLASS 1 SHARES       CLASS 1 SHARES         MONEY MARKET FUND
                            ----------------------  -----------------  ---------------------  ------------------------
                                                                         YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                               2009        2008       2009     2008       2009       2008         2009         2008
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   55,721     109,461      270     6,267    (32,358)    (86,276)    (365,874)      73,180
  Net realized gain
   (loss) on investments...   (143,991)   (139,911) (75,008)    8,340   (174,241) (1,833,247)          (1)          --
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    220,054    (189,282)  94,609  (195,712) 1,033,301  (1,037,861)           1           --
  Capital gain
   distribution............         --          --       --    90,510         --      43,524           --           --
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
     Increase (decrease)
       in net assets
       from operations.....    131,784    (219,732)  19,871   (90,595)   826,702  (2,913,860)    (365,874)      73,180
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
From capital
  transactions (note 4):
  Net premiums.............     14,045     383,650       --        --     (8,579)  1,643,137    9,721,288   15,947,575
  Death benefits...........    (50,048)         --   (3,065)       --        356     (15,496)  (7,744,331) (11,177,042)
  Surrenders...............   (462,333)   (366,218)  (5,573)   (9,924)  (322,291)   (736,272)  (5,853,113)  (4,366,542)
  Administrative expenses..     (4,720)     (3,071)     (92)     (130)    (3,645)     (8,205)     (86,363)     (38,593)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (146,236)   (840,062) (49,928)  (18,312)    10,931  (2,618,715)   1,732,584   18,775,426
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (649,292)   (825,701) (58,658)  (28,366)  (323,228) (1,735,551)  (2,229,935)  19,140,824
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Increase (decrease) in
  net assets...............   (517,508) (1,045,433) (38,787) (118,961)   503,474  (4,649,411)  (2,595,809)  19,214,004
Net assets at beginning
  of year..................  2,728,200   3,773,633  101,156   220,117  2,303,732   6,953,143   30,508,526   11,294,522
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Net assets at end of year.. $2,210,692   2,728,200   62,369   101,156  2,807,206   2,303,732   27,912,717   30,508,526
                            ==========  ==========  =======  ========  =========  ==========  ===========  ===========
Change in units (note 5):
  Units purchased..........     25,196     125,048      282     4,301     37,343     568,853   23,245,574   24,643,972
  Units redeemed...........    (81,716)   (193,152)  (6,094)   (6,147)   (68,600)   (800,276) (20,026,791) (16,345,548)
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (56,520)    (68,104)  (5,812)   (1,846)   (31,257)   (231,423)   3,218,783    8,298,424
                            ==========  ==========  =======  ========  =========  ==========  ===========  ===========

                            ---------------------
                               PREMIER GROWTH
                               EQUITY FUND --
                               CLASS 1 SHARES
                            --------------------

                            ---------------------
                               2009       2008
                            ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (11,594)   (16,001)
  Net realized gain
   (loss) on investments...   (35,694)    (5,676)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   346,253   (597,710)
  Capital gain
   distribution............        --     53,775
                            ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   298,965   (565,612)
                            ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............       407      8,001
  Death benefits...........        --         --
  Surrenders...............   (24,404)  (208,498)
  Administrative expenses..      (680)    (1,111)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (53,252)  (188,439)
                            ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (77,929)  (390,047)
                            ---------  ---------
Increase (decrease) in
  net assets...............   221,036   (955,659)
Net assets at beginning
  of year..................   863,200  1,818,859
                            ---------  ---------
Net assets at end of year.. 1,084,236    863,200
                            =========  =========
Change in units (note 5):
  Units purchased..........     2,440      5,072
  Units redeemed...........   (12,725)   (45,447)
                            ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (10,285)   (40,375)
                            =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                            ------------------------------------------------------------------------------------------------
                                  REAL ESTATE
                              SECURITIES FUND --                                SMALL-CAP EQUITY          TOTAL RETURN
                                CLASS 1 SHARES       S&P 500(R) INDEX FUND   FUND -- CLASS 1 SHARES  FUND -- CLASS 1 SHARES
                            ----------------------  -----------------------  ---------------------  -----------------------
                                                                             YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------------
                               2009        2008        2009         2008        2009       2008        2009         2008
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  133,587     185,533     100,602      (18,115)   (38,557)    (48,874)    (23,335)      51,201
  Net realized gain
   (loss) on investments...   (444,642)   (916,960)   (826,939)  (1,690,822)  (384,900)   (436,886) (1,750,219)      82,645
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  1,652,040    (281,617)  4,042,296  (11,880,130) 1,076,502  (1,293,023)  4,408,026   (9,267,396)
  Capital gain
   distribution............         --          --          --       79,826         --      18,557          --      100,817
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
     Increase (decrease)
       in net assets
       from operations.....  1,340,985  (1,013,044)  3,315,959  (13,509,241)   653,045  (1,760,226)  2,634,472   (9,032,733)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
From capital
  transactions (note 4):
  Net premiums.............    451,289     393,347      20,906    3,038,354     10,312      80,790     559,715      780,025
  Death benefits...........     (2,526)      1,708     (54,917)    (107,692)    (9,091)    (19,770)    (14,784)          --
  Surrenders...............   (204,438)   (323,281) (1,557,957)  (4,023,154)  (265,812)   (520,044)   (739,172)  (2,088,577)
  Administrative expenses..    (14,212)     (3,941)    (20,511)     (42,852)    (1,867)     (3,086)    (17,530)     (34,244)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (470,584)    736,203     412,412  (12,854,496)   (36,006) (1,307,213) (4,375,935)  (5,126,560)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (240,471)    804,036  (1,200,067) (13,989,840)  (302,464) (1,769,323) (4,587,706)  (6,469,356)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
  net assets...............  1,100,514    (209,008)  2,115,892  (27,499,081)   350,581  (3,529,549) (1,953,234) (15,502,089)
Net assets at beginning
  of year..................  3,530,206   3,739,214  14,564,212   42,063,293  2,451,113   5,980,662  18,765,210   34,267,299
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Net assets at end of year.. $4,630,720   3,530,206  16,680,104   14,564,212  2,801,694   2,451,113  16,811,976   18,765,210
                            ==========  ==========  ==========  ===========  =========  ==========  ==========  ===========
Change in units (note 5):
  Units purchased..........    405,080     395,940     213,722    1,129,378     36,551      48,489     208,207      306,827
  Units redeemed...........   (394,211)   (161,098)   (370,786)  (2,689,064)   (65,310)   (180,027)   (650,276)    (791,449)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     10,869     234,842    (157,064)  (1,559,686)   (28,759)   (131,538)   (442,069)    (484,622)
                            ==========  ==========  ==========  ===========  =========  ==========  ==========  ===========

                            -------------------------

                                  TOTAL RETURN
                             FUND -- CLASS 3 SHARES
                            ------------------------

                            -------------------------
                                2009         2008
                            -----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    (534,873)     199,052
  Net realized gain
   (loss) on investments...  (3,737,089)  (4,885,844)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  22,509,579  (36,489,379)
  Capital gain
   distribution............          --      531,138
                            -----------  -----------
     Increase (decrease)
       in net assets
       from operations.....  18,237,617  (40,645,033)
                            -----------  -----------
From capital
  transactions (note 4):
  Net premiums.............   6,136,833   46,679,609
  Death benefits...........     (56,139)    (140,302)
  Surrenders...............  (3,868,077)  (4,039,409)
  Administrative expenses..    (427,083)    (212,689)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,300,712   (4,770,139)
                            -----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   4,086,246   37,517,070
                            -----------  -----------
Increase (decrease) in
  net assets...............  22,323,863   (3,127,963)
Net assets at beginning
  of year..................  98,632,940  101,760,903
                            -----------  -----------
Net assets at end of year.. 120,956,803   98,632,940
                            ===========  ===========
Change in units (note 5):
  Units purchased..........   4,451,235    8,697,812
  Units redeemed...........  (3,892,882)  (4,657,072)
                            -----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     558,353    4,040,740
                            ===========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 GE INVESTMENTS
                                  FUNDS, INC.
                                  (CONTINUED)
                             ---------------------  ----------------------------

                                  U.S. EQUITY         GENWORTH CALAMOS GROWTH
                             FUND --CLASS 1 SHARES     FUND -- SERVICE SHARES
                             ---------------------  ---------------------------
                                   YEAR ENDED                      PERIOD FROM
                                  DECEMBER 31,       YEAR ENDED  SEPTEMBER 08 TO
                             ---------------------  DECEMBER 31,  DECEMBER 31,
                                2009        2008        2009          2008
                             ----------  ---------  ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (3,815)     3,343       (506)          (10)
 Net realized gain
   (loss) on investments....    (40,085)   (21,665)     1,438             4
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    320,005   (564,512)    13,284           372
 Capital gain
   distribution.............         --     10,654         --            --
                             ----------  ---------     ------         -----
    Increase (decrease)
     in net assets from
     operations.............    276,105   (572,180)    14,216           366
                             ----------  ---------     ------         -----
From capital
 transactions (note 4):
 Net premiums...............      3,610    175,720     11,419         8,000
 Death benefits.............         --     (4,382)        --            --
 Surrenders.................    (78,618)  (205,583)        --            --
 Administrative expenses....     (1,912)      (802)      (201)           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (6,869)  (170,773)    18,809           329
                             ----------  ---------     ------         -----
    Increase (decrease)
     in net assets from
     capital transactions...    (83,789)  (205,820)    30,027         8,329
                             ----------  ---------     ------         -----
Increase (decrease) in
 net assets.................    192,316   (778,000)    44,243         8,695
Net assets at beginning
 of year....................    989,620  1,767,620      8,695            --
                             ----------  ---------     ------         -----
Net assets at end of year... $1,181,936    989,620     52,938         8,695
                             ==========  =========     ======         =====
Change in units (note 5):
 Units purchased............      4,747     32,573      5,509         1,369
 Units redeemed.............    (14,832)   (45,003)    (1,298)          (17)
                             ----------  ---------     ------         -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,085)   (12,430)     4,211         1,352
                             ==========  =========     ======         =====


                                          GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------------------------------------------------
                              GENWORTH COLUMBIA MID CAP                                    GENWORTH EATON VANCE
                                    VALUE FUND --          GENWORTH DAVIS NY VENTURE     LARGE CAP VALUE FUND --
                                    SERVICE SHARES           FUND -- SERVICE SHARES           SERVICE SHARES
                             ---------------------------  ---------------------------  ---------------------------
                                            PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008           2009          2008
                             ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (27,391)         5,185       (3,362)           166         (28,713)        8,148
 Net realized gain
   (loss) on investments....    149,630        (13,586)      22,495            (51)        194,706        12,515
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    779,048        (16,950)      59,657          1,708       1,249,660       287,947
 Capital gain
   distribution.............         --             --           --             --              --            --
                              ---------      ---------      -------        -------      ----------     ---------
    Increase (decrease)
     in net assets from
     operations.............    901,287        (25,351)      78,790          1,823       1,415,653       308,610
                              ---------      ---------      -------        -------      ----------     ---------
From capital
 transactions (note 4):
 Net premiums...............    608,711        241,263      170,048        244,797       1,887,944       867,753
 Death benefits.............       (734)            --           --             --          (1,736)           --
 Surrenders.................   (118,377)       (12,826)      (1,527)            --        (307,510)      (35,115)
 Administrative expenses....    (16,889)        (2,401)      (2,173)            --         (49,613)       (6,987)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (77,936)     2,318,079      (51,826)         4,696         792,259     5,724,714
                              ---------      ---------      -------        -------      ----------     ---------
    Increase (decrease)
     in net assets from
     capital transactions...    394,775      2,544,115      114,522        249,493       2,321,344     6,550,365
                              ---------      ---------      -------        -------      ----------     ---------
Increase (decrease) in
 net assets.................  1,296,062      2,518,764      193,312        251,316       3,736,997     6,858,975
Net assets at beginning
 of year....................  2,518,764             --      251,316             --       6,858,975            --
                              ---------      ---------      -------        -------      ----------     ---------
Net assets at end of year...  3,814,826      2,518,764      444,628        251,316      10,595,972     6,858,975
                              =========      =========      =======        =======      ==========     =========
Change in units (note 5):
 Units purchased............    470,393        448,695       38,574         35,857       1,146,995     1,071,659
 Units redeemed.............   (406,748)       (65,205)     (25,177)           (41)       (827,689)     (167,514)
                              ---------      ---------      -------        -------      ----------     ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     63,645        383,490       13,397         35,816         319,306       904,145
                              =========      =========      =======        =======      ==========     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                         --------------------------------------------------------------------------------------
                                                                          GENWORTH LEGG MASON
                                            GENWORTH GOLDMAN SACHS       CLEARBRIDGE AGGRESSIVE
                                           ENHANCED CORE BOND INDEX              GROWTH             GENWORTH PIMCO STOCKSPLUS
                                            FUND -- SERVICE SHARES       FUND -- SERVICE SHARES       FUND -- SERVICE SHARES
                                         ---------------------------  ---------------------------  ---------------------------
                                                        PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                                          YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                                         DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2009          2008           2009          2008           2009          2008
                                         ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........ $   382,655        22,452       (164,896)      (21,351)     1,199,390       329,600
 Net realized gain (loss) on
   investments..........................     228,526        27,384        701,511        37,470        741,647         9,309
 Change in unrealized appreciation
   (depreciation) on investments........    (119,382)      339,100      2,272,971       552,814      2,167,939      (477,017)
 Capital gain distribution..............       5,377            --             --            --        870,484       483,994
                                         -----------     ---------     ----------     ---------     ----------    ----------
    Increase (decrease) in net
     assets from operations.............     497,176       388,936      2,809,586       568,933      4,979,460       345,886
                                         -----------     ---------     ----------     ---------     ----------    ----------
From capital transactions (note 4):
 Net premiums...........................   2,013,846       720,434      1,927,737       781,823      2,703,765     1,085,534
 Death benefits.........................      (1,608)           --         (2,112)           --         (2,964)           --
 Surrenders.............................    (333,894)      (43,789)      (366,096)      (41,818)      (498,160)      (56,143)
 Administrative expenses................     (46,214)       (6,377)       (55,999)       (8,320)       (77,767)      (11,259)
 Transfers between subaccounts
   (including fixed account), net.......   1,626,625     5,525,914       (264,571)    6,708,600     (1,526,949)    9,394,973
                                         -----------     ---------     ----------     ---------     ----------    ----------
    Increase (decrease) in net
     assets from capital transactions...   3,258,755     6,196,182      1,238,959     7,440,285        597,925    10,413,105
                                         -----------     ---------     ----------     ---------     ----------    ----------
Increase (decrease) in net assets.......   3,755,931     6,585,118      4,048,545     8,009,218      5,577,385    10,758,991
Net assets at beginning of year.........   6,585,118            --      8,009,218            --     10,758,991            --
                                         -----------     ---------     ----------     ---------     ----------    ----------
Net assets at end of year............... $10,341,049     6,585,118     12,057,763     8,009,218     16,336,376    10,758,991
                                         ===========     =========     ==========     =========     ==========    ==========
Change in units (note 5):
 Units purchased........................     907,330       773,978      1,166,321     1,301,698      1,511,205     1,761,727
 Units redeemed.........................    (613,754)     (151,161)    (1,007,875)     (228,071)    (1,421,503)     (274,048)
                                         -----------     ---------     ----------     ---------     ----------    ----------
 Net increase (decrease) in units
   from capital transactions with
   contract owners......................     293,576       622,817        158,446     1,073,627         89,702     1,487,679
                                         ===========     =========     ==========     =========     ==========    ==========

                                               GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                         ---------------------------------------------------------
                                               GENWORTH PUTNAM
                                            INTERNATIONAL CAPITAL          GENWORTH THORNBURG
                                                OPPORTUNITIES             INTERNATIONAL VALUE
                                            FUND -- SERVICE SHARES       FUND -- SERVICE SHARES
                                         ---------------------------  ---------------------------
                                                        PERIOD FROM                  PERIOD FROM
                                          YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                                         DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2009          2008           2009          2008
                                         ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........    408,513         (9,075)      (54,725)           464
 Net realized gain (loss) on
   investments..........................    506,605          8,775       223,106         15,333
 Change in unrealized appreciation
   (depreciation) on investments........    604,271        232,097       673,548        174,028
 Capital gain distribution..............      1,187             --            --             --
                                          ---------      ---------     ---------      ---------
    Increase (decrease) in net
     assets from operations.............  1,520,576        231,797       841,929        189,825
                                          ---------      ---------     ---------      ---------
From capital transactions (note 4):
 Net premiums...........................    734,112        289,910       739,098        260,756
 Death benefits.........................       (813)            --          (747)            --
 Surrenders.............................   (131,271)       (15,239)     (118,048)       (17,063)
 Administrative expenses................    (21,136)        (3,069)      (17,094)        (2,503)
 Transfers between subaccounts
   (including fixed account), net.......   (592,519)     2,397,601         7,872      2,103,353
                                          ---------      ---------     ---------      ---------
    Increase (decrease) in net
     assets from capital transactions...    (11,627)     2,669,203       611,081      2,344,543
                                          ---------      ---------     ---------      ---------
Increase (decrease) in net assets.......  1,508,949      2,901,000     1,453,010      2,534,368
Net assets at beginning of year.........  2,901,000             --     2,534,368             --
                                          ---------      ---------     ---------      ---------
Net assets at end of year...............  4,409,949      2,901,000     3,987,378      2,534,368
                                          =========      =========     =========      =========
Change in units (note 5):
 Units purchased........................    403,740        511,615       397,276        409,666
 Units redeemed.........................   (409,143)       (89,385)     (323,568)       (77,917)
                                          ---------      ---------     ---------      ---------
 Net increase (decrease) in units
   from capital transactions with
   contract owners......................     (5,403)       422,230        73,708        331,749
                                          =========      =========     =========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            GOLDMAN SACHS VARIABLE INSURANCE TRUST
                            --------------------------------------  -------------------------
                              GOLDMAN SACHS     GOLDMAN SACHS MID
                                  GROWTH               CAP
                             AND INCOME FUND        VALUE FUND       JPMORGAN BOND PORTFOLIO
                            -----------------  -------------------  ------------------------
                                                                    PERIOD FROM
                                    YEAR ENDED DECEMBER 31,         JANUARY 1 TO  YEAR ENDED
                            --------------------------------------   APRIL 27,   DECEMBER 31,
                              2009     2008      2009       2008        2009         2008
                            -------  --------  --------  ---------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   328       434     1,120     (7,595)      82,606     122,034
  Net realized gain
   (loss) on investments...  (1,050)    2,408   (83,375)   (97,476)    (465,218)   (166,114)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  14,081   (52,118)  297,803   (412,203)     357,768    (250,262)
  Capital gain
   distribution............      --        11        --      1,917           --          --
                            -------  --------  --------  ---------   ----------   ---------
     Increase (decrease)
       in net assets
       from operations.....  13,359   (49,265)  215,548   (515,357)     (24,844)   (294,342)
                            -------  --------  --------  ---------   ----------   ---------
From capital
  transactions (note 4):
  Net premiums.............      --        --       300      6,805          447       6,403
  Death benefits...........      --        --    (2,800)        --           --          --
  Surrenders...............  (2,531)  (63,914)  (45,468)  (342,476)     (39,406)   (165,369)
  Administrative expenses..     (69)      (74)     (504)      (831)        (297)     (1,425)
  Transfers between
   subaccounts
   (including fixed
   account), net...........      (5)   (2,442) (111,545)   (98,351)  (1,234,028)   (218,808)
                            -------  --------  --------  ---------   ----------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (2,605)  (66,430) (160,017)  (434,853)  (1,273,284)   (379,199)
                            -------  --------  --------  ---------   ----------   ---------
Increase (decrease) in
  net assets...............  10,754  (115,695)   55,531   (950,210)  (1,298,128)   (673,541)
Net assets at beginning
  of year..................  81,108   196,803   743,814  1,694,024    1,298,128   1,971,669
                            -------  --------  --------  ---------   ----------   ---------
Net assets at end of year.. $91,862    81,108   799,345    743,814           --   1,298,128
                            =======  ========  ========  =========   ==========   =========
Change in units (note 5):
  Units purchased..........      --       224     2,999     40,656        4,915      66,297
  Units redeemed...........    (283)   (5,712)  (17,191)   (61,516)    (147,249)   (102,762)
                            -------  --------  --------  ---------   ----------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (283)   (5,488)  (14,192)   (20,860)    (142,334)    (36,465)
                            =======  ========  ========  =========   ==========   =========

                            J.P. MORGAN SERIES TRUST II
                            ---------------------------------------------------

                             JPMORGAN INTERNATIONAL    JPMORGAN MID CAP VALUE
                                EQUITY PORTFOLIO              PORTFOLIO
                            ------------------------  ------------------------
                            PERIOD FROM               PERIOD FROM
                            JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31,
                                2009         2008         2009         2008
                            ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............      5,654        1,570        30,112       (3,064)
  Net realized gain
   (loss) on investments...   (106,292)     (95,345)     (637,953)    (134,610)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     88,078     (167,209)      556,180   (1,144,667)
  Capital gain
   distribution............      6,134       71,008         3,353      202,269
                              --------     --------    ----------   ----------
     Increase (decrease)
       in net assets
       from operations.....     (6,426)    (189,976)      (48,308)  (1,080,072)
                              --------     --------    ----------   ----------
From capital
  transactions (note 4):
  Net premiums.............         --           --           200        7,924
  Death benefits...........         --           --            --      (35,111)
  Surrenders...............     (2,902)     (26,298)      (12,843)    (192,835)
  Administrative expenses..        (22)         (57)         (322)      (2,017)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (130,034)    (163,055)   (1,500,370)    (621,335)
                              --------     --------    ----------   ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (132,958)    (189,410)   (1,513,335)    (843,374)
                              --------     --------    ----------   ----------
Increase (decrease) in
  net assets...............   (139,384)    (379,386)   (1,561,643)  (1,923,446)
Net assets at beginning
  of year..................    139,384      518,770     1,561,643    3,485,089
                              --------     --------    ----------   ----------
Net assets at end of year..         --      139,384            --    1,561,643
                              ========     ========    ==========   ==========
Change in units (note 5):
  Units purchased..........        192        3,118         2,248       15,388
  Units redeemed...........    (11,681)     (16,260)     (126,267)     (73,017)
                              --------     --------    ----------   ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (11,489)     (13,142)     (124,019)     (57,629)
                              ========     ========    ==========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  J.P. MORGAN SERIES TRUST II (CONTINUED)
                            --------------------------------------------------  ----------------

                                                                                    JPMORGAN
                                                              JPMORGAN             INSURANCE
                                    JPMORGAN               U.S. LARGE CAP        TRUST BALANCED
                                  SMALL COMPANY              CORE EQUITY          PORTFOLIO --
                                    PORTFOLIO                 PORTFOLIO             CLASS 1
                            ------------------------  ------------------------  ---------------
                            PERIOD FROM               PERIOD FROM
                            JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31, ----------------
                                2009         2008         2009         2008      2009     2008
                            ------------ ------------ ------------ ------------ ------  -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  $     181        2,282       1,787         (402)      248    2,598
  Net realized gain
   (loss) on investments...   (135,449)      (4,420)    (27,159)       2,642    (4,629) (11,459)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    116,607     (140,302)     23,552      (59,598)    8,189   (8,413)
  Capital gain
   distribution............      3,638       26,113          --           --        --    4,501
                             ---------     --------     -------      -------    ------  -------
     Increase (decrease)
       in net assets
       from operations.....    (15,023)    (116,327)     (1,820)     (57,358)    3,808  (12,773)
                             ---------     --------     -------      -------    ------  -------
From capital
  transactions (note 4):
  Net premiums.............         --        1,300          --           --        --       --
  Death benefits...........         --           --          --           --        --       --
  Surrenders...............     (1,381)     (23,059)     (3,326)     (39,472)     (152) (23,409)
  Administrative expenses..        (38)        (260)        (13)         (78)       (9)      --
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (216,051)     (31,477)    (89,266)         892    62,352    3,839
                             ---------     --------     -------      -------    ------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (217,470)     (53,496)    (92,605)     (38,658)   62,191  (19,570)
                             ---------     --------     -------      -------    ------  -------
Increase (decrease) in
  net assets...............   (232,493)    (169,823)    (94,425)     (96,016)   65,999  (32,343)
Net assets at beginning
  of year..................    232,493      402,316      94,425      190,441    15,035   47,378
                             ---------     --------     -------      -------    ------  -------
Net assets at end of year..  $      --      232,493          --       94,425    81,034   15,035
                             =========     ========     =======      =======    ======  =======
Change in units (note 5):
  Units purchased..........        456        1,317         444          221     7,599      411
  Units redeemed...........    (20,647)      (4,511)     (9,978)      (3,177)   (1,459)  (2,837)
                             ---------     --------     -------      -------    ------  -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (20,191)      (3,194)     (9,534)      (2,956)    6,140   (2,426)
                             =========     ========     =======      =======    ======  =======

                             JPMORGAN INSURANCE TRUST
                            -----------------------------------------
                                                        JPMORGAN
                                   JPMORGAN            INSURANCE
                                  INSURANCE        TRUST DIVERSIFIED
                               TRUST CORE BOND       MID CAP GROWTH
                                 PORTFOLIO --         PORTFOLIO --
                                   CLASS 1              CLASS 1
                            ---------------------  -----------------

                             YEAR ENDED DECEMBER 31,
                            -----------------------------------------
                               2009        2008      2009      2008
                            ----------  ---------  --------  -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............     79,671     57,821    (6,502)     798
  Net realized gain
   (loss) on investments...    (20,379)   (31,929)   55,068   (4,395)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    186,675    (45,212)   73,882     (950)
  Capital gain
   distribution............         --         --        --    3,159
                            ----------  ---------  --------  -------
     Increase (decrease)
       in net assets
       from operations.....    245,967    (19,320)  122,448   (1,388)
                            ----------  ---------  --------  -------
From capital
  transactions (note 4):
  Net premiums.............      3,497    435,947       134    1,266
  Death benefits...........     (6,801)    (2,938)       --       --
  Surrenders...............   (203,325)   (61,649)  (17,184)  (1,870)
  Administrative expenses..     (2,454)    (1,173)     (236)    (107)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  2,686,016   (334,159)   14,399  264,298
                            ----------  ---------  --------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions........  2,476,933     36,028    (2,887) 263,587
                            ----------  ---------  --------  -------
Increase (decrease) in
  net assets...............  2,722,900     16,708   119,561  262,199
Net assets at beginning
  of year..................  1,569,285  1,552,577   303,624   41,425
                            ----------  ---------  --------  -------
Net assets at end of year..  4,292,185  1,569,285   423,185  303,624
                            ==========  =========  ========  =======
Change in units (note 5):
  Units purchased..........  1,598,626    636,091   225,787   68,927
  Units redeemed........... (1,375,015)  (634,622) (226,230) (24,560)
                            ----------  ---------  --------  -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    223,611      1,469      (443)  44,367
                            ==========  =========  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                            ---------------------------------------------------------------------------------------------------
                                                                             JPMORGAN
                                  JPMORGAN               JPMORGAN            INSURANCE        JPMORGAN            JPMORGAN
                              INSURANCE TRUST         INSURANCE TRUST          TRUST       INSURANCE TRUST     INSURANCE TRUST
                                EQUITY INDEX          GOVERNMENT BOND      INTERNATIONAL   INTREPID GROWTH    INTREPID MID CAP
                                PORTFOLIO --           PORTFOLIO --           EQUITY        PORTFOLIO --        PORTFOLIO --
                                  CLASS 1                 CLASS 1            PORTFOLIO         CLASS 1             CLASS 1
                            -------------------  ------------------------  ------------- ------------------  ------------------
                                 YEAR ENDED      PERIOD FROM                PERIOD FROM
                                DECEMBER 31,     JANUARY 1 TO  YEAR ENDED   APRIL 27 TO          YEAR ENDED DECEMBER 31,
                            -------------------   APRIL 27,   DECEMBER 31, DECEMBER 31,  --------------------------------------
                               2009      2008        2009         2008         2009        2009      2008      2009      2008
                            ---------  --------  ------------ ------------ ------------- --------  --------  --------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   4,142      (325)      66,519      45,922          576      (8,503)   (8,371)   (1,025)   (1,845)
  Net realized gain
   (loss) on investments...    23,195  (103,415)     (26,801)     28,642       14,924      44,581  (176,119)    8,814  (302,923)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   121,403  (137,002)     (58,015)     15,282       31,638     184,598  (235,592)  103,344  (131,591)
  Capital gain
   distribution............        --        --       16,562          --           --          --        --        --    58,695
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
     Increase (decrease)
       in net assets
       from operations.....   148,740  (240,742)      (1,735)     89,846       47,138     220,676  (420,082)  111,133  (377,664)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
From capital
  transactions (note 4):
  Net premiums.............       268   123,616          135     290,749           --         335   253,735       134   162,151
  Death benefits...........        --    (1,318)          --      (2,962)          --          --    (2,147)       --    (1,729)
  Surrenders...............   (30,006)  (18,365)      (5,228)    (43,685)     (34,955)    (37,792)  (29,054)  (15,984)  (25,630)
  Administrative expenses..      (436)     (310)        (204)       (727)         (39)       (512)     (426)     (280)     (374)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (16,033)  186,560   (1,022,057)   (677,835)     142,985     (78,179)   52,654   (35,253) (217,835)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (46,207)  290,183   (1,027,354)   (434,460)     107,991    (116,148)  274,762   (51,383)  (83,417)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
Increase (decrease) in
  net assets...............   102,533    49,441   (1,029,089)   (344,614)     155,129     104,528  (145,320)   59,750  (461,081)
Net assets at beginning
  of year..................   588,685   539,244    1,029,089   1,373,703           --     721,073   866,393   344,204   805,285
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
Net assets at end of year.. $ 691,218   588,685           --   1,029,089      155,129     825,601   721,073   403,954   344,204
                            =========  ========   ==========   =========      =======    ========  ========  ========  ========
Change in units (note 5):
  Units purchased..........   597,060   270,550       67,821     552,273       35,339     748,596   393,807   407,002   309,063
  Units redeemed...........  (601,671) (231,558)    (155,737)   (591,238)     (24,192)   (762,873) (362,644) (413,652) (331,493)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (4,611)   38,992      (87,916)    (38,965)      11,147     (14,277)   31,163    (6,650)  (22,430)
                            =========  ========   ==========   =========      =======    ========  ========  ========  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  JPMORGAN INSURANCE TRUST (CONTINUED)                     JANUS ASPEN SERIES
                            ------------------------------------------------  --------------------------------------------
                                              JPMORGAN
                                             INSURANCE
                               JPMORGAN        TRUST           JPMORGAN
                            INSURANCE TRUST  SMALL CAP     INSURANCE TRUST
                             MID CAP VALUE      CORE         U.S. EQUITY            BALANCED               BALANCED
                             PORTFOLIO --   PORTFOLIO --     PORTFOLIO --         PORTFOLIO --           PORTFOLIO --
                                CLASS 1       CLASS 1          CLASS 1        INSTITUTIONAL SHARES      SERVICE SHARES
                            --------------- ------------ -------------------  --------------------  ----------------------
                              PERIOD FROM   PERIOD FROM
                              APRIL 27 TO   APRIL 27 TO                       YEAR ENDED DECEMBER 31,
                             DECEMBER 31,   DECEMBER 31, -----------------------------------------------------------------
                                 2009           2009        2009      2008       2009       2008       2009        2008
                            --------------- ------------ ---------  --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   $  (18,285)      (2,075)       6,460    34,485     26,825     25,020     109,281      69,685
  Net realized gain
   (loss) on investments...       70,952        8,212       28,702  (158,364)    (8,280)    41,196    (103,920)   (133,209)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............      372,525       55,022      246,296  (207,031)   286,256   (591,686)  1,884,046  (2,604,761)
  Capital gain
   distribution............           --           --           --    29,201     64,923    145,115     381,564     676,150
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....      425,192       61,159      281,458  (301,709)   369,724   (380,355)  2,270,971  (1,992,135)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............        1,429           --          335   164,260         --     11,309   1,934,921   2,692,865
  Death benefits...........           --           --           --    (1,758)   (25,984)   (24,156)    (17,868)     (3,761)
  Surrenders...............     (140,591)      (5,906)     (40,237)  (37,752)  (142,151)  (318,715)   (759,079)   (872,579)
  Administrative expenses..       (1,276)        (168)        (647)     (435)    (1,591)    (1,668)    (33,634)    (13,939)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    1,507,494      212,577       36,732   245,432    (34,525)  (142,182)  1,165,428    (195,529)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    1,367,056      206,503       (3,817)  369,747   (204,251)  (475,412)  2,289,768   1,607,057
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets...............    1,792,248      267,662      277,641    68,038    165,473   (855,767)  4,560,739    (385,078)
Net assets at beginning
  of year..................           --           --      830,306   762,268  1,662,667  2,518,434   8,890,807   9,275,885
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
Net assets at end of year..   $1,792,248      267,662    1,107,947   830,306  1,828,140  1,662,667  13,451,546   8,890,807
                              ==========      =======    =========  ========  =========  =========  ==========  ==========
Change in units (note 5):
  Units purchased..........      362,021       52,942      707,548   334,980        398      5,012     652,251     530,096
  Units redeemed...........     (222,866)     (32,209)    (706,093) (287,856)   (13,245)   (33,915)   (402,138)   (354,910)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      139,155       20,733        1,455    47,124    (12,847)   (28,903)    250,113     175,186
                              ==========      =======    =========  ========  =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                  JANUS ASPEN SERIES (CONTINUED)
                            --------------------------------------------------------------------------------------
                                  ENTERPRISE            ENTERPRISE       FLEXIBLE BOND              FORTY
                                 PORTFOLIO --          PORTFOLIO --      PORTFOLIO --            PORTFOLIO --
                             INSTITUTIONAL SHARES     SERVICE SHARES   INSTITUTIONAL SHARES  INSTITUTIONAL SHARES
                            ----------------------  -----------------  -------------------  ---------------------
                                                                      YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------
                               2009        2008       2009     2008      2009       2008       2009       2008
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (13,453)    (17,832)  (1,893)   (3,039)   3,797      4,688     (18,757)    (27,172)
  Net realized gain
   (loss) on investments...    (79,424)   (161,780)   3,982    22,435    1,084     (2,030)    (11,059)    153,294
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    441,998    (683,529)  41,885  (135,636)  10,551      5,470     527,270  (1,196,342)
  Capital gain
   distribution............         --      84,885       --    12,146      117         --          --          --
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....    349,121    (778,256)  43,974  (104,094)  15,549      8,128     497,454  (1,070,220)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............      3,731      12,126      168       168       --         --       1,144       1,419
  Death benefits...........    (24,597)     (9,376)    (147)  (16,924)      --         --      (6,186)     (1,321)
  Surrenders...............    (66,200)   (312,353)  (6,481)  (20,816) (43,976)   (67,613)    (87,795)   (590,064)
  Administrative expenses..     (1,356)     (1,613)     (28)      (24)     (81)       (65)     (1,265)     (1,474)
  Transfers between
   subaccounts
   (including fixed
   account), net...........        203     (98,825) (19,688)  (16,282)   5,175     (8,035)     (1,637)    (57,338)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (88,219)   (410,041) (26,176)  (53,878) (38,882)   (75,713)    (95,739)   (648,778)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Increase (decrease) in
  net assets...............    260,902  (1,188,297)  17,798  (157,972) (23,333)   (67,585)    401,715  (1,718,998)
Net assets at beginning
  of year..................    868,035   2,056,332  115,592   273,564  156,402    223,987   1,189,111   2,908,109
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Net assets at end of year.. $1,128,937     868,035  133,390   115,592  133,069    156,402   1,590,826   1,189,111
                            ==========  ==========  =======  ========   =======   =======   =========  ==========
Change in units (note 5):
  Units purchased..........        634       3,960       37       851      549        768       2,376       1,019
  Units redeemed...........     (8,698)    (32,376)  (2,895)   (5,290)  (2,990)    (5,871)     (9,536)    (35,103)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (8,064)    (28,416)  (2,858)   (4,439)  (2,441)    (5,103)     (7,160)    (34,084)
                            ==========  ==========  =======  ========   =======   =======   =========  ==========

                            -----------------------
                                     FORTY
                                 PORTFOLIO --
                                SERVICE SHARES
                            ----------------------

                            -----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (192,971)   (144,148)
  Net realized gain
   (loss) on investments...   (405,298)   (212,406)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  4,628,526  (4,382,310)
  Capital gain
   distribution............         --          --
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....  4,030,257  (4,738,864)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............  2,232,154   5,679,808
  Death benefits...........     (2,197)    (11,287)
  Surrenders...............   (438,691)   (303,832)
  Administrative expenses..    (63,883)    (23,647)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (717,876)  2,694,849
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  1,009,507   8,035,891
                            ----------  ----------
Increase (decrease) in
  net assets...............  5,039,764   3,297,027
Net assets at beginning
  of year..................  9,156,879   5,859,852
                            ----------  ----------
Net assets at end of year.. 14,196,643   9,156,879
                            ==========  ==========
Change in units (note 5):
  Units purchased..........  1,201,801   1,839,817
  Units redeemed........... (1,061,548)   (913,027)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    140,253     926,790
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JANUS ASPEN SERIES (CONTINUED)
                            ----------------------------------------------------------------------------------------------
                               GLOBAL LIFE          GLOBAL
                                 SCIENCES         TECHNOLOGY           JANUS               JANUS              OVERSEAS
                               PORTFOLIO --      PORTFOLIO --      PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                              SERVICE SHARES    SERVICE SHARES  INSTITUTIONAL SHARES   SERVICE SHARES   INSTITUTIONAL SHARES
                            -----------------  ---------------  ------------------   -----------------  -------------------
                                                                YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                              2009      2008    2009     2008     2009       2008      2009     2008      2009      2008
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (1,081)  (1,682)   (218)    (431)  (5,036)     (6,480)  (1,223)   (1,716)  (6,437)     13,979
  Net realized gain
   (loss) on investments...    9,098    7,610     481    9,983  (54,705)    (89,889)  (1,249)   26,405  (19,860)     98,544
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,625  (40,443)  5,815  (21,938) 235,306    (359,887)  34,461  (114,849) 424,389    (985,879)
  Capital gain
   distribution............    1,235       --      --       --       --          --       --        --   20,647     153,774
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
     Increase (decrease)
       in net assets
       from operations.....   14,877  (34,515)  6,078  (12,386) 175,565    (456,256)  31,989   (90,160) 418,739    (719,582)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --       --     469        5      407         397       --        --       --          --
  Death benefits...........       --   (8,244)     --  (12,525) (44,709)    (37,689)      --        --   (7,620)     (8,504)
  Surrenders...............  (28,581)  (9,246) (2,240)  (2,367) (40,613)   (157,367) (14,670)  (48,840) (93,154)   (221,032)
  Administrative expenses..      (24)     (26)    (28)     (26)    (611)       (671)     (22)      (32)    (703)       (832)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     (985)  (2,170)   (244) (14,293)     (14)     (5,835) (27,411)  (62,480)   5,818     (82,354)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (29,590) (19,686) (2,043) (29,206) (85,540)   (201,165) (42,103) (111,352) (95,659)   (312,722)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Increase (decrease) in
  net assets...............  (14,713) (54,201)  4,035  (41,592)  90,025    (657,421) (10,114) (201,512) 323,080  (1,032,304)
Net assets at beginning
  of year..................   71,999  126,200  11,420   53,012  567,612   1,225,033  120,779   322,291  597,257   1,629,561
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Net assets at end of year.. $ 57,286   71,999  15,455   11,420  657,637     567,612  110,665   120,779  920,337     597,257
                            ========  =======  ======  =======  =======   =========  =======  ========  =======  ==========
Change in units (note 5):
  Units purchased..........      176      211      70      275      114       3,262    3,372     2,254      773       4,747
  Units redeemed...........   (2,830)  (1,817)   (363)  (3,018) (10,833)    (25,184)  (9,927)  (13,065)  (6,483)    (17,441)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (2,654)  (1,606)   (293)  (2,743) (10,719)    (21,922)  (6,555)  (10,811)  (5,710)    (12,694)
                            ========  =======  ======  =======  =======   =========  =======  ========  =======  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           JANUS ASPEN SERIES (CONTINUED)
                            -----------------------------------------------------------




                                  OVERSEAS             WORLDWIDE           WORLDWIDE
                                PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                               SERVICE SHARES     INSTITUTIONAL SHARES   SERVICE SHARES
                            --------------------  ------------------   -----------------
                                                                 YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------
                               2009       2008      2009       2008      2009     2008
                            ---------  ---------  -------   ---------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (8,549)    12,338      (17)     (2,842)    (753)   (2,460)
  Net realized gain
   (loss) on investments...    24,731     33,339  (91,541)   (108,723)  (8,156)    8,856
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   374,442   (930,899) 305,546    (517,524)  87,190  (236,082)
  Capital gain
   distribution............    21,225    157,370       --          --       --        --
                            ---------  ---------  -------   ---------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   411,849   (727,852) 213,988    (629,089)  78,281  (229,686)
                            ---------  ---------  -------   ---------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............        --         --    1,218         817      168    17,128
  Death benefits...........        --    (12,081)     210        (880)      --   (11,580)
  Surrenders...............   (94,969)   (28,985) (92,646)   (209,693) (30,596) (118,134)
  Administrative expenses..      (404)      (450)    (642)       (753)     (66)      (77)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (26,456)   (56,688)  (7,899)     (2,259)  11,402    23,519
                            ---------  ---------  -------   ---------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (121,829)   (98,204) (99,759)   (212,768) (19,092)  (89,144)
                            ---------  ---------  -------   ---------  -------  --------
Increase (decrease) in
  net assets...............   290,020   (826,056) 114,229    (841,857)  59,189  (318,830)
Net assets at beginning
  of year..................   583,491  1,409,547  670,810   1,512,667  233,019   551,849
                            ---------  ---------  -------   ---------  -------  --------
Net assets at end of year.. $ 873,511    583,491  785,039     670,810  292,208   233,019
                            =========  =========  =======   =========  =======  ========
Change in units (note 5):
  Units purchased..........        63        516      537       2,759    3,160     9,353
  Units redeemed...........    (7,628)    (6,984) (14,144)    (25,460)  (6,259)  (20,786)
                            ---------  ---------  -------   ---------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (7,565)    (6,468) (13,607)    (22,701)  (3,099)  (11,433)
                            =========  =========  =======   =========  =======  ========

                            LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                            ----------------------------------------
                                 LEGG MASON
                                CLEARBRIDGE           LEGG MASON
                                  VARIABLE           CLEARBRIDGE
                                 AGGRESSIVE        VARIABLE EQUITY
                                   GROWTH           INCOME BUILDER
                                PORTFOLIO --         PORTFOLIO --
                                  CLASS II             CLASS I
                            ---------------------  -----------------

                            ----------------------------------------
                              2009        2008      2009      2008
                            --------   ---------   ------   -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (9,116)    (15,218)   1,038       856
  Net realized gain
   (loss) on investments... (119,045)    (13,960)  (3,657)   (6,542)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  284,409    (450,737)  13,256   (26,197)
  Capital gain
   distribution............       --          --       --       459
                            --------   ---------   ------   -------
     Increase (decrease)
       in net assets
       from operations.....  156,248    (479,915)  10,637   (31,424)
                            --------   ---------   ------   -------
From capital
  transactions (note 4):
  Net premiums.............      555      25,676       --        --
  Death benefits...........       --          --       88        --
  Surrenders............... (191,128)    (25,236)  (4,538)   (7,798)
  Administrative expenses..     (765)     (1,405)     (18)      (50)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    8,788     (91,197)     192   (15,233)
                            --------   ---------   ------   -------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (182,550)    (92,162)  (4,276)  (23,081)
                            --------   ---------   ------   -------
Increase (decrease) in
  net assets...............  (26,302)   (572,077)   6,361   (54,505)
Net assets at beginning
  of year..................  648,446   1,220,523   52,211   106,716
                            --------   ---------   ------   -------
Net assets at end of year..  622,144     648,446   58,572    52,211
                            ========   =========   ======   =======
Change in units (note 5):
  Units purchased..........   23,092      20,207       70        20
  Units redeemed...........  (45,741)    (28,767)    (675)   (2,538)
                            --------   ---------   ------   -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (22,649)     (8,560)    (605)   (2,518)
                            ========   =========   ======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                        LEGG MASON
                                                                                     PARTNERS VARIABLE MFS(R) VARIABLE INSURANCE
                             LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)     INCOME TRUST            TRUST
                            -------------------------------------------------------  ----------------  ------------------------
                                 LEGG MASON          LEGG MASON
                                CLEARBRIDGE         CLEARBRIDGE        LEGG MASON       LEGG MASON
                                  VARIABLE            VARIABLE        CLEARBRIDGE      WESTERN ASSET
                               EQUITY INCOME        FUNDAMENTAL         VARIABLE         VARIABLE         MFS(R) INVESTORS
                                  BUILDER              VALUE           INVESTORS      STRATEGIC BOND           GROWTH
                                PORTFOLIO --        PORTFOLIO --      PORTFOLIO --     PORTFOLIO --        STOCK SERIES -
                                  CLASS II            CLASS I           CLASS I           CLASS I       SERVICE CLASS SHARES
                            -------------------  -----------------  ---------------  ----------------  ------------------------
                                                                 YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------------------
                               2009      2008      2009     2008     2009     2008     2009     2008      2009         2008
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   6,496     4,582     (951)      250     166      (62)   2,292    3,621    (13,996)      (23,690)
  Net realized gain
   (loss) on investments...  (123,855)  (58,381) (25,954)  (26,654) (3,018)     222   (4,632)  (5,459)   (32,658)       61,709
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   224,787  (250,516) 117,458  (175,461)  9,904  (27,147)  12,448  (13,986)   442,091      (925,472)
  Capital gain
   distribution............        --     4,175       --       354      --    1,719       44       --         --        99,298
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
     Increase (decrease)
       in net assets
       from operations.....   107,428  (300,140)  90,553  (201,511)  7,052  (25,268)  10,152  (15,824)   395,437      (788,155)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
From capital
  transactions (note 4):
  Net premiums.............        --        --    4,183     1,200      --       --       --       --      1,344        13,893
  Death benefits...........        --        --       --    (4,673)     --       --    1,546       --     (4,840)      (11,587)
  Surrenders...............    16,106   (61,700) (32,093)  (33,349) (4,951)  (7,545)  (5,578)  (3,695)   (72,321)     (291,987)
  Administrative expenses..      (418)     (515)    (462)     (520)    (40)     (50)     (44)     (44)    (1,027)       (1,464)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (50,158)   35,125    2,931   (36,234) (3,766)       3   (6,791)   1,409    (25,867)     (288,847)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (34,470)  (27,090) (25,441)  (73,576) (8,757)  (7,592) (10,867)  (2,330)  (102,711)     (579,992)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Increase (decrease) in
  net assets...............    72,958  (327,230)  65,112  (275,087) (1,705) (32,860)    (715) (18,154)   292,726    (1,368,147)
Net assets at beginning
  of year..................   497,797   825,027  330,957   606,044  41,210   74,070   62,369   80,523  1,163,127     2,531,274
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Net assets at end of year.. $ 570,755   497,797  396,069   330,957  39,505   41,210   61,654   62,369  1,455,853     1,163,127
                            =========  ========  =======  ========  ======  =======  =======  =======   =========   ==========
Change in units (note 5):
  Units purchased..........   121,876     7,697    4,321     7,488      --        1      200    1,143      8,820        21,978
  Units redeemed...........  (125,565)  (12,093)  (7,664)  (15,463)   (936)    (603)  (1,113)  (1,433)   (24,777)      (89,008)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (3,689)   (4,396)  (3,343)   (7,975)   (936)    (602)    (913)    (290)   (15,957)      (67,030)
                            =========  ========  =======  ========  ======  =======  =======  =======   =========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                            ---------------------------------------------------------------------------------------
                               MFS(R) INVESTORS          MFS(R) NEW       MFS(R) STRATEGIC       MFS(R) TOTAL
                                TRUST SERIES --     DISCOVERY SERIES --   INCOME SERIES --     RETURN SERIES --
                                    SERVICE               SERVICE             SERVICE               SERVICE
                                 CLASS SHARES           CLASS SHARES        CLASS SHARES         CLASS SHARES
                            ----------------------  -------------------  -----------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------
                               2009        2008       2009       2008      2009      2008      2009        2008
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   (2,487)    (16,539)  (10,605)    33,343    69,292   31,695     140,494     214,319
  Net realized gain
   (loss) on investments...    (77,558)    153,282   (44,935)   (44,998)    8,862  (37,938)   (378,076)   (733,387)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    392,266  (1,302,288)  380,385   (552,710)   90,304  (91,037)  1,985,925  (3,316,879)
  Capital gain
   distribution............         --     182,473        --    138,107        --       --          --     614,891
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    312,221    (983,072)  324,845   (426,258)  168,458  (97,280)  1,748,343  (3,221,056)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      2,125      13,698        44     12,562     1,155    8,372   1,235,909   2,192,018
  Death benefits...........     (2,804)     (7,789)      657         72    (7,660)      --      (2,363)         --
  Surrenders...............   (117,746)   (328,863)  (83,834)   (48,636)  (39,540) (79,650)   (582,454)   (610,928)
  Administrative expenses..     (1,882)     (3,047)     (426)      (400)     (796)    (680)    (29,691)    (17,765)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (232,521) (1,040,134)  (54,417)   (43,339)  (23,026) 183,468     740,906  (1,670,060)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (352,828) (1,366,135) (137,976)   (79,741)  (69,867) 111,510   1,362,307    (106,735)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Increase (decrease) in
  net assets...............    (40,607) (2,349,207)  186,869   (505,999)   98,591   14,230   3,110,650  (3,327,791)
Net assets at beginning
  of year..................  1,509,865   3,859,072   581,071  1,087,070   801,850  787,620   9,873,686  13,201,477
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Net assets at end of year.. $1,469,258   1,509,865   767,940    581,071   900,441  801,850  12,984,336   9,873,686
                            ==========  ==========  ========  =========  ========  =======  ==========  ==========
Change in units (note 5):
  Units purchased..........     11,729      17,389     6,510      7,002   166,602   66,425     681,596     565,651
  Units redeemed...........    (53,202)   (146,227)  (22,739)   (17,507) (172,539) (50,512)   (502,719)   (563,612)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (41,473)   (128,838)  (16,229)   (10,505)   (5,937)  15,913     178,877       2,039
                            ==========  ==========  ========  =========  ========  =======  ==========  ==========

                            ----------------------
                               MFS(R) UTILITIES
                                  SERIES --
                                   SERVICE
                                 CLASS SHARES
                            ---------------------

                            ----------------------
                               2009       2008
                            ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    84,228     205,353
  Net realized gain
   (loss) on investments...  (191,507)     59,308
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   965,329  (2,533,000)
  Capital gain
   distribution............        --     403,963
                            ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   858,050  (1,864,376)
                            ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   348,884     351,126
  Death benefits...........   (46,796)      1,817
  Surrenders...............  (215,573)   (450,295)
  Administrative expenses..    (6,230)     (3,903)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    86,053    (684,609)
                            ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   166,338    (785,864)
                            ---------  ----------
Increase (decrease) in
  net assets............... 1,024,388  (2,650,240)
Net assets at beginning
  of year.................. 2,785,485   5,435,725
                            ---------  ----------
Net assets at end of year.. 3,809,873   2,785,485
                            =========  ==========
Change in units (note 5):
  Units purchased..........    92,521     106,908
  Units redeemed...........   (58,979)   (126,590)
                            ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    33,542     (19,682)
                            =========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                            --------------------------------------------------------------------------------------
                                OPPENHEIMER                               OPPENHEIMER            OPPENHEIMER
                                 BALANCED            OPPENHEIMER       CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                FUND/VA --       BALANCED FUND/VA --      FUND/VA ---             FUND/VA --
                            NON-SERVICE SHARES      SERVICE SHARES     NON-SERVICE SHARES       SERVICE SHARES
                            ------------------  ---------------------  -------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------
                              2009      2008       2009       2008       2009      2008        2009       2008
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (3,684)   18,307   (109,903)    105,232   (2,651)    (5,137)    (43,245)    (64,493)
  Net realized gain
   (loss) on investments...  (17,328)  (30,406)  (556,236)   (457,627)  (8,371)    14,914    (150,087)     61,730
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   69,176  (237,916) 1,702,449  (3,614,996)  98,611   (223,769)  1,167,277  (2,327,029)
  Capital gain
   distribution............       --    33,973         --     347,848       --         --          --          --
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   48,164  (216,042) 1,036,310  (3,619,543)  87,589   (213,992)    973,945  (2,329,792)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............    1,218       817    456,659   1,286,120      431        397       9,942     173,801
  Death benefits...........   (3,740)       --         --          --   (1,891)    (5,883)         --          --
  Surrenders...............  (13,736)  (47,045)  (273,536)   (224,848) (24,676)  (176,282)   (102,867)   (263,613)
  Administrative expenses..     (258)     (367)   (15,985)    (10,528)    (354)      (475)     (3,303)     (3,699)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    1,913  (224,997)   350,851     656,904    4,160    (28,791)   (251,535)   (285,771)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (14,603) (271,592)   517,989   1,707,648  (22,330)  (211,034)   (347,763)   (379,282)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Increase (decrease) in
  net assets...............   33,561  (487,634) 1,554,299  (1,911,895)  65,259   (425,026)    626,182  (2,709,074)
Net assets at beginning
  of year..................  254,452   742,086  5,011,474   6,923,369  216,070    641,096   2,570,244   5,279,318
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Net assets at end of year.. $288,013   254,452  6,565,773   5,011,474  281,329    216,070   3,196,426   2,570,244
                            ========  ========  =========  ==========  =======   ========   =========  ==========
Change in units (note 5):
  Units purchased..........      389     1,564    359,868     457,011      660      1,835     133,875     130,712
  Units redeemed...........   (2,080)  (19,723)  (270,623)   (240,098)  (2,957)   (17,641)   (171,807)   (153,172)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,691)  (18,159)    89,245     216,913   (2,297)   (15,806)    (37,932)    (22,460)
                            ========  ========  =========  ==========  =======   ========   =========  ==========

                            -------------------
                                OPPENHEIMER
                                 CORE BOND
                                FUND/VA --
                            NON-SERVICE SHARES
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (5,396)    27,986
  Net realized gain
   (loss) on investments... (72,052)   (59,063)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 101,743   (283,038)
  Capital gain
   distribution............      --         --
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations.....  24,295   (314,115)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............      --         --
  Death benefits...........  (4,346)        --
  Surrenders............... (52,997)  (224,932)
  Administrative expenses..    (265)      (443)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (23,672)   (23,429)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (81,280)  (248,804)
                            -------  ---------
Increase (decrease) in
  net assets............... (56,985)  (562,919)
Net assets at beginning
  of year.................. 445,112  1,008,031
                            -------  ---------
Net assets at end of year.. 388,127    445,112
                            =======  =========
Change in units (note 5):
  Units purchased..........   2,083     12,181
  Units redeemed........... (12,295)   (31,260)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners......... (10,212)   (19,079)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                            ------------------------------------------------------------------------------------------
                                                                                                     OPPENHEIMER
                                  OPPENHEIMER           OPPENHEIMER           OPPENHEIMER            MAIN STREET
                               GLOBAL SECURITIES        HIGH INCOME           MAIN STREET             SMALL CAP
                                   FUND/VA --            FUND/VA --           FUND/VA --              FUND/VA --
                                 SERVICE SHARES      NON-SERVICE SHARES     SERVICE SHARES          SERVICE SHARES
                            -----------------------  -----------------  ----------------------  ---------------------
                                                                       YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                                2009        2008       2009     2008       2009        2008        2009       2008
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    29,117     (14,881)    (620)   10,138     (16,789)     40,413    (51,877)    (74,773)
  Net realized gain
   (loss) on investments...    (272,362)   (366,407) (47,715)  (16,123)    202,313    (271,746)  (315,583) (1,982,006)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   3,532,281  (4,045,316)  57,391  (151,744)  3,653,894  (3,112,991) 2,076,614  (2,549,518)
  Capital gain
   distribution............     230,060     554,465       --        --          --     413,156         --     402,836
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   3,519,096  (3,872,139)   9,056  (157,729)  3,839,418  (2,931,168) 1,709,154  (4,203,461)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   1,523,446   1,066,713      333       999   2,347,767   1,070,171    412,312   3,021,718
  Death benefits...........      (1,550)    (10,241)      --        --     (58,314)   (173,634)   (11,093)    (47,113)
  Surrenders...............    (655,742)   (566,404) (12,103)  (18,198)   (843,637)   (795,756)  (252,867)   (377,765)
  Administrative expenses..     (40,435)    (13,616)     (50)     (146)    (71,642)    (15,673)   (15,534)    (13,831)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (475,804)  2,219,184    8,728     3,527    (287,791)  7,039,468   (225,359) (2,393,838)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........     349,915   2,695,636   (3,092)  (13,818)  1,086,383   7,124,576    (92,541)    189,171
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............   3,869,011  (1,176,503)   5,964  (171,547)  4,925,801   4,193,408  1,616,613  (4,014,290)
Net assets at beginning
  of year..................   9,626,702  10,803,205   43,583   215,130  13,772,275   9,578,867  4,777,550   8,791,840
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Net assets at end of year.. $13,495,713   9,626,702   49,547    43,583  18,698,076  13,772,275  6,394,163   4,777,550
                            ===========  ==========  =======  ========  ==========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........     818,375     945,140    3,959     2,289   1,914,528   2,015,888    730,509   1,331,537
  Units redeemed...........    (735,601)   (370,002)  (5,280)   (2,916) (1,710,619)   (711,028)  (723,211) (1,375,663)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      82,774     575,138   (1,321)     (627)    203,909   1,304,860      7,298     (44,126)
                            ===========  ==========  =======  ========  ==========  ==========  =========  ==========

                            ------------------

                               OPPENHEIMER
                                  MIDCAP
                                FUND/VA --
                            NON-SERVICE SHARES
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (2,994)   (4,715)
  Net realized gain
   (loss) on investments... (20,526)  (29,684)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  82,324  (175,824)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations.....  58,804  (210,223)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............     333    12,308
  Death benefits...........  (6,548)       --
  Surrenders...............  (3,996)  (70,098)
  Administrative expenses..    (364)     (459)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (1,377)   (6,444)
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (11,952)  (64,693)
                            -------  --------
Increase (decrease) in
  net assets...............  46,852  (274,916)
Net assets at beginning
  of year.................. 204,297   479,213
                            -------  --------
Net assets at end of year.. 251,149   204,297
                            =======  ========
Change in units (note 5):
  Units purchased..........      93     1,243
  Units redeemed...........  (1,967)   (6,819)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (1,874)   (5,576)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            OPPENHEIMER VARIABLE
                               ACCOUNT FUNDS
                                (CONTINUED)                                  PIMCO VARIABLE INSURANCE TRUST
                            ------------------   --------------------------------------------------------------
                                                                         FOREIGN BOND
                                                                           PORTFOLIO
                                OPPENHEIMER            ALL ASSET         (U.S. DOLLAR          HIGH YIELD
                                  MIDCAP             PORTFOLIO --         HEDGED) --          PORTFOLIO --
                                FUND/VA --              ADVISOR         ADMINISTRATIVE       ADMINISTRATIVE
                              SERVICE SHARES         CLASS SHARES        CLASS SHARES         CLASS SHARES
                            ------------------   --------------------  ----------------  ---------------------
                                                                     YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                              2009       2008       2009       2008      2009     2008      2009       2008
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (2,659)    (3,884)    70,215     49,965   11,968    1,732    512,208     337,350
  Net realized gain
   (loss) on investments...   (6,806)       158    (28,441)   (77,271)    (509)  (1,116)   (44,627)   (343,538)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   56,395   (151,766)   137,462   (211,371)     892   (5,619) 1,912,368  (1,246,784)
  Capital gain
   distribution............       --         --         --      2,356       --       --         --      21,186
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   46,930   (155,492)   179,236   (236,321)  12,351   (5,003) 2,379,949  (1,231,786)
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --     15,838    143,862     45,269       --    3,903  1,014,451     535,725
  Death benefits...........       --     (2,639)        --         --     (159)      --    (17,159)    (28,182)
  Surrenders...............   (9,856)    (8,337)   (14,993)   (15,806)  (8,544) (15,224)  (406,770)   (455,387)
  Administrative expenses..     (166)      (194)      (696)      (467)     (20)     (33)   (22,757)     (5,548)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   10,328    (10,047)   324,029   (208,705)     350  (25,849)  (498,820)  2,127,216
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........      306     (5,379)   452,202   (179,709)  (8,373) (37,203)    68,945   2,173,824
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Increase (decrease) in
  net assets...............   47,236   (160,871)   631,438   (416,030)   3,978  (42,206) 2,448,894     942,038
Net assets at beginning
  of year..................  154,832    315,703    874,498  1,290,528  100,045  142,251  6,448,088   5,506,050
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Net assets at end of year.. $202,068    154,832  1,505,936    874,498  104,023  100,045  8,896,982   6,448,088
                            ========   ========  =========  =========  =======  =======  =========  ==========
Change in units (note 5):
  Units purchased..........    1,610      1,864     55,993     32,918      869      514    676,907     593,625
  Units redeemed...........   (1,566)    (2,221)   (13,624)   (53,079)  (1,611)  (3,685)  (664,372)   (283,170)
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........       44       (357)    42,369    (20,161)    (742)  (3,171)    12,535     310,455
                            ========   ========  =========  =========  =======  =======  =========  ==========



                            -----------------------

                                   LONG-TERM
                                U.S. GOVERNMENT
                                 PORTFOLIO --
                                ADMINISTRATIVE
                                 CLASS SHARES
                            ----------------------

                            ----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    711,606     520,487
  Net realized gain
   (loss) on investments...    221,598     158,012
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. (2,494,194)  1,524,526
  Capital gain
   distribution............    429,595      96,028
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations..... (1,131,395)  2,299,053
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............  1,162,623   4,145,603
  Death benefits...........    (12,664)    (40,691)
  Surrenders............... (1,758,906) (2,654,009)
  Administrative expenses..    (35,390)    (29,438)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (5,154,971)  2,821,366
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (5,799,308)  4,242,831
                            ----------  ----------
Increase (decrease) in
  net assets............... (6,930,703)  6,541,884
Net assets at beginning
  of year.................. 18,709,642  12,167,758
                            ----------  ----------
Net assets at end of year.. 11,778,939  18,709,642
                            ==========  ==========
Change in units (note 5):
  Units purchased..........    527,920   1,881,321
  Units redeemed...........   (846,294) (1,608,894)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (318,374)    272,427
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)     RYDEX VARIABLE TRUST
                            ------------------------------------------------  ------------------
                                  LOW DURATION             TOTAL RETURN
                                  PORTFOLIO --             PORTFOLIO --
                                 ADMINISTRATIVE           ADMINISTRATIVE         NASDAQ-100(R)
                                  CLASS SHARES             CLASS SHARES              FUND
                            ------------------------  ----------------------  ------------------
                                                                      YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------
                                2009         2008        2009        2008       2009       2008
                            -----------  -----------  ----------  ----------  -------   ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 1,579,005      894,123   2,281,300   1,275,287  (11,058)    (12,465)
  Net realized gain
   (loss) on investments...      56,051     (958,452)    313,650     128,645   (2,188)      2,733
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   1,016,659   (1,523,887)  1,519,641    (703,836) 288,335    (440,816)
  Capital gain
   distribution............     744,143      267,841     799,610     262,510       --          --
                            -----------  -----------  ----------  ----------  -------   ---------
     Increase (decrease)
       in net assets
       from operations.....   3,395,858   (1,320,375)  4,914,201     962,606  275,089    (450,548)
                            -----------  -----------  ----------  ----------  -------   ---------
From capital
  transactions (note 4):
  Net premiums.............   7,122,543   24,243,538   4,367,648   6,840,782       --          --
  Death benefits...........      (5,278)     (66,873)   (143,083)   (105,261)      --          77
  Surrenders...............  (1,339,727)  (1,253,022) (3,323,531) (2,937,051) (30,718)    (30,290)
  Administrative expenses..    (164,223)     (90,651)   (122,099)    (47,769)    (108)       (132)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   4,632,566  (20,669,557) 11,557,774   1,545,132   (7,577)     (8,555)
                            -----------  -----------  ----------  ----------  -------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........  10,245,881    2,163,435  12,336,709   5,295,833  (38,403)    (38,900)
                            -----------  -----------  ----------  ----------  -------   ---------
Increase (decrease) in
  net assets...............  13,641,739      843,060  17,250,910   6,258,439  236,686    (489,448)
Net assets at beginning
  of year..................  26,729,458   25,886,398  34,193,190  27,934,751  579,242   1,068,690
                            -----------  -----------  ----------  ----------  -------   ---------
Net assets at end of year.. $40,371,197   26,729,458  51,444,100  34,193,190  815,928     579,242
                            ===========  ===========  ==========  ==========  =======   =========
Change in units (note 5):
  Units purchased..........   4,891,865    7,844,387   2,107,610   2,192,781    2,088       2,130
  Units redeemed...........  (3,943,514)  (7,657,144) (1,150,831) (1,696,929)  (7,672)     (7,561)
                            -----------  -----------  ----------  ----------  -------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     948,351      187,243     956,779     495,852   (5,584)     (5,431)
                            ===========  ===========  ==========  ==========  =======   =========

                                    THE ALGER PORTFOLIOS
                            ------------------------------------
                               ALGER LARGE        ALGER SMALL
                                CAP GROWTH         CAP GROWTH
                               PORTFOLIO --       PORTFOLIO --
                             CLASS I-2 SHARES   CLASS I-2 SHARES
                            -----------------  -----------------

                            ------------------------------------
                              2009     2008      2009     2008
                            -------  --------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (1,337)   (2,987)  (2,984)   (5,057)
  Net realized gain
   (loss) on investments...  (6,034)  (22,103)  (6,173)   13,561
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  74,592  (134,887)  86,633  (224,236)
  Capital gain
   distribution............      --        --       --     5,359
                            -------  --------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  67,221  (159,977)  77,476  (210,373)
                            -------  --------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............      --        --       15        --
  Death benefits...........      --        --   (9,018)       --
  Surrenders...............  (9,627) (113,126) (13,116) (102,128)
  Administrative expenses..    (200)     (185)    (262)     (318)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,903   (47,940)  (1,296)  (43,248)
                            -------  --------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (6,924) (161,251) (23,677) (145,694)
                            -------  --------  -------  --------
Increase (decrease) in
  net assets...............  60,297  (321,228)  53,799  (356,067)
Net assets at beginning
  of year.................. 150,688   471,916  192,899   548,966
                            -------  --------  -------  --------
Net assets at end of year.. 210,985   150,688  246,698   192,899
                            =======  ========  =======  ========
Change in units (note 5):
  Units purchased..........     353        66      596     1,140
  Units redeemed...........  (1,163)  (14,277)  (3,546)  (14,672)
                            -------  --------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (810)  (14,211)  (2,950)  (13,532)
                            =======  ========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                 THE UNIVERSAL
                                               THE PRUDENTIAL SERIES FUND                    INSTITUTIONAL FUNDS, INC.
                            ---------------------------------------------------------------  ------------------------
                             JENNISON 20/20 FOCUS       JENNISON        NATURAL RESOURCES      EQUITY AND INCOME
                                 PORTFOLIO --         PORTFOLIO --         PORTFOLIO --          PORTFOLIO --
                                CLASS II SHARES      CLASS II SHARES     CLASS II SHARES        CLASS II SHARES
                            ----------------------  ----------------  ---------------------  ------------------------
                                                                     YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                               2009        2008       2009     2008      2009       2008        2009         2008
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (18,746)    283,189   (1,113)  (1,224)   300,054     379,626      8,387       11,457
  Net realized gain
   (loss) on investments...    (53,721) (3,300,452)    (245)     797   (686,800)   (700,227)   (18,864)     (30,477)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    632,795    (310,818)  32,895  (37,192) 2,232,800  (2,187,467)   243,646     (318,621)
  Capital gain
   distribution............         --          --       --       --         --          --         --       28,638
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
     Increase (decrease)
       in net assets
       from operations.....    560,328  (3,328,081)  31,537  (37,619) 1,846,054  (2,508,068)   233,169     (309,003)
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
From capital
  transactions (note 4):
  Net premiums.............     33,184   3,713,733      402    2,462    752,244   1,567,817     77,324      306,992
  Death benefits...........         --      (8,590)      --       --    (11,340)       (381)        --           --
  Surrenders...............    (23,019)   (202,375)  (2,120)  (1,337)  (187,590)   (103,574)   (21,862)      (9,850)
  Administrative expenses..     (2,129)    (11,479)    (179)    (155)   (14,382)     (7,314)    (3,500)      (2,114)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (29,754) (3,856,624)  22,701     (451)   (43,442)    552,357     98,867       97,802
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (21,718)   (365,335)  20,804      519    495,490   2,008,905    150,829      392,830
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Increase (decrease) in
  net assets...............    538,610  (3,693,416)  52,341  (37,100) 2,341,544    (499,163)   383,998       83,827
Net assets at beginning
  of year..................  1,015,112   4,708,528   60,663   97,763  2,601,867   3,101,030  1,026,302      942,475
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Net assets at end of year.. $1,553,722   1,015,112  113,004   60,663  4,943,411   2,601,867  1,410,300    1,026,302
                            ==========  ==========  =======  =======  =========  ==========   =========    =========
Change in units (note 5):
  Units purchased..........     66,454   1,149,781    2,285      474    353,668     496,272     30,457       69,470
  Units redeemed...........    (66,940) (1,403,606)    (281)    (401)  (332,163)   (289,507)   (10,226)     (27,252)
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........       (486)   (253,825)   2,004       73     21,505     206,765     20,231       42,218
                            ==========  ==========  =======  =======  =========  ==========   =========    =========

                             VAN KAMPEN LIFE
                             INVESTMENT TRUST
                            -----------------
                              CAPITAL GROWTH
                               PORTFOLIO --
                             CLASS II SHARES
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (4,982)   (6,043)
  Net realized gain
   (loss) on investments... (17,866)   (9,613)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 179,298  (253,241)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 156,450  (268,897)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............     360    10,191
  Death benefits...........      --       379
  Surrenders............... (36,333)  (56,408)
  Administrative expenses..    (164)     (221)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (41,034)   31,397
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (77,171)  (14,662)
                            -------  --------
Increase (decrease) in
  net assets...............  79,279  (283,559)
Net assets at beginning
  of year.................. 274,188   557,747
                            -------  --------
Net assets at end of year.. 353,467   274,188
                            =======  ========
Change in units (note 5):
  Units purchased..........   1,152    10,207
  Units redeemed........... (11,485)  (10,990)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners......... (10,333)     (783)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                VAN KAMPEN LIFE
                               INVESTMENT TRUST
                                  (CONTINUED)
                            ----------------------
                                   COMSTOCK
                                 PORTFOLIO --
                                CLASS II SHARES
                            ----------------------
                            YEAR ENDED DECEMBER 31,
                            ----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   77,448      74,547
  Net realized gain
   (loss) on investments...   (312,926) (3,666,586)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    918,306  (1,366,649)
  Capital gain
   distribution............         --     423,761
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    682,828  (4,534,927)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............     58,099   4,312,930
  Death benefits...........     (1,900)    (10,130)
  Surrenders...............   (166,235)   (340,017)
  Administrative expenses..     (4,796)    (17,178)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (190,962) (5,537,795)
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (305,794) (1,592,190)
                            ----------  ----------
Increase (decrease) in
  net assets...............    377,034  (6,127,117)
Net assets at beginning
  of year..................  2,787,596   8,914,713
                            ----------  ----------
Net assets at end of year.. $3,164,630   2,787,596
                            ==========  ==========
Change in units (note 5):
  Units purchased..........    118,453   1,529,621
  Units redeemed...........   (150,266) (1,931,968)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (31,813)   (402,347)
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2009

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

   The following Portfolios are not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust --      Franklin Templeton Variable Insurance Products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


   Effective September 8, 2008, the following Portfolios were added to the Separate Account:

Genworth Variable Insurance Trust -- Genworth Calamos        Genworth Variable Insurance Trust -- Genworth PIMCO
  Growth Fund -- Service Shares                                StocksPLUS Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Columbia Mid   Genworth Variable Insurance Trust -- Genworth Putnam
  Cap Value Fund -- Service Shares                             International Capital Opportunities Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Davis NY       Genworth Variable Insurance Trust -- Genworth Thornburg
  Venture Fund -- Service Shares                               International Value Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Eaton Vance    Genworth Variable Insurance Trust -- Genworth Goldman Sachs
  Large Cap Value Fund -- Service Shares                       Enhanced Core Bond Index Fund -- Service Shares (formerly
Genworth Variable Insurance Trust -- Genworth Legg Mason       Genworth Western Asset Management Core Plus Fixed Income
  ClearBridge Aggressive Growth Fund -- Service Shares         Fund)

   The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund    Legg Mason Partners Variable Equity Trust -- Legg Mason
  -- Series II Shares                                          ClearBridge Variable Aggressive Growth Portfolio -- Class
BlackRock Variable Series Funds, Inc. -- BlackRock Large       II
  Cap Growth V.I. Fund -- Class III Shares                   Legg Mason Partners Variable Equity Trust -- Legg Mason
GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares    ClearBridge Variable Fundamental Value Portfolio -- Class
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class     I
  1 Shares                                                   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust
GE Investments Funds, Inc. -- Premier Growth Equity Fund --    Series -- Service Class Shares
  Class 1 Shares                                             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
GE Investments Funds, Inc. -- S&P 500(R) Index Fund            Fund/VA -- Service Shares
                                                             Rydex Variable Trust -- NASDAQ 100(R) Fund

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

  .  LEVEL 3 -- unobservable inputs

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2009.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the annuity contract through which the subaccount are available. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote (4)(a) below. Form numbers NY1066, NY 1155, NY1157, NY1162, NY1166 and NY1166B are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contract.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2009 were:

                                                         COST OF   PROCEEDS
                                                          SHARES     FROM
FUND/PORTFOLIO                                           ACQUIRED SHARES SOLD
--------------                                           -------- -----------
AIM Variable Insurance Funds
  AIM V.I. Basic Value Fund -- Series II shares......... $111,607  $237,563
  AIM V.I. Capital Appreciation Fund -- Series I shares.   15,166    58,515
  AIM V.I. Core Equity Fund -- Series I shares..........  133,228   124,999

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         COST OF     PROCEEDS
                                                          SHARES       FROM
FUND/PORTFOLIO                                           ACQUIRED   SHARES SOLD
--------------                                          ----------- -----------
  AIM V.I. Global Real Estate Fund -- Series II shares. $ 1,907,071 $ 1,946,113
  AIM V.I. International Growth Fund -- Series II
   shares..............................................   5,768,316   4,922,182
  AIM V.I. Large Cap Growth Fund -- Series I shares....       3,355      10,239
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Balanced Wealth Strategy Portfolio
   -- Class B..........................................   5,989,610   5,405,580
  AllianceBernstein Global Thematic Growth Portfolio
   -- Class B..........................................      87,141      38,519
  AllianceBernstein Growth and Income Portfolio --
   Class B.............................................   4,430,054   4,965,002
  AllianceBernstein International Value Portfolio --
   Class B.............................................   8,359,151   7,914,701
  AllianceBernstein Large Cap Growth Portfolio --
   Class B.............................................     141,604     329,463
  AllianceBernstein Small Cap Growth Portfolio --
   Class B.............................................     101,394      48,905
American Century Variable Portfolios II, Inc.
  VP Inflation Protection Fund -- Class II.............  23,965,590  18,679,902
American Century Variable Portfolios, Inc.
  VP Income & Growth Fund -- Class I...................      50,576      41,002
  VP International Fund -- Class I.....................  12,193,718  12,472,129
  VP Ultra(R) Fund -- Class I..........................      31,825      95,339
  VP Value Fund -- Class I.............................     470,465     487,017
BlackRock Variable Series Funds, Inc.
  BlackRock Basic Value V.I. Fund -- Class III Shares..     252,847      58,409
  BlackRock Global Allocation V.I. Fund -- Class III
   Shares..............................................  29,196,322  18,190,466
  BlackRock Large Cap Growth V.I. Fund -- Class III
   Shares..............................................     123,043     124,616
  BlackRock Value Opportunities V.I. Fund -- Class III
   Shares..............................................     155,806      61,513
Columbia Funds Variable Insurance Trust I
  Columbia Marsico Growth Fund, Variable Series --
   Class A.............................................     898,634   1,234,451
  Columbia Marsico International Opportunities Fund,
   Variable Series -- Class B..........................   4,463,405   4,497,950
DWS Variable Series II
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares.      63,492      78,153
  DWS Strategic Value VIP -- Class B Shares............      50,850      99,741
  DWS Technology VIP -- Class B Shares.................      21,792      23,104
Dreyfus
  Dreyfus Investment Portfolios MidCap Stock Portfolio
   -- Initial Shares...................................      14,084      25,276
  Dreyfus Variable Investment Fund -- Money Market
   Portfolio...........................................   1,670,262   3,372,212
  The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares...................................       9,874      26,149
Eaton Vance Variable Trust
  VT Floating-Rate Income Fund.........................   7,897,420   7,998,307
  VT Worldwide Health Sciences Fund....................     414,388     467,446
Evergreen Variable Annuity Trust
  Evergreen VA Omega Fund -- Class 2...................      36,813       9,558
Federated Insurance Series
  Federated Capital Income Fund II.....................      11,399      31,777
  Federated Clover Value Fund II -- Primary Shares.....      14,558      36,892
  Federated High Income Bond Fund II -- Primary Shares.      20,544      71,736
  Federated High Income Bond Fund II -- Service Shares.     959,986     894,672
  Federated Kaufmann Fund II -- Service Shares.........   3,368,469   3,242,417
Fidelity(R) Variable Insurance Products Fund
  VIP Asset Manager/SM/ Portfolio -- Initial Class.....       3,944      45,185
  VIP Asset Manager/SM/ Portfolio -- Service Class 2...     290,882     357,355

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         COST OF     PROCEEDS
                                                          SHARES       FROM
FUND/PORTFOLIO                                           ACQUIRED   SHARES SOLD
--------------                                          ----------- -----------
  VIP Balanced Portfolio -- Service Class 2............ $ 2,862,616 $ 3,069,038
  VIP Contrafund(R) Portfolio -- Initial Class.........      22,047     259,828
  VIP Contrafund(R) Portfolio -- Service Class 2.......   9,852,710   9,371,046
  VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2.....................................       1,751       8,729
  VIP Equity-Income Portfolio -- Initial Class.........      21,502      87,540
  VIP Equity-Income Portfolio -- Service Class 2.......   5,216,254   5,774,634
  VIP Growth & Income Portfolio -- Initial Class.......       2,742      16,219
  VIP Growth & Income Portfolio -- Service Class 2.....     200,369     316,437
  VIP Growth Opportunities Portfolio -- Initial Class..       1,017      17,881
  VIP Growth Portfolio -- Initial Class................       9,241      35,965
  VIP Growth Portfolio -- Service Class 2..............     113,064     351,956
  VIP Investment Grade Bond Portfolio -- Service Class
   2...................................................   1,749,824     649,556
  VIP Mid Cap Portfolio -- Service Class 2.............   1,099,179   1,653,490
  VIP Overseas Portfolio -- Initial Class..............       8,020      57,244
  VIP Value Strategies Portfolio -- Service Class 2....      24,718      38,625
Franklin Templeton Variable Insurance Products Trust
  Franklin Income Securities Fund -- Class 2 Shares....  34,070,228  39,713,421
  Franklin Large Cap Growth Securities Fund -- Class 2
   Shares..............................................   1,406,226   1,460,351
  Franklin Templeton VIP Founding Funds Allocation
   Fund -- Class 2 Shares..............................   6,088,169   5,805,276
  Mutual Shares Securities Fund -- Class 2 Shares......  10,128,182   8,383,622
  Templeton Foreign Securities Fund -- Class 1 Shares..       3,193       4,394
  Templeton Foreign Securities Fund -- Class 2 Shares..  13,261,486  13,313,129
  Templeton Global Asset Allocation Fund -- Class 2
   Shares..............................................     100,897      92,796
  Templeton Global Bond Securities Fund -- Class 1
   Shares..............................................      33,658      22,903
  Templeton Growth Securities Fund -- Class 2 Shares...   5,245,067   5,079,795
GE Investments Funds, Inc.
  Core Value Equity Fund -- Class 1 Shares.............     224,505     192,861
  Income Fund -- Class 1 Shares........................     350,223     943,666
  International Equity Fund -- Class 1 Shares..........       3,463      61,852
  Mid-Cap Equity Fund -- Class 1 Shares................     317,901     672,959
  Money Market Fund....................................  41,422,888  44,213,494
  Premier Growth Equity Fund -- Class 1 Shares.........      22,153     111,660
  Real Estate Securities Fund -- Class 1 Shares........   2,564,754   2,671,664
  S&P 500(R) Index Fund................................   1,887,721   2,983,440
  Small-Cap Equity Fund -- Class 1 Shares..............     340,300     698,122
  Total Return Fund -- Class 1 Shares..................   2,389,945   7,000,259
  Total Return Fund -- Class 3 Shares..................  36,958,751  33,339,832
  U.S. Equity Fund -- Class 1 Shares...................      47,699     135,252
Genworth Variable Insurance Trust
  Genworth Calamos Growth Fund -- Service Shares.......      40,973      11,449
  Genworth Columbia Mid Cap Value Fund -- Service
   Shares..............................................   3,318,651   2,951,258
  Genworth Davis NY Venture Fund -- Service Shares.....     305,049     193,731
  Genworth Eaton Vance Large Cap Value Fund -- Service
   Shares..............................................   8,700,153   6,408,723
  Genworth Goldman Sachs Enhanced Core Bond Index Fund
   -- Service Shares...................................  10,519,526   6,871,734
  Genworth Legg Mason ClearBridge Aggressive Growth
   Fund -- Service Shares..............................   9,673,685   8,599,304
  Genworth PIMCO StocksPLUS Fund -- Service Shares.....  14,850,146  12,183,883
  Genworth Putnam International Capital Opportunities
   Fund -- Service Shares..............................   3,958,642   3,562,241
  Genworth Thornburg International Value Fund --
   Service Shares......................................   3,361,292   2,805,331

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                          COST OF     PROCEEDS
                                                           SHARES       FROM
FUND/PORTFOLIO                                            ACQUIRED   SHARES SOLD
--------------                                           ----------- -----------
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund.................. $     1,465 $     3,741
  Goldman Sachs Mid Cap Value Fund......................      37,748     196,642
J.P. Morgan Series Trust II
  JPMorgan Bond Portfolio...............................     133,839   1,324,315
  JPMorgan International Equity Portfolio...............      14,397     135,268
  JPMorgan Mid Cap Value Portfolio......................      65,338   1,545,376
  JPMorgan Small Company Portfolio......................       9,456     222,973
  JPMorgan U.S. Large Cap Core Equity Portfolio.........       6,631      97,384
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Balanced Portfolio -- Class
   1....................................................      76,759      14,318
  JPMorgan Insurance Trust Core Bond Portfolio --
   Class 1..............................................  17,547,676  14,991,101
  JPMorgan Insurance Trust Diversified Mid Cap Growth
   Portfolio -- Class 1.................................   1,641,200   1,650,573
  JPMorgan Insurance Trust Equity Index Portfolio --
   Class 1..............................................   3,939,651   3,981,736
  JPMorgan Insurance Trust Government Bond Portfolio -
   Class 1..............................................     864,289   1,808,090
  JPMorgan Insurance Trust International Equity
   Portfolio............................................     371,098     262,926
  JPMorgan Insurance Trust Intrepid Growth Portfolio
   -- Class 1...........................................   5,191,658   5,316,245
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
   -- Class 1...........................................   2,616,744   2,669,177
  JPMorgan Insurance Trust Mid Cap Value Portfolio --
   Class 1..............................................   3,673,298   2,325,684
  JPMorgan Insurance Trust Small Cap Core Portfolio --
   Class 1..............................................     538,991     334,841
  JPMorgan Insurance Trust U.S. Equity Portfolio --
   Class 1..............................................   5,302,726   5,300,239
Janus Aspen Series
  Balanced Portfolio -- Institutional Shares............     121,843     234,340
  Balanced Portfolio -- Service Shares..................   7,005,655   4,218,897
  Enterprise Portfolio -- Institutional Shares..........       6,998     108,660
  Enterprise Portfolio -- Service Shares................         277      28,348
  Flexible Bond Portfolio -- Institutional Shares.......      14,565      49,535
  Forty Portfolio -- Institutional Shares...............      33,877     148,356
  Forty Portfolio -- Service Shares.....................  10,212,253   9,396,082
  Global Life Sciences Portfolio -- Service Shares......       2,958      32,395
  Global Technology Portfolio -- Service Shares.........         511       2,772
  Janus Portfolio -- Institutional Shares...............       4,107      94,678
  Janus Portfolio -- Service Shares.....................      30,780      74,109
  Overseas Portfolio -- Institutional Shares............      39,022     120,458
  Overseas Portfolio -- Service Shares..................      25,048     134,189
  Worldwide Portfolio -- Institutional Shares...........      13,171     112,944
  Worldwide Portfolio -- Service Shares.................      25,069      44,914
Legg Mason Partners Variable Equity Trust
  Legg Mason ClearBridge Variable Aggressive Growth
   Portfolio -- Class II................................     190,096     381,764
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class I.........................       2,280       5,517
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class II........................     896,826     924,796
  Legg Mason ClearBridge Variable Fundamental Value
   Portfolio -- Class I.................................      31,175      57,518
  Legg Mason ClearBridge Variable Investors Portfolio
   -- Class I...........................................         688       9,279
Legg Mason Partners Variable Income Trust
  Legg Mason Western Asset Variable Strategic Bond
   Portfolio -- Class I.................................       5,617      14,147
MFS(R) Variable Insurance Trust
  MFS(R) Investors Growth Stock Series -- Service
   Class Shares.........................................      74,920     191,162
  MFS(R) Investors Trust Series -- Service Class Shares.     115,859     470,163

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                          COST OF     PROCEEDS
                                                           SHARES       FROM
FUND/PORTFOLIO                                            ACQUIRED   SHARES SOLD
--------------                                           ----------- -----------
  MFS(R) New Discovery Series -- Service Class Shares... $    56,587 $   202,004
  MFS(R) Strategic Income Series -- Service Class
   Shares...............................................   1,681,047   1,681,565
  MFS(R) Total Return Series -- Service Class Shares....   6,040,393   4,536,370
  MFS(R) Utilities Series -- Service Class Shares.......   1,024,774     774,152
Oppenheimer Variable Account Funds
  Oppenheimer Balanced Fund/VA -- Non-Service Shares....       3,260      21,546
  Oppenheimer Balanced Fund/VA -- Service Shares........   2,201,574   1,794,191
  Oppenheimer Capital Appreciation Fund/VA --
   Non-Service Shares...................................       6,763      31,742
  Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares...............................................     921,961   1,313,992
  Oppenheimer Core Bond Fund/VA -- Non-Service Shares...      16,573     103,250
  Oppenheimer Global Securities Fund/VA -- Service
   Shares...............................................   6,477,331   5,869,387
  Oppenheimer High Income Fund/VA -- Non-Service Shares.      11,010      14,722
  Oppenheimer Main Street Fund/VA -- Service Shares.....  13,019,023  11,950,102
  Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares...............................................   5,020,379   5,164,840
  Oppenheimer MidCap Fund/VA -- Non-Service Shares......         601      15,544
  Oppenheimer MidCap Fund/VA -- Service Shares..........      14,694      16,864
PIMCO Variable Insurance Trust
  All Asset Portfolio -- Advisor Class Shares...........     670,146     147,568
  Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares..........................      24,154      20,594
  High Yield Portfolio -- Administrative Class Shares...   6,830,326   6,260,035
  Long-Term U.S. Government Portfolio --
   Administrative Class Shares..........................   7,960,635  12,600,636
  Low Duration Portfolio -- Administrative Class Shares.  55,889,106  43,267,392
  Total Return Portfolio -- Administrative Class Shares.  30,860,272  15,458,199
Rydex Variable Trust
  NASDAQ-100(R) Fund....................................      17,273      66,718
The Alger Portfolios
  Alger Large Cap Growth Portfolio -- Class I-2 Shares..       4,050      12,309
  Alger Small Cap Growth Portfolio -- Class I-2 Shares..       4,478      31,137
The Prudential Series Fund
  Jennison 20/20 Focus Portfolio -- Class II Shares.....     629,034     669,277
  Jennison Portfolio -- Class II Shares.................      24,392       4,696
  Natural Resources Portfolio -- Class II Shares........   4,107,572   3,312,202
The Universal Institutional Funds, Inc.
  Equity and Income Portfolio -- Class II Shares........     268,352     109,112
Van Kampen Life Investment Trust
  Capital Growth Portfolio -- Class II Shares...........       8,046      90,193
  Comstock Portfolio -- Class II Shares.................     941,968   1,168,987

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Footnote (6) represents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For contracts NY 1155 and NY 1166B, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLICNY. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.60% for the Genworth Columbia Mid Cap Value Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares, 0.70% for the Genworth Putnam International Capital Opportunities Fund -- Service Shares and 0.65% for the Genworth Thornburg International Value Fund -- Service Shares.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2009 and 2008 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2009, 2008, 2007, 2006, and 2005 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.
Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2009 and were available to contract owners during 2009.

                               EXPENSES AS A                          NET   INVESTMENT
                                % OF AVERAGE                         ASSETS   INCOME
                               NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                               -------------- ------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2009....................... 1.45% to 1.85% 128,066 11.24 to  7.79 1,385    1.20%      45.60% to   45.01%
   2008....................... 1.45% to 1.85% 139,828  7.72 to  5.37 1,041    2.36%    (52.60)% to (52.80)%
   2007....................... 1.45% to 1.95% 147,454 16.29 to  9.96 2,313    0.38%     (0.11)% to  (0.37)%
   2006....................... 1.45% to 2.10% 160,952 16.31 to 11.40 2,545    0.41%      11.31% to   10.58%
   2005....................... 1.45% to 1.85% 157,878 14.65 to 10.32 2,250    0.52%       3.90% to    3.23%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2009............................. 1.45% to 1.80%  48,679  7.48 to  8.10   389     0.63%     19.32% to   18.90%
   2008............................. 1.45% to 1.80%  55,101  6.27 to  6.82   367     0.00%   (43.33)% to (43.53)%
   2007............................. 1.45% to 1.80%  75,762 11.07 to 12.07   885     0.00%     10.38% to    9.99%
   2006............................. 1.45% to 2.10%  82,704 10.03 to 11.15   872     0.07%      4.76% to    4.07%
   2005............................. 1.45% to 1.80%  44,586 11.84 to  9.48   446     0.07%      7.26% to    6.88%
 AIM V.I. Core Equity Fund --
   Series I shares
   2009............................. 1.45% to 1.85%  67,670 10.02 to  9.88   649     2.08%     26.44% to    5.93%
   2008............................. 1.45% to 1.85%  66,944  7.93 to  7.84   517     2.04%   (31.16)% to (31.44)%
   2007............................. 1.45% to 1.85%  76,482 11.52 to 11.44   880     1.02%      6.54% to    6.11%
   2006............................. 1.45% to 2.45%  89,539 10.81 to 10.74   967     0.56%      8.10% to    7.36%
   2005............................. 1.45% to 1.80% 109,225  9.33 to  8.25   940     0.79%      4.13% to    3.76%
 AIM V.I. Global Real Estate
   Fund -- Series II shares
   2009............................. 1.45% to 2.20%  65,454 10.53 to  8.12   560     0.00%     29.20% to   28.21%
   2008............................. 1.45% to 2.20%  69,095  8.15 to  6.33   454    10.70%   (45.52)% to (45.94)%
   2007............................. 1.45% to 2.20%  42,225 14.96 to 11.71   577     9.23%    (7.14)% to  (7.85)%
   2006............................. 1.45% to 1.85%  16,378 16.11 to 14.46   263     2.58%     40.18% to   39.61%
   2005............................. 1.45% to 1.60%   3,389 11.49 to 11.48    39     2.77%     14.89% to   14.78%
 AIM V.I. International Growth
   Fund -- Series II shares
   2009............................. 1.15% to 2.55% 866,891  7.56 to  7.88 8,117     1.48%     33.36% to   31.47%
   2008............................. 1.15% to 2.55% 743,212  5.67 to  5.99 5,396     0.48%   (41.22)% to (42.05)%
   2007............................. 1.15% to 2.55% 533,253  9.65 to 10.34 7,486     0.53%   (60.83)% to    5.07%
   2006............................. 1.45% to 2.10% 204,571 15.54 to 14.22 2,783     1.76%     26.03% to   25.20%
   2005............................. 1.45% to 1.85%  51,153 12.33 to 11.37   627     0.94%     16.00% to   13.71%
 AIM V.I. Large Cap Growth
   Fund -- Series I shares
   2009............................. 1.45% to 1.60%  23,760  8.78 to  8.73   208     0.38%     24.16% to   23.98%
   2008............................. 1.45% to 1.60%  24,337  7.07 to  7.04   171     0.01%   (39.18)% to (39.28)%
   2007............................. 1.45% to 1.60%  22,488 11.63 to 11.60   261     0.04%     13.96% to   13.78%
   2006............................. 1.45% to 2.20%  20,850 10.20 to 10.15   213     0.17%      2.03% to    1.51%
   2005............................. 1.45% to 1.60%  21,122 12.58 to 12.52   265     0.67%      2.00% to    1.85%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2009............................. 1.45% to 2.45% 802,293  8.60 to  8.40 6,739     0.90%     22.65% to   21.40%
   2008............................. 1.45% to 2.45% 710,556  7.01 to  6.92 4,887     3.33%   (31.22)% to (31.92)%
   2007............................. 1.45% to 2.45% 264,400 10.19 to 10.16 2,686     0.00%      5.98% to    4.59%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                  EXPENSES AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2009.......................... 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008.......................... 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
   2007.......................... 1.45% to 1.80%    36,791 17.60 to 17.31    642   0.00%      18.15% to   17.73%
   2006.......................... 1.45% to 2.10%    31,707 14.90 to 11.13    470   0.00%       6.81% to    6.11%
   2005.......................... 1.45% to 1.80%    23,391 13.95 to 11.04    322   0.00%       2.15% to    1.79%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2009.......................... 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008.......................... 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   3.96%    (41.53)% to (42.00)%
   2007.......................... 1.40% to 2.10%   715,181 16.60 to 12.01  9,232   1.52%       3.39% to    2.65%
   2006.......................... 1.40% to 2.10%   755,540 16.05 to 11.71  9,463   1.14%      15.35% to   14.53%
   2005.......................... 1.40% to 1.85%   739,428 13.92 to 10.23  8,040   1.24%       3.14% to    2.31%
 AllianceBernstein International
   Value Portfolio -- Class B
   2009.......................... 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008.......................... 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   2.08%    (53.82)% to (54.48)%
   2007.......................... 1.15% to 2.55% 1,300,461  9.52 to  9.83 17,245   2.26%    (83.43)% to  (2.59)%
   2006.......................... 1.45% to 2.10%   441,968 16.12 to 15.05  6,154   1.18%      33.17% to   32.29%
   2005.......................... 1.45% to 1.85%    80,349 12.10 to 11.39    966   1.01%      14.84% to   13.91%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2009.......................... 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008.......................... 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
   2007.......................... 1.45% to 1.85%   224,757  9.71 to 11.99  2,366   0.00%      11.96% to   11.50%
   2006.......................... 1.45% to 2.10%   249,614  8.68 to 10.72  2,364   0.00%     (2.08)% to  (2.72)%
   2005.......................... 1.45% to 1.85%   249,721 12.65 to  8.78  2,387   0.00%      13.18% to   10.30%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2009.......................... 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008.......................... 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%
   2007.......................... 1.45% to 1.80%    12,340 13.09 to 13.85    165   0.00%      12.04% to   11.64%
   2006.......................... 1.45% to 1.80%     9,706 11.68 to 12.40    116   0.00%       8.91% to    8.52%
   2005.......................... 1.45% to 1.65%    10,475 11.52 to 10.63    117   0.00%       3.34% to    3.13%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2009.......................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008.......................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
   2007.......................... 1.45% to 2.10%    92,682 10.76 to 10.74    994   4.61%       7.92% to    7.20%
   2006.......................... 1.45% to 2.10%    91,275  9.97 to 10.02    914   3.30%       0.11% to  (0.55)%
   2005.......................... 1.45% to 1.85%    28,111 10.09 to  9.94    280   2.81%       0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639    4.75%     16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559    1.97%   (35.54)% to (35.80)%
   2007........................... 1.45% to 1.85%    54,786 16.37 to 11.36    885    1.28%    (1.52)% to  (1.93)%
   2006........................... 1.45% to 1.85%    28,453 16.62 to 11.58    465    1.77%     15.39% to   14.93%
   2005........................... 1.45% to 1.60%    21,185 14.41 to 14.33    304    1.86%      3.12% to    2.96%
 VP International Fund -- Class I
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851    2.17%     31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649    0.79%   (45.63)% to (46.04)%
   2007........................... 1.45% to 2.20%   190,697 21.64 to 12.42  2,771    0.54%     16.34% to   15.45%
   2006........................... 1.45% to 1.85%    86,714 18.60 to 13.83  1,199    1.15%     23.22% to   22.72%
   2005........................... 1.45% to 1.80%    13,711 15.10 to 14.92    206    1.02%     11.62% to   11.22%
 VP Ultra(R) Fund -- Class I
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407    0.29%     32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361    0.00%   (42.33)% to (42.57)%
   2007........................... 1.45% to 1.85%    58,491 14.80 to 11.58    856    0.00%     19.25% to   18.77%
   2006........................... 1.45% to 1.85%    62,792 12.41 to  9.75    771    0.00%    (4.67)% to  (5.06)%
   2005........................... 1.45% to 1.80%    55,072 13.02 to 12.87    714    0.00%      0.69% to    0.33%
 VP Value Fund -- Class I
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107    5.62%     18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983    7.93%   (27.84)% to (28.21)%
   2007........................... 1.45% to 1.95%   113,695 16.11 to  9.28  1,810    6.70%    (6.52)% to  (7.19)%
   2006........................... 1.45% to 1.85%   118,643 17.23 to 11.79  1,986    5.66%     16.94% to   16.46%
   2005........................... 1.45% to 1.80%   108,625 14.73 to 14.56  1,593    6.17%      3.52% to    3.15%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861    2.33%     28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512    2.11%   (37.82)% to (38.08)%
   2007........................... 1.45% to 1.85%    57,948 13.19 to 12.21    760    2.55%      0.05% to  (0.36)%
   2006........................... 1.45% to 2.10%    41,198 13.18 to 12.21    540    3.60%     19.84% to   19.05%
   2005........................... 1.45% to 1.70%    26,777 11.00 to 10.96    294    0.29%      1.14% to    0.88%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717    2.06%     19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768    3.05%   (20.60)% to (21.72)%
   2007........................... 1.45% to 2.55% 2,725,305 14.61 to 10.93 32,466    6.21%   (15.41)% to   14.10%
   2006........................... 1.45% to 2.10%   414,919 12.69 to 12.23  4,553   10.37%     14.72% to   13.97%
   2005........................... 1.45% to 1.70%     9,926 11.07 to 11.05    110    0.00%     10.65% to   10.46%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2009............................. 1.45% to 1.80%  27,270  9.64 to  9.45    261    0.36%     24.79% to   24.35%
   2008............................. 1.45% to 1.80%  27,003  7.73 to  7.60    207    0.42%   (41.75)% to (41.96)%
   2007............................. 1.45% to 1.80%  13,280 13.27 to 13.10    175    0.08%      6.49% to    6.11%
   2006............................. 1.45% to 2.10%   6,933 12.46 to 10.92     86    0.06%      5.33% to    4.64%
   2005............................. 1.45% to 1.60%   4,815 11.83 to 11.80     57    0.00%      8.87% to    8.71%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2009............................. 1.45% to 1.85%  55,132  9.76 to  8.44    482    0.70%     26.21% to   25.69%
   2008............................. 1.45% to 1.85%  39,096  7.73 to  6.72    293    3.23%   (41.08)% to (41.32)%
   2007............................. 1.45% to 1.85%  38,767 13.12 to 11.45    506    5.09%    (2.59)% to  (2.98)%
   2006............................. 1.45% to 2.10%  38,058 13.47 to 11.76    510   40.95%     10.65% to    9.93%
   2005............................. 1.45% to 1.85%  30,315 12.17 to 10.71    367    1.01%      8.52% to    7.06%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2009............................. 1.45% to 1.85% 304,481 13.15 to  9.21  3,288    0.77%     24.83% to   24.32%
   2008............................. 1.45% to 1.85% 328,028 10.53 to  7.41  2,950    0.32%   (40.33)% to (40.57)%
   2007............................. 1.45% to 2.10% 264,582 17.65 to 12.39  4,485    0.08%     15.76% to   15.00%
   2006............................. 1.45% to 2.10% 274,884 15.25 to 10.78  4,019    0.00%      4.56% to    3.87%
   2005............................. 1.45% to 1.85% 236,234 14.58 to 10.39  3,342    0.00%      5.89% to    3.86%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2009............................. 1.15% to 2.55% 770,695  6.69 to  7.62  8,300    1.90%     36.36% to   34.43%
   2008............................. 1.15% to 2.55% 735,248  4.91 to  5.67  6,156   11.36%   (49.08)% to (49.80)%
   2007............................. 1.15% to 2.55% 651,295  9.64 to 11.29 11,990    1.88%   (62.57)% to   19.81%
   2006............................. 1.45% to 2.10% 370,335 22.01 to 14.62  6,741    1.27%     21.44% to   20.64%
   2005............................. 1.45% to 1.85% 219,663 18.12 to 12.13  3,904    1.07%     21.30% to   17.38%
DWS Variable Series II
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2009............................. 1.45% to 1.80%  44,025 18.59 to 18.11    811    1.61%     27.41% to   26.95%
   2008............................. 1.45% to 1.80%  44,718 14.59 to 14.27    648    9.94%   (34.64)% to (34.87)%
   2007............................. 1.45% to 1.80%  59,173 22.32 to 21.91  1,312    3.81%      1.17% to    0.81%
   2006............................. 1.45% to 1.85%  50,721 22.07 to 12.67  1,113    0.41%     22.79% to   22.29%
   2005............................. 1.45% to 1.80%  30,157 17.97 to 17.76    540    0.31%      8.19% to    7.81%
 DWS Strategic Value VIP --
   Class B Shares
   2009............................. 1.45% to 1.80%  42,230 10.85 to 10.57    456    4.22%     23.13% to   22.69%
   2008............................. 1.45% to 1.80%  47,991  8.81 to  8.61    421    7.27%   (46.94)% to (47.13)%
   2007............................. 1.45% to 1.80%  63,919 16.60 to 16.29  1,057    1.05%    (3.61)% to  (3.96)%
   2006............................. 1.45% to 1.85%  54,725 17.22 to 11.91    938    1.26%     16.50% to   16.03%
   2005............................. 1.45% to 1.60%  40,696 14.78 to 14.71    599    1.31%      5.96% to    5.80%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 DWS Technology VIP --
   Class B Shares
   2009........................... 1.45% to 1.80%    12,034 14.09 to 13.73    168   0.00%      57.61% to   57.05%
   2008........................... 1.45% to 1.80%    11,783  8.94 to  8.74    104   0.00%    (47.22)% to (47.41)%
   2007........................... 1.45% to 1.80%    11,822 16.94 to 16.63    199   0.00%      12.18% to   11.78%
   2006........................... 1.45% to 1.85%    13,491 15.10 to 10.25    203   0.00%     (1.02)% to  (1.42)%
   2005........................... 1.45% to 1.80%    11,652 15.26 to 15.08    178   0.10%       1.77% to    1.41%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   7.53%    (41.29)% to (41.49)%
   2007........................... 1.45% to 1.80%    11,484 16.32 to 16.01    187   2.46%       0.02% to  (0.34)%
   2006........................... 1.45% to 1.85%     9,566 16.32 to 10.89    156   4.97%       6.19% to    5.76%
   2005........................... 1.45% to 1.60%     5,912 15.36 to 15.29     91   0.03%       7.59% to    7.43%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
   2007........................... 1.45% to 1.85%   104,014 10.57 to 10.63  1,091   4.69%       3.31% to    2.88%
   2006........................... 1.45% to 1.85%    79,760 10.23 to 10.33    812   4.52%       3.08% to    2.67%
   2005........................... 1.45% to 1.80%    67,367  9.93 to  9.81    665   2.67%       1.18% to    0.82%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. --
   Initial Shares
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
   2007........................... 1.45% to 1.65%    36,226  9.16 to  9.04    364   0.52%       6.21% to    6.00%
   2006........................... 1.45% to 1.85%    38,664  8.63 to 10.83    365   0.10%       7.62% to    7.19%
   2005........................... 1.45% to 1.65%    34,983  9.35 to  7.94    310   0.00%       2.12% to    1.91%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%
   2007........................... 1.15% to 2.55% 1,294,362 10.02 to  9.77 13,805   5.89%       3.46% to  (3.46)%
   2006........................... 1.45% to 2.10%   815,961 10.91 to 10.43  8,850   5.81%       3.98% to    3.29%
   2005........................... 1.45% to 1.80%   727,191 10.50 to 10.33  7,593   4.06%       2.36% to    2.00%
 VT Worldwide Health
   Sciences Fund
   2009........................... 1.45% to 1.80%    80,092 15.12 to 14.73  1,194   2.41%       8.81% to    8.42%
   2008........................... 1.45% to 1.80%    92,436 13.90 to 13.59  1,246   0.00%     (8.43)% to  (8.76)%
   2007........................... 1.45% to 1.80%   149,174 15.18 to 14.89  2,220   0.00%       4.62% to    4.25%
   2006........................... 1.45% to 2.10%   149,625 14.50 to 10.44  2,124   0.00%     (1.45)% to  (2.10)%
   2005........................... 1.45% to 1.80%    77,332 14.72 to 11.78  1,118   0.00%       5.48% to    5.11%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                          NET   INVESTMENT
                                    % OF AVERAGE                         ASSETS   INCOME
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2009........................... 1.45% to 1.70%  10,877 12.60 to 12.42   125     0.79%     41.50% to   41.15%
   2008........................... 1.45% to 1.70%   8,109  8.90 to  8.80    65     0.00%   (28.46)% to (28.64)%
   2007........................... 1.45% to 1.70%   3,499 12.44 to 12.33    43     0.28%     10.11% to    9.83%
   2006........................... 1.45% to 2.10%   3,497 11.30 to 10.72    39     0.00%      4.17% to    3.49%
   2005........................... 1.45% to 1.70%   1,486 10.85 to 10.80    17     0.00%      2.07% to    1.81%
Federated Insurance Series
 Federated Capital Income Fund II
   2009........................... 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008........................... 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
   2007........................... 1.40% to 1.40%  22,066  9.92 to  9.92   219     5.95%      2.57% to    2.57%
   2006........................... 1.40% to 1.40%  37,074  9.67 to  9.67   359     6.00%     14.03% to   14.03%
   2005........................... 1.40% to 1.40%  44,491  8.48 to  8.48   377     5.50%      4.80% to    4.80%
 Federated Clover Value
   Fund II -- Primary Shares
   2009........................... 1.40% to 1.40%  12,557  8.82 to  8.82   111     3.03%     13.11% to   13.11%
   2008........................... 1.40% to 1.40%  16,009  7.80 to  7.80   125     6.62%   (34.72)% to (34.72)%
   2007........................... 1.40% to 1.40%  20,560 11.95 to 11.95   246     3.06%   (10.93)% to (10.93)%
   2006........................... 1.40% to 1.40%  41,427 13.42 to 13.42   556     2.44%     15.18% to   15.18%
   2005........................... 1.40% to 1.40%  56,133 11.65 to 11.65   654     1.54%      3.56% to    3.56%
 Federated High Income Bond
   Fund II -- Primary Shares
   2009........................... 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008........................... 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
   2007........................... 1.40% to 1.40%  20,369 12.95 to 12.95   264     8.33%      1.97% to    1.97%
   2006........................... 1.40% to 1.40%  39,819 12.70 to 12.70   506     7.91%      9.26% to    9.26%
   2005........................... 1.40% to 1.40%  37,407 11.62 to 11.62   435     8.36%      1.23% to    1.23%
 Federated High Income Bond
   Fund II -- Service Shares
   2009........................... 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008........................... 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
   2007........................... 1.45% to 2.10% 594,397 13.94 to 10.97 8,284     7.26%      1.68% to    1.01%
   2006........................... 1.45% to 2.10% 517,591 13.71 to 10.86 7,095     7.69%      8.97% to    8.25%
   2005........................... 1.45% to 1.85% 369,658 12.81 to 10.05 4,658     6.59%      0.79% to    0.44%
 Federated Kaufmann
   Fund II -- Service Shares
   2009........................... 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008........................... 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     2.47%   (42.58)% to (43.39)%
   2007........................... 1.45% to 1.80% 199,236 22.03 to 21.67 4,211     1.68%     18.87% to   18.45%
   2006........................... 1.45% to 2.10% 196,003 18.54 to 12.00 3,466     0.58%     12.94% to   12.20%
   2005........................... 1.45% to 1.80% 169,389 16.41 to 12.63 2,662     0.00%      9.27% to    8.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2009............................. 1.40% to 1.40%    13,266 12.29 to 12.29    163   2.41%      27.31% to   27.31%
   2008............................. 1.40% to 1.40%    17,549  9.65 to  9.65    169   8.59%    (29.72)% to (29.72)%
   2007............................. 1.40% to 1.40%    25,274 13.73 to 13.73    347   6.49%      13.88% to   13.88%
   2006............................. 1.40% to 1.40%    23,134 12.06 to 12.06    279   2.81%       5.82% to    5.82%
   2005............................. 1.40% to 1.40%    26,984 11.40 to 11.40    307   2.79%       2.59% to    2.59%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2009............................. 1.45% to 1.85%    84,829 11.29 to 10.69    922   2.35%      26.89% to   26.38%
   2008............................. 1.45% to 1.85%    92,591  8.90 to  8.46    797   8.44%    (29.94)% to (30.22)%
   2007............................. 1.45% to 1.85%    88,970 12.70 to 12.12  1,092   5.68%      13.50% to   13.03%
   2006............................. 1.45% to 2.10%   105,495 11.19 to 10.68  1,146   2.33%       5.59% to    4.89%
   2005............................. 1.45% to 2.10%    67,242 10.60 to 10.19    698   0.33%       2.28% to    1.87%
 VIP Balanced Portfolio --
   Service Class 2
   2009............................. 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   2.10%      36.32% to   34.80%
   2008............................. 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.88%    (35.10)% to (35.83)%
   2007............................. 1.45% to 2.55%   734,604 11.17 to 10.05  8,065   3.79%      10.61% to    0.71%
   2006............................. 1.45% to 2.45%   108,030 10.43 to 10.36  1,122   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2009............................. 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.32%      33.81% to   33.81%
   2008............................. 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.99%    (43.32)% to (43.32)%
   2007............................. 1.40% to 1.40%   120,994 20.02 to 20.02  2,423   4.58%      15.94% to   15.94%
   2006............................. 1.40% to 1.40%   185,766 17.27 to 17.27  3,208   1.28%      10.16% to   10.16%
   2005............................. 1.40% to 1.40%   216,686 15.68 to 15.68  3,397   0.30%      15.31% to   15.31%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2009............................. 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.27%      33.50% to   32.42%
   2008............................. 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.75%    (43.52)% to (43.98)%
   2007............................. 1.15% to 2.55% 2,178,605  9.80 to 10.97 36,516   6.02%    (34.76)% to   14.76%
   2006............................. 1.45% to 2.10% 1,669,583 15.22 to 11.89 25,289   1.07%       9.82% to    9.10%
   2005............................. 1.45% to 1.80% 1,223,385 14.41 to 13.72 17,192   0.10%      14.96% to   14.55%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2009............................. 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008............................. 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
   2007............................. 1.45% to 1.80%    23,726 16.59 to 16.31    390   6.24%       5.17% to    4.80%
   2006............................. 1.45% to 2.10%    13,774 15.77 to 12.36    216   0.26%      12.17% to   11.43%
   2005............................. 1.45% to 1.70%    11,160 14.06 to 12.65    157   0.00%      18.93% to   18.63%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 VIP Equity-Income Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008......................... 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%
   2007......................... 1.40% to 1.40%    78,815 15.21 to 15.21  1,199   1.95%       0.10% to    0.10%
   2006......................... 1.40% to 1.40%   124,294 15.19 to 15.19  1,888   4.53%      18.52% to   18.52%
   2005......................... 1.40% to 1.40%   172,214 12.82 to 12.82  2,208   2.06%       4.39% to    4.39%
 VIP Equity-Income Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008......................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
   2007......................... 1.15% to 2.55% 1,070,884  9.64 to  9.38 13,459   2.64%    (45.31)% to  (9.14)%
   2006......................... 1.45% to 2.10%   669,782 13.03 to 12.16  8,918   4.24%      18.20% to   17.42%
   2005......................... 1.45% to 1.85%   651,537 12.49 to 10.36  7,340   1.75%       4.04% to    3.65%
 VIP Growth & Income Portfolio
   -- Initial Class
   2009......................... 1.40% to 1.40%    23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008......................... 1.40% to 1.40%    25,372  7.88 to  7.88    200   3.52%    (42.52)% to (42.52)%
   2007......................... 1.40% to 1.40%    41,008 13.71 to 13.71    562   4.94%      10.55% to   10.55%
   2006......................... 1.40% to 1.40%    74,507 12.40 to 12.40    924   0.96%      11.60% to   11.60%
   2005......................... 1.40% to 1.40%    96,118 11.11 to 11.11  1,068   1.52%       6.13% to    6.13%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2009......................... 1.45% to 1.80%   176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008......................... 1.45% to 1.80%   187,975  7.31 to  7.48  1,389   3.00%    (42.74)% to (42.95)%
   2007......................... 1.45% to 1.80%   278,837 12.76 to 13.12  3,625   4.09%      10.23% to    9.83%
   2006......................... 1.45% to 2.10%   296,700 11.58 to 11.93  3,505   0.70%      11.22% to   10.49%
   2005......................... 1.45% to 1.80%   305,237 11.57 to 10.31  3,242   1.22%       5.85% to    5.47%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2009......................... 1.40% to 1.40%    21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008......................... 1.40% to 1.40%    24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
   2007......................... 1.40% to 1.40%    30,097 11.00 to 11.00    331   0.00%      21.45% to   21.45%
   2006......................... 1.40% to 1.40%    46,104  9.06 to  9.06    418   0.74%       3.98% to    3.98%
   2005......................... 1.40% to 1.40%    60,379  8.71 to  8.71    526   0.93%       7.37% to    7.37%
 VIP Growth Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%    53,162  8.99 to  8.99    478   0.54%      26.49% to   26.49%
   2008......................... 1.40% to 1.40%    56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
   2007......................... 1.40% to 1.40%    73,108 13.65 to 13.65    998   0.93%      25.18% to   25.18%
   2006......................... 1.40% to 1.40%   101,370 10.90 to 10.90  1,105   0.41%       5.36% to    5.36%
   2005......................... 1.40% to 1.40%   128,725 10.35 to 10.35  1,332   0.51%       4.32% to    4.32%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.10%    183,390  7.23 to  8.67   1,391    0.28%     26.11% to   25.28%
   2008......................... 1.45% to 2.10%    219,313  5.74 to  6.92   1,322    0.60%   (48.07)% to (48.42)%
   2007......................... 1.45% to 2.10%    203,223 11.05 to 13.41   2,367    0.46%     24.81% to   23.99%
   2006......................... 1.45% to 2.10%    221,605  8.85 to 10.82   2,071    0.16%      5.03% to    4.34%
   2005......................... 1.45% to 1.85%    229,870 11.12 to  8.35   2,037    0.25%      3.98% to    3.61%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2009......................... 1.45% to 2.25%    144,762 10.95 to 10.71   1,577    9.44%     13.80% to   12.87%
   2008......................... 1.45% to 2.25%     46,490  9.62 to  9.49     446    2.31%    (4.86)% to  (5.63)%
   2007......................... 1.15% to 2.55%    347,294 10.09 to 10.04   3,497    0.10%     16.01% to    0.55%
 VIP Mid Cap Portfolio --
   Service Class 2
   2009......................... 1.40% to 2.25%    538,782 20.61 to  9.16   9,369    1.00%     37.80% to   36.61%
   2008......................... 1.40% to 2.25%    573,688 14.96 to  6.71   7,308    5.06%   (40.45)% to (40.97)%
   2007......................... 1.15% to 2.55%    932,561  9.78 to 10.55  18,948    0.60%   (38.24)% to    8.25%
   2006......................... 1.40% to 2.10%    828,300 22.09 to 12.19  15,885    1.17%     10.84% to   10.05%
   2005......................... 1.40% to 1.85%    727,992 19.93 to 11.09  12,602    0.00%     16.37% to   10.86%
 VIP Overseas Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195    2.28%     24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204    4.80%   (44.59)% to (44.59)%
   2007......................... 1.40% to 1.40%     39,584 16.41 to 16.41     650    3.25%     15.66% to   15.66%
   2006......................... 1.40% to 1.40%     57,246 14.19 to 14.19     812    1.60%     16.43% to   16.43%
   2005......................... 1.40% to 1.40%     65,193 12.19 to 12.19     794    1.18%     17.39% to   17.39%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310    0.36%     54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   15.58%   (51.99)% to (52.17)%
   2007......................... 1.45% to 1.80%     33,726 13.52 to 13.34     454    6.67%      3.90% to    3.53%
   2006......................... 1.45% to 2.10%     22,966 13.01 to 11.65     298    1.92%     14.33% to   13.58%
   2005......................... 1.45% to 1.70%     23,798 11.38 to 11.33     271    0.09%      0.95% to    0.69%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031    8.23%     34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782    6.15%   (30.47)% to (31.45)%
   2007......................... 1.45% to 2.55%  8,556,750 12.40 to  9.63  97,169    3.41%      3.33% to  (5.51)%
   2006......................... 1.45% to 2.10%  2,999,655 12.13 to 11.29  34,118    2.54%     16.53% to   15.76%
   2005......................... 1.45% to 2.10%    380,704 10.41 to  9.75   3,812    0.04%      4.07% to  (2.48)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2009............................ 1.45% to 1.60%    34,122 12.32 to 12.18    418    1.39%     27.85% to   27.66%
   2008............................ 1.45% to 1.95%    41,287  9.64 to  6.69    379    3.78%   (35.48)% to (35.81)%
   2007............................ 1.45% to 1.95%    46,099 14.93 to 10.42    662    0.82%      4.68% to    4.18%
   2006............................ 1.45% to 1.85%    82,175 14.27 to 10.90  1,037    0.70%      9.29% to    8.85%
   2005............................ 1.45% to 1.60%    27,455 13.05 to 12.99    358    0.57%    (0.40)% to  (0.55)%
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2009............................ 1.45% to 2.55% 2,351,040  8.05 to  7.84 18,728    2.64%     28.36% to   26.93%
   2008............................ 1.45% to 2.55% 2,297,102  6.27 to  6.17 14,294    2.96%   (36.80)% to (37.51)%
   2007............................ 1.45% to 2.55%   805,962  9.92 to  9.88  7,970    0.00%    (2.52)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2009............................ 1.15% to 2.55% 1,540,991  7.50 to  7.20 13,787    1.95%     24.60% to   22.83%
   2008............................ 1.15% to 2.55% 1,297,225  6.02 to  5.86  9,528    3.12%   (37.83)% to (38.72)%
   2007............................ 1.45% to 2.20%   371,527 17.38 to 10.99  5,631    2.25%      1.97% to    1.19%
   2006............................ 1.45% to 1.85%   223,286 17.04 to 12.40  3,155    1.19%     16.67% to   16.20%
   2005............................ 1.45% to 1.80%    33,351 14.61 to 14.44    485    0.94%      8.96% to    8.57%
 Templeton Foreign Securities Fund
   -- Class 1 Shares
   2009............................ 1.40% to 1.40%     3,719 12.18 to 12.18     45    3.60%     35.42% to   35.42%
   2008............................ 1.40% to 1.40%     4,067  8.99 to  8.99     37    4.00%   (41.07)% to (41.07)%
   2007............................ 1.40% to 1.40%     5,660 15.26 to 15.26     86    2.39%     14.16% to   14.16%
   2006............................ 1.40% to 1.40%     9,537 13.37 to 13.37    127    1.46%     20.00% to   20.00%
   2005............................ 1.40% to 1.40%     3,684 11.14 to 11.14     41    1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund
   -- Class 2 Shares
   2009............................ 1.45% to 2.20%   283,523 17.09 to  9.52  3,787    3.36%     35.06% to   34.03%
   2008............................ 1.45% to 2.20%   314,570 12.65 to  7.10  3,021    3.42%   (41.24)% to (41.69)%
   2007............................ 1.45% to 2.20%   341,692 21.54 to 12.18  5,688    2.13%     13.77% to   12.90%
   2006............................ 1.45% to 1.85%   190,711 18.93 to 12.96  3,124    1.19%     19.69% to   19.20%
   2005............................ 1.45% to 1.80%    90,508 15.82 to 15.63  1,424    1.14%      8.58% to    8.19%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2009............................ 1.45% to 1.80%    30,267 17.52 to 17.07    527    9.36%     20.04% to   19.62%
   2008............................ 1.45% to 1.80%    32,853 14.59 to 14.27    477   11.62%   (26.18)% to (26.45)%
   2007............................ 1.45% to 1.80%    40,256 19.77 to 19.40    792   17.82%      8.41% to    8.02%
   2006............................ 1.45% to 1.85%    30,427 18.24 to 12.29    553    6.66%     19.36% to   18.88%
   2005............................ 1.45% to 1.80%    24,283 15.28 to 15.10    370    2.78%      2.06% to    1.70%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                             NET   INVESTMENT
                                    % OF AVERAGE                            ASSETS   INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2009........................... 1.40% to 1.40%      3,978 14.62 to 14.62     58   15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%      3,720 12.46 to 12.46     46    3.84%      4.97% to    4.97%
   2007........................... 1.40% to 1.40%      7,313 11.87 to 11.87     87    3.59%      9.71% to    9.71%
   2006........................... 1.40% to 1.40%     16,256 10.82 to 10.82    176    3.20%     11.56% to   11.56%
   2005........................... 1.40% to 1.40%     22,046  9.70 to  9.70    214    2.36%    (4.27)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2009........................... 1.45% to 2.20%    383,751  8.19 to  7.96  3,020    3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20%    360,804  6.34 to  6.21  2,215    1.58%   (43.16)% to (43.59)%
   2007........................... 1.45% to 1.80%    185,703 11.15 to 11.08  2,066    1.50%      0.86% to    0.49%
   2006........................... 1.45% to 2.45%     40,008 11.05 to 10.98    442    0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Core Value Equity
   Fund -- Class 1 Shares
   2009........................... 1.45% to 1.80%    151,515 10.38 to 10.69  1,557    1.26%     23.58% to   23.14%
   2008........................... 1.45% to 1.80%    146,011  8.40 to  8.68  1,239    1.25%   (33.91)% to (34.15)%
   2007........................... 1.45% to 1.80%    163,427 12.70 to 13.19  2,133    1.91%      8.49% to    8.11%
   2006........................... 1.45% to 2.10%    179,951 11.71 to 11.74  2,167    1.85%     16.15% to   15.38%
   2005........................... 1.45% to 1.80%    179,238 11.83 to  9.99  1,863    1.29%      2.56% to    2.19%
 Income Fund -- Class 1 Shares
   2009........................... 1.40% to 1.80%    192,545 13.92 to 11.45  2,211    4.01%      6.37% to    5.94%
   2008........................... 1.40% to 1.80%    249,065 13.09 to 10.81  2,728    4.77%    (6.44)% to  (6.82)%
   2007........................... 1.40% to 1.80%    317,169 13.99 to 11.60  3,774    5.76%      3.35% to    2.93%
   2006........................... 1.40% to 2.10%    571,907 13.54 to 10.19  6,423    6.48%      2.92% to    2.18%
   2005........................... 1.40% to 1.80%    347,018 13.15 to 10.21  3,986    4.97%      0.61% to    0.21%
 International Equity
   Fund -- Class 1 Shares
   2009........................... 1.40% to 1.40%      5,575 11.19 to 11.19     62    1.71%     25.93% to   25.93%
   2008........................... 1.40% to 1.40%     11,387  8.88 to  8.88    101    6.12%   (46.60)% to (46.60)%
   2007........................... 1.40% to 1.40%     13,233 16.63 to 16.63    220    1.73%     21.25% to   21.25%
   2006........................... 1.40% to 1.40%     14,355 13.72 to 13.72    197    1.10%     22.95% to   22.95%
   2005........................... 1.40% to 1.40%     15,925 11.16 to 11.16    178    1.03%     16.55% to   16.55%
 Mid-Cap Equity
   Fund -- Class 1 Shares
   2009........................... 1.40% to 2.25%    212,883 16.89 to  9.27  2,807    0.25%     39.47% to   38.27%
   2008........................... 1.40% to 2.25%    244,140 12.11 to  6.70  2,304    0.22%   (38.69)% to (39.22)%
   2007........................... 1.15% to 2.55%    475,563  9.75 to 10.21  6,953    2.22%   (43.35)% to    3.13%
   2006........................... 1.40% to 2.10%    376,443 17.79 to 11.12  5,515    1.52%      6.89% to    6.13%
   2005........................... 1.40% to 1.85%    406,786 16.64 to 10.49  5,654    2.60%     10.18% to    4.91%
 Money Market Fund
   2009........................... 1.40% to 2.45% 18,995,617 12.05 to 10.14 27,913    0.27%    (1.13)% to  (2.18)%
   2008........................... 1.40% to 2.45% 15,776,834 12.19 to 10.37 30,509    1.71%      0.81% to  (0.26)%
   2007........................... 1.40% to 2.20%  7,478,410 12.09 to 10.44 11,295    4.78%      3.45% to    2.60%
   2006........................... 1.40% to 2.10%  6,001,548 11.69 to 10.30  9,298    4.54%      3.17% to    2.43%
   2005........................... 1.40% to 1.85%  4,481,391 11.33 to  0.99  6,895    2.76%      1.37% to    0.69%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Premier Growth Equity
   Fund -- Class 1 Shares
   2009......................... 1.40% to 1.80%    113,109  8.72 to  9.43   1,084   0.36%      36.80% to   36.24%
   2008......................... 1.40% to 1.80%    123,394  6.38 to  6.92     863   0.41%    (37.55)% to (37.80)%
   2007......................... 1.40% to 1.80%    163,769 10.21 to 11.13   1,819   0.42%       3.86% to    3.43%
   2006......................... 1.40% to 2.10%    240,727  9.83 to 10.72   2,512   0.41%       7.55% to    6.78%
   2005......................... 1.40% to 1.80%    293,875 11.13 to  9.14   2,829   0.37%     (0.12)% to  (0.53)%
 Real Estate Securities Fund --
   Class 1 Shares
   2009......................... 1.15% to 2.55%    430,560  7.65 to  6.69   4,631   5.32%      34.21% to   32.30%
   2008......................... 1.15% to 2.55%    419,691  5.70 to  5.06   3,530   6.22%    (36.77)% to (37.67)%
   2007......................... 1.40% to 1.80%    184,849 26.60 to 19.42   3,739   6.36%    (16.06)% to (16.40)%
   2006......................... 1.40% to 2.10%    197,475 31.69 to 13.26   4,802   2.92%      31.17% to   30.24%
   2005......................... 1.40% to 1.80%    191,031 24.16 to 14.85   3,569   6.63%      10.22% to    9.78%
 S&P 500(R) Index Fund
   2009......................... 1.40% to 2.25%  1,801,232  9.69 to  7.77  16,680   2.21%      24.53% to   23.46%
   2008......................... 1.40% to 2.25%  1,958,296  7.78 to  6.29  14,564   1.58%    (38.28)% to (38.82)%
   2007......................... 1.15% to 2.55%  3,517,982  9.69 to  9.82  42,063   1.73%    (53.88)% to  (2.71)%
   2006......................... 1.40% to 2.10%  3,485,365 12.17 to 11.52  40,507   1.68%      13.82% to   13.01%
   2005......................... 1.40% to 1.80%  3,620,472 11.98 to  9.85  37,084   1.73%       3.05% to    2.63%
 Small-Cap Equity Fund --
   Class 1 Shares
   2009......................... 1.40% to 1.80%    240,160 14.09 to 10.96   2,802   0.00%      29.05% to   28.53%
   2008......................... 1.40% to 1.80%    268,919 10.92 to  8.53   2,451   0.41%    (38.47)% to (38.72)%
   2007......................... 1.40% to 1.85%    400,457 17.74 to 11.34   5,981   3.04%       0.95% to    0.48%
   2006......................... 1.40% to 2.10%    427,366 17.58 to 11.25   6,337   0.78%      11.69% to   10.89%
   2005......................... 1.40% to 1.80%    412,644 15.74 to 12.45   5,519   1.09%       8.00% to    7.57%
 Total Return Fund -- Class 1
   Shares
   2009......................... 1.40% to 2.10%  1,438,791 13.62 to 10.24  16,812   1.49%      19.12% to   18.27%
   2008......................... 1.40% to 2.10%  1,880,860 11.43 to  8.65  18,765   1.80%    (30.28)% to (30.77)%
   2007......................... 1.40% to 2.10%  2,365,482 16.40 to 12.50  34,267   2.44%      10.11% to    9.32%
   2006......................... 1.40% to 2.10%  2,336,793 14.89 to 11.44  30,823   1.96%      12.16% to   11.37%
   2005......................... 1.40% to 2.10%  1,810,784 13.28 to 10.27  21,850   2.28%       2.80% to    1.81%
 Total Return Fund -- Class 3
   Shares
   2009......................... 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008......................... 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
   2007......................... 1.40% to 2.55%  8,909,381 11.67 to 10.42 101,761   3.58%       9.89% to    6.37%
   2006......................... 1.40% to 2.45%  2,539,286 10.62 to 10.55  26,848   4.45%       6.24% to    5.49%
 U.S. Equity Fund -- Class 1
   Shares
   2009......................... 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008......................... 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.74%    (36.95)% to (37.21)%
   2007......................... 1.40% to 1.80%    143,327 14.11 to 12.17   1,768   0.81%       6.49% to    6.06%
   2006......................... 1.40% to 2.10%    237,436 13.25 to 11.47   2,860   1.37%      14.50% to   13.69%
   2005......................... 1.40% to 1.80%    283,750 11.57 to  9.53   3,031   1.08%       1.08% to    0.67%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Genworth Variable Insurance Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2009........................... 1.45% to 1.70%     5,563  9.53 to  9.50     53    0.00%     48.17% to   47.79%
   2008........................... 1.70% to 1.70%     1,352  6.43 to  6.43      9    0.00%   (75.52)% to (75.52)%
 Genworth Columbia Mid Cap
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55%   447,135  8.60 to  8.44  3,815    0.87%     30.66% to   28.81%
   2008........................... 1.15% to 2.55%   383,490  6.58 to  6.55  2,519    0.73%   (73.59)% to (73.96)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2009........................... 1.45% to 1.70%    49,213  9.05 to  9.02    445    0.32%     28.88% to   28.55%
   2008........................... 1.45% to 1.70%    35,816  7.02 to  7.01    251    0.27%   (67.57)% to (67.65)%
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,223,451  8.73 to  8.57 10,596    1.42%     14.81% to   13.19%
   2008........................... 1.15% to 2.55%   904,145  7.60 to  7.57  6,859    0.61%   (58.22)% to (58.81)%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2009........................... 1.15% to 2.55%   916,393 11.37 to 11.16 10,341    6.47%      7.33% to    5.81%
   2008........................... 1.15% to 2.55%   622,817 10.59 to 10.55  6,585    0.90%     20.16% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,232,073  9.86 to  9.68 12,058    0.02%     31.95% to   30.08%
   2008........................... 1.15% to 2.55% 1,073,627  7.48 to  7.44  8,009    0.07%   (60.39)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,577,381 10.44 to 10.24 16,336   11.02%     44.02% to   41.98%
   2008........................... 1.15% to 2.55% 1,487,679  7.25 to  7.21 10,759    4.68%   (64.12)% to (64.63)%
 Genworth Putnam International
   Capital Opportunities Fund --
   Service Shares
   2009........................... 1.15% to 2.55%   416,827 10.66 to 10.46  4,410   13.60%     54.85% to   52.65%
   2008........................... 1.15% to 2.55%   422,230  6.88 to  6.85  2,901    0.00%   (69.53)% to (69.95)%
 Genworth Thornburg International
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55%   405,457  9.91 to  9.73  3,987    0.00%     29.46% to   27.63%
   2008........................... 1.15% to 2.55%   331,749  7.66 to  7.62  2,534    0.46%   (57.28)% to (57.88)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                       EXPENSES AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Growth and Income
   Fund
   2009............................... 1.40% to 1.40%   9,403  9.77 to  9.77    92    1.81%      16.67% to   16.67%
   2008............................... 1.40% to 1.40%   9,686  8.37 to  8.37    81    1.77%    (35.44)% to (35.44)%
   2007............................... 1.40% to 1.40%  15,174 12.97 to 12.97   197    2.81%       0.07% to    0.07%
   2006............................... 1.40% to 1.40%  25,952 12.96 to 12.96   336    1.42%      20.92% to   20.92%
   2005............................... 1.40% to 1.40%  48,438 10.72 to 10.72   519    1.67%       2.48% to    2.48%
 Goldman Sachs Mid Cap Value Fund
   2009............................... 1.40% to 2.10%  56,556 20.94 to  9.47   799    1.66%      31.30% to   30.36%
   2008............................... 1.40% to 2.10%  70,748 15.95 to  7.26   744    0.89%    (37.94)% to (38.38)%
   2007............................... 1.40% to 2.10%  91,608 25.69 to 11.78 1,694    2.96%       1.75% to    1.02%
   2006............................... 1.40% to 2.10% 121,653 25.25 to 11.66 2,488    2.89%      14.54% to   13.73%
   2005............................... 1.40% to 1.85% 118,616 22.04 to 10.27 2,311    3.15%      13.89% to    2.67%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced
   Portfolio -- Class 1
   2009............................... 1.45% to 1.60%   7,946 10.25 to 10.19    81    2.43%      22.65% to   22.46%
   2008............................... 1.60% to 1.60%   1,806  8.32 to  8.32    15    8.01%    (25.52)% to (25.52)%
   2007............................... 1.45% to 1.60%   4,232 11.21 to 11.18    47    1.27%       4.59% to    4.43%
   2006............................... 1.45% to 2.20%     733 10.71 to 10.66     8    0.00%       7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio -- Class 1
   2009............................... 1.45% to 2.20% 369,762 11.80 to 11.47 4,292    4.03%       8.04% to    7.22%
   2008............................... 1.45% to 2.20% 146,151 10.92 to 10.70 1,569    4.96%     (0.16)% to  (0.92)%
   2007............................... 1.45% to 2.20% 144,682 10.94 to 10.80 1,553    4.62%       3.96% to    4.76%
   2006............................... 1.45% to 2.20%  84,908 10.44 to 10.39   883    0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio --
   Class 1
   2009............................... 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008............................... 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.97%    (44.60)% to (45.03)%
   2007............................... 1.45% to 1.80%   3,588 11.56 to 11.49    41    1.80%      15.53% to   15.12%
   2006............................... 1.45% to 2.20%     229  10.00 to 9.95     2    0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2009............................... 1.45% to 2.20%  83,741  8.68 to  8.44   691    2.56%      24.60% to   23.66%
   2008............................... 1.45% to 2.20%  88,352  6.97 to  6.83   589    1.85%    (38.12)% to (38.59)%
   2007............................... 1.45% to 2.20%  49,360 11.26 to 11.12   539    0.10%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio
   2009............................... 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2009............................... 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008............................... 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
   2007............................... 1.45% to 2.20%  78,091 11.24 to 11.10   866    0.00%       9.92% to    9.08%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2009............................ 1.45% to 2.20%    49,189  8.40 to  8.17    404   1.56%      33.70% to   32.68%
   2008............................ 1.45% to 2.20%    55,839  6.28 to  6.16    344   1.61%    (39.70)% to (40.16)%
   2007............................ 1.45% to 2.20%    78,269 10.42 to 10.29    805   0.28%       1.37% to    0.59%
   2006............................ 1.45% to 2.20%     6,621 10.28 to 10.23     68   0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2009............................ 1.45% to 1.80%   139,155 12.89 to 12.86  1,792   0.00%      44.45% to   43.94%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2009............................ 1.45% to 1.80%    20,733 12.92 to 12.89    268   0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2009............................ 1.45% to 2.20%   114,272 10.14 to  9.86  1,108   2.52%      31.74% to   30.74%
   2008............................ 1.45% to 2.20%   112,817  7.70 to  7.54    830   6.33%    (35.75)% to (36.24)%
   2007............................ 1.45% to 2.20%    65,693 11.98 to 11.83    762   0.13%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    99,658 18.34 to 18.34  1,828   2.98%      24.13% to   24.13%
   2008............................ 1.40% to 1.40%   112,505 14.78 to 14.78  1,663   2.62%    (17.02)% to (17.02)%
   2007............................ 1.40% to 1.40%   141,408 17.81 to 17.81  2,518   2.47%       8.98% to    8.98%
   2006............................ 1.40% to 1.40%   193,839 16.34 to 16.34  3,168   1.99%       9.17% to    9.17%
   2005............................ 1.40% to 1.40%   280,281 14.97 to 14.97  4,195   2.20%       6.45% to    6.45%
 Balanced Portfolio --
   Service Shares
   2009............................ 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008............................ 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
   2007............................ 1.45% to 2.55%   731,461 13.41 to 10.30  9,276   2.34%       8.68% to    4.51%
   2006............................ 1.45% to 2.10%   535,990 12.34 to 11.22  6,602   1.97%       8.82% to    8.10%
   2005............................ 1.45% to 2.10%   514,022 11.66 to 10.38  5,855   2.07%       6.10% to    3.81%
 Enterprise Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008............................ 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
   2007............................ 1.40% to 1.40%   118,780 17.31 to 17.31  2,056   0.19%      20.33% to   20.33%
   2006............................ 1.40% to 1.40%   178,962 14.39 to 14.39  2,575   0.00%      12.03% to   12.03%
   2005............................ 1.40% to 1.40%   254,013 12.84 to 12.84  3,262   0.00%      10.74% to   10.74%
 Enterprise Portfolio --
   Service Shares
   2009............................ 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008............................ 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%
   2007............................ 1.45% to 1.80%    18,858 13.00 to 17.71    274   0.06%      19.97% to   19.54%
   2006............................ 1.45% to 1.80%    30,009 10.84 to 14.82    355   0.00%      11.67% to   11.27%
   2005............................ 1.45% to 1.80%    31,390 13.42 to  9.62    335   0.00%      10.41% to   10.02%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008............................ 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
   2007............................ 1.40% to 1.40%    15,368 14.57 to 14.57    224   4.56%       5.53% to    5.53%
   2006............................ 1.40% to 1.40%    22,072 13.81 to 13.81    305   4.71%       2.76% to    2.76%
   2005............................ 1.40% to 1.40%    27,043 13.44 to 13.44    363   5.40%       0.58% to    0.58%
 Forty Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008............................ 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
   2007............................ 1.40% to 1.40%   132,400 21.96 to 21.96  2,908   0.32%      35.07% to   35.07%
   2006............................ 1.40% to 1.40%   187,346 16.26 to 16.26  3,047   0.33%       7.82% to    7.82%
   2005............................ 1.40% to 1.40%   253,827 15.08 to 15.08  3,828   0.21%      11.27% to   11.27%
 Forty Portfolio -- Service Shares
   2009............................ 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008............................ 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
   2007............................ 1.15% to 2.55%   394,414  9.93 to 12.56  5,860   0.21%    (12.17)% to (40.38)%
   2006............................ 1.45% to 2.10%   162,268 11.68 to 11.15  1,844   0.20%       7.54% to    6.83%
   2005............................ 1.45% to 1.80%    56,708 12.82 to 10.76    627   0.01%      10.93% to   10.54%
 Global Life Sciences Portfolio --
   Service Shares
   2009............................ 1.45% to 1.65%     4,667 11.94 to 11.73     57   0.00%      23.83% to   23.58%
   2008............................ 1.45% to 1.65%     7,321  9.64 to  9.49     72   0.00%    (30.05)% to (30.19)%
   2007............................ 1.45% to 1.80%     8,927 13.78 to 14.50    126   0.00%      19.93% to   19.50%
   2006............................ 1.45% to 1.80%    14,199 11.49 to 12.13    166   0.00%       4.80% to    4.42%
   2005............................ 1.45% to 1.80%    15,363 11.71 to 10.86    171   0.00%      10.70% to   10.31%
 Global Technology Portfolio --
   Service Shares
   2009............................ 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008............................ 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
   2007............................ 1.45% to 1.80%     4,628  9.26 to 11.72     53   0.29%      19.92% to   19.50%
   2006............................ 1.45% to 1.80%     7,179  7.72 to  9.81     67   0.00%       6.27% to    5.89%
   2005............................ 1.45% to 1.80%     8,241  9.33 to  7.20     72   0.00%       9.94% to    9.55%
 Janus Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    66,821  9.84 to  9.84    658   0.54%      34.45% to   34.45%
   2008............................ 1.40% to 1.40%    77,540  7.32 to  7.32    568   0.71%    (40.57)% to (40.57)%
   2007............................ 1.40% to 1.40%    99,462 12.32 to 12.32  1,225   0.67%      13.47% to   13.47%
   2006............................ 1.40% to 1.40%   157,207 10.85 to 10.85  1,706   0.46%       9.82% to    9.82%
   2005............................ 1.40% to 1.40%   202,244  9.88 to  9.88  1,999   0.34%       2.83% to    2.83%
 Janus Portfolio -- Service Shares
   2009............................ 1.45% to 1.80%    12,964  7.87 to  9.25    111   0.41%      34.04% to   33.57%
   2008............................ 1.45% to 1.80%    19,519  5.87 to  6.93    121   0.57%    (40.74)% to (40.95)%
   2007............................ 1.45% to 1.80%    30,330  9.90 to 11.73    322   0.52%      13.12% to   12.72%
   2006............................ 1.45% to 1.80%    36,152  8.75 to 10.41    325   0.27%       9.53% to    9.14%
   2005............................ 1.45% to 1.80%    40,342  9.61 to  7.92    335   0.13%       2.51% to    2.15%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                       EXPENSES AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Overseas Portfolio --
   Institutional Shares
   2009............................... 1.40% to 1.40%  38,337 24.01 to 24.01   920    0.55%      77.05% to   77.05%
   2008............................... 1.40% to 1.40%  44,047 13.56 to 13.56   597    2.66%    (52.79)% to (52.79)%
   2007............................... 1.40% to 1.40%  56,741 28.72 to 28.72 1,630    0.58%      26.51% to   26.51%
   2006............................... 1.40% to 1.40%  80,323 22.70 to 22.70 1,823    1.86%      44.97% to   44.97%
   2005............................... 1.40% to 1.40% 113,239 15.66 to 15.66 1,773    1.20%      30.45% to   30.45%
 Overseas Portfolio -- Service Shares
   2009............................... 1.45% to 1.80%  42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008............................... 1.45% to 1.80%  50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
   2007............................... 1.45% to 1.80%  56,739 23.01 to 26.44 1,410    0.45%      26.15% to   25.70%
   2006............................... 1.45% to 2.10%  61,529 18.24 to 17.84 1,214    1.85%      44.51% to   43.56%
   2005............................... 1.45% to 1.80%  71,241 16.64 to 12.50   975    1.08%      30.03% to   29.57%
 Worldwide Portfolio --
   Institutional Shares
   2009............................... 1.40% to 1.40%  84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008............................... 1.40% to 1.40%  98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
   2007............................... 1.40% to 1.40% 121,252 12.48 to 12.48 1,513    0.72%       8.09% to    8.09%
   2006............................... 1.40% to 1.40% 153,878 11.54 to 11.54 1,776    1.71%      16.56% to   16.56%
   2005............................... 1.40% to 1.40% 195,583  9.90 to  9.90 1,937    1.37%       4.39% to    4.39%
 Worldwide Portfolio --
   Service Shares
   2009............................... 1.45% to 1.80%  35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008............................... 1.45% to 1.80%  38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
   2007............................... 1.45% to 1.80%  50,040 10.23 to 11.78   552    0.53%       7.77% to    7.38%
   2006............................... 1.45% to 1.80%  62,163  9.49 to 10.97   634    1.59%      16.23% to   15.82%
   2005............................... 1.45% to 1.80%  81,215  9.54 to  8.09   722    1.26%       4.04% to    3.67%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2009............................... 1.45% to 2.10%  52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008............................... 1.45% to 2.10%  74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
   2007............................... 1.45% to 2.10%  83,475 15.72 to 11.44 1,221    0.00%     (1.10)% to  (1.75)%
   2006............................... 1.45% to 2.10%  81,172 15.90 to 11.65 1,200    0.00%       9.14% to    8.43%
   2005............................... 1.45% to 1.80%  27,586 14.57 to 12.46   396    0.00%       8.06% to    7.68%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class I
   2009............................... 1.40% to 1.40%   7,529  7.78 to  7.78    59    3.31%      21.19% to   21.19%
   2008............................... 1.40% to 1.40%   8,134  6.42 to  6.42    52    2.48%    (35.93)% to (35.93)%
   2007............................... 1.40% to 1.40%  10,652 10.02 to 10.02   107    4.18%       0.27% to    0.27%
   2006............................... 1.40% to 1.40%   9,139 13.49 to 13.49   123    1.84%      10.99% to   10.99%
   2005............................... 1.40% to 1.40%  12,380 12.15 to 12.15   150    2.19%       1.88% to    1.88%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                        EXPENSES AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2009................................ 1.45% to 2.30%  74,690  7.75 to  7.57   571    3.11%      20.85% to   19.81%
   2008................................ 1.60% to 2.30%  78,379  6.39 to  6.32   498    2.61%    (36.00)% to (36.46)%
   2007................................ 1.45% to 2.30%  82,775 10.00 to  9.94   825    4.38%       0.02% to  (0.84)%
   2006................................ 1.45% to 2.10%  45,209 11.69 to 11.16   502    3.43%      10.63% to    9.91%
   2005................................ 1.85% to 2.10%   6,313 10.17 to 10.15    64    2.96%       1.65% to    1.54%
 Legg Mason ClearBridge Variable
   Fundamental Value Portfolio --
   Class I
   2009................................ 1.45% to 1.85%  52,519  7.57 to  7.49   396    1.33%      27.48% to   26.96%
   2008................................ 1.45% to 1.85%  55,862  5.94 to  5.90   331    1.65%    (37.50)% to (37.75)%
   2007................................ 1.45% to 1.85%  63,837  9.50 to  9.48   606    1.66%     (7.21)% to  (7.59)%
   2006................................ 1.45% to 2.10%  38,949 16.36 to 11.86   596    1.39%      16.17% to   15.41%
   2005................................ 1.45% to 1.85%  36,647 14.08 to 10.28   476    0.77%       2.85% to    1.96%
 Legg Mason ClearBridge Variable
   Investors Portfolio -- Class I
   2009................................ 1.40% to 1.40%   3,338 11.84 to 11.84    40    1.86%      22.76% to   22.76%
   2008................................ 1.40% to 1.40%   4,274  9.64 to  9.64    41    1.31%    (36.53)% to (36.53)%
   2007................................ 1.40% to 1.40%   4,876 15.19 to 15.19    74    0.59%       2.44% to    2.44%
   2006................................ 1.40% to 1.40%  15,149 14.83 to 14.83   225    1.59%      16.61% to   16.61%
   2005................................ 1.40% to 1.40%  17,059 12.72 to 12.72   217    1.20%       5.04% to    5.04%
Legg Mason Partners Variable Income
  Trust
 Legg Mason Western Asset Variable
   Strategic Bond Portfolio -- Class I
   2009................................ 1.40% to 1.40%   4,244 14.53 to 14.53    62    5.36%      20.12% to   20.12%
   2008................................ 1.40% to 1.40%   5,157 12.09 to 12.09    62    6.24%    (18.19)% to (18.19)%
   2007................................ 1.40% to 1.40%   5,447 14.78 to 14.78    81    2.86%       0.56% to    0.56%
   2006................................ 1.40% to 1.40%  13,982 14.70 to 14.70   206    4.86%       3.56% to    3.56%
   2005................................ 1.40% to 1.40%  22,548 14.20 to 14.20   320    6.17%       1.04% to    1.04%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2009................................ 1.45% to 1.85% 163,834  8.12 to  9.93 1,456    0.45%      37.08% to   36.52%
   2008................................ 1.45% to 1.85% 179,791  5.93 to  7.27 1,163    0.32%    (37.90)% to (38.15)%
   2007................................ 1.45% to 1.85% 246,821  9.54 to 11.75 2,531    0.08%       9.41% to    8.96%
   2006................................ 1.45% to 2.10% 267,531  8.72 to 10.75 2,506    0.00%       5.75% to    5.06%
   2005................................ 1.45% to 1.85% 268,191 11.54 to  8.17 2,395    0.14%       2.72% to    2.36%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2009................................ 1.45% to 1.80% 146,002  9.58 to 10.27 1,469    1.39%      24.72% to   24.28%
   2008................................ 1.45% to 1.80% 187,475  7.68 to  8.26 1,510    0.90%    (34.22)% to (34.46)%
   2007................................ 1.45% to 1.80% 316,313 11.68 to 12.61 3,859    0.59%       8.43% to    8.04%
   2006................................ 1.45% to 2.10% 331,356 10.77 to 11.48 3,735    0.27%      11.06% to   10.33%
   2005................................ 1.45% to 1.80% 375,666 12.27 to  9.61 3,829    0.29%       5.48% to    5.10%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2009............................. 1.40% to 1.85%    75,052 14.86 to 11.08    768   0.00%      60.64% to   59.91%
   2008............................. 1.45% to 1.85%    91,281  6.21 to  6.93    581   5.35%    (40.40)% to (40.64)%
   2007............................. 1.40% to 1.85%   101,786 15.51 to 11.67  1,087   2.33%       0.81% to    0.35%
   2006............................. 1.40% to 2.10%   111,171 15.39 to 11.59  1,184   0.00%      11.36% to   10.56%
   2005............................. 1.40% to 1.80%   106,441 13.82 to  9.21  1,023   0.00%       3.57% to    3.15%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.80%    62,597 12.65 to 12.42    788   4.61%       1.91% to    1.55%
   2006............................. 1.45% to 1.85%    57,222 12.42 to 10.41    707   5.32%       4.85% to    4.43%
   2005............................. 1.45% to 1.80%    47,786 11.84 to 11.70    564   5.25%       0.15% to  (0.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   3.72%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 1,147,271 14.29 to  9.73 13,201   2.17%       2.42% to  (4.04)%
   2006............................. 1.45% to 2.10%   663,906 13.95 to 10.95  7,790   2.57%      10.01% to    9.29%
   2005............................. 1.45% to 2.10%   364,230 12.68 to 10.02  3,960   1.60%       3.13% to    0.22%
 MFS(R) Utilities Series -- Service
   Class Shares
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   6.66%    (38.71)% to (38.93)%
   2007............................. 1.45% to 1.80%   248,119 19.15 to 24.96  5,436   3.36%      25.70% to   25.25%
   2006............................. 1.45% to 2.10%   228,573 15.24 to 13.56  4,011   1.75%      29.07% to   28.22%
   2005............................. 1.45% to 1.80%   148,613 15.97 to 11.69  2,009   0.46%      14.89% to   14.48%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2009............................. 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008............................. 1.40% to 1.40%    29,034  8.76 to  8.76    254   5.54%    (44.27)% to (44.27)%
   2007............................. 1.40% to 1.40%    47,193 15.72 to 15.72    742   2.92%       2.33% to    2.33%
   2006............................. 1.40% to 1.40%    60,908 15.37 to 15.37    936   2.69%       9.60% to    9.60%
   2005............................. 1.40% to 1.40%    63,804 14.02 to 14.02    895   1.75%       2.44% to    2.44%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2009............................. 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   3.48%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55%   608,007 12.46 to  9.69  6,923   1.80%       2.94% to  (4.56)%
   2006............................. 1.45% to 2.10%   289,515 12.22 to 10.88  3,362   1.92%       9.25% to    8.54%
   2005............................. 1.45% to 2.10%   116,613 11.19 to 10.02  1,277   1.12%       2.17% to    0.23%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2009........................... 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008........................... 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%
   2007........................... 1.40% to 1.40%    42,425 15.11 to 15.11    641   0.27%      12.54% to   12.54%
   2006........................... 1.40% to 1.40%    76,363 13.43 to 13.43  1,025   0.40%       6.44% to    6.44%
   2005........................... 1.40% to 1.40%    95,109 12.61 to 12.61  1,200   0.92%       3.63% to    3.63%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2009........................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008........................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
   2007........................... 1.45% to 1.95%   326,014 16.51 to 11.16  5,279   0.01%      12.20% to   11.63%
   2006........................... 1.45% to 2.10%   368,738 14.71 to 10.93  5,251   0.19%       6.12% to    5.43%
   2005........................... 1.45% to 1.80%   360,762 13.86 to 11.56  4,932   0.68%       3.35% to    2.98%
 Oppenheimer Core Bond Fund/VA
   -- Non-Service Shares
   2009........................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008........................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
   2007........................... 1.40% to 1.40%    71,932 14.01 to 14.01  1,008   5.57%       2.92% to    2.92%
   2006........................... 1.40% to 1.40%   102,146 13.62 to 13.62  1,391   5.64%       3.81% to    3.81%
   2005........................... 1.40% to 1.40%   124,512 13.12 to 13.12  1,633   5.23%       1.16% to    1.16%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2009........................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008........................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.20%    (41.02)% to (41.86)%
   2007........................... 1.45% to 1.80%   660,568 16.13 to 16.47 10,803   1.45%       4.53% to    4.16%
   2006........................... 1.45% to 2.10%   563,742 15.43 to 12.69  8,844   0.75%      15.67% to   14.91%
   2005........................... 1.45% to 1.80%   408,142 14.28 to 13.22  5,554   0.77%      12.41% to   12.01%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2009........................... 1.40% to 1.40%    15,201  3.26 to  3.26     50   0.00%      23.57% to   23.57%
   2008........................... 1.40% to 1.40%    16,522  2.64 to  2.64     44   7.72%    (78.97)% to (78.97)%
   2007........................... 1.40% to 1.40%    17,149 12.54 to 12.54    215   9.03%     (1.51)% to  (1.51)%
   2006........................... 1.40% to 1.40%    38,076 12.74 to 12.74    485   7.53%       7.90% to    7.90%
   2005........................... 1.40% to 1.40%    44,334 11.80 to 11.80    523   6.61%       0.89% to    0.89%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2009........................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008........................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   1.49%    (39.33)% to (40.19)%
   2007........................... 1.45% to 1.95%   780,090 11.92 to 10.23  9,579   0.84%       2.63% to    2.30%
   2006........................... 1.45% to 2.10% 1,041,036 11.61 to 11.56 12,274   0.90%      13.10% to   12.35%
   2005........................... 1.45% to 1.80%   782,619 11.86 to 10.17  8,335   1.18%       4.21% to    3.84%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                      EXPENSES AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2009.............................. 1.15% to 2.55% 572,914  7.99 to  7.25 6,394     0.66%     35.31% to   33.39%
   2008.............................. 1.15% to 2.55% 565,616  5.90 to  5.44 4,778     0.82%   (38.72)% to (39.59)%
   2007.............................. 1.15% to 2.55% 609,742  9.64 to  9.00 8,792     0.26%   (62.57)% to (14.53)%
   2006.............................. 1.45% to 2.10% 308,592 19.24 to 11.80 5,729     0.17%     13.00% to   12.26%
   2005.............................. 1.45% to 1.85% 276,605 17.02 to 10.53 4,618     0.00%      8.13% to    5.27%
 Oppenheimer MidCap Fund/VA --
   Non-Service Shares
   2009.............................. 1.40% to 1.40%  29,464  8.52 to  8.52   251     0.00%     30.75% to   30.75%
   2008.............................. 1.40% to 1.40%  31,338  6.52 to  6.52   204     0.00%   (49.78)% to (49.78)%
   2007.............................. 1.40% to 1.40%  36,914 12.98 to 12.98   479     0.00%      4.84% to    4.84%
   2006.............................. 1.40% to 1.40%  49,038 12.38 to 12.38   607     0.00%      1.52% to    1.52%
   2005.............................. 1.40% to 1.40%  67,114 12.20 to 12.20   819     0.00%     10.76% to   10.76%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2009.............................. 1.45% to 1.80%  19,181 10.76 to 10.50   202     0.00%     30.34% to   29.88%
   2008.............................. 1.45% to 1.80%  19,137  8.25 to  8.09   155     0.00%   (49.95)% to (50.13)%
   2007.............................. 1.45% to 1.80%  19,494 16.49 to 16.22   316     0.00%      4.49% to    4.12%
   2006.............................. 1.45% to 2.10%  20,325 15.78 to 10.59   316     0.00%      1.22% to    0.55%
   2005.............................. 1.45% to 1.80%  17,793 15.59 to 13.25   274     0.00%     10.37% to    9.98%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2009.............................. 1.45% to 1.70% 135,108 11.35 to  9.85 1,506     8.20%     19.67% to   19.36%
   2008.............................. 1.45% to 1.70%  92,739  9.48 to  8.26   874     5.41%   (17.13)% to (17.34)%
   2007.............................. 1.45% to 1.70% 112,900 11.44 to 11.36 1,291     8.14%      6.61% to    6.34%
   2006.............................. 1.45% to 2.10%  78,885 10.73 to 10.45   846     5.45%      3.05% to    2.37%
   2005.............................. 1.45% to 1.70%  65,505 10.41 to 10.40   682     7.90%      4.14% to    3.96%
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative
   Class Shares
   2009.............................. 1.45% to 1.80%   8,041 13.51 to 12.70   104    13.94%     13.92% to   13.52%
   2008.............................. 1.45% to 1.80%   8,783 11.86 to 11.18   100     3.06%    (3.81)% to  (4.15)%
   2007.............................. 1.45% to 1.80%  11,954 12.33 to 11.67   142     3.36%      2.11% to    1.75%
   2006.............................. 1.45% to 1.80%  11,972 12.07 to 11.47   140     4.23%      0.71% to    0.35%
   2005.............................. 1.45% to 1.80%  13,291 11.99 to 11.43   154     3.21%      3.63% to    3.26%
 High Yield Portfolio --
   Administrative Class Shares
   2009.............................. 1.15% to 2.55% 714,532 10.51 to 10.02 8,897     8.71%     38.65% to   36.69%
   2008.............................. 1.15% to 2.55% 701,997  7.58 to  7.33 6,448     6.77%   (24.39)% to (25.46)%
   2007.............................. 1.45% to 2.10% 391,542 14.37 to 10.85 5,506     6.97%      1.98% to    1.31%
   2006.............................. 1.45% to 2.10% 507,230 14.09 to 10.71 6,741     6.87%      7.50% to    6.79%
   2005.............................. 1.45% to 1.85% 368,012 13.11 to 10.04 4,751     6.60%      2.61% to    0.42%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2009........................... 1.15% to 2.55%   860,620 11.21 to 11.27 11,779   7.01%     (5.48)% to  (6.82)%
   2008........................... 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710   4.24%      15.94% to   14.31%
   2007........................... 1.15% to 2.55%   906,567 10.23 to 10.58 12,168   4.53%      39.98% to    8.82%
   2006........................... 1.45% to 2.10%   689,640 13.81 to  9.85  8,952   5.57%     (0.31)% to  (0.97)%
   2005........................... 1.45% to 1.85%   646,666 13.86 to  9.96  8,606   4.43%       3.23% to  (0.43)%
 Low Duration Portfolio --
   Administrative Class Shares
   2009........................... 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371   6.65%      12.02% to   10.43%
   2008........................... 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729   4.47%     (1.57)% to  (2.96)%
   2007........................... 1.15% to 2.55% 2,419,403 10.07 to 10.39 25,886   3.29%      12.33% to    5.82%
   2006........................... 1.45% to 2.10%   128,640 10.24 to 10.15  1,313   4.23%       2.47% to    1.79%
   2005........................... 1.45% to 1.85%    70,800  9.99 to  9.97    706   2.26%     (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2009........................... 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444   6.82%      12.73% to   11.13%
   2008........................... 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193   5.68%       3.59% to    2.12%
   2007........................... 1.15% to 2.55% 2,192,913 10.51 to 10.13 27,935   4.78%      23.46% to    7.72%
   2006........................... 1.40% to 2.10% 2,283,709 10.81 to 10.11 27,078   5.05%       2.39% to    1.66%
   2005........................... 1.40% to 1.85% 1,822,587 12.27 to  9.96 21,610   4.34%       1.02% to  (0.40)%
Rydex Variable Trust
 NASDAQ-100(R) Fund
   2009........................... 1.45% to 1.80%    88,229  8.27 to  9.53    816   0.00%      49.80% to   49.27%
   2008........................... 1.45% to 1.80%    93,813  5.52 to  6.39    579   0.17%    (42.76)% to (42.96)%
   2007........................... 1.45% to 1.80%    99,244  9.64 to 11.20  1,069   0.07%      16.11% to   15.69%
   2006........................... 1.45% to 2.10%   101,920  8.30 to 10.69    951   0.00%       4.24% to    3.56%
   2005........................... 1.45% to 1.80%   105,385 11.38 to  7.89    946   0.00%     (0.35)% to  (0.70)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2009........................... 1.40% to 1.40%    20,636 10.22 to 10.22    211   0.65%      45.51% to   45.51%
   2008........................... 1.40% to 1.40%    21,446  7.03 to  7.03    151   0.21%    (46.91)% to (46.91)%
   2007........................... 1.40% to 1.40%    35,657 13.23 to 13.23    472   0.35%      18.26% to   18.26%
   2006........................... 1.40% to 1.40%    51,334 11.19 to 11.19    575   0.13%       3.68% to    3.68%
   2005........................... 1.40% to 1.40%    64,903 10.79 to 10.79    701   0.23%      10.47% to   10.47%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2009........................... 1.40% to 1.40%    24,206 10.19 to 10.19    247   0.00%      43.48% to   43.48%
   2008........................... 1.40% to 1.40%    27,156  7.10 to  7.10    193   0.00%    (47.35)% to (47.35)%
   2007........................... 1.40% to 1.40%    40,688 13.49 to 13.49    549   0.00%      15.59% to   15.59%
   2006........................... 1.40% to 1.40%    66,572 11.67 to 11.67    777   0.00%      18.34% to   18.34%
   2005........................... 1.40% to 1.40%    82,007  9.86 to  9.86    809   0.00%      15.25% to   15.25%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                         EXPENSES AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2009................................. 1.45% to 2.25%  88,087 18.87 to  9.82 1,554     0.00%     55.12% to   53.86%
   2008................................. 1.45% to 2.25%  88,573 12.16 to  6.39 1,015     7.19%   (40.28)% to (40.77)%
   2007................................. 1.15% to 2.55% 342,398  9.65 to 10.24 4,709    10.05%   (60.83)% to    3.60%
   2006................................. 1.45% to 2.10% 203,375 18.77 to 12.42 2,659     0.28%     11.97% to   11.23%
   2005................................. 1.45% to 1.80%   4,679 16.76 to 14.72    78     0.00%     19.51% to   19.08%
 Jennison Portfolio -- Class II Shares
   2009................................. 1.45% to 1.85%   8,289 13.90 to 10.10   113     0.29%     40.21% to   39.64%
   2008................................. 1.45% to 1.85%   6,285  9.91 to  7.23    61     0.07%   (38.46)% to (38.71)%
   2007................................. 1.45% to 1.85%   6,212 16.11 to 11.80    98     0.00%      9.93% to    9.48%
   2006................................. 1.45% to 2.10%   6,298 14.66 to 10.74    90     0.00%    (0.10)% to  (0.76)%
   2005................................. 1.60% to 1.80%   4,257 14.61 to 12.75    60     0.00%     12.21% to   11.98%
 Natural Resources Portfolio --
   Class II Shares
   2009................................. 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    10.50%     74.38% to   71.91%
   2008................................. 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    12.80%   (53.73)% to (54.38)%
   2007................................. 1.15% to 2.55% 144,211 10.13 to 12.90 3,101    25.50%     46.22% to   24.48%
   2006................................. 1.45% to 2.10%  58,919 17.83 to 15.26 1,048     2.33%     19.96% to   19.17%
   2005................................. 1.45% to 1.80%  20,961 14.86 to 14.83   311     0.00%     48.61% to   48.25%
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio --
   Class II Shares
   2009................................. 1.45% to 2.55% 159,548  8.95 to  8.71 1,410     2.90%     20.71% to   19.36%
   2008................................. 1.45% to 2.55% 139,317  7.41 to  7.30 1,026     3.23%   (23.80)% to (24.65)%
   2007................................. 1.45% to 2.55%  97,099  9.76 to  9.68   942     0.15%    (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Capital Growth Portfolio -- Class II
   Shares
   2009................................. 1.45% to 1.80%  38,438  9.09 to  8.85   353     0.00%     63.24% to   62.66%
   2008................................. 1.45% to 1.80%  48,771  5.57 to  5.44   274     0.20%   (49.85)% to (50.03)%
   2007................................. 1.45% to 1.80%  49,554 11.10 to 10.88   558     0.00%     14.94% to   14.53%
   2006................................. 1.45% to 2.10%  30,869  9.66 to 10.46   304     0.00%      1.14% to    0.48%
   2005................................. 1.45% to 1.80%  20,639 11.54 to  9.43   199     0.01%      6.08% to    5.71%
 Comstock Portfolio -- Class II Shares
   2009................................. 1.45% to 2.25% 302,568 10.85 to  7.49 3,165     4.31%     26.55% to   25.52%
   2008................................. 1.45% to 2.25% 334,381  8.58 to  5.97 2,788     2.39%   (36.73)% to (37.25)%
   2007................................. 1.15% to 2.55% 736,728  9.50 to  9.12 8,915     1.33%   (86.90)% to (12.88)%
   2006................................. 1.45% to 2.10% 361,698 14.08 to 11.68 4,981     2.30%     14.37% to   13.61%
   2005................................. 1.45% to 1.85% 272,991 12.78 to 10.29 3,362     0.75%      2.93% to    2.24%

--------
1 Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

2 The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
3 The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2009

                                                                                                                PAGE
                                                                                                                ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm........................................... F-1

   Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.................. F-2

   Consolidated Balance Sheets as of December 31, 2009 and 2008................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2009, 2008 and
     2007...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/  KPMG LLP

Richmond, Virginia
April 13, 2010

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Operations

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          -----------------------
                           2009     2008    2007
                          ------  -------  ------
Revenues:
Net investment income.... $298.4  $ 314.1  $301.4
Premiums.................  179.3    210.7   214.7
Net investment gains
  (losses)...............  (92.6)  (228.8)  (22.8)
Policy fees and other
  income.................   26.0     29.0    18.0
                          ------  -------  ------
   Total revenues........  411.1    325.0   511.3
                          ------  -------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  202.5    231.5   220.7
Interest credited........  128.3    143.4   124.6
Acquisition and
  operating expenses,
  net of deferrals.......   39.0     45.6    39.5
Amortization of deferred
  acquisition costs and
  intangibles............   23.2     35.0    42.4
Goodwill impairment......     --     25.3      --
Interest expense.........    0.1       --      --
                          ------  -------  ------
   Total benefits and
     expenses............  393.1    480.8   427.2
                          ------  -------  ------
Income (loss) before
  income taxes...........   18.0   (155.8)   84.1
Provision (benefit) for
  income taxes...........    5.2    (46.9)   29.7
                          ------  -------  ------
Net income (loss)........ $ 12.8  $(108.9) $ 54.4
                          ======  =======  ======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $(99.1) $(194.9) $ (9.2)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........   14.8       --      --
                          ------  -------  ------
Net other-than-temporary
  impairments............  (84.3)  (194.9)   (9.2)
Other investment gains
  (losses)...............   (8.3)   (33.9)  (13.6)
                          ------  -------  ------
Total net investment
  gains (losses)......... $(92.6) $(228.8) $(22.8)
                          ======  =======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                    DECEMBER 31,
                                 ------------------
                                   2009      2008
                                 --------  --------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $5,043.1  $3,620.0
   Equity securities
    available-for-sale,
    at fair value...............      1.3      23.5
   Commercial mortgage
    loans.......................    798.4     892.7
   Policy loans.................     30.1      31.5
   Other invested assets........    126.7     530.8
                                 --------  --------
    Total investments...........  5,999.6   5,098.5
 Cash and cash
   equivalents..................    124.9     497.7
 Accrued investment
   income.......................     57.9      51.4
 Deferred acquisition
   costs........................    502.9     608.4
 Intangible assets..............     74.0      86.4
 Goodwill.......................     49.1      49.1
 Reinsurance recoverable........  1,931.1   1,877.1
 Other assets...................     37.7      41.3
 Deferred tax asset.............       --     110.8
 Separate account assets........    909.5     707.3
                                 --------  --------
    Total assets................ $9,686.7  $9,128.0
                                 ========  ========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $2,425.4  $2,303.1
   Policyholder account
    balances....................  4,236.9   4,558.5
   Liability for policy
    and contract claims.........    368.0     318.7
   Unearned premiums............     59.4      58.3
   Other liabilities............    508.9     547.2
   Deferred tax liability.......     73.0        --
   Separate account
    liabilities.................    909.5     707.3
                                 --------  --------
    Total liabilities...........  8,581.1   8,493.1
                                 --------  --------
 Commitments and
   contingencies

 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................      3.1       3.1
   Additional paid-in
    capital.....................    842.9     667.0
                                 --------  --------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................    (75.8)   (442.1)
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............     (6.8)       --
                                 --------  --------
    Net unrealized
     investment gains
     (losses)...................    (82.6)   (442.1)
                                 --------  --------
    Derivatives
     qualifying as hedges.......     34.7     132.6
                                 --------  --------
   Total accumulated
    other comprehensive
    income (loss)...............    (47.9)   (309.5)
   Retained earnings............    307.5     274.3
                                 --------  --------
     Total stockholders'
       equity...................  1,105.6     634.9
                                 --------  --------
     Total liabilities
       and stockholders'
       equity................... $9,686.7  $9,128.0
                                 ========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2006.........  $3.1    $629.5      $   9.0    $ 328.8    $  970.4
                                                                        --------
Comprehensive income
  (loss):
   Net income...............    --        --           --       54.4        54.4
   Net unrealized gains
     (losses) on
     investment
     securities.............    --        --        (39.2)        --       (39.2)
   Derivatives
     qualifying as hedges...    --        --         13.6         --        13.6
                                                                        --------
Total comprehensive
  income (loss).............                                                28.8
Other transactions with
  stockholders..............    --       5.3           --         --         5.3
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2007.........   3.1     634.8        (16.6)     383.2     1,004.5
                                                                        --------
Comprehensive income
  (loss):
   Net loss.................    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities.............    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges...    --        --        119.0         --       119.0
                                                                        --------
Total comprehensive
  income (loss).............                                              (401.8)
Other transactions with
  stockholders..............    --       0.7           --         --         0.7
Capital contribution........    --      31.5           --         --        31.5
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.........   3.1     667.0       (309.5)     274.3       634.9
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        (18.9)      20.4         1.5
Comprehensive income
  (loss):
   Net income...............    --        --           --       12.8        12.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        377.5         --       377.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          0.9         --         0.9
   Derivatives
     qualifying as hedges...    --        --        (97.9)        --       (97.9)
                                                                        --------
Total comprehensive
  income (loss).............                                               293.3
Other transactions with
  stockholders..............    --      25.9           --         --        25.9
Capital contribution........    --     150.0           --         --       150.0
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2009.........  $3.1    $842.9      $ (47.9)   $ 307.5    $1,105.6
                              ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                              YEARS ENDED DECEMBER 31,
                            ----------------------------
                              2009     2008       2007
                            -------  --------  ---------
Cash flows from
 operating activities:
 Net income (loss)......... $  12.8  $ (108.9) $    54.4
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................    92.6     228.8       22.8
   Charges assessed to
    policyholders..........   (12.9)    (13.1)     (10.6)
   Amortization of fixed
    maturity discounts
    and premiums...........     7.8       2.8        2.3
   Acquisition costs
    deferred...............   (32.8)    (93.6)     (76.3)
   Amortization of
    deferred acquisition
    costs and intangibles..    23.2      35.0       42.4
   Goodwill impairment.....      --      25.3         --
   Deferred income taxes...    14.8     (37.7)      13.3
   Net increase
    (decrease) in
    trading securities
    and derivative
    instruments............    22.1      27.3      (24.4)
 Changes in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................     9.7     (16.6)      (6.6)
   Insurance reserves......   250.7     369.2      229.4
   Other liabilities and
    other policy-related
    balances...............     3.6     (62.5)      44.4
                            -------  --------  ---------
 Net cash from operating
   activities..............   391.6     356.0      291.1
                            -------  --------  ---------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............   292.6     228.2      345.9
   Commercial mortgage
    loans..................    91.6     112.2       84.5
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......    69.8     339.9      636.4
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (862.7)   (892.0)  (1,226.0)
   Commercial mortgage
    loans..................      --     (23.1)    (102.6)
 Other invested assets,
   net.....................     1.8      (1.2)       0.3
 Policy loans, net.........     1.4      (0.7)       1.4
                            -------  --------  ---------
 Net cash from investing
   activities..............  (405.5)   (236.7)    (260.1)
                            -------  --------  ---------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............   206.0   1,052.8    1,087.8
 Withdrawals from
   universal life and
   investment contracts....  (578.5)   (930.8)  (1,004.5)
 Proceeds from
   short-term borrowings
   and other, net..........    99.4      (2.7)        --
 Payments on short-term
   borrowings..............   (86.0)       --      (16.6)
 Capital contribution
   from parents............     0.2      31.5         --
                            -------  --------  ---------
 Net cash from financing
   activities..............  (358.9)    150.8       66.7
                            -------  --------  ---------
 Net change in cash and
   cash equivalents........  (372.8)    270.1       97.7
Cash and cash
 equivalents at
 beginning of year.........   497.7     227.6      129.9
                            -------  --------  ---------
Cash and cash
 equivalents at end of
 year...................... $ 124.9  $  497.7  $   227.6
                            =======  ========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2009, 2008 and 2007

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include, GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through April 13, 2010, which is the date the financial statements were issued.

  (C) NATURE OF BUSINESS

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed). Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments and the results of our non-strategic products. Our non-strategic products include our institutional products which consist of funding agreements backing notes ("FABNs").

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   In December 2009, we began reporting our institutional products previously included in our Retirement Income and Investments segment in Corporate and Other activities. As part of our refined strategy, these products were deemed non-strategic. All prior period amounts have been re-presented.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2009, 2008 and 2007, 46.3%, 61.9% and 54.9%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 14.1%, 41.6%, and 33.5%, respectively, of total product sales.

  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities. The liabilities recorded at fair value include derivative and GMWB liabilities.

   We continually assess the non-performance risk on our liabilities recorded at fair value and will make adjustments in future periods as additional information is obtained that would indicate such an adjustment is necessary to accurately present the fair value measurement in accordance with U.S. GAAP.

  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

  (J) OTHER INVESTED ASSETS

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities, all of which have scheduled maturities of less than three years. As of December 31, 2009 and 2008, the fair value of securities loaned under the securities lending program was $49.3 million and $25.9 million, respectively. As of December 31, 2009 and 2008, the fair value of collateral held under the securities lending program was $51.0 million and $27.0 million, respectively, and the offsetting obligation to return collateral of $51.1 million and $27.0 million, respectively, was included in other liabilities in the consolidated balance sheets.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2009 and 2008, the fair value of securities pledged under the repurchase program was $132.5 million and $36.4 million, respectively, and the repurchase obligation of $130.4 million and $37.4 million, respectively, was included in other liabilities on the consolidated balance sheet.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2009 and 2008, we recorded $4.8 million and $9.9 million, respectively charge to DAC as a result of our loss recognition testing. For the year ended December 31, 2007, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2009, 2008 and 2007, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   For the years ended December 31, 2009 and 2007, no charges were recorded as a result of our goodwill impairment testing. In 2008, we recorded goodwill impairments of $25.3 million as a result of our goodwill impairment testing. See note 5 for additional information related to goodwill impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change to the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (U) ACCOUNTING CHANGES

   Fair Value Measurements and Disclosures -- Measuring Liabilities At Fair
Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Subsequent Events

   On June 30, 2009, we adopted new accounting guidance related to accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This accounting guidance required the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. On April 1, 2009, we recorded a net cumulative effect adjustment of $20.4 million to retained earnings with an offset to

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

accumulated other comprehensive income (loss) of $18.9 million related to the adoption of this new accounting guidance. The following summarizes the components for the cumulative effect adjustment:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....      $(39.6)           $ 39.6              $  --
Adjustment to DAC........         7.7              (5.8)               1.9
Adjustment to PVFP.......         1.8              (1.6)               0.2
Adjustment to sales
  inducements............         0.8              (0.8)                --
Adjustment to certain
  benefit reserves.......          --               0.2                0.2
Provision for income
  taxes..................        10.4             (11.2)              (0.8)
                               ------            ------              -----
Net cumulative effect
  adjustment.............      $(18.9)           $ 20.4              $ 1.5
                               ======            ======              =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in Variable Interest Entities ("VIEs"). This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the U.S. Securities and Exchange Commission, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statement.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for the asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Amendment to Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting For Uncertainty In Income Taxes

   On January 1, 2007, we adopted new accounting guidance related to accounting for uncertainty in income taxes. This accounting guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position. Upon adoption of this new accounting guidance on January 1, 2007, there were no unrecognized tax benefits.

   Accounting By Insurance Enterprises For DAC In Connection With Modifications Or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted new accounting guidance related to accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. This accounting guidance provides guidance on accounting for DAC and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this new accounting guidance had no impact on our consolidated results of operations and financial position.

  (V) ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

   In March 2010, the FASB issued new accounting guidance clarifying the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, entities will be required to bifurcate any embedded credit derivative features that no longer qualify under the amended scope exception, or, for certain investments, an entity can elect fair value option and record the entire investment at fair value. This accounting guidance will be effective for us on July 1, 2010. Upon adoption, any changes in the carrying value of impacted items will be recorded directly in retained earnings. We have not yet determined the impact this accounting guidance will have on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require new disclosures and clarify existing disclosure requirements related to fair value. This accounting guidance will be effective for us on January 1, 2010 except for the new disclosure requirements about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements, which will be effective for us on January 1, 2011. We do not expect the adoption of this new accounting guidance to have a material impact on our consolidated financial statements.

   In June 2009, the FASB issued new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. This accounting guidance will be effective for us on January 1, 2010 and shall apply to transfers that occur on or after the effective date. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. However, the elimination of the qualifying special purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   In June 2009, the FASB issued new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. This accounting guidance will be effective for us on January 1, 2010. Upon adoption of this new accounting guidance, we will be required to consolidate certain VIEs, including previously qualified special purpose entities and investment structures. We will record a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interest in these entities prior to adoption. We anticipate the impact upon adoption of this new accounting guidance will be approximately $160.0 million, pre-tax and other adjustments, and will be recorded as a reduction in retained earnings on January 1, 2010, with a related increase in total assets and total liabilities of approximately $100.0 million.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                 2009    2008    2007
---------------------                                ------  ------  ------
Fixed maturity and equity securities................ $259.6  $262.0  $238.8
Commercial mortgage loans...........................   49.1    56.3    58.2
Other invested assets...............................   (6.1)   (4.4)   10.0
Policy loans........................................    1.8     1.9     1.8
Cash, cash equivalent and short-term investments....    2.2     6.2      --
                                                     ------  ------  ------
   Gross investment income before expenses and fees.  306.6   322.0   308.8
Expenses and fees...................................   (8.2)   (7.9)   (7.4)
                                                     ------  ------  ------
   Net investment income............................ $298.4  $314.1  $301.4
                                                     ======  ======  ======

  (B) NET INVESTMENT GAINS (LOSSES)

   Net investment gains (losses) were as follows for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                            2009     2008    2007
---------------------                                           ------  -------  ------
Available-for-sale securities:
   Realized gains on sale...................................... $ 10.7  $   8.9  $  0.8
   Realized losses on sale.....................................   (8.7)   (41.9)  (13.0)
Impairments:
   Total other-than-temporary impairments......................  (99.1)  (194.9)   (9.2)
   Portion of other-than-temporary impairments included in OCI.   14.8       --      --
                                                                ------  -------  ------
   Net other-than-temporary impairments........................  (84.3)  (194.9)   (9.2)
                                                                ------  -------  ------
Net unrealized gains (losses) on trading securities............    0.2     (0.5)   (1.3)
Commercial mortgage loans......................................   (2.6)    (0.2)   (0.5)
Derivative instruments.........................................   (7.9)    (0.2)    0.4
                                                                ------  -------  ------
   Net investment gains (losses)............................... $(92.6) $(228.8) $(22.8)
                                                                ======  =======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

ineffectiveness on qualifying derivative instruments. See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2009, 2008 and 2007 was $182.2 million, $178.9 million and $513.3 million, respectively, which was approximately 95.4%, 81.1% and 97.3%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                             2009
---------------------                                                            ------
Cumulative credit losses, beginning balance..................................... $   --
Adoption of new accounting guidance related to other-than-temporary impairments.   98.8
Additions:
   Other-than-temporary impairments not previously recognized...................    0.9
   Increases related to other-than-temporary impairments previously recognized..   22.2
Reductions:
   Securities sold, paid down or disposed.......................................  (19.8)
   Securities where there is intent to sell.....................................   (1.3)
                                                                                 ------
Cumulative credit losses, ending balance........................................ $100.8
                                                                                 ======

  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to DAC, PVFP and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated were as follow as of December 31:

(AMOUNTS IN MILLIONS)                                      2009     2008    2007
---------------------                                    -------  -------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(149.0) $(811.3) $(74.3)
   Equity securities....................................     0.6    (17.0)    2.5
   Other invested assets................................    (0.1)      --      --
                                                         -------  -------  ------
       Subtotal.........................................  (148.5)  (828.3)  (71.8)
Adjustments to DAC, PVFP and sales inducements..........    21.2    143.3    25.1
Income taxes, net.......................................    44.7    242.9    16.5
                                                         -------  -------  ------
Net unrealized investment gains (losses)................ $ (82.6) $(442.1) $(30.2)
                                                         =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                              2009     2008     2007
---------------------                                                                            -------  -------  -------
Beginning balance............................................................................... $(442.1) $ (30.2) $   9.0
Cumulative effect of change in accounting.......................................................   (18.9)      --       --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities...........................................   637.1   (984.5)  (101.5)
   Adjustment to DAC............................................................................  (107.4)    89.2     15.0
   Adjustment to PVFP...........................................................................   (20.5)    27.0      2.8
   Adjustment to sales inducements..............................................................    (4.5)     2.0      2.0
   Provision for income taxes...................................................................  (179.8)   306.2     28.7
                                                                                                 -------  -------  -------
       Change in unrealized gains (losses) on investment securities.............................   324.9   (560.1)   (53.0)
Reclassification adjustments to net investment (gains) losses, net of taxes of $(28.8), $(79.8)
  and $(7.5)....................................................................................    53.5    148.2     13.8
                                                                                                 -------  -------  -------
Ending balance.................................................................................. $ (82.6) $(442.1) $ (30.2)
                                                                                                 =======  =======  =======

  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                            GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                          --------------------------- --------------------------
                                                AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                 COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)                             COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------                           --------- --------------- ----------- --------------- ----------- --------
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises..................... $  193.8      $  4.4         $ --         $  (2.9)      $   --    $  195.3
   Government -- non-U.S.......................     71.7         3.7           --            (1.9)          --        73.5
   U.S. corporate..............................  2,330.6        80.6           --           (56.1)          --     2,355.1
   Corporate -- non-U.S........................    927.6        26.8          0.2           (15.6)          --       939.0
   Residential mortgage-backed.................    450.2        11.5          1.5           (14.8)       (11.1)      437.3
   Commercial mortgage-backed..................    601.0         5.1           --           (67.7)        (3.9)      534.5
   Other asset-backed..........................    617.2         3.0           --          (110.2)        (1.6)      508.4
                                                --------      ------         ----         -------       ------    --------
       Total fixed maturity securities.........  5,192.1       135.1          1.7          (269.2)       (16.6)    5,043.1
Equity securities..............................      0.7         0.6           --              --           --         1.3
                                                --------      ------         ----         -------       ------    --------
       Total available-for-sale securities..... $5,192.8      $135.7         $1.7         $(269.2)      $(16.6)   $5,044.4
                                                ========      ======         ====         =======       ======    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                GROSS      GROSS
                                  AMORTIZED   UNREALIZED UNREALIZED  FAIR
(AMOUNTS IN MILLIONS)            COST OR COST   GAINS      LOSSES    VALUE
---------------------            ------------ ---------- ---------- --------
Fixed maturity
  securities:
   U.S. government and
     agencies...................   $   76.0     $16.9     $  (0.1)  $   92.8
   Government -- non-U.S........       60.4       0.6        (8.8)      52.2
   U.S. corporate...............    1,922.5      26.7      (246.6)   1,702.6
   Corporate -- non-U.S.........      771.6       1.8      (130.4)     643.0
   Residential
     mortgage-backed............      448.5      16.3       (53.0)     411.8
   Commercial
     mortgage-backed............      617.1       1.8      (143.0)     475.9
   Other asset-backed...........      535.2        --      (293.5)     241.7
                                   --------     -----     -------   --------
       Total fixed
         maturity
         securities.............    4,431.3      64.1      (875.4)   3,620.0
Equity securities...............       40.5        --       (17.0)      23.5
                                   --------     -----     -------   --------
       Total
         available-for-sale
         securities.............   $4,471.8     $64.1     $(892.4)  $3,643.5
                                   ========     =====     =======   ========

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                               LESS THAN 12 MONTHS            12 MONTHS OR MORE
                           ---------------------------- ------------------------------
                                    GROSS                          GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
---------                  ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.......... $ 98.3   $ (2.9)       7     $     --  $    --       --
   Government -- non-U.S..    2.3       --        3         12.2     (1.9)      10
   U.S. corporate.........  211.6     (5.1)      45        538.0    (51.0)     108
   Corporate -- non-U.S...   25.0     (0.2)       5        183.0    (15.4)      41
   Residential
     mortgage-backed......  109.3    (10.5)      40         83.4    (15.4)      29
   Commercial
     mortgage-backed......  111.9     (2.7)      16        179.8    (68.9)      54
   Other asset-backed.....   77.0     (1.3)      10        353.5   (110.5)      13
                           ------   ------      ---     --------  -------      ---
   Subtotal, fixed
     maturity securities..  635.4    (22.7)     126      1,349.9   (263.1)     255
Equity securities.........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $611.8   $(12.9)     112     $  989.8  $ (66.3)     183
   20-50% Below cost......   22.1     (7.4)      11        342.9   (163.1)      52
   (greater than)50%
     Below cost...........    1.5     (2.4)       3         17.2    (33.7)      20
                           ------   ------      ---     --------  -------      ---
   Total fixed maturity
     securities...........  635.4    (22.7)     126      1,349.9   (263.1)     255
                           ------   ------      ---     --------  -------      ---
% Below cost -- equity
  securities:
   20-50% Below cost......     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
   Total equity
     securities...........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===

Investment grade.......... $606.6   $(16.3)     105     $  993.8  $(147.2)     186
Below investment grade....   28.8     (6.4)      21        356.1   (115.9)      69
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The investment securities in an unrealized loss position as of December 31, 2009 consisted of 381 securities accounting for unrealized losses of $285.8 million. Of these unrealized losses of $285.8 million, 57.2% were investment grade (rated "AAA" through "BBB-") and 27.7% were less than 20% below cost. The securities less than 20% below cost were primarily attributable to a generally high interest rate environment including widening credit spreads during 2009. Included in these unrealized losses as of December 31, 2009 was $16.6 million of unrealized losses on other-than-temporary impaired securities. Of the total unrealized losses on other-than-temporary impaired securities, $10.5 million have been in an unrealized loss position for more than 12 months. The amount of the unrealized loss on these securities was primarily attributable to increased credit spreads and the depressed market for structured mortgage securities.

   Of the unrealized losses of $285.8 million, $209.3 million were related to structured securities and $41.2 million were related to corporate securities in the finance and insurance sector. The remaining gross unrealized losses of $35.3 million were spread evenly across all other sectors with no individual sector exceeding $10.1 million.

   Of the $209.3 million unrealized losses in structured securities, 53.4% were in other asset-backed securities and 34.2% were in commercial mortgage-backed securities with the remainder in residential mortgage-backed securities. Approximately 50.0% of the total unrealized losses in structured securities were on securities that have retained investment grade ratings. Most of these securities have been in an unrealized loss position for 12 months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2009.

   Of the $41.2 million unrealized losses in the finance and insurance sector, most have been in an unrealized loss position for 12 months or more. Most of these securities have retained a credit rating of investment grade. A portion of the unrealized losses included securities where an other-than-temporary impairment was recorded in OCI. The remaining unrealized losses in our U.S. and non-U.S. corporate securities were evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. All of these securities retain a credit rating of investment grade. The majority of these securities were issued by foreign financial institutions. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions, the risk that income payments may be deferred and the risk that these institutions could be nationalized. Based on this evaluation, we determined that the unrealized losses on these securities represented temporary impairments as of December 31, 2009.

   Of the investment securities in an unrealized loss position for 12 months or more as of December 31, 2009, 72 securities were 20% or more below cost, of which 23 securities were also below investment grade (rated "BB+" and below) and accounted for unrealized losses of $103.0 million. These securities were primarily structured securities or securities issued by corporations in the finance and insurance sector. Included in this amount are other-than-temporarily impaired securities where the non-credit loss of $3.4 million was recorded in OCI.

   As of December 31, 2009, we expect to recover our amortized cost on the securities included in the chart above and do not intend to sell or it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. While we expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                LESS THAN 12 MONTHS             12 MONTHS OR MORE
                           ------------------------------ ------------------------------
                                      GROSS                          GROSS
(DOLLAR AMOUNTS IN          FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED NUMBER OF
MILLIONS)                   VALUE     LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
---------                  -------- ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.......... $     --  $    --       --     $    3.3  $  (0.1)       1
   Government -- non-U.S..     37.6     (7.3)      41          1.6     (1.5)       6
   U.S. corporate.........    738.9    (98.4)     191        504.2   (148.2)     124
   Corporate -- non-U.S...    490.5    (77.2)     131        118.1    (53.2)      50
   Residential
     mortgage-backed......    165.5    (38.8)      38         26.4    (14.2)      16
   Commercial
     mortgage-backed......    140.7    (19.3)      26        304.2   (123.7)      68
   Other asset-backed.....     72.3    (58.5)       6        167.6   (235.0)      11
                           --------  -------      ---     --------  -------      ---
   Subtotal, fixed
     maturity securities..  1,645.5   (299.5)     433      1,125.4   (575.9)     276
Equity securities.........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $1,341.7  $(135.3)     329     $  595.7  $ (80.7)     123
   20-50% Below cost......    256.3   (103.1)      99        395.2   (199.3)     104
   (greater than)50%
     Below cost...........     47.5    (61.1)       5        134.5   (295.9)      49
                           --------  -------      ---     --------  -------      ---
   Total fixed maturity
     securities...........  1,645.5   (299.5)     433      1,125.4   (575.9)     276
                           --------  -------      ---     --------  -------      ---
% Below cost -- equity
  securities:
   20-50% Below cost......      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
   Total equity
     securities...........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

Investment grade.......... $1,423.0  $(250.0)     334     $1,084.2  $(568.5)     244
Below investment grade....    225.7    (51.8)     100         60.8    (22.1)      33
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2009 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         AMORTIZED
(AMOUNTS IN MILLIONS)                   COST OR COST FAIR VALUE
---------------------                   ------------ ----------
Due one year or less...................   $  106.9    $  107.2
Due after one year through five years..    1,158.4     1,181.7
Due after five years through ten years.      744.6       760.8
Due after ten years....................    1,513.8     1,513.2
                                          --------    --------
   Subtotal............................    3,523.7     3,562.9
Residential mortgage-backed............      450.2       437.3
Commercial mortgage-backed.............      601.0       534.5
Other asset-backed.....................      617.2       508.4
                                          --------    --------
   Total...............................   $5,192.1    $5,043.1
                                          ========    ========

   As of December 31, 2009, $334.7 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2009, securities issued by finance and insurance, utilities and energy, and consumer -- non-cyclical industry groups represented approximately 20.0%, 28.9% and 16.5% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2009, we did not hold any fixed maturity securities in any single issuer other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders equity.

   As of December 31, 2009 and 2008, $2.5 million and $2.7 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2009            2008
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
PROPERTY TYPE
Retail....................................................  $280.8   35.0%  $303.9   33.9%
Industrial................................................   250.4   31.2    274.8   30.7
Office....................................................   172.1   21.4    191.0   21.4
Apartments................................................    68.9    8.6     81.1    9.1
Mixed use/other...........................................    30.6    3.8     43.5    4.9
                                                            ------  -----   ------  -----
   Total principal balance................................   802.8  100.0%   894.3  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.7             0.9
   Allowance for losses...................................    (5.1)           (2.5)
                                                            ------          ------
   Total..................................................  $798.4          $892.7
                                                            ======          ======

                                                                2009            2008
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
GEOGRAPHIC REGION
Pacific...................................................  $277.3   34.5%  $295.0   33.0%
South Atlantic............................................   180.6   22.5    215.9   24.1
Middle Atlantic...........................................    93.9   11.7    100.7   11.3
East North Central........................................    75.1    9.4     83.0    9.3
Mountain..................................................    53.2    6.6     58.2    6.5
New England...............................................    37.2    4.6     47.5    5.3
West North Central........................................    30.6    3.8     35.7    4.0
West South Central........................................    32.4    4.1     34.9    3.9
East South Central........................................    22.5    2.8     23.4    2.6
                                                            ------  -----   ------  -----
   Total principal balance................................   802.8  100.0%   894.3  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.7             0.9
   Allowance for losses...................................    (5.1)           (2.5)
                                                            ------          ------
   Total..................................................  $798.4          $892.7
                                                            ======          ======

   As of December 31, 2009 and 2008, there was no concentration of mortgage originations in any one state.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2009 and 2008) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2009 and 2008).

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table presents the activity in the allowance for losses during the years ended December 31:

(AMOUNTS IN MILLIONS)      2009  2008  2007
---------------------      ---- -----  ----
Balance as of January 1... $2.5 $ 2.3  $1.8
Provision.................  2.6   0.3   0.5
Release...................   --  (0.1)   --
                           ---- -----  ----
Balance as of December 31. $5.1 $ 2.5  $2.3
                           ==== =====  ====

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                          2009            2008
                                     --------------  --------------
                                     CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                 VALUE   TOTAL   VALUE   TOTAL
---------------------                -------- -----  -------- -----
Securities lending collateral.......  $ 51.0   40.3%  $ 27.0    5.1%
Derivatives.........................    44.4   35.0    264.9   49.9
Trading securities..................    17.3   13.7     19.2    3.6
Derivatives counterparty collateral.    13.6   10.7    217.1   40.9
Other investments...................     0.4    0.3      2.6    0.5
                                      ------  -----   ------  -----
   Total other invested assets......  $126.7  100.0%  $530.8  100.0%
                                      ======  =====   ======  =====

(3)DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS           DERIVATIVE LIABILITIES
                           ------------------------------- -----------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        -------------     SHEET        ------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2009   2008  CLASSIFICATION   2009   2008
---------------------      --------------    -----  ------ --------------   ----- ------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $31.9  $174.2    liabilities   $17.4 $   --
   Inflation indexed        Other invested                       Other
     swaps................      assets          --      --    liabilities     1.5     --
                                             -----  ------                  ----- ------
   Total cash flow hedges.                    31.9   174.2                   18.9     --
                                             -----  ------                  ----- ------
   Total derivatives
     designated as hedges.                    31.9   174.2                   18.9     --
                                             -----  ------                  ----- ------
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
Interest rate swaps.......      assets         3.8    43.7    liabilities     3.1    4.6
                            Other invested                       Other
Credit default swaps......      assets         1.9      --    liabilities      --    3.5
                            Other invested                       Other
Equity index options......      assets         6.8    47.0    liabilities      --     --
                            Other invested                       Other
Financial futures.........      assets          --      --    liabilities      --     --
                                                             Policyholder
                              Reinsurance                       account
GMWB embedded derivatives.  recoverable(1)    (0.9)    2.8    balances(2)    19.0   93.4
                                             -----  ------                  ----- ------
   Total derivatives not
     designated as hedges.                    11.6    93.5                   22.1  101.5
                                             -----  ------                  ----- ------
   Total derivatives......                   $43.5  $267.7                  $41.0 $101.5
                                             =====  ======                  ===== ======

--------
(1)Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for equity index options, the change between periods is best illustrated by the number of contracts, and for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2008 ADDITIONS TERMINATIONS DECEMBER 31, 2009
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,023.1      $  183.0    $ (12.0)       $1,194.1
   Inflation indexed
     swaps................  Notional             --          50.0         --            50.0
                                           --------      --------    -------        --------
   Total cash flow hedges.                  1,023.1         233.0      (12.0)        1,244.1
                                           --------      --------    -------        --------
   Total derivatives
     designated as hedges.                  1,023.1         233.0      (12.0)        1,244.1
                                           --------      --------    -------        --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          225.0            --      (50.0)          175.0
Credit default swaps......  Notional           83.0            --         --            83.0
Financial futures.........  Notional          915.3       1,518.3     (915.3)        1,518.3
                                           --------      --------    -------        --------
   Total derivatives not
     designated as hedges.                  1,223.3       1,518.3     (965.3)        1,776.3
                                           --------      --------    -------        --------
   Total derivatives......                 $2,246.4      $1,751.3    $(977.3)       $3,020.4
                                           ========      ========    =======        ========

(NUMBER OF CONTRACTS OR
POLICIES)                 MEASUREMENT DECEMBER 31, 2008 ADDITIONS TERMINATIONS DECEMBER 31, 2009
---------                 ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Equity index options.....  Contracts       110,000       44,000     (85,000)        69,000
GMWB embedded derivatives  Policies          5,036          813        (125)         5,724

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed-rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $(152.0)           $0.3                 income                  $(7.2)
                               -------            ----                                         -----
   Total.................      $(152.0)           $0.3                                         $(7.2)
                               =======            ====                                         =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The ineffectiveness related to our cash flow hedges for the years ended December 31, 2008 and 2007 was $9.2 million and $0.8 million, respectively. There were no amounts excluded from the measure of effectiveness in either year.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009    2008  2007
---------------------     ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $132.6  $ 13.6 $  --
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $54.3,
  $(65.4) and $(7.4).....  (97.7)  119.0  13.6
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $0.1, $0.0, $0.0.......   (0.2)     --    --
                          ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $ 34.7  $132.6 $13.6
                          ======  ====== =====

   The total of derivatives designated as cash flow hedges of $34.7 million, net of taxes, recorded in stockholders' equity as of December 31, 2009 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $(0.3) million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2036. No amounts were reclassified to net income (loss) during the year ended December 31, 2009 in connection with forecasted transactions that were no longer considered probable of occurring. During 2008, we terminated a large portion of our forward starting interest rate swaps, which were designated as cash flow hedges, related to our long-term care insurance business to reduce our counterparty credit exposure and increase liquidity. The respective balance in OCI related to these derivatives will be reclassified into net income (loss) when the forecasted transactions affect net income (loss), as the forecasted transactions are still probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2009    2008    2007            IN NET INCOME (LOSS)
---------------------                    ------  ------  -----  ----------------------------------------
Interest rate swaps..................... $(29.3) $ 37.1  $ 1.0  Net investment gains (losses)
Credit default swaps....................    6.5    (3.2)    --  Net investment gains (losses)
Equity index options....................  (19.7)   31.9    2.3  Net investment gains (losses)
Financial futures.......................  (32.9)   10.4    0.1  Net investment gains (losses)
GMWB embedded derivatives...............   74.7   (85.6)  (3.8) Net investment gains (losses)
                                         ------  ------  -----
   Total derivatives not designated as
     hedges............................. $ (0.7) $ (9.4) $(0.4)
                                         ======  ======  =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2009 and 2008, net fair value assets by counterparty totaled $40.0 million and $264.9 million, respectively. As of December 31, 2009 and 2008, net fair value liabilities by counterparty totaled $17.7 million and $8.1 million, respectively. As of December 31, 2009 and 2008, we retained collateral of $13.6 million and $217.1 million, respectively. Related to these agreements, there were no over collateralization in 2009 and $6.5 million in 2008, from certain counterparties. As of December 31, 2009, we posted $23.1 million of collateral to derivative counterparties, including over collateralization of $5.7 million. As of December 31, 2008, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2009 and 2008, we could have been allowed to claim up to $26.4 million and $46.2 million, respectively, from counterparties and required to disburse up to $0.3 million in 2009. We would not have been required to make a disbursement in 2008. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   CREDIT DERIVATIVES

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. If a credit event occurs, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2009                        2008
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
A
   Matures after one year through five years..  $ 5.0    $0.2      $--      $10.0    $--      $1.2
BBB
   Matures after one year through five years..   30.0     0.7       --       25.0     --       1.3
                                                -----    ----      ---      -----    ---      ----
   Total credit default swaps on single name
     reference entities.......................  $35.0    $0.9      $--      $35.0    $--      $2.5
                                                =====    ====      ===      =====    ===      ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                                            2009                        2008
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Index tranche attachment/detachment point and
  maturity:
   12% -- 22% matures after five years through
     ten years (1)..............................  $48.0    $1.0      $--      $48.0    $--      $1.0
                                                  -----    ----      ---      -----    ---      ----
   Total credit default swaps on index
     tranches...................................  $48.0    $1.0      $--      $48.0    $--      $1.0
                                                  =====    ====      ===      =====    ===      ====

--------
(1)The current attachment/detachment as of December 31, 2009 and 2008 was 12.0%
   - 22.0%.

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of December 31:

                                                        2009                    2008
                                               ----------------------- -----------------------
                                                PAR   AMORTIZED FAIR    PAR   AMORTIZED FAIR
(AMOUNTS IN MILLIONS)                          VALUE    COST    VALUE  VALUE    COST    VALUE
---------------------                          ------ --------- ------ ------ --------- ------
Credit rating:
AAA
   Matures after one year through five
     years.................................... $   --  $   --   $   -- $100.0  $100.0   $ 50.7
   Matures after five years through ten
     years....................................     --      --       --  300.0   331.5    105.1
AA
   Matures after one year through five
     years....................................  100.0   100.0     95.8     --      --       --
BBB
   Matures after five years through ten
     years....................................  100.0   100.0     75.8     --      --       --
BB
   Matures after five years through ten
     years....................................  200.0   227.7    148.2     --      --       --
                                               ------  ------   ------ ------  ------   ------
   Total available-for-sale fixed maturity
     securities that include embedded credit
     derivatives.............................. $400.0  $427.7   $319.8 $400.0  $431.5   $155.8
                                               ======  ======   ====== ======  ======   ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009    2008    2007
---------------------     ------  ------  ------
Unamortized balance as
  of January 1........... $497.8  $435.8  $397.7
   Costs deferred........   32.8    93.6    76.3
   Amortization, net of
     interest accretion..  (32.8)  (31.6)  (38.2)
   Cumulative effect
     adjustment (1)......   (5.8)     --      --
                          ------  ------  ------
Unamortized balance as
  of December 31.........  492.0   497.8   435.8
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   10.9   110.6    21.4
                          ------  ------  ------
Balance as of December 31 $502.9  $608.4  $457.2
                          ======  ======  ======

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $1.9 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. In 2009 and 2008, loss recognition testing of our fee-based products in our retirement income business resulted in an increase in amortization of DAC of $4.8 million and $9.9 million, respectively, reflecting unfavorable equity market performance. As of December 31, 2009, we believe all of our other businesses have sufficient future income where the related DAC is recoverable.

(5)INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                     2009                        2008
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)         AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $129.9        $(89.2)       $150.2       $ (98.8)
Deferred sales
  inducements to
  contractholders........       37.1          (3.8)         38.4          (3.4)
                              ------        ------        ------       -------
   Total.................     $167.0        $(93.0)       $188.6       $(102.2)
                              ======        ======        ======       =======

   Amortization expense related to PVFP for the years ended December 31, 2009, 2008 and 2007 was $(9.6) million, $3.5 million and $4.2 million, respectively. Amortization expense related to deferred sales inducements of $0.4 million, $(0.9) million and $2.1 million, respectively, for the years ended December 31, 2009, 2008 and 2007 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009   2008   2007
---------------------     -----  -----  -----
Unamortized balance as
  of January 1........... $23.2  $26.7  $30.9
   Interest accreted at
     4.9%, 4.9% and 4.9%.   1.3    1.2    1.4
   Amortization..........   8.3   (4.7)  (5.6)
   Cumulative effect
     adjustment (1)......  (1.6)    --     --
                          -----  -----  -----
Unamortized balance as
  of December 31.........  31.2   23.2   26.7
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   9.5   28.2    1.2
                          -----  -----  -----
Balance as of December 31 $40.7  $51.4  $27.9
                          =====  =====  =====

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.2 million on PVFP.

   The percentage of the December 31, 2009 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2010. 11.2%
                                  2011.  9.8%
                                  2012.  8.4%
                                  2013.  8.0%
                                  2014.  6.6%

   Amortization expenses for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   Our goodwill balance was $49.1 million as of December 31, 2009 and 2008.

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                          RETIREMENT
                                          INCOME AND
        (AMOUNTS IN MILLIONS)             INVESTMENTS PROTECTION  TOTAL
        ---------------------             ----------- ---------- ------
        Balance as of December 31, 2007:
        Gross goodwill...................   $ 25.3      $49.1    $ 74.4
        Accumulated impairment losses....       --         --        --
                                            ------      -----    ------
        Goodwill.........................     25.3       49.1      74.4
                                            ------      -----    ------
        Balance as of December 31, 2008:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................       --       49.1      49.1
                                            ------      -----    ------
        Balance as of December 31, 2009:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................   $   --      $49.1    $ 49.1
                                            ======      =====    ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   GOODWILL IMPAIRMENT LOSSES

   There were no goodwill impairment charges recorded in 2009. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

   During 2008, as a result of our annual goodwill impairment analysis, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below. There were no goodwill impairment charges recorded in 2007.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

(6)REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2009, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $197.1 million and $210.7 million as of December 31, 2009 and 2008, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $700.0 million and $704.3 million as of December 31, 2009 and 2008, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $894.3 million and $822.0 million as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, we had $98.1 million and $93.5 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.4 million and $2.1 million for the years ended December 31, 2009 and 2008, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2009        2008        2007
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 28,375.8  $ 28,592.7  $ 27,784.6
Amounts assumed from
  other companies........       54.7        61.5        63.5
Amounts ceded to other
  companies (1)..........  (21,782.2)  (21,786.4)  (21,028.8)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  6,648.3  $  6,867.8  $  6,819.3
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.8%        0.9%        0.9%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              WRITTEN                     EARNED
                                     -------------------------  -------------------------
(AMOUNTS IN MILLIONS)                  2009     2008     2007     2009     2008     2007
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 227.6  $ 252.3  $ 248.3  $ 227.2  $ 250.3  $ 245.5
Assumed.............................    72.9     76.8     81.5     72.1     77.3     82.0
Ceded...............................  (121.1)  (116.3)  (112.8)  (120.0)  (116.9)  (112.8)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 179.4  $ 212.8  $ 217.0  $ 179.3  $ 210.7  $ 214.7
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               40.2%    36.7%    38.2%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $203.2 million, $249.8 million and $175.8 million during 2009, 2008 and 2007, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2009     2008
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............     (a)     5.0% - 7.5%  $1,449.1 $1,322.5
Structured settlements with life contingencies..     (b)     4.0% - 8.0%     580.0    576.5
Annuity contracts with life contingencies.......     (b)     4.0% - 8.0%     287.0    296.1
Traditional life insurance contracts............     (c)     2.5% - 8.4%      65.4     62.5
Supplementary contracts with life contingencies.     (b)     4.0% - 8.0%      43.8     45.2
Accident and health insurance contracts.........     (d)        3.5%           0.1      0.3
                                                                          -------- --------
   Total future policy benefits.................                          $2,425.4 $2,303.1
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table and 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables.

   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2009     2008
---------------------                               -------- --------
Annuity contracts.................................. $3,265.3 $3,579.2
FABNs..............................................    400.1    400.2
Structured settlements without life contingencies..    253.9    259.1
Supplementary contracts without life contingencies.     68.7     73.0
                                                    -------- --------
   Total investment contracts......................  3,988.0  4,311.5
Universal life insurance contracts.................    248.9    247.0
                                                    -------- --------
   Total policyholder account balances............. $4,236.9 $4,558.5
                                                    ======== ========

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2009 and 2008, our liability associated with certain nontraditional long-duration contracts was approximately $841.3 million and $709.2 million, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                      2009   2008
----------------------------                                                     ------ ------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value............... $213.9 $288.4
   Net amount at risk........................................................... $ 11.1 $ 86.0
   Average attained age of contractholders......................................     69     66

   Enhanced death benefits (step-up, roll-up, payment protection) account value. $527.9 $293.7
   Net amount at risk........................................................... $ 59.8 $105.6
   Average attained age of contractholders......................................     67     67

Account values with living benefit guarantees:
   GMWBs........................................................................ $705.6 $337.4
   Guaranteed annuitization benefits............................................ $ 53.1 $ 38.4

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $0.1 million and $1.5 million as of December 31, 2009 and 2008, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2009 and 2008, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $88.2 million and $140.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)   2009   2008
---------------------  ------ ------
 Balanced funds....... $355.1 $247.5
 Equity funds.........  210.6   68.6
 Bond funds...........  145.9   48.0
 Money market funds...   24.0    8.9
 Other................   23.1    2.8
                       ------ ------
    Total............. $758.7 $375.8
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2009     2008     2007
---------------------      -------  -------  -------
Balance as of January 1... $ 318.7  $ 255.8  $ 224.7
Less reinsurance
  recoverables............  (193.2)  (154.5)  (137.2)
                           -------  -------  -------
   Net balance as of
     January 1............   125.5    101.3     87.5
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........    66.2     58.8     58.1
   Prior years............    28.3     15.8      5.7
                           -------  -------  -------
       Total incurred.....    94.5     74.6     63.8
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (24.7)   (17.5)   (15.8)
   Prior years............   (44.5)   (32.9)   (34.2)
                           -------  -------  -------
       Total paid.........   (69.2)   (50.4)   (50.0)
                           -------  -------  -------
   Net balance as of
     December 31..........   150.8    125.5    101.3
                           -------  -------  -------
Add reinsurance
  recoverables............   217.2    193.2    154.5
                           -------  -------  -------
Balance as of December 31. $ 368.0  $ 318.7  $ 255.8
                           =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2009, the increase in the ending liability for policy and contract claims was primarily related to our long-term care business as a result of an increase in the amount and duration of claims as compared to the prior year.

   During 2009, 2008 and 2007, we strengthened reserves by $28.3 million, $15.8 million and $5.7 million, respectively, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods. In 2009, we strengthened claims reserves related to our long-term care insurance business by $21.1 million from $304.5 million as of December 31, 2008. In 2008, we strengthened claims reserves related to our long-term care insurance business by $13.4 million from $245.2 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(9)RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $42.1 million, $61.0 million and $90.5 million for the years ended December 31, 2009, 2008 and 2007, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million for the year ended December 31, 2007. For the years ended December 31, 2009 and 2008, there were no charges assessed to affiliates for these services.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.1 million of interest expense incurred under this agreement for December 31, 2009. There was no interest expense incurred under this agreement for the years ended 2008 and 2007. During 2009, we borrowed and then repaid $86.0 million to GNA and as of December 31, 2009, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2009, 2008 and 2007, we recorded $25.9 million, $0.7 million and $4.9 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)          2009   2008   2007
---------------------         -----  ------  -----
Current federal income
  taxes...................... $(9.4) $ (9.6) $14.6
Deferred federal income
  taxes......................  14.6   (36.4)  12.9
                              -----  ------  -----
   Total federal income
     taxes...................   5.2   (46.0)  27.5
                              -----  ------  -----
Current state income
  taxes......................  (0.2)    0.4    1.8
Deferred state income
  taxes......................   0.2    (1.3)   0.4
                              -----  ------  -----
       Total state
         income taxes........    --    (0.9)   2.2
                              -----  ------  -----
       Total provision
         (benefit) for
         income taxes........ $ 5.2  $(46.9) $29.7
                              =====  ======  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                          2009  2008  2007
                          ----  ----  ----
Statutory U.S. federal
  income tax rate........ 35.0% 35.0% 35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect.......... (0.1)  0.4   1.7
   Non-deductible
     goodwill............   --  (5.7)   --
   Tax contingencies.....   --    --  (0.2)
   Dividends received
     deductions.......... (3.5)  0.2  (1.3)
   Other, net............ (2.5)  0.2   0.1
                          ----  ----  ----
Effective rate........... 28.9% 30.1% 35.3%
                          ====  ====  ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The components of the net deferred income tax (asset) liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2009    2008
---------------------         ------ -------
Assets:
   Net unrealized losses
     on investment
     securities.............. $ 44.7 $ 242.9
   Investments...............   34.8    40.9
   Net operating loss
     carryforwards...........   22.6      --
   Accrued commission
     and general expenses....    2.7     0.2
   Insurance reserves........   12.3    41.8
   Other.....................    0.5    16.0
                              ------ -------
       Total deferred
         income tax
         assets..............  117.6   341.8
                              ------ -------
Liabilities:
   Net unrealized gains
     on derivatives..........   18.4    72.8
   PVFP......................   22.3    18.8
   DAC.......................  130.5   130.1
   Other.....................   19.4     9.3
                              ------ -------
       Total deferred
         income tax
         liabilities.........  190.6   231.0
                              ------ -------
       Net deferred
         income tax
         (asset)
         liability........... $ 73.0 $(110.8)
                              ====== =======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $64.6 million as of December 31, 2009, and if unused, will expire beginning in 2025.

   We received refunds of federal and state taxes of $0.4 million and $0.8 million for the years ended December 31, 2009 and 2008, respectively. We paid federal and state taxes of $13.4 million for the year ended December 31, 2007.

   As of December 31, 2009 and 2008, our current income tax receivable was $14.2 million and $7.6 million, respectively.

   As of December 31, 2009 and 2008, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2009 and 2008 included no amounts for interest or penalties related to unrecognized tax benefits. Interest expense of $0.4 million was recognized as a component of income tax expense in 2007. No interest expense was recognized as a component of income tax expense in 2009 and 2008.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from 2005 and 2006 have been timely protested and will be subject to review by the IRS appeals division.

(11)COMMITMENTS AND CONTINGENCIES

  (A) LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

  (B) COMMITMENTS

   As of December 31, 2009, we were committed to fund $4.1 million in limited partnership investments.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or cash surrender value for single premium deferred annuities.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                       2009                          2008
                           ----------------------------- -----------------------------
                           NOTIONAL  CARRYING            NOTIONAL  CARRYING
(AMOUNTS IN MILLIONS)       AMOUNT    AMOUNT  FAIR VALUE  AMOUNT    AMOUNT  FAIR VALUE
---------------------      --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage
     loans................   $   (a) $  798.4  $  776.7    $   (a) $  892.7  $  812.0
   Other invested assets..       (a)      0.8       0.8        (a)      1.3       1.3
Liabilities:
   Investment contracts...       (a)  3,988.0   3,957.9        (a)  4,311.5   3,805.7
Other firm commitments:
   Commitments to fund
     limited partnerships.    4.1          --        --     4.5          --        --

--------
(a)These financial instruments do not have notional amounts.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For derivative liabilities, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to the derivative liabilities of $22.0 million and $8.1 million as of December 31, 2009 and 2008, respectively.

   For GMWB liabilities recorded at fair value of $19.0 million and $93.4 million as of December 31, 2009 and 2008, respectively, non-performance risk is integrated into the discount rate. The discount rate utilized in our valuation was based on the swap curve, which included the credit risk of an instrument rated "AA" and incorporated the non-performance risk of our GMWB liabilities. The impact of non-performance risk on our GMWB valuation was $0.1 million and $2.8 million as of December 31, 2009 and 2008, respectively, as a result of our discount rate being higher than the U.S. Treasury curve.

   To determine whether the use of the swap curve was the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. After considering all relevant factors in assessing whether any additional adjustment to the discount rate for non-performance risk was necessary, including assumptions we expect market participants would utilize in a hypothetical exit market transaction, we determined that no incremental adjustment to the discount rate was necessary for our GMWB liabilities that are recorded at fair value. We believe that a hypothetical exit market participant would use a similar discount rate to value the liabilities and would not incorporate changes in non-performance risk in the discount rate other than the implied credit spread incorporated in the swap curve.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis as of December 31:

                                                         2009
                                         -----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1 LEVEL 2   LEVEL 3
---------------------                    --------  ------- -------- --------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  195.3  $   --  $  195.3 $     --
          Government --
            non-U.S.....................     73.5      --      73.5       --
          U.S. corporate................  2,355.1      --   2,280.6     74.5
          Corporate --
            non-U.S.....................    939.0      --     892.3     46.7
          Residential
            mortgage-backed.............    437.3      --     219.8    217.5
          Commercial
            mortgage-backed.............    534.5      --       1.9    532.6
          Other
            asset-backed................    508.4      --      86.8    421.6
                                         --------  ------  -------- --------
          Total fixed
            maturity
            securities..................  5,043.1      --   3,750.2  1,292.9
                                         --------  ------  -------- --------
       Equity securities................      1.3      --       1.3       --
                                         --------  ------  -------- --------
       Other invested
         assets:
          Trading
            securities..................     17.3      --       2.6     14.7
          Derivative
            assets......................     44.4      --      36.7      7.7
          Securities
            lending
            collateral..................     51.0      --      51.0       --
          Derivatives
            counterparty
            collateral..................      6.1      --       6.1       --
                                         --------  ------  -------- --------
          Total other
            invested
            assets......................    118.8      --      96.4     22.4
                                         --------  ------  -------- --------
   Reinsurance
     recoverable (1)....................     (0.9)     --        --     (0.9)
   Separate account
     assets.............................    909.5   909.5        --       --
                                         --------  ------  -------- --------
          Total assets.................. $6,071.8  $909.5  $3,847.9 $1,314.4
                                         ========  ======  ======== ========
Liabilities
   Policyholder account
     balances (2)....................... $   19.0  $   --  $     -- $   19.0
   Derivative liabilities...............     22.0      --      22.0       --
                                         --------  ------  -------- --------
          Total
            liabilities................. $   41.0  $   --  $   22.0 $   19.0
                                         ========  ======  ======== ========

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                        2008
                                         ----------------------------------
(AMOUNTS IN MILLIONS)                     TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                    -------- ------- -------- --------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $   92.8   $--   $   84.5 $    8.3
          Government --
            non-U.S.....................     52.2    --       42.6      9.6
          U.S. corporate................  1,702.6    --    1,481.7    220.9
          Corporate --
            non-U.S.....................    643.0    --      368.6    274.4
          Residential
            mortgage-backed.............    411.8    --      183.3    228.5
          Commercial
            mortgage-backed.............    475.9    --       27.2    448.7
          Other
            asset-backed................    241.7    --       45.9    195.8
                                         --------   ---   -------- --------
          Total fixed
            maturity
            securities..................  3,620.0    --    2,233.8  1,386.2
                                         --------   ---   -------- --------
       Equity securities................     23.5    --       23.5       --
                                         --------   ---   -------- --------
       Other invested
         assets:
          Trading
            securities..................     19.2    --        3.0     16.2
          Derivative
            assets......................    264.9    --      217.8     47.1
          Securities
            lending
            collateral..................     27.0    --       27.0       --
          Derivative
            counterparty
            collateral..................    130.7    --      130.7       --
                                         --------   ---   -------- --------
          Total other
            invested
            assets......................    441.8    --      378.5     63.3
                                         --------   ---   -------- --------
   Reinsurance
     recoverable (1)....................      2.8    --         --      2.8
                                         --------   ---   -------- --------
          Total assets
            (2)......................... $4,088.1   $--   $2,635.8 $1,452.3
                                         ========   ===   ======== ========
Liabilities
   Policyholder account
     balances (3)....................... $   93.4   $--   $     -- $   93.4
   Derivative liabilities...............      8.1    --        7.1      1.0
                                         --------   ---   -------- --------
          Total
            liabilities................. $  101.5   $--   $    7.1 $   94.4
                                         ========   ===   ======== ========

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.
(2)Total assets have been revised to include the reinsured portion of our GMWB liabilities.
(3)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                       TOTAL REALIZED AND
                                        UNREALIZED GAINS
                                            (LOSSES)                                                     TOTAL GAINS
                                      --------------------                                                 (LOSSES)
                                                            PURCHASES,                                   INCLUDED IN
                           BEGINNING                          SALES                            ENDING     NET INCOME
                            BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                             AS OF    INCLUDED IN              AND                 TRANSFER    AS OF     ATTRIBUTABLE
                           JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)         2009      (LOSS)     IN OCI      NET      IN LEVEL 3 LEVEL 3      2009      STILL HELD
---------------------      ---------- ----------- -------- ------------ ---------- -------- ------------ ------------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises..........  $    8.3    $   --     $   --     $   --      $  --    $  (8.3)   $     --      $   --
   Government -- non-U.S..       9.6        --         --         --         --       (9.6)         --          --
   U.S. corporate.........     220.9       3.0        4.4        4.1        0.7     (158.6)       74.5         0.1
   Corporate -- non-U.S...     274.4        --       11.7       (8.5)      13.7     (244.6)       46.7          --
   Residential mortgage-
     backed...............     228.5     (27.0)      27.1       (8.0)        --       (3.1)      217.5       (25.8)
   Commercial mortgage-
     backed...............     448.7       1.3       72.2      (10.9)      27.2       (5.9)      532.6         1.1
   Other asset-backed.....     195.8      (3.2)     176.2       48.9        9.0       (5.1)      421.6        (3.4)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total fixed maturity
     securities...........   1,386.2     (25.9)     291.6       25.6       50.6     (435.2)    1,292.9       (28.0)
                            --------    ------     ------     ------      -----    -------    --------      ------
Other invested assets:
   Trading securities.....      16.2       0.4         --       (8.0)       6.1         --        14.7         0.1
   Derivative assets......      47.1     (18.7)        --      (20.7)        --         --         7.7       (11.7)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total other invested
     assets...............      63.3     (18.3)        --      (28.7)       6.1         --        22.4       (11.6)
                            --------    ------     ------     ------      -----    -------    --------      ------
Reinsurance
  recoverable (1).........       2.8      (3.8)        --        0.1         --         --        (0.9)       (3.8)
                            --------    ------     ------     ------      -----    -------    --------      ------
Total Level 3 assets......  $1,452.3    $(48.0)    $291.6     $ (3.0)     $56.7    $(435.2)   $1,314.4      $(43.4)
                            ========    ======     ======     ======      =====    =======    ========      ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of January 1, 2009 has been revised to include this amount.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                      TOTAL REALIZED AND
                                       UNREALIZED GAINS
                                           (LOSSES)                                                     TOTAL GAINS
                                     -------------------                                                  (LOSSES)
                                                           PURCHASES,                                   INCLUDED IN
                          BEGINNING                          SALES                            ENDING     NET INCOME
                           BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                            AS OF    INCLUDED IN              AND                 TRANSFER    AS OF     ATTRIBUTABLE
                          JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)        2008      (LOSS)     IN OCI      NET      IN LEVEL 3 LEVEL 3      2008      STILL HELD
---------------------     ---------- ----------- -------- ------------ ---------- -------- ------------ ------------
Fixed maturity securities   $462.1     $(122.8)  $(487.5)    $246.8     $1,321.4   $(33.8)   $1,386.2     $(119.1)
Equity securities........      1.3          --       0.2       (1.5)          --       --          --          --
Other invested assets (1)     18.3        31.1        --        5.2          8.7       --        63.3        31.1
Reinsurance
  recoverable (2)........       --          --        --        2.8           --       --         2.8          --
                            ------     -------   -------     ------     --------   ------    --------     -------
Total Level 3 assets.....   $481.7     $ (91.7)  $(487.3)    $253.3     $1,330.1   $(33.8)   $1,452.3     $ (88.0)
                            ======     =======   =======     ======     ========   ======    ========     =======

--------
(1)Includes certain trading securities and derivative assets.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the date indicated:

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES                                                       TOTAL (GAINS)
                                     ---------------------                                                   LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)      2009 (1)      LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2009       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (2)...........   $93.4       $(77.5)     $--        $3.1        $--       $--       $19.0         $(76.5)
Other liabilities (3)....     1.0         (1.0)      --          --         --        --          --           (1.0)
                            -----       ------      ---        ----        ---       ---       -----         ------
Total Level 3 liabilities   $94.4       $(78.5)     $--        $3.1        $--       $--       $19.0         $(77.5)
                            =====       ======      ===        ====        ===       ===       =====         ======

--------
(1)The policyholder account balances as of January 1, 2009 have been revised to exclude the impact of reinsurance.
(2)Represents embedded derivatives associated with our GMWB liabilities.
(3)Represents derivative liabilities.

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES                                                       TOTAL (GAINS)
                                     ---------------------                                                   LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)        2008        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2008       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (1)...........    $3.3       $88.3       $--        $1.8        $--       $--       $93.4         $85.9
Other liabilities (2)....      --         1.0        --          --         --        --         1.0           1.0
                             ----       -----       ---        ----        ---       ---       -----         -----
Total Level 3 liabilities    $3.3       $89.3       $--        $1.8        $--       $--       $94.4         $86.9
                             ====       =====       ===        ====        ===       ===       =====         =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities.
(2)Represents derivative liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, accretion on certain fixed maturity securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses).

(13) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2009, we have no capacity to make a dividend payment in 2010 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2009, 2008 and 2007.

(14) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2009    2008    2007
---------------------          ------ -------  ------
Statutory net income (loss)... $ 40.9 $(258.8) $110.7
Statutory capital and surplus.  429.5   434.4   408.8

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and market risk; and (iv) business risk. The RBC formula is

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY. As of December 31, 2009 and 2008, we exceeded the minimum required RBC levels.

   On February 24, 2009, GLICNY received a capital contribution of $150.0 million, of which $149.8 million was in investment securities, from GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively.

(15)SEGMENT INFORMATION

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

   We allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- --------
Net investment income....  $  204.5    $   89.3     $  4.6     $  298.4
Premiums.................       7.9       171.4         --        179.3
Net investment gains
  (losses)...............     (39.4)      (52.3)      (0.9)       (92.6)
Policy fees and other
  income.................      16.3         9.7         --         26.0
                           --------    --------     ------     --------
   Total revenues........     189.3       218.1        3.7        411.1
                           --------    --------     ------     --------
Benefits and other
  changes in policy
  reserves...............      33.4       169.1         --        202.5
Interest credited........     111.9        11.5        4.9        128.3
Acquisition and
  operating expenses,
  net of deferrals.......      19.1        18.4        1.5         39.0
Amortization of deferred
  acquisition costs and
  intangibles............      24.5        (1.3)        --         23.2
Interest expense.........        --         0.1         --          0.1
                           --------    --------     ------     --------
   Total benefits and
     expenses............     188.9       197.8        6.4        393.1
                           --------    --------     ------     --------
Income (loss) before
  income taxes...........       0.4        20.3       (2.7)        18.0
Provision (benefit) for
  income taxes...........      (1.0)        6.6       (0.4)         5.2
                           --------    --------     ------     --------
Net income (loss)........  $    1.4    $   13.7     $ (2.3)    $   12.8
                           ========    ========     ======     ========
Total assets.............  $5,840.2    $3,184.2     $662.3     $9,686.7
                           ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- --------
Net investment income....  $  209.7    $   78.1     $ 26.3     $  314.1
Premiums.................      41.2       169.5         --        210.7
Net investment gains
  (losses)...............    (207.9)      (21.6)       0.7       (228.8)
Policy fees and other
  income.................      17.4        11.6         --         29.0
                           --------    --------     ------     --------
   Total revenues........      60.4       237.6       27.0        325.0
                           --------    --------     ------     --------
Benefits and other
  changes in policy
  reserves...............      58.5       173.0         --        231.5
Interest credited........     117.1        11.7       14.6        143.4
Acquisition and
  operating expenses,
  net of deferrals.......      23.7        19.0        2.9         45.6
Amortization of deferred
  acquisition costs and
  intangibles............      21.6        13.4         --         35.0
Goodwill impairment......      25.3          --         --         25.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     246.2       217.1       17.5        480.8
                           --------    --------     ------     --------
Income (loss) before
  income taxes...........    (185.8)       20.5        9.5       (155.8)
Provision (benefit) for
  income taxes...........     (57.6)        7.3        3.4        (46.9)
                           --------    --------     ------     --------
Net income (loss)........  $ (128.2)   $   13.2     $  6.1     $ (108.9)
                           ========    ========     ======     ========
Total assets.............  $5,888.5    $2,724.2     $515.3     $9,128.0
                           ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER      TOTAL
---------------------     ----------- ---------- ------------- ------
Net investment income....   $205.3      $ 78.1       $18.0     $301.4
Premiums.................     55.4       159.3          --      214.7
Net investment gains
  (losses)...............    (20.3)       (1.6)       (0.9)     (22.8)
Policy fees and other
  income.................     14.8         3.2          --       18.0
                            ------      ------       -----     ------
   Total revenues........    255.2       239.0        17.1      511.3
                            ------      ------       -----     ------
Benefits and other
  changes in policy
  reserves...............     72.8       147.9          --      220.7
Interest credited........    108.3        11.7         4.6      124.6
Acquisition and
  operating expenses,
  net of deferrals.......     18.3        17.5         3.7       39.5
Amortization of deferred
  acquisition costs and
  intangibles............     34.7         7.7          --       42.4
                            ------      ------       -----     ------
   Total benefits and
     expenses............    234.1       184.8         8.3      427.2
                            ------      ------       -----     ------
Income before income
  taxes..................     21.1        54.2         8.8       84.1
Provision for income
  taxes..................      6.4        19.2         4.1       29.7
                            ------      ------       -----     ------
Net income...............   $ 14.7      $ 35.0       $ 4.7     $ 54.4
                            ======      ======       =====     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017
                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated April 30, 2010, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Basic Value Fund -- Series II shares (formerly, AIM V.I. Basic
  Value Fund -- Series II shares)
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, AIM V.I.
  Capital Appreciation Fund -- Series I shares)
Invesco V.I. Core Equity Fund -- Series I shares (formerly, AIM V.I. Core
  Equity Fund -- Series I shares)
Invesco V.I. International Growth Fund -- Series II shares (formerly, AIM V.I.
  International Growth Fund -- Series II shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Thematic Growth Portfolio -- Class B

AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

EVERGREEN VARIABLE ANNUITY TRUST:
Evergreen VA Omega Fund -- Class 2

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares


GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares
Genworth Columbia Mid Cap Value Fund -- Service Shares
Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares
Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares
  (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares
  (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund -- Service Shares


GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Aggressive Growth Portfolio -- Class
  II)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Capital and Income Portfolio -- Class
  II)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I
  (formerly, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares (formerly,
  Oppenheimer MidCap Fund/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
Equity and Income Portfolio -- Class II Shares

VAN KAMPEN LIFE INVESTMENT TRUST:
Comstock Portfolio -- Class II Shares
Capital Growth Portfolio -- Class II Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

JANUS ASPEN SERIES:

Enterprise Portfolio -- Service Shares

Global Technology Portfolio -- Service Shares

Janus Portfolio -- Service Shares
Worldwide Portfolio - Service Shares


PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares
THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:

Overseas Portfolio -- Service Shares


Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

TABLE OF CONTENTS


DEFINITIONS......................................................  6

FEE TABLES.......................................................  7
   Examples......................................................  9

SYNOPSIS.........................................................  9

CONDENSED FINANCIAL INFORMATION.................................. 12

THE COMPANY...................................................... 12

FINANCIAL CONDITION OF THE COMPANY............................... 12

THE SEPARATE ACCOUNT............................................. 13
   The Portfolios................................................ 13
   Subaccounts................................................... 14
   Voting Rights................................................. 24
   Asset Allocation Program...................................... 24

THE GUARANTEE ACCOUNT............................................ 31

CHARGES AND OTHER DEDUCTIONS..................................... 32
   Transaction Expenses.......................................... 32
     Surrender Charge............................................ 32
     Exceptions to the Surrender Charge.......................... 33
   Deductions from the Separate Account.......................... 33
   Other Charges................................................. 34

THE CONTRACT..................................................... 34
   Purchase of the Contract...................................... 34
   Ownership..................................................... 35
   Assignment.................................................... 35
   Purchase Payments............................................. 36
   Valuation Day and Valuation Period............................ 36
   Allocation of Purchase Payments............................... 36
   Enhanced Payment Benefit Option............................... 36
   Valuation of Accumulation Units............................... 37

TRANSFERS........................................................ 37
   Transfers Before the Annuity Commencement Date................ 37
   Transfers from the Guarantee Account to the Subaccounts....... 37
   Transfers from the Subaccounts to the Guarantee Account....... 37
   Transfers Among the Subaccounts............................... 38
   Telephone/Internet Transactions............................... 38
   Confirmation of Transactions.................................. 39
   Special Note on Reliability................................... 39
   Transfers by Third Parties.................................... 39
   Special Note on Frequent Transfers............................ 40
   Dollar Cost Averaging Program................................. 41
   Defined Dollar Cost Averaging Program......................... 42
   Portfolio Rebalancing Program................................. 43
   Guarantee Account Interest Sweep Program...................... 43


SURRENDERS AND PARTIAL WITHDRAWALS...............................  43
   Surrenders and Partial Withdrawals............................  43
   Restrictions on Distributions from Certain Contracts..........  44
   Systematic Withdrawal Program.................................  44

THE DEATH BENEFIT................................................  45
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...........................................  45
   When We Calculate The Death Benefit...........................  46
   Death of an Owner or Joint Owner Before the Annuity
     Commencement Date...........................................  47
   Death of Owner, Joint Owner or Annuitant After Income
     Payments Begin..............................................  49

INCOME PAYMENTS..................................................  49
   Optional Payment Plans........................................  50
   Variable Income Payments......................................  51
   Transfers After the Annuity Commencement Date.................  52

TAX MATTERS......................................................  52
   Introduction..................................................  52
   Taxation of Non-Qualified Contracts...........................  52
   Section 1035 Exchanges........................................  54
   Qualified Retirement Plans....................................  55
   Federal Income Tax Withholding................................  59
   State Income Tax Withholding..................................  59
   Tax Status of the Company.....................................  59
   Federal Estate Taxes..........................................  59
   Generation-Skipping Transfer Tax..............................  59
   Annuity Purchases by Residents of Puerto Rico.................  59
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations................................................  59
   Foreign Tax Credits...........................................  60
   Changes in the Law............................................  60

REQUESTING PAYMENTS..............................................  60

SALE OF THE CONTRACTS............................................  60

ADDITIONAL INFORMATION...........................................  62
   Owner Questions...............................................  62
   Return Privilege..............................................  62
   State Regulation..............................................  62
   Evidence of Death, Age, Gender, Marital Status or Survival....  62
   Records and Reports...........................................  62
   Other Information.............................................  63
   Legal Proceedings.............................................  63

APPENDIX -- CONDENSED FINANCIAL INFORMATION...................... A-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   -------------------
 Transfer Charge                                      $10.00/3 /
----------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
-----------------------------------------------------------------------------------------------
Annual Contract Charge                                              $30.00/1/
-----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
-----------------------------------------------------------------------------------------------
                                                   Annuitant (Joint       Either Annuitant Over
                                                   Annuitant, if any) Age Age 70 at Issue
                                                   70 or Younger at Issue
                                                   --------------------------------------------
  Mortality and Expense Risk Charge                         1. 30%                 1.50%
-----------------------------------------------------------------------------------------------
  Administrative Expense Charge                           0.15%/2/              0.15%/2/
-----------------------------------------------------------------------------------------------
OPTIONAL BENEFITS
-----------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                         0.15%/2/              0.15%/2/
-----------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES/3/            1.60%                 1.80%
-----------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/               MINIMUM MAXIMUM
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)     0.44%   2.47%
----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.39% and 2.47%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,001      $1,930      $2,774       $4,677


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $429       $1,352      $2,283       $4,646


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $459       $1,382      $2,314       $4,677


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix to this prospectus for tables of the Accumulation Unit values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.


State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. BASIC VALUE FUND --     Long-term growth of capital.
INSURANCE FUNDS          SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE        V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)         SHARES)
                         -----------------------------------------------------------------------------
                         INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
                         FUND -- SERIES I SHARES (FORMERLY,
                         AIM V.I. CAPITAL APPRECIATION
                         FUND -- SERIES I SHARES)
                         -----------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                         SERIES I SHARES (FORMERLY, AIM V.I.
                         CORE EQUITY FUND -- SERIES I
                         SHARES)
                         -----------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                         FUND -- SERIES II SHARES (FORMERLY,
                         AIM V.I. INTERNATIONAL GROWTH
                         FUND -- SERIES II SHARES)
                         -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --         consistent with the adviser's
SERIES FUND, INC.        CLASS B                              determination of reasonable risk.
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL             Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND         Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL      Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                         GROWTH FUND -- CLASS B
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --      Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  CLASS II                             strategy that seeks to protect against
INC.                                                          U.S. inflation.
                         -----------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I. FUND      Seeks capital appreciation, and
SERIES FUNDS, INC.       -- CLASS III SHARES                  secondarily, income.

                         -----------------------------------------------------------------------------


                                        ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                 AS APPLICABLE)
---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.


---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
---------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.                    (subadvised by BlackRock
                                        Investment Management, LLC)
---------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
                       BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                       FUND -- CLASS III SHARES



                       -----------------------------------------------------------------------------
                       BLACKROCK LARGE CAP GROWTH V.I.    Seeks long-term capital growth.
                       FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
                       BLACKROCK VALUE OPPORTUNITIES      Seeks long-term capital growth.
                       V.I. FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
COLUMBIA FUNDS         COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
VARIABLE INSURANCE     VARIABLE SERIES -- CLASS A         capital.
TRUST I
                       -----------------------------------------------------------------------------
                       COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                       OPPORTUNITIES FUND, VARIABLE       capital.
                       SERIES -- CLASS B
                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                     income.
                       -----------------------------------------------------------------------------
                       VT WORLDWIDE HEALTH SCIENCES       Seeks long-term capital growth by
                       FUND                               investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                       -----------------------------------------------------------------------------
EVERGREEN VARIABLE     EVERGREEN VA OMEGA FUND --         Seeks long term capital growth.
ANNUITY TRUST          CLASS 2
                       -----------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                 FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                          obligations, commonly referred to as
                                                          "junk bonds."
                       -----------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                       SERVICE SHARES


                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP ASSET MANAGER/SM/ PORTFOLIOS   Seeks to obtain high total return with
INSURANCE PRODUCTS     -- SERVICE CLASS 2                 reduced risk over the long term by
FUND                                                      allocating its assets among stocks,
                                                          bonds, and short-term instruments.









                       -----------------------------------------------------------------------------
                       VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
                       CLASS 2                            consistent with reasonable risk.

                       -----------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION   Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
        (subadvised by BlackRock Asset
                                          Management U.K. Limited and
                                          BlackRock Investment Management,
                                          LLC)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                    Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
------------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks income and capital growth           FMR (subadvised by FIMM, FMRC,
consistent with reasonable risk.          FRAC, FMR U.K., FIIA,
                                          FIIA(U.K.)L, and FIJ)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                    SERVICE CLASS 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                    ------------------------------------------------------------------------------
                    VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                    CLASS 2

                    ------------------------------------------------------------------------------
                    VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                    -- SERVICE CLASS 2                 combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                    CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND    Seeks to maximize income while
VARIABLE INSURANCE  -- CLASS 2 SHARES                  maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    ------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with
                    FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund
                    SHARES/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                       with prudent investment management
                                                       and the preservation of capital.
                    ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                    AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND -- CLASS 1    Seeks long-term growth of capital and    GE Asset Management Incorporated
                    SHARES/1/                         future income.
                    ------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUND/2/              Seeks a high level of current income     GE Asset Management Incorporated
                                                      consistent with the preservation of
                                                      capital and the maintenance of
                                                      liquidity.
                    ------------------------------------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and    GE Asset Management Incorporated
                    CLASS 1 SHARES                    future income rather than current
                                                      income.
                    ------------------------------------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through       GE Asset Management Incorporated
                    CLASS 1 SHARES                    current income and capital               (subadvised by Urdang Securities
                                                      appreciation.                            Management, Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/3/          Seeks growth of capital and              GE Asset Management Incorporated
                                                      accumulation of income that              (subadvised by SSgA Funds
                                                      corresponds to the investment return of  Management, Inc.)
                                                      S&P's 500 Composite Stock Index.
                    ------------------------------------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.       GE Asset Management Incorporated
                    SHARES                                                                     (subadvised by Palisade Capital
                                                                                               Management, L.L.C., Champlain
                                                                                               Investment Partners, LLC,
                                                                                               GlobeFlex Capital, LP and
                                                                                               SouthernSun Asset Management,
                                                                                               Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1      Seeks the highest total return,          GE Asset Management Incorporated
                    SHARES                            composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    ------------------------------------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.       GE Asset Management Incorporated
                    SHARES
                    ------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH           The fund's investment objective is       Genworth Financial Wealth
INSURANCE TRUST/4/  FUND -- SERVICE SHARES            long-term capital growth.                Management, Inc. (subadvised by
                                                                                               Calamos Advisors LLC)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP         The fund's investment objective is       Genworth Financial Wealth
                    VALUE FUND -- SERVICE SHARES      long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                               Columbia Management Advisors,
                                                                                               LLC)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE         The fund's investment objective is       Genworth Financial Wealth
                    FUND -- SERVICE SHARES            long-term growth of capital.             Management, Inc. (subadvised by
                                                                                               Davis Selected Advisers, L.P.)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to    Genworth Financial Wealth
                    VALUE FUND -- SERVICE SHARES      seek total return.                       Management, Inc. (subadvised by
                                                                                               Eaton Vance Management)
                    ------------------------------------------------------------------------------------------------------------




                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /3/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /4/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
                        GENWORTH ENHANCED INTERNATIONAL    The fund's investment objective is to
                        INDEX FUND -- SERVICE SHARES       outperform the Morgan Stanley Capital
                                                           International Europe, Australasia and
                                                           Far East Index ("MSCI EAFE Index")
                                                           while maintaining a market level of
                                                           risk.
                        ------------------------------------------------------------------------------
                        GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                        ENHANCED CORE BOND INDEX           seek to outperform the total return
                        FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                        GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                        ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                           commensurate with the Bond Index.
                        ------------------------------------------------------------------------------
                        GENWORTH LEGG MASON                The fund's investment objective is to
                        CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                        FUND -- SERVICE SHARES (FORMERLY,
                        GENWORTH LEGG MASON PARTNERS
                        AGGRESSIVE GROWTH FUND)
                        ------------------------------------------------------------------------------
                        GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                        FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                           the S&P 500 Index.

                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                        SHARES                             consistent with preservation of capital
                                                           and balanced by current income.
                        ------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                        ------------------------------------------------------------------------------
LEGG MASON PARTNERS     LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation. This
VARIABLE EQUITY TRUST   AGGRESSIVE GROWTH PORTFOLIO --     objective may be changed without
                        CLASS II (FORMERLY, LEGG MASON     shareholder approval.
                        PARTNERS VARIABLE AGGRESSIVE
                        GROWTH PORTFOLIO -- CLASS II)
                        ------------------------------------------------------------------------------
                        LEGG MASON CLEARBRIDGE VARIABLE    Seeks to provide a high level of current
                        EQUITY INCOME BUILDER PORTFOLIO    income. Long-term capital
                        -- CLASS II (FORMERLY, LEGG MASON  appreciation will be its secondary
                        PARTNERS VARIABLE CAPITAL AND      objective. This objective may be
                        INCOME PORTFOLIO -- CLASS II)      changed without shareholder approval.
                        ------------------------------------------------------------------------------
                        LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth with
                        FUNDAMENTAL ALL CAP VALUE          income as a secondary consideration.
                        PORTFOLIO -- CLASS I (FORMERLY,    This objective may be changed without
                        LEGG MASON CLEARBRIDGE VARIABLE    shareholder approval.
                        FUNDAMENTAL VALUE PORTFOLIO --
                        CLASS I)
                        ------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST         SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                        ------------------------------------------------------------------------------
                        MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                        SERVICE CLASS SHARES               seek capital appreciation.
                        ------------------------------------------------------------------------------
                        MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
                        SERVICE CLASS SHARES               seek capital appreciation.
                        ------------------------------------------------------------------------------
                        MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                        SERVICE CLASS SHARES               seek total return.
                        ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)


-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
 L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)


-----------------------------------------------------------------------------
Seeks to provide a high level of current   Legg Mason Partners Fund Advisor,
income. Long-term capital                  LLC (subadvised by ClearBridge
appreciation will be its secondary         Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.


-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return.
                       ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS          -- SERVICE SHARES                  which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- SERVICE    in securities of well-known established
                       SHARES                             companies.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                       CAP FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP       Seeks capital appreciation by investing
                       GROWTH FUND/VA -- SERVICE          in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ------------------------------------------------------------------------------


                          ADVISER (AND SUB-ADVISER(S),
                                AS APPLICABLE)
                       -----------------------------------
                       Massachusetts Financial Services
                       Company
                       -----------------------------------
OPPENHEIMER VARIABLE   OppenheimerFunds, Inc.
ACCOUNT FUNDS


                       -----------------------------------
                       OppenheimerFunds, Inc.


                       -----------------------------------
                       OppenheimerFunds, Inc.






                       -----------------------------------
                       OppenheimerFunds, Inc.

                       -----------------------------------
                       OppenheimerFunds, Inc.

                       -----------------------------------
                       OppenheimerFunds, Inc.




                       -----------------------------------
PIMCO VARIABLE         Pacific Investment Management
INSURANCE TRUST        Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC













                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
THE PRUDENTIAL SERIES  Prudential Investments LLC
FUND                   (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                  SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE                     AS APPLICABLE)
                  ---------------------------------------------------------------------------------------------------------------
                  JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.       Prudential Investments LLC
                  CLASS II SHARES                                                             (subadvised by Jennison Associates
                                                                                              LLC)
                  ---------------------------------------------------------------------------------------------------------------
                  NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.       Prudential Investments LLC
                  CLASS II SHARES                                                             (subadvised by Jennison Associates
                                                                                              LLC)
                  ---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE    NASDAQ-100(R) FUND/1/              Seeks to provide investment results      Rydex Investments
TRUST                                                that correspond to a benchmark for
                                                     over-the-counter securities. The fund's
                                                     current benchmark is the NASDAQ
                                                     100 Index(TM).
                  ---------------------------------------------------------------------------------------------------------------
THE UNIVERSAL     EQUITY AND INCOME PORTFOLIO --     Seeks both capital appreciation and      Morgan Stanley Investment
INSTITUTIONAL     CLASS II SHARES                    current income.                          Management Inc.
FUNDS, INC.
                  ---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE   COMSTOCK PORTFOLIO -- CLASS II     Seeks capital growth and income through  Van Kampen Asset Management
INVESTMENT TRUST  SHARES                             investments in equity securities,
                                                     including common stocks, preferred
                                                     stocks and securities convertible into
                                                     common and preferred stocks.
                  ---------------------------------------------------------------------------------------------------------------
                  CAPITAL GROWTH PORTFOLIO --        Seeks capital appreciation.              Van Kampen Asset Management
                  CLASS II SHARES
                  ---------------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:


                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE    Seeks capital growth, with current      The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL        income as a secondary objective.
                    SHARES
                    ----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.      Janus Capital Management LLC
                    SHARES
                    ----------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --      Seeks long-term growth of capital.      Janus Capital Management LLC
                    SERVICE SHARES
                    ----------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES   Seeks long-term growth of capital.      Janus Capital Management LLC
                    ----------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO -- SERVICE      Seeks long-term growth of capital in a  Janus Capital Management LLC
                    SHARES                              manner consistent with preservation of
                                                        capital.
                    ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.        Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE    with the preservation of capital and    Company LLC
                    CLASS SHARES                        prudent investment management.
                    ----------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   OVERSEAS PORTFOLIO --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     SERVICE SHARES
                    ------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.


INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule

12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.


PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares

   Genworth Variable Insurance Trust:
       Genworth Calamos Growth Fund -- Service Shares
       Genworth Columbia Mid Cap Value Fund -- Service Shares
       Genworth Davis NY Venture Fund -- Service Shares
       Genworth Eaton Vance Large Cap Value Fund -- Service Shares
       Genworth Enhanced International Index Fund -- Service Shares
       Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
       Genworth PIMCO StocksPLUS Fund -- Service Shares

   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
       Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.076% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.


After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.


GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


The Asset Allocation Models will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.
Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model


If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 16, 2010, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         MODERATELY                                MODERATELY
     CONSERVATIVE       CONSERVATIVE             MODERATE          AGGRESSIVE             AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                           EFFECTIVE APRIL 30, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     1%      2%      3%      4%      4%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      4%      5%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     15%     24%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     15%     24%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      2%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      2%      2%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Enhanced International Index
                             Fund -- Service Shares            1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      1%      2%      2%      2%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      3%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     31%     21%     11%      4%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 16, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

  NUMBER OF
  COMPLETED     SURRENDER CHARGE
YEARS SINCE WE AS A PERCENTAGE OF
 RECEIVED THE  THE SURRENDERED OR
   PURCHASE        WITHDRAWN
   PAYMENT      PURCHASE PAYMENT
---------------------------------
      0                8%
      1                8%
      2                7%
      3                7%
      4                6%
      5                5%
      6                4%
      7                2%
  8 or more            0%
---------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

   NUMBER OF      SURRENDER CHARGE
   COMPLETED     AS A PERCENTAGE OF
 YEARS SINCE WE  THE SURRENDERED OR
  RECEIVED THE       WITHDRAWN
PURCHASE PAYMENT  PURCHASE PAYMENT
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as:
(a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate

Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract

Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request.

Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:


   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the

Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.


If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant PLUS any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant PLUS any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

            ANNUITANT'S CONTRACT  DEATH
END OF YEAR     AGE      VALUE   BENEFIT
-----------------------------------------
     1          76      $103,000 $103,000
     2          77       112,000  112,000
     3          78        90,000  112,000
     4          79       135,000  135,000
     5          80       130,000  135,000
     6          81       150,000  150,000
     7          82       125,000  135,000
     8          83       145,000  145,000
-----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:

        PURCHASE CONTRACT  DEATH
 DATE   PAYMENT   VALUE   BENEFIT
---------------------------------
3/31/09  $5,000  $ 5,000  $ 5,000
3/31/13      --   10,000   10,000
3/31/14      --    7,000   10,000
---------------------------------

If a withdrawal of $3,500 is made on March 31, 2014, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2014;

  (ii) due proof of death was provided on March 31, 2014;

 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.


VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS

WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS.   Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker- dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2,

Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.


The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.


After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.


Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, $6.2 million, $14.5 million, and $17.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which New York State insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   EACH ANNUITANT AGE 70 OR YOUNGER AT ISSUE


                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.72            $11.24           229     2009
                                                                           16.29              7.72           636     2008
                                                                           16.31             16.29         1,941     2007
                                                                           14.65             16.31         2,346     2006
                                                                           14.10             14.65         2,598     2005
                                                                           12.91             14.10         2,037     2004
                                                                           10.00             12.91         1,275     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.27            $ 7.48        10,705     2009
                                                                           11.07              6.27        14,276     2008
                                                                           10.03             11.07        23,756     2007
                                                                            9.57             10.03        29,661     2006
                                                                            8.92              9.57        13,724     2005
                                                                            8.49              8.92        13,817     2004
                                                                            6.65              8.49        15,406     2003
                                                                            8.92              6.65        10,254     2002
                                                                           10.00              8.92         4,412     2001
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.93            $10.02        23,571     2009
                                                                           11.52              7.93        28,702     2008
                                                                           10.81             11.52        41,550     2007
                                                                           10.00             10.81        49,185     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.27            $13.65         3,883     2009
                                                                           17.52             10.27           902     2008
                                                                           15.54             17.52         1,289     2007
                                                                           12.33             15.54           875     2006
                                                                           10.63             12.33            22     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.01            $ 8.60            --     2009
                                                                           10.19              7.01            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.11            $13.76            --     2009
                                                                           17.60              9.11            --     2008
                                                                           14.90             17.60         1,500     2007
                                                                           13.95             14.90         1,819     2006
                                                                           13.65             13.95         3,256     2005
                                                                           13.18             13.65         3,047     2004
                                                                           10.00             13.18         3,105     2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 7.29            $ 8.65         72,263    2009
                                                                      12.48              7.29         84,160    2008
                                                                      12.08             12.48        121,207    2007
                                                                      10.47             12.08        130,859    2006
                                                                      10.16             10.47        154,444    2005
                                                                       9.27             10.16        164,611    2004
                                                                       7.12              9.27        162,426    2003
                                                                       9.29              7.12        114,027    2002
                                                                      10.00              9.29         34,127    2001
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 7.72            $10.22          9,184    2009
                                                                      16.77              7.72          4,488    2008
                                                                      16.12             16.77          7,219    2007
                                                                      12.10             16.12          9,595    2006
                                                                      10.54             12.10          2,376    2005
                                                                      10.00             10.54             --    2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 5.76            $ 7.78         12,829    2009
                                                                       9.71              5.76         14,911    2008
                                                                       8.68              9.71         28,666    2007
                                                                       8.86              8.68         34,953    2006
                                                                       7.83              8.86         38,980    2005
                                                                       7.33              7.83         40,371    2004
                                                                       6.03              7.33         42,806    2003
                                                                       8.85              6.03         42,993    2002
                                                                      10.00              8.85         23,933    2001
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $ 7.01            $ 9.76          1,579    2009
                                                                      13.09              7.01          2,868    2008
                                                                      11.68             13.09          2,415    2007
                                                                      10.73             11.68          2,971    2006
                                                                      10.38             10.73          2,821    2005
                                                                       9.21             10.38          2,712    2004
                                                                       6.28              9.21          2,720    2003
                                                                       9.39              6.28          2,905    2002
                                                                      10.00              9.39            386    2001
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $10.43            $11.34          9,316    2009
                                                                      10.76             10.43            305    2008
                                                                       9.97             10.76            305    2007
                                                                       9.96              9.97             --    2006
                                                                      10.00              9.96             --    2005
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 8.20            $10.58          1,325    2009
                                                                      13.19              8.20          1,325    2008
                                                                      13.18             13.19             --    2007
                                                                      11.00             13.18             --    2006
                                                                      10.88             11.00             --    2005
                                                                      10.00             10.88             --    2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.56            $13.78          3,138    2009
                                                                      14.61             11.56          1,918    2008
                                                                      12.69             14.61          2,814    2007
                                                                      11.07             12.69             --    2006
                                                                      10.00             11.07             --    2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 7.73            $ 9.64            --     2009
                                                                                 13.27              7.73            --     2008
                                                                                 12.46             13.27            --     2007
                                                                                 11.83             12.46            --     2006
                                                                                 10.86             11.83            --     2005
                                                                                 10.00             10.86            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 7.73            $ 9.76            --     2009
                                                                                 13.12              7.73            --     2008
                                                                                 13.47             13.12            --     2007
                                                                                 12.17             13.47         1,179     2006
                                                                                 11.22             12.17            --     2005
                                                                                 10.00             11.22            --     2004
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.53            $13.15        15,632     2009
                                                                                 17.65             10.53        20,602     2008
                                                                                 15.25             17.65        31,887     2007
                                                                                 14.58             15.25        33,499     2006
                                                                                 13.77             14.58        35,801     2005
                                                                                 12.36             13.77        29,561     2004
                                                                                 10.00             12.36        24,229     2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $13.18            $17.91        21,469     2009
   Class B                                                                       25.96             13.18        23,277     2008
                                                                                 22.01             25.96        32,892     2007
                                                                                 18.12             22.01        35,009     2006
                                                                                 15.39             18.12        46,608     2005
                                                                                 13.39             15.39        46,771     2004
                                                                                 10.00             13.39        39,604     2003
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          $ 5.92            $ 7.81         9,014     2009
                                                                                  9.16              5.92         9,369     2008
                                                                                  8.63              9.16        10,502     2007
                                                                                  8.02              8.63        11,940     2006
                                                                                  7.85              8.02        11,639     2005
                                                                                  7.50              7.85        12,167     2004
                                                                                  6.04              7.50        12,094     2003
                                                                                  8.63              6.04         7,848     2002
                                                                                 10.00              8.63         1,049     2001
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.85            $11.16        20,615     2009
                                                                                 10.93              7.85        25,200     2008
                                                                                 10.91             10.93        79,569     2007
                                                                                 10.50             10.91        85,008     2006
                                                                                 10.25             10.50        55,140     2005
                                                                                 10.12             10.25        54,174     2004
                                                                                  9.97             10.12        45,959     2003
                                                                                 10.00              9.97            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $13.90            $15.12           187     2009
                                                                                 15.18             13.90           264     2008
                                                                                 14.50             15.18         1,054     2007
                                                                                 14.72             14.50         1,491     2006
                                                                                 13.95             14.72         1,030     2005
                                                                                 13.33             13.95         2,824     2004
                                                                                 10.40             13.33         1,642     2003
                                                                                 10.00             10.40            --     2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $ 8.90            $12.60             --    2009
                                                                         12.44              8.90             --    2008
                                                                         11.30             12.44             --    2007
                                                                         10.85             11.30             --    2006
                                                                         10.63             10.85             --    2005
                                                                         10.00             10.63             --    2004
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $10.15            $15.26         17,910    2009
                                                                         13.94             10.15         23,062    2008
                                                                         13.71             13.94         53,790    2007
                                                                         12.58             13.71         65,001    2006
                                                                         12.48             12.58         58,612    2005
                                                                         11.50             12.48         51,609    2004
                                                                          9.58             11.50         59,039    2003
                                                                          9.59              9.58         44,920    2002
                                                                         10.00              9.59          2,238    2001
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $12.61            $16.05          3,537    2009
                                                                         22.03             12.61          9,195    2008
                                                                         18.54             22.03          9,098    2007
                                                                         16.41             18.54          9,666    2006
                                                                         15.02             16.41          6,820    2005
                                                                         13.31             15.02          6,664    2004
                                                                         10.00             13.31          6,350    2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $ 8.90            $11.29          1,684    2009
                                                                         12.70              8.90          5,572    2008
                                                                         11.19             12.70             --    2007
                                                                         10.60             11.19             --    2006
                                                                         10.36             10.60             --    2005
                                                                         10.00             10.36             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.25            $ 9.88         13,968    2009
                                                                         11.17              7.25         30,331    2008
                                                                         10.43             11.17         11,152    2007
                                                                         10.00             10.43             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.94            $13.27         66,310    2009
                                                                         17.59              9.94         89,807    2008
                                                                         15.22             17.59         97,666    2007
                                                                         13.86             15.22        102,515    2006
                                                                         12.06             13.86        102,371    2005
                                                                         10.62             12.06         80,725    2004
                                                                          8.41             10.62         70,797    2003
                                                                          9.44              8.41         30,476    2002
                                                                         10.00              9.44          4,198    2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.59            $12.83            107    2009
                                                                         16.59              9.59            107    2008
                                                                         15.77             16.59            590    2007
                                                                         14.06             15.77            590    2006
                                                                         11.82             14.06            316    2005
                                                                         11.84             11.82            105    2004
                                                                         10.00             11.84             --    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.33            $ 9.38         50,050    2009
                                                                                   13.00              7.33         66,391    2008
                                                                                   13.03             13.00        110,621    2007
                                                                                   11.03             13.03        129,025    2006
                                                                                   10.60             11.03        135,509    2005
                                                                                    9.67             10.60        149,240    2004
                                                                                    7.54              9.67        148,076    2003
                                                                                    9.24              7.54         72,104    2002
                                                                                   10.00              9.24         17,589    2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.31            $ 9.15         37,722    2009
                                                                                   12.76              7.31         45,067    2008
                                                                                   11.58             12.76         59,773    2007
                                                                                   10.41             11.58         63,698    2006
                                                                                    9.83             10.41         72,719    2005
                                                                                    9.46              9.83         74,395    2004
                                                                                    7.77              9.46         67,014    2003
                                                                                    9.49              7.77         19,883    2002
                                                                                   10.00              9.49          7,849    2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 5.74            $ 7.23         35,727    2009
                                                                                   11.05              5.74         40,587    2008
                                                                                    8.85             11.05         43,961    2007
                                                                                    8.43              8.85         49,109    2006
                                                                                    8.10              8.43         52,604    2005
                                                                                    7.97              8.10         63,949    2004
                                                                                    6.11              7.97         55,912    2003
                                                                                    8.89              6.11         31,735    2002
                                                                                   10.00              8.89          6,391    2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.62            $10.95          1,267    2009
                                                                                   10.11              9.62             --    2008
                                                                                   10.00             10.11             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.20            $18.19         32,837    2009
                                                                                   22.19             13.20         46,871    2008
                                                                                   19.52             22.19         72,809    2007
                                                                                   17.62             19.52         78,263    2006
                                                                                   15.15             17.62         80,538    2005
                                                                                   12.33             15.15         78,043    2004
                                                                                    9.05             12.33         70,437    2003
                                                                                   10.21              9.05         46,949    2002
                                                                                   10.00             10.21          9,633    2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 6.49            $10.05            954    2009
                                                                                   13.52              6.49             --    2008
                                                                                   13.01             13.52             --    2007
                                                                                   11.38             13.01             --    2006
                                                                                   11.27             11.38             --    2005
                                                                                   10.00             11.27          3,837    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.60            $11.49         17,036    2009
                                                                                   12.40              8.60         17,869    2008
                                                                                   12.13             12.40         21,079    2007
                                                                                   10.41             12.13         18,142    2006
                                                                                   10.00             10.41          4,231    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.27            $ 8.05             59    2009
                                                                                    9.92              6.27          2,708    2008
                                                                                   10.00              9.92          3,817    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $10.77            $13.38           5,444   2009
                                                              17.38             10.77             984   2008
                                                              17.04             17.38           1,933   2007
                                                              14.61             17.04           1,940   2006
                                                              13.41             14.61              --   2005
                                                              12.08             13.41              --   2004
                                                               9.79             12.08              --   2003
                                                              10.00              9.79              --   2002
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 6.34            $ 8.19              --   2009
                                                              11.15              6.34              --   2008
                                                              11.05             11.15              --   2007
                                                              10.00             11.05              --   2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.40            $10.38          14,692   2009
                                                              12.70              8.40          17,892   2008
                                                              11.71             12.70          28,305   2007
                                                              10.08             11.71          32,145   2006
                                                               9.83             10.08          36,398   2005
                                                               9.10              9.83          42,145   2004
                                                               7.45              9.10          44,497   2003
                                                               9.17              7.45          37,482   2002
                                                              10.00              9.17           2,916   2001
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.07            $11.77           4,348   2009
                                                              11.84             11.07          14,046   2008
                                                              11.46             11.84          23,708   2007
                                                              11.14             11.46          26,713   2006
                                                              11.08             11.14          27,476   2005
                                                              10.87             11.08          31,377   2004
                                                              10.65             10.87          30,915   2003
                                                              10.00             10.65           3,626   2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $ 9.72            $13.55          25,928   2009
                                                              15.86              9.72          35,888   2008
                                                              14.29             15.86          95,168   2007
                                                              13.38             14.29         109,425   2006
                                                              12.15             13.38         118,818   2005
                                                              10.62             12.15         127,879   2004
                                                               8.11             10.62         147,314   2003
                                                               9.54              8.11         118,664   2002
                                                              10.00              9.54           9,155   2001
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 1.09            $ 1.07         809,593   2009
                                                               1.08              1.09       1,001,686   2008
                                                               1.04              1.08         311,982   2007
                                                               1.01              1.04         341,599   2006
                                                               1.00              1.01         421,438   2005
                                                               1.00              1.00         533,172   2004
                                                               1.01              1.00         616,189   2003
                                                               1.01              1.01         275,394   2002
                                                              10.00              1.01          67,582   2001
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 6.76            $ 9.24          12,982   2009
                                                              10.82              6.76          13,354   2008
                                                              10.43             10.82          30,177   2007
                                                               9.70             10.43          33,434   2006
                                                               9.72              9.70          36,029   2005
                                                               9.21              9.72          42,796   2004
                                                               7.25              9.21          45,271   2003
                                                               9.31              7.25          37,354   2002
                                                              10.00              9.31           2,605   2001
------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $12.45            $16.65          8,299    2009
                                                                       19.75             12.45          9,045    2008
                                                                       23.54             19.75         15,289    2007
                                                                       17.95             23.54         16,122    2006
                                                                       16.30             17.95         16,808    2005
                                                                       12.49             16.30         16,943    2004
                                                                       10.00             12.49         15,720    2003
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 7.23            $ 8.99        142,896    2009
                                                                       11.71              7.23        249,248    2008
                                                                       11.31             11.71        567,225    2007
                                                                        9.94             11.31        623,736    2006
                                                                        9.65              9.94        685,769    2005
                                                                        8.87              9.65        746,283    2004
                                                                        7.02              8.87        775,647    2003
                                                                        9.17              7.02        627,460    2002
                                                                       10.00              9.17         28,212    2001
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 9.46            $12.21         43,340    2009
                                                                       15.39              9.46         60,392    2008
                                                                       15.25             15.39        137,777    2007
                                                                       13.66             15.25        153,148    2006
                                                                       12.66             13.66        161,381    2005
                                                                       11.15             12.66        180,124    2004
                                                                        9.12             11.15        207,542    2003
                                                                       10.74              9.12        153,756    2002
                                                                       10.00             10.74          9,466    2001
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 $10.71            $12.75         16,429    2009
                                                                       15.37             10.71         29,740    2008
                                                                       13.97             15.37         51,475    2007
                                                                       12.46             13.97         47,838    2006
                                                                       12.19             12.46         52,248    2005
                                                                       11.44             12.19         43,251    2004
                                                                       10.00             11.44         10,919    2003
                                                                        8.13              9.66             --    2009
                                                                       11.68              8.13             --    2008
                                                                       10.62             11.68             --    2007
                                                                       10.00             10.62             --    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.39            $ 9.58         21,126    2009
                                                                       11.72              7.39         26,966    2008
                                                                       11.01             11.72         51,967    2007
                                                                        9.62             11.01         67,340    2006
                                                                        9.52              9.62         71,435    2005
                                                                        8.93              9.52         77,850    2004
                                                                        7.35              8.93         72,937    2003
                                                                        9.24              7.35         71,477    2002
                                                                       10.00              9.24          2,013    2001
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.43            $ 9.53             --    2009
                                                                       10.00              6.43             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.58            $ 8.57          3,420    2009
                                                                       10.00              6.58             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.02            $ 9.05          2,022    2009
                                                                       10.00              7.02             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.59            $ 8.69          6,259    2009
                                                                       10.00              7.59             --    2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                   NUMBER OF
                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $10.58            $11.33          3,814    2009
   Service Shares                                                    10.00             10.58             --    2008
-------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 7.47            $ 9.82          6,434    2009
   Service Shares                                                    10.00              7.47             --    2008
-------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                  $ 7.24            $10.40          9,500    2009
                                                                     10.00              7.24             --    2008
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                  $ 8.23            $10.79            982    2009
                                                                     13.26              8.23            851    2008
                                                                     13.04             13.26            809    2007
                                                                     11.39             13.04          2,547    2006
                                                                     10.00             11.39            741    2005
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                              $11.10            $13.73         52,610    2009
                                                                     13.41             11.10         63,702    2008
                                                                     12.34             13.41        112,109    2007
                                                                     11.34             12.34        123,632    2006
                                                                     10.69             11.34        129,363    2005
                                                                     10.02             10.69        134,888    2004
                                                                      8.94             10.02        140,234    2003
                                                                      9.72              8.94        110,855    2002
                                                                     10.00              9.72         35,783    2001
-------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                            $ 7.19            $10.24          7,647    2009
                                                                     13.00              7.19          8,868    2008
                                                                     10.84             13.00         11,903    2007
                                                                      9.71             10.84         21,595    2006
                                                                      8.79              9.71         22,714    2005
                                                                      7.41              8.79         21,754    2004
                                                                      5.58              7.41         23,373    2003
                                                                      7.87              5.58         19,472    2002
                                                                     10.00              7.87          4,619    2001
-------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                 $ 8.63            $12.42         16,522    2009
                                                                     15.72              8.63         15,437    2008
                                                                     11.68             15.72         16,933    2007
                                                                     10.86             11.68         19,276    2006
                                                                      9.79             10.86         20,260    2005
                                                                      8.42              9.79         22,201    2004
                                                                      7.11              8.42         18,810    2003
                                                                      8.58              7.11         18,063    2002
                                                                     10.00              8.58          7,955    2001
-------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                     $ 5.11            $ 7.90            271    2009
                                                                      9.26              5.11            628    2008
                                                                      7.72              9.26            714    2007
                                                                      7.26              7.72          1,591    2006
                                                                      6.61              7.26          2,610    2005
                                                                      6.67              6.61          3,044    2004
                                                                      4.62              6.67          4,100    2003
                                                                      7.93              4.62          5,024    2002
                                                                     10.00              7.93          2,388    2001
-------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                               $ 5.87            $ 7.87         6,749     2009
                                                                                    9.90              5.87        13,596     2008
                                                                                    8.75              9.90        17,614     2007
                                                                                    7.99              8.75        24,874     2006
                                                                                    7.80              7.99        25,663     2005
                                                                                    7.59              7.80        26,211     2004
                                                                                    5.86              7.59        26,457     2003
                                                                                    8.11              5.86        20,306     2002
                                                                                   10.00              8.11         4,938     2001
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                            $10.83            $19.12         7,109     2009
                                                                                   23.01             10.83         9,286     2008
                                                                                   18.24             23.01         9,835     2007
                                                                                   12.62             18.24        11,165     2006
                                                                                    9.71             12.62        13,234     2005
                                                                                    8.30              9.71        14,385     2004
                                                                                    6.26              8.30        14,470     2003
                                                                                    8.55              6.26         8,954     2002
                                                                                   10.00              8.55         1,741     2001
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                           $ 5.56            $ 7.53        12,522     2009
                                                                                   10.23              5.56        14,740     2008
                                                                                    9.49             10.23        21,774     2007
                                                                                    8.17              9.49        29,964     2006
                                                                                    7.85              8.17        30,648     2005
                                                                                    7.62              7.85        30,227     2004
                                                                                    6.25              7.62        32,790     2003
                                                                                    8.54              6.25        24,445     2002
                                                                                   10.00              8.54         3,512     2001
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.21            $12.18         2,257     2009
                                                                                   15.72              9.21         1,346     2008
                                                                                   15.90             15.72           397     2007
                                                                                   14.57             15.90           600     2006
                                                                                   13.48             14.57           754     2005
                                                                                   12.57             13.48           875     2004
                                                                                   10.00             12.57            --     2003
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.41            $ 7.75            --     2009
   Class II                                                                        10.00              6.41            --     2008
                                                                                   10.00             10.00            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.94            $ 7.57            --     2009
   Class I                                                                          9.50              5.94         2,444     2008
                                                                                   10.00              9.50         2,444     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 5.93            $ 8.12        17,389     2009
                                                                                    9.54              5.93        23,918     2008
                                                                                    8.72              9.54        48,693     2007
                                                                                    8.25              8.72        64,521     2006
                                                                                    8.03              8.25        61,957     2005
                                                                                    7.47              8.03        60,667     2004
                                                                                    6.19              7.47        58,920     2003
                                                                                    8.68              6.19        39,980     2002
                                                                                   10.00              8.68         2,297     2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 7.68            $ 9.58         6,497     2009
                                                                      11.68              7.68        13,609     2008
                                                                      10.77             11.68        27,609     2007
                                                                       9.70             10.77        30,103     2006
                                                                       9.19              9.70        33,861     2005
                                                                       8.39              9.19        30,989     2004
                                                                       6.99              8.39        29,101     2003
                                                                       9.00              6.99        16,543     2002
                                                                      10.00              9.00         3,388     2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $ 6.21            $ 9.97         8,954     2009
                                                                      10.42              6.21        11,101     2008
                                                                      10.34             10.42        15,281     2007
                                                                       9.29             10.34        16,274     2006
                                                                       8.98              9.29        17,183     2005
                                                                       8.58              8.98        20,763     2004
                                                                       6.52              8.58        20,680     2003
                                                                       9.70              6.52        10,091     2002
                                                                      10.00              9.70           427     2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.94            $12.69           698     2009
                                                                      14.29             10.94           128     2008
                                                                      13.95             14.29           128     2007
                                                                      12.68             13.95            --     2006
                                                                      12.54             12.68            --     2005
                                                                      11.46             12.54            --     2004
                                                                      10.03             11.46            --     2003
                                                                      10.00             10.03            --     2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $11.74            $15.37        14,088     2009
                                                                      19.15             11.74        19,060     2008
                                                                      15.24             19.15        32,961     2007
                                                                      11.80             15.24        35,636     2006
                                                                      10.27             11.80        41,455     2005
                                                                       8.03             10.27        44,310     2004
                                                                       6.01              8.03        52,530     2003
                                                                       7.91              6.01        40,102     2002
                                                                      10.00              7.91         4,890     2001
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 6.93            $ 8.30           149     2009
                                                                      12.46              6.93           166     2008
                                                                      12.22             12.46         1,798     2007
                                                                      11.19             12.22         1,760     2006
                                                                      10.95             11.19         3,785     2005
                                                                      10.00             10.95         2,319     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 8.84            $12.56         1,565     2009
                                                                      16.51              8.84         2,967     2008
                                                                      14.71             16.51         7,410     2007
                                                                      13.86             14.71         7,784     2006
                                                                      13.41             13.86         9,013     2005
                                                                      12.77             13.41        11,413     2004
                                                                       9.91             12.77         7,586     2003
                                                                      10.00              9.91            --     2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                            $ 9.49            $13.03         42,788
                                                                                      16.13              9.49         46,564
                                                                                      15.43             16.13         57,505
                                                                                      13.34             15.43         61,289
                                                                                      11.87             13.34         57,864
                                                                                      10.13             11.87         55,486
                                                                                       7.20             10.13         46,001
                                                                                       9.41              7.20         21,139
                                                                                      10.00              9.41          3,284
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $ 7.21            $ 9.09         60,217
                                                                                      11.92              7.21         77,269
                                                                                      11.61             11.92        120,940
                                                                                      10.27             11.61        145,522
                                                                                       9.85             10.27        151,217
                                                                                       9.16              9.85        157,903
                                                                                       7.35              9.16        158,419
                                                                                       9.21              7.35        129,104
                                                                                      10.00              9.21         14,675
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        $11.42            $15.40         17,469
                                                                                      18.69             11.42         20,638
                                                                                      19.23             18.69         25,958
                                                                                      17.02             19.23         27,569
                                                                                      15.74             17.02         32,162
                                                                                      13.40             15.74         27,625
                                                                                       9.43             13.40         21,903
                                                                                      10.00              9.43             --
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $ 8.25            $10.76          1,177
                                                                                      16.49              8.25          1,002
                                                                                      15.78             16.49            974
                                                                                      15.59             15.78          2,321
                                                                                      14.13             15.59          2,311
                                                                                      12.00             14.13          2,161
                                                                                      10.00             12.00          2,131
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $ 9.48            $11.35          5,161
                                                                                      11.44              9.48          4,851
                                                                                      10.73             11.44         31,669
                                                                                      10.41             10.73          2,121
                                                                                      10.00             10.41          2,038
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $11.86            $13.51            857
                                                                                      12.33             11.86            752
                                                                                      12.07             12.33          1,961
                                                                                      11.99             12.07          1,958
                                                                                      11.57             11.99          1,761
                                                                                      11.12             11.57          1,889
                                                                                      11.04             11.12          2,415
                                                                                      10.35             11.04          2,642
                                                                                      10.00             10.35          1,017
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $10.84            $14.98         24,609
                                                                                      14.37             10.84         33,612
                                                                                      14.09             14.37         55,972
                                                                                      13.11             14.09         67,885
                                                                                      12.78             13.11         70,488
                                                                                      11.84             12.78         75,949
                                                                                       9.78             11.84         72,450
                                                                                      10.04              9.78         26,899
                                                                                      10.00             10.04          5,392
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.27            $16.27         47,888    2009
                                                                              14.94             17.27        123,865    2008
                                                                              13.81             14.94        101,132    2007
                                                                              13.86             13.81        115,747    2006
                                                                              13.42             13.86        127,472    2005
                                                                              12.66             13.42        144,234    2004
                                                                              12.37             12.66        168,338    2003
                                                                              10.67             12.37        150,847    2002
                                                                              10.00             10.67         13,318    2001
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.63            $11.87         20,855    2009
                                                                              10.83             10.63             --    2008
                                                                              10.24             10.83             --    2007
                                                                               9.99             10.24             --    2006
                                                                              10.00              9.99             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.89            $15.61        189,732    2009
                                                                              13.45             13.89        210,207    2008
                                                                              12.56             13.45        303,413    2007
                                                                              12.27             12.56        337,778    2006
                                                                              12.15             12.27        349,612    2005
                                                                              11.76             12.15        378,680    2004
                                                                              11.36             11.76        389,944    2003
                                                                              10.56             11.36        278,055    2002
                                                                              10.00             10.56         14,545    2001
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 5.52            $ 8.27         15,665    2009
                                                                               9.64              5.52         18,325    2008
                                                                               8.30              9.64         22,005    2007
                                                                               7.97              8.30         22,259    2006
                                                                               7.99              7.97         21,786    2005
                                                                               7.42              7.99         21,723    2004
                                                                               5.18              7.42         19,790    2003
                                                                               8.59              5.18         17,165    2002
                                                                              10.00              8.59            308    2001
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.91            $13.90             --    2009
                                                                              16.11              9.91             --    2008
                                                                              14.66             16.11             --    2007
                                                                              14.67             14.66             --    2006
                                                                              13.05             14.67             --    2005
                                                                              12.13             13.05             --    2004
                                                                              10.00             12.13             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.16            $18.87            370    2009
                                                                              20.37             12.16             --    2008
                                                                              18.77             20.37             --    2007
                                                                              16.76             18.77             --    2006
                                                                              14.03             16.76             --    2005
                                                                              12.34             14.03             --    2004
                                                                              10.00             12.34             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $11.97            $20.81          2,625    2009
                                                                              25.95             11.97          1,416    2008
                                                                              17.83             25.95          1,272    2007
                                                                              14.86             17.83            216    2006
                                                                              10.00             14.86             --    2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.43            $ 8.97            --     2009
                                                           9.76              7.43            --     2008
                                                          10.00              9.76            --     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.57            $ 9.09           573     2009
                                                          11.10              5.57           575     2008
                                                           9.66             11.10           577     2007
                                                           9.55              9.66           938     2006
                                                           9.00              9.55           939     2005
                                                           8.56              9.00           941     2004
                                                           7.19              8.56         2,321     2003
                                                          10.00              7.19            --     2002
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 8.58            $10.85         7,701     2009
                                                          13.56              8.58        10,152     2008
                                                          14.08             13.56        18,537     2007
                                                          12.32             14.08        19,700     2006
                                                          12.00             12.32        16,441     2005
                                                          10.37             12.00        15,282     2004
                                                           8.05             10.37        15,325     2003
                                                          10.00              8.05            --     2002
--------------------------------------------------------------------------------------------------------

                      EACH ANNUITANT OVER AGE 70 AT ISSUE




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.63            $11.09           787     2009
                                                                           16.13              7.63           787     2008
                                                                           16.19             16.13           945     2007
                                                                           14.57             16.19           955     2006
                                                                           14.05             14.57           955     2005
                                                                           12.89             14.05         1,253     2004
                                                                           10.00             12.89         1,254     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.18            $ 7.35           496     2009
                                                                           10.92              6.18         1,218     2008
                                                                            9.91             10.92         1,235     2007
                                                                            9.48              9.91         1,262     2006
                                                                            8.86              9.48           671     2005
                                                                            8.45              8.86           696     2004
                                                                            6.63              8.45         1,094     2003
                                                                            8.91              6.63           988     2002
                                                                           10.00              8.91           302     2001
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.89            $ 9.95         2,289     2009
                                                                           11.48              7.89         2,724     2008
                                                                           10.79             11.48         4,019     2007
                                                                           10.00             10.79         8,022     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.18            $13.51            36     2009
                                                                           17.41             10.18            --     2008
                                                                           15.47             17.41         1,150     2007
                                                                           12.30             15.47         1,150     2006
                                                                           10.63             12.30            --     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.99            $ 8.56         1,422     2009
                                                                           10.19              6.99         1,488     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.01            $13.57            --     2009
                                                                           17.43              9.01            --     2008
                                                                           14.79             17.43            --     2007
                                                                           13.87             14.79            --     2006
                                                                           13.61             13.87            --     2005
                                                                           13.16             13.61            --     2004
                                                                           10.00             13.16            --     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.18            $ 8.50        18,488     2009
                                                                           12.31              7.18        26,359     2008
                                                                           11.94             12.31        36,402     2007
                                                                           10.38             11.94        43,952     2006
                                                                           10.09             10.38        52,550     2005
                                                                            9.22             10.09        55,611     2004
                                                                            7.09              9.22        59,210     2003
                                                                            9.28              7.09        62,219     2002
                                                                           10.00              9.28        18,343     2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.66            $10.12            61     2009
                                                                           16.66              7.66            --     2008
                                                                           16.05             16.66         1,124     2007
                                                                           12.08             16.05         1,124     2006
                                                                           10.54             12.08            --     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 5.67            $ 7.65         9,454     2009
                                                                        9.59              5.67        14,890     2008
                                                                        8.58              9.59        15,083     2007
                                                                        8.78              8.58        16,785     2006
                                                                        7.77              8.78        30,628     2005
                                                                        7.29              7.77        17,236     2004
                                                                        6.01              7.29        18,179     2003
                                                                        8.84              6.01         6,810     2002
                                                                       10.00              8.84         3,469     2001
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 6.91            $ 9.59            --     2009
                                                                       12.91              6.91            --     2008
                                                                       11.55             12.91         1,065     2007
                                                                       10.63             11.55         1,065     2006
                                                                       10.30             10.63         1,528     2005
                                                                        9.16             10.30         1,528     2004
                                                                        6.26              9.16         1,528     2003
                                                                        9.37              6.26         1,528     2002
                                                                       10.00              9.37            --     2001
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.36            $11.23           108     2009
                                                                       10.70             10.36            --     2008
                                                                        9.94             10.70         2,012     2007
                                                                        9.95              9.94         2,012     2006
                                                                       10.00              9.95            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 8.12            $10.46            --     2009
                                                                       13.09              8.12            --     2008
                                                                       13.11             13.09            --     2007
                                                                       10.97             13.11            --     2006
                                                                       10.86             10.97            --     2005
                                                                       10.00             10.86            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $11.48            $13.65         8,163     2009
                                                                       14.53             11.48            --     2008
                                                                       12.65             14.53            --     2007
                                                                       11.05             12.65            --     2006
                                                                       10.00             11.05            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 7.66            $ 9.53            --     2009
                                                                       13.17              7.66            --     2008
                                                                       12.39             13.17            --     2007
                                                                       11.79             12.39            --     2006
                                                                       10.85             11.79            --     2005
                                                                       10.00             10.85            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 7.66            $ 9.64            --     2009
                                                                       13.02              7.66            --     2008
                                                                       13.40             13.02            --     2007
                                                                       12.13             13.40            --     2006
                                                                       11.20             12.13            --     2005
                                                                       10.00             11.20            --     2004
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $10.41            $12.97         1,709     2009
                                                                       17.48             10.41         5,174     2008
                                                                       15.13             17.48         6,108     2007
                                                                       14.50             15.13         6,984     2006
                                                                       13.72             14.50         7,827     2005
                                                                       12.35             13.72         8,786     2004
                                                                       10.00             12.35         7,564     2003
---------------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Columbia Marsico                    $13.03            $17.67         1,141     2009
   International                      25.71             13.03         3,764     2008
   Opportunities Fund,                21.85             25.71         3,968     2007
   Variable Series -- Class B         18.03             21.85         5,572     2006
                                      15.33             18.03         4,767     2005
                                      13.37             15.33         5,263     2004
                                      10.00             13.37         5,089     2003
------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------
 The Dreyfus Socially                $ 5.83            $ 7.67            --     2009
   Responsible Growth Fund,            9.04              5.83           589     2008
   Inc. -- Initial Shares              8.53              9.04           598     2007
                                       7.94              8.53           585     2006
                                       7.79              7.94           575     2005
                                       7.46              7.79           539     2004
                                       6.02              7.46           565     2003
                                       8.62              6.02            --     2002
                                      10.00              8.62            --     2001
------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $ 7.75            $11.00         2,815     2009
                                      10.81              7.75        14,823     2008
                                      10.82             10.81        21,759     2007
                                      10.43             10.82        27,577     2006
                                      10.21             10.43        23,505     2005
                                      10.09             10.21        36,250     2004
                                       9.97             10.09        26,636     2003
                                      10.00              9.97            --     2002
------------------------------------------------------------------------------------
 VT Worldwide Health Sciences        $13.72            $14.90            --     2009
   Fund                               15.01             13.72            --     2008
                                      14.38             15.01           757     2007
                                      14.62             14.38           805     2006
                                      13.89             14.62           743     2005
                                      13.29             13.89           678     2004
                                      10.40             13.29           879     2003
                                      10.00             10.40            --     2002
------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY
 TRUST
------------------------------------------------------------------------------------
 Evergreen VA Omega Fund --          $ 8.82            $12.45            --     2009
   Class 2                            12.35              8.82            --     2008
                                      11.24             12.35            --     2007
                                      10.81             11.24            --     2006
                                      10.61             10.81            --     2005
                                      10.00             10.61            --     2004
------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------
 Federated High Income Bond          $10.00            $15.00         1,829     2009
   Fund II -- Service Shares          13.76             10.00         3,227     2008
                                      13.56             13.76         4,101     2007
                                      12.47             13.56         4,396     2006
                                      12.39             12.47         4,817     2005
                                      11.44             12.39         5,064     2004
                                       9.55             11.44         5,777     2003
                                       9.58              9.55         3,837     2002
                                      10.00              9.58            53     2001
------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $12.47            $15.83           955     2009
                                                                         21.83             12.47         1,044     2008
                                                                         18.40             21.83           826     2007
                                                                         16.32             18.40           930     2006
                                                                         14.97             16.32         1,002     2005
                                                                         13.30             14.97           903     2004
                                                                         10.00             13.30         1,980     2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $ 8.81            $11.16            --     2009
                                                                         12.61              8.81            --     2008
                                                                         11.13             12.61            --     2007
                                                                         10.56             11.13            --     2006
                                                                         10.35             10.56            --     2005
                                                                         10.00             10.35            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.21            $ 9.81            --     2009
                                                                         11.14              7.21            --     2008
                                                                         10.42             11.14            --     2007
                                                                         10.00             10.42            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.78            $13.04         3,758     2009
                                                                         17.36              9.78         6,618     2008
                                                                         15.05             17.36         8,899     2007
                                                                         13.73             15.05        12,607     2006
                                                                         11.97             13.73         6,244     2005
                                                                         10.57             11.97         5,576     2004
                                                                          8.38             10.57         8,163     2003
                                                                          9.43              8.38         3,085     2002
                                                                         10.00              9.43           809     2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.48            $12.66            --     2009
                                                                         16.43              9.48            --     2008
                                                                         15.65             16.43            --     2007
                                                                         13.98             15.65            --     2006
                                                                         11.78             13.98            --     2005
                                                                         11.83             11.78            --     2004
                                                                         10.00             11.83            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.22            $ 9.22         8,808     2009
                                                                         12.83              7.22        21,184     2008
                                                                         12.88             12.83        25,156     2007
                                                                         10.92             12.88        26,754     2006
                                                                         10.52             10.92        26,910     2005
                                                                          9.62             10.52        26,278     2004
                                                                          7.52              9.62        23,582     2003
                                                                          9.23              7.52         9,913     2002
                                                                         10.00              9.23         2,553     2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.20            $ 8.99         7,439     2009
                                                                         12.59              7.20         8,612     2008
                                                                         11.45             12.59         7,993     2007
                                                                         10.31             11.45        10,346     2006
                                                                          9.76             10.31        14,267     2005
                                                                          9.41              9.76        14,660     2004
                                                                          7.75              9.41        13,489     2003
                                                                          9.47              7.75         8,157     2002
                                                                         10.00              9.47           181     2001
-----------------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 VIP Growth Portfolio --             $ 5.65            $ 7.11           554     2009
   Service Class 2                    10.90              5.65           667     2008
                                       8.75             10.90         7,921     2007
                                       8.35              8.75         8,414     2006
                                       8.05              8.35        10,198     2005
                                       7.93              8.05        11,174     2004
                                       6.09              7.93        11,920     2003
                                       8.88              6.09        11,771     2002
                                      10.00              8.88           468     2001
------------------------------------------------------------------------------------
 VIP Investment Grade Bond           $ 9.59            $10.89            --     2009
   Portfolio -- Service Class         10.10              9.59            --     2008
   2                                  10.00             10.10            --     2007
------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio --            $13.00            $17.87         4,968     2009
   Service Class 2                    21.89             13.00         8,259     2008
                                      19.30             21.89         9,930     2007
                                      17.46             19.30        10,501     2006
                                      15.04             17.46        12,165     2005
                                      12.27             15.04        13,468     2004
                                       9.02             12.27        26,963     2003
                                      10.20              9.02        13,735     2002
                                      10.00             10.20         1,892     2001
------------------------------------------------------------------------------------
 VIP Value Strategies                $ 6.43            $ 9.94            --     2009
   Portfolio -- Service Class         13.42              6.43            --     2008
   2                                  12.94             13.42         2,265     2007
                                      11.34             12.94         2,265     2006
                                      11.26             11.34            --     2005
                                      10.00             11.26            --     2004
------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------
 Franklin Income Securities          $ 8.53            $11.38         2,563     2009
   Fund -- Class 2 Shares             12.33              8.53         2,258     2008
                                      12.09             12.33           811     2007
                                      10.39             12.09         1,745     2006
                                      10.00             10.39            --     2005
------------------------------------------------------------------------------------
 Franklin Templeton VIP              $ 6.25            $ 8.01            --     2009
   Founding Funds Allocation           9.91              6.25            --     2008
   Fund -- Class 2 Shares             10.00              9.91            --     2007
------------------------------------------------------------------------------------
 Mutual Shares Securities            $10.63            $13.18            60     2009
   Fund -- Class 2 Shares             17.19             10.63            --     2008
                                      16.90             17.19            --     2007
                                      14.51             16.90            --     2006
                                      13.34             14.51            --     2005
                                      12.05             13.34            --     2004
                                       9.79             12.05            --     2003
                                      10.00              9.79            --     2002
------------------------------------------------------------------------------------
 Templeton Growth Securities         $ 6.30            $ 8.13            --     2009
   Fund -- Class 2 Shares             11.11              6.30            --     2008
                                      11.04             11.11            --     2007
                                      10.00             11.04            --     2006
------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $ 8.27            $10.20         14,516    2009
                                                         12.54              8.27         14,533    2008
                                                         11.58             12.54         16,997    2007
                                                          9.99             11.58         20,165    2006
                                                          9.76              9.99         16,770    2005
                                                          9.06              9.76          6,342    2004
                                                          7.42              9.06          7,472    2003
                                                          9.16              7.42          8,213    2002
                                                         10.00              9.16             --    2001
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $10.92            $11.59          2,736    2009
                                                         11.70             10.92          2,567    2008
                                                         11.35             11.70          3,110    2007
                                                         11.06             11.35          2,929    2006
                                                         11.02             11.06          2,818    2005
                                                         10.83             11.02          3,343    2004
                                                         10.63             10.83          2,647    2003
                                                         10.00             10.63             --    2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $ 9.57            $13.31         12,926    2009
                                                         15.65              9.57         13,861    2008
                                                         14.13             15.65         17,818    2007
                                                         13.25             14.13         18,261    2006
                                                         12.06             13.25         20,514    2005
                                                         10.57             12.06         11,511    2004
                                                          8.08             10.57         11,914    2003
                                                          9.53              8.08         17,111    2002
                                                         10.00              9.53            350    2001
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.07            $ 1.05          4,247    2009
                                                          1.06              1.07         24,274    2008
                                                          1.03              1.06         29,200    2007
                                                          1.00              1.03         34,658    2006
                                                          0.99              1.00         33,949    2005
                                                          1.00              0.99         49,033    2004
                                                          1.01              1.00        124,094    2003
                                                          1.01              1.01        180,193    2002
                                                         10.00              1.01         24,947    2001
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 6.65            $ 9.08          2,427    2009
                                                         10.68              6.65          2,428    2008
                                                         10.31             10.68          2,499    2007
                                                          9.61             10.31          2,594    2006
                                                          9.65              9.61          2,674    2005
                                                          9.16              9.65          2,675    2004
                                                          7.23              9.16          2,767    2003
                                                          9.30              7.23          1,795    2002
                                                         10.00              9.30             29    2001
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.30            $16.43            581    2009
                                                         19.56             12.30          1,356    2008
                                                         23.36             19.56          1,449    2007
                                                         17.86             23.36          1,420    2006
                                                         16.24             17.86          1,389    2005
                                                         12.48             16.24          1,406    2004
                                                         10.00             12.48          1,902    2003
-------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 S&P 500(R) Index Fund               $ 7.12            $ 8.84        28,666     2009
                                      11.56              7.12        33,268     2008
                                      11.18             11.56        38,665     2007
                                       9.85             11.18        41,803     2006
                                       9.58              9.85        47,120     2005
                                       8.82              9.58        43,953     2004
                                       6.99              8.82        48,344     2003
                                       9.16              6.99        34,649     2002
                                      10.00              9.16         2,918     2001
------------------------------------------------------------------------------------
 Small-Cap Equity Fund --            $ 9.32            $12.00        13,693     2009
   Class 1 Shares                     15.18              9.32        16,981     2008
                                      15.08             15.18        19,550     2007
                                      13.54             15.08        20,364     2006
                                      12.56             13.54        21,399     2005
                                      11.09             12.56        13,726     2004
                                       9.09             11.09        14,779     2003
                                      10.73              9.09         8,760     2002
                                      10.00             10.73         1,556     2001
------------------------------------------------------------------------------------
 Total Return Fund -- Class 1        $10.59            $12.58        11,573     2009
   Shares                             15.22             10.59        11,857     2008
                                      13.86             15.22        17,188     2007
                                      12.39             13.86        14,668     2006
                                      12.15             12.39        15,026     2005
                                      11.42             12.15         9,115     2004
                                      10.00             11.42         8,699     2003
------------------------------------------------------------------------------------
 Total Return Fund -- Class 3        $ 8.08            $ 9.58            --     2009
   Shares                             11.64              8.08            --     2008
                                      10.61             11.64            --     2007
                                      10.00             10.61            --     2006
------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1         $ 7.27            $ 9.41        13,310     2009
   Shares                             11.56              7.27        13,390     2008
                                      10.89             11.56        14,855     2007
                                       9.53             10.89        14,866     2006
                                       9.46              9.53        14,866     2005
                                       8.89              9.46         4,238     2004
                                       7.33              8.89         4,239     2003
                                       9.23              7.33         5,075     2002
                                      10.00              9.23            28     2001
------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE
 TRUST
------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund        $ 6.43            $ 9.50            --     2009
   -- Service Shares                  10.00              6.43            --     2008
------------------------------------------------------------------------------------
 Genworth Columbia Mid Cap
   Value Fund -- Service             $ 6.57            $ 8.54            38     2009
   Shares                             10.00              6.57            --     2008
------------------------------------------------------------------------------------
 Genworth Davis NY Venture           $ 7.02            $ 9.02            --     2009
   Fund -- Service Shares             10.00              7.02            --     2008
------------------------------------------------------------------------------------
 Genworth Eaton Vance Large
   Cap Value Fund -- Service         $ 7.59            $ 8.67            93     2009
   Shares                             10.00              7.59            --     2008
------------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond Index          $10.58            $11.30            66     2009
   Fund -- Service Shares             10.00             10.58            --     2008
------------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service            $ 7.46            $ 9.80            99     2009
   Shares                             10.00              7.46            --     2008
------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS           $ 7.24            $10.37           127     2009
   Fund -- Service Shares             10.00              7.24            --     2008
------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                      $ 8.16            $10.69            --     2009
                                                         13.19              8.16            --     2008
                                                         12.99             13.19            --     2007
                                                         11.37             12.99            --     2006
                                                         10.00             11.37            --     2005
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  $10.93            $13.49         4,486     2009
                                                         13.23             10.93         8,299     2008
                                                         12.20             13.23        16,510     2007
                                                         11.24             12.20        20,331     2006
                                                         10.61             11.24        22,934     2005
                                                          9.96             10.61        26,410     2004
                                                          8.91              9.96        36,133     2003
                                                          9.70              8.91        40,545     2002
                                                         10.00              9.70         3,018     2001
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $ 7.08            $10.06            --     2009
                                                         12.83              7.08         1,125     2008
                                                         10.72             12.83         1,125     2007
                                                          9.62             10.72         1,125     2006
                                                          8.73              9.62         1,203     2005
                                                          7.37              8.73        11,725     2004
                                                          5.56              7.37         2,700     2003
                                                          7.86              5.56         1,552     2002
                                                         10.00              7.86            --     2001
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $ 8.50            $12.20         2,217     2009
                                                         15.51              8.50         2,026     2008
                                                         11.55             15.51         2,050     2007
                                                         10.76             11.55         2,064     2006
                                                          9.72             10.76         2,123     2005
                                                          8.38              9.72         2,590     2004
                                                          7.08              8.38         1,277     2003
                                                          8.57              7.08         1,214     2002
                                                         10.00              8.57         1,718     2001
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 5.03            $ 7.77            --     2009
                                                          9.14              5.03            --     2008
                                                          7.63              9.14            --     2007
                                                          7.20              7.63            --     2006
                                                          6.56              7.20            --     2005
                                                          6.63              6.56            --     2004
                                                          4.60              6.63           332     2003
                                                          7.93              4.60           332     2002
                                                         10.00              7.93           333     2001
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $ 5.78            $ 7.73           386     2009
                                                          9.77              5.78           386     2008
                                                          8.66              9.77         1,325     2007
                                                          7.92              8.66         6,046     2006
                                                          7.74              7.92         6,286     2005
                                                          7.55              7.74         6,555     2004
                                                          5.84              7.55         6,856     2003
                                                          8.10              5.84         4,966     2002
                                                         10.00              8.10            --     2001
-------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Overseas Portfolio --               $10.67            $18.79            --     2009
   Service Shares                     22.70             10.67         1,228     2008
                                      18.03             22.70         1,242     2007
                                      12.50             18.03         1,255     2006
                                       9.64             12.50         2,650     2005
                                       8.25              9.64         3,017     2004
                                       6.24              8.25         2,518     2003
                                       8.54              6.24           891     2002
                                      10.00              8.54           833     2001
------------------------------------------------------------------------------------
 Worldwide Portfolio --              $ 5.48            $ 7.40         2,301     2009
   Service Shares                     10.09              5.48         3,367     2008
                                       9.38             10.09         3,882     2007
                                       8.09              9.38         4,134     2006
                                       7.79              8.09         7,775     2005
                                       7.58              7.79         8,454     2004
                                       6.23              7.58         9,264     2003
                                       8.53              6.23        10,365     2002
                                      10.00              8.53           466     2001
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST
------------------------------------------------------------------------------------
 Legg Mason ClearBridge              $ 9.10            $12.01            --     2009
   Variable Aggressive Growth         15.58              9.10            --     2008
   Portfolio -- Class II              15.78             15.58            --     2007
                                      14.49             15.78            --     2006
                                      13.43             14.49            --     2005
                                      12.56             13.43            --     2004
                                      10.00             12.56            --     2003
------------------------------------------------------------------------------------
 Legg Mason ClearBridge
   Variable Equity Income            $ 6.39            $ 7.71            --     2009
   Builder Portfolio -- Class          9.99              6.39            --     2008
   II                                 10.00              9.99            --     2007
------------------------------------------------------------------------------------
 Legg Mason ClearBridge
   Variable Fundamental All          $ 5.92            $ 7.53            --     2009
   Cap Value Portfolio --              9.49              5.92            --     2008
   Class I                            10.00              9.49            --     2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
 TRUST
------------------------------------------------------------------------------------
 MFS(R) Investors Growth             $ 5.83            $ 7.98         1,529     2009
   Stock Series -- Service             9.41              5.83         2,224     2008
   Class Shares                        8.62              9.41         6,001     2007
                                       8.17              8.62         5,923     2006
                                       7.97              8.17         6,448     2005
                                       7.44              7.97         6,521     2004
                                       6.17              7.44         6,451     2003
                                       8.67              6.17        15,434     2002
                                      10.00              8.67           504     2001
------------------------------------------------------------------------------------
 MFS(R) Investors Trust              $ 7.56            $ 9.41         5,065     2009
   Series -- Service Class            11.52              7.56         5,142     2008
   Shares                             10.65             11.52         5,083     2007
                                       9.61             10.65         5,254     2006
                                       9.13              9.61         5,385     2005
                                       8.35              9.13         5,849     2004
                                       6.97              8.35         6,028     2003
                                       8.99              6.97         5,972     2002
                                      10.00              8.99           426     2001
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $ 6.12            $ 9.80            87     2009
                                                                      10.28              6.12         3,402     2008
                                                                      10.22             10.28         4,208     2007
                                                                       9.21             10.22         4,402     2006
                                                                       8.91              9.21         4,693     2005
                                                                       8.53              8.91         4,837     2004
                                                                       6.50              8.53         4,938     2003
                                                                       9.69              6.50         2,072     2002
                                                                      10.00              9.69           319     2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.80            $12.50            --     2009
                                                                      14.14             10.80            --     2008
                                                                      13.83             14.14            --     2007
                                                                      12.60             13.83            --     2006
                                                                      12.48             12.60            --     2005
                                                                      11.43             12.48            --     2004
                                                                      10.02             11.43            --     2003
                                                                      10.00             10.02            --     2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series--Service Class Shares                      $11.56            $15.10           643     2009
                                                                      18.90             11.56         1,564     2008
                                                                      15.06             18.90         7,742     2007
                                                                      11.69             15.06        12,726     2006
                                                                      10.20             11.69         7,153     2005
                                                                       7.99             10.20         8,475     2004
                                                                       5.99              7.99         7,728     2003
                                                                       7.90              5.99         8,996     2002
                                                                      10.00              7.90            62     2001
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 6.86            $ 8.20            --     2009
                                                                      12.37              6.86            --     2008
                                                                      12.16             12.37            --     2007
                                                                      11.15             12.16            --     2006
                                                                      10.93             11.15            --     2005
                                                                      10.00             10.93            --     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 8.73            $12.37           153     2009
                                                                      16.33              8.73           185     2008
                                                                      14.58             16.33           213     2007
                                                                      13.77             14.58           238     2006
                                                                      13.35             13.77           267     2005
                                                                      12.73             13.35           109     2004
                                                                       9.91             12.73            --     2003
                                                                      10.00              9.91            --     2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $ 9.34            $12.80         1,736     2009
                                                                      15.92              9.34         4,806     2008
                                                                      15.26             15.92         7,003     2007
                                                                      13.22             15.26         7,457     2006
                                                                      11.78             13.22         8,070     2005
                                                                      10.08             11.78        14,961     2004
                                                                       7.17             10.08         8,203     2003
                                                                       9.39              7.17         3,629     2002
                                                                      10.00              9.39           924     2001
--------------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Oppenheimer Main Street             $ 7.10            $ 8.94        11,807     2009
   Fund/VA -- Service Shares          11.76              7.10        15,543     2008
                                      11.48             11.76        17,641     2007
                                      10.17             11.48        20,593     2006
                                       9.78             10.17        22,841     2005
                                       9.11              9.78        20,742     2004
                                       7.33              9.11        30,999     2003
                                       9.20              7.33        23,922     2002
                                      10.00              9.20         2,686     2001
------------------------------------------------------------------------------------
 Oppenheimer Main Street             $11.27            $15.18           856     2009
   Small Cap Fund/VA --               18.49             11.27         1,504     2008
   Service Shares                     19.07             18.49         3,734     2007
                                      16.91             19.07         4,327     2006
                                      15.67             16.91         4,358     2005
                                      13.37             15.67         4,729     2004
                                       9.42             13.37         4,424     2003
                                      10.00              9.42            --     2002
------------------------------------------------------------------------------------
 Oppenheimer Small- and              $ 8.16            $10.61            --     2009
   Mid-Cap Growth Fund/VA --          16.33              8.16            --     2008
   Service Shares                     15.66             16.33           106     2007
                                      15.51             15.66           112     2006
                                      14.08             15.51           112     2005
                                      11.99             14.08           126     2004
                                      10.00             11.99           126     2003
------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
 All Asset Portfolio --              $ 9.41            $11.24            --     2009
   Advisor Class Shares               11.38              9.41            --     2008
                                      10.70             11.38            --     2007
                                      10.40             10.70            --     2006
                                      10.00             10.40            --     2005
------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S.        $11.68            $13.28           831     2009
   Dollar Hedged) --                  12.16             11.68         1,417     2008
   Administrative Class Shares        11.94             12.16         1,466     2007
                                      11.88             11.94         1,504     2006
                                      11.49             11.88         1,537     2005
                                      11.06             11.49         1,583     2004
                                      11.00             11.06         1,590     2003
                                      10.34             11.00         1,640     2002
                                      10.00             10.34         1,392     2001
------------------------------------------------------------------------------------
 High Yield Portfolio --             $10.67            $14.72         6,362     2009
   Administrative Class Shares        14.18             10.67        10,785     2008
                                      13.93             14.18        15,878     2007
                                      12.99             13.93        17,739     2006
                                      12.68             12.99        18,941     2005
                                      11.77             12.68        20,181     2004
                                       9.74             11.77        23,922     2003
                                      10.03              9.74        13,812     2002
                                      10.00             10.03           945     2001
------------------------------------------------------------------------------------
 Long-Term U.S. Government           $17.01            $15.99         3,762     2009
   Portfolio --                       14.74             17.01         5,455     2008
   Administrative Class Shares        13.66             14.74         8,388     2007
                                      13.73             13.66        18,565     2006
                                      13.33             13.73        19,045     2005
                                      12.60             13.33        18,407     2004
                                      12.33             12.60        22,908     2003
                                      10.66             12.33        26,959     2002
                                      10.00             10.66        10,046     2001
------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.55            $11.76         1,141     2009
                                                                 10.77             10.55            --     2008
                                                                 10.20             10.77            --     2007
                                                                  9.98             10.20            --     2006
                                                                 10.00              9.98            --     2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.68            $15.34        17,982     2009
                                                                 13.27             13.68        25,620     2008
                                                                 12.41             13.27        41,669     2007
                                                                 12.15             12.41        53,436     2006
                                                                 12.06             12.15        55,425     2005
                                                                 11.69             12.06        64,580     2004
                                                                 11.32             11.69        85,510     2003
                                                                 10.55             11.32        61,981     2002
                                                                 10.00             10.55         8,305     2001
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                      $ 5.43            $ 8.12         3,187     2009
                                                                  9.51              5.43         3,191     2008
                                                                  8.21              9.51         3,344     2007
                                                                  7.89              8.21         3,347     2006
                                                                  7.94              7.89         3,335     2005
                                                                  7.38              7.94         8,330     2004
                                                                  5.16              7.38         4,636     2003
                                                                  8.58              5.16         5,514     2002
                                                                 10.00              8.58            --     2001
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.80            $13.71            --     2009
                                                                 15.96              9.80            --     2008
                                                                 14.55             15.96            --     2007
                                                                 14.59             14.55            --     2006
                                                                 13.01             14.59            --     2005
                                                                 12.11             13.01            --     2004
                                                                 10.00             12.11            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.02            $18.61            --     2009
                                                                 20.17             12.02            --     2008
                                                                 18.63             20.17            --     2007
                                                                 16.67             18.63            --     2006
                                                                 13.98             16.67            --     2005
                                                                 12.32             13.98            --     2004
                                                                 10.00             12.32            --     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.88            $20.61             8     2009
                                                                 25.81             11.88            --     2008
                                                                 17.77             25.81            --     2007
                                                                 14.84             17.77            --     2006
                                                                 10.00             14.84            --     2005
---------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 7.41            $ 8.93            --     2009
                                                                  9.74              7.41            --     2008
                                                                 10.00              9.74            --     2007
---------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
 TRUST
------------------------------------------------------------------------------------
 Capital Growth Portfolio --         $ 5.49            $ 8.95         1,619     2009
   Class II Shares                    10.98              5.49         1,586     2008
                                       9.57             10.98         1,551     2007
                                       9.48              9.57         1,515     2006
                                       8.96              9.48         1,490     2005
                                       8.53              8.96         1,477     2004
                                       7.18              8.53            12     2003
                                      10.00              7.18            --     2002
------------------------------------------------------------------------------------
 Comstock Portfolio -- Class         $ 8.46            $10.69           330     2009
   II Shares                          13.40              8.46           735     2008
                                      13.95             13.40           712     2007
                                      12.22             13.95           690     2006
                                      11.94             12.22         1,254     2005
                                      10.34             11.94         1,461     2004
                                       8.04             10.34         1,316     2003
                                      10.00              8.04            --     2002
------------------------------------------------------------------------------------

   EACH ANNUITANT AGE 70 OR YOUNGER WITH THE ENHANCED PAYMENT BENEFIT OPTION


                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.65            $11.13         26,994    2009
                                                                           16.17              7.65         27,690    2008
                                                                           16.22             16.17         28,659    2007
                                                                           14.59             16.22         29,130    2006
                                                                           14.06             14.59         30,030    2005
                                                                           12.89             14.06         27,486    2004
                                                                           10.00             12.89         18,764    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.91            $ 8.23         18,047    2009
                                                                           12.21              6.91         18,821    2008
                                                                           11.08             12.21         25,256    2007
                                                                           10.59             11.08         27,211    2006
                                                                            9.89             10.59         14,313    2005
                                                                            9.43              9.89         14,482    2004
                                                                            7.40              9.43         12,733    2003
                                                                           10.00              7.40          5,696    2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.90            $ 9.97         14,933    2009
                                                                           11.49              7.90         16,958    2008
                                                                           10.80             11.49         19,431    2007
                                                                           10.00             10.80         21,295    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.20            $13.55          7,692    2009
                                                                           17.44             10.20         14,841    2008
                                                                           15.49             17.44         15,128    2007
                                                                           12.31             15.49          6,977    2006
                                                                           10.63             12.31         13,549    2005
                                                                           10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.00            $ 8.57         17,177    2009
                                                                           10.19              7.00         19,429    2008
                                                                           10.00             10.19          8,574    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.03            $13.62          3,677    2009
                                                                           17.47              9.03          3,758    2008
                                                                           14.81             17.47          6,860    2007
                                                                           13.89             14.81          7,188    2006
                                                                           13.62             13.89          6,635    2005
                                                                           13.17             13.62          6,304    2004
                                                                           10.00             13.17          8,138    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.68            $ 9.09        113,806    2009
                                                                           13.16              7.68        128,719    2008
                                                                           12.75             13.16        152,701    2007
                                                                           11.08             12.75        160,903    2006
                                                                           10.76             11.08        167,523    2005
                                                                            9.84             10.76        176,001    2004
                                                                            7.56              9.84        168,277    2003
                                                                           10.00              7.56         70,613    2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.67            $10.14         33,201    2009
                                                                           16.69              7.67         46,033    2008
                                                                           16.07             16.69         45,271    2007
                                                                           12.08             16.07         38,478    2006
                                                                           10.54             12.08         12,329    2005
                                                                           10.00             10.54            563    2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 6.75            $ 9.11        35,893     2009
                                                                       11.40              6.75        35,382     2008
                                                                       10.20             11.40        49,944     2007
                                                                       10.43             10.20        62,369     2006
                                                                        9.23             10.43        57,423     2005
                                                                        8.66              9.23        60,475     2004
                                                                        7.13              8.66        57,307     2003
                                                                       10.00              7.13        10,094     2002
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.50            $10.42         3,687     2009
                                                                       14.01              7.50         3,684     2008
                                                                       12.53             14.01         4,064     2007
                                                                       11.52             12.53         4,082     2006
                                                                       11.16             11.52         6,126     2005
                                                                        9.92             11.16         6,232     2004
                                                                        6.78              9.92         8,991     2003
                                                                       10.00              6.78         7,345     2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.38            $11.26         7,799     2009
                                                                       10.72             10.38         2,584     2008
                                                                        9.95             10.72           382     2007
                                                                        9.95              9.95           382     2006
                                                                       10.00              9.95            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 8.14            $10.49         6,009     2009
                                                                       13.12              8.14         5,988     2008
                                                                       13.13             13.12         6,661     2007
                                                                       10.97             13.13         5,221     2006
                                                                       10.87             10.97           797     2005
                                                                       10.00             10.87            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $11.50            $13.68        41,122     2009
                                                                       14.55             11.50        41,360     2008
                                                                       12.66             14.55        36,257     2007
                                                                       11.05             12.66        46,385     2006
                                                                       10.00             11.05            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 7.67            $ 9.56        21,737     2009
                                                                       13.19              7.67        21,909     2008
                                                                       12.41             13.19         9,206     2007
                                                                       11.80             12.41         4,158     2006
                                                                       10.85             11.80         3,154     2005
                                                                       10.00             10.85         1,959     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 7.68            $ 9.67           654     2009
                                                                       13.05              7.68           686     2008
                                                                       13.41             13.05           154     2007
                                                                       12.14             13.41            --     2006
                                                                       11.21             12.14            --     2005
                                                                       10.00             11.21            --     2004
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $10.44            $13.02        18,808     2009
                                                                       17.53             10.44        33,769     2008
                                                                       15.16             17.53        28,429     2007
                                                                       14.52             15.16        22,419     2006
                                                                       13.74             14.52        20,252     2005
                                                                       12.35             13.74        20,527     2004
                                                                       10.00             12.35        16,239     2003
---------------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Columbia Marsico                    $13.06            $17.73        17,997     2009
   International                      25.77             13.06        21,939     2008
   Opportunities Fund,                21.89             25.77        19,084     2007
   Variable Series -- Class B         18.05             21.89        17,421     2006
                                      15.35             18.05        13,181     2005
                                      13.38             15.35        13,131     2004
                                      10.00             13.38         7,702     2003
------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------
 The Dreyfus Socially                $ 6.87            $ 9.05         1,175     2009
   Responsible Growth Fund,           10.65              6.87         1,175     2008
   Inc. -- Initial Shares             10.05             10.65         1,175     2007
                                       9.35             10.05         1,175     2006
                                       9.17              9.35         1,175     2005
                                       8.77              9.17         1,175     2004
                                       7.08              8.77         1,144     2003
                                      10.00              7.08            --     2002
------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $ 7.77            $11.04        36,274     2009
                                      10.84              7.77        30,736     2008
                                      10.84             10.84        37,438     2007
                                      10.44             10.84        31,995     2006
                                      10.22             10.44        32,373     2005
                                      10.10             10.22        54,592     2004
                                       9.97             10.10        21,266     2003
                                      10.00              9.97            --     2002
------------------------------------------------------------------------------------
 VT Worldwide Health Sciences        $13.76            $14.95        14,757     2009
   Fund                               15.05             13.76        15,433     2008
                                      14.41             15.05        15,098     2007
                                      14.64             14.41        14,847     2006
                                      13.90             14.64        12,200     2005
                                      13.30             13.90         9,881     2004
                                      10.40             13.30         9,204     2003
                                      10.00             10.40            --     2002
------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY
 TRUST
------------------------------------------------------------------------------------
 Evergreen VA Omega Fund --          $ 8.84            $12.49            --     2009
   Class 2                            12.37              8.84            --     2008
                                      11.26             12.37            --     2007
                                      10.82             11.26            --     2006
                                      10.62             10.82            --     2005
                                      10.00             10.62            --     2004
------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------
 Federated High Income Bond          $10.29            $15.44        53,485     2009
   Fund II -- Service Shares          14.15             10.29        45,570     2008
                                      13.94             14.15        47,365     2007
                                      12.81             13.94        47,679     2006
                                      12.73             12.81        48,897     2005
                                      11.75             12.73        49,354     2004
                                       9.80             11.75        37,102     2003
                                      10.00              9.80        12,645     2002
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II          $12.51            $15.89        35,962     2009
   -- Service Shares                  21.88             12.51        38,027     2008
                                      18.43             21.88        53,083     2007
                                      16.35             18.43        50,032     2006
                                      14.98             16.35        41,397     2005
                                      13.30             14.98        36,668     2004
                                      10.00             13.30        18,221     2003
------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $ 8.84            $11.20          2,398    2009
                                                                         12.63              8.84          2,620    2008
                                                                         11.15             12.63          1,323    2007
                                                                         10.57             11.15          2,407    2006
                                                                         10.35             10.57             --    2005
                                                                         10.00             10.35             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.22            $ 9.83          7,427    2009
                                                                         11.15              7.22          9,828    2008
                                                                         10.42             11.15          1,851    2007
                                                                         10.00             10.42             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.28            $13.71        199,455    2009
                                                                         18.24             10.28        187,828    2008
                                                                         15.80             18.24        256,473    2007
                                                                         14.41             15.80        274,194    2006
                                                                         12.55             14.41        241,223    2005
                                                                         11.08             12.55        179,605    2004
                                                                          8.78             11.08        123,454    2003
                                                                         10.00              8.78         60,545    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.50            $12.70          1,285    2009
                                                                         16.47              9.50          1,288    2008
                                                                         15.68             16.47          1,284    2007
                                                                         14.00             15.68            831    2006
                                                                         11.79             14.00          2,040    2005
                                                                         11.83             11.79             97    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.56            $ 9.66         84,669    2009
                                                                         13.44              7.56        105,348    2008
                                                                         13.48             13.44        124,534    2007
                                                                         11.43             13.48        119,204    2006
                                                                         11.00             11.43        108,687    2005
                                                                         10.05             11.00        115,221    2004
                                                                          7.85             10.05         96,336    2003
                                                                         10.00              7.85         33,442    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.59            $ 9.48         44,607    2009
                                                                         13.27              7.59         51,336    2008
                                                                         12.06             13.27         96,783    2007
                                                                         10.86             12.06        110,580    2006
                                                                         10.27             10.86        114,273    2005
                                                                          9.89             10.27        109,003    2004
                                                                          8.15              9.89         33,536    2003
                                                                         10.00              8.15         19,182    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 6.34            $ 7.98         50,929    2009
                                                                         12.22              6.34         58,308    2008
                                                                          9.81             12.22         57,144    2007
                                                                          9.35              9.81         65,876    2006
                                                                          9.01              9.35         67,946    2005
                                                                          8.88              9.01         70,153    2004
                                                                          6.81              8.88         59,287    2003
                                                                         10.00              6.81         20,589    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $ 9.60            $10.90            482    2009
                                                                         10.10              9.60             --    2008
                                                                         10.00             10.10          1,057    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio --            $12.68            $17.44         77,865    2009
   Service Class 2                    21.34             12.68         85,471    2008
                                      18.81             21.34        111,524    2007
                                      17.00             18.81        123,632    2006
                                      14.64             17.00        122,464    2005
                                      11.94             14.64        105,154    2004
                                       8.77             11.94         94,042    2003
                                      10.00              8.77         48,097    2002
------------------------------------------------------------------------------------
 VIP Value Strategies                $ 6.44            $ 9.97          2,739    2009
   Portfolio -- Service Class         13.44              6.44          3,092    2008
   2                                  12.96             13.44          3,351    2007
                                      11.35             12.96          2,949    2006
                                      11.26             11.35          1,410    2005
                                      10.00             11.26          1,000    2004
------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------
 Franklin Income Securities          $ 8.55            $11.40         98,989    2009
   Fund -- Class 2 Shares             12.35              8.55        113,702    2008
                                      12.10             12.35        135,356    2007
                                      10.40             12.10         83,659    2006
                                      10.00             10.40          7,836    2005
------------------------------------------------------------------------------------
 Franklin Templeton VIP              $ 6.26            $ 8.02         28,260    2009
   Founding Funds Allocation           9.91              6.26         28,610    2008
   Fund -- Class 2 Shares             10.00              9.91         10,065    2007
------------------------------------------------------------------------------------
 Mutual Shares Securities            $10.67            $13.23         19,749    2009
   Fund -- Class 2 Shares             17.24             10.67         11,169    2008
                                      16.93             17.24          6,917    2007
                                      14.53             16.93          2,248    2006
                                      13.36             14.53             --    2005
                                      12.05             13.36             --    2004
                                       9.79             12.05             --    2003
                                      10.00              9.79             --    2002
------------------------------------------------------------------------------------
 Templeton Growth Securities         $ 6.31            $ 8.14          5,719    2009
   Fund -- Class 2 Shares             11.12              6.31          7,964    2008
                                      11.04             11.12          5,803    2007
                                      10.00             11.04          1,966    2006
------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------
 Core Value Equity Fund --           $ 8.81            $10.87         47,691    2009
   Class 1 Shares                     13.34              8.81         53,897    2008
                                      12.32             13.34         56,619    2007
                                      10.62             12.32         59,900    2006
                                      10.37             10.62         60,385    2005
                                       9.62             10.37         60,351    2004
                                       7.88              9.62         55,993    2003
                                      10.00              7.88         26,578    2002
------------------------------------------------------------------------------------
 Income Fund -- Class 1 Shares       $10.96            $11.63         46,769    2009
                                      11.74             10.96         77,195    2008
                                      11.38             11.74        100,590    2007
                                      11.08             11.38        108,776    2006
                                      11.03             11.08        101,625    2005
                                      10.84             11.03        112,171    2004
                                      10.64             10.84         77,321    2003
                                      10.00             10.64          1,450    2002
------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $ 9.52            $13.25          46,305   2009
                                                         15.56              9.52          49,787   2008
                                                         14.05             15.56          62,132   2007
                                                         13.17             14.05          66,762   2006
                                                         11.98             13.17          66,176   2005
                                                         10.49             11.98          68,490   2004
                                                          8.02             10.49          60,360   2003
                                                         10.00              8.02          28,297   2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.06            $ 1.05       2,228,614   2009
                                                          1.06              1.06       1,697,246   2008
                                                          1.02              1.06       1,178,814   2007
                                                          0.99              1.02         809,872   2006
                                                          0.98              0.99         545,320   2005
                                                          0.99              0.98         630,232   2004
                                                          1.00              0.99         689,550   2003
                                                         10.00              1.00         499,748   2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 7.02            $ 9.58          40,112   2009
                                                         11.26              7.02          40,673   2008
                                                         10.86             11.26          48,811   2007
                                                         10.12             10.86          48,881   2006
                                                         10.15             10.12          51,333   2005
                                                          9.64             10.15          48,802   2004
                                                          7.60              9.64          36,776   2003
                                                         10.00              7.60          11,446   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.34            $16.49          20,280   2009
                                                         19.61             12.34          20,875   2008
                                                         23.41             19.61          24,696   2007
                                                         17.88             23.41          26,016   2006
                                                         16.25             17.88          26,696   2005
                                                         12.48             16.25          19,954   2004
                                                         10.00             12.48          12,963   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 7.69            $ 9.56         305,215   2009
                                                         12.49              7.69         315,609   2008
                                                         12.08             12.49         478,875   2007
                                                         10.63             12.08         511,697   2006
                                                         10.34             10.63         540,156   2005
                                                          9.51             10.34         583,825   2004
                                                          7.54              9.51         333,957   2003
                                                         10.00              7.54          46,643   2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 8.65            $11.14          65,613   2009
                                                         14.09              8.65          68,274   2008
                                                         13.98             14.09          87,805   2007
                                                         12.54             13.98          89,563   2006
                                                         11.64             12.54          91,463   2005
                                                         10.27             11.64          89,462   2004
                                                          8.41             10.27          90,243   2003
                                                         10.00              8.41          51,242   2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.62            $12.62          96,114   2009
                                                         15.26             10.62         206,368   2008
                                                         13.89             15.26         240,073   2007
                                                         12.41             13.89         187,484   2006
                                                         12.16             12.41         149,150   2005
                                                         11.42             12.16         127,387   2004
                                                         10.00             11.42          31,060   2003
-------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Total Return Fund -- Class 3        $ 8.09            $ 9.60             --    2009
   Shares                             11.65              8.09             --    2008
                                      10.61             11.65             --    2007
                                      10.00             10.61             --    2006
------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1         $ 7.75            $10.04         22,608    2009
   Shares                             12.32              7.75         22,764    2008
                                      11.59             12.32         25,258    2007
                                      10.14             11.59         26,411    2006
                                      10.05             10.14         27,055    2005
                                       9.45             10.05         22,579    2004
                                       7.79              9.45         19,232    2003
                                      10.00              7.79         12,342    2002
------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE
 TRUST
------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund        $ 6.43            $ 9.51             --    2009
   -- Service Shares                  10.00              6.43             --    2008
------------------------------------------------------------------------------------
 Genworth Columbia Mid Cap
   Value Fund -- Service             $ 6.57            $ 8.55          5,616    2009
   Shares                             10.00              6.57          1,550    2008
------------------------------------------------------------------------------------
 Genworth Davis NY Venture           $ 7.02            $ 9.03          1,660    2009
   Fund -- Service Shares             10.00              7.02            313    2008
------------------------------------------------------------------------------------
 Genworth Eaton Vance Large
   Cap Value Fund -- Service         $ 7.59            $ 8.68          7,545    2009
   Shares                             10.00              7.59          1,658    2008
------------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond Index          $10.58            $11.30          2,422    2009
   Fund -- Service Shares             10.00             10.58            937    2008
------------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service            $ 7.46            $ 9.80          2,735    2009
   Shares                             10.00              7.46          1,564    2008
------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS           $ 7.24            $10.37          3,565    2009
   Fund -- Service Shares             10.00              7.24          2,118    2008
------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
 INSURANCE TRUST
------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value         $ 8.18            $10.72          5,692    2009
   Fund                               13.21              8.18          6,724    2008
                                      13.01             13.21          7,727    2007
                                      11.38             13.01          7,897    2006
                                      10.00             11.38         12,790    2005
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
 Balanced Portfolio --               $11.18            $13.82         99,054    2009
   Service Shares                     13.54             11.18        123,025    2008
                                      12.48             13.54        148,590    2007
                                      11.48             12.48        158,991    2006
                                      10.84             11.48        154,559    2005
                                      10.17             10.84        169,474    2004
                                       9.09             10.17        168,263    2003
                                      10.00              9.09         80,649    2002
------------------------------------------------------------------------------------
 Enterprise Portfolio --             $ 9.90            $14.07          3,914    2009
   Service Shares                     17.92              9.90          4,410    2008
                                      14.96             17.92          5,152    2007
                                      13.42             14.96          6,425    2006
                                      12.17             13.42          7,075    2005
                                      10.27             12.17          7,352    2004
                                       7.74             10.27          6,081    2003
                                      10.00              7.74          5,575    2002
------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Forty Portfolio -- Service          $10.14            $14.57        11,944     2009
   Shares                             18.51             10.14         6,242     2008
                                      13.77             18.51         6,929     2007
                                      12.82             13.77         6,175     2006
                                      11.58             12.82         4,012     2005
                                       9.97             11.58         4,432     2004
                                       8.43              9.97         3,856     2003
                                      10.00              8.43            --     2002
------------------------------------------------------------------------------------
 Global Technology Portfolio         $ 6.54            $10.09         1,159     2009
   -- Service Shares                  11.86              6.54         1,159     2008
                                       9.90             11.86         3,816     2007
                                       9.33              9.90         4,100     2006
                                       8.50              9.33         4,143     2005
                                       8.59              8.50         4,611     2004
                                       5.96              8.59         4,319     2003
                                      10.00              5.96         3,895     2002
------------------------------------------------------------------------------------
 Janus Portfolio -- Service          $ 7.02            $ 9.40         4,427     2009
   Shares                             11.87              7.02         4,135     2008
                                      10.51             11.87         9,059     2007
                                       9.61             10.51         4,750     2006
                                       9.39              9.61         6,190     2005
                                       9.16              9.39         8,425     2004
                                       7.08              9.16         9,758     2003
                                      10.00              7.08         6,287     2002
------------------------------------------------------------------------------------
 Overseas Portfolio --               $12.58            $22.16        13,787     2009
   Service Shares                     26.75             12.58        14,525     2008
                                      21.24             26.75        19,668     2007
                                      14.72             21.24        21,783     2006
                                      11.34             14.72        26,631     2005
                                       9.71             11.34        30,702     2004
                                       7.33              9.71        30,777     2003
                                      10.00              7.33         5,959     2002
------------------------------------------------------------------------------------
 Worldwide Portfolio --              $ 6.47            $ 8.75        19,356     2009
   Service Shares                     11.92              6.47        19,169     2008
                                      11.08             11.92        19,548     2007
                                       9.54             11.08        23,034     2006
                                       9.19              9.54        39,581     2005
                                       8.93              9.19        34,824     2004
                                       7.34              8.93        40,929     2003
                                      10.00              7.34        33,138     2002
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST
------------------------------------------------------------------------------------
 Legg Mason ClearBridge              $ 9.13            $12.05         2,579     2009
   Variable Aggressive Growth         15.61              9.13         2,581     2008
   Portfolio -- Class II              15.81             15.61         2,602     2007
                                      14.51             15.81         2,621     2006
                                      13.45             14.51         2,491     2005
                                      12.56             13.45         1,613     2004
                                      10.00             12.56         2,366     2003
------------------------------------------------------------------------------------
 Legg Mason ClearBridge
   Variable Equity Income            $ 6.39            $ 7.72           606     2009
   Builder Portfolio -- Class          9.99              6.39           606     2008
   II                                 10.00              9.99           606     2007
------------------------------------------------------------------------------------
 Legg Mason ClearBridge
   Variable Fundamental All          $ 5.92            $ 7.54        12,973     2009
   Cap Value Portfolio --              9.49              5.92        13,558     2008
   Class I                            10.00              9.49        14,297     2007
------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 6.87            $ 9.40         30,883    2009
                                                                        11.08              6.87         34,995    2008
                                                                        10.14             11.08         37,937    2007
                                                                         9.61             10.14         37,151    2006
                                                                         9.37              9.61         40,622    2005
                                                                         8.73              9.37         43,679    2004
                                                                         7.24              8.73         46,857    2003
                                                                        10.00              7.24         20,607    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 8.38            $10.43         40,847    2009
                                                                        12.76              8.38         64,109    2008
                                                                        11.78             12.76        107,103    2007
                                                                        10.62             11.78        115,684    2006
                                                                        10.09             10.62        134,668    2005
                                                                         9.23             10.09        134,991    2004
                                                                         7.70              9.23         86,896    2003
                                                                        10.00              7.70         35,096    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $ 6.45            $10.34         27,272    2009
                                                                        10.84              6.45         33,826    2008
                                                                        10.77             10.84         36,850    2007
                                                                         9.69             10.77         42,301    2006
                                                                         9.38              9.69         43,847    2005
                                                                         8.97              9.38         45,403    2004
                                                                         6.83              8.97         45,712    2003
                                                                        10.00              6.83          7,505    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.83            $12.55         17,259    2009
                                                                        14.17             10.83         12,277    2008
                                                                        13.86             14.17         12,713    2007
                                                                        12.62             13.86         15,138    2006
                                                                        12.50             12.62          7,331    2005
                                                                        11.44             12.50             --    2004
                                                                        10.02             11.44             --    2003
                                                                        10.00             10.02             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $15.45            $20.21         34,251    2009
                                                                        25.26             15.45         35,441    2008
                                                                        20.12             25.26         56,916    2007
                                                                        15.61             20.12         51,139    2006
                                                                        13.61             15.61         35,421    2005
                                                                        10.65             13.61         25,770    2004
                                                                         7.99             10.65          8,477    2003
                                                                        10.00              7.99          4,056    2002
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 6.88            $ 8.23         16,475    2009
                                                                        12.39              6.88         26,344    2008
                                                                        12.17             12.39         30,151    2007
                                                                        11.16             12.17         39,468    2006
                                                                        10.94             11.16         39,741    2005
                                                                        10.00             10.94          6,917    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $ 8.75            $12.42         48,603    2009
                                                                        16.37              8.75         60,400    2008
                                                                        14.61             16.37         78,113    2007
                                                                        13.79             14.61         83,316    2006
                                                                        13.37             13.79         91,062    2005
                                                                        12.74             13.37         86,611    2004
                                                                         9.91             12.74         20,898    2003
                                                                        10.00              9.91             --    2002
----------------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Oppenheimer Global                  $ 9.79            $13.42         88,205    2009
   Securities Fund/VA --              16.67              9.79        112,221    2008
   Service Shares                     15.97             16.67        138,791    2007
                                      13.83             15.97        138,869    2006
                                      12.32             13.83        114,806    2005
                                      10.53             12.32        100,337    2004
                                       7.49             10.53         88,879    2003
                                      10.00              7.49         47,519    2002
------------------------------------------------------------------------------------
 Oppenheimer Main Street             $ 7.61            $ 9.58        121,728    2009
   Fund/VA -- Service Shares          12.60              7.61        139,939    2008
                                      12.29             12.60        166,693    2007
                                      10.89             12.29        183,001    2006
                                      10.46             10.89        197,143    2005
                                       9.74             10.46        203,556    2004
                                       7.83              9.74        193,703    2003
                                      10.00              7.83        127,598    2002
------------------------------------------------------------------------------------
 Oppenheimer Main Street             $11.31            $15.23         25,473    2009
   Small Cap Fund/VA --               18.54             11.31         31,195    2008
   Service Shares                     19.11             18.54         38,672    2007
                                      16.94             19.11         43,669    2006
                                      15.69             16.94         34,711    2005
                                      13.38             15.69         33,700    2004
                                       9.42             13.38         27,178    2003
                                      10.00              9.42             --    2002
------------------------------------------------------------------------------------
 Oppenheimer Small- & Mid-Cap        $ 8.18            $10.65          6,540    2009
   Growth Fund/VA -- Service          16.37              8.18          6,815    2008
   Shares                             15.69             16.37          6,690    2007
                                      15.53             15.69          6,164    2006
                                      14.09             15.53          5,675    2005
                                      11.99             14.09          5,439    2004
                                      10.00             11.99          4,842    2003
------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
 All Asset Portfolio --              $ 9.43            $11.27          3,777    2009
   Advisor Class Shares               11.39              9.43          2,883    2008
                                      10.70             11.39          3,099    2007
                                      10.40             10.70          3,412    2006
                                      10.00             10.40          3,687    2005
------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S.        $11.34            $12.90          3,725    2009
   Dollar Hedged) --                  11.81             11.34          3,902    2008
   Administrative Class Shares        11.58             11.81          5,328    2007
                                      11.52             11.58          6,349    2006
                                      11.13             11.52          7,788    2005
                                      10.72             11.13          7,254    2004
                                      10.65             10.72          3,382    2003
                                      10.00             10.65          3,186    2002
------------------------------------------------------------------------------------
 High Yield Portfolio --             $10.67            $14.73         58,754    2009
   Administrative Class Shares        14.17             10.67         64,929    2008
                                      13.92             14.17         82,269    2007
                                      12.97             13.92         85,730    2006
                                      12.66             12.97         86,539    2005
                                      11.74             12.66         92,602    2004
                                       9.71             11.74         72,479    2003
                                      10.00              9.71         39,885    2002
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.19            $15.23        103,353    2009
                                                                              14.02             16.19        215,198    2008
                                                                              12.99             14.02        132,557    2007
                                                                              13.05             12.99        148,545    2006
                                                                              12.66             13.05        159,318    2005
                                                                              11.96             12.66        169,625    2004
                                                                              11.70             11.96        131,824    2003
                                                                              10.00             11.70        101,362    2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.57            $11.79         11,644    2009
                                                                              10.79             10.57          5,831    2008
                                                                              10.21             10.79          7,826    2007
                                                                               9.98             10.21          4,917    2006
                                                                              10.00              9.98          1,976    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.96            $14.55        386,564    2009
                                                                              12.57             12.96        370,283    2008
                                                                              11.75             12.57        401,421    2007
                                                                              11.50             11.75        410,883    2006
                                                                              11.41             11.50        411,758    2005
                                                                              11.05             11.41        407,788    2004
                                                                              10.69             11.05        379,023    2003
                                                                              10.00             10.69        242,786    2002
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.48            $ 9.69         17,651    2009
                                                                              11.33              6.48         20,729    2008
                                                                               9.77             11.33         21,838    2007
                                                                               9.39              9.77         25,969    2006
                                                                               9.44              9.39         26,976    2005
                                                                               8.77              9.44         26,234    2004
                                                                               6.13              8.77         26,895    2003
                                                                              10.00              6.13         13,798    2002
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.83            $13.76            677    2009
                                                                              16.00              9.83            702    2008
                                                                              14.57             16.00            630    2007
                                                                              14.61             14.57            646    2006
                                                                              13.02             14.61          2,490    2005
                                                                              12.12             13.02          5,292    2004
                                                                              10.00             12.12          5,228    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.06            $18.68          3,000    2009
                                                                              20.22             12.06          5,032    2008
                                                                              18.66             20.22          5,785    2007
                                                                              16.69             18.66          4,862    2006
                                                                              13.99             16.69          1,683    2005
                                                                              12.32             13.99            625    2004
                                                                              10.00             12.32            600    2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $11.90            $20.66         33,827    2009
                                                                              25.84             11.90          8,587    2008
                                                                              17.78             25.84          5,661    2007
                                                                              14.85             17.78          4,372    2006
                                                                              10.00             14.85          2,289    2005
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.42            $ 8.94             --    2009
                                                                               9.75              7.42             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.51            $ 8.98         6,840     2009
                                                       11.01              5.51         9,688     2008
                                                        9.59             11.01        10,695     2007
                                                        9.50              9.59         8,822     2006
                                                        8.97              9.50         9,025     2005
                                                        8.54              8.97         8,696     2004
                                                        7.18              8.54         6,481     2003
                                                       10.00              7.18            --     2002
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 8.49            $10.73        39,094     2009
                                                       13.44              8.49        57,369     2008
                                                       13.99             13.44        56,636     2007
                                                       12.25             13.99        60,588     2006
                                                       11.95             12.25        54,433     2005
                                                       10.35             11.95        36,239     2004
                                                        8.04             10.35        24,165     2003
                                                       10.00              8.04            --     2002
-----------------------------------------------------------------------------------------------------

        EACH ANNUITANT OVER AGE 70 WITH ENHANCED PAYMENT BENEFIT OPTION


                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.57            $10.98         1,371     2009
                                                                           16.02              7.57         1,818     2008
                                                                           16.10             16.02         2,386     2007
                                                                           14.51             16.10         2,719     2006
                                                                           14.02             14.51         3,805     2005
                                                                           12.88             14.02         7,503     2004
                                                                           10.00             12.88         6,298     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.82            $ 8.10         2,804     2009
                                                                           12.07              6.82         3,487     2008
                                                                           10.97             12.07         4,370     2007
                                                                           10.51             10.97         5,954     2006
                                                                            9.83             10.51         2,675     2005
                                                                            9.39              9.83         2,844     2004
                                                                            7.38              9.39         2,930     2003
                                                                           10.00              7.38            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.85            $ 9.89         3,249     2009
                                                                           11.45              7.85         3,318     2008
                                                                           10.78             11.45         4,472     2007
                                                                           10.00             10.78         4,163     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.12            $13.41         2,688     2009
                                                                           17.33             10.12         2,724     2008
                                                                           15.42             17.33         2,445     2007
                                                                           12.28             15.42           665     2006
                                                                           10.62             12.28         2,267     2005
                                                                           10.00             10.62            --     2004
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.98            $ 8.53            --     2009
                                                                           10.18              6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 8.93            $13.43         1,022     2009
                                                                           17.31              8.93           250     2008
                                                                           14.70             17.31           250     2007
                                                                           13.81             14.70           250     2006
                                                                           13.57             13.81           524     2005
                                                                           13.15             13.57         3,077     2004
                                                                           10.00             13.15         3,004     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.57            $ 8.95        43,325     2009
                                                                           13.00              7.57        56,143     2008
                                                                           12.63             13.00        68,477     2007
                                                                           10.99             12.63        79,666     2006
                                                                           10.70             10.99        85,629     2005
                                                                            9.80             10.70        86,761     2004
                                                                            7.55              9.80        75,157     2003
                                                                           10.00              7.55        29,439     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.61            $10.04         6,226     2009
                                                                           16.58              7.61         7,568     2008
                                                                           16.00             16.58        10,866     2007
                                                                           12.06             16.00         5,985     2006
                                                                           10.54             12.06         5,913     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 6.66            $ 8.96         3,443     2009
                                                                       11.26              6.66         8,818     2008
                                                                       10.10             11.26        11,650     2007
                                                                       10.35             10.10        17,631     2006
                                                                        9.18             10.35        17,191     2005
                                                                        8.62              9.18        19,610     2004
                                                                        7.12              8.62        16,456     2003
                                                                       10.00              7.12         3,300     2002
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.39            $10.26           984     2009
                                                                       13.85              7.39           984     2008
                                                                       12.40             13.85           984     2007
                                                                       11.43             12.40           984     2006
                                                                       11.10             11.43            --     2005
                                                                        9.88             11.10            --     2004
                                                                        6.77              9.88            --     2003
                                                                       10.00              6.77            --     2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.30            $11.15         1,492     2009
                                                                       10.66             10.30         1,328     2008
                                                                        9.91             10.66            --     2007
                                                                        9.94              9.91            --     2006
                                                                       10.00              9.94            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 8.07            $10.37           254     2009
                                                                       13.02              8.07           254     2008
                                                                       13.06             13.02           254     2007
                                                                       10.94             13.06            --     2006
                                                                       10.85             10.94            --     2005
                                                                       10.00             10.85            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $11.41            $13.55            --     2009
                                                                       14.47             11.41            --     2008
                                                                       12.62             14.47            --     2007
                                                                       11.04             12.62            --     2006
                                                                       10.00             11.04            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 7.60            $ 9.45           269     2009
                                                                       13.10              7.60           270     2008
                                                                       12.34             13.10           270     2007
                                                                       11.76             12.34            --     2006
                                                                       10.84             11.76            --     2005
                                                                       10.00             10.84            --     2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 7.60            $ 9.56           280     2009
                                                                       12.95              7.60           327     2008
                                                                       13.34             12.95           343     2007
                                                                       12.10             13.34           434     2006
                                                                       11.19             12.10            --     2005
                                                                       10.00             11.19            --     2004
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $10.32            $12.84         4,079     2009
                                                                       17.36             10.32         4,122     2008
                                                                       15.05             17.36         3,789     2007
                                                                       14.45             15.05        11,408     2006
                                                                       13.69             14.45         9,141     2005
                                                                       12.33             13.69         7,853     2004
                                                                       10.00             12.33            --     2003
---------------------------------------------------------------------------------------------------------------------

                                                                         NUMBER OF
                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------
 Columbia Marsico International           $12.91            $17.49          4,608    2009
   Opportunities Fund, Variable            25.53             12.91          4,648    2008
   Series -- Class B                       21.73             25.53          4,377    2007
                                           17.95             21.73          2,991    2006
                                           15.30             17.95          2,447    2005
                                           13.36             15.30          1,931    2004
                                           10.00             13.36          1,127    2003
-----------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible         $ 6.78            $ 8.91             --    2009
   Growth Fund, Inc. -- Initial            10.53              6.78             --    2008
   Shares                                   9.95             10.53             --    2007
                                            9.28              9.95             --    2006
                                            9.12              9.28             --    2005
                                            8.74              9.12             --    2004
                                            7.06              8.74             --    2003
                                           10.00              7.06             --    2002
-----------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund             $ 7.67            $10.87         89,455    2009
                                           10.72              7.67        101,450    2008
                                           10.75             10.72        105,729    2007
                                           10.37             10.75        110,972    2006
                                           10.17             10.37        111,961    2005
                                           10.07             10.17         63,047    2004
                                            9.96             10.07          7,156    2003
                                           10.00              9.96             --    2002
-----------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund        $13.59            $14.73          1,426    2009
                                           14.89             13.59          1,474    2008
                                           14.28             14.89          2,018    2007
                                           14.55             14.28          1,665    2006
                                           13.84             14.55          1,818    2005
                                           13.27             13.84          1,496    2004
                                           10.39             13.27            962    2003
                                           10.00             10.39             --    2002
-----------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2       $ 8.76            $12.35             --    2009
                                           12.28              8.76             --    2008
                                           11.20             12.28             --    2007
                                           10.79             11.20             --    2006
                                           10.60             10.79             --    2005
                                           10.00             10.60             --    2004
-----------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------
 Federated High Income Bond Fund          $10.15            $15.20          8,333    2009
   II -- Service Shares                    13.99             10.15         15,371    2008
                                           13.81             13.99         16,058    2007
                                           12.71             13.81         15,487    2006
                                           12.66             12.71          9,934    2005
                                           11.70             12.66          8,133    2004
                                            9.78             11.70          9,741    2003
                                           10.00              9.78          1,030    2002
-----------------------------------------------------------------------------------------
 Federated Kaufmann Fund II --            $12.36            $15.67          6,230    2009
   Service Shares                          21.67             12.36          6,870    2008
                                           18.30             21.67          8,414    2007
                                           16.26             18.30         10,286    2006
                                           14.93             16.26          7,779    2005
                                           13.28             14.93          5,995    2004
                                           10.00             13.28          3,471    2003
-----------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $ 8.75            $11.07         4,473     2009
                                                                         12.54              8.75         5,194     2008
                                                                         11.09             12.54            --     2007
                                                                         10.54             11.09            --     2006
                                                                         10.34             10.54            --     2005
                                                                         10.00             10.34            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.18            $ 9.76           879     2009
                                                                         11.11              7.18           880     2008
                                                                         10.41             11.11           880     2007
                                                                         10.00             10.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.14            $13.49        32,065     2009
                                                                         18.02             10.14        34,394     2008
                                                                         15.65             18.02        37,950     2007
                                                                         14.30             15.65        48,407     2006
                                                                         12.48             14.30        51,636     2005
                                                                         11.04             12.48        27,871     2004
                                                                          8.77             11.04        13,750     2003
                                                                         10.00              8.77         2,258     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.40            $12.53            --     2009
                                                                         16.31              9.40            --     2008
                                                                         15.57             16.31           875     2007
                                                                         13.93             15.57           581     2006
                                                                         11.75             13.93            --     2005
                                                                         11.81             11.75            --     2004
                                                                         10.00             11.81            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.46            $ 9.51        31,720     2009
                                                                         13.28              7.46        43,621     2008
                                                                         13.35             13.28        58,544     2007
                                                                         11.34             13.35        56,590     2006
                                                                         10.94             11.34        60,926     2005
                                                                         10.01             10.94        57,661     2004
                                                                          7.84             10.01        55,234     2003
                                                                         10.00              7.84        22,674     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.48            $ 9.33         6,714     2009
                                                                         13.12              7.48         8,082     2008
                                                                         11.94             13.12         8,068     2007
                                                                         10.77             11.94         7,421     2006
                                                                         10.22             10.77         7,979     2005
                                                                          9.86             10.22         4,328     2004
                                                                          8.13              9.86        13,086     2003
                                                                         10.00              8.13        10,475     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 6.25            $ 7.85         7,624     2009
                                                                         12.08              6.25         8,906     2008
                                                                          9.71             12.08         9,191     2007
                                                                          9.28              9.71         8,281     2006
                                                                          8.96              9.28         7,972     2005
                                                                          8.85              8.96         7,716     2004
                                                                          6.80              8.85         4,878     2003
                                                                         10.00              6.80         1,831     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $ 9.56            $10.84            --     2009
                                                                         10.09              9.56            --     2008
                                                                         10.00             10.09           155     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $12.51            $17.17        23,256     2009
                                                                                   21.09             12.51        25,702     2008
                                                                                   18.62             21.09        32,941     2007
                                                                                   16.87             18.62        41,692     2006
                                                                                   14.56             16.87        38,530     2005
                                                                                   11.89             14.56        38,518     2004
                                                                                    8.76             11.89        44,031     2003
                                                                                   10.00              8.76        42,838     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 6.38            $ 9.85           242     2009
                                                                                   13.34              6.38           242     2008
                                                                                   12.89             13.34           242     2007
                                                                                   11.31             12.89            --     2006
                                                                                   11.25             11.31            --     2005
                                                                                   10.00             11.25            --     2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.48            $11.30        23,221     2009
                                                                                   12.28              8.48        18,454     2008
                                                                                   12.06             12.28        17,414     2007
                                                                                   10.38             12.06         9,668     2006
                                                                                   10.00             10.38           907     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.24            $ 7.98            --     2009
                                                                                    9.91              6.24            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.53            $13.04         4,872     2009
                                                                                   17.05             10.53         4,963     2008
                                                                                   16.78             17.05         6,171     2007
                                                                                   14.44             16.78         3,161     2006
                                                                                   13.30             14.44            --     2005
                                                                                   12.02             13.30            --     2004
                                                                                    9.78             12.02            --     2003
                                                                                   10.00              9.78            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.28            $ 8.08         3,253     2009
                                                                                   11.08              6.28         3,298     2008
                                                                                   11.03             11.08         4,946     2007
                                                                                   10.00             11.03         3,452     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.68            $10.69        10,277     2009
                                                                                   13.19              8.68        16,296     2008
                                                                                   12.20             13.19        21,094     2007
                                                                                   10.54             12.20        23,551     2006
                                                                                   10.31             10.54        24,466     2005
                                                                                    9.59             10.31        24,854     2004
                                                                                    7.87              9.59        26,114     2003
                                                                                   10.00              7.87         9,308     2002
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.81            $11.45        10,556     2009
                                                                                   11.60             10.81         9,935     2008
                                                                                   11.27             11.60        11,382     2007
                                                                                   11.00             11.27        12,946     2006
                                                                                   10.97             11.00        14,742     2005
                                                                                   10.81             10.97        14,741     2004
                                                                                   10.62             10.81        13,554     2003
                                                                                   10.00             10.62           160     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $ 9.39            $13.04         22,040    2009
                                                         15.38              9.39         26,056    2008
                                                         13.91             15.38         29,006    2007
                                                         13.07             13.91         31,149    2006
                                                         11.91             13.07         27,025    2005
                                                         10.45             11.91         30,131    2004
                                                          8.01             10.45         31,112    2003
                                                         10.00              8.01         19,620    2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.05            $ 1.03        153,628    2009
                                                          1.05              1.05        556,052    2008
                                                          1.01              1.05        568,100    2007
                                                          0.99              1.01        590,814    2006
                                                          0.98              0.99        462,125    2005
                                                          0.99              0.98        467,693    2004
                                                          1.00              0.99        528,820    2003
                                                         10.00              1.00        688,546    2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 6.92            $ 9.43          1,455    2009
                                                         11.13              6.92          1,455    2008
                                                         10.76             11.13          1,455    2007
                                                         10.04             10.76          1,455    2006
                                                         10.10             10.04          6,207    2005
                                                          9.61             10.10          6,558    2004
                                                          7.59              9.61          8,553    2003
                                                         10.00              7.59          1,455    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.20            $16.26          9,394    2009
                                                         19.42             12.20         11,081    2008
                                                         23.23             19.42         11,621    2007
                                                         17.78             23.23         10,121    2006
                                                         16.20             17.78          8,306    2005
                                                         12.46             16.20         12,926    2004
                                                         10.00             12.46          9,560    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 7.59            $ 9.41         97,912    2009
                                                         12.34              7.59        107,680    2008
                                                         11.96             12.34        115,712    2007
                                                         10.55             11.96        113,668    2006
                                                         10.28             10.55        109,914    2005
                                                          9.48             10.28        110,333    2004
                                                          7.52              9.48        121,652    2003
                                                         10.00              7.52         60,262    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 8.53            $10.96          8,514    2009
                                                         13.92              8.53         10,297    2008
                                                         13.85             13.92         12,629    2007
                                                         12.45             13.85         14,214    2006
                                                         11.57             12.45         13,655    2005
                                                         10.23             11.57         17,151    2004
                                                          8.40             10.23         18,862    2003
                                                         10.00              8.40         13,613    2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.50            $12.45         10,730    2009
                                                         15.12             10.50         13,737    2008
                                                         13.79             15.12         12,688    2007
                                                         12.34             13.79         14,978    2006
                                                         12.12             12.34         11,682    2005
                                                         11.41             12.12         12,533    2004
                                                         10.00             11.41         10,503    2003
-------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Total Return Fund -- Class 3        $ 8.05            $ 9.53             --    2009
   Shares                             11.61              8.05             --    2008
                                      10.60             11.61             --    2007
                                      10.00             10.60             --    2006
------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1         $ 7.64            $ 9.88            345    2009
   Shares                             12.17              7.64          1,207    2008
                                      11.48             12.17          1,332    2007
                                      10.06             11.48          8,129    2006
                                      10.00             10.06          8,551    2005
                                       9.41             10.00          8,543    2004
                                       7.77              9.41          8,201    2003
                                      10.00              7.77          2,355    2002
------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE
 TRUST
------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund        $ 6.42            $ 9.48             --    2009
   -- Service Shares                  10.00              6.42             --    2008
------------------------------------------------------------------------------------
 Genworth Columbia Mid Cap
   Value Fund -- Service             $ 6.57            $ 8.53            282    2009
   Shares                             10.00              6.57            293    2008
------------------------------------------------------------------------------------
 Genworth Davis NY Venture           $ 7.01            $ 9.01             --    2009
   Fund -- Service Shares             10.00              7.01             --    2008
------------------------------------------------------------------------------------
 Genworth Eaton Vance Large
   Cap Value Fund -- Service         $ 7.59            $ 8.65            868    2009
   Shares                             10.00              7.59            783    2008
------------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond Index          $10.57            $11.27            851    2009
   Fund -- Service Shares             10.00             10.57            758    2008
------------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service            $ 7.46            $ 9.78            951    2009
   Shares                             10.00              7.46            985    2008
------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS           $ 7.23            $10.35          1,254    2009
   Fund -- Service Shares             10.00              7.23          1,432    2008
------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
 INSURANCE TRUST
------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value         $ 8.12            $10.62          4,634    2009
   Fund                               13.13              8.12          4,646    2008
                                      12.96             13.13          4,743    2007
                                      11.36             12.96          1,995    2006
                                      10.00             11.36          1,930    2005
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
 Balanced Portfolio --               $11.03            $13.60         52,396    2009
   Service Shares                     13.38             11.03         72,149    2008
                                      12.36             13.38         86,634    2007
                                      11.39             12.36         91,194    2006
                                      10.78             11.39        105,654    2005
                                      10.13             10.78        128,087    2004
                                       9.07             10.13        127,245    2003
                                      10.00              9.07        112,016    2002
------------------------------------------------------------------------------------
 Enterprise Portfolio --             $ 9.76            $13.85             --    2009
   Service Shares                     17.71              9.76             17    2008
                                      14.82             17.71            678    2007
                                      13.31             14.82            864    2006
                                      12.10             13.31            907    2005
                                      10.23             12.10          1,000    2004
                                       7.73             10.23          1,037    2003
                                      10.00              7.73          1,109    2002
------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Forty Portfolio -- Service          $10.00            $14.34         2,158     2009
   Shares                             18.29             10.00         2,241     2008
                                      13.63             18.29         2,091     2007
                                      12.72             13.63         2,086     2006
                                      11.51             12.72         1,624     2005
                                       9.93             11.51         1,929     2004
                                       8.41              9.93         2,040     2003
                                      10.00              8.41         3,611     2002
------------------------------------------------------------------------------------
 Global Technology Portfolio         $ 6.45            $ 9.93           162     2009
   -- Service Shares                  11.72              6.45            99     2008
                                       9.81             11.72            99     2007
                                       9.26              9.81         1,488     2006
                                       8.45              9.26         1,488     2005
                                       8.56              8.45         2,839     2004
                                       5.95              8.56         1,399     2003
                                      10.00              5.95         4,778     2002
------------------------------------------------------------------------------------
 Janus Portfolio -- Service          $ 6.93            $ 9.25         1,402     2009
   Shares                             11.73              6.93         1,402     2008
                                      10.41             11.73         2,333     2007
                                       9.54             10.41           482     2006
                                       9.34              9.54         2,203     2005
                                       9.12              9.34         2,883     2004
                                       7.07              9.12         3,020     2003
                                      10.00              7.07         1,124     2002
------------------------------------------------------------------------------------
 Overseas Portfolio --               $12.40            $21.81         1,413     2009
   Service Shares                     26.44             12.40         4,505     2008
                                      21.03             26.44         4,652     2007
                                      14.61             21.03         5,120     2006
                                      11.27             14.61         5,763     2005
                                       9.67             11.27         6,131     2004
                                       7.32              9.67         5,990     2003
                                      10.00              7.32         1,352     2002
------------------------------------------------------------------------------------
 Worldwide Portfolio --              $ 6.38            $ 8.61         1,329     2009
   Service Shares                     11.78              6.38         1,330     2008
                                      10.97             11.78         4,749     2007
                                       9.47             10.97         5,033     2006
                                       9.14              9.47         5,392     2005
                                       8.90              9.14         5,678     2004
                                       7.33              8.90         6,217     2003
                                      10.00              7.33         4,895     2002
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST
------------------------------------------------------------------------------------
 Legg Mason ClearBridge              $ 9.02            $11.89         1,316     2009
   Variable Aggressive Growth         15.46              9.02         1,316     2008
   Portfolio -- Class II              15.69             15.46         1,394     2007
                                      14.43             15.69         1,465     2006
                                      13.40             14.43         1,536     2005
                                      12.54             13.40         2,075     2004
                                      10.00             12.54           163     2003
------------------------------------------------------------------------------------
 Legg Mason ClearBridge
   Variable Equity Income            $ 6.37            $ 7.67            --     2009
   Builder Portfolio -- Class          9.98              6.37            --     2008
   II                                 10.00              9.98            --     2007
------------------------------------------------------------------------------------
 Legg Mason ClearBridge
   Variable Fundamental All          $ 5.90            $ 7.50            --     2009
   Cap Value Portfolio --              9.48              5.90            --     2008
   Class I                            10.00              9.48           522     2007
------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 6.78            $ 9.26        14,752     2009
                                                                        10.95              6.78        14,996     2008
                                                                        10.04             10.95        18,336     2007
                                                                         9.53             10.04        23,063     2006
                                                                         9.31              9.53        25,557     2005
                                                                         8.70              9.31        33,424     2004
                                                                         7.23              8.70        38,130     2003
                                                                        10.00              7.23        34,776     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 8.26            $10.27         4,154     2009
                                                                        12.61              8.26         5,276     2008
                                                                        11.67             12.61        10,008     2007
                                                                        10.54             11.67        11,688     2006
                                                                        10.03             10.54        11,890     2005
                                                                         9.19             10.03        11,501     2004
                                                                         7.68              9.19        13,847     2003
                                                                        10.00              7.68         7,608     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $ 6.36            $10.17         9,160     2009
                                                                        10.71              6.36        11,693     2008
                                                                        10.67             10.71        11,239     2007
                                                                         9.62             10.67        10,750     2006
                                                                         9.32              9.62         3,191     2005
                                                                         8.94              9.32         4,502     2004
                                                                         6.82              8.94         2,627     2003
                                                                        10.00              6.82           101     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.70            $12.37            --     2009
                                                                        14.02             10.70            --     2008
                                                                        13.74             14.02           402     2007
                                                                        12.53             13.74           289     2006
                                                                        12.44             12.53            --     2005
                                                                        11.41             12.44            --     2004
                                                                        10.02             11.41            --     2003
                                                                        10.00             10.02            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $15.24            $19.89         8,696     2009
                                                                        24.96             15.24        10,603     2008
                                                                        19.93             24.96        14,238     2007
                                                                        15.49             19.93        13,197     2006
                                                                        13.53             15.49         7,438     2005
                                                                        10.61             13.53         5,013     2004
                                                                         7.97             10.61         2,711     2003
                                                                        10.00              7.97         1,548     2002
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 6.81            $ 8.13            --     2009
                                                                        12.30              6.81            --     2008
                                                                        12.11             12.30         5,736     2007
                                                                        11.12             12.11         2,394     2006
                                                                        10.92             11.12         2,394     2005
                                                                        10.00             10.92           452     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $ 8.64            $12.23           297     2009
                                                                        16.20              8.64           320     2008
                                                                        14.49             16.20           262     2007
                                                                        13.70             14.49           265     2006
                                                                        13.30             13.70           396     2005
                                                                        12.71             13.30         1,138     2004
                                                                         9.90             12.71           892     2003
                                                                        10.00              9.90            --     2002
----------------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------
 Oppenheimer Global                  $ 9.65            $13.21         24,001    2009
   Securities Fund/VA --              16.47              9.65         29,449    2008
   Service Shares                     15.81             16.47         33,322    2007
                                      13.72             15.81         35,210    2006
                                      12.25             13.72         35,288    2005
                                      10.49             12.25         36,982    2004
                                       7.48             10.49         36,757    2003
                                      10.00              7.48         19,756    2002
------------------------------------------------------------------------------------
 Oppenheimer Main Street             $ 7.50            $ 9.43         50,830    2009
   Fund/VA -- Service Shares          12.45              7.50         56,956    2008
                                      12.17             12.45         84,754    2007
                                      10.80             12.17         99,289    2006
                                      10.40             10.80        112,207    2005
                                       9.71             10.40        140,480    2004
                                       7.82              9.71        164,722    2003
                                      10.00              7.82        137,585    2002
------------------------------------------------------------------------------------
 Oppenheimer Main Street             $11.17            $15.01          7,977    2009
   Small Cap Fund/VA --               18.34             11.17          9,324    2008
   Service Shares                     18.94             18.34         11,104    2007
                                      16.82             18.94         15,504    2006
                                      15.61             16.82         16,353    2005
                                      13.34             15.61         14,266    2004
                                       9.42             13.34          8,168    2003
                                      10.00              9.42             --    2002
------------------------------------------------------------------------------------
 Oppenheimer Small- & Mid-Cap        $ 8.09            $10.50            176    2009
   Growth Fund/VA -- Service          16.22              8.09            176    2008
   Shares                             15.58             16.22            355    2007
                                      15.44             15.58            355    2006
                                      14.04             15.44            176    2005
                                      11.97             14.04            177    2004
                                      10.00             11.97            101    2003
------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
 All Asset Portfolio --              $ 9.36            $11.16             --    2009
   Advisor Class Shares               11.33              9.36             --    2008
                                      10.67             11.33             --    2007
                                      10.39             10.67             --    2006
                                      10.00             10.39             --    2005
------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S.        $11.18            $12.70          2,627    2009
   Dollar Hedged) --                  11.67             11.18          2,713    2008
   Administrative Class Shares        11.47             11.67          3,200    2007
                                      11.43             11.47          2,162    2006
                                      11.07             11.43          2,205    2005
                                      10.68             11.07          1,523    2004
                                      10.63             10.68          9,078    2003
                                      10.00             10.63          8,406    2002
------------------------------------------------------------------------------------
 High Yield Portfolio --             $10.52            $14.49         17,501    2009
   Administrative Class Shares        14.01             10.52         20,378    2008
                                      13.78             14.01         22,998    2007
                                      12.87             13.78         25,227    2006
                                      12.59             12.87         24,619    2005
                                      11.70             12.59         26,050    2004
                                       9.70             11.70         24,548    2003
                                      10.00              9.70         12,002    2002
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.96            $14.99         59,395    2009
                                                                              13.86             15.96         65,492    2008
                                                                              12.86             13.86         75,100    2007
                                                                              12.95             12.86         84,403    2006
                                                                              12.59             12.95         94,390    2005
                                                                              11.91             12.59         64,945    2004
                                                                              11.68             11.91        105,287    2003
                                                                              10.00             11.68         94,209    2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.49            $11.68          4,167    2009
                                                                              10.73             10.49          4,114    2008
                                                                              10.18             10.73          2,477    2007
                                                                               9.97             10.18          1,290    2006
                                                                              10.00              9.97             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.79            $14.32         66,665    2009
                                                                              12.42             12.79         91,190    2008
                                                                              11.64             12.42        109,142    2007
                                                                              11.41             11.64        118,023    2006
                                                                              11.34             11.41        125,162    2005
                                                                              11.01             11.34        129,504    2004
                                                                              10.68             11.01        142,783    2003
                                                                              10.00             10.68        113,110    2002
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.39            $ 9.53         27,092    2009
                                                                              11.20              6.39         25,979    2008
                                                                               9.68             11.20         26,551    2007
                                                                               9.32              9.68         27,067    2006
                                                                               9.38              9.32         27,094    2005
                                                                               8.74              9.38         26,709    2004
                                                                               6.12              8.74            634    2003
                                                                              10.00              6.12            699    2002
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.72            $13.57            383    2009
                                                                              15.85              9.72            439    2008
                                                                              14.47             15.85            616    2007
                                                                              14.53             14.47            689    2006
                                                                              12.98             14.53            753    2005
                                                                              12.10             12.98            622    2004
                                                                              10.00             12.10            670    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.92            $18.42            881    2009
                                                                              20.03             11.92            923    2008
                                                                              18.52             20.03          1,142    2007
                                                                              16.60             18.52          1,483    2006
                                                                              13.94             16.60            722    2005
                                                                              12.31             13.94             --    2004
                                                                              10.00             12.31             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $11.81            $20.47          1,150    2009
                                                                              25.70             11.81          1,167    2008
                                                                              17.72             25.70          1,185    2007
                                                                              14.83             17.72            702    2006
                                                                              10.00             14.83            702    2005
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.39            $ 8.89             --    2009
                                                                               9.73              7.39             --    2008
                                                                              10.00              9.73             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.44            $ 8.85           393     2009
                                                       10.88              5.44         2,434     2008
                                                        9.50             10.88         2,422     2007
                                                        9.43              9.50         2,289     2006
                                                        8.92              9.43         2,039     2005
                                                        8.51              8.92         1,970     2004
                                                        7.17              8.51           842     2003
                                                       10.00              7.17            --     2002
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 8.38            $10.56        12,244     2009
                                                       13.29              8.38        12,668     2008
                                                       13.85             13.29        13,247     2007
                                                       12.16             13.85        18,226     2006
                                                       11.89             12.16        25,978     2005
                                                       10.31             11.89        14,166     2004
                                                        8.03             10.31         7,135     2003
                                                       10.00              8.03         2,540     2002
-----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY...................................................................................................... B-3

THE SEPARATE ACCOUNT............................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................................................... B-3

THE CONTRACTS.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.......................................................................... B-4

CALCULATION OF PERFORMANCE DATA.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

TAX MATTERS...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

GENERAL PROVISIONS............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................................................... B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK........................................................ B-9

EXPERTS.......................................................................................................... B-9

FINANCIAL STATEMENTS............................................................................................. B-9


                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017
                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated April 30, 2010, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation NY" in our marketing materials. This contract (Foundation NY) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, AIM V.I.
  Capital Appreciation Fund -- Series I shares)
Invesco V.I. Global Real Estate Fund -- Series II shares (formerly, AIM V.I.
  Global Real Estate Fund -- Series II shares)
Invesco V.I. Large Cap Growth Fund -- Series I shares (formerly, AIM V.I. Large
  Cap Growth Fund -- Series I shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

DREYFUS:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares

Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS VARIABLE SERIES II:


DWS Dreman Small Mid Cap Value VIP -- Class B Shares

DWS Strategic Value VIP -- Class B Shares (formerly, DWS Dreman High Return
  Equity VIP -- Class B Shares)

DWS Technology VIP -- Class B Shares

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund --Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares


Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Total Return Fund -- Class 1 Shares

JPMORGAN INSURANCE TRUST:


JPMorgan Insurance Trust Core Bond Portfolio -- Class 1


JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
JPMorgan Insurance Trust International Equity Portfolio --Class 1
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio --Class 1

JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 (formerly,
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1)

JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS......................................................  6

FEE TABLES.......................................................  7
   Examples......................................................  9

SYNOPSIS.........................................................  9

CONDENSED FINANCIAL INFORMATION.................................. 12

THE COMPANY...................................................... 12

FINANCIAL CONDITION OF THE COMPANY............................... 12

THE SEPARATE ACCOUNT............................................. 13
   The Portfolios................................................ 13
   Subaccounts................................................... 14
   Voting Rights................................................. 20
   Asset Allocation Program...................................... 20

THE GUARANTEE ACCOUNT............................................ 27

CHARGES AND OTHER DEDUCTIONS..................................... 28
   Transaction Expenses.......................................... 28
     Surrender Charge............................................ 28
     Exceptions to the Surrender Charge.......................... 29
   Deductions from the Separate Account.......................... 29
   Other Charges................................................. 29

THE CONTRACT..................................................... 30
   Purchase of the Contract...................................... 30
   Ownership..................................................... 31
   Assignment.................................................... 31
   Purchase Payments............................................. 31
   Valuation Day and Valuation Period............................ 32
   Allocation of Purchase Payments............................... 32
   Enhanced Payment Benefit Option............................... 32
   Valuation of Accumulation Units............................... 32

TRANSFERS........................................................ 33
   Transfers Before the Annuity Commencement Date................ 33
   Transfers from the Guarantee Account to the Subaccounts....... 33
   Transfers from the Subaccounts to the Guarantee Account....... 33
   Transfers Among the Subaccounts............................... 33
   Telephone/Internet Transactions............................... 34
   Confirmation of Transactions.................................. 35
   Special Note on Reliability................................... 35
   Transfers by Third Parties.................................... 35
   Special Note on Frequent Transfers............................ 35
   Dollar Cost Averaging Program................................. 37
   Defined Dollar Cost Averaging................................. 38
   Portfolio Rebalancing Program................................. 38
   Guarantee Account Interest Sweep Program...................... 39


SURRENDERS AND PARTIAL WITHDRAWALS...............................  39
   Surrenders and Partial Withdrawals............................  39
   Restrictions on Distributions from Certain Contracts..........  40
   Systematic Withdrawal Program.................................  40

THE DEATH BENEFIT................................................  41
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...........................................  41
   When We Calculate The Death Benefit...........................  42
   Death of an Owner or Joint Owner Before the Annuity
     Commencement Date...........................................  42
   Death of Owner, Joint Owner or Annuitant After Income
     Payments Begin..............................................  45

INCOME PAYMENTS..................................................  45
   Optional Payment Plans........................................  46
   Variable Income Payments......................................  47
   Transfers After the Annuity Commencement Date.................  47

TAX MATTERS......................................................  47
   Introduction..................................................  47
   Taxation of Non-Qualified Contracts...........................  48
   Section 1035 Exchanges........................................  50
   Qualified Retirement Plans....................................  50
   Federal Income Tax Withholding................................  54
   State Income Tax Withholding..................................  54
   Tax Status of the Company.....................................  55
   Federal Estate Taxes..........................................  55
   Generation-Skipping Transfer Tax..............................  55
   Annuity Purchases by Residents of Puerto Rico.................  55
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations................................................  55
   Foreign Tax Credits...........................................  55
   Changes in the Law............................................  55

REQUESTING PAYMENTS..............................................  55

SALE OF THE CONTRACTS............................................  56

ADDITIONAL INFORMATION...........................................  57
   Owner Questions...............................................  57
   Return Privilege..............................................  57
   State Regulation..............................................  58
   Evidence of Death, Age, Gender, Marital Status or Survival....  58
   Records and Reports...........................................  58
   Other Information.............................................  58
   Legal Proceedings.............................................  58

APPENDIX -- CONDENSED FINANCIAL INFORMATION...................... A-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   -------------------
 Transfer Charge                                      $10.00/3 /
----------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
-----------------------------------------------------------------------------------------------
Annual Contract Charge                                              $30.00/1/
-----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
-----------------------------------------------------------------------------------------------
                                                   Annuitant (Joint       Either Annuitant Over
                                                   Annuitant, if any) Age Age 70 at Issue
                                                   70 or Younger at Issue
                                                   --------------------------------------------
  Mortality and Expense Risk Charge                         1. 30%                 1.50%
-----------------------------------------------------------------------------------------------
  Administrative Expense Charge                           0.15%/2/              0.15%/2/
-----------------------------------------------------------------------------------------------
OPTIONAL BENEFITS
-----------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                         0.15%/2/              0.15%/2/
-----------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES/3/            1.60%                 1.80%
-----------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/               MINIMUM MAXIMUM
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)     0.59%   2.47%
----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 2.47%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,001      $1,930      $2,774       $4,677


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $429       $1,352      $2,283       $4,646


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $459       $1,382      $2,314       $4,677


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix to this prospectus for tables of the Accumulation Unit values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
INSURANCE FUNDS          FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE        AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)         FUND -- SERIES I SHARES)
                         -----------------------------------------------------------------------------
                         INVESCO V.I. GLOBAL REAL ESTATE      Total return through growth of capital
                         FUND -- SERIES II SHARES (FORMERLY,  and current income.
                         AIM V.I. GLOBAL REAL ESTATE
                         FUND -- SERIES II SHARES)
                         -----------------------------------------------------------------------------
                         INVESCO V.I. LARGE CAP GROWTH        Long-term growth of capital.
                         FUND -- SERIES I SHARES (FORMERLY,
                         AIM V.I. LARGE CAP GROWTH
                         FUND -- SERIES I SHARES)
                         -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --         consistent with the adviser's
SERIES FUND, INC.        CLASS B                              determination of reasonable risk.
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND         Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP INCOME & GROWTH FUND --           Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,     CLASS I                              secondary objective.
INC.                     -----------------------------------------------------------------------------
                         VP INTERNATIONAL FUND -- CLASS I     Seeks capital growth.

                         -----------------------------------------------------------------------------
                         VP ULTRA(R) FUND -- CLASS I          Seeks long-term capital growth.

                         -----------------------------------------------------------------------------
                         VP VALUE FUND -- CLASS I             Seeks long-term capital growth.
                                                              Income is a secondary objective.
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --      Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  CLASS II                             strategy that seeks to protect against
INC.                                                          U.S. inflation.
                         -----------------------------------------------------------------------------
DREYFUS                  DREYFUS INVESTMENT PORTFOLIOS        Seeks investment returns that are
                         MIDCAP STOCK PORTFOLIO -- INITIAL    greater than the total return
                         SHARES                               performance of publicly traded
                                                              common stocks of medium-size
                                                              domestic companies in the aggregate,
                                                              as represented by the Standard &
                                                              Poor's MidCap 400(R) Index.
                         -----------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------------
Total return through growth of capital  Invesco Advisers, Inc. (subadvised
and current income.                     by Invesco Asset Management
    Limited)

---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------
Seeks capital growth. Income is a       American Century Investment
secondary objective.                    Management, Inc.
---------------------------------------------------------------------------
Seeks capital growth.                   American Century Global
                                        Investment Management, Inc.
---------------------------------------------------------------------------
Seeks long-term capital growth.         American Century Investment
                                        Management, Inc.
---------------------------------------------------------------------------
Seeks long-term capital growth.         American Century Investment
Income is a secondary objective.        Management, Inc.
---------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
---------------------------------------------------------------------------
Seeks investment returns that are       The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
---------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                        ----------------------------------------------------------------------------
                        DREYFUS VARIABLE INVESTMENT FUND  The portfolio seeks as high a level of
                        -- MONEY MARKET PORTFOLIO         current income as is consistent with the
                                                          preservation of capital and the
                                                          maintenance of liquidity. As a money
                                                          market fund, the portfolio is subject to
                                                          maturity, quality and diversification
                                                          requirements designed to help it
                                                          maintain a stable share price of $1.00.
                        ----------------------------------------------------------------------------
                        THE DREYFUS SOCIALLY RESPONSIBLE  Seeks capital growth, with current
                        GROWTH FUND, INC. -- INITIAL      income as a secondary objective.
                        SHARES
                        ----------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS DREMAN SMALL MID CAP          Seeks long-term capital appreciation.
                        VALUE VIP -- CLASS B SHARES

                        ----------------------------------------------------------------------------
                        DWS STRATEGIC VALUE VIP --        Seeks to achieve a high rate of total
                        CLASS B SHARES (FORMERLY, DWS     return.
                        DREMAN HIGH RETURN EQUITY VIP
                        -- CLASS B SHARES)
                        ----------------------------------------------------------------------------
                        DWS TECHNOLOGY VIP -- CLASS B     Seeks growth of capital.
                        SHARES
                        ----------------------------------------------------------------------------
EATON VANCE VARIABLE    VT FLOATING-RATE INCOME FUND      To provide a high level of current
TRUST                                                     income.
                        ----------------------------------------------------------------------------
                        VT WORLDWIDE HEALTH SCIENCES      Seeks long-term capital growth by
                        FUND                              investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                        ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP CONTRAFUND(R) PORTFOLIO --    Seeks long-term capital appreciation.
INSURANCE PRODUCTS      SERVICE CLASS 2
FUND









                        ----------------------------------------------------------------------------
                        VIP EQUITY-INCOME PORTFOLIO --    Seeks reasonable income. The fund
                        SERVICE CLASS 2                   will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                        ----------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO -- SERVICE  Seeks long-term growth of capital.
                        CLASS 2

                        ----------------------------------------------------------------------------
FRANKLIN TEMPLETON      FRANKLIN INCOME SECURITIES FUND   Seeks to maximize income while
VARIABLE INSURANCE      -- CLASS 2 SHARES                 maintaining prospects for capital
PRODUCTS TRUST                                            appreciation. The fund normally
                                                          invests in both equity and debt
                                                          securities.
                        ----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
                                          Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
                                          Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation. The fund
                    SECURITIES FUND -- CLASS 2 SHARES  normally invests at least 80% of its net assets in investments of large
                                                       capitalization companies, and normally
                                                       invests predominantly in equity
                                                       securities.
                    ------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with
                    FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund
                    SHARES/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets, and
                                                       normally invests predominantly in
                                                       equity securities.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
FUNDS, INC.         SHARES                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMORGAN INSURANCE TRUST CORE      Seeks to maximize total return by
TRUST               BOND PORTFOLIO -- CLASS 1          investing primarily in a diversified
                                                       portfolio of intermediate- and long-
                                                       term debt securities.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST EQUITY    Seeks investment results that
                    INDEX PORTFOLIO -- CLASS 1         correspond to the aggregate price and
                                                       dividend performance of securities in
                                                       the Standard & Poor's 500 Composite
                                                       Stock Price Index (S&P 500 Index).
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks to provide high total return from
                    INTERNATIONAL EQUITY PORTFOLIO --  a portfolio of equity securities of
                    CLASS 1                            foreign companies. Total return
                                                       consists of capital growth and current
                                                       income.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks to provide long-term capital
                    INTREPID GROWTH PORTFOLIO --       growth.
                    CLASS 1
                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks capital appreciation. The fund       Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies, and normally
invests predominantly in equity
securities.
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Management
investing primarily in a diversified       Inc., an indirect, wholly-owned
portfolio of intermediate- and long-       subsidiary of JPMorgan Chase & Co.
term debt securities.
------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Management
correspond to the aggregate price and      Inc., an indirect, wholly-owned
dividend performance of securities in      subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Management
a portfolio of equity securities of        Inc., an indirect, wholly-owned
foreign companies. Total return            subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Management
growth.                                    Inc., an indirect, wholly-owned
                                           subsidiary of JPMorgan Chase & Co.
------------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.


                      SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST           Seeks long-term capital growth by
                      INTREPID MID CAP PORTFOLIO --      investing primarily in equity securities
                      CLASS 1                            of companies with intermediate
                                                         capitalizations.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID       Seeks capital growth over the long
                      CAP GROWTH PORTFOLIO -- CLASS 1    term.
                      (FORMERLY, JPMORGAN INSURANCE
                      TRUST DIVERSIFIED MID CAP GROWTH
                      PORTFOLIO -- CLASS 1)
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID       Seeks capital appreciation with the
                      CAP VALUE PORTFOLIO -- CLASS 1     secondary goal of achieving current
                                                         income by investing in equity
                                                         securities.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST SMALL     Seeks capital growth over the long
                      CAP CORE PORTFOLIO -- CLASS 1      term.

                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST U.S.      Seeks to provide high total return from
                      EQUITY PORTFOLIO -- CLASS 1        a portfolio of selected equity securities.

                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES --  The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE    in securities of well-known established
                      SHARES                             companies.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET            Seeks high total return.
                      FUND/VA -- SERVICE SHARES
                      -------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      -------------------------------------------------------------------------------
PIMCO VARIABLE        HIGH YIELD PORTFOLIO --            Seeks maximum total return,
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                         and prudent investment management.
                                                         Invests at least 80% of its assets in a
                                                         diversified portfolio of high yield
                                                         securities ("junk bonds") rated below
                                                         investment grade but rated at least Caa
                                                         by Moody's or CCC by S&P, or, if
                                                         unrated, determined by PIMCO to be
                                                         of comparable quality, subject to a
                                                         maximum of 5% of its total assets in
                                                         securities rated Caa by Moody's or
                                                         CCC by S&P, or, if unrated,
                                                         determined by PIMCO to be of
                                                         comparable quality.
                      -------------------------------------------------------------------------------
                      LOW DURATION PORTFOLIO --          Seeks maximum total return,
                      ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                         and prudent investment management.
                      -------------------------------------------------------------------------------


                         ADVISER (AND SUB-ADVISER(S),
                               AS APPLICABLE)
                      -----------------------------------
                      JPMorgan Investment Management
                      Inc., an indirect, wholly-owned
                      subsidiary of JPMorgan Chase & Co.

                      -----------------------------------
                      JPMorgan Investment Management
                      Inc., an indirect, wholly-owned
                      subsidiary of JPMorgan Chase & Co.


                      -----------------------------------
                      J.P. Morgan Investment Management
                      Inc., an indirect, wholly-owned
                      subsidiary of JPMorgan Chase & Co.

                      -----------------------------------
                      J.P. Morgan Investment Management
                      Inc., an indirect, wholly-owned
                      subsidiary of JPMorgan Chase & Co.
                      -----------------------------------
                      JPMorgan Investment Management
                      Inc., an indirect, wholly-owned
                      subsidiary of JPMorgan Chase & Co.
                      -----------------------------------
MFS(R) VARIABLE       Massachusetts Financial Services
INSURANCE TRUST       Company
                      -----------------------------------
                      Massachusetts Financial Services
                      Company


                      -----------------------------------
                      Massachusetts Financial Services
                      Company
                      -----------------------------------
OPPENHEIMER VARIABLE  OppenheimerFunds, Inc.
ACCOUNT FUNDS

                      -----------------------------------
                      OppenheimerFunds, Inc.

                      -----------------------------------
                      OppenheimerFunds, Inc.

                      -----------------------------------
PIMCO VARIABLE        Pacific Investment Management
INSURANCE TRUST       Company LLC













                      -----------------------------------
                      Pacific Investment Management
                      Company LLC

                      -----------------------------------

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       High Yield Portfolio -- Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.076% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income

Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.


After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.


GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model


If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset

Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 16, 2010, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         MODERATELY                                MODERATELY
     CONSERVATIVE       CONSERVATIVE             MODERATE          AGGRESSIVE             AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

          EFFECTIVE AFTER THE CLOSE OF BUSINESS ON FEBRUARY 12, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      3%      4%      6%      7%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      3%      5%      7%      7%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      4%      6%      6%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      4%      6%      6%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           4%      8%     12%     15%     23%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       4%      8%     12%     15%     23%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     2%      3%      4%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      5%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        40%     30%     20%      5%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     31%     21%     11%      4%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 16, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           1%      2%      3%      4%      6%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           4%      9%     12%     16%     20%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            1%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      2%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            1%      2%      4%      5%      6%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        40%     30%     20%      6%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      6%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

  NUMBER OF
  COMPLETED     SURRENDER CHARGE
YEARS SINCE WE AS A PERCENTAGE OF
 RECEIVED THE  THE SURRENDERED OR
   PURCHASE        WITHDRAWN
   PAYMENT      PURCHASE PAYMENT
---------------------------------
      0                8%
      1                8%
      2                7%
      3                7%
      4                6%
      5                5%
      6                4%
      7                2%
  8 or more            0%
---------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

   NUMBER OF      SURRENDER CHARGE
   COMPLETED     AS A PERCENTAGE OF
 YEARS SINCE WE  THE SURRENDERED OR
  RECEIVED THE       WITHDRAWN
PURCHASE PAYMENT  PURCHASE PAYMENT
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as:
(a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for

Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:


   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.


If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant PLUS any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant PLUS any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

            ANNUITANT'S CONTRACT  DEATH
END OF YEAR     AGE      VALUE   BENEFIT
-----------------------------------------
     1          76      $103,000 $103,000
     2          77       112,000  112,000
     3          78        90,000  112,000
     4          79       135,000  135,000
     5          80       130,000  135,000
     6          81       150,000  150,000
     7          82       125,000  135,000
     8          83       145,000  145,000
-----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:

        PURCHASE CONTRACT  DEATH
 DATE   PAYMENT   VALUE   BENEFIT
---------------------------------
3/31/09  $5,000  $ 5,000  $ 5,000
3/31/13      --   10,000   10,000
3/31/14      --    7,000   10,000
---------------------------------

If a withdrawal of $3,500 is made on March 31, 2014, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2014;

  (ii) due proof of death was provided on March 31, 2014;

 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent

    Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment

Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.


VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS.   Although some of the federal income
tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker- dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.


After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, $6.2 million, $14.5 million and $17.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which New York state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   EACH ANNUITANT AGE 70 OR YOUNGER AT ISSUE




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.27            $ 7.48           424     2009
                                                                           11.07              6.27           397     2008
                                                                           10.03             11.07         1,048     2007
                                                                            9.57             10.03         1,024     2006
                                                                            8.92              9.57            --     2005
                                                                            8.49              8.92            --     2004
                                                                            6.65              8.49            --     2003
                                                                            8.92              6.65            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 8.15            $10.53         1,202     2009
                                                                           14.96              8.15           982     2008
                                                                           16.11             14.96         1,308     2007
                                                                           11.49             16.11         1,321     2006
                                                                           10.00             11.49            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 7.07            $ 8.78            --     2009
                                                                           11.63              7.07           678     2008
                                                                           10.20             11.63           546     2007
                                                                           10.00             10.20           417     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.01            $ 8.60            --     2009
                                                                           10.19              7.01            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.29            $ 8.65         5,951     2009
                                                                           12.48              7.29         6,158     2008
                                                                           12.08             12.48         5,179     2007
                                                                           10.47             12.08         5,383     2006
                                                                           10.16             10.47         2,073     2005
                                                                            9.27             10.16         2,067     2004
                                                                            7.12              9.27         2,062     2003
                                                                            9.29              7.12            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 5.76            $ 7.78           417     2009
                                                                            9.71              5.76           390     2008
                                                                            8.68              9.71         1,440     2007
                                                                            8.86              8.68         1,650     2006
                                                                            7.83              8.86         1,132     2005
                                                                            7.33              7.83           809     2004
                                                                            6.03              7.33         1,007     2003
                                                                            8.85              6.03            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.43            $11.34            --     2009
                                                                           10.76             10.43            --     2008
                                                                            9.97             10.76            --     2007
                                                                            9.96              9.97            --     2006
                                                                           10.00              9.96            --     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $10.55            $12.28           328
                                                                                     16.37             10.55           313
                                                                                     16.62             16.37           273
                                                                                     14.41             16.62            --
                                                                                     13.97             14.41            --
                                                                                     12.55             13.97            --
                                                                                      9.84             12.55            --
                                                                                     10.00              9.84            --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $11.77            $15.51            --
                                                                                     21.64             11.77            --
                                                                                     18.60             21.64            --
                                                                                     15.10             18.60            --
                                                                                     13.53             15.10            --
                                                                                     11.94             13.53            --
                                                                                      9.73             11.94            --
                                                                                     10.00              9.73            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 8.54            $11.31            --
                                                                                     14.80              8.54            --
                                                                                     12.41             14.80            --
                                                                                     13.02             12.41            --
                                                                                     12.93             13.02            --
                                                                                     11.86             12.93            --
                                                                                      9.63             11.86            --
                                                                                     10.00              9.63            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $11.62            $13.73           274
                                                                                     16.11             11.62           259
                                                                                     17.23             16.11           532
                                                                                     14.73             17.23           518
                                                                                     14.23             14.73           497
                                                                                     12.63             14.23           330
                                                                                      9.94             12.63           274
                                                                                     10.00              9.94            --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.58            $12.80         1,068
                                                                                     16.32              9.58         1,103
                                                                                     16.32             16.32         1,103
                                                                                     15.36             16.32         1,103
                                                                                     14.28             15.36         1,103
                                                                                     12.66             14.28         1,106
                                                                                      9.75             12.66         1,108
                                                                                     10.00              9.75            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.68            $10.54         3,315
                                                                                     10.57             10.68         3,197
                                                                                     10.23             10.57         2,867
                                                                                      9.93             10.23         2,828
                                                                                      9.81              9.93         2,780
                                                                                      9.90              9.81         2,858
                                                                                      9.99              9.90           474
                                                                                     10.00              9.99            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $ 5.92            $ 7.81            --     2009
                                                                                 9.16              5.92            --     2008
                                                                                 8.63              9.16            --     2007
                                                                                 8.02              8.63            --     2006
                                                                                 7.85              8.02            --     2005
                                                                                 7.50              7.85            --     2004
                                                                                 6.04              7.50            --     2003
                                                                                 8.63              6.04            --     2002
------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         $14.59            $18.59         1,846     2009
                                                                                22.32             14.59           521     2008
                                                                                22.07             22.32         2,241     2007
                                                                                17.97             22.07         2,375     2006
                                                                                16.61             17.97           521     2005
                                                                                13.43             16.61           522     2004
                                                                                 9.62             13.43           522     2003
                                                                                10.00              9.62            --     2002
------------------------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                                    $ 8.81            $10.85         5,263     2009
                                                                                16.60              8.81         2,981     2008
                                                                                17.22             16.60         3,132     2007
                                                                                14.78             17.22         3,388     2006
                                                                                13.95             14.78           835     2005
                                                                                12.46             13.95           836     2004
                                                                                 9.62             12.46         1,028     2003
                                                                                10.00              9.62            --     2002
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                         $ 8.94            $14.09           417     2009
                                                                                16.94              8.94           527     2008
                                                                                15.10             16.94           409     2007
                                                                                15.26             15.10           420     2006
                                                                                14.99             15.26           384     2005
                                                                                14.99             14.99           385     2004
                                                                                10.41             14.99           349     2003
                                                                                10.00             10.41            --     2002
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $ 7.85            $11.16         1,484     2009
                                                                                10.93              7.85         1,611     2008
                                                                                10.91             10.93         1,660     2007
                                                                                10.50             10.91         1,644     2006
                                                                                10.25             10.50         1,617     2005
                                                                                10.12             10.25         1,606     2004
                                                                                 9.97             10.12         1,563     2003
                                                                                10.00              9.97            --     2002
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            $13.90            $15.12            --     2009
                                                                                15.18             13.90            --     2008
                                                                                14.50             15.18            --     2007
                                                                                14.72             14.50            --     2006
                                                                                13.95             14.72            --     2005
                                                                                13.33             13.95            --     2004
                                                                                10.40             13.33            --     2003
                                                                                10.00             10.40            --     2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.94            $13.27         2,858     2009
                                                                                   17.59              9.94         2,145     2008
                                                                                   15.22             17.59         4,410     2007
                                                                                   13.86             15.22         5,269     2006
                                                                                   12.06             13.86            --     2005
                                                                                   10.62             12.06            --     2004
                                                                                    8.41             10.62            --     2003
                                                                                    9.44              8.41            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.33            $ 9.38           335     2009
                                                                                   13.00              7.33           475     2008
                                                                                   13.03             13.00           447     2007
                                                                                   11.03             13.03           422     2006
                                                                                   10.60             11.03           399     2005
                                                                                    9.67             10.60           380     2004
                                                                                    7.54              9.67           353     2003
                                                                                    9.24              7.54            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.20            $18.19           269     2009
                                                                                   22.19             13.20           258     2008
                                                                                   19.52             22.19           229     2007
                                                                                   17.62             19.52            --     2006
                                                                                   15.15             17.62            --     2005
                                                                                   12.33             15.15            --     2004
                                                                                    9.05             12.33            --     2003
                                                                                   10.21              9.05            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.60            $11.49           436     2009
                                                                                   12.40              8.60           419     2008
                                                                                   12.13             12.40           369     2007
                                                                                   10.41             12.13            --     2006
                                                                                   10.00             10.41            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.64            $12.32         1,379     2009
                                                                                   14.93              9.64         1,491     2008
                                                                                   14.27             14.93         1,378     2007
                                                                                   13.05             14.27         1,046     2006
                                                                                   13.11             13.05         1,021     2005
                                                                                   12.32             13.11           999     2004
                                                                                    9.85             12.32           971     2003
                                                                                   10.00              9.85            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.27            $ 8.05            --     2009
                                                                                    9.92              6.27            --     2008
                                                                                   10.00              9.92            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.77            $13.38           200     2009
                                                                                   17.38             10.77           201     2008
                                                                                   17.04             17.38           201     2007
                                                                                   14.61             17.04           201     2006
                                                                                   13.41             14.61           201     2005
                                                                                   12.08             13.41           202     2004
                                                                                    9.79             12.08           202     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.65            $17.09           532     2009
                                                                                   21.54             12.65           520     2008
                                                                                   18.93             21.54           238     2007
                                                                                   15.82             18.93            --     2006
                                                                                   14.57             15.82            --     2005
                                                                                   12.47             14.57            --     2004
                                                                                    9.57             12.47            --     2003
                                                                                   10.00              9.57            --     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                     $ 6.34            $ 8.19            --     2009
                                                                          11.15              6.34            --     2008
                                                                          11.05             11.15            --     2007
                                                                          10.00             11.05            --     2006
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $10.71            $12.75         1,971     2009
                                                                          15.37             10.71         2,627     2008
                                                                          13.97             15.37         2,527     2007
                                                                          12.46             13.97         2,892     2006
                                                                          12.19             12.46            --     2005
                                                                          11.44             12.19            --     2004
                                                                          10.00             11.44            --     2003
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 8.13            $ 9.66            --     2009
                                                                          11.68              8.13            --     2008
                                                                          10.62             11.68            --     2007
                                                                          10.00             10.62            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.92            $11.80         3,350     2009
                                                                          10.94             10.92         3,855     2008
                                                                          10.44             10.94         1,755     2007
                                                                          10.00             10.44         1,882     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 6.40            $ 9.02            --     2009
                                                                          11.56              6.40            --     2008
                                                                          10.00             11.56            --     2007
                                                                          10.00             10.00            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.97            $ 8.68            --     2009
                                                                          11.26              6.97            --     2008
                                                                          10.87             11.26            --     2007
                                                                          10.00             10.87            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio                $10.00            $13.93           909     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.73            $ 8.91            --     2009
                                                                          11.24              6.73            --     2008
                                                                          10.22             11.24            --     2007
                                                                          10.00             10.22            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 6.28            $ 8.40            --     2009
                                                                          10.42              6.28            --     2008
                                                                          10.28             10.42            --     2007
                                                                          10.00             10.28            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $10.00            $12.89         4,671     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $10.00            $12.92           266     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 7.70            $10.14           805     2009
                                                                          11.98              7.70           805     2008
                                                                          11.01             11.98            --     2007
                                                                          10.00             11.01            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 5.93            $ 8.12         1,023     2009
                                                                           9.54              5.93         1,023     2008
                                                                           8.72              9.54            --     2007
                                                                           8.25              8.72            --     2006
                                                                           8.03              8.25         8,659     2005
                                                                           7.47              8.03         8,652     2004
                                                                           6.19              7.47         5,905     2003
                                                                           8.68              6.19           234     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares              $10.94            $13.36           928     2009
                                                                       12.65             10.94           965     2008
                                                                       12.42             12.65           349     2007
                                                                       11.84             12.42           349     2006
                                                                       11.82             11.84           349     2005
                                                                       11.16             11.82           354     2004
                                                                       10.28             11.16           358     2003
                                                                       10.00             10.28            --     2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $10.94            $12.69         4,367     2009
                                                                       14.29             10.94         4,552     2008
                                                                       13.95             14.29         3,134     2007
                                                                       12.68             13.95         3,163     2006
                                                                       12.54             12.68         8,487     2005
                                                                       11.46             12.54         8,310     2004
                                                                       10.03             11.46         7,478     2003
                                                                       10.00             10.03           152     2002
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 8.84            $12.56            --     2009
                                                                       16.51              8.84            74     2008
                                                                       14.71             16.51            60     2007
                                                                       13.86             14.71            46     2006
                                                                       13.41             13.86            33     2005
                                                                       12.77             13.41            23     2004
                                                                        9.91             12.77             9     2003
                                                                       10.00              9.91            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 7.21            $ 9.09         1,731     2009
                                                                       11.92              7.21         1,779     2008
                                                                       11.61             11.92         2,250     2007
                                                                       10.27             11.61         2,441     2006
                                                                        9.85             10.27         2,686     2005
                                                                        9.16              9.85         2,795     2004
                                                                        7.35              9.16         2,389     2003
                                                                        9.21              7.35            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $11.42            $15.40         2,435     2009
                                                                       18.69             11.42         2,721     2008
                                                                       19.23             18.69         2,679     2007
                                                                       17.02             19.23           472     2006
                                                                       15.74             17.02         4,719     2005
                                                                       13.40             15.74         4,939     2004
                                                                        9.43             13.40         3,761     2003
                                                                       10.00              9.43           160     2002
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.84            $14.98           829     2009
                                                                       14.37             10.84         1,600     2008
                                                                       14.09             14.37         1,777     2007
                                                                       13.11             14.09         1,863     2006
                                                                       12.78             13.11            --     2005
                                                                       11.84             12.78            --     2004
                                                                        9.78             11.84            --     2003
                                                                       10.04              9.78            --     2002
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.63            $11.87            --     2009
                                                                       10.83             10.63            --     2008
                                                                       10.24             10.83            --     2007
                                                                        9.99             10.24            --     2006
                                                                       10.00              9.99            --     2005
---------------------------------------------------------------------------------------------------------------------

                      EACH ANNUITANT OVER AGE 70 AT ISSUE




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.18            $ 7.35          --       2009
                                                                           10.92              6.18          --       2008
                                                                            9.91             10.92          --       2007
                                                                            9.48              9.91          --       2006
                                                                            8.86              9.48          --       2005
                                                                            8.45              8.86          --       2004
                                                                            6.63              8.45          --       2003
                                                                            8.91              6.63          --       2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 8.09            $10.43          --       2009
                                                                           14.88              8.09          --       2008
                                                                           16.05             14.88          --       2007
                                                                           11.47             16.05          --       2006
                                                                           10.00             11.47          --       2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 7.03            $ 8.71          --       2009
                                                                           11.59              7.03          --       2008
                                                                           10.19             11.59          --       2007
                                                                           10.00             10.19          --       2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.99            $ 8.56          --       2009
                                                                           10.19              6.99          --       2008
                                                                           10.00             10.19          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.18            $ 8.50          --       2009
                                                                           12.31              7.18          --       2008
                                                                           11.94             12.31          --       2007
                                                                           10.38             11.94          --       2006
                                                                           10.09             10.38          --       2005
                                                                            9.22             10.09          --       2004
                                                                            7.09              9.22          --       2003
                                                                            9.28              7.09          --       2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 5.67            $ 7.65          --       2009
                                                                            9.59              5.67          --       2008
                                                                            8.58              9.59          --       2007
                                                                            8.78              8.58          --       2006
                                                                            7.77              8.78          --       2005
                                                                            7.29              7.77          --       2004
                                                                            6.01              7.29          --       2003
                                                                            8.84              6.01          --       2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.36            $11.23          --       2009
                                                                           10.70             10.36          --       2008
                                                                            9.94             10.70          --       2007
                                                                            9.95              9.94          --       2006
                                                                           10.00              9.95          --       2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $10.42            $12.10          --       2009
                                                                           16.20             10.42          --       2008
                                                                           16.48             16.20          --       2007
                                                                           14.31             16.48          --       2006
                                                                           13.91             14.31          --       2005
                                                                           12.51             13.91          --       2004
                                                                            9.84             12.51          --       2003
                                                                           10.00              9.84          --       2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $11.62            $15.28          --
                                                                                     21.41             11.62          --
                                                                                     18.44             21.41          --
                                                                                     15.00             18.44          --
                                                                                     13.46             15.00          --
                                                                                     11.91             13.46          --
                                                                                      9.73             11.91          --
                                                                                     10.00              9.73          --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 8.43            $11.15          --
                                                                                     14.65              8.43          --
                                                                                     12.31             14.65          --
                                                                                     12.94             12.31          --
                                                                                     12.87             12.94          --
                                                                                     11.83             12.87          --
                                                                                      9.63             11.83          --
                                                                                     10.00              9.63          --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $11.47            $13.53          --
                                                                                     15.93             11.47          --
                                                                                     17.08             15.93          --
                                                                                     14.64             17.08          --
                                                                                     14.17             14.64          --
                                                                                     12.60             14.17          --
                                                                                      9.93             12.60          --
                                                                                     10.00              9.93          --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.46            $12.61          --
                                                                                     16.14              9.46          --
                                                                                     16.17             16.14          --
                                                                                     15.26             16.17          --
                                                                                     14.21             15.26          --
                                                                                     12.63             14.21          --
                                                                                      9.75             12.63          --
                                                                                     10.00              9.75          --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.55            $10.39          --
                                                                                     10.46             10.55          --
                                                                                     10.14             10.46          --
                                                                                      9.86             10.14          --
                                                                                      9.76              9.86          --
                                                                                      9.87              9.76          --
                                                                                      9.99              9.87          --
                                                                                     10.00              9.99          --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 5.83            $ 7.67          --
                                                                                      9.04              5.83          --
                                                                                      8.53              9.04          --
                                                                                      7.94              8.53          --
                                                                                      7.79              7.94          --
                                                                                      7.46              7.79          --
                                                                                      6.02              7.46          --
                                                                                      8.62              6.02          --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $14.41            $18.32            --     2009
                                                                22.08             14.41            --     2008
                                                                21.87             22.08            --     2007
                                                                17.85             21.87            --     2006
                                                                16.53             17.85            --     2005
                                                                13.39             16.53            --     2004
                                                                 9.61             13.39            --     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                    $ 8.70            $10.69            --     2009
                                                                16.42              8.70            --     2008
                                                                17.07             16.42            --     2007
                                                                14.69             17.07            --     2006
                                                                13.89             14.69            --     2005
                                                                12.43             13.89            --     2004
                                                                 9.61             12.43            --     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                         $ 8.83            $13.89            --     2009
                                                                16.76              8.83            --     2008
                                                                14.97             16.76            --     2007
                                                                15.16             14.97            --     2006
                                                                14.92             15.16            --     2005
                                                                14.95             14.92            --     2004
                                                                10.40             14.95            --     2003
                                                                10.00             10.40            --     2002
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $ 7.75            $11.00            --     2009
                                                                10.81              7.75            --     2008
                                                                10.82             10.81            --     2007
                                                                10.43             10.82            --     2006
                                                                10.21             10.43            --     2005
                                                                10.09             10.21            --     2004
                                                                 9.97             10.09            --     2003
                                                                10.00              9.97            --     2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $13.72            $14.90         1,531     2009
                                                                15.01             13.72         1,531     2008
                                                                14.38             15.01         1,531     2007
                                                                14.62             14.38         1,531     2006
                                                                13.89             14.62         1,531     2005
                                                                13.29             13.89         1,531     2004
                                                                10.40             13.29         1,531     2003
                                                                10.00             10.40            --     2002
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $ 9.78            $13.04            --     2009
                                                                17.36              9.78            --     2008
                                                                15.05             17.36            --     2007
                                                                13.73             15.05            --     2006
                                                                11.97             13.73            --     2005
                                                                10.57             11.97            --     2004
                                                                 8.38             10.57            --     2003
                                                                 9.43              8.38            --     2002
--------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.22            $ 9.22            --     2009
                                                                                   12.83              7.22            --     2008
                                                                                   12.88             12.83            --     2007
                                                                                   10.92             12.88            --     2006
                                                                                   10.52             10.92            --     2005
                                                                                    9.62             10.52            --     2004
                                                                                    7.52              9.62            --     2003
                                                                                    9.23              7.52            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.00            $17.87            --     2009
                                                                                   21.89             13.00            --     2008
                                                                                   19.30             21.89            --     2007
                                                                                   17.46             19.30            --     2006
                                                                                   15.04             17.46            --     2005
                                                                                   12.27             15.04            --     2004
                                                                                    9.02             12.27            --     2003
                                                                                   10.20              9.02            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.53            $11.38            --     2009
                                                                                   12.33              8.53            --     2008
                                                                                   12.09             12.33            --     2007
                                                                                   10.39             12.09            --     2006
                                                                                   10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.51            $12.14            --     2009
                                                                                   14.77              9.51            --     2008
                                                                                   14.14             14.77            --     2007
                                                                                   12.97             14.14            --     2006
                                                                                   13.05             12.97            --     2005
                                                                                   12.29             13.05            --     2004
                                                                                    9.84             12.29            --     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.25            $ 8.01            --     2009
                                                                                    9.91              6.25            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.63            $13.18         1,819     2009
                                                                                   17.19             10.63         1,819     2008
                                                                                   16.90             17.19         1,819     2007
                                                                                   14.51             16.90         1,819     2006
                                                                                   13.34             14.51         1,819     2005
                                                                                   12.05             13.34         1,819     2004
                                                                                    9.79             12.05         1,819     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.49            $16.84            --     2009
                                                                                   21.31             12.49            --     2008
                                                                                   18.77             21.31            --     2007
                                                                                   15.71             18.77            --     2006
                                                                                   14.50             15.71            --     2005
                                                                                   12.44             14.50            --     2004
                                                                                    9.56             12.44            --     2003
                                                                                   10.00              9.56            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.30            $ 8.13            --     2009
                                                                                   11.11              6.30            --     2008
                                                                                   11.04             11.11            --     2007
                                                                                   10.00             11.04            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $10.59            $12.58            --     2009
                                                                          15.22             10.59            --     2008
                                                                          13.86             15.22            --     2007
                                                                          12.39             13.86            --     2006
                                                                          12.15             12.39            --     2005
                                                                          11.42             12.15            --     2004
                                                                          10.00             11.42            --     2003
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 8.08            $ 9.58            --     2009
                                                                          11.64              8.08            --     2008
                                                                          10.61             11.64            --     2007
                                                                          10.00             10.61            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.86            $11.71            --     2009
                                                                          10.90             10.86            --     2008
                                                                          10.43             10.90            --     2007
                                                                          10.00             10.43            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 6.37            $ 8.96            --     2009
                                                                          11.52              6.37            --     2008
                                                                           9.99             11.52            --     2007
                                                                          10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.93            $ 8.62            --     2009
                                                                          11.22              6.93            --     2008
                                                                          10.86             11.22            --     2007
                                                                          10.00             10.86            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio                $10.00            $13.91            --     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.69            $ 8.84            --     2009
                                                                          11.20              6.69            --     2008
                                                                          10.21             11.20            --     2007
                                                                          10.00             10.21            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 6.25            $ 8.34            --     2009
                                                                          10.38              6.25            --     2008
                                                                          10.27             10.38            --     2007
                                                                          10.00             10.27            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $10.00            $12.87         2,067     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $10.00            $12.90         1,844     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 7.66            $10.07            --     2009
                                                                          11.94              7.66            --     2008
                                                                          11.00             11.94            --     2007
                                                                          10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 5.83            $ 7.98            --     2009
                                                                           9.41              5.83            --     2008
                                                                           8.62              9.41            --     2007
                                                                           8.17              8.62            --     2006
                                                                           7.97              8.17            --     2005
                                                                           7.44              7.97            --     2004
                                                                           6.17              7.44            --     2003
                                                                           8.67              6.17            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares              $10.80            $13.16            --     2009
                                                                       12.52             10.80            --     2008
                                                                       12.31             12.52            --     2007
                                                                       11.76             12.31            --     2006
                                                                       11.77             11.76            --     2005
                                                                       11.13             11.77            --     2004
                                                                       10.27             11.13            --     2003
                                                                       10.00             10.27            --     2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $10.80            $12.50            --     2009
                                                                       14.14             10.80            --     2008
                                                                       13.83             14.14            --     2007
                                                                       12.60             13.83            --     2006
                                                                       12.48             12.60            --     2005
                                                                       11.43             12.48            --     2004
                                                                       10.02             11.43            --     2003
                                                                       10.00             10.02            --     2002
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 8.73            $12.37            --     2009
                                                                       16.33              8.73            --     2008
                                                                       14.58             16.33            --     2007
                                                                       13.77             14.58            --     2006
                                                                       13.35             13.77            --     2005
                                                                       12.73             13.35            --     2004
                                                                        9.91             12.73            --     2003
                                                                       10.00              9.91            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 7.10            $ 8.94         2,414     2009
                                                                       11.76              7.10         2,414     2008
                                                                       11.48             11.76         2,414     2007
                                                                       10.17             11.48         2,414     2006
                                                                        9.78             10.17         2,414     2005
                                                                        9.11              9.78         2,414     2004
                                                                        7.33              9.11         2,414     2003
                                                                        9.20              7.33            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $11.27            $15.18            --     2009
                                                                       18.49             11.27            --     2008
                                                                       19.07             18.49            --     2007
                                                                       16.91             19.07            --     2006
                                                                       15.67             16.91            --     2005
                                                                       13.37             15.67            --     2004
                                                                        9.42             13.37            --     2003
                                                                       10.00              9.42            --     2002
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.67            $14.72            --     2009
                                                                       14.18             10.67            --     2008
                                                                       13.93             14.18            --     2007
                                                                       12.99             13.93            --     2006
                                                                       12.68             12.99            --     2005
                                                                       11.77             12.68            --     2004
                                                                        9.74             11.77            --     2003
                                                                       10.03              9.74            --     2002
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.55            $11.76            --     2009
                                                                       10.77             10.55            --     2008
                                                                       10.20             10.77            --     2007
                                                                        9.98             10.20            --     2006
                                                                       10.00              9.98            --     2005
---------------------------------------------------------------------------------------------------------------------

   EACH ANNUITANT AGE 70 OR YOUNGER WITH THE ENHANCED PAYMENT BENEFIT OPTION




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.91            $ 8.23            --     2009
                                                                           12.21              6.91            --     2008
                                                                           11.08             12.21            --     2007
                                                                           10.59             11.08            --     2006
                                                                            9.89             10.59            --     2005
                                                                            9.43              9.89            --     2004
                                                                            7.40              9.43            --     2003
                                                                           10.00              7.40            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 8.10            $10.45        11,360     2009
                                                                           14.90              8.10         9,302     2008
                                                                           16.07             14.90        17,518     2007
                                                                           11.48             16.07         8,285     2006
                                                                           10.00             11.48         1,253     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 7.04            $ 8.73         8,766     2009
                                                                           11.60              7.04         8,766     2008
                                                                           10.19             11.60         4,249     2007
                                                                           10.00             10.19         1,614     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.00            $ 8.57         5,493     2009
                                                                           10.19              7.00           134     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.68            $ 9.09        12,795     2009
                                                                           13.16              7.68        12,467     2008
                                                                           12.75             13.16        15,069     2007
                                                                           11.08             12.75        15,722     2006
                                                                           10.76             11.08         9,271     2005
                                                                            9.84             10.76         4,785     2004
                                                                            7.56              9.84         1,168     2003
                                                                           10.00              7.56            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.75            $ 9.11        13,577     2009
                                                                           11.40              6.75         6,067     2008
                                                                           10.20             11.40         6,068     2007
                                                                           10.43             10.20         7,626     2006
                                                                            9.23             10.43         7,812     2005
                                                                            8.66              9.23         7,724     2004
                                                                            7.13              8.66         7,726     2003
                                                                           10.00              7.13            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.38            $11.26        13,260     2009
                                                                           10.72             10.38        10,167     2008
                                                                            9.95             10.72        18,396     2007
                                                                            9.95              9.95         2,615     2006
                                                                           10.00              9.95            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $10.45            $12.15        34,157     2009
                                                                           16.24             10.45        33,849     2008
                                                                           16.52             16.24        33,219     2007
                                                                           14.33             16.52         5,933     2006
                                                                           13.92             14.33         6,864     2005
                                                                           12.52             13.92         6,094     2004
                                                                            9.84             12.52         6,024     2003
                                                                           10.00              9.84            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $11.65            $15.34          5,848
                                                                                     21.47             11.65          5,484
                                                                                     18.48             21.47          9,837
                                                                                     15.02             18.48          4,356
                                                                                     13.48             15.02          1,668
                                                                                     11.92             13.48          2,696
                                                                                      9.73             11.92          1,504
                                                                                     10.00              9.73             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 8.46            $11.19          4,104
                                                                                     14.68              8.46          4,011
                                                                                     12.33             14.68          3,934
                                                                                     12.96             12.33          3,932
                                                                                     12.89             12.96          5,868
                                                                                     11.83             12.89          1,885
                                                                                      9.63             11.83            481
                                                                                     10.00              9.63             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $11.51            $13.58          3,225
                                                                                     15.98             11.51          5,354
                                                                                     17.12             15.98         28,695
                                                                                     14.66             17.12         26,366
                                                                                     14.18             14.66         29,598
                                                                                     12.61             14.18         27,037
                                                                                      9.94             12.61         25,295
                                                                                     10.00              9.94             --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.49            $12.65             --
                                                                                     16.19              9.49             35
                                                                                     16.21             16.19             35
                                                                                     15.29             16.21            998
                                                                                     14.23             15.29          1,036
                                                                                     12.63             14.23          1,036
                                                                                      9.75             12.63            693
                                                                                     10.00              9.75             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.58            $10.42         15,976
                                                                                     10.49             10.58        160,161
                                                                                     10.17             10.49         43,301
                                                                                      9.88             10.17         19,874
                                                                                      9.78              9.88         15,984
                                                                                      9.88              9.78         17,118
                                                                                      9.99              9.88             26
                                                                                     10.00              9.99             --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 6.87            $ 9.05            428
                                                                                     10.65              6.87            414
                                                                                     10.05             10.65            266
                                                                                      9.35             10.05            253
                                                                                      9.17              9.35             24
                                                                                      8.77              9.17          1,360
                                                                                      7.08              8.77          1,269
                                                                                     10.00              7.08             --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $14.45            $18.38        10,104     2009
                                                                22.14             14.45        10,314     2008
                                                                21.92             22.14        19,089     2007
                                                                17.88             21.92        11,086     2006
                                                                16.55             17.88         6,258     2005
                                                                13.40             16.55         5,317     2004
                                                                 9.61             13.40         1,826     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                    $ 8.72            $10.73         7,031     2009
                                                                16.47              8.72         7,058     2008
                                                                17.11             16.47        19,584     2007
                                                                14.71             17.11        22,879     2006
                                                                13.90             14.71        17,979     2005
                                                                12.44             13.90        18,827     2004
                                                                 9.61             12.44        14,520     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                         $ 8.86            $13.94           799     2009
                                                                16.81              8.86           799     2008
                                                                15.00             16.81         1,190     2007
                                                                15.18             15.00         1,658     2006
                                                                14.94             15.18         2,233     2005
                                                                14.96             14.94         2,192     2004
                                                                10.40             14.96         2,033     2003
                                                                10.00             10.40            --     2002
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $ 7.77            $11.04        22,650     2009
                                                                10.84              7.77        22,364     2008
                                                                10.84             10.84        39,065     2007
                                                                10.44             10.84        35,613     2006
                                                                10.22             10.44         9,293     2005
                                                                10.10             10.22         6,719     2004
                                                                 9.97             10.10           949     2003
                                                                10.00              9.97            --     2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $13.76            $14.95         4,535     2009
                                                                15.05             13.76         3,964     2008
                                                                14.41             15.05         4,940     2007
                                                                14.64             14.41         6,710     2006
                                                                13.90             14.64         6,678     2005
                                                                13.30             13.90         7,084     2004
                                                                10.40             13.30         4,116     2003
                                                                10.00             10.40            --     2002
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $10.28            $13.71        25,543     2009
                                                                18.24             10.28        23,987     2008
                                                                15.80             18.24        29,930     2007
                                                                14.41             15.80        14,414     2006
                                                                12.55             14.41        11,320     2005
                                                                11.08             12.55         9,036     2004
                                                                 8.78             11.08         4,300     2003
                                                                10.00              8.78            --     2002
--------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.56            $ 9.66        17,324     2009
                                                                                   13.44              7.56        12,006     2008
                                                                                   13.48             13.44        18,949     2007
                                                                                   11.43             13.48         7,455     2006
                                                                                   11.00             11.43         5,990     2005
                                                                                   10.05             11.00         6,582     2004
                                                                                    7.85             10.05         1,679     2003
                                                                                   10.00              7.85            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $12.68            $17.44        10,537     2009
                                                                                   21.34             12.68        11,034     2008
                                                                                   18.81             21.34         8,229     2007
                                                                                   17.00             18.81        10,050     2006
                                                                                   14.64             17.00         6,008     2005
                                                                                   11.94             14.64         6,217     2004
                                                                                    8.77             11.94         1,416     2003
                                                                                   10.00              8.77            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.55            $11.40        38,757     2009
                                                                                   12.35              8.55        36,273     2008
                                                                                   12.10             12.35        63,504     2007
                                                                                   10.40             12.10        25,758     2006
                                                                                   10.00             10.40        15,580     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.54            $12.18         6,499     2009
                                                                                   14.81              9.54         5,889     2008
                                                                                   14.17             14.81         7,944     2007
                                                                                   12.99             14.17         5,741     2006
                                                                                   13.06             12.99         4,268     2005
                                                                                   12.30             13.06         3,305     2004
                                                                                    9.84             12.30         2,156     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.26            $ 8.02            --     2009
                                                                                    9.91              6.26            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.67            $13.23         4,252     2009
                                                                                   17.24             10.67         3,966     2008
                                                                                   16.93             17.24        15,637     2007
                                                                                   14.53             16.93         8,083     2006
                                                                                   13.36             14.53         7,404     2005
                                                                                   12.05             13.36         9,338     2004
                                                                                    9.79             12.05         3,078     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.53            $16.90        24,533     2009
                                                                                   21.36             12.53        19,659     2008
                                                                                   18.81             21.36        30,465     2007
                                                                                   15.74             18.81        12,108     2006
                                                                                   14.52             15.74        11,361     2005
                                                                                   12.45             14.52        11,195     2004
                                                                                    9.57             12.45         5,845     2003
                                                                                   10.00              9.57            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.31            $ 8.14         3,164     2009
                                                                                   11.12              6.31         3,220     2008
                                                                                   11.04             11.12        13,801     2007
                                                                                   10.00             11.04           616     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $10.62            $12.62           603     2009
                                                                          15.26             10.62           321     2008
                                                                          13.89             15.26           569     2007
                                                                          12.41             13.89           421     2006
                                                                          12.16             12.41            --     2005
                                                                          11.42             12.16            --     2004
                                                                          10.00             11.42            --     2003
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 8.09            $ 9.60            --     2009
                                                                          11.65              8.09            --     2008
                                                                          10.61             11.65            --     2007
                                                                          10.00             10.61            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.88            $11.73        38,138     2009
                                                                          10.91             10.88        19,836     2008
                                                                          10.43             10.91        14,252     2007
                                                                          10.00             10.43           573     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 6.38            $ 8.97         3,905     2009
                                                                          11.53              6.38           246     2008
                                                                           9.99             11.53           756     2007
                                                                          10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.94            $ 8.64         2,836     2009
                                                                          11.23              6.94         2,861     2008
                                                                          10.86             11.23         2,791     2007
                                                                          10.00             10.86           879     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio                $10.00            $13.92         3,479     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.70            $ 8.86           391     2009
                                                                          11.21              6.70           459     2008
                                                                          10.21             11.21           300     2007
                                                                          10.00             10.21            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 6.26            $ 8.35           207     2009
                                                                          10.39              6.26           249     2008
                                                                          10.27             10.39         4,594     2007
                                                                          10.00             10.27            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $10.00            $12.88        32,132     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $10.00            $12.91         4,158     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 7.67            $10.09        14,587     2009
                                                                          11.95              7.67         7,696     2008
                                                                          11.00             11.95           141     2007
                                                                          10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 6.87            $ 9.40         8,040     2009
                                                                          11.08              6.87         6,061     2008
                                                                          10.14             11.08         5,960     2007
                                                                           9.61             10.14         5,960     2006
                                                                           9.37              9.61         6,066     2005
                                                                           8.73              9.37         6,019     2004
                                                                           7.24              8.73         4,302     2003
                                                                          10.00              7.24            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares              $10.84            $13.21         8,523     2009
                                                                       12.55             10.84         8,551     2008
                                                                       12.33             12.55        15,313     2007
                                                                       11.78             12.33         7,956     2006
                                                                       11.78             11.78         5,447     2005
                                                                       11.13             11.78         4,859     2004
                                                                       10.28             11.13         1,799     2003
                                                                       10.00             10.28            --     2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $10.83            $12.55         5,897     2009
                                                                       14.17             10.83         5,335     2008
                                                                       13.86             14.17         8,676     2007
                                                                       12.62             13.86         7,730     2006
                                                                       12.50             12.62         5,782     2005
                                                                       11.44             12.50         4,090     2004
                                                                       10.02             11.44         2,264     2003
                                                                       10.00             10.02            --     2002
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 8.75            $12.42         9,829     2009
                                                                       16.37              8.75        10,604     2008
                                                                       14.61             16.37         9,822     2007
                                                                       13.79             14.61        15,115     2006
                                                                       13.37             13.79        10,731     2005
                                                                       12.74             13.37        10,678     2004
                                                                        9.91             12.74         8,674     2003
                                                                       10.00              9.91            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 7.61            $ 9.58        23,974     2009
                                                                       12.60              7.61        22,276     2008
                                                                       12.29             12.60        49,701     2007
                                                                       10.89             12.29        48,477     2006
                                                                       10.46             10.89        47,111     2005
                                                                        9.74             10.46        46,115     2004
                                                                        7.83              9.74        43,428     2003
                                                                       10.00              7.83           216     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $11.31            $15.23        17,085     2009
                                                                       18.54             11.31        16,501     2008
                                                                       19.11             18.54        32,061     2007
                                                                       16.94             19.11        35,396     2006
                                                                       15.69             16.94        33,472     2005
                                                                       13.38             15.69        29,782     2004
                                                                        9.42             13.38        26,064     2003
                                                                       10.00              9.42            --     2002
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.67            $14.73        11,345     2009
                                                                       14.17             10.67         5,438     2008
                                                                       13.92             14.17        10,215     2007
                                                                       12.97             13.92        21,894     2006
                                                                       12.66             12.97         3,249     2005
                                                                       11.74             12.66            --     2004
                                                                        9.71             11.74            --     2003
                                                                       10.00              9.71            --     2002
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.57            $11.79         7,598     2009
                                                                       10.79             10.57         5,311     2008
                                                                       10.21             10.79         7,631     2007
                                                                        9.98             10.21           779     2006
                                                                       10.00              9.98            --     2005
---------------------------------------------------------------------------------------------------------------------

        EACH ANNUITANT OVER AGE 70 WITH ENHANCED PAYMENT BENEFIT OPTION




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.82            $ 8.10           107     2009
                                                                           12.07              6.82           134     2008
                                                                           10.97             12.07           153     2007
                                                                           10.51             10.97            --     2006
                                                                            9.83             10.51            --     2005
                                                                            9.39              9.83            --     2004
                                                                            7.38              9.39            --     2003
                                                                           10.00              7.38            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 8.04            $10.35         1,154     2009
                                                                           14.82              8.04         1,175     2008
                                                                           16.01             14.82         1,190     2007
                                                                           11.46             16.01           154     2006
                                                                           10.00             11.46            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Large Cap Growth Fund -- Series I shares                   $ 7.00            $ 8.67            --     2009
                                                                           11.56              7.00            --     2008
                                                                           10.18             11.56            --     2007
                                                                           10.00             10.18            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.98            $ 8.53            --     2009
                                                                           10.18              6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.57            $ 8.95            40     2009
                                                                           13.00              7.57           328     2008
                                                                           12.63             13.00           396     2007
                                                                           10.99             12.63           694     2006
                                                                           10.70             10.99         1,027     2005
                                                                            9.80             10.70           852     2004
                                                                            7.55              9.80            79     2003
                                                                           10.00              7.55            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.66            $ 8.96            --     2009
                                                                           11.26              6.66            --     2008
                                                                           10.10             11.26            --     2007
                                                                           10.35             10.10            --     2006
                                                                            9.18             10.35            --     2005
                                                                            8.62              9.18            --     2004
                                                                            7.12              8.62            --     2003
                                                                           10.00              7.12            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.30            $11.15           282     2009
                                                                           10.66             10.30         4,900     2008
                                                                            9.91             10.66         4,901     2007
                                                                            9.94              9.91         4,617     2006
                                                                           10.00              9.94            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $10.32            $11.97            --     2009
                                                                           16.07             10.32            --     2008
                                                                           16.37             16.07            --     2007
                                                                           14.24             16.37            --     2006
                                                                           13.86             14.24            --     2005
                                                                           12.49             13.86            --     2004
                                                                            9.83             12.49            --     2003
                                                                           10.00              9.83            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $11.51            $15.11           471
                                                                                     21.24             11.51           993
                                                                                     18.32             21.24         1,014
                                                                                     14.92             18.32           844
                                                                                     13.42             14.92         1,594
                                                                                     11.89             13.42            --
                                                                                      9.72             11.89            --
                                                                                     10.00              9.72            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 8.35            $11.02            --
                                                                                     14.53              8.35            --
                                                                                     12.23             14.53           183
                                                                                     12.87             12.23           458
                                                                                     12.83             12.87         1,225
                                                                                     11.80             12.83         1,061
                                                                                      9.62             11.80           902
                                                                                     10.00              9.62            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $11.37            $13.38           165
                                                                                     15.81             11.37            57
                                                                                     16.97             15.81           211
                                                                                     14.56             16.97           211
                                                                                     14.12             14.56           155
                                                                                     12.57             14.12            --
                                                                                      9.93             12.57            --
                                                                                     10.00              9.93            --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.37            $12.47           137
                                                                                     16.01              9.37           137
                                                                                     16.07             16.01           138
                                                                                     15.19             16.07           168
                                                                                     14.16             15.19            --
                                                                                     12.60             14.16            --
                                                                                      9.74             12.60            --
                                                                                     10.00              9.74            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.45            $10.27         2,338
                                                                                     10.37             10.45         3,472
                                                                                     10.08             10.37         7,916
                                                                                      9.81             10.08         3,383
                                                                                      9.73              9.81         2,189
                                                                                      9.85              9.73         3,207
                                                                                      9.98              9.85         1,651
                                                                                     10.00              9.98            --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 6.78            $ 8.91            --
                                                                                     10.53              6.78            --
                                                                                      9.95             10.53            --
                                                                                      9.28              9.95            --
                                                                                      9.12              9.28            --
                                                                                      8.74              9.12            --
                                                                                      7.06              8.74            --
                                                                                     10.00              7.06            --
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $14.27            $18.11           256     2009
                                                                21.91             14.27           168     2008
                                                                21.73             21.91           200     2007
                                                                17.76             21.73           340     2006
                                                                16.47             17.76           386     2005
                                                                13.36             16.47           399     2004
                                                                 9.61             13.36            38     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Strategic Value VIP -- Class B Shares                    $ 8.61            $10.57           929     2009
                                                                16.29              8.61         2,407     2008
                                                                16.96             16.29         2,407     2007
                                                                14.61             16.96         1,478     2006
                                                                13.84             14.61            --     2005
                                                                12.40             13.84            --     2004
                                                                 9.61             12.40            --     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                         $ 8.74            $13.73           582     2009
                                                                16.63              8.74           582     2008
                                                                14.87             16.63           582     2007
                                                                15.08             14.87           582     2006
                                                                14.87             15.08           582     2005
                                                                14.92             14.87           582     2004
                                                                10.39             14.92           582     2003
                                                                10.00             10.39            --     2002
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $ 7.67            $10.87         2,665     2009
                                                                10.72              7.67         3,575     2008
                                                                10.75             10.72         3,909     2007
                                                                10.37             10.75         8,381     2006
                                                                10.17             10.37         7,749     2005
                                                                10.07             10.17        10,939     2004
                                                                 9.96             10.07         5,002     2003
                                                                10.00              9.96            --     2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $13.59            $14.73           169     2009
                                                                14.89             13.59           170     2008
                                                                14.28             14.89           177     2007
                                                                14.55             14.28           612     2006
                                                                13.84             14.55           404     2005
                                                                13.27             13.84           817     2004
                                                                10.39             13.27           100     2003
                                                                10.00             10.39            --     2002
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $10.14            $13.49         1,383     2009
                                                                18.02             10.14         2,309     2008
                                                                15.65             18.02         2,059     2007
                                                                14.30             15.65         1,753     2006
                                                                12.48             14.30         1,389     2005
                                                                11.04             12.48         1,389     2004
                                                                 8.77             11.04         1,499     2003
                                                                10.00              8.77            --     2002
--------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.46            $ 9.51         3,925     2009
                                                                                   13.28              7.46         4,533     2008
                                                                                   13.35             13.28         4,534     2007
                                                                                   11.34             13.35         4,692     2006
                                                                                   10.94             11.34         4,613     2005
                                                                                   10.01             10.94         2,497     2004
                                                                                    7.84             10.01         1,654     2003
                                                                                   10.00              7.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $12.51            $17.17           251     2009
                                                                                   21.09             12.51           122     2008
                                                                                   18.62             21.09           122     2007
                                                                                   16.87             18.62           122     2006
                                                                                   14.56             16.87            --     2005
                                                                                   11.89             14.56            --     2004
                                                                                    8.76             11.89            --     2003
                                                                                   10.00              8.76            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.48            $11.30        11,641     2009
                                                                                   12.28              8.48        14,525     2008
                                                                                   12.06             12.28        14,565     2007
                                                                                   10.38             12.06         6,442     2006
                                                                                   10.00             10.38            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.42            $12.00            --     2009
                                                                                   14.66              9.42           406     2008
                                                                                   14.05             14.66           406     2007
                                                                                   12.90             14.05           406     2006
                                                                                   13.00             12.90            --     2005
                                                                                   12.27             13.00            --     2004
                                                                                    9.84             12.27            --     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.24            $ 7.98            --     2009
                                                                                    9.91              6.24            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.53            $13.04         1,197     2009
                                                                                   17.05             10.53         2,849     2008
                                                                                   16.78             17.05         3,033     2007
                                                                                   14.44             16.78         3,311     2006
                                                                                   13.30             14.44           750     2005
                                                                                   12.02             13.30           906     2004
                                                                                    9.78             12.02           906     2003
                                                                                   10.00              9.78            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.37            $16.65         3,116     2009
                                                                                   21.13             12.37         4,991     2008
                                                                                   18.64             21.13         5,037     2007
                                                                                   15.63             18.64         5,076     2006
                                                                                   14.45             15.63         2,319     2005
                                                                                   12.41             14.45         2,253     2004
                                                                                    9.56             12.41           202     2003
                                                                                   10.00              9.56            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.28            $ 8.08            --     2009
                                                                                   11.08              6.28            --     2008
                                                                                   11.03             11.08            --     2007
                                                                                   10.00             11.03            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $10.50            $12.45            --     2009
                                                                          15.12             10.50            --     2008
                                                                          13.79             15.12            --     2007
                                                                          12.34             13.79            --     2006
                                                                          12.12             12.34            --     2005
                                                                          11.41             12.12            --     2004
                                                                          10.00             11.41            --     2003
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 8.05            $ 9.53            --     2009
                                                                          11.61              8.05            --     2008
                                                                          10.60             11.61            --     2007
                                                                          10.00             10.60            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $10.82            $11.64         2,621     2009
                                                                          10.87             10.82            --     2008
                                                                          10.42             10.87            --     2007
                                                                          10.00             10.42            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 6.34            $ 8.91           257     2009
                                                                          11.49              6.34           258     2008
                                                                           9.98             11.49           259     2007
                                                                          10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 6.90            $ 8.57            --     2009
                                                                          11.20              6.90            --     2008
                                                                          10.85             11.20            --     2007
                                                                          10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio                $10.00            $13.90         2,148     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 6.67            $ 8.79            --     2009
                                                                          11.17              6.67            --     2008
                                                                          10.20             11.17            --     2007
                                                                          10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 6.22            $ 8.29            --     2009
                                                                          10.36              6.22            --     2008
                                                                          10.25             10.36            --     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $10.00            $12.86         3,013     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $10.00            $12.89           904     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 7.63            $10.01         2,799     2009
                                                                          11.91              7.63           185     2008
                                                                          10.99             11.91           186     2007
                                                                          10.00             10.99            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 6.78            $ 9.26            46     2009
                                                                          10.95              6.78           143     2008
                                                                          10.04             10.95           221     2007
                                                                           9.53             10.04           561     2006
                                                                           9.31              9.53           941     2005
                                                                           8.70              9.31           973     2004
                                                                           7.23              8.70            88     2003
                                                                          10.00              7.23            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares              $10.70            $13.01         1,064     2009
                                                                       12.42             10.70         1,263     2008
                                                                       12.23             12.42         1,537     2007
                                                                       11.70             12.23         3,984     2006
                                                                       11.73             11.70         3,648     2005
                                                                       11.10             11.73         1,208     2004
                                                                       10.27             11.10           951     2003
                                                                       10.00             10.27            --     2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $10.70            $12.37         1,007     2009
                                                                       14.02             10.70         1,127     2008
                                                                       13.74             14.02           783     2007
                                                                       12.53             13.74           792     2006
                                                                       12.44             12.53         3,658     2005
                                                                       11.41             12.44           643     2004
                                                                       10.02             11.41           175     2003
                                                                       10.00             10.02            --     2002
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 8.64            $12.23         3,033     2009
                                                                       16.20              8.64         3,866     2008
                                                                       14.49             16.20         4,048     2007
                                                                       13.70             14.49         4,631     2006
                                                                       13.30             13.70         7,375     2005
                                                                       12.71             13.30         3,358     2004
                                                                        9.90             12.71         2,701     2003
                                                                       10.00              9.90            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 7.50            $ 9.43           831     2009
                                                                       12.45              7.50         1,187     2008
                                                                       12.17             12.45         1,687     2007
                                                                       10.80             12.17         3,688     2006
                                                                       10.40             10.80         2,240     2005
                                                                        9.71             10.40         4,229     2004
                                                                        7.82              9.71           606     2003
                                                                       10.00              7.82            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $11.17            $15.01           786     2009
                                                                       18.34             11.17         1,915     2008
                                                                       18.94             18.34         1,916     2007
                                                                       16.82             18.94         2,005     2006
                                                                       15.61             16.82         1,148     2005
                                                                       13.34             15.61         1,149     2004
                                                                        9.42             13.34         1,235     2003
                                                                       10.00              9.42            --     2002
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.52            $14.49           473     2009
                                                                       14.01             10.52           727     2008
                                                                       13.78             14.01           727     2007
                                                                       12.87             13.78           727     2006
                                                                       12.59             12.87            --     2005
                                                                       11.70             12.59            --     2004
                                                                        9.70             11.70            --     2003
                                                                       10.00              9.70            --     2002
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.49            $11.68            --     2009
                                                                       10.73             10.49            --     2008
                                                                       10.18             10.73            --     2007
                                                                        9.97             10.18            --     2006
                                                                       10.00              9.97            --     2005
---------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY...................................................................................................... B-3

THE SEPARATE ACCOUNT............................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................................................... B-3

THE CONTRACTS.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.......................................................................... B-4

CALCULATION OF PERFORMANCE DATA.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

TAX MATTERS...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

GENERAL PROVISIONS............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................................................... B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK........................................................ B-9

EXPERTS.......................................................................................................... B-9

FINANCIAL STATEMENTS............................................................................................. B-9


                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 (Foundation NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2010, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account
1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is April 30, 2010.

TABLE OF CONTENTS

THE COMPANY...................................................................................................... B-3

THE SEPARATE ACCOUNT............................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................................................... B-3

THE CONTRACTS.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.......................................................................... B-4

CALCULATION OF PERFORMANCE DATA.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

TAX MATTERS...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

GENERAL PROVISIONS............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................................................... B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK........................................................ B-9

EXPERTS.......................................................................................................... B-9

FINANCIAL STATEMENTS............................................................................................. B-9

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income, formerly known as Retirement Income and Institutional.


  . PROTECTION. We offer customers term and universal life insurance and long-term care insurance.


  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation, and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. We discontinued offering variable life on and after May 1, 2008.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments and the results of non-strategic products. Our non-strategic products include our institutional products, which consist of funding agreements backing notes ("FABNs").


We do business in the State of New York.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon six months' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. This agreement may be terminated by the parties upon 180 days' advance written notice.

VAN KAMPEN LIFE INVESTMENT TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:    -1.56% as of December 31, 2008
Effective Yield:  -1.55% as of December 31, 2008


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield:    -1.56% as of December 31, 2008
Effective Yield:  -1.55% as of December 31, 2008


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, and the financial statements of the Separate Account as of December 31, 2009 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated April 13, 2010 refers to a change in the method of accounting for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.


FINANCIAL STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2009

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2009

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-67

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund - Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Columbia Mid Cap Value Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity

Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JP Morgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I, Legg Mason ClearBridge Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA -- Non-Service Shares, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares) as of December 31, 2009, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2009, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 8, 2010

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2009

                                                          AIM VARIABLE INSURANCE FUNDS
                                       -------------------------------------------------------------------
                                       AIM V.I.    AIM V.I.   AIM V.I.  AIM V.I.     AIM V.I.    AIM V.I.
                                         BASIC     CAPITAL      CORE   GLOBAL REAL INTERNATIONAL LARGE CAP
                                         VALUE   APPRECIATION  EQUITY    ESTATE       GROWTH      GROWTH
                                        FUND --    FUND --    FUND --    FUND --      FUND --     FUND --
                          CONSOLIDATED SERIES II   SERIES I   SERIES I  SERIES II    SERIES II   SERIES I
                             TOTAL      SHARES      SHARES     SHARES    SHARES       SHARES      SHARES
                          ------------ --------- ------------ -------- ----------- ------------- ---------
ASSETS:
Investments at fair
 value (note 2).......... $890,177,473 1,384,717   388,921    648,909    560,467     8,118,016    207,560
Dividend receivable......      398,647        --        --         --         --            --         --
Receivable for units sold      317,965       756        --        223          2            --         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Total assets.........  890,894,085 1,385,473   388,921    649,132    560,469     8,118,016    207,560
                          ------------ ---------   -------    -------    -------     ---------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       43,060        60        17         29         27           377          9
Payable for units
 withdrawn...............      123,518        --       292         --         --           650         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Total liabilities....      166,578        60       309         29         27         1,027          9
                          ------------ ---------   -------    -------    -------     ---------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  875,143,420 1,385,413   388,612    649,103    490,033     7,995,529    207,551
 Variable annuity
   contract owners in
   the annuitization
   period................   15,584,087        --        --         --     70,409       121,460         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Net assets........... $890,727,507 1,385,413   388,612    649,103    560,442     8,116,989    207,551
                          ============ =========   =======    =======    =======     =========    =======
Investments in
 securities at cost...... $926,520,091 1,943,555   458,732    639,912    652,184     8,027,987    223,814
                          ============ =========   =======    =======    =======     =========    =======
Shares outstanding.......                232,726    19,130     26,040     46,980       316,739     16,902
                                       =========   =======    =======    =======     =========    =======

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                              BALANCED       GLOBAL THEMATIC     GROWTH AND
                           WEALTH STRATEGY       GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2)..........     6,739,235          436,282          5,577,488
Dividend receivable......            --               --                 --
Receivable for units sold             2               --              1,477
                              ---------          -------          ---------
    Total assets.........     6,739,237          436,282          5,578,965
                              ---------          -------          ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           324               19                252
Payable for units
 withdrawn...............            --               82                 --
                              ---------          -------          ---------
    Total liabilities....           324              101                252
                              ---------          -------          ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     6,306,854          436,181          5,404,879
 Variable annuity
   contract owners in
   the annuitization
   period................       432,059               --            173,834
                              ---------          -------          ---------
    Net assets...........     6,738,913          436,181          5,578,713
                              =========          =======          =========
Investments in
 securities at cost......     7,024,651          407,060          7,118,595
                              =========          =======          =========
Shares outstanding.......       636,979           26,700            369,860
                              =========          =======          =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                                   AMERICAN
                                                                                   CENTURY
                                                                                   VARIABLE
                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. PORTFOLIOS II,
                                               (CONTINUED)                           INC.
                          ----------------------------------------------------- --------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP      VP INFLATION
                                VALUE            GROWTH            GROWTH         PROTECTION
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --       FUND --
                               CLASS B           CLASS B           CLASS B         CLASS II
                          ----------------- ----------------- ----------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........    $10,616,552        1,405,159          250,345        20,086,468
Dividend receivable......             --               --               --            47,373
Receivable for units sold             --            1,423               39             2,949
                             -----------        ---------          -------        ----------
    Total assets.........     10,616,552        1,406,582          250,384        20,136,790
                             -----------        ---------          -------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...            496               60               11               955
Payable for units
 withdrawn...............            162               --               --                --
                             -----------        ---------          -------        ----------
    Total liabilities....            658               60               11               955
                             -----------        ---------          -------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     10,448,195        1,406,522          250,373        19,553,789
 Variable annuity
   contract owners in
   the annuitization
   period................        167,699               --               --           582,046
                             -----------        ---------          -------        ----------
    Net assets...........    $10,615,894        1,406,522          250,373        20,135,835
                             ===========        =========          =======        ==========
Investments in
 securities at cost......    $11,702,917        1,335,695          243,580        18,879,528
                             ===========        =========          =======        ==========
Shares outstanding.......        730,162           56,843           21,452         1,871,991
                             ===========        =========          =======        ==========



                                                                                BLACKROCK VARIABLE SERIES
                              AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.               FUNDS, INC.
                          -------------------------------------------------- --------------------------------
                                                                                                 BLACKROCK
                                                                                BLACKROCK         GLOBAL
                          VP INCOME &                                        BASIC VALUE V.I. ALLOCATION V.I.
                            GROWTH    VP INTERNATIONAL VP ULTRA(R) VP VALUE      FUND --          FUND --
                            FUND --       FUND --        FUND --   FUND --      CLASS III        CLASS III
                            CLASS I       CLASS I        CLASS I   CLASS I        SHARES          SHARES
                          ----------- ---------------- ----------- --------- ---------------- ---------------
ASSETS:
Investments at fair
 value (note 2)..........   639,154      1,851,430       407,394   1,106,606      860,614       77,763,342
Dividend receivable......        --             --            --          --           --               --
Receivable for units sold       158             --            73          61           --               --
                            -------      ---------       -------   ---------    ---------       ----------
    Total assets.........   639,312      1,851,430       407,467   1,106,667      860,614       77,763,342
                            -------      ---------       -------   ---------    ---------       ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        28             94            17          45           37            3,937
Payable for units
 withdrawn...............        --              6            --          --            1           42,221
                            -------      ---------       -------   ---------    ---------       ----------
    Total liabilities....        28            100            17          45           38           46,158
                            -------      ---------       -------   ---------    ---------       ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   639,284      1,536,139       407,450   1,106,622      860,576       76,898,982
 Variable annuity
   contract owners in
   the annuitization
   period................        --        315,191            --          --           --          818,202
                            -------      ---------       -------   ---------    ---------       ----------
    Net assets...........   639,284      1,851,330       407,450   1,106,622      860,576       77,717,184
                            =======      =========       =======   =========    =========       ==========
Investments in
 securities at cost......   805,084      2,047,668       466,136   1,401,051    1,037,521       78,264,214
                            =======      =========       =======   =========    =========       ==========
Shares outstanding.......   118,802        239,512        50,172     209,584       80,356        5,794,586
                            =======      =========       =======   =========    =========       ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


                             BLACKROCK VARIABLE
                             SERIES FUNDS, INC.       COLUMBIA FUNDS VARIABLE
                                 (CONTINUED)             INSURANCE TRUST I                DWS VARIABLE SERIES II
                          ------------------------- --------------------------- -------------------------------------------
                                                                    COLUMBIA
                           BLACKROCK    BLACKROCK     COLUMBIA      MARSICO         DWS
                           LARGE CAP      VALUE       MARSICO    INTERNATIONAL  DREMAN SMALL
                          GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES    MID CAP          DWS            DWS
                            FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE VALUE VIP -- STRATEGIC VALUE   TECHNOLOGY
                           CLASS III    CLASS III    SERIES --     SERIES --      CLASS B    VIP -- CLASS B  VIP -- CLASS B
                            SHARES       SHARES       CLASS A       CLASS B        SHARES        SHARES          SHARES
                          ----------- ------------- ------------ -------------- ------------ --------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  $260,897      482,016     3,287,830     8,300,992       811,453       455,723        168,029
Dividend receivable......        --           --            --            --            --            --             --
Receivable for units sold        --           --           124            --            66            55              8
                           --------      -------     ---------     ---------     ---------       -------        -------
    Total assets.........   260,897      482,016     3,287,954     8,300,992       811,519       455,778        168,037
                           --------      -------     ---------     ---------     ---------       -------        -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        12           21           141           375            36            19              7
Payable for units
 withdrawn...............         1            1            --           405            --            --             --
                           --------      -------     ---------     ---------     ---------       -------        -------
    Total liabilities....        13           22           141           780            36            19              7
                           --------      -------     ---------     ---------     ---------       -------        -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   260,884      481,994     3,287,813     8,217,909       811,483       455,759        168,030
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --        82,303            --            --             --
                           --------      -------     ---------     ---------     ---------       -------        -------
    Net assets...........  $260,884      481,994     3,287,813     8,300,212       811,483       455,759        168,030
                           ========      =======     =========     =========     =========       =======        =======
Investments in
 securities at cost......  $247,241      799,822     3,169,146     9,459,623     1,179,521       694,681        152,749
                           ========      =======     =========     =========     =========       =======        =======
Shares outstanding.......    27,667       42,468       194,431       586,643        80,903        61,751         18,629
                           ========      =======     =========     =========     =========       =======        =======


                                           DREYFUS
                          -----------------------------------------
                                          DREYFUS
                             DREYFUS      VARIABLE    THE DREYFUS
                            INVESTMENT   INVESTMENT    SOCIALLY
                            PORTFOLIOS    FUND --     RESPONSIBLE
                           MIDCAP STOCK    MONEY     GROWTH FUND,
                           PORTFOLIO --    MARKET   INC. -- INITIAL
                          INITIAL SHARES PORTFOLIO      SHARES
                          -------------- ---------- ---------------
ASSETS:
Investments at fair
 value (note 2)..........    134,415     1,153,670      283,917
Dividend receivable......         --            --           --
Receivable for units sold         36            15           28
                             -------     ---------      -------
    Total assets.........    134,451     1,153,685      283,945
                             -------     ---------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          6           178           12
Payable for units
 withdrawn...............         --            --           --
                             -------     ---------      -------
    Total liabilities....          6           178           12
                             -------     ---------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    134,445     1,153,507      283,933
 Variable annuity
   contract owners in
   the annuitization
   period................         --            --           --
                             -------     ---------      -------
    Net assets...........    134,445     1,153,507      283,933
                             =======     =========      =======
Investments in
 securities at cost......    175,613     1,153,671      251,927
                             =======     =========      =======
Shares outstanding.......     12,850     1,153,670       10,812
                             =======     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         EVERGREEN
                                                         VARIABLE
                                                          ANNUITY
                            EATON VANCE VARIABLE TRUST     TRUST                        FEDERATED INSURANCE SERIES
                          ------------------------------ --------- ------------------------------------------------------
                                                         EVERGREEN FEDERATED   FEDERATED    FEDERATED HIGH FEDERATED HIGH
                                           VT WORLDWIDE  VA OMEGA   CAPITAL   CLOVER VALUE   INCOME BOND    INCOME BOND
                          VT FLOATING-RATE    HEALTH      FUND --   INCOME     FUND II --     FUND II --     FUND II --
                            INCOME FUND    SCIENCES FUND  CLASS 2   FUND II  PRIMARY SHARES PRIMARY SHARES SERVICE SHARES
                          ---------------- ------------- --------- --------- -------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........   $11,903,729      1,193,421    124,553   124,506     110,783        103,957       5,271,829
Dividend receivable......        45,017             --         --        --          --             --              --
Receivable for units sold            --            461         --        --          --             --              --
                            -----------      ---------    -------   -------     -------        -------       ---------
    Total assets.........    11,948,746      1,193,882    124,553   124,506     110,783        103,957       5,271,829
                            -----------      ---------    -------   -------     -------        -------       ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           542             51          5         5           4              4             218
Payable for units
 withdrawn...............           670             --          1        --          --             --              96
                            -----------      ---------    -------   -------     -------        -------       ---------
    Total liabilities....         1,212             51          6         5           4              4             314
                            -----------      ---------    -------   -------     -------        -------       ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    11,795,820      1,193,831    124,547   124,501     110,779        103,953       5,271,515
 Variable annuity
   contract owners in
   the annuitization
   period................       151,714             --         --        --          --             --              --
                            -----------      ---------    -------   -------     -------        -------       ---------
    Net assets...........   $11,947,534      1,193,831    124,547   124,501     110,779        103,953       5,271,515
                            ===========      =========    =======   =======     =======        =======       =========
Investments in
 securities at cost......   $11,866,672      1,238,492     95,258   152,077     189,645        109,568       5,457,708
                            ===========      =========    =======   =======     =======        =======       =========
Shares outstanding.......     1,315,329        116,205      6,169    14,361      12,228         15,586         792,756
                            ===========      =========    =======   =======     =======        =======       =========


                                          FIDELITY(R) VARIABLE INSURANCE
                                                   PRODUCTS FUND
                          ------------------------------------------------
                            FEDERATED          VIP               VIP
                             KAUFMANN    ASSET MANAGER/SM/ ASSET MANAGER/SM/
                            FUND II --     PORTFOLIO --      PORTFOLIO --
                          SERVICE SHARES  INITIAL CLASS    SERVICE CLASS 2
                          -------------- ----------------  ----------------
ASSETS:
Investments at fair
 value (note 2)..........   6,409,191        162,998           922,407
Dividend receivable......          --             --                --
Receivable for units sold          --             --                --
                            ---------        -------           -------
    Total assets.........   6,409,191        162,998           922,407
                            ---------        -------           -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         297              6                45
Payable for units
 withdrawn...............          86             --                --
                            ---------        -------           -------
    Total liabilities....         383              6                45
                            ---------        -------           -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,331,309        162,992           899,698
 Variable annuity
   contract owners in
   the annuitization
   period................      77,499             --            22,664
                            ---------        -------           -------
    Net assets...........   6,408,808        162,992           922,362
                            =========        =======           =======
Investments in
 securities at cost......   5,914,913        186,915           971,870
                            =========        =======           =======
Shares outstanding.......     512,325         12,538            72,119
                            =========        =======           =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                             FIDELITY(R) VARIABLE INSURANCE
                                                                               PRODUCTS FUND (CONTINUED)
                          --------------------------------------------------------------------------------------------
                                                                       VIP
                                                                     DYNAMIC        VIP          VIP          VIP
                              VIP           VIP           VIP        CAPITAL      EQUITY-      EQUITY-      GROWTH &
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME       INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE       INITIAL       SERVICE      SERVICE      INITIAL      SERVICE      INITIAL
                            CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS
                          ------------ ------------- ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2).......... $13,486,706    1,131,546    22,177,590     285,369      662,588     5,813,342     235,603
Dividend receivable......          --           --            --          --           --            --          --
Receivable for units sold          --           --         3,814          --           --         1,027          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Total assets.........  13,486,706    1,131,546    22,181,404     285,369      662,588     5,814,369     235,603
                          -----------    ---------    ----------     -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         683           44           954          12           26           258           9
Payable for units
 withdrawn...............         396           --            --           2           --            --          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Total liabilities....       1,079           44           954          14           26           258           9
                          -----------    ---------    ----------     -------      -------     ---------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  13,315,546    1,131,502    21,999,828     285,355      662,562     5,670,614     235,594
 Variable annuity
   contract owners in
   the annuitization
   period................     170,081           --       180,622          --           --       143,497          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Net assets........... $13,485,627    1,131,502    22,180,450     285,355      662,562     5,814,111     235,594
                          ===========    =========    ==========     =======      =======     =========     =======
Investments in
 securities at cost...... $14,167,038    1,420,500    27,043,322     366,692      882,871     7,307,526     288,729
                          ===========    =========    ==========     =======      =======     =========     =======
Shares outstanding.......   1,018,633       54,876     1,093,031      40,421       39,416       350,835      21,283
                          ===========    =========    ==========     =======      =======     =========     =======


                          ----------------------------------------

                              VIP           VIP
                            GROWTH &      GROWTH         VIP
                             INCOME    OPPORTUNITIES    GROWTH
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE       INITIAL      INITIAL
                            CLASS 2        CLASS        CLASS
                          ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  1,594,489      150,633      478,065
Dividend receivable......         --           --           --
Receivable for units sold      1,839           --           --
                           ---------      -------      -------
    Total assets.........  1,596,328      150,633      478,065
                           ---------      -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         69            6           19
Payable for units
 withdrawn...............         --           --           --
                           ---------      -------      -------
    Total liabilities....         69            6           19
                           ---------      -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  1,596,259      150,627      478,046
 Variable annuity
   contract owners in
   the annuitization
   period................         --           --           --
                           ---------      -------      -------
    Net assets...........  1,596,259      150,627      478,046
                           =========      =======      =======
Investments in
 securities at cost......  1,882,284      188,326      639,053
                           =========      =======      =======
Shares outstanding.......    146,283       10,381       15,914
                           =========      =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                           FIDELITY(R) VARIABLE INSURANCE
                                             PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------- ---------------
                                           VIP                                    VIP
                              VIP       INVESTMENT      VIP          VIP         VALUE
                             GROWTH     GRADE BOND    MID CAP      OVERSEAS    STRATEGIES  FRANKLIN INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   SECURITIES
                            SERVICE      SERVICE      SERVICE      INITIAL      SERVICE        FUND --
                            CLASS 2      CLASS 2      CLASS 2       CLASS       CLASS 2    CLASS 2 SHARES
                          ------------ ------------ ------------ ------------ ------------ ---------------
ASSETS:
Investments at fair
 value (note 2)..........  $1,391,235   1,576,870     9,368,511    194,860      310,371      103,048,622
Dividend receivable......          --          --            --         --           --               --
Receivable for units sold          --          --         1,069         --           --               --
                           ----------   ---------    ----------    -------      -------      -----------
    Total assets.........   1,391,235   1,576,870     9,369,580    194,860      310,371      103,048,622
                           ----------   ---------    ----------    -------      -------      -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          60          70           398          7           13            5,509
Payable for units
 withdrawn...............         519           2            --         --            1           12,486
                           ----------   ---------    ----------    -------      -------      -----------
    Total liabilities....         579          72           398          7           14           17,995
                           ----------   ---------    ----------    -------      -------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,390,656   1,572,554     9,367,042    194,853      310,357      100,486,810
 Variable annuity
   contract owners in
   the annuitization
   period................          --       4,244         2,140         --           --        2,543,817
                           ----------   ---------    ----------    -------      -------      -----------
    Net assets...........  $1,390,656   1,576,798     9,369,182    194,853      310,357      103,030,627
                           ==========   =========    ==========    =======      =======      ===========
Investments in
 securities at cost......  $1,485,983   1,561,545    10,607,358    234,789      438,233      114,677,466
                           ==========   =========    ==========    =======      =======      ===========
Shares outstanding.......      46,764     128,619       373,247     12,948       39,945        7,298,061
                           ==========   =========    ==========    =======      =======      ===========

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------

                          FRANKLIN LARGE FRANKLIN TEMPLETON
                            CAP GROWTH      VIP FOUNDING    MUTUAL SHARES  TEMPLETON FOREIGN
                            SECURITIES    FUNDS ALLOCATION    SECURITIES      SECURITIES
                             FUND --          FUND --          FUND --          FUND --
                          CLASS 2 SHARES   CLASS 2 SHARES   CLASS 2 SHARES  CLASS 1 SHARES
                          -------------- ------------------ -------------- -----------------
ASSETS:
Investments at fair
 value (note 2)..........    417,390         18,730,447       13,788,567        45,279
Dividend receivable......         --                 --               --            --
Receivable for units sold        131                 --               --            --
                             -------         ----------       ----------        ------
    Total assets.........    417,521         18,730,447       13,788,567        45,279
                             -------         ----------       ----------        ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         19                911              643             2
Payable for units
 withdrawn...............         --              2,023            1,175            --
                             -------         ----------       ----------        ------
    Total liabilities....         19              2,934            1,818             2
                             -------         ----------       ----------        ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    417,502         18,292,837       13,594,703        45,277
 Variable annuity
   contract owners in
   the annuitization
   period................         --            434,676          192,046            --
                             -------         ----------       ----------        ------
    Net assets...........    417,502         18,727,513       13,786,749        45,277
                             =======         ==========       ==========        ======
Investments in
 securities at cost......    468,384         20,415,087       13,107,749        51,140
                             =======         ==========       ==========        ======
Shares outstanding.......     31,079          2,623,312          945,718         3,310
                             =======         ==========       ==========        ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE
                                            PRODUCTS TRUST (CONTINUED)
                          -------------------------------------------------------------- -------------------------

                            TEMPLETON       TEMPLETON        TEMPLETON      TEMPLETON    CORE VALUE
                             FOREIGN          GLOBAL          GLOBAL          GROWTH       EQUITY
                            SECURITIES   ASSET ALLOCATION BOND SECURITIES   SECURITIES    FUND --   INCOME FUND --
                             FUND --         FUND --          FUND --        FUND --      CLASS 1      CLASS 1
                          CLASS 2 SHARES  CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES   SHARES       SHARES
                          -------------- ---------------- --------------- -------------- ---------- --------------
ASSETS:
Investments at fair
 value (note 2)..........   $3,786,442       527,154          58,165        3,020,343    1,556,335    2,209,947
Dividend receivable......           --            --              --               --           --           --
Receivable for units sold          317           100              --               --          459          829
                            ----------       -------          ------        ---------    ---------    ---------
    Total assets.........    3,786,759       527,254          58,165        3,020,343    1,556,794    2,210,776
                            ----------       -------          ------        ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          177            22               2              140           68           84
Payable for units
 withdrawn...............           --            --              --              412           --           --
                            ----------       -------          ------        ---------    ---------    ---------
    Total liabilities....          177            22               2              552           68           84
                            ----------       -------          ------        ---------    ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    3,469,188       527,232          58,163        2,809,373    1,556,726    2,210,692
 Variable annuity
   contract owners in
   the annuitization
   period................      317,394            --              --          210,418           --           --
                            ----------       -------          ------        ---------    ---------    ---------
    Net assets...........   $3,786,582       527,232          58,163        3,019,791    1,556,726    2,210,692
                            ==========       =======          ======        =========    =========    =========
Investments in
 securities at cost......   $4,219,134       812,115          53,701        3,323,207    1,697,064    2,457,463
                            ==========       =======          ======        =========    =========    =========
Shares outstanding.......      281,520        57,550           3,282          290,418      193,574      208,093
                            ==========       =======          ======        =========    =========    =========

                          GE INVESTMENTS FUNDS, INC.
                          ---------------------------------------------------
                                                                    PREMIER
                                                                    GROWTH
                          INTERNATIONAL     MID-CAP                 EQUITY
                          EQUITY FUND -- EQUITY FUND --   MONEY     FUND --
                             CLASS 1        CLASS 1       MARKET    CLASS 1
                              SHARES         SHARES        FUND     SHARES
                          -------------- -------------- ---------- ---------
ASSETS:
Investments at fair
 value (note 2)..........     62,371       2,807,145    27,690,572 1,083,571
Dividend receivable......         --              --            --        --
Receivable for units sold         --             182       223,308       712
                             -------       ---------    ---------- ---------
    Total assets.........     62,371       2,807,327    27,913,880 1,084,283
                             -------       ---------    ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          2             121         1,163        47
Payable for units
 withdrawn...............         --              --            --        --
                             -------       ---------    ---------- ---------
    Total liabilities....          2             121         1,163        47
                             -------       ---------    ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     62,369       2,804,973    27,912,717 1,084,236
 Variable annuity
   contract owners in
   the annuitization
   period................         --           2,233            --        --
                             -------       ---------    ---------- ---------
    Net assets...........     62,369       2,807,206    27,912,717 1,084,236
                             =======       =========    ========== =========
Investments in
 securities at cost......    122,215       3,133,003    27,690,570 1,169,778
                             =======       =========    ========== =========
Shares outstanding.......    127,287         189,416    27,690,572    16,852
                             =======       =========    ========== =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------


                          REAL ESTATE            SMALL-CAP
                          SECURITIES              EQUITY   TOTAL RETURN TOTAL RETURN U.S. EQUITY
                            FUND --   S&P 500(R)  FUND --    FUND --      FUND --      FUND --
                            CLASS 1     INDEX     CLASS 1    CLASS 1      CLASS 3      CLASS 1
                            SHARES       FUND     SHARES      SHARES       SHARES      SHARES
                          ----------- ---------- --------- ------------ ------------ -----------
ASSETS:
Investments at fair
 value (note 2).......... $4,632,664  16,655,323 2,799,165  16,809,427  121,012,462   1,179,952
Dividend receivable......         --          --        --          --           --          --
Receivable for units sold         --      25,482     2,649       3,307           --       2,035
                          ----------  ---------- ---------  ----------  -----------   ---------
    Total assets.........  4,632,664  16,680,805 2,801,814  16,812,734  121,012,462   1,181,987
                          ----------  ---------- ---------  ----------  -----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        213         701       120         758        6,565          51
Payable for units
 withdrawn...............      1,731          --        --          --       49,094          --
                          ----------  ---------- ---------  ----------  -----------   ---------
    Total liabilities....      1,944         701       120         758       55,659          51
                          ----------  ---------- ---------  ----------  -----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  4,591,994  16,676,869 2,801,694  16,650,839  118,172,340   1,181,936
 Variable annuity
   contract owners in
   the annuitization
   period................     38,726       3,235        --     161,137    2,784,463          --
                          ----------  ---------- ---------  ----------  -----------   ---------
    Net assets........... $4,630,720  16,680,104 2,801,694  16,811,976  120,956,803   1,181,936
                          ==========  ========== =========  ==========  ===========   =========
Investments in
 securities at cost...... $5,051,878  18,028,038 3,432,912  17,874,930  135,766,039   1,275,195
                          ==========  ========== =========  ==========  ===========   =========
Shares outstanding.......    550,852     840,329   285,921   1,107,340    7,987,621      40,368
                          ==========  ========== =========  ==========  ===========   =========

                             GENWORTH VARIABLE INSURANCE TRUST
                          ---------------------------------------
                                   GENWORTH            GENWORTH
                          GENWORTH COLUMBIA  GENWORTH EATON VANCE
                          CALAMOS  MID CAP   DAVIS NY  LARGE CAP
                           GROWTH   VALUE    VENTURE     VALUE
                          FUND --  FUND --   FUND --    FUND --
                          SERVICE  SERVICE   SERVICE    SERVICE
                           SHARES   SHARES    SHARES    SHARES
                          -------- --------- -------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  52,941  3,815,735 444,798  10,596,646
Dividend receivable......      --         --      --          --
Receivable for units sold      --         --      --          --
                           ------  --------- -------  ----------
    Total assets.........  52,941  3,815,735 444,798  10,596,646
                           ------  --------- -------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       2        186      19         509
Payable for units
 withdrawn...............       1        723     151         165
                           ------  --------- -------  ----------
    Total liabilities....       3        909     170         674
                           ------  --------- -------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  52,938  3,737,556 444,628  10,405,019
 Variable annuity
   contract owners in
   the annuitization
   period................      --     77,270      --     190,953
                           ------  --------- -------  ----------
    Net assets...........  52,938  3,814,826 444,628  10,595,972
                           ======  ========= =======  ==========
Investments in
 securities at cost......  39,285  3,053,637 383,433   9,059,039
                           ======  ========= =======  ==========
Shares outstanding.......   5,436    431,639  47,564   1,200,998
                           ======  ========= =======  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                                                 GOLDMAN SACHS
                                                                                                VARIABLE INSURANCE
                                      GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                  TRUST
                          --------------------------------------------------------------------- ------------------
                                            GENWORTH
                                           LEGG MASON
                                           CLEARBRIDGE  GENWORTH  GENWORTH PUTNAM   GENWORTH    GOLDMAN
                          GENWORTH GOLDMAN AGGRESSIVE    PIMCO     INTERNATIONAL    THORNBURG    SACHS    GOLDMAN
                           SACHS ENHANCED    GROWTH    STOCKSPLUS     CAPITAL     INTERNATIONAL GROWTH     SACHS
                          CORE BOND INDEX    FUND --    FUND --    OPPORTUNITIES   VALUE FUND     AND     MID CAP
                          FUND -- SERVICE    SERVICE    SERVICE       FUND --      -- SERVICE   INCOME     VALUE
                               SHARES        SHARES      SHARES   SERVICE SHARES     SHARES      FUND      FUND
                          ---------------- ----------- ---------- --------------- ------------- -------   -------
ASSETS:
Investments at fair
 value (note 2)..........   $10,339,747    12,061,431  16,338,484    4,410,417      3,987,595    91,866   799,380
Dividend receivable......            --            --          --           --             --        --        --
Receivable for units sold         1,795            --          --           --             --        --        --
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Total assets.........    10,341,542    12,061,431  16,338,484    4,410,417      3,987,595    91,866   799,380
                            -----------    ----------  ----------    ---------      ---------    -------  -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           493           584         787          209            191         4        34
Payable for units
 withdrawn...............            --         3,084       1,321          259             26        --         1
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Total liabilities....           493         3,668       2,108          468            217         4        35
                            -----------    ----------  ----------    ---------      ---------    -------  -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    10,151,707    11,824,276  16,030,105    4,333,431      3,911,033    91,862   799,345
 Variable annuity
   contract owners in
   the annuitization
   period................       189,342       233,487     306,271       76,518         76,345        --        --
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Net assets...........   $10,341,049    12,057,763  16,336,376    4,409,949      3,987,378    91,862   799,345
                            ===========    ==========  ==========    =========      =========    =======  =======
Investments in
 securities at cost......   $10,120,029     9,235,647  14,647,563    3,574,049      3,140,019   108,579   959,449
                            ===========    ==========  ==========    =========      =========    =======  =======
Shares outstanding.......       941,389     1,211,632   1,906,096      472,056        406,902     9,899    70,430
                            ===========    ==========  ==========    =========      =========    =======  =======


                             J.P. MORGAN SERIES TRUST II
                          ---------------------------------




                                      JPMORGAN    JPMORGAN
                          JPMORGAN  INTERNATIONAL  MID CAP
                            BOND       EQUITY       VALUE
                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                          --------- ------------- ---------
ASSETS:
Investments at fair
 value (note 2)..........    --          --          --
Dividend receivable......    --          --          --
Receivable for units sold    --          --          --
                             --          --          --
    Total assets.........    --          --          --
                             --          --          --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...    --          --          --
Payable for units
 withdrawn...............    --          --          --
                             --          --          --
    Total liabilities....    --          --          --
                             --          --          --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    --          --          --
 Variable annuity
   contract owners in
   the annuitization
   period................    --          --          --
                             --          --          --
    Net assets...........    --          --          --
                             ==          ==          ==
Investments in
 securities at cost......    --          --          --
                             ==          ==          ==
Shares outstanding.......    --          --          --
                             ==          ==          ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          J.P. MORGAN SERIES
                          TRUST II (CONTINUED)                                         JPMORGAN INSURANCE TRUST
                          -------------------  ------------------------------------------------------------------------------
                                                                           JPMORGAN
                                                                          INSURANCE     JPMORGAN     JPMORGAN
                                     JPMORGAN    JPMORGAN     JPMORGAN      TRUST      INSURANCE    INSURANCE     JPMORGAN
                                       U.S.     INSURANCE    INSURANCE   DIVERSIFIED     TRUST        TRUST       INSURANCE
                          JPMORGAN     LARGE      TRUST      TRUST CORE    MID CAP       EQUITY     GOVERNMENT      TRUST
                            SMALL    CAP CORE    BALANCED       BOND        GROWTH       INDEX         BOND     INTERNATIONAL
                           COMPANY    EQUITY   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    EQUITY
                          PORTFOLIO  PORTFOLIO   CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      PORTFOLIO
                          ---------  --------- ------------ ------------ ------------ ------------ ------------ -------------
ASSETS:
Investments at fair
 value (note 2)..........    $--        --        81,038     4,291,872     423,293      691,272         --         154,732
Dividend receivable......     --        --            --            --          --           --         --              --
Receivable for units sold     --        --            --           514          --           --         --             404
                             ---        --        ------     ---------     -------      -------         --         -------
    Total assets.........     --        --        81,038     4,292,386     423,293      691,272         --         155,136
                             ---        --        ------     ---------     -------      -------         --         -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...     --        --             4           201          21           36         --               7
Payable for units
 withdrawn...............     --        --            --            --          87           18         --              --
                             ---        --        ------     ---------     -------      -------         --         -------
    Total liabilities....     --        --             4           201         108           54         --               7
                             ---        --        ------     ---------     -------      -------         --         -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     --        --        81,034     3,945,909     352,834      551,676         --         155,129
 Variable annuity
   contract owners in
   the annuitization
   period................     --        --            --       346,276      70,351      139,542         --              --
                             ---        --        ------     ---------     -------      -------         --         -------
    Net assets...........    $--        --        81,034     4,292,185     423,185      691,218         --         155,129
                             ===        ==        ======     =========     =======      =======         ==         =======
Investments in
 securities at cost......    $--        --        80,418     4,109,883     350,923      701,471         --         123,094
                             ===        ==        ======     =========     =======      =======         ==         =======
Shares outstanding.......     --        --         6,599       390,525      31,448       70,900         --          16,219
                             ===        ==        ======     =========     =======      =======         ==         =======


                          --------------------------

                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     INTREPID
                             GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   825,756      404,056
Dividend receivable......        --           --
Receivable for units sold        --           --
                            -------      -------
    Total assets.........   825,756      404,056
                            -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        44           21
Payable for units
 withdrawn...............       111           81
                            -------      -------
    Total liabilities....       155          102
                            -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   650,686      333,827
 Variable annuity
   contract owners in
   the annuitization
   period................   174,915       70,127
                            -------      -------
    Net assets...........   825,601      403,954
                            =======      =======
Investments in
 securities at cost......   839,057      434,065
                            =======      =======
Shares outstanding.......    62,891       30,541
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------- --------------------------
                            JPMORGAN      JPMORGAN     JPMORGAN
                            INSURANCE    INSURANCE    INSURANCE
                          TRUST MID CAP TRUST SMALL   TRUST U.S.    BALANCED      BALANCED
                              VALUE       CAP CORE      EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                             CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------- ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  $1,791,091     267,386     1,107,931     1,828,211    13,450,061
Dividend receivable......          --          65            --            --            --
Receivable for units sold       1,236         223            72            --         2,160
                           ----------     -------     ---------     ---------    ----------
    Total assets.........   1,792,327     267,674     1,108,003     1,828,211    13,452,221
                           ----------     -------     ---------     ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          79          12            56            71           675
Payable for units
 withdrawn...............          --          --            --            --            --
                           ----------     -------     ---------     ---------    ----------
    Total liabilities....          79          12            56            71           675
                           ----------     -------     ---------     ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,792,248     267,662       933,485     1,828,140    13,278,894
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --       174,462            --       172,652
                           ----------     -------     ---------     ---------    ----------
    Net assets...........  $1,792,248     267,662     1,107,947     1,828,140    13,451,546
                           ==========     =======     =========     =========    ==========
Investments in
 securities at cost......  $1,418,566     212,364     1,055,628     1,701,364    12,751,594
                           ==========     =======     =========     =========    ==========
Shares outstanding.......     321,560      22,737        79,536        68,014       481,563
                           ==========     =======     =========     =========    ==========

                                      JANUS ASPEN SERIES
                          --------------------------------------------------------------------


                           ENTERPRISE    ENTERPRISE  FLEXIBLE BOND     FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........   1,128,981     133,396       133,074      1,590,888    14,198,843
Dividend receivable......          --          --            --             --            --
Receivable for units sold          --          --            --             --            --
                            ---------     -------       -------      ---------    ----------
    Total assets.........   1,128,981     133,396       133,074      1,590,888    14,198,843
                            ---------     -------       -------      ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          44           5             5             62           675
Payable for units
 withdrawn...............          --           1            --             --         1,525
                            ---------     -------       -------      ---------    ----------
    Total liabilities....          44           6             5             62         2,200
                            ---------     -------       -------      ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,128,937     133,390       133,069      1,590,826    13,959,686
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --            --             --       236,957
                            ---------     -------       -------      ---------    ----------
    Net assets...........   1,128,937     133,390       133,069      1,590,826    14,196,643
                            =========     =======       =======      =========    ==========
Investments in
 securities at cost......   1,547,842      90,013       125,812      1,327,528    12,901,383
                            =========     =======       =======      =========    ==========
Shares outstanding.......      36,667       4,461        10,587         47,348       428,063
                            =========     =======       =======      =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                          GLOBAL LIFE     GLOBAL
                            SCIENCES    TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES       SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2)..........   $57,288       15,424       657,663      110,670       920,373      873,549        785,069
Dividend receivable......        --           --            --           --            --           --             --
Receivable for units sold        --           32            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Total assets.........    57,288       15,456       657,663      110,670       920,373      873,549        785,069
                            -------       ------       -------      -------       -------      -------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         2            1            26            5            36           38             30
Payable for units
 withdrawn...............        --           --            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Total liabilities....         2            1            26            5            36           38             30
                            -------       ------       -------      -------       -------      -------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    57,286       15,455       657,637      110,665       920,337      873,511        785,039
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Net assets...........   $57,286       15,455       657,637      110,665       920,337      873,511        785,039
                            =======       ======       =======      =======       =======      =======      =========
Investments in
 securities at cost......   $36,969       11,063       838,107      102,199       776,729      536,106      1,123,429
                            =======       ======       =======      =======       =======      =======      =========
Shares outstanding.......     5,712        3,390        30,689        5,243        20,056       19,378         29,987
                            =======       ======       =======      =======       =======      =======      =========

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          --------------------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   292,167      622,173       58,574
Dividend receivable......        --           --           --
Receivable for units sold        54           --           --
                            -------      -------       ------
    Total assets.........   292,221      622,173       58,574
                            -------      -------       ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        13           27            2
Payable for units
 withdrawn...............        --            2           --
                            -------      -------       ------
    Total liabilities....        13           29            2
                            -------      -------       ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   292,208      622,144       58,572
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --           --
                            -------      -------       ------
    Net assets...........   292,208      622,144       58,572
                            =======      =======       ======
Investments in
 securities at cost......   282,156      672,497       88,372
                            =======      =======       ======
Shares outstanding.......    11,268       47,896        6,319
                            =======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                  LEGG MASON
                                                                   PARTNERS
                           LEGG MASON PARTNERS VARIABLE EQUITY     VARIABLE
                                    TRUST (CONTINUED)            INCOME TRUST
                          -------------------------------------- ------------- ----------------
                           LEGG MASON
                          CLEARBRIDGE   LEGG MASON                LEGG MASON
                            VARIABLE   CLEARBRIDGE   LEGG MASON  WESTERN ASSET
                             EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE    MFS(R) INVESTORS
                             INCOME    FUNDAMENTAL    VARIABLE     STRATEGIC     GROWTH STOCK
                            BUILDER       VALUE      INVESTORS       BOND         SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   SERVICE CLASS
                            CLASS II     CLASS I      CLASS I       CLASS I         SHARES
                          ------------ ------------ ------------ ------------- ----------------
ASSETS:
Investments at fair
 value (note 2)..........   $570,787     395,332       39,507       61,656        1,454,122
Dividend receivable......         --          --           --           --               --
Receivable for units sold         --         754           --           --            1,794
                            --------     -------       ------       ------        ---------
    Total assets.........    570,787     396,086       39,507       61,656        1,455,916
                            --------     -------       ------       ------        ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         31          17            2            2               63
Payable for units
 withdrawn...............          1          --           --           --               --
                            --------     -------       ------       ------        ---------
    Total liabilities....         32          17            2            2               63
                            --------     -------       ------       ------        ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    418,026     396,069       39,505       61,654        1,455,853
 Variable annuity
   contract owners in
   the annuitization
   period................    152,729          --           --           --               --
                            --------     -------       ------       ------        ---------
    Net assets...........   $570,755     396,069       39,505       61,654        1,455,853
                            ========     =======       ======       ======        =========
Investments in
 securities at cost......   $730,736     508,204       41,666       69,899        1,340,718
                            ========     =======       ======       ======        =========
Shares outstanding.......     61,441      23,051        3,181        7,006          151,156
                            ========     =======       ======       ======        =========



                                        MFS(R) VARIABLE INSURANCE TRUST
                          ---------------------------------------------------------------------------


                                           MFS(R) NEW                  MFS(R) TOTAL
                                           DISCOVERY  MFS(R) STRATEGIC    RETURN
                          MFS(R) INVESTORS SERIES --       INCOME       SERIES --   MFS(R) UTILITIES
                          TRUST SERIES --   SERVICE      SERIES --       SERVICE       SERIES --
                           SERVICE CLASS     CLASS     SERVICE CLASS      CLASS      SERVICE CLASS
                               SHARES        SHARES        SHARES         SHARES         SHARES
                          ---------------- ---------- ---------------- ------------ ----------------
ASSETS:
Investments at fair
 value (note 2)..........    1,467,721      768,299       900,450       12,986,144     3,809,216
Dividend receivable......           --           --            --               --            --
Receivable for units sold        1,600           --            33               --           823
                             ---------      -------       -------       ----------     ---------
    Total assets.........    1,469,321      768,299       900,483       12,986,144     3,810,039
                             ---------      -------       -------       ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           63           33            42              677           166
Payable for units
 withdrawn...............           --          326            --            1,131            --
                             ---------      -------       -------       ----------     ---------
    Total liabilities....           63          359            42            1,808           166
                             ---------      -------       -------       ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    1,469,258      767,940       830,922       12,603,280     3,809,873
 Variable annuity
   contract owners in
   the annuitization
   period................           --           --        69,519          381,056            --
                             ---------      -------       -------       ----------     ---------
    Net assets...........    1,469,258      767,940       900,441       12,984,336     3,809,873
                             =========      =======       =======       ==========     =========
Investments in
 securities at cost......    1,418,345      774,639       906,993       14,093,043     3,853,914
                             =========      =======       =======       ==========     =========
Shares outstanding.......       80,822       58,873        94,486          751,513       168,177
                             =========      =======       =======       ==========     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  $288,024    6,566,356    281,340     3,193,911     388,142   13,493,606     49,549   18,692,179
Dividend receivable......        --           --         --            --          --           --         --           --
Receivable for units sold        --           --         --         2,652          --        2,716         --        6,779
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Total assets.........   288,024    6,566,356    281,340     3,196,563     388,142   13,496,322     49,549   18,698,958
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        11          351         11           137          15          609          2          882
Payable for units
 withdrawn...............        --          232         --            --          --           --         --           --
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Total liabilities....        11          583         11           137          15          609          2          882
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   288,013    6,480,760    281,329     3,196,426     388,127   13,381,195     49,547   18,431,131
 Variable annuity
   contract owners in
   the annuitization
   period................        --       85,013         --            --          --      114,518         --      266,945
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Net assets...........  $288,013    6,565,773    281,329     3,196,426     388,127   13,495,713     49,547   18,698,076
                           ========    =========    =======     =========     =======   ==========    =======   ==========
Investments in
 securities at cost......  $424,865    8,604,728    291,621     3,179,279     567,345   12,498,692    154,548   16,246,053
                           ========    =========    =======     =========     =======   ==========    =======   ==========
Shares outstanding.......    27,963      644,392      7,616        87,170      54,900      513,455     25,025    1,036,152
                           ========    =========    =======     =========     =======   ==========    =======   ==========

                          ------------------------
                          OPPENHEIMER
                          MAIN STREET OPPENHEIMER
                           SMALL CAP    MIDCAP
                          FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE
                            SHARES      SHARES
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  6,394,916    251,159
Dividend receivable......         --         --
Receivable for units sold         --         --
                           ---------    -------
    Total assets.........  6,394,916    251,159
                           ---------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        290         10
Payable for units
 withdrawn...............        463         --
                           ---------    -------
    Total liabilities....        753         10
                           ---------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  6,281,477    251,149
 Variable annuity
   contract owners in
   the annuitization
   period................    112,686         --
                           ---------    -------
    Net assets...........  6,394,163    251,149
                           =========    =======
Investments in
 securities at cost......  6,341,823    440,092
                           =========    =======
Shares outstanding.......    447,823      6,877
                           =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          OPPENHEIMER
                           VARIABLE
                            ACCOUNT
                             FUNDS
                          (CONTINUED)                              PIMCO VARIABLE INSURANCE TRUST
                          ----------- ----------------------------------------------------------------------------------------
                                                    FOREIGN BOND                    LONG-TERM
                          OPPENHEIMER  ALL ASSET     PORTFOLIO                   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                            MIDCAP    PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD    PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                          FUND/VA --    ADVISOR      HEDGED) --    PORTFOLIO --  ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                            SERVICE      CLASS     ADMINISTRATIVE ADMINISTRATIVE      CLASS          CLASS          CLASS
                            SHARES       SHARES     CLASS SHARES   CLASS SHARES      SHARES          SHARES         SHARES
                          ----------- ------------ -------------- -------------- --------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  $201,899    1,506,135      103,714       8,832,601      11,730,713      40,307,814     51,300,506
Dividend receivable......        --           --          254          63,698          41,105          63,696        137,439
Receivable for units sold       173           --           60           1,088           7,650           1,601          8,362
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Total assets.........   202,072    1,506,135      104,028       8,897,387      11,779,468      40,373,111     51,446,307
                           --------    ---------      -------       ---------      ----------      ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         4           63            5             405             529           1,914          2,207
Payable for units
 withdrawn...............        --          136           --              --              --              --             --
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Total liabilities....         4          199            5             405             529           1,914          2,207
                           --------    ---------      -------       ---------      ----------      ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   202,068    1,505,936      104,023       8,749,590      11,699,969      39,179,123     51,249,931
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --           --         147,392          78,970       1,192,074        194,169
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Net assets...........  $202,068    1,505,936      104,023       8,896,982      11,778,939      40,371,197     51,444,100
                           ========    =========      =======       =========      ==========      ==========     ==========
Investments in
 securities at cost......  $239,011    1,595,641      107,893       8,214,148      12,550,060      40,390,869     49,925,820
                           ========    =========      =======       =========      ==========      ==========     ==========
Shares outstanding.......     5,648      143,441       10,759       1,213,269       1,123,632       3,986,925      4,741,267
                           ========    =========      =======       =========      ==========      ==========     ==========




                          RYDEX VARIABLE TRUST   THE ALGER PORTFOLIOS
                          -------------------- -------------------------
                                                  ALGER        ALGER
                                                  LARGE        SMALL
                                                CAP GROWTH   CAP GROWTH
                                               PORTFOLIO -- PORTFOLIO --
                                                CLASS I-2    CLASS I-2
                           NASDAQ-100(R) FUND     SHARES       SHARES
                          -------------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........       815,877          210,993      246,708
Dividend receivable......            --               --           --
Receivable for units sold            88               --           --
                                -------          -------      -------
    Total assets.........       815,965          210,993      246,708
                                -------          -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...            37                8           10
Payable for units
 withdrawn...............            --               --           --
                                -------          -------      -------
    Total liabilities....            37                8           10
                                -------          -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................       815,928          210,985      246,698
 Variable annuity
   contract owners in
   the annuitization
   period................            --               --           --
                                -------          -------      -------
    Net assets...........       815,928          210,985      246,698
                                =======          =======      =======
Investments in
 securities at cost......       671,119          257,362      229,028
                                =======          =======      =======
Shares outstanding.......        51,120            5,438        9,645
                                =======          =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                        THE
                                                                     UNIVERSAL
                                                                   INSTITUTIONAL   VAN KAMPEN LIFE
                                 THE PRUDENTIAL SERIES FUND         FUNDS, INC.   INVESTMENT TRUST
                          ---------------------------------------- ------------- -------------------
                                                                                  CAPITAL
                          JENNISON 20/20                NATURAL     EQUITY AND    GROWTH
                              FOCUS        JENNISON    RESOURCES      INCOME     PORTFOLIO COMSTOCK
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  -- CLASS  PORTFOLIO
                             CLASS II      CLASS II     CLASS II     CLASS II       II     -- CLASS
                              SHARES        SHARES       SHARES       SHARES      SHARES   II SHARES
                          -------------- ------------ ------------ ------------- --------- ---------
ASSETS:
Investments at fair
 value (note 2)..........   $1,554,113     113,010     4,943,643     1,410,386    353,396  3,165,582
Dividend receivable......           --          --            --            --         --         --
Receivable for units sold           --          --            --            --         86         --
                            ----------     -------     ---------     ---------    -------  ---------
    Total assets.........    1,554,113     113,010     4,943,643     1,410,386    353,482  3,165,582
                            ----------     -------     ---------     ---------    -------  ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           64           5           223            85         15        132
Payable for units
 withdrawn...............          327           1             9             1         --        820
                            ----------     -------     ---------     ---------    -------  ---------
    Total liabilities....          391           6           232            86         15        952
                            ----------     -------     ---------     ---------    -------  ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    1,549,323     113,004     4,903,479     1,410,300    353,467  3,159,222
 Variable annuity
   contract owners in
   the annuitization
   period................        4,399          --        39,932            --         --      5,408
                            ----------     -------     ---------     ---------    -------  ---------
    Net assets...........   $1,553,722     113,004     4,943,411     1,410,300    353,467  3,164,630
                            ==========     =======     =========     =========    =======  =========
Investments in
 securities at cost......   $1,450,175     100,402     4,742,930     1,497,864    346,010  3,666,882
                            ==========     =======     =========     =========    =======  =========
Shares outstanding.......      108,984       5,497       134,047       110,186     12,617    313,424
                            ==========     =======     =========     =========    =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                           AIM VARIABLE INSURANCE FUNDS
                                        ------------------------------------------------------------------
                                        AIM V.I.    AIM V.I.   AIM V.I.  AIM V.I.     AIM V.I.    AIM V.I.
                                          BASIC     CAPITAL      CORE     GLOBAL    INTERNATIONAL LARGE CAP
                                          VALUE   APPRECIATION  EQUITY  REAL ESTATE    GROWTH      GROWTH
                                         FUND --    FUND --    FUND --    FUND --      FUND --     FUND --
                          CONSOLIDATED  SERIES II   SERIES I   SERIES I  SERIES II    SERIES II   SERIES I
                             TOTAL       SHARES      SHARES     SHARES    SHARES       SHARES      SHARES
                          ------------  --------- ------------ -------- ----------- ------------- ---------
                                                                               YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 26,982,979    14,270      2,234     10,875         --        93,072       699
  Mortality and
   expense risk and
   administrative
   charges (note 4)......   13,411,868    18,519      5,587      8,094      8,491       107,840     2,902
                          ------------  --------    -------    -------    -------     ---------    ------
Net investment income
  (expense)..............   13,571,111    (4,249)    (3,353)     2,781     (8,491)      (14,768)   (2,203)
                          ------------  --------    -------    -------    -------     ---------    ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (26,459,593) (185,578)   (25,733)   (15,403)   (33,165)     (417,376)   (1,636)
  Change in unrealized
   appreciation
   (depreciation)........  171,566,005   656,017     91,149    139,054    178,829     2,291,926    44,894
  Capital gain
   distributions.........    3,817,791        --         --         --         --            --        --
                          ------------  --------    -------    -------    -------     ---------    ------
Net realized and
  unrealized gain (loss)
  on investments.........  148,924,203   470,439     65,416    123,651    145,664     1,874,550    43,258
                          ------------  --------    -------    -------    -------     ---------    ------
Increase (decrease) in
  net assets from
  operations............. $162,495,314   466,190     62,063    126,432    137,173     1,859,782    41,055
                          ============  ========    =======    =======    =======     =========    ======

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                              STRATEGY           GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        50,852               --            184,376
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        99,105            5,209             85,298
                              ---------          -------          ---------
Net investment income
  (expense)..............       (48,253)          (5,209)            99,078
                              ---------          -------          ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (244,286)          (8,135)          (431,683)
  Change in unrealized
   appreciation
   (depreciation)........     1,512,251          151,238          1,229,845
  Capital gain
   distributions.........            --               --                 --
                              ---------          -------          ---------
Net realized and
  unrealized gain (loss)
  on investments.........     1,267,965          143,103            798,162
                              ---------          -------          ---------
Increase (decrease) in
  net assets from
  operations.............     1,219,712          137,894            897,240
                              =========          =======          =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                               (CONTINUED)
                          ----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP
                                VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   101,376              --                --
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        147,998          19,164             2,742
                             -----------         -------           -------
Net investment income
  (expense)..............        (46,622)        (19,164)           (2,742)
                             -----------         -------           -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (1,421,739)        (60,376)          (10,640)
  Change in unrealized
   appreciation
   (depreciation)........      4,090,336         451,631            75,434
  Capital gain
   distributions.........             --              --                --
                             -----------         -------           -------
Net realized and
  unrealized gain (loss)
  on investments.........      2,668,597         391,255            64,794
                             -----------         -------           -------
Increase (decrease) in
  net assets from
  operations.............    $ 2,621,975         372,091            62,052
                             ===========         =======           =======

                           AMERICAN CENTURY
                               VARIABLE                                                     BLACKROCK VARIABLE
                          PORTFOLIOS II, INC. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.    SERIES FUNDS, INC.
                          ------------------- ----------------------------------------   ------------------------
                                                                                                       BLACKROCK
                                                                                          BLACKROCK      GLOBAL
                             VP INFLATION     VP INCOME       VP          VP      VP     BASIC VALUE   ALLOCATION
                              PROTECTION      & GROWTH   INTERNATIONAL ULTRA(R)  VALUE   V.I. FUND -- V.I. FUND --
                                FUND --        FUND --      FUND --    FUND --  FUND --   CLASS III    CLASS III
                               CLASS II        CLASS I      CLASS I    CLASS I  CLASS I     SHARES       SHARES
                          ------------------- ---------  ------------- -------- -------  ------------ ------------
                             YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        300,639        26,710       36,845      1,114   55,466     13,800      1,292,111
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        283,813         8,846       31,350      5,761   15,487      9,175      1,165,160
                               ---------       -------      -------    -------  -------    -------     ----------
Net investment income
  (expense)..............         16,826        17,864        5,495     (4,647)  39,979      4,625        126,951
                               ---------       -------      -------    -------  -------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................        341,379       (17,874)       5,021    (37,407) (80,949)   (27,485)    (1,266,465)
  Change in unrealized
   appreciation
   (depreciation)........        936,734        88,366      475,797    147,564  216,844    181,826     12,260,985
  Capital gain
   distributions.........             --            --           --         --       --         --             --
                               ---------       -------      -------    -------  -------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........      1,278,113        70,492      480,818    110,157  135,895    154,341     10,994,520
                               ---------       -------      -------    -------  -------    -------     ----------
Increase (decrease) in
  net assets from
  operations.............      1,294,939        88,356      486,313    105,510  175,874    158,966     11,121,471
                               =========       =======      =======    =======  =======    =======     ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BLACKROCK VARIABLE         COLUMBIA FUNDS
                              SERIES FUNDS, INC.       VARIABLE INSURANCE
                                 (CONTINUED)                 TRUST I            DWS VARIABLE SERIES II
                          -------------------------  ----------------------  ----------------------------  ------------

                                                                 COLUMBIA      DWS                           DREYFUS
                                                     COLUMBIA     MARSICO    DREMAN                         INVESTMENT
                           BLACKROCK     BLACKROCK    MARSICO  INTERNATIONAL  SMALL      DWS                PORTFOLIOS
                           LARGE CAP       VALUE      GROWTH   OPPORTUNITIES MID CAP  STRATEGIC    DWS        MIDCAP
                             GROWTH    OPPORTUNITIES   FUND,       FUND,      VALUE     VALUE   TECHNOLOGY    STOCK
                          V.I. FUND -- V.I. FUND --  VARIABLE    VARIABLE    VIP --    VIP --     VIP --   PORTFOLIO --
                           CLASS III     CLASS III   SERIES --   SERIES --   CLASS B   CLASS B   CLASS B     INITIAL
                             SHARES       SHARES      CLASS A     CLASS B    SHARES    SHARES     SHARES      SHARES
                          ------------ ------------- --------- ------------- -------  --------- ---------- ------------
                                                                      YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $   805         2,394      22,610      133,317    10,901    18,024        --       1,755
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,598         5,192      45,519      115,648    10,665     6,508     2,172       1,756
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net investment income
  (expense)..............    (2,793)       (2,798)    (22,909)      17,669       236    11,516    (2,172)         (1)
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (5,616)      (65,084)   (229,412)    (886,288)  (61,302)  (77,983)   (2,342)    (20,570)
  Change in unrealized
   appreciation
   (depreciation)........    60,790       160,006     903,407    3,065,157   237,602   161,814    67,235      54,623
  Capital gain
   distributions.........        --            --          --           --        --        --        --          --
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    55,174        94,922     673,995    2,178,869   176,300    83,831    64,893      34,053
                            -------       -------    --------    ---------   -------   -------    ------     -------
Increase (decrease) in
  net assets from
  operations.............   $52,381        92,124     651,086    2,196,538   176,536    95,347    62,721      34,052
                            =======       =======    ========    =========   =======   =======    ======     =======


                            DREYFUS
                          ----------------------
                                         THE
                                       DREYFUS
                           DREYFUS    SOCIALLY
                           VARIABLE  RESPONSIBLE
                          INVESTMENT   GROWTH
                           FUND --      FUND,
                            MONEY      INC. --
                            MARKET     INITIAL
                          PORTFOLIO    SHARES
                          ---------- -----------

                          ----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    3,751      2,435
  Mortality and expense
   risk and
   administrative
   charges (note 4)......   29,288      3,891
                           -------     ------
Net investment income
  (expense)..............  (25,537)    (1,456)
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (34)        31
  Change in unrealized
   appreciation
   (depreciation)........       (2)    73,418
  Capital gain
   distributions.........       --         --
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments.........      (36)    73,449
                           -------     ------
Increase (decrease) in
  net assets from
  operations.............  (25,573)    71,993
                           =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               EATON VANCE      EVERGREEN VARIABLE
                             VARIABLE TRUST       ANNUITY TRUST                  FEDERATED INSURANCE SERIES
                          --------------------  ------------------ ------------------------------------------------------
                                                                             FEDERATED   FEDERATED   FEDERATED
                              VT         VT                                    CLOVER      HIGH        HIGH     FEDERATED
                          FLOATING -- WORLDWIDE     EVERGREEN      FEDERATED   VALUE    INCOME BOND INCOME BOND  KAUFMANN
                             RATE      HEALTH        VA OMEGA       CAPITAL  FUND II -- FUND II --  FUND II --  FUND II --
                            INCOME    SCIENCES       FUND --        INCOME    PRIMARY     PRIMARY     SERVICE    SERVICE
                             FUND       FUND         CLASS 2        FUND II    SHARES     SHARES      SHARES      SHARES
                          ----------- --------- ------------------ --------- ---------- ----------- ----------- ----------
                                                                         YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $  515,261    27,279           783          8,295     3,134      16,186      484,989         --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......    176,930    17,558         1,410          1,743     1,457       1,808       68,388     90,688
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net investment income
  (expense)..............    338,331     9,721          (627)         6,552     1,677      14,378      416,601    (90,688)
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (324,709)  (81,826)        1,383        (13,085)  (46,830)    (14,990)    (235,533)   (44,043)
  Change in unrealized
   appreciation
   (depreciation)........  3,550,755    81,301        31,387         35,210    55,082      51,853    1,617,535  1,497,926
  Capital gain
   distributions.........         --    75,029            --             --        --          --           --         --
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  3,226,046    74,504        32,770         22,125     8,252      36,863    1,382,002  1,453,883
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $3,564,377    84,225        32,143         28,677     9,929      51,241    1,798,603  1,363,195
                          ==========   =======        ======        =======   =======     =======    =========  =========

                            FIDELITY(R) VARIABLE
                           INSURANCE PRODUCTS FUND
                          ------------------------

                           VIP ASSET    VIP ASSET
                          MANAGER/SM/  MANAGER/SM/
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     3,786       19,278
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     2,212       14,436
                            -------      -------
Net investment income
  (expense)..............     1,574        4,842
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (17,665)     (77,341)
  Change in unrealized
   appreciation
   (depreciation)........    52,530      268,806
  Capital gain
   distributions.........        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    34,865      191,465
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............    36,439      196,307
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                          --------------------------


                              VIP           VIP
                            BALANCED   CONTRAFUND(R)
                          PORTFOLIO -- PORTFOLIO --
                            SERVICE       INITIAL
                            CLASS 2        CLASS
                          ------------ -------------

                          --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $  239,121      14,088
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     209,737      14,964
                           ----------    --------
Net investment income
  (expense)..............      29,384        (876)
                           ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (520,212)   (118,892)
  Change in unrealized
   appreciation
   (depreciation)........   4,037,496     437,634
  Capital gain
   distributions.........          --          --
                           ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   3,517,284     318,742
                           ----------    --------
Increase (decrease) in
  net assets from
  operations.............  $3,546,668     317,866
                           ==========    ========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                            VIP
                                          DYNAMIC        VIP          VIP          VIP          VIP           VIP
                               VIP        CAPITAL      EQUITY-      EQUITY-      GROWTH &     GROWTH &      GROWTH
                          CONTRAFUND(R) APPRECIATION    INCOME       INCOME       INCOME       INCOME    OPPORTUNITIES
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SERVICE      SERVICE      INITIAL      SERVICE      INITIAL      SERVICE       INITIAL
                             CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS       CLASS 2        CLASS
                          ------------- ------------ ------------ ------------ ------------ ------------ -------------
                                                    YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     227,731          41       13,263       105,642       2,287        12,258          610
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     278,567       3,636        8,252        83,525       2,905        21,725        1,824
                           ----------      ------      -------     ---------      ------      --------      -------
Net investment income
  (expense)..............     (50,836)     (3,595)       5,011        22,117        (618)       (9,467)      (1,214)
                           ----------      ------      -------     ---------      ------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (1,633,292)     (4,361)     (65,281)     (654,054)     (7,338)     (146,853)     (11,809)
  Change in unrealized
   appreciation
   (depreciation)........   7,088,640      80,057      205,639     1,955,445      56,453       470,726       60,048
  Capital gain
   distributions.........          --          --           --            --          --            --           --
                           ----------      ------      -------     ---------      ------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   5,455,348      75,696      140,358     1,301,391      49,115       323,873       48,239
                           ----------      ------      -------     ---------      ------      --------      -------
Increase (decrease) in
  net assets from
  operations.............   5,404,512      72,101      145,369     1,323,508      48,497       314,406       47,025
                           ==========      ======      =======     =========      ======      ========      =======

                          ------------


                              VIP
                             GROWTH
                          PORTFOLIO --
                            INITIAL
                             CLASS
                          ------------

                          ------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     2,247
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     5,847
                            -------
Net investment income
  (expense)..............    (3,600)
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (23,012)
  Change in unrealized
   appreciation
   (depreciation)........   127,576
  Capital gain
   distributions.........        --
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   104,564
                            -------
Increase (decrease) in
  net assets from
  operations.............   100,964
                            =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           FIDELITY(R) VARIABLE INSURANCE
                                             PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------
                                           VIP
                                        INVESTMENT
                              VIP         GRADE         VIP          VIP
                             GROWTH        BOND       MID CAP      OVERSEAS
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE      SERVICE      INITIAL
                            CLASS 2      CLASS 2      CLASS 2       CLASS
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $   3,568      82,503        79,878       4,292
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     19,662      13,681       122,379       2,649
                           ---------      ------     ---------     -------
Net investment income
  (expense)..............    (16,094)     68,822       (42,501)      1,643
                           ---------      ------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (110,847)     10,928      (564,325)    (23,957)
  Change in unrealized
   appreciation
   (depreciation)........    424,578      20,096     3,180,334      63,826
  Capital gain
   distributions.........         --          --            --          --
                           ---------      ------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    313,731      31,024     2,616,009      39,869
                           ---------      ------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............  $ 297,637      99,846     2,573,508      41,512
                           =========      ======     =========     =======

                                                                FRANKLIN TEMPLETON VARIABLE
                                                                 INSURANCE PRODUCTS TRUST
                          ------------ ----------------------------------------------------------------------------

                              VIP                         FRANKLIN        FRANKLIN
                             VALUE                       LARGE CAP     TEMPLETON VIP                    TEMPLETON
                           STRATEGIES  FRANKLIN INCOME     GROWTH         FOUNDING     MUTUAL SHARES     FOREIGN
                          PORTFOLIO --   SECURITIES      SECURITIES   FUNDS ALLOCATION   SECURITIES     SECURITIES
                            SERVICE        FUND --        FUND --         FUND --         FUND --        FUND --
                            CLASS 2    CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES CLASS 1 SHARES
                          ------------ --------------- -------------- ---------------- -------------- --------------
                                YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       917       7,551,332         4,940          427,595         214,532         1,409
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,910       1,789,068         5,761          285,355         188,023           551
                            -------      ----------       -------        ---------       ---------        ------
Net investment income
  (expense)..............    (2,993)      5,762,264          (821)         142,240          26,509           858
                            -------      ----------       -------        ---------       ---------        ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (26,672)     (5,764,867)      (14,968)        (711,411)         (9,181)       (1,551)
  Change in unrealized
   appreciation
   (depreciation)........   149,150      26,673,918       105,628        4,862,233       2,523,882        11,461
  Capital gain
   distributions.........        --              --            --               --              --         1,577
                            -------      ----------       -------        ---------       ---------        ------
Net realized and
  unrealized gain (loss)
  on investments.........   122,478      20,909,051        90,660        4,150,822       2,514,701        11,487
                            -------      ----------       -------        ---------       ---------        ------
Increase (decrease) in
  net assets from
  operations.............   119,485      26,671,315        89,839        4,293,062       2,541,210        12,345
                            =======      ==========       =======        =========       =========        ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   FRANKLIN TEMPLETON VARIABLE
                              INSURANCE PRODUCTS TRUST (CONTINUED)                                GE INVESTMENTS FUNDS, INC.
                   ----------------------------------------------------------  ---------------------------------------------

                     TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    CORE VALUE           INTERNATIONAL  MID-CAP
                      FOREIGN      GLOBAL ASSET   GLOBAL BOND       GROWTH       EQUITY    INCOME      EQUITY      EQUITY
                     SECURITIES     ALLOCATION     SECURITIES     SECURITIES    FUND --    FUND --     FUND --     FUND --
                      FUND --        FUND --        FUND --        FUND --      CLASS 1    CLASS 1     CLASS 1     CLASS 1
                   CLASS 2 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES   SHARES    SHARES      SHARES      SHARES
                   -------------- -------------- -------------- -------------- ---------- --------  ------------- ---------
                                                                   YEAR ENDED DECEMBER 31, 2009
                   ---------------------------------------------------------------------------------------------------------
Investment
  income and
  expense:
  Income --
   Ordinary
   dividends......   $  108,850       43,506          6,741         76,183       16,572     91,843       1,570        6,093
  Mortality
   and
   expense risk
   and
   administrative
   charges
   (note 4).......       55,820        7,139            620         41,954       20,844     36,122       1,300       38,451
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net investment
  income
  (expense).......       53,030       36,367          6,121         34,229       (4,272)    55,721         270      (32,358)
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
  Net realized
   gain (loss)....      (73,695)     (76,277)         2,427        (10,145)     (68,180)  (143,991)    (75,008)    (174,241)
  Change in
   unrealized
   appreciation
   (depreciation).      887,202      118,316         (1,365)       649,394      355,044    220,054      94,609    1,033,301
  Capital gain
   distributions..      134,284        7,003             --             --           --         --          --           --
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.....      947,791       49,042          1,062        639,249      286,864     76,063      19,601      859,060
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Increase
  (decrease)
  in net
  assets from
  operations......   $1,000,821       85,409          7,183        673,478      282,592    131,784      19,871      826,702
                     ==========      =======         ======        =======      =======   ========     =======    =========


                   ------------------
                             PREMIER
                             GROWTH
                             EQUITY
                    MONEY    FUND --
                    MARKET   CLASS 1
                     FUND    SHARES
                   --------  -------

                   ------------------
Investment
  income and
  expense:
  Income --
   Ordinary
   dividends......   79,231    3,407
  Mortality
   and
   expense risk
   and
   administrative
   charges
   (note 4).......  445,105   15,001
                   --------  -------
Net investment
  income
  (expense)....... (365,874) (11,594)
                   --------  -------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
  Net realized
   gain (loss)....       (1) (35,694)
  Change in
   unrealized
   appreciation
   (depreciation).        1  346,253
  Capital gain
   distributions..       --       --
                   --------  -------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.....       --  310,559
                   --------  -------
Increase
  (decrease)
  in net
  assets from
  operations...... (365,874) 298,965
                   ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------



                          REAL ESTATE            SMALL-CAP
                          SECURITIES              EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY
                            FUND --               FUND --     FUND --      FUND --      FUND --
                            CLASS 1   S&P 500(R)  CLASS 1     CLASS 1      CLASS 3      CLASS 1
                            SHARES    INDEX FUND  SHARES       SHARES       SHARES      SHARES
                          ----------- ---------- ---------  ------------ ------------ -----------
                                                                  YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $  194,041    323,130         --      244,280    1,572,274     12,385
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     60,454    222,528     38,557      267,615    2,107,147     16,200
                          ----------  ---------  ---------   ----------   ----------    -------
Net investment income
  (expense)..............    133,587    100,602    (38,557)     (23,335)    (534,873)    (3,815)
                          ----------  ---------  ---------   ----------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (444,642)  (826,939)  (384,900)  (1,750,219)  (3,737,089)   (40,085)
  Change in unrealized
   appreciation
   (depreciation)........  1,652,040  4,042,296  1,076,502    4,408,026   22,509,579    320,005
  Capital gain
   distributions.........         --         --         --           --           --         --
                          ----------  ---------  ---------   ----------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,207,398  3,215,357    691,602    2,657,807   18,772,490    279,920
                          ----------  ---------  ---------   ----------   ----------    -------
Increase (decrease) in
  net assets from
  operations............. $1,340,985  3,315,959    653,045    2,634,472   18,237,617    276,105
                          ==========  =========  =========   ==========   ==========    =======

                            GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------
                                                     GENWORTH
                                   GENWORTH            EATON
                          GENWORTH COLUMBIA GENWORTH   VANCE
                          CALAMOS  MID CAP  DAVIS NY LARGE CAP
                           GROWTH   VALUE   VENTURE    VALUE
                          FUND --  FUND --  FUND --   FUND --
                          SERVICE  SERVICE  SERVICE   SERVICE
                           SHARES   SHARES   SHARES   SHARES
                          -------- -------- -------- ---------

                          -------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      --   26,012      929    116,564
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     506   53,403    4,291    145,277
                           ------  -------   ------  ---------
Net investment income
  (expense)..............    (506) (27,391)  (3,362)   (28,713)
                           ------  -------   ------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   1,438  149,630   22,495    194,706
  Change in unrealized
   appreciation
   (depreciation)........  13,284  779,048   59,657  1,249,660
  Capital gain
   distributions.........      --       --       --         --
                           ------  -------   ------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  14,722  928,678   82,152  1,444,366
                           ------  -------   ------  ---------
Increase (decrease) in
  net assets from
  operations.............  14,216  901,287   78,790  1,415,653
                           ======  =======   ======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                GOLDMAN SACHS VARIABLE
                                     GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                  INSURANCE TRUST
                          ------------------------------------------------------------------  --------------------------
                            GENWORTH                                GENWORTH
                          GOLDMAN SACHS    GENWORTH                  PUTNAM
                            ENHANCED      LEGG MASON    GENWORTH  INTERNATIONAL   GENWORTH
                            CORE BOND    CLEARBRIDGE     PIMCO       CAPITAL      THORNBURG
                              INDEX       AGGRESSIVE   STOCKSPLUS OPPORTUNITIES INTERNATIONAL GOLDMAN SACHS GOLDMAN SACHS
                             FUND --    GROWTH FUND --  FUND --      FUND --    VALUE FUND --  GROWTH AND      MID CAP
                             SERVICE       SERVICE      SERVICE      SERVICE       SERVICE       INCOME         VALUE
                             SHARES         SHARES       SHARES      SHARES        SHARES         FUND          FUND
                          ------------- -------------- ---------- ------------- ------------- ------------- -------------


                                                           YEAR ENDED DECEMBER 31, 2009
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $ 525,342         2,286    1,428,143      468,997           --        1,465         12,628
  Mortality and
   expense risk and
   administrative
   charges (note 4)......     142,687       167,182      228,753       60,484       54,725        1,137         11,508
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net investment income
  (expense)..............     382,655      (164,896)   1,199,390      408,513      (54,725)         328          1,120
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     228,526       701,511      741,647      506,605      223,106       (1,050)       (83,375)
  Change in unrealized
   appreciation
   (depreciation)........    (119,382)    2,272,971    2,167,939      604,271      673,548       14,081        297,803
  Capital gain
   distributions.........       5,377            --      870,484        1,187           --           --             --
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     114,521     2,974,482    3,780,070    1,112,063      896,654       13,031        214,428
                            ---------     ---------    ---------    ---------      -------       ------        -------
Increase (decrease) in
  net assets from
  operations.............   $ 497,176     2,809,586    4,979,460    1,520,576      841,929       13,359        215,548
                            =========     =========    =========    =========      =======       ======        =======

                             J.P. MORGAN SERIES TRUST II
                          --------------------------------




                                      JPMORGAN    JPMORGAN
                          JPMORGAN  INTERNATIONAL  MID CAP
                            BOND       EQUITY       VALUE
                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                          --------- ------------- ---------
                                     PERIOD FROM
                                    JANUARY 1 TO
                                   APRIL 27, 2009
                          --------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   88,799       6,276      37,035
  Mortality and
   expense risk and
   administrative
   charges (note 4)......    6,193         622       6,923
                          --------    --------    --------
Net investment income
  (expense)..............   82,606       5,654      30,112
                          --------    --------    --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (465,218)   (106,292)   (637,953)
  Change in unrealized
   appreciation
   (depreciation)........  357,768      88,078     556,180
  Capital gain
   distributions.........       --       6,134       3,353
                          --------    --------    --------
Net realized and
  unrealized gain (loss)
  on investments......... (107,450)    (12,080)    (78,420)
                          --------    --------    --------
Increase (decrease) in
  net assets from
  operations.............  (24,844)     (6,426)    (48,308)
                          ========    ========    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          J.P. MORGAN SERIES TRUST II
                               (CONTINUED)
                          --------------------------



                                         JPMORGAN
                          JPMORGAN         U.S.
                            SMALL        LARGE CAP
                           COMPANY      CORE EQUITY
                          PORTFOLIO      PORTFOLIO
                          ---------     -----------
                               PERIOD FROM
                               JANUARY 1 TO
                              APRIL 27, 2009
                          --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $   1,196         2,217
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     1,015           430
                           ---------      -------
Net investment income
  (expense)..............       181         1,787
                           ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (135,449)      (27,159)
  Change in unrealized
   appreciation
   (depreciation)........   116,607        23,552
  Capital gain
   distributions.........     3,638            --
                           ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   (15,204)       (3,607)
                           ---------      -------
Increase (decrease) in
  net assets from
  operations............. $ (15,023)       (1,820)
                           =========      =======

                                                                     JPMORGAN INSURANCE TRUST
                          ------------------------------------------------------------------------------------
                                                      JPMORGAN
                                                     INSURANCE                   JPMORGAN
                            JPMORGAN     JPMORGAN      TRUST       JPMORGAN     INSURANCE        JPMORGAN
                           INSURANCE    INSURANCE   DIVERSIFIED   INSURANCE       TRUST          INSURANCE
                             TRUST        TRUST       MID CAP       TRUST       GOVERNMENT         TRUST
                            BALANCED    CORE BOND      GROWTH    EQUITY INDEX      BOND        INTERNATIONAL
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --       EQUITY
                            CLASS 1      CLASS 1      CLASS 1      CLASS 1       CLASS 1         PORTFOLIO
                          ------------ ------------ ------------ ------------ -------------- -----------------
                                                                               PERIOD FROM      PERIOD FROM
                                                                               JANUARY 1 TO     APRIL 27 TO
                                     YEAR ENDED DECEMBER 31, 2009             APRIL 27, 2009 DECEMBER 31, 2009
                          --------------------------------------------------- -------------- -----------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       602      137,078           --       16,136        72,076           2,224
  Mortality and expense
   risk and
   administrative
   charges (note 4)......       354       57,407        6,502       11,994         5,557           1,648
                             ------      -------      -------      -------       -------          ------
Net investment income
  (expense)..............       248       79,671       (6,502)       4,142        66,519             576
                             ------      -------      -------      -------       -------          ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (4,629)     (20,379)      55,068       23,195       (26,801)         14,924
  Change in unrealized
   appreciation
   (depreciation)........     8,189      186,675       73,882      121,403       (58,015)         31,638
  Capital gain
   distributions.........        --           --           --           --        16,562              --
                             ------      -------      -------      -------       -------          ------
Net realized and
  unrealized gain (loss)
  on investments.........     3,560      166,296      128,950      144,598       (68,254)         46,562
                             ------      -------      -------      -------       -------          ------
Increase (decrease) in
  net assets from
  operations.............     3,808      245,967      122,448      148,740        (1,735)         47,138
                             ======      =======      =======      =======       =======          ======


                          -------------------------

                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     INTREPID
                             GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------

                                 YEAR ENDED
                              DECEMBER 31, 2009
                          ------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     5,975        5,635
  Mortality and expense
   risk and
   administrative
   charges (note 4)......    14,478        6,660
                            -------      -------
Net investment income
  (expense)..............    (8,503)      (1,025)
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    44,581        8,814
  Change in unrealized
   appreciation
   (depreciation)........   184,598      103,344
  Capital gain
   distributions.........        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   229,179      112,158
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............   220,676      111,133
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------- --------------------------
                                         JPMORGAN
                            JPMORGAN    INSURANCE     JPMORGAN
                           INSURANCE      TRUST      INSURANCE
                           TRUST MID    SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                           CAP VALUE       CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------ ------------ ------------ ------------- ------------
                                 PERIOD FROM
                                 APRIL 27 TO
                              DECEMBER 31, 2009
                          ------------------------  ---------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $     --         589       24,073        50,815       303,612
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     18,285       2,664       17,613        23,990       194,331
                            --------      ------      -------       -------     ---------
Net investment income
  (expense)..............    (18,285)     (2,075)       6,460        26,825       109,281
                            --------      ------      -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     70,952       8,212       28,702        (8,280)     (103,920)
  Change in unrealized
   appreciation
   (depreciation)........    372,525      55,022      246,296       286,256     1,884,046
  Capital gain
   distributions.........         --          --           --        64,923       381,564
                            --------      ------      -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    443,477      63,234      274,998       342,899     2,161,690
                            --------      ------      -------       -------     ---------
Increase (decrease) in
  net assets from
  operations.............   $425,192      61,159      281,458       369,724     2,270,971
                            ========      ======      =======       =======     =========

                                      JANUS ASPEN SERIES
                          -------------------------------------------------------------------


                                                       FLEXIBLE
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------


                          YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --           --        5,796            526         1,470
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     13,453        1,893        1,999         19,283       194,441
                             -------       ------       ------        -------     ---------
Net investment income
  (expense)..............    (13,453)      (1,893)       3,797        (18,757)     (192,971)
                             -------       ------       ------        -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (79,424)       3,982        1,084        (11,059)     (405,298)
  Change in unrealized
   appreciation
   (depreciation)........    441,998       41,885       10,551        527,270     4,628,526
  Capital gain
   distributions.........         --           --          117             --            --
                             -------       ------       ------        -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    362,574       45,867       11,752        516,211     4,223,228
                             -------       ------       ------        -------     ---------
Increase (decrease) in
  net assets from
  operations.............    349,121       43,974       15,549        497,454     4,030,257
                             =======       ======       ======        =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                          GLOBAL LIFE     GLOBAL
                            SCIENCES    TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES       SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------- ------------ ------------- ------------ -------------
                                                                              YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $    --          --          3,178          445         4,194        3,001         9,775
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     1,081         218          8,214        1,668        10,631       11,550         9,792
                            -------       -----        -------       ------       -------      -------       -------
Net investment income
  (expense)..............    (1,081)       (218)        (5,036)      (1,223)       (6,437)      (8,549)          (17)
                            -------       -----        -------       ------       -------      -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     9,098         481        (54,705)      (1,249)      (19,860)      24,731       (91,541)
  Change in unrealized
   appreciation
   (depreciation)........     5,625       5,815        235,306       34,461       424,389      374,442       305,546
  Capital gain
   distributions.........     1,235          --             --           --        20,647       21,225            --
                            -------       -----        -------       ------       -------      -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    15,958       6,296        180,601       33,212       425,176      420,398       214,005
                            -------       -----        -------       ------       -------      -------       -------
Increase (decrease) in
  net assets from
  operations.............   $14,877       6,078        175,565       31,989       418,739      411,849       213,988
                            =======       =====        =======       ======       =======      =======       =======

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          ------------ ------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     3,236            --       1,804
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,989         9,116         766
                             ------      --------      ------
Net investment income
  (expense)..............      (753)       (9,116)      1,038
                             ------      --------      ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (8,156)     (119,045)     (3,657)
  Change in unrealized
   appreciation
   (depreciation)........    87,190       284,409      13,256
  Capital gain
   distributions.........        --            --          --
                             ------      --------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    79,034       165,364       9,599
                             ------      --------      ------
Increase (decrease) in
  net assets from
  operations.............    78,281       156,248      10,637
                             ======      ========      ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          LEGG MASON PARTNERS
                                   VARIABLE EQUITY TRUST (CONTINUED)                        MFS(R) VARIABLE INSURANCE TRUST
                          --------------------------------------------------  --------------------------------------------------
                           LEGG MASON                             LEGG MASON   MFS(R)
                          CLEARBRIDGE   LEGG MASON                 WESTERN    INVESTORS  MFS(R)    MFS(R)    MFS(R)    MFS(R)
                            VARIABLE   CLEARBRIDGE   LEGG MASON     ASSET      GROWTH   INVESTORS    NEW    STRATEGIC   TOTAL
                             EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE     STOCK     TRUST   DISCOVERY  INCOME    RETURN
                             INCOME    FUNDAMENTAL    VARIABLE    STRATEGIC   SERIES -- SERIES -- SERIES -- SERIES -- SERIES --
                            BUILDER       VALUE      INVESTORS       BOND      SERVICE   SERVICE   SERVICE   SERVICE   SERVICE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   CLASS     CLASS     CLASS     CLASS     CLASS
                            CLASS II     CLASS I      CLASS I      CLASS I     SHARES    SHARES    SHARES    SHARES    SHARES
                          ------------ ------------ ------------ ------------ --------- --------- --------- --------- ---------
                                                                    YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $  17,759       4,676          687        3,109       5,549    19,524        --    83,698    353,909
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     11,263       5,627          521          817      19,545    22,011    10,605    14,406    213,415
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net investment income
  (expense)..............      6,496        (951)         166        2,292     (13,996)   (2,487)  (10,605)   69,292    140,494
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (123,855)    (25,954)      (3,018)      (4,632)    (32,658)  (77,558)  (44,935)    8,862   (378,076)
  Change in unrealized
   appreciation
   (depreciation)........    224,787     117,458        9,904       12,448     442,091   392,266   380,385    90,304  1,985,925
  Capital gain
   distributions.........         --          --           --           44          --        --        --        --         --
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........    100,932      91,504        6,886        7,860     409,433   314,708   335,450    99,166  1,607,849
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Increase (decrease) in
  net assets from
  operations.............  $ 107,428      90,553        7,052       10,152     395,437   312,221   324,845   168,458  1,748,343
                           =========     =======       ======       ======     =======   =======   =======   =======  =========


                          ---------


                           MFS(R)
                          UTILITIES
                          SERIES --
                           SERVICE
                            CLASS
                           SHARES
                          ---------

                          ---------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  132,162
  Mortality and expense
   risk and
   administrative
   charges (note 4)......   47,934
                          --------
Net investment income
  (expense)..............   84,228
                          --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (191,507)
  Change in unrealized
   appreciation
   (depreciation)........  965,329
  Capital gain
   distributions.........       --
                          --------
Net realized and
  unrealized gain (loss)
  on investments.........  773,822
                          --------
Increase (decrease) in
  net assets from
  operations.............  858,050
                          ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
                                                                        YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $     --           --        780           190          --      207,462         --      248,293
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,684      109,903      3,431        43,435       5,396      178,345        620      265,082
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net investment income
  (expense)..............    (3,684)    (109,903)    (2,651)      (43,245)     (5,396)      29,117       (620)     (16,789)
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (17,328)    (556,236)    (8,371)     (150,087)    (72,052)    (272,362)   (47,715)     202,313
  Change in unrealized
   appreciation
   (depreciation)........    69,176    1,702,449     98,611     1,167,277     101,743    3,532,281     57,391    3,653,894
  Capital gain
   distributions.........        --           --         --            --          --      230,060         --           --
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    51,848    1,146,213     90,240     1,017,190      29,691    3,489,979      9,676    3,856,207
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Increase (decrease) in
  net assets from
  operations.............  $ 48,164    1,036,310     87,589       973,945      24,295    3,519,096      9,056    3,839,418
                           ========    =========     ======     =========     =======    =========    =======    =========

                          -----------------------
                          OPPENHEIMER
                          MAIN STREET OPPENHEIMER
                           SMALL CAP    MIDCAP
                          FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE
                            SHARES      SHARES
                          ----------- -----------

                          -----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     34,769         --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     86,646      2,994
                           ---------    -------
Net investment income
  (expense)..............    (51,877)    (2,994)
                           ---------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (315,583)   (20,526)
  Change in unrealized
   appreciation
   (depreciation)........  2,076,614     82,324
  Capital gain
   distributions.........         --         --
                           ---------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,761,031     61,798
                           ---------    -------
Increase (decrease) in
  net assets from
  operations.............  1,709,154     58,804
                           =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          OPPENHEIMER
                           VARIABLE
                            ACCOUNT
                             FUNDS
                          (CONTINUED)                             PIMCO VARIABLE INSURANCE TRUST
                          ----------- ---------------------------------------------------------------------------------------
                                                    FOREIGN BOND
                          OPPENHEIMER  ALL ASSET     PORTFOLIO                   LONG-TERM U.S.
                            MIDCAP    PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                          FUND/VA --    ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                            SERVICE      CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SHARES       SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES
                          ----------- ------------ -------------- -------------- -------------- -------------- --------------
                                                                                  YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $    --      85,885        13,595         633,865         924,738     2,141,790      2,959,614
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     2,659      15,670         1,627         121,657         213,132       562,785        678,314
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net investment income
  (expense)..............    (2,659)     70,215        11,968         512,208         711,606     1,579,005      2,281,300
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (6,806)    (28,441)         (509)        (44,627)        221,598        56,051        313,650
  Change in unrealized
   appreciation
   (depreciation)........    56,395     137,462           892       1,912,368      (2,494,194)    1,016,659      1,519,641
  Capital gain
   distributions.........        --          --            --              --         429,595       744,143        799,610
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    49,589     109,021           383       1,867,741      (1,843,001)    1,816,853      2,632,901
                            -------     -------        ------       ---------      ----------     ---------      ---------
Increase (decrease) in
  net assets from
  operations.............   $46,930     179,236        12,351       2,379,949      (1,131,395)    3,395,858      4,914,201
                            =======     =======        ======       =========      ==========     =========      =========



                              RYDEX
                          VARIABLE TRUST   THE ALGER PORTFOLIOS
                          -------------- ------------------------
                                            ALGER        ALGER
                                          LARGE CAP    SMALL CAP
                                            GROWTH       GROWTH
                                         PORTFOLIO -- PORTFOLIO --
                          NASDAQ-100(R)   CLASS I-2    CLASS I-2
                               FUND         SHARES       SHARES
                          -------------- ------------ ------------

                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --         1,148           --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     11,058         2,485        2,984
                             -------        ------       ------
Net investment income
  (expense)..............    (11,058)       (1,337)      (2,984)
                             -------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (2,188)       (6,034)      (6,173)
  Change in unrealized
   appreciation
   (depreciation)........    288,335        74,592       86,633
  Capital gain
   distributions.........         --            --           --
                             -------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    286,147        68,558       80,460
                             -------        ------       ------
Increase (decrease) in
  net assets from
  operations.............    275,089        67,221       77,476
                             =======        ======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      THE
                                                                   UNIVERSAL
                                                                 INSTITUTIONAL      VAN KAMPEN LIFE
                                THE PRUDENTIAL SERIES FUND        FUNDS, INC.      INVESTMENT TRUST
                          -------------------------------------  ------------- ------------------------
                            JENNISON
                             20/20                    NATURAL     EQUITY AND     CAPITAL
                             FOCUS       JENNISON    RESOURCES      INCOME        GROWTH      COMSTOCK
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS II     CLASS II     CLASS II      CLASS II     CLASS II
                             SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------- ------------ ------------
                                                   YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $     44         259       356,389       34,277           --       120,897
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     18,790       1,372        56,335       25,890        4,982        43,449
                            --------      ------     ---------      -------      -------      --------
Net investment income
  (expense)..............    (18,746)     (1,113)      300,054        8,387       (4,982)       77,448
                            --------      ------     ---------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (53,721)       (245)     (686,800)     (18,864)     (17,866)     (312,926)
  Change in unrealized
   appreciation
   (depreciation)........    632,795      32,895     2,232,800      243,646      179,298       918,306
  Capital gain
   distributions.........         --          --            --           --           --            --
                            --------      ------     ---------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    579,074      32,650     1,546,000      224,782      161,432       605,380
                            --------      ------     ---------      -------      -------      --------
Increase (decrease) in
  net assets from
  operations.............   $560,328      31,537     1,846,054      233,169      156,450       682,828
                            ========      ======     =========      =======      =======      ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                                  AIM VARIABLE INSURANCE FUNDS
                                                        --------------------------------------------------------------

                                                            AIM V.I. BASIC      AIM V.I. CAPITAL      AIM V.I. CORE
                                                            VALUE FUND --      APPRECIATION FUND --   EQUITY FUND --
                                CONSOLIDATED TOTAL         SERIES II SHARES     SERIES I SHARES      SERIES I SHARES
                            --------------------------  ---------------------  -------------------  -----------------
                                                                      YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                                2009          2008         2009       2008       2009      2008       2009     2008
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 13,571,111    13,669,087     (4,249)     13,536   (3,353)    (9,596)    2,781     3,991
  Net realized gain
   (loss) on investments...  (26,459,593)  (76,246,648)  (185,578)    (81,872) (25,733)   (13,852)  (15,403)   (2,589)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  171,566,005  (238,906,622)   656,017  (1,399,813)  91,149   (311,833)  139,054  (246,261)
  Capital gain
   distribution............    3,817,791    19,381,090         --     297,470       --         --        --        --
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
     Increase (decrease)
       in net assets
       from operations.....  162,495,314  (282,103,093)   466,190  (1,170,679)  62,063   (335,281)  126,432  (244,859)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
From capital
  transactions (note 4):
  Net premiums.............   80,041,081   279,869,757      4,922       2,365    1,966      7,282    93,924    76,080
  Death benefits...........   (9,713,013)  (13,088,300)        --      (2,972)  (5,302)        --    (9,779)   (3,016)
  Surrenders...............  (44,335,585)  (51,883,418)   (59,091)   (133,080) (43,449)  (120,780)  (86,341) (133,524)
  Administrative expenses..   (2,796,331)   (1,451,200)      (930)     (1,572)    (285)      (390)   (1,071)     (291)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    4,939,513   (10,359,088)   (66,735)     33,974    6,589    (68,917)    8,707   (56,764)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   28,135,665   203,087,751   (121,834)   (101,285) (40,481)  (182,805)    5,440  (117,515)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Increase (decrease) in
  net assets...............  190,630,979   (79,015,342)   344,356  (1,271,964)  21,582   (518,086)  131,872  (362,374)
Net assets at beginning
  of year..................  700,096,528   779,111,870  1,041,057   2,313,021  367,030    885,116   517,231   879,605
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Net assets at end of year.. $890,727,507   700,096,528  1,385,413   1,041,057  388,612    367,030   649,103   517,231
                            ============  ============  =========  ==========  =======   ========   =======  ========
Change in units (note 5):
  Units purchased..........                                13,649      24,629    1,906      6,208    15,150    11,870
  Units redeemed...........                               (25,411)    (32,255)  (8,328)   (26,869)  (14,424)  (21,408)
                                                        ---------  ----------  -------   --------   -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........                               (11,762)     (7,626)  (6,422)   (20,661)      726    (9,538)
                                                        =========  ==========  =======   ========   =======  ========

                            -------------------
                                 AIM V.I.
                                GLOBAL REAL
                              ESTATE FUND --
                             SERIES II SHARES
                            ------------------

                            -------------------
                              2009      2008
                            --------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (8,491)   41,754
  Net realized gain
   (loss) on investments...  (33,165) (174,262)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  178,829  (157,184)
  Capital gain
   distribution............       --    56,352
                            --------  --------
     Increase (decrease)
       in net assets
       from operations.....  137,173  (233,340)
                            --------  --------
From capital
  transactions (note 4):
  Net premiums.............      134    61,354
  Death benefits...........       --      (427)
  Surrenders...............  (16,547)  (17,610)
  Administrative expenses..     (289)     (213)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (13,648)   67,012
                            --------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (30,350)  110,116
                            --------  --------
Increase (decrease) in
  net assets...............  106,823  (123,224)
Net assets at beginning
  of year..................  453,619   576,843
                            --------  --------
Net assets at end of year..  560,442   453,619
                            ========  ========
Change in units (note 5):
  Units purchased..........  372,478   153,405
  Units redeemed........... (376,119) (126,535)
                            --------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (3,641)   26,870
                            ========  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                            -----------------------------------------

                                   AIM V.I.              AIM V.I.
                                 INTERNATIONAL          LARGE CAP
                                GROWTH FUND --        GROWTH FUND --
                               SERIES II SHARES      SERIES I SHARES
                            ----------------------  -----------------

                            ------------------------------------------
                               2009        2008       2009     2008
                            ----------  ----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (14,768)   (117,245)  (2,203)   (3,708)
  Net realized gain
   (loss) on investments...   (417,376) (2,659,580)  (1,636)    1,056
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  2,291,926  (2,800,087)  44,894  (107,755)
  Capital gain
   distribution............         --      94,604       --        --
                            ----------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  1,859,782  (5,482,308)  41,055  (110,407)
                            ----------  ----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............  1,402,206   5,912,728       --     5,200
  Death benefits...........     (1,082)    (12,659)      --        --
  Surrenders...............   (313,391)   (353,337)  (6,808)  (13,870)
  Administrative expenses..    (32,542)    (22,919)    (209)     (284)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (193,562) (2,132,205)   2,042    29,932
                            ----------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........    861,629   3,391,608   (4,975)   20,978
                            ----------  ----------  -------  --------
Increase (decrease) in
  net assets...............  2,721,411  (2,090,700)  36,080   (89,429)
Net assets at beginning
  of year..................  5,395,578   7,486,278  171,471   260,900
                            ----------  ----------  -------  --------
Net assets at end of year.. $8,116,989   5,395,578  207,551   171,471
                            ==========  ==========  =======  ========
Change in units (note 5):
  Units purchased..........    742,807   1,804,230      333    10,700
  Units redeemed...........   (619,128) (1,594,271)    (910)   (8,851)
                            ----------  ----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    123,679     209,959     (577)    1,849
                            ==========  ==========  =======  ========

                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                            ---------------------------------------------------------------
                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                               BALANCED WEALTH      GLOBAL THEMATIC         GROWTH AND
                                   STRATEGY              GROWTH               INCOME
                                 PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                                   CLASS B              CLASS B              CLASS B
                            ---------------------  -----------------  ---------------------
                            YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------
                               2009       2008       2009     2008       2009       2008
                            ---------  ----------  -------  --------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (48,253)     77,318   (5,209)   (6,042)    99,078     177,742
  Net realized gain
   (loss) on investments...  (244,286)   (408,918)  (8,135)     (445)  (431,683)   (589,689)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 1,512,251  (1,783,788) 151,238  (256,006) 1,229,845  (4,130,522)
  Capital gain
   distribution............        --     119,376       --        --         --   1,065,561
                            ---------  ----------  -------  --------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations..... 1,219,712  (1,996,012) 137,894  (262,493)   897,240  (3,476,908)
                            ---------  ----------  -------  --------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   772,954   3,944,313   10,803     6,410     68,717     106,753
  Death benefits...........        --          --   (1,022)       --    (39,223)    (37,811)
  Surrenders...............  (163,856)   (118,850)  (7,418)  (66,666)  (413,901)   (609,012)
  Administrative expenses..   (39,935)    (19,359)    (701)     (558)    (4,089)     (4,433)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    63,167     390,398   52,026   (74,037)  (232,300)     91,225
                            ---------  ----------  -------  --------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   632,330   4,196,502   53,688  (134,851)  (620,796)   (453,278)
                            ---------  ----------  -------  --------  ---------  ----------
Increase (decrease) in
  net assets............... 1,852,042   2,200,490  191,582  (397,344)   276,444  (3,930,186)
Net assets at beginning
  of year.................. 4,886,871   2,686,381  244,599   641,943  5,302,269   9,232,455
                            ---------  ----------  -------  --------  ---------  ----------
Net assets at end of year.. 6,738,913   4,886,871  436,181   244,599  5,578,713   5,302,269
                            =========  ==========  =======  ========  =========  ==========
Change in units (note 5):
  Units purchased..........   805,330     775,023    8,775     8,055    677,911     322,992
  Units redeemed...........  (713,593)   (328,867)  (3,221)  (17,123)  (757,336)   (317,809)
                            ---------  ----------  -------  --------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    91,737     446,156    5,554    (9,068)   (79,425)      5,183
                            =========  ==========  =======  ========  =========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                   AMERICAN CENTURY
                                                                                                VARIABLE PORTFOLIOS II,
                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)           INC.
                            ------------------------------------------------------------------  ----------------------
                                ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                  INTERNATIONAL             LARGE CAP            SMALL CAP
                                      VALUE                   GROWTH               GROWTH            VP INFLATION
                                  PORTFOLIO --             PORTFOLIO --         PORTFOLIO --      PROTECTION FUND --
                                     CLASS B                 CLASS B              CLASS B              CLASS II
                            ------------------------  ---------------------  -----------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                                2009         2008        2009       2008       2009     2008       2009        2008
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   (46,622)      49,721    (19,164)    (28,511)  (2,742)   (2,512)     16,826      27,936
  Net realized gain
   (loss) on investments...  (1,421,739) (12,865,615)   (60,376)     (7,470) (10,640)    5,611     341,379      27,750
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   4,090,336   (5,345,824)   451,631    (891,738)  75,434  (104,332)    936,734     241,711
  Capital gain
   distribution............          --      977,160         --          --       --        --          --          --
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   2,621,975  (17,184,558)   372,091    (927,719)  62,052  (101,233)  1,294,939     297,397
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............   1,160,722   12,850,308        487      41,219   37,257    20,056   3,255,965   1,418,634
  Death benefits...........      (1,574)     (28,907)    (1,229)    (11,954)      --        --     (50,401)         --
  Surrenders...............    (290,412)    (690,131)  (111,681)   (148,990) (10,349)  (22,418)   (647,583)   (138,512)
  Administrative expenses..     (38,990)     (45,126)    (1,340)     (1,396)    (357)     (181)    (80,170)    (13,214)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (336,962)  (4,644,993)   (55,051)   (114,056)  28,677    72,057   2,836,625  10,967,845
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........     492,784    7,441,151   (168,814)   (235,177)  55,228    69,514   5,314,436  12,234,753
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Increase (decrease) in
  net assets...............   3,114,759   (9,743,407)   203,277  (1,162,896) 117,280   (31,719)  6,609,375  12,532,150
Net assets at beginning
  of year..................   7,501,135   17,244,542  1,203,245   2,366,141  133,093   164,812  13,526,460     994,310
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Net assets at end of year.. $10,615,894    7,501,135  1,406,522   1,203,245  250,373   133,093  20,135,835  13,526,460
                            ===========  ===========  =========  ==========  =======  ========  ==========  ==========
Change in units (note 5):
  Units purchased..........   1,498,457    4,963,563     19,616      32,479   14,102    11,039   2,230,629   1,759,525
  Units redeemed...........  (1,367,669)  (4,946,748)   (45,766)    (63,277)  (5,826)   (3,863) (1,723,792)   (524,601)
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     130,788       16,815    (26,150)    (30,798)   8,276     7,176     506,837   1,234,924
                            ===========  ===========  =========  ==========  =======  ========  ==========  ==========

                             AMERICAN CENTURY
                            VARIABLE PORTFOLIOS,
                                   INC.
                            -------------------


                               VP INCOME &
                              GROWTH FUND --
                                 CLASS I
                            -------------------

                            --------------------
                              2009      2008
                            -------   --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  17,864      2,695
  Net realized gain
   (loss) on investments... (17,874)  (109,790)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  88,366   (287,987)
  Capital gain
   distribution............      --     84,637
                            -------   --------
     Increase (decrease)
       in net assets
       from operations.....  88,356   (310,445)
                            -------   --------
From capital
  transactions (note 4):
  Net premiums.............     150      5,800
  Death benefits...........      --         --
  Surrenders...............  (6,235)   (17,999)
  Administrative expenses..    (294)      (352)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (1,946)    (2,726)
                            -------   --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (8,325)   (15,277)
                            -------   --------
Increase (decrease) in
  net assets...............  80,031   (325,722)
Net assets at beginning
  of year.................. 559,253    884,975
                            -------   --------
Net assets at end of year.. 639,284    559,253
                            =======   ========
Change in units (note 5):
  Units purchased..........   2,227     28,327
  Units redeemed...........  (3,538)   (29,276)
                            -------   --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (1,311)      (949)
                            =======   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)
                            ----------------------------------------------------------------

                                VP INTERNATIONAL        VP ULTRA(R)           VP VALUE
                                    FUND --               FUND --              FUND --
                                    CLASS I               CLASS I              CLASS I
                            -----------------------  -----------------  --------------------
                                                             YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                                2009        2008       2009     2008       2009       2008
                            -----------  ----------  -------  --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $     5,495     (26,422)  (4,647)   (9,060)    39,979     96,603
  Net realized gain
   (loss) on investments...       5,021    (755,717) (37,407)  (26,637)   (80,949)  (224,057)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     475,797    (965,730) 147,564  (372,925)   216,844   (484,424)
  Capital gain
   distribution............          --     228,695       --    93,437         --    117,516
                            -----------  ----------  -------  --------  ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....     486,313  (1,519,174) 105,510  (315,185)   175,874   (494,362)
                            -----------  ----------  -------  --------  ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............         603     514,083    1,061     4,462        385     67,688
  Death benefits...........          --      (4,779)      --        --         --         --
  Surrenders...............     (87,489)   (102,448) (28,435)  (72,403)   (43,063)   (92,106)
  Administrative expenses..      (1,347)     (1,533)    (523)     (832)      (632)      (570)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (195,412)     (8,611) (30,970) (111,007)    (8,573)  (308,488)
                            -----------  ----------  -------  --------  ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (283,645)    396,712  (58,867) (179,780)   (51,883)  (333,476)
                            -----------  ----------  -------  --------  ---------  ---------
Increase (decrease) in
  net assets...............     202,668  (1,122,462)  46,643  (494,965)   123,991   (827,838)
Net assets at beginning
  of year..................   1,648,662   2,771,124  360,807   855,772    982,631  1,810,469
                            -----------  ----------  -------  --------  ---------  ---------
Net assets at end of year.. $ 1,851,330   1,648,662  407,450   360,807  1,106,622    982,631
                            ===========  ==========  =======  ========  =========  =========
Change in units (note 5):
  Units purchased..........   1,864,700   1,002,858    3,286    13,008     57,221     38,929
  Units redeemed...........  (1,898,044)   (976,559)  (9,957)  (28,541)   (61,638)   (66,945)
                            -----------  ----------  -------  --------  ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (33,344)     26,299   (6,671)  (15,533)    (4,417)   (28,016)
                            ===========  ==========  =======  ========  =========  =========

                               BLACKROCK VARIABLE SERIES FUNDS, INC.
                            ------------------------------------------
                                BLACKROCK             BLACKROCK
                               BASIC VALUE        GLOBAL ALLOCATION
                               V.I. FUND --          V.I. FUND --
                             CLASS III SHARES      CLASS III SHARES
                            -----------------  -----------------------

                            -------------------------------------------
                              2009     2008       2009         2008
                            -------  --------  ----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   4,625     4,164     126,951      522,308
  Net realized gain
   (loss) on investments... (27,485)  (69,738) (1,266,465)  (1,957,042)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 181,826  (263,691) 12,260,985  (12,106,344)
  Capital gain
   distribution............      --     7,664          --      270,226
                            -------  --------  ----------  -----------
     Increase (decrease)
       in net assets
       from operations..... 158,966  (321,601) 11,121,471  (13,270,852)
                            -------  --------  ----------  -----------
From capital
  transactions (note 4):
  Net premiums............. 178,496   109,681  11,551,985   39,045,330
  Death benefits...........      --        --          --      (21,987)
  Surrenders...............  (5,181)  (14,645) (1,784,199)  (1,257,238)
  Administrative expenses..  (1,560)     (999)   (390,174)    (158,840)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  18,040   (20,198)  1,450,089   (1,034,135)
                            -------  --------  ----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........ 189,795    73,839  10,827,701   36,573,130
                            -------  --------  ----------  -----------
Increase (decrease) in
  net assets............... 348,761  (247,762) 21,949,172   23,302,278
Net assets at beginning
  of year.................. 511,815   759,577  55,768,012   32,465,734
                            -------  --------  ----------  -----------
Net assets at end of year.. 860,576   511,815  77,717,184   55,768,012
                            =======  ========  ==========  ===========
Change in units (note 5):
  Units purchased..........  33,346    28,269   2,975,963    5,953,531
  Units redeemed...........  (6,769)  (21,054) (1,811,955)  (2,365,304)
                            -------  --------  ----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  26,577     7,215   1,164,008    3,588,227
                            =======  ========  ==========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BLACKROCK VARIABLE SERIES FUNDS,
                                      INC. (CONTINUED)              COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                            ------------------------------------  --------------------------------------------
                                BLACKROCK          BLACKROCK                                COLUMBIA MARSICO
                                LARGE CAP            VALUE           COLUMBIA MARSICO        INTERNATIONAL
                                  GROWTH         OPPORTUNITIES         GROWTH FUND,       OPPORTUNITIES FUND,
                               V.I. FUND --       V.I. FUND --           VARIABLE               VARIABLE
                             CLASS III SHARES   CLASS III SHARES    SERIES -- CLASS A      SERIES -- CLASS B
                            -----------------  -----------------  ---------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                              2009      2008     2009     2008       2009       2008        2009       2008
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (2,793)  (1,879)  (2,798)    7,026    (22,909)    (47,348)    17,669   1,151,980
  Net realized gain
   (loss) on investments...   (5,616)  (3,951) (65,084) (199,844)  (229,412)    (25,204)  (886,288) (5,065,833)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   60,790  (65,678) 160,006   (12,016)   903,407  (1,861,702) 3,065,157  (6,403,419)
  Capital gain
   distribution............       --       --       --     5,154         --          --         --   1,421,281
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   52,381  (71,508)  92,124  (199,680)   651,086  (1,934,254) 2,196,538  (8,895,991)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --       --   96,294    56,086    171,199     695,119    732,766   5,959,322
  Death benefits...........       --       --       --        --         --      (3,126)      (775)    (12,942)
  Surrenders...............   (9,574)  (8,336)  (8,358)  (10,614)  (455,956)   (150,487)  (277,887)   (434,258)
  Administrative expenses..      (75)     (82)    (858)     (713)    (8,146)     (3,969)   (25,170)    (22,809)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   10,866  111,849   10,005   (58,323)   (20,035)   (138,673)  (481,365) (2,426,767)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    1,217  103,431   97,083   (13,564)  (312,938)    398,864    (52,431)  3,062,546
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............   53,598   31,923  189,207  (213,244)   338,148  (1,535,390) 2,144,107  (5,833,445)
Net assets at beginning
  of year..................  207,286  175,363  292,787   506,031  2,949,665   4,485,055  6,156,105  11,989,550
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Net assets at end of year.. $260,884  207,286  481,994   292,787  3,287,813   2,949,665  8,300,212   6,156,105
                            ========  =======  =======  ========  =========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........   14,148   16,078   23,358    24,201     98,150     158,864    593,717   1,937,469
  Units redeemed...........  (13,881)  (2,355)  (7,322)  (23,872)  (121,697)    (95,418)  (558,270) (1,853,516)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      267   13,723   16,036       329    (23,547)     63,446     35,447      83,953
                            ========  =======  =======  ========  =========  ==========  =========  ==========

                               DWS VARIABLE
                                 SERIES II
                            ------------------

                                DWS DREMAN
                               SMALL MID CAP
                               VALUE VIP --
                              CLASS B SHARES
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............     236     81,801
  Net realized gain
   (loss) on investments... (61,302)  (206,108)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 237,602   (609,285)
  Capital gain
   distribution............      --    325,563
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations..... 176,536   (408,029)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............   1,339     17,648
  Death benefits...........  (2,321)        --
  Surrenders............... (27,265)   (69,070)
  Administrative expenses..    (501)      (732)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  16,044   (204,663)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (12,704)  (256,817)
                            -------  ---------
Increase (decrease) in
  net assets............... 163,832   (664,846)
Net assets at beginning
  of year.................. 647,651  1,312,497
                            -------  ---------
Net assets at end of year.. 811,483    647,651
                            =======  =========
Change in units (note 5):
  Units purchased..........   3,586     11,222
  Units redeemed...........  (4,279)   (25,677)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (693)   (14,455)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS VARIABLE SERIES II (CONTINUED)                             DREYFUS
                            -------------------------------------  ----------------------------------------------------------
                                                                                             DREYFUS            THE DREYFUS
                                                                   DREYFUS INVESTMENT        VARIABLE             SOCIALLY
                                                                      PORTFOLIOS            INVESTMENT          RESPONSIBLE
                               DWS STRATEGIC      DWS TECHNOLOGY     MIDCAP STOCK            FUND --               GROWTH
                                VALUE VIP --          VIP --         PORTFOLIO --          MONEY MARKET        FUND, INC. --
                               CLASS B SHARES     CLASS B SHARES    INITIAL SHARES          PORTFOLIO          INITIAL SHARES
                            -------------------  ----------------  ----------------   ---------------------  -----------------
                                                                 YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------------
                              2009       2008      2009     2008     2009      2008      2009        2008      2009     2008
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 11,516     45,240   (2,172)  (2,467)      (1)   10,298     (25,537)    12,278   (1,456)   (2,483)
  Net realized gain
   (loss) on investments...  (77,983)  (150,952)  (2,342)  (1,320) (20,570)  (23,003)        (34)        --       31      (176)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  161,814   (493,411)  67,235  (87,912)  54,623   (79,245)         (2)         1   73,418  (124,816)
  Capital gain
   distribution............       --    129,530       --       --       --    15,741          --         --       --        --
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   95,347   (469,593)  62,721  (91,699)  34,052   (76,209)    (25,573)    12,279   71,993  (127,475)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............    1,021        357       --      468    1,007     5,073          --     57,365    1,000     3,550
  Death benefits...........  (20,761)        --       --       --       --        --    (762,285)  (483,761)      --        --
  Surrenders...............  (44,983)    (8,806)  (4,861)  (4,151)  (1,678)  (14,044)   (397,341)   (66,716) (10,410)  (13,452)
  Administrative expenses..     (490)      (895)    (189)    (257)    (176)     (254)     (1,508)      (404)    (378)     (475)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    4,800   (156,767)   5,881    1,236  (10,352)   10,065    (518,633) 2,248,623   (5,156)      944
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (60,413)  (166,111)     831   (2,704) (11,199)      840  (1,679,767) 1,755,107  (14,944)   (9,433)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Increase (decrease) in
  net assets...............   34,934   (635,704)  63,552  (94,403)  22,853   (75,369) (1,705,340) 1,767,386   57,049  (136,908)
Net assets at beginning
  of year..................  420,825  1,056,529  104,478  198,881  111,592   186,961   2,858,847  1,091,461  226,884   363,792
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Net assets at end of year.. $455,759    420,825  168,030  104,478  134,445   111,592   1,153,507  2,858,847  283,933   226,884
                            ========  =========  =======  =======  =======   =======  ==========  =========  =======  ========
Change in units (note 5):
  Units purchased..........    3,873      9,219    2,027    2,570    1,252     7,795     159,524    580,181    1,193     2,467
  Units redeemed...........   (9,634)   (25,147)  (1,776)  (2,609)  (2,385)   (7,591)   (318,770)  (414,284)  (2,972)   (3,786)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (5,761)   (15,928)     251      (39)  (1,133)      204    (159,246)   165,897   (1,779)   (1,319)
                            ========  =========  =======  =======  =======   =======  ==========  =========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                           EVERGREEN VARIABLE
                                      EATON VANCE VARIABLE TRUST            ANNUITY TRUST
                            ---------------------------------------------  -----------------

                                                         VT WORLDWIDE        EVERGREEN VA
                               VT FLOATING - RATE           HEALTH              OMEGA
                                  INCOME FUND            SCIENCES FUND     FUND -- CLASS 2
                            -----------------------  --------------------  -----------------
                                                                  YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                                2009        2008        2009       2008      2009     2008
                            -----------  ----------  ---------  ---------  -------   ------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   338,331     544,193      9,721    (26,247)    (627)    (647)
  Net realized gain
   (loss) on investments...    (324,709) (1,603,994)   (81,826)   (64,328)   1,383      118
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   3,550,755  (2,996,046)    81,301   (308,037)  31,387   (9,185)
  Capital gain
   distribution............          --          --     75,029    236,310       --       --
                            -----------  ----------  ---------  ---------  -------   ------
     Increase (decrease)
       in net assets
       from operations.....   3,564,377  (4,055,847)    84,225   (162,302)  32,143   (9,714)
                            -----------  ----------  ---------  ---------  -------   ------
From capital
  transactions (note 4):
  Net premiums.............     887,248   4,797,251     30,780     48,910   11,242   31,839
  Death benefits...........      (6,018)    (10,814)        --         --       --       --
  Surrenders...............    (853,615)   (614,538)  (149,467)   (69,236)    (255)     (97)
  Administrative expenses..     (23,495)    (17,657)    (1,480)    (2,758)    (416)     (74)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (455,217) (5,069,305)   (16,233)  (788,799)  17,309     (890)
                            -----------  ----------  ---------  ---------  -------   ------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (451,097)   (915,063)  (136,400)  (811,883)  27,880   30,778
                            -----------  ----------  ---------  ---------  -------   ------
Increase (decrease) in
  net assets...............   3,113,280  (4,970,910)   (52,175)  (974,185)  60,023   21,064
Net assets at beginning
  of year..................   8,834,254  13,805,164  1,246,006  2,220,191   64,524   43,460
                            -----------  ----------  ---------  ---------  -------   ------
Net assets at end of year.. $11,947,534   8,834,254  1,193,831  1,246,006  124,547   64,524
                            ===========  ==========  =========  =========  =======   ======
Change in units (note 5):
  Units purchased..........     800,949   1,681,796     24,782     22,925    3,790    4,751
  Units redeemed...........    (851,291) (1,815,289)   (37,126)   (79,663)  (1,022)    (141)
                            -----------  ----------  ---------  ---------  -------   ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (50,342)   (133,493)   (12,344)   (56,738)   2,768    4,610
                            ===========  ==========  =========  =========  =======   ======

                                 FEDERATED INSURANCE SERIES
                            -----------------------------------
                                FEDERATED         FEDERATED
                                 CAPITAL         CLOVER VALUE
                                 INCOME           FUND II --
                                 FUND II        PRIMARY SHARES
                            ----------------  -----------------

                            ------------------------------------
                              2009     2008     2009     2008
                            -------  -------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   6,552    7,040    1,677     9,697
  Net realized gain
   (loss) on investments... (13,085) (16,412) (46,830)  (29,883)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  35,210  (27,739)  55,082  (103,993)
  Capital gain
   distribution............      --       --       --    47,444
                            -------  -------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  28,677  (37,111)   9,929   (76,735)
                            -------  -------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............   2,693      420      407       397
  Death benefits........... (25,545)      --       --        --
  Surrenders...............  (4,327) (18,851) (11,632)  (43,019)
  Administrative expenses..    (126)    (161)    (131)     (194)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     376  (40,429) (12,654)   (1,248)
                            -------  -------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (26,929) (59,021) (24,010)  (44,064)
                            -------  -------  -------  --------
Increase (decrease) in
  net assets...............   1,748  (96,132) (14,081) (120,799)
Net assets at beginning
  of year.................. 122,753  218,885  124,860   245,659
                            -------  -------  -------  --------
Net assets at end of year.. 124,501  122,753  110,779   124,860
                            =======  =======  =======  ========
Change in units (note 5):
  Units purchased..........     366      353    1,529       162
  Units redeemed...........  (3,489)  (6,655)  (4,981)   (4,713)
                            -------  -------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (3,123)  (6,302)  (3,452)   (4,551)
                            =======  =======  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         FEDERATED INSURANCE SERIES (CONTINUED)
                            ----------------------------------------------------------------
                              FEDERATED HIGH        FEDERATED HIGH
                                INCOME BOND          INCOME BOND         FEDERATED KAUFMANN
                                FUND II --            FUND II --             FUND II --
                              PRIMARY SHARES        SERVICE SHARES         SERVICE SHARES
                            ------------------  ---------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                              2009      2008       2009       2008        2009       2008
                            --------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 14,378    20,337    416,601     597,581    (90,688)     55,453
  Net realized gain
   (loss) on investments...  (14,990)  (14,619)  (235,533)   (531,173)   (44,043)    (29,397)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   51,853   (51,883) 1,617,535  (1,665,222) 1,497,926  (2,024,613)
  Capital gain
   distribution............       --        --         --          --         --     258,870
                            --------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   51,241   (46,165) 1,798,603  (1,598,814) 1,363,195  (1,739,687)
                            --------  --------  ---------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --        --     98,395      73,647    629,220     310,102
  Death benefits...........       --        --         --      (5,930)      (696)     (8,160)
  Surrenders...............  (69,226)  (27,602)  (487,235)   (516,599)  (298,813)   (245,143)
  Administrative expenses..      (89)     (166)    (6,831)     (8,470)   (19,471)     (5,256)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    3,748   (71,553)    44,994  (2,403,964)   (93,265)  2,305,425
                            --------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (65,567)  (99,321)  (350,677) (2,861,316)   216,975   2,356,968
                            --------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............  (14,326) (145,486) 1,447,926  (4,460,130) 1,580,170     617,281
Net assets at beginning
  of year..................  118,279   263,765  3,823,589   8,283,719  4,828,638   4,211,357
                            --------  --------  ---------  ----------  ---------  ----------
Net assets at end of year.. $103,953   118,279  5,271,515   3,823,589  6,408,808   4,828,638
                            ========  ========  =========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........      371       371     38,961      73,233    444,791     524,036
  Units redeemed...........   (5,589)   (8,222)   (67,947)   (290,078)  (388,008)   (148,102)
                            --------  --------  ---------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (5,218)   (7,851)   (28,986)   (216,845)    56,783     375,934
                            ========  ========  =========  ==========  =========  ==========

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            -------------------------------------------
                                   VIP                     VIP
                            ASSET MANAGER/SM/       ASSET MANAGER/SM/
                               PORTFOLIO --           PORTFOLIO --
                              INITIAL CLASS          SERVICE CLASS 2
                            ---------------------  --------------------

                            --------------------------------------------
                              2009       2008        2009       2008
                             -------    --------   -------   ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   1,574      17,071      4,842      69,818
  Net realized gain
   (loss) on investments... (17,665)     (2,553)   (77,341)    (53,230)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  52,530    (104,649)   268,806    (419,350)
  Capital gain
   distribution............      --      10,437         --      44,982
                             -------    --------   -------   ---------
     Increase (decrease)
       in net assets
       from operations.....  36,439     (79,694)   196,307    (357,780)
                             -------    --------   -------   ---------
From capital
  transactions (note 4):
  Net premiums.............      --          --         --          --
  Death benefits...........      --          --     (7,421)         --
  Surrenders............... (42,808)    (45,782)   (13,712)    (55,583)
  Administrative expenses..    (124)       (124)    (1,224)     (1,443)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     117     (52,111)   (48,965)    120,546
                             -------    --------   -------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (42,815)    (98,017)   (71,322)     63,520
                             -------    --------   -------   ---------
Increase (decrease) in
  net assets...............  (6,376)   (177,711)   124,985    (294,260)
Net assets at beginning
  of year.................. 169,368     347,079    797,377   1,091,637
                             -------    --------   -------   ---------
Net assets at end of year.. 162,992     169,368    922,362     797,377
                             =======    ========   =======   =========
Change in units (note 5):
  Units purchased..........      14           2     29,162      37,039
  Units redeemed...........  (4,297)     (7,727)   (36,924)    (33,418)
                             -------    --------   -------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (4,283)     (7,725)    (7,762)      3,621
                             =======    ========   =======   =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            -------------------------------------------------------------------------------------------
                                                                                                        VIP DYNAMIC
                                                                                                          CAPITAL
                                  VIP BALANCED         VIP CONTRAFUND(R)       VIP CONTRAFUND(R)        APPRECIATION
                                  PORTFOLIO --            PORTFOLIO --            PORTFOLIO --          PORTFOLIO --
                                SERVICE CLASS 2          INITIAL CLASS          SERVICE CLASS 2       SERVICE CLASS 2
                            -----------------------  ---------------------  -----------------------  -----------------
                                                                        YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                                2009        2008        2009       2008        2009         2008       2009     2008
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    29,384      97,973       (876)     (7,333)    (50,836)    (255,781)  (3,595)   (3,352)
  Net realized gain
   (loss) on investments...    (520,212)   (362,026)  (118,892)   (140,631) (1,633,292)  (8,056,868)  (4,361)  (12,215)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   4,037,496  (4,739,883)   437,634    (835,757)  7,088,640   (9,433,071)  80,057  (147,035)
  Capital gain
   distribution............          --     189,335         --      53,552          --      828,458       --     2,237
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   3,546,668  (4,814,601)   317,866    (930,169)  5,404,512  (16,917,262)  72,101  (160,365)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............     432,491   3,115,008        835         420   1,191,347    6,644,075       --     7,383
  Death benefits...........          --     (16,652)   (66,708)     (4,285)    (49,361)     (13,957)      --        --
  Surrenders...............    (458,223)   (399,707)  (162,626)   (385,385)   (916,308)  (1,698,070)  (1,464)  (17,131)
  Administrative expenses..     (41,359)    (22,837)    (1,331)     (1,771)    (38,432)     (46,964)    (444)     (370)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (166,220)  4,245,605     (7,078)    (50,997)    365,146   (8,259,869)  (1,479)   (3,308)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (233,311)  6,921,417   (236,908)   (442,018)    552,392   (3,374,785)  (3,387)  (13,426)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Increase (decrease) in
  net assets...............   3,313,357   2,106,816     80,958  (1,372,187)  5,956,904  (20,292,047)  68,714  (173,791)
Net assets at beginning
  of year..................  10,172,270   8,065,454  1,050,544   2,422,731  16,223,546   36,515,593  216,641   390,432
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Net assets at end of year.. $13,485,627  10,172,270  1,131,502   1,050,544  22,180,450   16,223,546  285,355   216,641
                            ===========  ==========  =========  ==========  ==========  ===========  =======  ========
Change in units (note 5):
  Units purchased..........     334,381   1,080,031        648       7,002   1,292,608    2,321,448      249     2,683
  Units redeemed...........    (361,285)   (360,428)   (18,707)    (35,429) (1,192,928)  (2,764,704)    (651)   (3,193)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (26,904)    719,603    (18,059)    (28,427)     99,680     (443,256)    (402)     (510)
                            ===========  ==========  =========  ==========  ==========  ===========  =======  ========

                            -------------------


                             VIP EQUITY-INCOME
                               PORTFOLIO --
                               INITIAL CLASS
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   5,011      9,204
  Net realized gain
   (loss) on investments... (65,281)   (26,859)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 205,639   (458,142)
  Capital gain
   distribution............      --        945
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations..... 145,369   (474,852)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............   1,218        817
  Death benefits........... (26,569)        --
  Surrenders............... (30,005)   (98,375)
  Administrative expenses..    (426)      (542)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (15,268)   (37,458)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (71,050)  (135,558)
                            -------  ---------
Increase (decrease) in
  net assets...............  74,319   (610,410)
Net assets at beginning
  of year.................. 588,243  1,198,653
                            -------  ---------
Net assets at end of year.. 662,562    588,243
                            =======  =========
Change in units (note 5):
  Units purchased..........   1,139      1,810
  Units redeemed...........  (9,533)   (12,216)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (8,394)   (10,406)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            ------------------------------------------------------------------------------------
                                                       VIP GROWTH &         VIP GROWTH &          VIP GROWTH
                               VIP EQUITY-INCOME          INCOME               INCOME           OPPORTUNITIES
                                 PORTFOLIO --          PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                                SERVICE CLASS 2       INITIAL CLASS       SERVICE CLASS 2       INITIAL CLASS
                            ----------------------  -----------------  ---------------------  -----------------
                                                                    YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------
                               2009        2008       2009     2008       2009       2008       2009     2008
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   22,117     (32,917)    (618)    7,636     (9,467)     36,207   (1,214)   (2,322)
  Net realized gain
   (loss) on investments...   (654,054) (4,489,060)  (7,338)   (3,314)  (146,853)   (139,819) (11,809)    1,269
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  1,955,445  (2,855,058)  56,453  (213,132)   470,726  (1,427,366)  60,048  (158,724)
  Capital gain
   distribution............         --      11,727       --    40,103         --     237,879       --        --
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  1,323,508  (7,365,308)  48,497  (168,707)   314,406  (1,293,099)  47,025  (159,777)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............     (5,189)  4,044,927       --        --     36,661      59,847      407    11,706
  Death benefits...........    (28,099)    (29,258)  (2,224)  (40,403)      (858)         --       --        --
  Surrenders...............   (375,124)   (700,190) (10,617) (145,442)  (120,814)   (232,588) (15,767)  (64,168)
  Administrative expenses..     (5,546)    (17,246)    (270)     (378)    (1,289)     (1,360)    (110)     (170)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (171,998) (4,315,692)     252    (7,362)   (20,388)   (769,677)    (181)      552
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (585,956) (1,017,459) (12,859) (193,585)  (106,688)   (943,778) (15,651)  (52,080)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Increase (decrease) in
  net assets...............    737,552  (8,382,767)  35,638  (362,292)   207,718  (2,236,877)  31,374  (211,857)
Net assets at beginning
  of year..................  5,076,559  13,459,326  199,956   562,248  1,388,541   3,625,418  119,253   331,110
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Net assets at end of year.. $5,814,111   5,076,559  235,594   199,956  1,596,259   1,388,541  150,627   119,253
                            ==========  ==========  =======  ========  =========  ==========  =======  ========
Change in units (note 5):
  Units purchased..........    847,733   1,722,952       60     1,004     26,773      26,270       72     1,570
  Units redeemed...........   (918,768) (2,095,114)  (1,598)  (16,640)   (38,551)   (117,132)  (3,046)   (7,225)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (71,035)   (372,162)  (1,538)  (15,636)   (11,778)    (90,862)  (2,974)   (5,655)
                            ==========  ==========  =======  ========  =========  ==========  =======  ========

                            ------------------

                                VIP GROWTH
                               PORTFOLIO --
                              INITIAL CLASS
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (3,600)   (4,372)
  Net realized gain
   (loss) on investments... (23,012)   (4,714)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 127,576  (380,843)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 100,964  (389,929)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............   4,043       420
  Death benefits...........  (2,327)  (40,807)
  Surrenders............... (26,830) (160,046)
  Administrative expenses..    (529)     (653)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,517    (6,524)
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (23,126) (207,610)
                            -------  --------
Increase (decrease) in
  net assets...............  77,838  (597,539)
Net assets at beginning
  of year.................. 400,208   997,747
                            -------  --------
Net assets at end of year.. 478,046   400,208
                            =======  ========
Change in units (note 5):
  Units purchased..........     966     1,963
  Units redeemed...........  (4,100)  (18,775)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (3,134)  (16,812)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            -----------------------------------------------------------------------------------------
                                                        VIP INVESTMENT
                                  VIP GROWTH              GRADE BOND             VIP MID CAP          VIP OVERSEAS
                                 PORTFOLIO --            PORTFOLIO --           PORTFOLIO --          PORTFOLIO --
                                SERVICE CLASS 2        SERVICE CLASS 2         SERVICE CLASS 2       INITIAL CLASS
                            ----------------------  ---------------------  ----------------------  -----------------
                                                                      YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------
                               2009        2008        2009       2008        2009        2008       2009     2008
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (16,094)    (19,296)    68,822      72,393    (42,501)     499,617    1,643    14,198
  Net realized gain
   (loss) on investments...   (110,847)     50,396     10,928    (408,372)  (564,325)  (2,414,894) (23,957)    2,965
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    424,578  (1,230,919)    20,096     (79,069) 3,180,334   (7,017,321)  63,826  (279,015)
  Capital gain
   distribution............         --          --         --          --         --    1,893,889       --    50,316
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....    297,637  (1,199,819)    99,846    (415,048) 2,573,508   (7,038,709)  41,512  (211,536)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............      2,681      72,940    763,614   3,773,778    272,479    1,974,369       --        --
  Death benefits...........        343     (14,398)        --      (9,493)     1,177      (35,398)  (8,846)   (3,723)
  Surrenders...............    (99,464)   (150,091)     3,377    (159,694)  (512,648)  (1,139,828) (45,571) (174,186)
  Administrative expenses..     (1,112)     (1,361)    (5,998)    (11,841)   (10,325)     (20,352)    (140)     (283)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (131,649)    247,889    270,407  (6,229,446)  (262,682)  (5,380,448)   3,690   (55,638)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (229,201)    154,979  1,031,400  (2,636,696)  (511,999)  (4,601,657) (50,867) (233,830)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Increase (decrease) in
  net assets...............     68,436  (1,044,840) 1,131,246  (3,051,744) 2,061,509  (11,640,366)  (9,355) (445,366)
Net assets at beginning
  of year..................  1,322,220   2,367,060    445,552   3,497,296  7,307,673   18,948,039  204,208   649,574
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Net assets at end of year.. $1,390,656   1,322,220  1,576,798     445,552  9,369,182    7,307,673  194,853   204,208
                            ==========  ==========  =========  ==========  =========  ===========  =======  ========
Change in units (note 5):
  Units purchased..........     17,292      62,650    159,996   1,074,388     82,094      589,906      428       934
  Units redeemed...........    (53,215)    (46,560)   (61,724) (1,375,192)  (117,000)    (948,779)  (5,711)  (18,058)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (35,923)     16,090     98,272    (300,804)   (34,906)    (358,873)  (5,283)  (17,124)
                            ==========  ==========  =========  ==========  =========  ===========  =======  ========

                            ------------------
                                VIP VALUE
                                STRATEGIES
                               PORTFOLIO --
                             SERVICE CLASS 2
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (2,993)   48,646
  Net realized gain
   (loss) on investments... (26,672)  (25,321)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 149,150  (257,888)
  Capital gain
   distribution............      --    20,957
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 119,485  (213,606)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............   3,405        --
  Death benefits...........      --     1,726
  Surrenders...............  (4,709)  (45,386)
  Administrative expenses..    (355)     (409)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (9,261)    5,026
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (10,920)  (39,043)
                            -------  --------
Increase (decrease) in
  net assets............... 108,565  (252,649)
Net assets at beginning
  of year.................. 201,792   454,441
                            -------  --------
Net assets at end of year.. 310,357   201,792
                            =======  ========
Change in units (note 5):
  Units purchased..........   4,075     4,653
  Units redeemed...........  (4,084)   (7,166)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      (9)   (2,513)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                            ----------------------------------------------------------------------------------------------
                                                                             FRANKLIN TEMPLETON
                                                       FRANKLIN LARGE CAP       VIP FOUNDING
                                 FRANKLIN INCOME             GROWTH           FUNDS ALLOCATION          MUTUAL SHARES
                                SECURITIES FUND --     SECURITIES FUND --          FUND --           SECURITIES FUND --
                                  CLASS 2 SHARES         CLASS 2 SHARES        CLASS 2 SHARES          CLASS 2 SHARES
                            -------------------------  ------------------  ----------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                                2009          2008       2009      2008       2009        2008        2009        2008
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  5,762,264    4,171,194      (821)   12,108     142,240     155,118      26,509     124,598
  Net realized gain
   (loss) on investments...   (5,764,867)  (5,537,574)  (14,968)  (49,084)   (711,411)   (732,224)     (9,181)   (762,069)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   26,673,918  (37,266,044)  105,628  (222,703)  4,862,233  (6,455,590)  2,523,882  (1,852,573)
  Capital gain
   distribution............           --    1,506,245        --    23,631          --     407,007          --     170,199
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   26,671,315  (37,126,179)   89,839  (236,048)  4,293,062  (6,625,689)  2,541,210  (2,319,845)
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      744,491   31,105,688       581     6,231     323,522  12,332,129   1,756,577   1,148,005
  Death benefits...........     (109,873)     (22,089)   (4,713)       --          --          --     (16,794)     (2,228)
  Surrenders...............   (4,189,577)  (4,107,316)  (20,826)  (21,910)   (544,320)   (468,297)   (366,771)   (212,063)
  Administrative expenses..     (291,141)    (167,517)     (383)     (448)   (114,098)    (52,985)    (49,544)    (11,568)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (7,576,162)     930,464   (25,903)  (30,532)    475,040   1,138,927     393,919   5,294,960
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (11,422,262)  27,739,230   (51,244)  (46,659)    140,144  12,949,774   1,717,387   6,217,106
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets...............   15,249,053   (9,386,949)   38,595  (282,707)  4,433,206   6,324,085   4,258,597   3,897,261
Net assets at beginning
  of year..................   87,781,574   97,168,523   378,907   661,614  14,294,307   7,970,222   9,528,152   5,630,891
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Net assets at end of year.. $103,030,627   87,781,574   417,502   378,907  18,727,513  14,294,307  13,786,749   9,528,152
                            ============  ===========  ========  ========  ==========  ==========  ==========  ==========
Change in units (note 5):
  Units purchased..........    3,238,741    7,622,844   201,355    85,584     863,196   2,188,604   1,431,784   1,684,244
  Units redeemed...........   (4,597,045)  (4,598,615) (208,520)  (90,396)   (809,258)   (697,464) (1,188,018)   (758,546)
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,358,304)   3,024,229    (7,165)   (4,812)     53,938   1,491,140     243,766     925,698
                            ============  ===========  ========  ========  ==========  ==========  ==========  ==========

                            ------------------

                               TEMPLETON
                            FOREIGN SECURITIES
                                FUND --
                             CLASS 1 SHARES
                            -----------------

                            ------------------
                             2009      2008
                            ------   -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    858     1,569
  Net realized gain
   (loss) on investments... (1,551)     (377)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 11,461   (35,433)
  Capital gain
   distribution............  1,577     5,977
                            ------   -------
     Increase (decrease)
       in net assets
       from operations..... 12,345   (28,264)
                            ------   -------
From capital
  transactions (note 4):
  Net premiums.............     --        --
  Death benefits...........     --        --
  Surrenders............... (1,517)   (2,473)
  Administrative expenses..    (48)      (94)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (2,071)  (18,973)
                            ------   -------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (3,636)  (21,540)
                            ------   -------
Increase (decrease) in
  net assets...............  8,709   (49,804)
Net assets at beginning
  of year.................. 36,568    86,372
                            ------   -------
Net assets at end of year.. 45,277    36,568
                            ======   =======
Change in units (note 5):
  Units purchased..........     29       235
  Units redeemed...........   (377)   (1,828)
                            ------   -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (348)   (1,593)
                            ======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                            ----------------------------------------------------------------------------------
                                                      TEMPLETON GLOBAL  TEMPLETON GLOBAL
                               TEMPLETON FOREIGN      ASSET ALLOCATION   BOND SECURITIES    TEMPLETON GROWTH
                               SECURITIES FUND --         FUND --            FUND --       SECURITIES FUND --
                                 CLASS 2 SHARES        CLASS 2 SHARES    CLASS 1 SHARES      CLASS 2 SHARES
                            -----------------------  -----------------  ----------------  --------------------
                                                                     YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                                2009        2008       2009     2008      2009     2008      2009       2008
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    53,030      79,919   36,367    66,304    6,121    1,439     34,229      6,935
  Net realized gain
   (loss) on investments...     (73,695) (1,029,578) (76,277)  (99,050)   2,427    6,664    (10,145)  (152,878)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     887,202  (2,061,975) 118,316  (247,083)  (1,365)  (4,911)   649,394   (914,561)
  Capital gain
   distribution............     134,284     440,895    7,003    82,070       --       --         --    124,676
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   1,000,821  (2,570,739)  85,409  (197,759)   7,183    3,192    673,478   (935,828)
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............       2,076     580,065       80    16,380       10       --    249,168    150,672
  Death benefits...........     (18,390)     (5,835)      --        --       --       --         --         --
  Surrenders...............    (132,148)   (173,688) (14,410)  (49,689) (19,706) (39,537)   (85,990)   (51,863)
  Administrative expenses..      (2,045)     (2,440)    (496)     (579)     (71)     (51)    (4,106)    (2,622)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     (84,433)   (494,974) (20,513)  (83,597)  24,401   (4,053)   (28,191)   988,660
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (234,940)    (96,872) (35,339) (117,485)   4,634  (43,641)   130,881  1,084,847
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets...............     765,881  (2,667,611)  50,070  (315,244)  11,817  (40,449)   804,359    149,019
Net assets at beginning
  of year..................   3,020,701   5,688,312  477,162   792,406   46,346   86,795  2,215,432  2,066,413
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Net assets at end of year.. $ 3,786,582   3,020,701  527,232   477,162   58,163   46,346  3,019,791  2,215,432
                            ===========  ==========  =======  ========  =======  =======  =========  =========
Change in units (note 5):
  Units purchased..........   1,831,243   1,124,224    3,241     2,395    1,862      497    862,074    306,626
  Units redeemed...........  (1,862,290) (1,151,346)  (5,827)   (9,798)  (1,604)  (4,090)  (839,127)  (131,525)
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (31,047)    (27,122)  (2,586)   (7,403)     258   (3,593)    22,947    175,101
                            ===========  ==========  =======  ========  =======  =======  =========  =========

                               GE INVESTMENTS
                                 FUNDS, INC.
                            --------------------

                                 CORE VALUE
                               EQUITY FUND --
                               CLASS 1 SHARES
                            --------------------

                            ---------------------
                               2009       2008
                            ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    (4,272)    (5,302)
  Net realized gain
   (loss) on investments...   (68,180)   (29,027)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   355,044   (653,872)
  Capital gain
   distribution............        --     38,477
                            ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   282,592   (649,724)
                            ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............    85,741     70,549
  Death benefits...........   (10,124)   (11,666)
  Surrenders...............  (128,211)  (147,760)
  Administrative expenses..    (1,792)      (897)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    89,832   (154,444)
                            ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    35,446   (244,218)
                            ---------  ---------
Increase (decrease) in
  net assets...............   318,038   (893,942)
Net assets at beginning
  of year.................. 1,238,688  2,132,630
                            ---------  ---------
Net assets at end of year.. 1,556,726  1,238,688
                            =========  =========
Change in units (note 5):
  Units purchased..........    25,760     15,166
  Units redeemed...........   (20,256)   (32,582)
                            ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     5,504    (17,416)
                            =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                            -------------------------------------------------------------------------------------------
                                                      INTERNATIONAL           MID-CAP
                                INCOME FUND --        EQUITY FUND --       EQUITY FUND --
                                CLASS 1 SHARES        CLASS 1 SHARES       CLASS 1 SHARES         MONEY MARKET FUND
                            ----------------------  -----------------  ---------------------  ------------------------
                                                                         YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                               2009        2008       2009     2008       2009       2008         2009         2008
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   55,721     109,461      270     6,267    (32,358)    (86,276)    (365,874)      73,180
  Net realized gain
   (loss) on investments...   (143,991)   (139,911) (75,008)    8,340   (174,241) (1,833,247)          (1)          --
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    220,054    (189,282)  94,609  (195,712) 1,033,301  (1,037,861)           1           --
  Capital gain
   distribution............         --          --       --    90,510         --      43,524           --           --
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
     Increase (decrease)
       in net assets
       from operations.....    131,784    (219,732)  19,871   (90,595)   826,702  (2,913,860)    (365,874)      73,180
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
From capital
  transactions (note 4):
  Net premiums.............     14,045     383,650       --        --     (8,579)  1,643,137    9,721,288   15,947,575
  Death benefits...........    (50,048)         --   (3,065)       --        356     (15,496)  (7,744,331) (11,177,042)
  Surrenders...............   (462,333)   (366,218)  (5,573)   (9,924)  (322,291)   (736,272)  (5,853,113)  (4,366,542)
  Administrative expenses..     (4,720)     (3,071)     (92)     (130)    (3,645)     (8,205)     (86,363)     (38,593)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (146,236)   (840,062) (49,928)  (18,312)    10,931  (2,618,715)   1,732,584   18,775,426
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (649,292)   (825,701) (58,658)  (28,366)  (323,228) (1,735,551)  (2,229,935)  19,140,824
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Increase (decrease) in
  net assets...............   (517,508) (1,045,433) (38,787) (118,961)   503,474  (4,649,411)  (2,595,809)  19,214,004
Net assets at beginning
  of year..................  2,728,200   3,773,633  101,156   220,117  2,303,732   6,953,143   30,508,526   11,294,522
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Net assets at end of year.. $2,210,692   2,728,200   62,369   101,156  2,807,206   2,303,732   27,912,717   30,508,526
                            ==========  ==========  =======  ========  =========  ==========  ===========  ===========
Change in units (note 5):
  Units purchased..........     25,196     125,048      282     4,301     37,343     568,853   23,245,574   24,643,972
  Units redeemed...........    (81,716)   (193,152)  (6,094)   (6,147)   (68,600)   (800,276) (20,026,791) (16,345,548)
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (56,520)    (68,104)  (5,812)   (1,846)   (31,257)   (231,423)   3,218,783    8,298,424
                            ==========  ==========  =======  ========  =========  ==========  ===========  ===========

                            ---------------------
                               PREMIER GROWTH
                               EQUITY FUND --
                               CLASS 1 SHARES
                            --------------------

                            ---------------------
                               2009       2008
                            ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (11,594)   (16,001)
  Net realized gain
   (loss) on investments...   (35,694)    (5,676)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   346,253   (597,710)
  Capital gain
   distribution............        --     53,775
                            ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   298,965   (565,612)
                            ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............       407      8,001
  Death benefits...........        --         --
  Surrenders...............   (24,404)  (208,498)
  Administrative expenses..      (680)    (1,111)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (53,252)  (188,439)
                            ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (77,929)  (390,047)
                            ---------  ---------
Increase (decrease) in
  net assets...............   221,036   (955,659)
Net assets at beginning
  of year..................   863,200  1,818,859
                            ---------  ---------
Net assets at end of year.. 1,084,236    863,200
                            =========  =========
Change in units (note 5):
  Units purchased..........     2,440      5,072
  Units redeemed...........   (12,725)   (45,447)
                            ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (10,285)   (40,375)
                            =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                            ------------------------------------------------------------------------------------------------
                                  REAL ESTATE
                              SECURITIES FUND --                                SMALL-CAP EQUITY          TOTAL RETURN
                                CLASS 1 SHARES       S&P 500(R) INDEX FUND   FUND -- CLASS 1 SHARES  FUND -- CLASS 1 SHARES
                            ----------------------  -----------------------  ---------------------  -----------------------
                                                                             YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------------
                               2009        2008        2009         2008        2009       2008        2009         2008
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  133,587     185,533     100,602      (18,115)   (38,557)    (48,874)    (23,335)      51,201
  Net realized gain
   (loss) on investments...   (444,642)   (916,960)   (826,939)  (1,690,822)  (384,900)   (436,886) (1,750,219)      82,645
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  1,652,040    (281,617)  4,042,296  (11,880,130) 1,076,502  (1,293,023)  4,408,026   (9,267,396)
  Capital gain
   distribution............         --          --          --       79,826         --      18,557          --      100,817
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
     Increase (decrease)
       in net assets
       from operations.....  1,340,985  (1,013,044)  3,315,959  (13,509,241)   653,045  (1,760,226)  2,634,472   (9,032,733)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
From capital
  transactions (note 4):
  Net premiums.............    451,289     393,347      20,906    3,038,354     10,312      80,790     559,715      780,025
  Death benefits...........     (2,526)      1,708     (54,917)    (107,692)    (9,091)    (19,770)    (14,784)          --
  Surrenders...............   (204,438)   (323,281) (1,557,957)  (4,023,154)  (265,812)   (520,044)   (739,172)  (2,088,577)
  Administrative expenses..    (14,212)     (3,941)    (20,511)     (42,852)    (1,867)     (3,086)    (17,530)     (34,244)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (470,584)    736,203     412,412  (12,854,496)   (36,006) (1,307,213) (4,375,935)  (5,126,560)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (240,471)    804,036  (1,200,067) (13,989,840)  (302,464) (1,769,323) (4,587,706)  (6,469,356)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
  net assets...............  1,100,514    (209,008)  2,115,892  (27,499,081)   350,581  (3,529,549) (1,953,234) (15,502,089)
Net assets at beginning
  of year..................  3,530,206   3,739,214  14,564,212   42,063,293  2,451,113   5,980,662  18,765,210   34,267,299
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Net assets at end of year.. $4,630,720   3,530,206  16,680,104   14,564,212  2,801,694   2,451,113  16,811,976   18,765,210
                            ==========  ==========  ==========  ===========  =========  ==========  ==========  ===========
Change in units (note 5):
  Units purchased..........    405,080     395,940     213,722    1,129,378     36,551      48,489     208,207      306,827
  Units redeemed...........   (394,211)   (161,098)   (370,786)  (2,689,064)   (65,310)   (180,027)   (650,276)    (791,449)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     10,869     234,842    (157,064)  (1,559,686)   (28,759)   (131,538)   (442,069)    (484,622)
                            ==========  ==========  ==========  ===========  =========  ==========  ==========  ===========

                            -------------------------

                                  TOTAL RETURN
                             FUND -- CLASS 3 SHARES
                            ------------------------

                            -------------------------
                                2009         2008
                            -----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    (534,873)     199,052
  Net realized gain
   (loss) on investments...  (3,737,089)  (4,885,844)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  22,509,579  (36,489,379)
  Capital gain
   distribution............          --      531,138
                            -----------  -----------
     Increase (decrease)
       in net assets
       from operations.....  18,237,617  (40,645,033)
                            -----------  -----------
From capital
  transactions (note 4):
  Net premiums.............   6,136,833   46,679,609
  Death benefits...........     (56,139)    (140,302)
  Surrenders...............  (3,868,077)  (4,039,409)
  Administrative expenses..    (427,083)    (212,689)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,300,712   (4,770,139)
                            -----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   4,086,246   37,517,070
                            -----------  -----------
Increase (decrease) in
  net assets...............  22,323,863   (3,127,963)
Net assets at beginning
  of year..................  98,632,940  101,760,903
                            -----------  -----------
Net assets at end of year.. 120,956,803   98,632,940
                            ===========  ===========
Change in units (note 5):
  Units purchased..........   4,451,235    8,697,812
  Units redeemed...........  (3,892,882)  (4,657,072)
                            -----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     558,353    4,040,740
                            ===========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 GE INVESTMENTS
                                  FUNDS, INC.
                                  (CONTINUED)
                             ---------------------  ----------------------------

                                  U.S. EQUITY         GENWORTH CALAMOS GROWTH
                             FUND --CLASS 1 SHARES     FUND -- SERVICE SHARES
                             ---------------------  ---------------------------
                                   YEAR ENDED                      PERIOD FROM
                                  DECEMBER 31,       YEAR ENDED  SEPTEMBER 08 TO
                             ---------------------  DECEMBER 31,  DECEMBER 31,
                                2009        2008        2009          2008
                             ----------  ---------  ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (3,815)     3,343       (506)          (10)
 Net realized gain
   (loss) on investments....    (40,085)   (21,665)     1,438             4
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    320,005   (564,512)    13,284           372
 Capital gain
   distribution.............         --     10,654         --            --
                             ----------  ---------     ------         -----
    Increase (decrease)
     in net assets from
     operations.............    276,105   (572,180)    14,216           366
                             ----------  ---------     ------         -----
From capital
 transactions (note 4):
 Net premiums...............      3,610    175,720     11,419         8,000
 Death benefits.............         --     (4,382)        --            --
 Surrenders.................    (78,618)  (205,583)        --            --
 Administrative expenses....     (1,912)      (802)      (201)           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (6,869)  (170,773)    18,809           329
                             ----------  ---------     ------         -----
    Increase (decrease)
     in net assets from
     capital transactions...    (83,789)  (205,820)    30,027         8,329
                             ----------  ---------     ------         -----
Increase (decrease) in
 net assets.................    192,316   (778,000)    44,243         8,695
Net assets at beginning
 of year....................    989,620  1,767,620      8,695            --
                             ----------  ---------     ------         -----
Net assets at end of year... $1,181,936    989,620     52,938         8,695
                             ==========  =========     ======         =====
Change in units (note 5):
 Units purchased............      4,747     32,573      5,509         1,369
 Units redeemed.............    (14,832)   (45,003)    (1,298)          (17)
                             ----------  ---------     ------         -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,085)   (12,430)     4,211         1,352
                             ==========  =========     ======         =====


                                          GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------------------------------------------------
                              GENWORTH COLUMBIA MID CAP                                    GENWORTH EATON VANCE
                                    VALUE FUND --          GENWORTH DAVIS NY VENTURE     LARGE CAP VALUE FUND --
                                    SERVICE SHARES           FUND -- SERVICE SHARES           SERVICE SHARES
                             ---------------------------  ---------------------------  ---------------------------
                                            PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008           2009          2008
                             ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (27,391)         5,185       (3,362)           166         (28,713)        8,148
 Net realized gain
   (loss) on investments....    149,630        (13,586)      22,495            (51)        194,706        12,515
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    779,048        (16,950)      59,657          1,708       1,249,660       287,947
 Capital gain
   distribution.............         --             --           --             --              --            --
                              ---------      ---------      -------        -------      ----------     ---------
    Increase (decrease)
     in net assets from
     operations.............    901,287        (25,351)      78,790          1,823       1,415,653       308,610
                              ---------      ---------      -------        -------      ----------     ---------
From capital
 transactions (note 4):
 Net premiums...............    608,711        241,263      170,048        244,797       1,887,944       867,753
 Death benefits.............       (734)            --           --             --          (1,736)           --
 Surrenders.................   (118,377)       (12,826)      (1,527)            --        (307,510)      (35,115)
 Administrative expenses....    (16,889)        (2,401)      (2,173)            --         (49,613)       (6,987)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (77,936)     2,318,079      (51,826)         4,696         792,259     5,724,714
                              ---------      ---------      -------        -------      ----------     ---------
    Increase (decrease)
     in net assets from
     capital transactions...    394,775      2,544,115      114,522        249,493       2,321,344     6,550,365
                              ---------      ---------      -------        -------      ----------     ---------
Increase (decrease) in
 net assets.................  1,296,062      2,518,764      193,312        251,316       3,736,997     6,858,975
Net assets at beginning
 of year....................  2,518,764             --      251,316             --       6,858,975            --
                              ---------      ---------      -------        -------      ----------     ---------
Net assets at end of year...  3,814,826      2,518,764      444,628        251,316      10,595,972     6,858,975
                              =========      =========      =======        =======      ==========     =========
Change in units (note 5):
 Units purchased............    470,393        448,695       38,574         35,857       1,146,995     1,071,659
 Units redeemed.............   (406,748)       (65,205)     (25,177)           (41)       (827,689)     (167,514)
                              ---------      ---------      -------        -------      ----------     ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     63,645        383,490       13,397         35,816         319,306       904,145
                              =========      =========      =======        =======      ==========     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                         --------------------------------------------------------------------------------------
                                                                          GENWORTH LEGG MASON
                                            GENWORTH GOLDMAN SACHS       CLEARBRIDGE AGGRESSIVE
                                           ENHANCED CORE BOND INDEX              GROWTH             GENWORTH PIMCO STOCKSPLUS
                                            FUND -- SERVICE SHARES       FUND -- SERVICE SHARES       FUND -- SERVICE SHARES
                                         ---------------------------  ---------------------------  ---------------------------
                                                        PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                                          YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                                         DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2009          2008           2009          2008           2009          2008
                                         ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........ $   382,655        22,452       (164,896)      (21,351)     1,199,390       329,600
 Net realized gain (loss) on
   investments..........................     228,526        27,384        701,511        37,470        741,647         9,309
 Change in unrealized appreciation
   (depreciation) on investments........    (119,382)      339,100      2,272,971       552,814      2,167,939      (477,017)
 Capital gain distribution..............       5,377            --             --            --        870,484       483,994
                                         -----------     ---------     ----------     ---------     ----------    ----------
    Increase (decrease) in net
     assets from operations.............     497,176       388,936      2,809,586       568,933      4,979,460       345,886
                                         -----------     ---------     ----------     ---------     ----------    ----------
From capital transactions (note 4):
 Net premiums...........................   2,013,846       720,434      1,927,737       781,823      2,703,765     1,085,534
 Death benefits.........................      (1,608)           --         (2,112)           --         (2,964)           --
 Surrenders.............................    (333,894)      (43,789)      (366,096)      (41,818)      (498,160)      (56,143)
 Administrative expenses................     (46,214)       (6,377)       (55,999)       (8,320)       (77,767)      (11,259)
 Transfers between subaccounts
   (including fixed account), net.......   1,626,625     5,525,914       (264,571)    6,708,600     (1,526,949)    9,394,973
                                         -----------     ---------     ----------     ---------     ----------    ----------
    Increase (decrease) in net
     assets from capital transactions...   3,258,755     6,196,182      1,238,959     7,440,285        597,925    10,413,105
                                         -----------     ---------     ----------     ---------     ----------    ----------
Increase (decrease) in net assets.......   3,755,931     6,585,118      4,048,545     8,009,218      5,577,385    10,758,991
Net assets at beginning of year.........   6,585,118            --      8,009,218            --     10,758,991            --
                                         -----------     ---------     ----------     ---------     ----------    ----------
Net assets at end of year............... $10,341,049     6,585,118     12,057,763     8,009,218     16,336,376    10,758,991
                                         ===========     =========     ==========     =========     ==========    ==========
Change in units (note 5):
 Units purchased........................     907,330       773,978      1,166,321     1,301,698      1,511,205     1,761,727
 Units redeemed.........................    (613,754)     (151,161)    (1,007,875)     (228,071)    (1,421,503)     (274,048)
                                         -----------     ---------     ----------     ---------     ----------    ----------
 Net increase (decrease) in units
   from capital transactions with
   contract owners......................     293,576       622,817        158,446     1,073,627         89,702     1,487,679
                                         ===========     =========     ==========     =========     ==========    ==========

                                               GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                         ---------------------------------------------------------
                                               GENWORTH PUTNAM
                                            INTERNATIONAL CAPITAL          GENWORTH THORNBURG
                                                OPPORTUNITIES             INTERNATIONAL VALUE
                                            FUND -- SERVICE SHARES       FUND -- SERVICE SHARES
                                         ---------------------------  ---------------------------
                                                        PERIOD FROM                  PERIOD FROM
                                          YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                                         DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2009          2008           2009          2008
                                         ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........    408,513         (9,075)      (54,725)           464
 Net realized gain (loss) on
   investments..........................    506,605          8,775       223,106         15,333
 Change in unrealized appreciation
   (depreciation) on investments........    604,271        232,097       673,548        174,028
 Capital gain distribution..............      1,187             --            --             --
                                          ---------      ---------     ---------      ---------
    Increase (decrease) in net
     assets from operations.............  1,520,576        231,797       841,929        189,825
                                          ---------      ---------     ---------      ---------
From capital transactions (note 4):
 Net premiums...........................    734,112        289,910       739,098        260,756
 Death benefits.........................       (813)            --          (747)            --
 Surrenders.............................   (131,271)       (15,239)     (118,048)       (17,063)
 Administrative expenses................    (21,136)        (3,069)      (17,094)        (2,503)
 Transfers between subaccounts
   (including fixed account), net.......   (592,519)     2,397,601         7,872      2,103,353
                                          ---------      ---------     ---------      ---------
    Increase (decrease) in net
     assets from capital transactions...    (11,627)     2,669,203       611,081      2,344,543
                                          ---------      ---------     ---------      ---------
Increase (decrease) in net assets.......  1,508,949      2,901,000     1,453,010      2,534,368
Net assets at beginning of year.........  2,901,000             --     2,534,368             --
                                          ---------      ---------     ---------      ---------
Net assets at end of year...............  4,409,949      2,901,000     3,987,378      2,534,368
                                          =========      =========     =========      =========
Change in units (note 5):
 Units purchased........................    403,740        511,615       397,276        409,666
 Units redeemed.........................   (409,143)       (89,385)     (323,568)       (77,917)
                                          ---------      ---------     ---------      ---------
 Net increase (decrease) in units
   from capital transactions with
   contract owners......................     (5,403)       422,230        73,708        331,749
                                          =========      =========     =========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            GOLDMAN SACHS VARIABLE INSURANCE TRUST
                            --------------------------------------  -------------------------
                              GOLDMAN SACHS     GOLDMAN SACHS MID
                                  GROWTH               CAP
                             AND INCOME FUND        VALUE FUND       JPMORGAN BOND PORTFOLIO
                            -----------------  -------------------  ------------------------
                                                                    PERIOD FROM
                                    YEAR ENDED DECEMBER 31,         JANUARY 1 TO  YEAR ENDED
                            --------------------------------------   APRIL 27,   DECEMBER 31,
                              2009     2008      2009       2008        2009         2008
                            -------  --------  --------  ---------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   328       434     1,120     (7,595)      82,606     122,034
  Net realized gain
   (loss) on investments...  (1,050)    2,408   (83,375)   (97,476)    (465,218)   (166,114)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  14,081   (52,118)  297,803   (412,203)     357,768    (250,262)
  Capital gain
   distribution............      --        11        --      1,917           --          --
                            -------  --------  --------  ---------   ----------   ---------
     Increase (decrease)
       in net assets
       from operations.....  13,359   (49,265)  215,548   (515,357)     (24,844)   (294,342)
                            -------  --------  --------  ---------   ----------   ---------
From capital
  transactions (note 4):
  Net premiums.............      --        --       300      6,805          447       6,403
  Death benefits...........      --        --    (2,800)        --           --          --
  Surrenders...............  (2,531)  (63,914)  (45,468)  (342,476)     (39,406)   (165,369)
  Administrative expenses..     (69)      (74)     (504)      (831)        (297)     (1,425)
  Transfers between
   subaccounts
   (including fixed
   account), net...........      (5)   (2,442) (111,545)   (98,351)  (1,234,028)   (218,808)
                            -------  --------  --------  ---------   ----------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (2,605)  (66,430) (160,017)  (434,853)  (1,273,284)   (379,199)
                            -------  --------  --------  ---------   ----------   ---------
Increase (decrease) in
  net assets...............  10,754  (115,695)   55,531   (950,210)  (1,298,128)   (673,541)
Net assets at beginning
  of year..................  81,108   196,803   743,814  1,694,024    1,298,128   1,971,669
                            -------  --------  --------  ---------   ----------   ---------
Net assets at end of year.. $91,862    81,108   799,345    743,814           --   1,298,128
                            =======  ========  ========  =========   ==========   =========
Change in units (note 5):
  Units purchased..........      --       224     2,999     40,656        4,915      66,297
  Units redeemed...........    (283)   (5,712)  (17,191)   (61,516)    (147,249)   (102,762)
                            -------  --------  --------  ---------   ----------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (283)   (5,488)  (14,192)   (20,860)    (142,334)    (36,465)
                            =======  ========  ========  =========   ==========   =========

                            J.P. MORGAN SERIES TRUST II
                            ---------------------------------------------------

                             JPMORGAN INTERNATIONAL    JPMORGAN MID CAP VALUE
                                EQUITY PORTFOLIO              PORTFOLIO
                            ------------------------  ------------------------
                            PERIOD FROM               PERIOD FROM
                            JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31,
                                2009         2008         2009         2008
                            ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............      5,654        1,570        30,112       (3,064)
  Net realized gain
   (loss) on investments...   (106,292)     (95,345)     (637,953)    (134,610)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     88,078     (167,209)      556,180   (1,144,667)
  Capital gain
   distribution............      6,134       71,008         3,353      202,269
                              --------     --------    ----------   ----------
     Increase (decrease)
       in net assets
       from operations.....     (6,426)    (189,976)      (48,308)  (1,080,072)
                              --------     --------    ----------   ----------
From capital
  transactions (note 4):
  Net premiums.............         --           --           200        7,924
  Death benefits...........         --           --            --      (35,111)
  Surrenders...............     (2,902)     (26,298)      (12,843)    (192,835)
  Administrative expenses..        (22)         (57)         (322)      (2,017)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (130,034)    (163,055)   (1,500,370)    (621,335)
                              --------     --------    ----------   ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (132,958)    (189,410)   (1,513,335)    (843,374)
                              --------     --------    ----------   ----------
Increase (decrease) in
  net assets...............   (139,384)    (379,386)   (1,561,643)  (1,923,446)
Net assets at beginning
  of year..................    139,384      518,770     1,561,643    3,485,089
                              --------     --------    ----------   ----------
Net assets at end of year..         --      139,384            --    1,561,643
                              ========     ========    ==========   ==========
Change in units (note 5):
  Units purchased..........        192        3,118         2,248       15,388
  Units redeemed...........    (11,681)     (16,260)     (126,267)     (73,017)
                              --------     --------    ----------   ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (11,489)     (13,142)     (124,019)     (57,629)
                              ========     ========    ==========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  J.P. MORGAN SERIES TRUST II (CONTINUED)
                            --------------------------------------------------  ----------------

                                                                                    JPMORGAN
                                                              JPMORGAN             INSURANCE
                                    JPMORGAN               U.S. LARGE CAP        TRUST BALANCED
                                  SMALL COMPANY              CORE EQUITY          PORTFOLIO --
                                    PORTFOLIO                 PORTFOLIO             CLASS 1
                            ------------------------  ------------------------  ---------------
                            PERIOD FROM               PERIOD FROM
                            JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31, ----------------
                                2009         2008         2009         2008      2009     2008
                            ------------ ------------ ------------ ------------ ------  -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  $     181        2,282       1,787         (402)      248    2,598
  Net realized gain
   (loss) on investments...   (135,449)      (4,420)    (27,159)       2,642    (4,629) (11,459)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    116,607     (140,302)     23,552      (59,598)    8,189   (8,413)
  Capital gain
   distribution............      3,638       26,113          --           --        --    4,501
                             ---------     --------     -------      -------    ------  -------
     Increase (decrease)
       in net assets
       from operations.....    (15,023)    (116,327)     (1,820)     (57,358)    3,808  (12,773)
                             ---------     --------     -------      -------    ------  -------
From capital
  transactions (note 4):
  Net premiums.............         --        1,300          --           --        --       --
  Death benefits...........         --           --          --           --        --       --
  Surrenders...............     (1,381)     (23,059)     (3,326)     (39,472)     (152) (23,409)
  Administrative expenses..        (38)        (260)        (13)         (78)       (9)      --
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (216,051)     (31,477)    (89,266)         892    62,352    3,839
                             ---------     --------     -------      -------    ------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (217,470)     (53,496)    (92,605)     (38,658)   62,191  (19,570)
                             ---------     --------     -------      -------    ------  -------
Increase (decrease) in
  net assets...............   (232,493)    (169,823)    (94,425)     (96,016)   65,999  (32,343)
Net assets at beginning
  of year..................    232,493      402,316      94,425      190,441    15,035   47,378
                             ---------     --------     -------      -------    ------  -------
Net assets at end of year..  $      --      232,493          --       94,425    81,034   15,035
                             =========     ========     =======      =======    ======  =======
Change in units (note 5):
  Units purchased..........        456        1,317         444          221     7,599      411
  Units redeemed...........    (20,647)      (4,511)     (9,978)      (3,177)   (1,459)  (2,837)
                             ---------     --------     -------      -------    ------  -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (20,191)      (3,194)     (9,534)      (2,956)    6,140   (2,426)
                             =========     ========     =======      =======    ======  =======

                             JPMORGAN INSURANCE TRUST
                            -----------------------------------------
                                                        JPMORGAN
                                   JPMORGAN            INSURANCE
                                  INSURANCE        TRUST DIVERSIFIED
                               TRUST CORE BOND       MID CAP GROWTH
                                 PORTFOLIO --         PORTFOLIO --
                                   CLASS 1              CLASS 1
                            ---------------------  -----------------

                             YEAR ENDED DECEMBER 31,
                            -----------------------------------------
                               2009        2008      2009      2008
                            ----------  ---------  --------  -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............     79,671     57,821    (6,502)     798
  Net realized gain
   (loss) on investments...    (20,379)   (31,929)   55,068   (4,395)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    186,675    (45,212)   73,882     (950)
  Capital gain
   distribution............         --         --        --    3,159
                            ----------  ---------  --------  -------
     Increase (decrease)
       in net assets
       from operations.....    245,967    (19,320)  122,448   (1,388)
                            ----------  ---------  --------  -------
From capital
  transactions (note 4):
  Net premiums.............      3,497    435,947       134    1,266
  Death benefits...........     (6,801)    (2,938)       --       --
  Surrenders...............   (203,325)   (61,649)  (17,184)  (1,870)
  Administrative expenses..     (2,454)    (1,173)     (236)    (107)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  2,686,016   (334,159)   14,399  264,298
                            ----------  ---------  --------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions........  2,476,933     36,028    (2,887) 263,587
                            ----------  ---------  --------  -------
Increase (decrease) in
  net assets...............  2,722,900     16,708   119,561  262,199
Net assets at beginning
  of year..................  1,569,285  1,552,577   303,624   41,425
                            ----------  ---------  --------  -------
Net assets at end of year..  4,292,185  1,569,285   423,185  303,624
                            ==========  =========  ========  =======
Change in units (note 5):
  Units purchased..........  1,598,626    636,091   225,787   68,927
  Units redeemed........... (1,375,015)  (634,622) (226,230) (24,560)
                            ----------  ---------  --------  -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    223,611      1,469      (443)  44,367
                            ==========  =========  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                            ---------------------------------------------------------------------------------------------------
                                                                             JPMORGAN
                                  JPMORGAN               JPMORGAN            INSURANCE        JPMORGAN            JPMORGAN
                              INSURANCE TRUST         INSURANCE TRUST          TRUST       INSURANCE TRUST     INSURANCE TRUST
                                EQUITY INDEX          GOVERNMENT BOND      INTERNATIONAL   INTREPID GROWTH    INTREPID MID CAP
                                PORTFOLIO --           PORTFOLIO --           EQUITY        PORTFOLIO --        PORTFOLIO --
                                  CLASS 1                 CLASS 1            PORTFOLIO         CLASS 1             CLASS 1
                            -------------------  ------------------------  ------------- ------------------  ------------------
                                 YEAR ENDED      PERIOD FROM                PERIOD FROM
                                DECEMBER 31,     JANUARY 1 TO  YEAR ENDED   APRIL 27 TO          YEAR ENDED DECEMBER 31,
                            -------------------   APRIL 27,   DECEMBER 31, DECEMBER 31,  --------------------------------------
                               2009      2008        2009         2008         2009        2009      2008      2009      2008
                            ---------  --------  ------------ ------------ ------------- --------  --------  --------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   4,142      (325)      66,519      45,922          576      (8,503)   (8,371)   (1,025)   (1,845)
  Net realized gain
   (loss) on investments...    23,195  (103,415)     (26,801)     28,642       14,924      44,581  (176,119)    8,814  (302,923)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   121,403  (137,002)     (58,015)     15,282       31,638     184,598  (235,592)  103,344  (131,591)
  Capital gain
   distribution............        --        --       16,562          --           --          --        --        --    58,695
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
     Increase (decrease)
       in net assets
       from operations.....   148,740  (240,742)      (1,735)     89,846       47,138     220,676  (420,082)  111,133  (377,664)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
From capital
  transactions (note 4):
  Net premiums.............       268   123,616          135     290,749           --         335   253,735       134   162,151
  Death benefits...........        --    (1,318)          --      (2,962)          --          --    (2,147)       --    (1,729)
  Surrenders...............   (30,006)  (18,365)      (5,228)    (43,685)     (34,955)    (37,792)  (29,054)  (15,984)  (25,630)
  Administrative expenses..      (436)     (310)        (204)       (727)         (39)       (512)     (426)     (280)     (374)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (16,033)  186,560   (1,022,057)   (677,835)     142,985     (78,179)   52,654   (35,253) (217,835)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (46,207)  290,183   (1,027,354)   (434,460)     107,991    (116,148)  274,762   (51,383)  (83,417)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
Increase (decrease) in
  net assets...............   102,533    49,441   (1,029,089)   (344,614)     155,129     104,528  (145,320)   59,750  (461,081)
Net assets at beginning
  of year..................   588,685   539,244    1,029,089   1,373,703           --     721,073   866,393   344,204   805,285
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
Net assets at end of year.. $ 691,218   588,685           --   1,029,089      155,129     825,601   721,073   403,954   344,204
                            =========  ========   ==========   =========      =======    ========  ========  ========  ========
Change in units (note 5):
  Units purchased..........   597,060   270,550       67,821     552,273       35,339     748,596   393,807   407,002   309,063
  Units redeemed...........  (601,671) (231,558)    (155,737)   (591,238)     (24,192)   (762,873) (362,644) (413,652) (331,493)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (4,611)   38,992      (87,916)    (38,965)      11,147     (14,277)   31,163    (6,650)  (22,430)
                            =========  ========   ==========   =========      =======    ========  ========  ========  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  JPMORGAN INSURANCE TRUST (CONTINUED)                     JANUS ASPEN SERIES
                            ------------------------------------------------  --------------------------------------------
                                              JPMORGAN
                                             INSURANCE
                               JPMORGAN        TRUST           JPMORGAN
                            INSURANCE TRUST  SMALL CAP     INSURANCE TRUST
                             MID CAP VALUE      CORE         U.S. EQUITY            BALANCED               BALANCED
                             PORTFOLIO --   PORTFOLIO --     PORTFOLIO --         PORTFOLIO --           PORTFOLIO --
                                CLASS 1       CLASS 1          CLASS 1        INSTITUTIONAL SHARES      SERVICE SHARES
                            --------------- ------------ -------------------  --------------------  ----------------------
                              PERIOD FROM   PERIOD FROM
                              APRIL 27 TO   APRIL 27 TO                       YEAR ENDED DECEMBER 31,
                             DECEMBER 31,   DECEMBER 31, -----------------------------------------------------------------
                                 2009           2009        2009      2008       2009       2008       2009        2008
                            --------------- ------------ ---------  --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   $  (18,285)      (2,075)       6,460    34,485     26,825     25,020     109,281      69,685
  Net realized gain
   (loss) on investments...       70,952        8,212       28,702  (158,364)    (8,280)    41,196    (103,920)   (133,209)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............      372,525       55,022      246,296  (207,031)   286,256   (591,686)  1,884,046  (2,604,761)
  Capital gain
   distribution............           --           --           --    29,201     64,923    145,115     381,564     676,150
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....      425,192       61,159      281,458  (301,709)   369,724   (380,355)  2,270,971  (1,992,135)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............        1,429           --          335   164,260         --     11,309   1,934,921   2,692,865
  Death benefits...........           --           --           --    (1,758)   (25,984)   (24,156)    (17,868)     (3,761)
  Surrenders...............     (140,591)      (5,906)     (40,237)  (37,752)  (142,151)  (318,715)   (759,079)   (872,579)
  Administrative expenses..       (1,276)        (168)        (647)     (435)    (1,591)    (1,668)    (33,634)    (13,939)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    1,507,494      212,577       36,732   245,432    (34,525)  (142,182)  1,165,428    (195,529)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    1,367,056      206,503       (3,817)  369,747   (204,251)  (475,412)  2,289,768   1,607,057
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets...............    1,792,248      267,662      277,641    68,038    165,473   (855,767)  4,560,739    (385,078)
Net assets at beginning
  of year..................           --           --      830,306   762,268  1,662,667  2,518,434   8,890,807   9,275,885
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
Net assets at end of year..   $1,792,248      267,662    1,107,947   830,306  1,828,140  1,662,667  13,451,546   8,890,807
                              ==========      =======    =========  ========  =========  =========  ==========  ==========
Change in units (note 5):
  Units purchased..........      362,021       52,942      707,548   334,980        398      5,012     652,251     530,096
  Units redeemed...........     (222,866)     (32,209)    (706,093) (287,856)   (13,245)   (33,915)   (402,138)   (354,910)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      139,155       20,733        1,455    47,124    (12,847)   (28,903)    250,113     175,186
                              ==========      =======    =========  ========  =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                  JANUS ASPEN SERIES (CONTINUED)
                            --------------------------------------------------------------------------------------
                                  ENTERPRISE            ENTERPRISE       FLEXIBLE BOND              FORTY
                                 PORTFOLIO --          PORTFOLIO --      PORTFOLIO --            PORTFOLIO --
                             INSTITUTIONAL SHARES     SERVICE SHARES   INSTITUTIONAL SHARES  INSTITUTIONAL SHARES
                            ----------------------  -----------------  -------------------  ---------------------
                                                                      YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------
                               2009        2008       2009     2008      2009       2008       2009       2008
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (13,453)    (17,832)  (1,893)   (3,039)   3,797      4,688     (18,757)    (27,172)
  Net realized gain
   (loss) on investments...    (79,424)   (161,780)   3,982    22,435    1,084     (2,030)    (11,059)    153,294
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    441,998    (683,529)  41,885  (135,636)  10,551      5,470     527,270  (1,196,342)
  Capital gain
   distribution............         --      84,885       --    12,146      117         --          --          --
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....    349,121    (778,256)  43,974  (104,094)  15,549      8,128     497,454  (1,070,220)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............      3,731      12,126      168       168       --         --       1,144       1,419
  Death benefits...........    (24,597)     (9,376)    (147)  (16,924)      --         --      (6,186)     (1,321)
  Surrenders...............    (66,200)   (312,353)  (6,481)  (20,816) (43,976)   (67,613)    (87,795)   (590,064)
  Administrative expenses..     (1,356)     (1,613)     (28)      (24)     (81)       (65)     (1,265)     (1,474)
  Transfers between
   subaccounts
   (including fixed
   account), net...........        203     (98,825) (19,688)  (16,282)   5,175     (8,035)     (1,637)    (57,338)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (88,219)   (410,041) (26,176)  (53,878) (38,882)   (75,713)    (95,739)   (648,778)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Increase (decrease) in
  net assets...............    260,902  (1,188,297)  17,798  (157,972) (23,333)   (67,585)    401,715  (1,718,998)
Net assets at beginning
  of year..................    868,035   2,056,332  115,592   273,564  156,402    223,987   1,189,111   2,908,109
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Net assets at end of year.. $1,128,937     868,035  133,390   115,592  133,069    156,402   1,590,826   1,189,111
                            ==========  ==========  =======  ========   =======   =======   =========  ==========
Change in units (note 5):
  Units purchased..........        634       3,960       37       851      549        768       2,376       1,019
  Units redeemed...........     (8,698)    (32,376)  (2,895)   (5,290)  (2,990)    (5,871)     (9,536)    (35,103)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (8,064)    (28,416)  (2,858)   (4,439)  (2,441)    (5,103)     (7,160)    (34,084)
                            ==========  ==========  =======  ========   =======   =======   =========  ==========

                            -----------------------
                                     FORTY
                                 PORTFOLIO --
                                SERVICE SHARES
                            ----------------------

                            -----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (192,971)   (144,148)
  Net realized gain
   (loss) on investments...   (405,298)   (212,406)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  4,628,526  (4,382,310)
  Capital gain
   distribution............         --          --
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....  4,030,257  (4,738,864)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............  2,232,154   5,679,808
  Death benefits...........     (2,197)    (11,287)
  Surrenders...............   (438,691)   (303,832)
  Administrative expenses..    (63,883)    (23,647)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (717,876)  2,694,849
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  1,009,507   8,035,891
                            ----------  ----------
Increase (decrease) in
  net assets...............  5,039,764   3,297,027
Net assets at beginning
  of year..................  9,156,879   5,859,852
                            ----------  ----------
Net assets at end of year.. 14,196,643   9,156,879
                            ==========  ==========
Change in units (note 5):
  Units purchased..........  1,201,801   1,839,817
  Units redeemed........... (1,061,548)   (913,027)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    140,253     926,790
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JANUS ASPEN SERIES (CONTINUED)
                            ----------------------------------------------------------------------------------------------
                               GLOBAL LIFE          GLOBAL
                                 SCIENCES         TECHNOLOGY           JANUS               JANUS              OVERSEAS
                               PORTFOLIO --      PORTFOLIO --      PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                              SERVICE SHARES    SERVICE SHARES  INSTITUTIONAL SHARES   SERVICE SHARES   INSTITUTIONAL SHARES
                            -----------------  ---------------  ------------------   -----------------  -------------------
                                                                YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                              2009      2008    2009     2008     2009       2008      2009     2008      2009      2008
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (1,081)  (1,682)   (218)    (431)  (5,036)     (6,480)  (1,223)   (1,716)  (6,437)     13,979
  Net realized gain
   (loss) on investments...    9,098    7,610     481    9,983  (54,705)    (89,889)  (1,249)   26,405  (19,860)     98,544
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,625  (40,443)  5,815  (21,938) 235,306    (359,887)  34,461  (114,849) 424,389    (985,879)
  Capital gain
   distribution............    1,235       --      --       --       --          --       --        --   20,647     153,774
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
     Increase (decrease)
       in net assets
       from operations.....   14,877  (34,515)  6,078  (12,386) 175,565    (456,256)  31,989   (90,160) 418,739    (719,582)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --       --     469        5      407         397       --        --       --          --
  Death benefits...........       --   (8,244)     --  (12,525) (44,709)    (37,689)      --        --   (7,620)     (8,504)
  Surrenders...............  (28,581)  (9,246) (2,240)  (2,367) (40,613)   (157,367) (14,670)  (48,840) (93,154)   (221,032)
  Administrative expenses..      (24)     (26)    (28)     (26)    (611)       (671)     (22)      (32)    (703)       (832)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     (985)  (2,170)   (244) (14,293)     (14)     (5,835) (27,411)  (62,480)   5,818     (82,354)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (29,590) (19,686) (2,043) (29,206) (85,540)   (201,165) (42,103) (111,352) (95,659)   (312,722)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Increase (decrease) in
  net assets...............  (14,713) (54,201)  4,035  (41,592)  90,025    (657,421) (10,114) (201,512) 323,080  (1,032,304)
Net assets at beginning
  of year..................   71,999  126,200  11,420   53,012  567,612   1,225,033  120,779   322,291  597,257   1,629,561
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Net assets at end of year.. $ 57,286   71,999  15,455   11,420  657,637     567,612  110,665   120,779  920,337     597,257
                            ========  =======  ======  =======  =======   =========  =======  ========  =======  ==========
Change in units (note 5):
  Units purchased..........      176      211      70      275      114       3,262    3,372     2,254      773       4,747
  Units redeemed...........   (2,830)  (1,817)   (363)  (3,018) (10,833)    (25,184)  (9,927)  (13,065)  (6,483)    (17,441)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (2,654)  (1,606)   (293)  (2,743) (10,719)    (21,922)  (6,555)  (10,811)  (5,710)    (12,694)
                            ========  =======  ======  =======  =======   =========  =======  ========  =======  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           JANUS ASPEN SERIES (CONTINUED)
                            -----------------------------------------------------------




                                  OVERSEAS             WORLDWIDE           WORLDWIDE
                                PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                               SERVICE SHARES     INSTITUTIONAL SHARES   SERVICE SHARES
                            --------------------  ------------------   -----------------
                                                                 YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------
                               2009       2008      2009       2008      2009     2008
                            ---------  ---------  -------   ---------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (8,549)    12,338      (17)     (2,842)    (753)   (2,460)
  Net realized gain
   (loss) on investments...    24,731     33,339  (91,541)   (108,723)  (8,156)    8,856
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   374,442   (930,899) 305,546    (517,524)  87,190  (236,082)
  Capital gain
   distribution............    21,225    157,370       --          --       --        --
                            ---------  ---------  -------   ---------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   411,849   (727,852) 213,988    (629,089)  78,281  (229,686)
                            ---------  ---------  -------   ---------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............        --         --    1,218         817      168    17,128
  Death benefits...........        --    (12,081)     210        (880)      --   (11,580)
  Surrenders...............   (94,969)   (28,985) (92,646)   (209,693) (30,596) (118,134)
  Administrative expenses..      (404)      (450)    (642)       (753)     (66)      (77)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (26,456)   (56,688)  (7,899)     (2,259)  11,402    23,519
                            ---------  ---------  -------   ---------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (121,829)   (98,204) (99,759)   (212,768) (19,092)  (89,144)
                            ---------  ---------  -------   ---------  -------  --------
Increase (decrease) in
  net assets...............   290,020   (826,056) 114,229    (841,857)  59,189  (318,830)
Net assets at beginning
  of year..................   583,491  1,409,547  670,810   1,512,667  233,019   551,849
                            ---------  ---------  -------   ---------  -------  --------
Net assets at end of year.. $ 873,511    583,491  785,039     670,810  292,208   233,019
                            =========  =========  =======   =========  =======  ========
Change in units (note 5):
  Units purchased..........        63        516      537       2,759    3,160     9,353
  Units redeemed...........    (7,628)    (6,984) (14,144)    (25,460)  (6,259)  (20,786)
                            ---------  ---------  -------   ---------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (7,565)    (6,468) (13,607)    (22,701)  (3,099)  (11,433)
                            =========  =========  =======   =========  =======  ========

                            LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                            ----------------------------------------
                                 LEGG MASON
                                CLEARBRIDGE           LEGG MASON
                                  VARIABLE           CLEARBRIDGE
                                 AGGRESSIVE        VARIABLE EQUITY
                                   GROWTH           INCOME BUILDER
                                PORTFOLIO --         PORTFOLIO --
                                  CLASS II             CLASS I
                            ---------------------  -----------------

                            ----------------------------------------
                              2009        2008      2009      2008
                            --------   ---------   ------   -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (9,116)    (15,218)   1,038       856
  Net realized gain
   (loss) on investments... (119,045)    (13,960)  (3,657)   (6,542)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  284,409    (450,737)  13,256   (26,197)
  Capital gain
   distribution............       --          --       --       459
                            --------   ---------   ------   -------
     Increase (decrease)
       in net assets
       from operations.....  156,248    (479,915)  10,637   (31,424)
                            --------   ---------   ------   -------
From capital
  transactions (note 4):
  Net premiums.............      555      25,676       --        --
  Death benefits...........       --          --       88        --
  Surrenders............... (191,128)    (25,236)  (4,538)   (7,798)
  Administrative expenses..     (765)     (1,405)     (18)      (50)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    8,788     (91,197)     192   (15,233)
                            --------   ---------   ------   -------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (182,550)    (92,162)  (4,276)  (23,081)
                            --------   ---------   ------   -------
Increase (decrease) in
  net assets...............  (26,302)   (572,077)   6,361   (54,505)
Net assets at beginning
  of year..................  648,446   1,220,523   52,211   106,716
                            --------   ---------   ------   -------
Net assets at end of year..  622,144     648,446   58,572    52,211
                            ========   =========   ======   =======
Change in units (note 5):
  Units purchased..........   23,092      20,207       70        20
  Units redeemed...........  (45,741)    (28,767)    (675)   (2,538)
                            --------   ---------   ------   -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (22,649)     (8,560)    (605)   (2,518)
                            ========   =========   ======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                        LEGG MASON
                                                                                     PARTNERS VARIABLE MFS(R) VARIABLE INSURANCE
                             LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)     INCOME TRUST            TRUST
                            -------------------------------------------------------  ----------------  ------------------------
                                 LEGG MASON          LEGG MASON
                                CLEARBRIDGE         CLEARBRIDGE        LEGG MASON       LEGG MASON
                                  VARIABLE            VARIABLE        CLEARBRIDGE      WESTERN ASSET
                               EQUITY INCOME        FUNDAMENTAL         VARIABLE         VARIABLE         MFS(R) INVESTORS
                                  BUILDER              VALUE           INVESTORS      STRATEGIC BOND           GROWTH
                                PORTFOLIO --        PORTFOLIO --      PORTFOLIO --     PORTFOLIO --        STOCK SERIES -
                                  CLASS II            CLASS I           CLASS I           CLASS I       SERVICE CLASS SHARES
                            -------------------  -----------------  ---------------  ----------------  ------------------------
                                                                 YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------------------
                               2009      2008      2009     2008     2009     2008     2009     2008      2009         2008
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   6,496     4,582     (951)      250     166      (62)   2,292    3,621    (13,996)      (23,690)
  Net realized gain
   (loss) on investments...  (123,855)  (58,381) (25,954)  (26,654) (3,018)     222   (4,632)  (5,459)   (32,658)       61,709
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   224,787  (250,516) 117,458  (175,461)  9,904  (27,147)  12,448  (13,986)   442,091      (925,472)
  Capital gain
   distribution............        --     4,175       --       354      --    1,719       44       --         --        99,298
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
     Increase (decrease)
       in net assets
       from operations.....   107,428  (300,140)  90,553  (201,511)  7,052  (25,268)  10,152  (15,824)   395,437      (788,155)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
From capital
  transactions (note 4):
  Net premiums.............        --        --    4,183     1,200      --       --       --       --      1,344        13,893
  Death benefits...........        --        --       --    (4,673)     --       --    1,546       --     (4,840)      (11,587)
  Surrenders...............    16,106   (61,700) (32,093)  (33,349) (4,951)  (7,545)  (5,578)  (3,695)   (72,321)     (291,987)
  Administrative expenses..      (418)     (515)    (462)     (520)    (40)     (50)     (44)     (44)    (1,027)       (1,464)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (50,158)   35,125    2,931   (36,234) (3,766)       3   (6,791)   1,409    (25,867)     (288,847)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (34,470)  (27,090) (25,441)  (73,576) (8,757)  (7,592) (10,867)  (2,330)  (102,711)     (579,992)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Increase (decrease) in
  net assets...............    72,958  (327,230)  65,112  (275,087) (1,705) (32,860)    (715) (18,154)   292,726    (1,368,147)
Net assets at beginning
  of year..................   497,797   825,027  330,957   606,044  41,210   74,070   62,369   80,523  1,163,127     2,531,274
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Net assets at end of year.. $ 570,755   497,797  396,069   330,957  39,505   41,210   61,654   62,369  1,455,853     1,163,127
                            =========  ========  =======  ========  ======  =======  =======  =======   =========   ==========
Change in units (note 5):
  Units purchased..........   121,876     7,697    4,321     7,488      --        1      200    1,143      8,820        21,978
  Units redeemed...........  (125,565)  (12,093)  (7,664)  (15,463)   (936)    (603)  (1,113)  (1,433)   (24,777)      (89,008)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (3,689)   (4,396)  (3,343)   (7,975)   (936)    (602)    (913)    (290)   (15,957)      (67,030)
                            =========  ========  =======  ========  ======  =======  =======  =======   =========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                            ---------------------------------------------------------------------------------------
                               MFS(R) INVESTORS          MFS(R) NEW       MFS(R) STRATEGIC       MFS(R) TOTAL
                                TRUST SERIES --     DISCOVERY SERIES --   INCOME SERIES --     RETURN SERIES --
                                    SERVICE               SERVICE             SERVICE               SERVICE
                                 CLASS SHARES           CLASS SHARES        CLASS SHARES         CLASS SHARES
                            ----------------------  -------------------  -----------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------
                               2009        2008       2009       2008      2009      2008      2009        2008
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   (2,487)    (16,539)  (10,605)    33,343    69,292   31,695     140,494     214,319
  Net realized gain
   (loss) on investments...    (77,558)    153,282   (44,935)   (44,998)    8,862  (37,938)   (378,076)   (733,387)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    392,266  (1,302,288)  380,385   (552,710)   90,304  (91,037)  1,985,925  (3,316,879)
  Capital gain
   distribution............         --     182,473        --    138,107        --       --          --     614,891
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    312,221    (983,072)  324,845   (426,258)  168,458  (97,280)  1,748,343  (3,221,056)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      2,125      13,698        44     12,562     1,155    8,372   1,235,909   2,192,018
  Death benefits...........     (2,804)     (7,789)      657         72    (7,660)      --      (2,363)         --
  Surrenders...............   (117,746)   (328,863)  (83,834)   (48,636)  (39,540) (79,650)   (582,454)   (610,928)
  Administrative expenses..     (1,882)     (3,047)     (426)      (400)     (796)    (680)    (29,691)    (17,765)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (232,521) (1,040,134)  (54,417)   (43,339)  (23,026) 183,468     740,906  (1,670,060)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (352,828) (1,366,135) (137,976)   (79,741)  (69,867) 111,510   1,362,307    (106,735)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Increase (decrease) in
  net assets...............    (40,607) (2,349,207)  186,869   (505,999)   98,591   14,230   3,110,650  (3,327,791)
Net assets at beginning
  of year..................  1,509,865   3,859,072   581,071  1,087,070   801,850  787,620   9,873,686  13,201,477
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Net assets at end of year.. $1,469,258   1,509,865   767,940    581,071   900,441  801,850  12,984,336   9,873,686
                            ==========  ==========  ========  =========  ========  =======  ==========  ==========
Change in units (note 5):
  Units purchased..........     11,729      17,389     6,510      7,002   166,602   66,425     681,596     565,651
  Units redeemed...........    (53,202)   (146,227)  (22,739)   (17,507) (172,539) (50,512)   (502,719)   (563,612)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (41,473)   (128,838)  (16,229)   (10,505)   (5,937)  15,913     178,877       2,039
                            ==========  ==========  ========  =========  ========  =======  ==========  ==========

                            ----------------------
                               MFS(R) UTILITIES
                                  SERIES --
                                   SERVICE
                                 CLASS SHARES
                            ---------------------

                            ----------------------
                               2009       2008
                            ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    84,228     205,353
  Net realized gain
   (loss) on investments...  (191,507)     59,308
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   965,329  (2,533,000)
  Capital gain
   distribution............        --     403,963
                            ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   858,050  (1,864,376)
                            ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   348,884     351,126
  Death benefits...........   (46,796)      1,817
  Surrenders...............  (215,573)   (450,295)
  Administrative expenses..    (6,230)     (3,903)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    86,053    (684,609)
                            ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   166,338    (785,864)
                            ---------  ----------
Increase (decrease) in
  net assets............... 1,024,388  (2,650,240)
Net assets at beginning
  of year.................. 2,785,485   5,435,725
                            ---------  ----------
Net assets at end of year.. 3,809,873   2,785,485
                            =========  ==========
Change in units (note 5):
  Units purchased..........    92,521     106,908
  Units redeemed...........   (58,979)   (126,590)
                            ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    33,542     (19,682)
                            =========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                            --------------------------------------------------------------------------------------
                                OPPENHEIMER                               OPPENHEIMER            OPPENHEIMER
                                 BALANCED            OPPENHEIMER       CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                FUND/VA --       BALANCED FUND/VA --      FUND/VA ---             FUND/VA --
                            NON-SERVICE SHARES      SERVICE SHARES     NON-SERVICE SHARES       SERVICE SHARES
                            ------------------  ---------------------  -------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------
                              2009      2008       2009       2008       2009      2008        2009       2008
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (3,684)   18,307   (109,903)    105,232   (2,651)    (5,137)    (43,245)    (64,493)
  Net realized gain
   (loss) on investments...  (17,328)  (30,406)  (556,236)   (457,627)  (8,371)    14,914    (150,087)     61,730
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   69,176  (237,916) 1,702,449  (3,614,996)  98,611   (223,769)  1,167,277  (2,327,029)
  Capital gain
   distribution............       --    33,973         --     347,848       --         --          --          --
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   48,164  (216,042) 1,036,310  (3,619,543)  87,589   (213,992)    973,945  (2,329,792)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............    1,218       817    456,659   1,286,120      431        397       9,942     173,801
  Death benefits...........   (3,740)       --         --          --   (1,891)    (5,883)         --          --
  Surrenders...............  (13,736)  (47,045)  (273,536)   (224,848) (24,676)  (176,282)   (102,867)   (263,613)
  Administrative expenses..     (258)     (367)   (15,985)    (10,528)    (354)      (475)     (3,303)     (3,699)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    1,913  (224,997)   350,851     656,904    4,160    (28,791)   (251,535)   (285,771)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (14,603) (271,592)   517,989   1,707,648  (22,330)  (211,034)   (347,763)   (379,282)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Increase (decrease) in
  net assets...............   33,561  (487,634) 1,554,299  (1,911,895)  65,259   (425,026)    626,182  (2,709,074)
Net assets at beginning
  of year..................  254,452   742,086  5,011,474   6,923,369  216,070    641,096   2,570,244   5,279,318
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Net assets at end of year.. $288,013   254,452  6,565,773   5,011,474  281,329    216,070   3,196,426   2,570,244
                            ========  ========  =========  ==========  =======   ========   =========  ==========
Change in units (note 5):
  Units purchased..........      389     1,564    359,868     457,011      660      1,835     133,875     130,712
  Units redeemed...........   (2,080)  (19,723)  (270,623)   (240,098)  (2,957)   (17,641)   (171,807)   (153,172)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,691)  (18,159)    89,245     216,913   (2,297)   (15,806)    (37,932)    (22,460)
                            ========  ========  =========  ==========  =======   ========   =========  ==========

                            -------------------
                                OPPENHEIMER
                                 CORE BOND
                                FUND/VA --
                            NON-SERVICE SHARES
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (5,396)    27,986
  Net realized gain
   (loss) on investments... (72,052)   (59,063)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 101,743   (283,038)
  Capital gain
   distribution............      --         --
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations.....  24,295   (314,115)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............      --         --
  Death benefits...........  (4,346)        --
  Surrenders............... (52,997)  (224,932)
  Administrative expenses..    (265)      (443)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (23,672)   (23,429)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (81,280)  (248,804)
                            -------  ---------
Increase (decrease) in
  net assets............... (56,985)  (562,919)
Net assets at beginning
  of year.................. 445,112  1,008,031
                            -------  ---------
Net assets at end of year.. 388,127    445,112
                            =======  =========
Change in units (note 5):
  Units purchased..........   2,083     12,181
  Units redeemed........... (12,295)   (31,260)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners......... (10,212)   (19,079)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                            ------------------------------------------------------------------------------------------
                                                                                                     OPPENHEIMER
                                  OPPENHEIMER           OPPENHEIMER           OPPENHEIMER            MAIN STREET
                               GLOBAL SECURITIES        HIGH INCOME           MAIN STREET             SMALL CAP
                                   FUND/VA --            FUND/VA --           FUND/VA --              FUND/VA --
                                 SERVICE SHARES      NON-SERVICE SHARES     SERVICE SHARES          SERVICE SHARES
                            -----------------------  -----------------  ----------------------  ---------------------
                                                                       YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                                2009        2008       2009     2008       2009        2008        2009       2008
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    29,117     (14,881)    (620)   10,138     (16,789)     40,413    (51,877)    (74,773)
  Net realized gain
   (loss) on investments...    (272,362)   (366,407) (47,715)  (16,123)    202,313    (271,746)  (315,583) (1,982,006)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   3,532,281  (4,045,316)  57,391  (151,744)  3,653,894  (3,112,991) 2,076,614  (2,549,518)
  Capital gain
   distribution............     230,060     554,465       --        --          --     413,156         --     402,836
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   3,519,096  (3,872,139)   9,056  (157,729)  3,839,418  (2,931,168) 1,709,154  (4,203,461)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   1,523,446   1,066,713      333       999   2,347,767   1,070,171    412,312   3,021,718
  Death benefits...........      (1,550)    (10,241)      --        --     (58,314)   (173,634)   (11,093)    (47,113)
  Surrenders...............    (655,742)   (566,404) (12,103)  (18,198)   (843,637)   (795,756)  (252,867)   (377,765)
  Administrative expenses..     (40,435)    (13,616)     (50)     (146)    (71,642)    (15,673)   (15,534)    (13,831)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (475,804)  2,219,184    8,728     3,527    (287,791)  7,039,468   (225,359) (2,393,838)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........     349,915   2,695,636   (3,092)  (13,818)  1,086,383   7,124,576    (92,541)    189,171
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............   3,869,011  (1,176,503)   5,964  (171,547)  4,925,801   4,193,408  1,616,613  (4,014,290)
Net assets at beginning
  of year..................   9,626,702  10,803,205   43,583   215,130  13,772,275   9,578,867  4,777,550   8,791,840
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Net assets at end of year.. $13,495,713   9,626,702   49,547    43,583  18,698,076  13,772,275  6,394,163   4,777,550
                            ===========  ==========  =======  ========  ==========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........     818,375     945,140    3,959     2,289   1,914,528   2,015,888    730,509   1,331,537
  Units redeemed...........    (735,601)   (370,002)  (5,280)   (2,916) (1,710,619)   (711,028)  (723,211) (1,375,663)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      82,774     575,138   (1,321)     (627)    203,909   1,304,860      7,298     (44,126)
                            ===========  ==========  =======  ========  ==========  ==========  =========  ==========

                            ------------------

                               OPPENHEIMER
                                  MIDCAP
                                FUND/VA --
                            NON-SERVICE SHARES
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (2,994)   (4,715)
  Net realized gain
   (loss) on investments... (20,526)  (29,684)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  82,324  (175,824)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations.....  58,804  (210,223)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............     333    12,308
  Death benefits...........  (6,548)       --
  Surrenders...............  (3,996)  (70,098)
  Administrative expenses..    (364)     (459)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (1,377)   (6,444)
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (11,952)  (64,693)
                            -------  --------
Increase (decrease) in
  net assets...............  46,852  (274,916)
Net assets at beginning
  of year.................. 204,297   479,213
                            -------  --------
Net assets at end of year.. 251,149   204,297
                            =======  ========
Change in units (note 5):
  Units purchased..........      93     1,243
  Units redeemed...........  (1,967)   (6,819)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (1,874)   (5,576)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            OPPENHEIMER VARIABLE
                               ACCOUNT FUNDS
                                (CONTINUED)                                  PIMCO VARIABLE INSURANCE TRUST
                            ------------------   --------------------------------------------------------------
                                                                         FOREIGN BOND
                                                                           PORTFOLIO
                                OPPENHEIMER            ALL ASSET         (U.S. DOLLAR          HIGH YIELD
                                  MIDCAP             PORTFOLIO --         HEDGED) --          PORTFOLIO --
                                FUND/VA --              ADVISOR         ADMINISTRATIVE       ADMINISTRATIVE
                              SERVICE SHARES         CLASS SHARES        CLASS SHARES         CLASS SHARES
                            ------------------   --------------------  ----------------  ---------------------
                                                                     YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                              2009       2008       2009       2008      2009     2008      2009       2008
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (2,659)    (3,884)    70,215     49,965   11,968    1,732    512,208     337,350
  Net realized gain
   (loss) on investments...   (6,806)       158    (28,441)   (77,271)    (509)  (1,116)   (44,627)   (343,538)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   56,395   (151,766)   137,462   (211,371)     892   (5,619) 1,912,368  (1,246,784)
  Capital gain
   distribution............       --         --         --      2,356       --       --         --      21,186
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   46,930   (155,492)   179,236   (236,321)  12,351   (5,003) 2,379,949  (1,231,786)
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --     15,838    143,862     45,269       --    3,903  1,014,451     535,725
  Death benefits...........       --     (2,639)        --         --     (159)      --    (17,159)    (28,182)
  Surrenders...............   (9,856)    (8,337)   (14,993)   (15,806)  (8,544) (15,224)  (406,770)   (455,387)
  Administrative expenses..     (166)      (194)      (696)      (467)     (20)     (33)   (22,757)     (5,548)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   10,328    (10,047)   324,029   (208,705)     350  (25,849)  (498,820)  2,127,216
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........      306     (5,379)   452,202   (179,709)  (8,373) (37,203)    68,945   2,173,824
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Increase (decrease) in
  net assets...............   47,236   (160,871)   631,438   (416,030)   3,978  (42,206) 2,448,894     942,038
Net assets at beginning
  of year..................  154,832    315,703    874,498  1,290,528  100,045  142,251  6,448,088   5,506,050
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Net assets at end of year.. $202,068    154,832  1,505,936    874,498  104,023  100,045  8,896,982   6,448,088
                            ========   ========  =========  =========  =======  =======  =========  ==========
Change in units (note 5):
  Units purchased..........    1,610      1,864     55,993     32,918      869      514    676,907     593,625
  Units redeemed...........   (1,566)    (2,221)   (13,624)   (53,079)  (1,611)  (3,685)  (664,372)   (283,170)
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........       44       (357)    42,369    (20,161)    (742)  (3,171)    12,535     310,455
                            ========   ========  =========  =========  =======  =======  =========  ==========



                            -----------------------

                                   LONG-TERM
                                U.S. GOVERNMENT
                                 PORTFOLIO --
                                ADMINISTRATIVE
                                 CLASS SHARES
                            ----------------------

                            ----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    711,606     520,487
  Net realized gain
   (loss) on investments...    221,598     158,012
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. (2,494,194)  1,524,526
  Capital gain
   distribution............    429,595      96,028
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations..... (1,131,395)  2,299,053
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............  1,162,623   4,145,603
  Death benefits...........    (12,664)    (40,691)
  Surrenders............... (1,758,906) (2,654,009)
  Administrative expenses..    (35,390)    (29,438)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (5,154,971)  2,821,366
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (5,799,308)  4,242,831
                            ----------  ----------
Increase (decrease) in
  net assets............... (6,930,703)  6,541,884
Net assets at beginning
  of year.................. 18,709,642  12,167,758
                            ----------  ----------
Net assets at end of year.. 11,778,939  18,709,642
                            ==========  ==========
Change in units (note 5):
  Units purchased..........    527,920   1,881,321
  Units redeemed...........   (846,294) (1,608,894)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (318,374)    272,427
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)     RYDEX VARIABLE TRUST
                            ------------------------------------------------  ------------------
                                  LOW DURATION             TOTAL RETURN
                                  PORTFOLIO --             PORTFOLIO --
                                 ADMINISTRATIVE           ADMINISTRATIVE         NASDAQ-100(R)
                                  CLASS SHARES             CLASS SHARES              FUND
                            ------------------------  ----------------------  ------------------
                                                                      YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------
                                2009         2008        2009        2008       2009       2008
                            -----------  -----------  ----------  ----------  -------   ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 1,579,005      894,123   2,281,300   1,275,287  (11,058)    (12,465)
  Net realized gain
   (loss) on investments...      56,051     (958,452)    313,650     128,645   (2,188)      2,733
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   1,016,659   (1,523,887)  1,519,641    (703,836) 288,335    (440,816)
  Capital gain
   distribution............     744,143      267,841     799,610     262,510       --          --
                            -----------  -----------  ----------  ----------  -------   ---------
     Increase (decrease)
       in net assets
       from operations.....   3,395,858   (1,320,375)  4,914,201     962,606  275,089    (450,548)
                            -----------  -----------  ----------  ----------  -------   ---------
From capital
  transactions (note 4):
  Net premiums.............   7,122,543   24,243,538   4,367,648   6,840,782       --          --
  Death benefits...........      (5,278)     (66,873)   (143,083)   (105,261)      --          77
  Surrenders...............  (1,339,727)  (1,253,022) (3,323,531) (2,937,051) (30,718)    (30,290)
  Administrative expenses..    (164,223)     (90,651)   (122,099)    (47,769)    (108)       (132)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   4,632,566  (20,669,557) 11,557,774   1,545,132   (7,577)     (8,555)
                            -----------  -----------  ----------  ----------  -------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........  10,245,881    2,163,435  12,336,709   5,295,833  (38,403)    (38,900)
                            -----------  -----------  ----------  ----------  -------   ---------
Increase (decrease) in
  net assets...............  13,641,739      843,060  17,250,910   6,258,439  236,686    (489,448)
Net assets at beginning
  of year..................  26,729,458   25,886,398  34,193,190  27,934,751  579,242   1,068,690
                            -----------  -----------  ----------  ----------  -------   ---------
Net assets at end of year.. $40,371,197   26,729,458  51,444,100  34,193,190  815,928     579,242
                            ===========  ===========  ==========  ==========  =======   =========
Change in units (note 5):
  Units purchased..........   4,891,865    7,844,387   2,107,610   2,192,781    2,088       2,130
  Units redeemed...........  (3,943,514)  (7,657,144) (1,150,831) (1,696,929)  (7,672)     (7,561)
                            -----------  -----------  ----------  ----------  -------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     948,351      187,243     956,779     495,852   (5,584)     (5,431)
                            ===========  ===========  ==========  ==========  =======   =========

                                    THE ALGER PORTFOLIOS
                            ------------------------------------
                               ALGER LARGE        ALGER SMALL
                                CAP GROWTH         CAP GROWTH
                               PORTFOLIO --       PORTFOLIO --
                             CLASS I-2 SHARES   CLASS I-2 SHARES
                            -----------------  -----------------

                            ------------------------------------
                              2009     2008      2009     2008
                            -------  --------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (1,337)   (2,987)  (2,984)   (5,057)
  Net realized gain
   (loss) on investments...  (6,034)  (22,103)  (6,173)   13,561
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  74,592  (134,887)  86,633  (224,236)
  Capital gain
   distribution............      --        --       --     5,359
                            -------  --------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  67,221  (159,977)  77,476  (210,373)
                            -------  --------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............      --        --       15        --
  Death benefits...........      --        --   (9,018)       --
  Surrenders...............  (9,627) (113,126) (13,116) (102,128)
  Administrative expenses..    (200)     (185)    (262)     (318)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,903   (47,940)  (1,296)  (43,248)
                            -------  --------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (6,924) (161,251) (23,677) (145,694)
                            -------  --------  -------  --------
Increase (decrease) in
  net assets...............  60,297  (321,228)  53,799  (356,067)
Net assets at beginning
  of year.................. 150,688   471,916  192,899   548,966
                            -------  --------  -------  --------
Net assets at end of year.. 210,985   150,688  246,698   192,899
                            =======  ========  =======  ========
Change in units (note 5):
  Units purchased..........     353        66      596     1,140
  Units redeemed...........  (1,163)  (14,277)  (3,546)  (14,672)
                            -------  --------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (810)  (14,211)  (2,950)  (13,532)
                            =======  ========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                 THE UNIVERSAL
                                               THE PRUDENTIAL SERIES FUND                    INSTITUTIONAL FUNDS, INC.
                            ---------------------------------------------------------------  ------------------------
                             JENNISON 20/20 FOCUS       JENNISON        NATURAL RESOURCES      EQUITY AND INCOME
                                 PORTFOLIO --         PORTFOLIO --         PORTFOLIO --          PORTFOLIO --
                                CLASS II SHARES      CLASS II SHARES     CLASS II SHARES        CLASS II SHARES
                            ----------------------  ----------------  ---------------------  ------------------------
                                                                     YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                               2009        2008       2009     2008      2009       2008        2009         2008
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (18,746)    283,189   (1,113)  (1,224)   300,054     379,626      8,387       11,457
  Net realized gain
   (loss) on investments...    (53,721) (3,300,452)    (245)     797   (686,800)   (700,227)   (18,864)     (30,477)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    632,795    (310,818)  32,895  (37,192) 2,232,800  (2,187,467)   243,646     (318,621)
  Capital gain
   distribution............         --          --       --       --         --          --         --       28,638
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
     Increase (decrease)
       in net assets
       from operations.....    560,328  (3,328,081)  31,537  (37,619) 1,846,054  (2,508,068)   233,169     (309,003)
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
From capital
  transactions (note 4):
  Net premiums.............     33,184   3,713,733      402    2,462    752,244   1,567,817     77,324      306,992
  Death benefits...........         --      (8,590)      --       --    (11,340)       (381)        --           --
  Surrenders...............    (23,019)   (202,375)  (2,120)  (1,337)  (187,590)   (103,574)   (21,862)      (9,850)
  Administrative expenses..     (2,129)    (11,479)    (179)    (155)   (14,382)     (7,314)    (3,500)      (2,114)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (29,754) (3,856,624)  22,701     (451)   (43,442)    552,357     98,867       97,802
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (21,718)   (365,335)  20,804      519    495,490   2,008,905    150,829      392,830
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Increase (decrease) in
  net assets...............    538,610  (3,693,416)  52,341  (37,100) 2,341,544    (499,163)   383,998       83,827
Net assets at beginning
  of year..................  1,015,112   4,708,528   60,663   97,763  2,601,867   3,101,030  1,026,302      942,475
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Net assets at end of year.. $1,553,722   1,015,112  113,004   60,663  4,943,411   2,601,867  1,410,300    1,026,302
                            ==========  ==========  =======  =======  =========  ==========   =========    =========
Change in units (note 5):
  Units purchased..........     66,454   1,149,781    2,285      474    353,668     496,272     30,457       69,470
  Units redeemed...........    (66,940) (1,403,606)    (281)    (401)  (332,163)   (289,507)   (10,226)     (27,252)
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........       (486)   (253,825)   2,004       73     21,505     206,765     20,231       42,218
                            ==========  ==========  =======  =======  =========  ==========   =========    =========

                             VAN KAMPEN LIFE
                             INVESTMENT TRUST
                            -----------------
                              CAPITAL GROWTH
                               PORTFOLIO --
                             CLASS II SHARES
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (4,982)   (6,043)
  Net realized gain
   (loss) on investments... (17,866)   (9,613)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 179,298  (253,241)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 156,450  (268,897)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............     360    10,191
  Death benefits...........      --       379
  Surrenders............... (36,333)  (56,408)
  Administrative expenses..    (164)     (221)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (41,034)   31,397
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (77,171)  (14,662)
                            -------  --------
Increase (decrease) in
  net assets...............  79,279  (283,559)
Net assets at beginning
  of year.................. 274,188   557,747
                            -------  --------
Net assets at end of year.. 353,467   274,188
                            =======  ========
Change in units (note 5):
  Units purchased..........   1,152    10,207
  Units redeemed........... (11,485)  (10,990)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners......... (10,333)     (783)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                VAN KAMPEN LIFE
                               INVESTMENT TRUST
                                  (CONTINUED)
                            ----------------------
                                   COMSTOCK
                                 PORTFOLIO --
                                CLASS II SHARES
                            ----------------------
                            YEAR ENDED DECEMBER 31,
                            ----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   77,448      74,547
  Net realized gain
   (loss) on investments...   (312,926) (3,666,586)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    918,306  (1,366,649)
  Capital gain
   distribution............         --     423,761
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    682,828  (4,534,927)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............     58,099   4,312,930
  Death benefits...........     (1,900)    (10,130)
  Surrenders...............   (166,235)   (340,017)
  Administrative expenses..     (4,796)    (17,178)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (190,962) (5,537,795)
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (305,794) (1,592,190)
                            ----------  ----------
Increase (decrease) in
  net assets...............    377,034  (6,127,117)
Net assets at beginning
  of year..................  2,787,596   8,914,713
                            ----------  ----------
Net assets at end of year.. $3,164,630   2,787,596
                            ==========  ==========
Change in units (note 5):
  Units purchased..........    118,453   1,529,621
  Units redeemed...........   (150,266) (1,931,968)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (31,813)   (402,347)
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2009

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

   The following Portfolios are not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust --      Franklin Templeton Variable Insurance Products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


   Effective September 8, 2008, the following Portfolios were added to the Separate Account:

Genworth Variable Insurance Trust -- Genworth Calamos        Genworth Variable Insurance Trust -- Genworth PIMCO
  Growth Fund -- Service Shares                                StocksPLUS Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Columbia Mid   Genworth Variable Insurance Trust -- Genworth Putnam
  Cap Value Fund -- Service Shares                             International Capital Opportunities Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Davis NY       Genworth Variable Insurance Trust -- Genworth Thornburg
  Venture Fund -- Service Shares                               International Value Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Eaton Vance    Genworth Variable Insurance Trust -- Genworth Goldman Sachs
  Large Cap Value Fund -- Service Shares                       Enhanced Core Bond Index Fund -- Service Shares (formerly
Genworth Variable Insurance Trust -- Genworth Legg Mason       Genworth Western Asset Management Core Plus Fixed Income
  ClearBridge Aggressive Growth Fund -- Service Shares         Fund)

   The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund    Legg Mason Partners Variable Equity Trust -- Legg Mason
  -- Series II Shares                                          ClearBridge Variable Aggressive Growth Portfolio -- Class
BlackRock Variable Series Funds, Inc. -- BlackRock Large       II
  Cap Growth V.I. Fund -- Class III Shares                   Legg Mason Partners Variable Equity Trust -- Legg Mason
GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares    ClearBridge Variable Fundamental Value Portfolio -- Class
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class     I
  1 Shares                                                   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust
GE Investments Funds, Inc. -- Premier Growth Equity Fund --    Series -- Service Class Shares
  Class 1 Shares                                             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
GE Investments Funds, Inc. -- S&P 500(R) Index Fund            Fund/VA -- Service Shares
                                                             Rydex Variable Trust -- NASDAQ 100(R) Fund

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

  .  LEVEL 3 -- unobservable inputs

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2009.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the annuity contract through which the subaccount are available. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote (4)(a) below. Form numbers NY1066, NY 1155, NY1157, NY1162, NY1166 and NY1166B are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contract.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2009 were:

                                                         COST OF   PROCEEDS
                                                          SHARES     FROM
FUND/PORTFOLIO                                           ACQUIRED SHARES SOLD
--------------                                           -------- -----------
AIM Variable Insurance Funds
  AIM V.I. Basic Value Fund -- Series II shares......... $111,607  $237,563
  AIM V.I. Capital Appreciation Fund -- Series I shares.   15,166    58,515
  AIM V.I. Core Equity Fund -- Series I shares..........  133,228   124,999

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         COST OF     PROCEEDS
                                                          SHARES       FROM
FUND/PORTFOLIO                                           ACQUIRED   SHARES SOLD
--------------                                          ----------- -----------
  AIM V.I. Global Real Estate Fund -- Series II shares. $ 1,907,071 $ 1,946,113
  AIM V.I. International Growth Fund -- Series II
   shares..............................................   5,768,316   4,922,182
  AIM V.I. Large Cap Growth Fund -- Series I shares....       3,355      10,239
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Balanced Wealth Strategy Portfolio
   -- Class B..........................................   5,989,610   5,405,580
  AllianceBernstein Global Thematic Growth Portfolio
   -- Class B..........................................      87,141      38,519
  AllianceBernstein Growth and Income Portfolio --
   Class B.............................................   4,430,054   4,965,002
  AllianceBernstein International Value Portfolio --
   Class B.............................................   8,359,151   7,914,701
  AllianceBernstein Large Cap Growth Portfolio --
   Class B.............................................     141,604     329,463
  AllianceBernstein Small Cap Growth Portfolio --
   Class B.............................................     101,394      48,905
American Century Variable Portfolios II, Inc.
  VP Inflation Protection Fund -- Class II.............  23,965,590  18,679,902
American Century Variable Portfolios, Inc.
  VP Income & Growth Fund -- Class I...................      50,576      41,002
  VP International Fund -- Class I.....................  12,193,718  12,472,129
  VP Ultra(R) Fund -- Class I..........................      31,825      95,339
  VP Value Fund -- Class I.............................     470,465     487,017
BlackRock Variable Series Funds, Inc.
  BlackRock Basic Value V.I. Fund -- Class III Shares..     252,847      58,409
  BlackRock Global Allocation V.I. Fund -- Class III
   Shares..............................................  29,196,322  18,190,466
  BlackRock Large Cap Growth V.I. Fund -- Class III
   Shares..............................................     123,043     124,616
  BlackRock Value Opportunities V.I. Fund -- Class III
   Shares..............................................     155,806      61,513
Columbia Funds Variable Insurance Trust I
  Columbia Marsico Growth Fund, Variable Series --
   Class A.............................................     898,634   1,234,451
  Columbia Marsico International Opportunities Fund,
   Variable Series -- Class B..........................   4,463,405   4,497,950
DWS Variable Series II
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares.      63,492      78,153
  DWS Strategic Value VIP -- Class B Shares............      50,850      99,741
  DWS Technology VIP -- Class B Shares.................      21,792      23,104
Dreyfus
  Dreyfus Investment Portfolios MidCap Stock Portfolio
   -- Initial Shares...................................      14,084      25,276
  Dreyfus Variable Investment Fund -- Money Market
   Portfolio...........................................   1,670,262   3,372,212
  The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares...................................       9,874      26,149
Eaton Vance Variable Trust
  VT Floating-Rate Income Fund.........................   7,897,420   7,998,307
  VT Worldwide Health Sciences Fund....................     414,388     467,446
Evergreen Variable Annuity Trust
  Evergreen VA Omega Fund -- Class 2...................      36,813       9,558
Federated Insurance Series
  Federated Capital Income Fund II.....................      11,399      31,777
  Federated Clover Value Fund II -- Primary Shares.....      14,558      36,892
  Federated High Income Bond Fund II -- Primary Shares.      20,544      71,736
  Federated High Income Bond Fund II -- Service Shares.     959,986     894,672
  Federated Kaufmann Fund II -- Service Shares.........   3,368,469   3,242,417
Fidelity(R) Variable Insurance Products Fund
  VIP Asset Manager/SM/ Portfolio -- Initial Class.....       3,944      45,185
  VIP Asset Manager/SM/ Portfolio -- Service Class 2...     290,882     357,355

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         COST OF     PROCEEDS
                                                          SHARES       FROM
FUND/PORTFOLIO                                           ACQUIRED   SHARES SOLD
--------------                                          ----------- -----------
  VIP Balanced Portfolio -- Service Class 2............ $ 2,862,616 $ 3,069,038
  VIP Contrafund(R) Portfolio -- Initial Class.........      22,047     259,828
  VIP Contrafund(R) Portfolio -- Service Class 2.......   9,852,710   9,371,046
  VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2.....................................       1,751       8,729
  VIP Equity-Income Portfolio -- Initial Class.........      21,502      87,540
  VIP Equity-Income Portfolio -- Service Class 2.......   5,216,254   5,774,634
  VIP Growth & Income Portfolio -- Initial Class.......       2,742      16,219
  VIP Growth & Income Portfolio -- Service Class 2.....     200,369     316,437
  VIP Growth Opportunities Portfolio -- Initial Class..       1,017      17,881
  VIP Growth Portfolio -- Initial Class................       9,241      35,965
  VIP Growth Portfolio -- Service Class 2..............     113,064     351,956
  VIP Investment Grade Bond Portfolio -- Service Class
   2...................................................   1,749,824     649,556
  VIP Mid Cap Portfolio -- Service Class 2.............   1,099,179   1,653,490
  VIP Overseas Portfolio -- Initial Class..............       8,020      57,244
  VIP Value Strategies Portfolio -- Service Class 2....      24,718      38,625
Franklin Templeton Variable Insurance Products Trust
  Franklin Income Securities Fund -- Class 2 Shares....  34,070,228  39,713,421
  Franklin Large Cap Growth Securities Fund -- Class 2
   Shares..............................................   1,406,226   1,460,351
  Franklin Templeton VIP Founding Funds Allocation
   Fund -- Class 2 Shares..............................   6,088,169   5,805,276
  Mutual Shares Securities Fund -- Class 2 Shares......  10,128,182   8,383,622
  Templeton Foreign Securities Fund -- Class 1 Shares..       3,193       4,394
  Templeton Foreign Securities Fund -- Class 2 Shares..  13,261,486  13,313,129
  Templeton Global Asset Allocation Fund -- Class 2
   Shares..............................................     100,897      92,796
  Templeton Global Bond Securities Fund -- Class 1
   Shares..............................................      33,658      22,903
  Templeton Growth Securities Fund -- Class 2 Shares...   5,245,067   5,079,795
GE Investments Funds, Inc.
  Core Value Equity Fund -- Class 1 Shares.............     224,505     192,861
  Income Fund -- Class 1 Shares........................     350,223     943,666
  International Equity Fund -- Class 1 Shares..........       3,463      61,852
  Mid-Cap Equity Fund -- Class 1 Shares................     317,901     672,959
  Money Market Fund....................................  41,422,888  44,213,494
  Premier Growth Equity Fund -- Class 1 Shares.........      22,153     111,660
  Real Estate Securities Fund -- Class 1 Shares........   2,564,754   2,671,664
  S&P 500(R) Index Fund................................   1,887,721   2,983,440
  Small-Cap Equity Fund -- Class 1 Shares..............     340,300     698,122
  Total Return Fund -- Class 1 Shares..................   2,389,945   7,000,259
  Total Return Fund -- Class 3 Shares..................  36,958,751  33,339,832
  U.S. Equity Fund -- Class 1 Shares...................      47,699     135,252
Genworth Variable Insurance Trust
  Genworth Calamos Growth Fund -- Service Shares.......      40,973      11,449
  Genworth Columbia Mid Cap Value Fund -- Service
   Shares..............................................   3,318,651   2,951,258
  Genworth Davis NY Venture Fund -- Service Shares.....     305,049     193,731
  Genworth Eaton Vance Large Cap Value Fund -- Service
   Shares..............................................   8,700,153   6,408,723
  Genworth Goldman Sachs Enhanced Core Bond Index Fund
   -- Service Shares...................................  10,519,526   6,871,734
  Genworth Legg Mason ClearBridge Aggressive Growth
   Fund -- Service Shares..............................   9,673,685   8,599,304
  Genworth PIMCO StocksPLUS Fund -- Service Shares.....  14,850,146  12,183,883
  Genworth Putnam International Capital Opportunities
   Fund -- Service Shares..............................   3,958,642   3,562,241
  Genworth Thornburg International Value Fund --
   Service Shares......................................   3,361,292   2,805,331

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                          COST OF     PROCEEDS
                                                           SHARES       FROM
FUND/PORTFOLIO                                            ACQUIRED   SHARES SOLD
--------------                                           ----------- -----------
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund.................. $     1,465 $     3,741
  Goldman Sachs Mid Cap Value Fund......................      37,748     196,642
J.P. Morgan Series Trust II
  JPMorgan Bond Portfolio...............................     133,839   1,324,315
  JPMorgan International Equity Portfolio...............      14,397     135,268
  JPMorgan Mid Cap Value Portfolio......................      65,338   1,545,376
  JPMorgan Small Company Portfolio......................       9,456     222,973
  JPMorgan U.S. Large Cap Core Equity Portfolio.........       6,631      97,384
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Balanced Portfolio -- Class
   1....................................................      76,759      14,318
  JPMorgan Insurance Trust Core Bond Portfolio --
   Class 1..............................................  17,547,676  14,991,101
  JPMorgan Insurance Trust Diversified Mid Cap Growth
   Portfolio -- Class 1.................................   1,641,200   1,650,573
  JPMorgan Insurance Trust Equity Index Portfolio --
   Class 1..............................................   3,939,651   3,981,736
  JPMorgan Insurance Trust Government Bond Portfolio -
   Class 1..............................................     864,289   1,808,090
  JPMorgan Insurance Trust International Equity
   Portfolio............................................     371,098     262,926
  JPMorgan Insurance Trust Intrepid Growth Portfolio
   -- Class 1...........................................   5,191,658   5,316,245
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
   -- Class 1...........................................   2,616,744   2,669,177
  JPMorgan Insurance Trust Mid Cap Value Portfolio --
   Class 1..............................................   3,673,298   2,325,684
  JPMorgan Insurance Trust Small Cap Core Portfolio --
   Class 1..............................................     538,991     334,841
  JPMorgan Insurance Trust U.S. Equity Portfolio --
   Class 1..............................................   5,302,726   5,300,239
Janus Aspen Series
  Balanced Portfolio -- Institutional Shares............     121,843     234,340
  Balanced Portfolio -- Service Shares..................   7,005,655   4,218,897
  Enterprise Portfolio -- Institutional Shares..........       6,998     108,660
  Enterprise Portfolio -- Service Shares................         277      28,348
  Flexible Bond Portfolio -- Institutional Shares.......      14,565      49,535
  Forty Portfolio -- Institutional Shares...............      33,877     148,356
  Forty Portfolio -- Service Shares.....................  10,212,253   9,396,082
  Global Life Sciences Portfolio -- Service Shares......       2,958      32,395
  Global Technology Portfolio -- Service Shares.........         511       2,772
  Janus Portfolio -- Institutional Shares...............       4,107      94,678
  Janus Portfolio -- Service Shares.....................      30,780      74,109
  Overseas Portfolio -- Institutional Shares............      39,022     120,458
  Overseas Portfolio -- Service Shares..................      25,048     134,189
  Worldwide Portfolio -- Institutional Shares...........      13,171     112,944
  Worldwide Portfolio -- Service Shares.................      25,069      44,914
Legg Mason Partners Variable Equity Trust
  Legg Mason ClearBridge Variable Aggressive Growth
   Portfolio -- Class II................................     190,096     381,764
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class I.........................       2,280       5,517
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class II........................     896,826     924,796
  Legg Mason ClearBridge Variable Fundamental Value
   Portfolio -- Class I.................................      31,175      57,518
  Legg Mason ClearBridge Variable Investors Portfolio
   -- Class I...........................................         688       9,279
Legg Mason Partners Variable Income Trust
  Legg Mason Western Asset Variable Strategic Bond
   Portfolio -- Class I.................................       5,617      14,147
MFS(R) Variable Insurance Trust
  MFS(R) Investors Growth Stock Series -- Service
   Class Shares.........................................      74,920     191,162
  MFS(R) Investors Trust Series -- Service Class Shares.     115,859     470,163

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                          COST OF     PROCEEDS
                                                           SHARES       FROM
FUND/PORTFOLIO                                            ACQUIRED   SHARES SOLD
--------------                                           ----------- -----------
  MFS(R) New Discovery Series -- Service Class Shares... $    56,587 $   202,004
  MFS(R) Strategic Income Series -- Service Class
   Shares...............................................   1,681,047   1,681,565
  MFS(R) Total Return Series -- Service Class Shares....   6,040,393   4,536,370
  MFS(R) Utilities Series -- Service Class Shares.......   1,024,774     774,152
Oppenheimer Variable Account Funds
  Oppenheimer Balanced Fund/VA -- Non-Service Shares....       3,260      21,546
  Oppenheimer Balanced Fund/VA -- Service Shares........   2,201,574   1,794,191
  Oppenheimer Capital Appreciation Fund/VA --
   Non-Service Shares...................................       6,763      31,742
  Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares...............................................     921,961   1,313,992
  Oppenheimer Core Bond Fund/VA -- Non-Service Shares...      16,573     103,250
  Oppenheimer Global Securities Fund/VA -- Service
   Shares...............................................   6,477,331   5,869,387
  Oppenheimer High Income Fund/VA -- Non-Service Shares.      11,010      14,722
  Oppenheimer Main Street Fund/VA -- Service Shares.....  13,019,023  11,950,102
  Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares...............................................   5,020,379   5,164,840
  Oppenheimer MidCap Fund/VA -- Non-Service Shares......         601      15,544
  Oppenheimer MidCap Fund/VA -- Service Shares..........      14,694      16,864
PIMCO Variable Insurance Trust
  All Asset Portfolio -- Advisor Class Shares...........     670,146     147,568
  Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares..........................      24,154      20,594
  High Yield Portfolio -- Administrative Class Shares...   6,830,326   6,260,035
  Long-Term U.S. Government Portfolio --
   Administrative Class Shares..........................   7,960,635  12,600,636
  Low Duration Portfolio -- Administrative Class Shares.  55,889,106  43,267,392
  Total Return Portfolio -- Administrative Class Shares.  30,860,272  15,458,199
Rydex Variable Trust
  NASDAQ-100(R) Fund....................................      17,273      66,718
The Alger Portfolios
  Alger Large Cap Growth Portfolio -- Class I-2 Shares..       4,050      12,309
  Alger Small Cap Growth Portfolio -- Class I-2 Shares..       4,478      31,137
The Prudential Series Fund
  Jennison 20/20 Focus Portfolio -- Class II Shares.....     629,034     669,277
  Jennison Portfolio -- Class II Shares.................      24,392       4,696
  Natural Resources Portfolio -- Class II Shares........   4,107,572   3,312,202
The Universal Institutional Funds, Inc.
  Equity and Income Portfolio -- Class II Shares........     268,352     109,112
Van Kampen Life Investment Trust
  Capital Growth Portfolio -- Class II Shares...........       8,046      90,193
  Comstock Portfolio -- Class II Shares.................     941,968   1,168,987

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Footnote (6) represents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For contracts NY 1155 and NY 1166B, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLICNY. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.60% for the Genworth Columbia Mid Cap Value Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares, 0.70% for the Genworth Putnam International Capital Opportunities Fund -- Service Shares and 0.65% for the Genworth Thornburg International Value Fund -- Service Shares.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2009 and 2008 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2009, 2008, 2007, 2006, and 2005 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.
Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2009 and were available to contract owners during 2009.

                               EXPENSES AS A                          NET   INVESTMENT
                                % OF AVERAGE                         ASSETS   INCOME
                               NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                               -------------- ------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2009....................... 1.45% to 1.85% 128,066 11.24 to  7.79 1,385    1.20%      45.60% to   45.01%
   2008....................... 1.45% to 1.85% 139,828  7.72 to  5.37 1,041    2.36%    (52.60)% to (52.80)%
   2007....................... 1.45% to 1.95% 147,454 16.29 to  9.96 2,313    0.38%     (0.11)% to  (0.37)%
   2006....................... 1.45% to 2.10% 160,952 16.31 to 11.40 2,545    0.41%      11.31% to   10.58%
   2005....................... 1.45% to 1.85% 157,878 14.65 to 10.32 2,250    0.52%       3.90% to    3.23%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2009............................. 1.45% to 1.80%  48,679  7.48 to  8.10   389     0.63%     19.32% to   18.90%
   2008............................. 1.45% to 1.80%  55,101  6.27 to  6.82   367     0.00%   (43.33)% to (43.53)%
   2007............................. 1.45% to 1.80%  75,762 11.07 to 12.07   885     0.00%     10.38% to    9.99%
   2006............................. 1.45% to 2.10%  82,704 10.03 to 11.15   872     0.07%      4.76% to    4.07%
   2005............................. 1.45% to 1.80%  44,586 11.84 to  9.48   446     0.07%      7.26% to    6.88%
 AIM V.I. Core Equity Fund --
   Series I shares
   2009............................. 1.45% to 1.85%  67,670 10.02 to  9.88   649     2.08%     26.44% to    5.93%
   2008............................. 1.45% to 1.85%  66,944  7.93 to  7.84   517     2.04%   (31.16)% to (31.44)%
   2007............................. 1.45% to 1.85%  76,482 11.52 to 11.44   880     1.02%      6.54% to    6.11%
   2006............................. 1.45% to 2.45%  89,539 10.81 to 10.74   967     0.56%      8.10% to    7.36%
   2005............................. 1.45% to 1.80% 109,225  9.33 to  8.25   940     0.79%      4.13% to    3.76%
 AIM V.I. Global Real Estate
   Fund -- Series II shares
   2009............................. 1.45% to 2.20%  65,454 10.53 to  8.12   560     0.00%     29.20% to   28.21%
   2008............................. 1.45% to 2.20%  69,095  8.15 to  6.33   454    10.70%   (45.52)% to (45.94)%
   2007............................. 1.45% to 2.20%  42,225 14.96 to 11.71   577     9.23%    (7.14)% to  (7.85)%
   2006............................. 1.45% to 1.85%  16,378 16.11 to 14.46   263     2.58%     40.18% to   39.61%
   2005............................. 1.45% to 1.60%   3,389 11.49 to 11.48    39     2.77%     14.89% to   14.78%
 AIM V.I. International Growth
   Fund -- Series II shares
   2009............................. 1.15% to 2.55% 866,891  7.56 to  7.88 8,117     1.48%     33.36% to   31.47%
   2008............................. 1.15% to 2.55% 743,212  5.67 to  5.99 5,396     0.48%   (41.22)% to (42.05)%
   2007............................. 1.15% to 2.55% 533,253  9.65 to 10.34 7,486     0.53%   (60.83)% to    5.07%
   2006............................. 1.45% to 2.10% 204,571 15.54 to 14.22 2,783     1.76%     26.03% to   25.20%
   2005............................. 1.45% to 1.85%  51,153 12.33 to 11.37   627     0.94%     16.00% to   13.71%
 AIM V.I. Large Cap Growth
   Fund -- Series I shares
   2009............................. 1.45% to 1.60%  23,760  8.78 to  8.73   208     0.38%     24.16% to   23.98%
   2008............................. 1.45% to 1.60%  24,337  7.07 to  7.04   171     0.01%   (39.18)% to (39.28)%
   2007............................. 1.45% to 1.60%  22,488 11.63 to 11.60   261     0.04%     13.96% to   13.78%
   2006............................. 1.45% to 2.20%  20,850 10.20 to 10.15   213     0.17%      2.03% to    1.51%
   2005............................. 1.45% to 1.60%  21,122 12.58 to 12.52   265     0.67%      2.00% to    1.85%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2009............................. 1.45% to 2.45% 802,293  8.60 to  8.40 6,739     0.90%     22.65% to   21.40%
   2008............................. 1.45% to 2.45% 710,556  7.01 to  6.92 4,887     3.33%   (31.22)% to (31.92)%
   2007............................. 1.45% to 2.45% 264,400 10.19 to 10.16 2,686     0.00%      5.98% to    4.59%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                  EXPENSES AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2009.......................... 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008.......................... 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
   2007.......................... 1.45% to 1.80%    36,791 17.60 to 17.31    642   0.00%      18.15% to   17.73%
   2006.......................... 1.45% to 2.10%    31,707 14.90 to 11.13    470   0.00%       6.81% to    6.11%
   2005.......................... 1.45% to 1.80%    23,391 13.95 to 11.04    322   0.00%       2.15% to    1.79%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2009.......................... 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008.......................... 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   3.96%    (41.53)% to (42.00)%
   2007.......................... 1.40% to 2.10%   715,181 16.60 to 12.01  9,232   1.52%       3.39% to    2.65%
   2006.......................... 1.40% to 2.10%   755,540 16.05 to 11.71  9,463   1.14%      15.35% to   14.53%
   2005.......................... 1.40% to 1.85%   739,428 13.92 to 10.23  8,040   1.24%       3.14% to    2.31%
 AllianceBernstein International
   Value Portfolio -- Class B
   2009.......................... 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008.......................... 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   2.08%    (53.82)% to (54.48)%
   2007.......................... 1.15% to 2.55% 1,300,461  9.52 to  9.83 17,245   2.26%    (83.43)% to  (2.59)%
   2006.......................... 1.45% to 2.10%   441,968 16.12 to 15.05  6,154   1.18%      33.17% to   32.29%
   2005.......................... 1.45% to 1.85%    80,349 12.10 to 11.39    966   1.01%      14.84% to   13.91%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2009.......................... 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008.......................... 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
   2007.......................... 1.45% to 1.85%   224,757  9.71 to 11.99  2,366   0.00%      11.96% to   11.50%
   2006.......................... 1.45% to 2.10%   249,614  8.68 to 10.72  2,364   0.00%     (2.08)% to  (2.72)%
   2005.......................... 1.45% to 1.85%   249,721 12.65 to  8.78  2,387   0.00%      13.18% to   10.30%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2009.......................... 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008.......................... 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%
   2007.......................... 1.45% to 1.80%    12,340 13.09 to 13.85    165   0.00%      12.04% to   11.64%
   2006.......................... 1.45% to 1.80%     9,706 11.68 to 12.40    116   0.00%       8.91% to    8.52%
   2005.......................... 1.45% to 1.65%    10,475 11.52 to 10.63    117   0.00%       3.34% to    3.13%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2009.......................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008.......................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
   2007.......................... 1.45% to 2.10%    92,682 10.76 to 10.74    994   4.61%       7.92% to    7.20%
   2006.......................... 1.45% to 2.10%    91,275  9.97 to 10.02    914   3.30%       0.11% to  (0.55)%
   2005.......................... 1.45% to 1.85%    28,111 10.09 to  9.94    280   2.81%       0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639    4.75%     16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559    1.97%   (35.54)% to (35.80)%
   2007........................... 1.45% to 1.85%    54,786 16.37 to 11.36    885    1.28%    (1.52)% to  (1.93)%
   2006........................... 1.45% to 1.85%    28,453 16.62 to 11.58    465    1.77%     15.39% to   14.93%
   2005........................... 1.45% to 1.60%    21,185 14.41 to 14.33    304    1.86%      3.12% to    2.96%
 VP International Fund -- Class I
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851    2.17%     31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649    0.79%   (45.63)% to (46.04)%
   2007........................... 1.45% to 2.20%   190,697 21.64 to 12.42  2,771    0.54%     16.34% to   15.45%
   2006........................... 1.45% to 1.85%    86,714 18.60 to 13.83  1,199    1.15%     23.22% to   22.72%
   2005........................... 1.45% to 1.80%    13,711 15.10 to 14.92    206    1.02%     11.62% to   11.22%
 VP Ultra(R) Fund -- Class I
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407    0.29%     32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361    0.00%   (42.33)% to (42.57)%
   2007........................... 1.45% to 1.85%    58,491 14.80 to 11.58    856    0.00%     19.25% to   18.77%
   2006........................... 1.45% to 1.85%    62,792 12.41 to  9.75    771    0.00%    (4.67)% to  (5.06)%
   2005........................... 1.45% to 1.80%    55,072 13.02 to 12.87    714    0.00%      0.69% to    0.33%
 VP Value Fund -- Class I
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107    5.62%     18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983    7.93%   (27.84)% to (28.21)%
   2007........................... 1.45% to 1.95%   113,695 16.11 to  9.28  1,810    6.70%    (6.52)% to  (7.19)%
   2006........................... 1.45% to 1.85%   118,643 17.23 to 11.79  1,986    5.66%     16.94% to   16.46%
   2005........................... 1.45% to 1.80%   108,625 14.73 to 14.56  1,593    6.17%      3.52% to    3.15%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861    2.33%     28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512    2.11%   (37.82)% to (38.08)%
   2007........................... 1.45% to 1.85%    57,948 13.19 to 12.21    760    2.55%      0.05% to  (0.36)%
   2006........................... 1.45% to 2.10%    41,198 13.18 to 12.21    540    3.60%     19.84% to   19.05%
   2005........................... 1.45% to 1.70%    26,777 11.00 to 10.96    294    0.29%      1.14% to    0.88%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717    2.06%     19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768    3.05%   (20.60)% to (21.72)%
   2007........................... 1.45% to 2.55% 2,725,305 14.61 to 10.93 32,466    6.21%   (15.41)% to   14.10%
   2006........................... 1.45% to 2.10%   414,919 12.69 to 12.23  4,553   10.37%     14.72% to   13.97%
   2005........................... 1.45% to 1.70%     9,926 11.07 to 11.05    110    0.00%     10.65% to   10.46%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2009............................. 1.45% to 1.80%  27,270  9.64 to  9.45    261    0.36%     24.79% to   24.35%
   2008............................. 1.45% to 1.80%  27,003  7.73 to  7.60    207    0.42%   (41.75)% to (41.96)%
   2007............................. 1.45% to 1.80%  13,280 13.27 to 13.10    175    0.08%      6.49% to    6.11%
   2006............................. 1.45% to 2.10%   6,933 12.46 to 10.92     86    0.06%      5.33% to    4.64%
   2005............................. 1.45% to 1.60%   4,815 11.83 to 11.80     57    0.00%      8.87% to    8.71%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2009............................. 1.45% to 1.85%  55,132  9.76 to  8.44    482    0.70%     26.21% to   25.69%
   2008............................. 1.45% to 1.85%  39,096  7.73 to  6.72    293    3.23%   (41.08)% to (41.32)%
   2007............................. 1.45% to 1.85%  38,767 13.12 to 11.45    506    5.09%    (2.59)% to  (2.98)%
   2006............................. 1.45% to 2.10%  38,058 13.47 to 11.76    510   40.95%     10.65% to    9.93%
   2005............................. 1.45% to 1.85%  30,315 12.17 to 10.71    367    1.01%      8.52% to    7.06%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2009............................. 1.45% to 1.85% 304,481 13.15 to  9.21  3,288    0.77%     24.83% to   24.32%
   2008............................. 1.45% to 1.85% 328,028 10.53 to  7.41  2,950    0.32%   (40.33)% to (40.57)%
   2007............................. 1.45% to 2.10% 264,582 17.65 to 12.39  4,485    0.08%     15.76% to   15.00%
   2006............................. 1.45% to 2.10% 274,884 15.25 to 10.78  4,019    0.00%      4.56% to    3.87%
   2005............................. 1.45% to 1.85% 236,234 14.58 to 10.39  3,342    0.00%      5.89% to    3.86%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2009............................. 1.15% to 2.55% 770,695  6.69 to  7.62  8,300    1.90%     36.36% to   34.43%
   2008............................. 1.15% to 2.55% 735,248  4.91 to  5.67  6,156   11.36%   (49.08)% to (49.80)%
   2007............................. 1.15% to 2.55% 651,295  9.64 to 11.29 11,990    1.88%   (62.57)% to   19.81%
   2006............................. 1.45% to 2.10% 370,335 22.01 to 14.62  6,741    1.27%     21.44% to   20.64%
   2005............................. 1.45% to 1.85% 219,663 18.12 to 12.13  3,904    1.07%     21.30% to   17.38%
DWS Variable Series II
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2009............................. 1.45% to 1.80%  44,025 18.59 to 18.11    811    1.61%     27.41% to   26.95%
   2008............................. 1.45% to 1.80%  44,718 14.59 to 14.27    648    9.94%   (34.64)% to (34.87)%
   2007............................. 1.45% to 1.80%  59,173 22.32 to 21.91  1,312    3.81%      1.17% to    0.81%
   2006............................. 1.45% to 1.85%  50,721 22.07 to 12.67  1,113    0.41%     22.79% to   22.29%
   2005............................. 1.45% to 1.80%  30,157 17.97 to 17.76    540    0.31%      8.19% to    7.81%
 DWS Strategic Value VIP --
   Class B Shares
   2009............................. 1.45% to 1.80%  42,230 10.85 to 10.57    456    4.22%     23.13% to   22.69%
   2008............................. 1.45% to 1.80%  47,991  8.81 to  8.61    421    7.27%   (46.94)% to (47.13)%
   2007............................. 1.45% to 1.80%  63,919 16.60 to 16.29  1,057    1.05%    (3.61)% to  (3.96)%
   2006............................. 1.45% to 1.85%  54,725 17.22 to 11.91    938    1.26%     16.50% to   16.03%
   2005............................. 1.45% to 1.60%  40,696 14.78 to 14.71    599    1.31%      5.96% to    5.80%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 DWS Technology VIP --
   Class B Shares
   2009........................... 1.45% to 1.80%    12,034 14.09 to 13.73    168   0.00%      57.61% to   57.05%
   2008........................... 1.45% to 1.80%    11,783  8.94 to  8.74    104   0.00%    (47.22)% to (47.41)%
   2007........................... 1.45% to 1.80%    11,822 16.94 to 16.63    199   0.00%      12.18% to   11.78%
   2006........................... 1.45% to 1.85%    13,491 15.10 to 10.25    203   0.00%     (1.02)% to  (1.42)%
   2005........................... 1.45% to 1.80%    11,652 15.26 to 15.08    178   0.10%       1.77% to    1.41%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   7.53%    (41.29)% to (41.49)%
   2007........................... 1.45% to 1.80%    11,484 16.32 to 16.01    187   2.46%       0.02% to  (0.34)%
   2006........................... 1.45% to 1.85%     9,566 16.32 to 10.89    156   4.97%       6.19% to    5.76%
   2005........................... 1.45% to 1.60%     5,912 15.36 to 15.29     91   0.03%       7.59% to    7.43%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
   2007........................... 1.45% to 1.85%   104,014 10.57 to 10.63  1,091   4.69%       3.31% to    2.88%
   2006........................... 1.45% to 1.85%    79,760 10.23 to 10.33    812   4.52%       3.08% to    2.67%
   2005........................... 1.45% to 1.80%    67,367  9.93 to  9.81    665   2.67%       1.18% to    0.82%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. --
   Initial Shares
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
   2007........................... 1.45% to 1.65%    36,226  9.16 to  9.04    364   0.52%       6.21% to    6.00%
   2006........................... 1.45% to 1.85%    38,664  8.63 to 10.83    365   0.10%       7.62% to    7.19%
   2005........................... 1.45% to 1.65%    34,983  9.35 to  7.94    310   0.00%       2.12% to    1.91%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%
   2007........................... 1.15% to 2.55% 1,294,362 10.02 to  9.77 13,805   5.89%       3.46% to  (3.46)%
   2006........................... 1.45% to 2.10%   815,961 10.91 to 10.43  8,850   5.81%       3.98% to    3.29%
   2005........................... 1.45% to 1.80%   727,191 10.50 to 10.33  7,593   4.06%       2.36% to    2.00%
 VT Worldwide Health
   Sciences Fund
   2009........................... 1.45% to 1.80%    80,092 15.12 to 14.73  1,194   2.41%       8.81% to    8.42%
   2008........................... 1.45% to 1.80%    92,436 13.90 to 13.59  1,246   0.00%     (8.43)% to  (8.76)%
   2007........................... 1.45% to 1.80%   149,174 15.18 to 14.89  2,220   0.00%       4.62% to    4.25%
   2006........................... 1.45% to 2.10%   149,625 14.50 to 10.44  2,124   0.00%     (1.45)% to  (2.10)%
   2005........................... 1.45% to 1.80%    77,332 14.72 to 11.78  1,118   0.00%       5.48% to    5.11%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                          NET   INVESTMENT
                                    % OF AVERAGE                         ASSETS   INCOME
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2009........................... 1.45% to 1.70%  10,877 12.60 to 12.42   125     0.79%     41.50% to   41.15%
   2008........................... 1.45% to 1.70%   8,109  8.90 to  8.80    65     0.00%   (28.46)% to (28.64)%
   2007........................... 1.45% to 1.70%   3,499 12.44 to 12.33    43     0.28%     10.11% to    9.83%
   2006........................... 1.45% to 2.10%   3,497 11.30 to 10.72    39     0.00%      4.17% to    3.49%
   2005........................... 1.45% to 1.70%   1,486 10.85 to 10.80    17     0.00%      2.07% to    1.81%
Federated Insurance Series
 Federated Capital Income Fund II
   2009........................... 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008........................... 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
   2007........................... 1.40% to 1.40%  22,066  9.92 to  9.92   219     5.95%      2.57% to    2.57%
   2006........................... 1.40% to 1.40%  37,074  9.67 to  9.67   359     6.00%     14.03% to   14.03%
   2005........................... 1.40% to 1.40%  44,491  8.48 to  8.48   377     5.50%      4.80% to    4.80%
 Federated Clover Value
   Fund II -- Primary Shares
   2009........................... 1.40% to 1.40%  12,557  8.82 to  8.82   111     3.03%     13.11% to   13.11%
   2008........................... 1.40% to 1.40%  16,009  7.80 to  7.80   125     6.62%   (34.72)% to (34.72)%
   2007........................... 1.40% to 1.40%  20,560 11.95 to 11.95   246     3.06%   (10.93)% to (10.93)%
   2006........................... 1.40% to 1.40%  41,427 13.42 to 13.42   556     2.44%     15.18% to   15.18%
   2005........................... 1.40% to 1.40%  56,133 11.65 to 11.65   654     1.54%      3.56% to    3.56%
 Federated High Income Bond
   Fund II -- Primary Shares
   2009........................... 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008........................... 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
   2007........................... 1.40% to 1.40%  20,369 12.95 to 12.95   264     8.33%      1.97% to    1.97%
   2006........................... 1.40% to 1.40%  39,819 12.70 to 12.70   506     7.91%      9.26% to    9.26%
   2005........................... 1.40% to 1.40%  37,407 11.62 to 11.62   435     8.36%      1.23% to    1.23%
 Federated High Income Bond
   Fund II -- Service Shares
   2009........................... 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008........................... 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
   2007........................... 1.45% to 2.10% 594,397 13.94 to 10.97 8,284     7.26%      1.68% to    1.01%
   2006........................... 1.45% to 2.10% 517,591 13.71 to 10.86 7,095     7.69%      8.97% to    8.25%
   2005........................... 1.45% to 1.85% 369,658 12.81 to 10.05 4,658     6.59%      0.79% to    0.44%
 Federated Kaufmann
   Fund II -- Service Shares
   2009........................... 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008........................... 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     2.47%   (42.58)% to (43.39)%
   2007........................... 1.45% to 1.80% 199,236 22.03 to 21.67 4,211     1.68%     18.87% to   18.45%
   2006........................... 1.45% to 2.10% 196,003 18.54 to 12.00 3,466     0.58%     12.94% to   12.20%
   2005........................... 1.45% to 1.80% 169,389 16.41 to 12.63 2,662     0.00%      9.27% to    8.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2009............................. 1.40% to 1.40%    13,266 12.29 to 12.29    163   2.41%      27.31% to   27.31%
   2008............................. 1.40% to 1.40%    17,549  9.65 to  9.65    169   8.59%    (29.72)% to (29.72)%
   2007............................. 1.40% to 1.40%    25,274 13.73 to 13.73    347   6.49%      13.88% to   13.88%
   2006............................. 1.40% to 1.40%    23,134 12.06 to 12.06    279   2.81%       5.82% to    5.82%
   2005............................. 1.40% to 1.40%    26,984 11.40 to 11.40    307   2.79%       2.59% to    2.59%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2009............................. 1.45% to 1.85%    84,829 11.29 to 10.69    922   2.35%      26.89% to   26.38%
   2008............................. 1.45% to 1.85%    92,591  8.90 to  8.46    797   8.44%    (29.94)% to (30.22)%
   2007............................. 1.45% to 1.85%    88,970 12.70 to 12.12  1,092   5.68%      13.50% to   13.03%
   2006............................. 1.45% to 2.10%   105,495 11.19 to 10.68  1,146   2.33%       5.59% to    4.89%
   2005............................. 1.45% to 2.10%    67,242 10.60 to 10.19    698   0.33%       2.28% to    1.87%
 VIP Balanced Portfolio --
   Service Class 2
   2009............................. 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   2.10%      36.32% to   34.80%
   2008............................. 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.88%    (35.10)% to (35.83)%
   2007............................. 1.45% to 2.55%   734,604 11.17 to 10.05  8,065   3.79%      10.61% to    0.71%
   2006............................. 1.45% to 2.45%   108,030 10.43 to 10.36  1,122   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2009............................. 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.32%      33.81% to   33.81%
   2008............................. 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.99%    (43.32)% to (43.32)%
   2007............................. 1.40% to 1.40%   120,994 20.02 to 20.02  2,423   4.58%      15.94% to   15.94%
   2006............................. 1.40% to 1.40%   185,766 17.27 to 17.27  3,208   1.28%      10.16% to   10.16%
   2005............................. 1.40% to 1.40%   216,686 15.68 to 15.68  3,397   0.30%      15.31% to   15.31%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2009............................. 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.27%      33.50% to   32.42%
   2008............................. 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.75%    (43.52)% to (43.98)%
   2007............................. 1.15% to 2.55% 2,178,605  9.80 to 10.97 36,516   6.02%    (34.76)% to   14.76%
   2006............................. 1.45% to 2.10% 1,669,583 15.22 to 11.89 25,289   1.07%       9.82% to    9.10%
   2005............................. 1.45% to 1.80% 1,223,385 14.41 to 13.72 17,192   0.10%      14.96% to   14.55%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2009............................. 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008............................. 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
   2007............................. 1.45% to 1.80%    23,726 16.59 to 16.31    390   6.24%       5.17% to    4.80%
   2006............................. 1.45% to 2.10%    13,774 15.77 to 12.36    216   0.26%      12.17% to   11.43%
   2005............................. 1.45% to 1.70%    11,160 14.06 to 12.65    157   0.00%      18.93% to   18.63%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 VIP Equity-Income Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008......................... 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%
   2007......................... 1.40% to 1.40%    78,815 15.21 to 15.21  1,199   1.95%       0.10% to    0.10%
   2006......................... 1.40% to 1.40%   124,294 15.19 to 15.19  1,888   4.53%      18.52% to   18.52%
   2005......................... 1.40% to 1.40%   172,214 12.82 to 12.82  2,208   2.06%       4.39% to    4.39%
 VIP Equity-Income Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008......................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
   2007......................... 1.15% to 2.55% 1,070,884  9.64 to  9.38 13,459   2.64%    (45.31)% to  (9.14)%
   2006......................... 1.45% to 2.10%   669,782 13.03 to 12.16  8,918   4.24%      18.20% to   17.42%
   2005......................... 1.45% to 1.85%   651,537 12.49 to 10.36  7,340   1.75%       4.04% to    3.65%
 VIP Growth & Income Portfolio
   -- Initial Class
   2009......................... 1.40% to 1.40%    23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008......................... 1.40% to 1.40%    25,372  7.88 to  7.88    200   3.52%    (42.52)% to (42.52)%
   2007......................... 1.40% to 1.40%    41,008 13.71 to 13.71    562   4.94%      10.55% to   10.55%
   2006......................... 1.40% to 1.40%    74,507 12.40 to 12.40    924   0.96%      11.60% to   11.60%
   2005......................... 1.40% to 1.40%    96,118 11.11 to 11.11  1,068   1.52%       6.13% to    6.13%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2009......................... 1.45% to 1.80%   176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008......................... 1.45% to 1.80%   187,975  7.31 to  7.48  1,389   3.00%    (42.74)% to (42.95)%
   2007......................... 1.45% to 1.80%   278,837 12.76 to 13.12  3,625   4.09%      10.23% to    9.83%
   2006......................... 1.45% to 2.10%   296,700 11.58 to 11.93  3,505   0.70%      11.22% to   10.49%
   2005......................... 1.45% to 1.80%   305,237 11.57 to 10.31  3,242   1.22%       5.85% to    5.47%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2009......................... 1.40% to 1.40%    21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008......................... 1.40% to 1.40%    24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
   2007......................... 1.40% to 1.40%    30,097 11.00 to 11.00    331   0.00%      21.45% to   21.45%
   2006......................... 1.40% to 1.40%    46,104  9.06 to  9.06    418   0.74%       3.98% to    3.98%
   2005......................... 1.40% to 1.40%    60,379  8.71 to  8.71    526   0.93%       7.37% to    7.37%
 VIP Growth Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%    53,162  8.99 to  8.99    478   0.54%      26.49% to   26.49%
   2008......................... 1.40% to 1.40%    56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
   2007......................... 1.40% to 1.40%    73,108 13.65 to 13.65    998   0.93%      25.18% to   25.18%
   2006......................... 1.40% to 1.40%   101,370 10.90 to 10.90  1,105   0.41%       5.36% to    5.36%
   2005......................... 1.40% to 1.40%   128,725 10.35 to 10.35  1,332   0.51%       4.32% to    4.32%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.10%    183,390  7.23 to  8.67   1,391    0.28%     26.11% to   25.28%
   2008......................... 1.45% to 2.10%    219,313  5.74 to  6.92   1,322    0.60%   (48.07)% to (48.42)%
   2007......................... 1.45% to 2.10%    203,223 11.05 to 13.41   2,367    0.46%     24.81% to   23.99%
   2006......................... 1.45% to 2.10%    221,605  8.85 to 10.82   2,071    0.16%      5.03% to    4.34%
   2005......................... 1.45% to 1.85%    229,870 11.12 to  8.35   2,037    0.25%      3.98% to    3.61%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2009......................... 1.45% to 2.25%    144,762 10.95 to 10.71   1,577    9.44%     13.80% to   12.87%
   2008......................... 1.45% to 2.25%     46,490  9.62 to  9.49     446    2.31%    (4.86)% to  (5.63)%
   2007......................... 1.15% to 2.55%    347,294 10.09 to 10.04   3,497    0.10%     16.01% to    0.55%
 VIP Mid Cap Portfolio --
   Service Class 2
   2009......................... 1.40% to 2.25%    538,782 20.61 to  9.16   9,369    1.00%     37.80% to   36.61%
   2008......................... 1.40% to 2.25%    573,688 14.96 to  6.71   7,308    5.06%   (40.45)% to (40.97)%
   2007......................... 1.15% to 2.55%    932,561  9.78 to 10.55  18,948    0.60%   (38.24)% to    8.25%
   2006......................... 1.40% to 2.10%    828,300 22.09 to 12.19  15,885    1.17%     10.84% to   10.05%
   2005......................... 1.40% to 1.85%    727,992 19.93 to 11.09  12,602    0.00%     16.37% to   10.86%
 VIP Overseas Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195    2.28%     24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204    4.80%   (44.59)% to (44.59)%
   2007......................... 1.40% to 1.40%     39,584 16.41 to 16.41     650    3.25%     15.66% to   15.66%
   2006......................... 1.40% to 1.40%     57,246 14.19 to 14.19     812    1.60%     16.43% to   16.43%
   2005......................... 1.40% to 1.40%     65,193 12.19 to 12.19     794    1.18%     17.39% to   17.39%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310    0.36%     54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   15.58%   (51.99)% to (52.17)%
   2007......................... 1.45% to 1.80%     33,726 13.52 to 13.34     454    6.67%      3.90% to    3.53%
   2006......................... 1.45% to 2.10%     22,966 13.01 to 11.65     298    1.92%     14.33% to   13.58%
   2005......................... 1.45% to 1.70%     23,798 11.38 to 11.33     271    0.09%      0.95% to    0.69%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031    8.23%     34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782    6.15%   (30.47)% to (31.45)%
   2007......................... 1.45% to 2.55%  8,556,750 12.40 to  9.63  97,169    3.41%      3.33% to  (5.51)%
   2006......................... 1.45% to 2.10%  2,999,655 12.13 to 11.29  34,118    2.54%     16.53% to   15.76%
   2005......................... 1.45% to 2.10%    380,704 10.41 to  9.75   3,812    0.04%      4.07% to  (2.48)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2009............................ 1.45% to 1.60%    34,122 12.32 to 12.18    418    1.39%     27.85% to   27.66%
   2008............................ 1.45% to 1.95%    41,287  9.64 to  6.69    379    3.78%   (35.48)% to (35.81)%
   2007............................ 1.45% to 1.95%    46,099 14.93 to 10.42    662    0.82%      4.68% to    4.18%
   2006............................ 1.45% to 1.85%    82,175 14.27 to 10.90  1,037    0.70%      9.29% to    8.85%
   2005............................ 1.45% to 1.60%    27,455 13.05 to 12.99    358    0.57%    (0.40)% to  (0.55)%
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2009............................ 1.45% to 2.55% 2,351,040  8.05 to  7.84 18,728    2.64%     28.36% to   26.93%
   2008............................ 1.45% to 2.55% 2,297,102  6.27 to  6.17 14,294    2.96%   (36.80)% to (37.51)%
   2007............................ 1.45% to 2.55%   805,962  9.92 to  9.88  7,970    0.00%    (2.52)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2009............................ 1.15% to 2.55% 1,540,991  7.50 to  7.20 13,787    1.95%     24.60% to   22.83%
   2008............................ 1.15% to 2.55% 1,297,225  6.02 to  5.86  9,528    3.12%   (37.83)% to (38.72)%
   2007............................ 1.45% to 2.20%   371,527 17.38 to 10.99  5,631    2.25%      1.97% to    1.19%
   2006............................ 1.45% to 1.85%   223,286 17.04 to 12.40  3,155    1.19%     16.67% to   16.20%
   2005............................ 1.45% to 1.80%    33,351 14.61 to 14.44    485    0.94%      8.96% to    8.57%
 Templeton Foreign Securities Fund
   -- Class 1 Shares
   2009............................ 1.40% to 1.40%     3,719 12.18 to 12.18     45    3.60%     35.42% to   35.42%
   2008............................ 1.40% to 1.40%     4,067  8.99 to  8.99     37    4.00%   (41.07)% to (41.07)%
   2007............................ 1.40% to 1.40%     5,660 15.26 to 15.26     86    2.39%     14.16% to   14.16%
   2006............................ 1.40% to 1.40%     9,537 13.37 to 13.37    127    1.46%     20.00% to   20.00%
   2005............................ 1.40% to 1.40%     3,684 11.14 to 11.14     41    1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund
   -- Class 2 Shares
   2009............................ 1.45% to 2.20%   283,523 17.09 to  9.52  3,787    3.36%     35.06% to   34.03%
   2008............................ 1.45% to 2.20%   314,570 12.65 to  7.10  3,021    3.42%   (41.24)% to (41.69)%
   2007............................ 1.45% to 2.20%   341,692 21.54 to 12.18  5,688    2.13%     13.77% to   12.90%
   2006............................ 1.45% to 1.85%   190,711 18.93 to 12.96  3,124    1.19%     19.69% to   19.20%
   2005............................ 1.45% to 1.80%    90,508 15.82 to 15.63  1,424    1.14%      8.58% to    8.19%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2009............................ 1.45% to 1.80%    30,267 17.52 to 17.07    527    9.36%     20.04% to   19.62%
   2008............................ 1.45% to 1.80%    32,853 14.59 to 14.27    477   11.62%   (26.18)% to (26.45)%
   2007............................ 1.45% to 1.80%    40,256 19.77 to 19.40    792   17.82%      8.41% to    8.02%
   2006............................ 1.45% to 1.85%    30,427 18.24 to 12.29    553    6.66%     19.36% to   18.88%
   2005............................ 1.45% to 1.80%    24,283 15.28 to 15.10    370    2.78%      2.06% to    1.70%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                             NET   INVESTMENT
                                    % OF AVERAGE                            ASSETS   INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2009........................... 1.40% to 1.40%      3,978 14.62 to 14.62     58   15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%      3,720 12.46 to 12.46     46    3.84%      4.97% to    4.97%
   2007........................... 1.40% to 1.40%      7,313 11.87 to 11.87     87    3.59%      9.71% to    9.71%
   2006........................... 1.40% to 1.40%     16,256 10.82 to 10.82    176    3.20%     11.56% to   11.56%
   2005........................... 1.40% to 1.40%     22,046  9.70 to  9.70    214    2.36%    (4.27)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2009........................... 1.45% to 2.20%    383,751  8.19 to  7.96  3,020    3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20%    360,804  6.34 to  6.21  2,215    1.58%   (43.16)% to (43.59)%
   2007........................... 1.45% to 1.80%    185,703 11.15 to 11.08  2,066    1.50%      0.86% to    0.49%
   2006........................... 1.45% to 2.45%     40,008 11.05 to 10.98    442    0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Core Value Equity
   Fund -- Class 1 Shares
   2009........................... 1.45% to 1.80%    151,515 10.38 to 10.69  1,557    1.26%     23.58% to   23.14%
   2008........................... 1.45% to 1.80%    146,011  8.40 to  8.68  1,239    1.25%   (33.91)% to (34.15)%
   2007........................... 1.45% to 1.80%    163,427 12.70 to 13.19  2,133    1.91%      8.49% to    8.11%
   2006........................... 1.45% to 2.10%    179,951 11.71 to 11.74  2,167    1.85%     16.15% to   15.38%
   2005........................... 1.45% to 1.80%    179,238 11.83 to  9.99  1,863    1.29%      2.56% to    2.19%
 Income Fund -- Class 1 Shares
   2009........................... 1.40% to 1.80%    192,545 13.92 to 11.45  2,211    4.01%      6.37% to    5.94%
   2008........................... 1.40% to 1.80%    249,065 13.09 to 10.81  2,728    4.77%    (6.44)% to  (6.82)%
   2007........................... 1.40% to 1.80%    317,169 13.99 to 11.60  3,774    5.76%      3.35% to    2.93%
   2006........................... 1.40% to 2.10%    571,907 13.54 to 10.19  6,423    6.48%      2.92% to    2.18%
   2005........................... 1.40% to 1.80%    347,018 13.15 to 10.21  3,986    4.97%      0.61% to    0.21%
 International Equity
   Fund -- Class 1 Shares
   2009........................... 1.40% to 1.40%      5,575 11.19 to 11.19     62    1.71%     25.93% to   25.93%
   2008........................... 1.40% to 1.40%     11,387  8.88 to  8.88    101    6.12%   (46.60)% to (46.60)%
   2007........................... 1.40% to 1.40%     13,233 16.63 to 16.63    220    1.73%     21.25% to   21.25%
   2006........................... 1.40% to 1.40%     14,355 13.72 to 13.72    197    1.10%     22.95% to   22.95%
   2005........................... 1.40% to 1.40%     15,925 11.16 to 11.16    178    1.03%     16.55% to   16.55%
 Mid-Cap Equity
   Fund -- Class 1 Shares
   2009........................... 1.40% to 2.25%    212,883 16.89 to  9.27  2,807    0.25%     39.47% to   38.27%
   2008........................... 1.40% to 2.25%    244,140 12.11 to  6.70  2,304    0.22%   (38.69)% to (39.22)%
   2007........................... 1.15% to 2.55%    475,563  9.75 to 10.21  6,953    2.22%   (43.35)% to    3.13%
   2006........................... 1.40% to 2.10%    376,443 17.79 to 11.12  5,515    1.52%      6.89% to    6.13%
   2005........................... 1.40% to 1.85%    406,786 16.64 to 10.49  5,654    2.60%     10.18% to    4.91%
 Money Market Fund
   2009........................... 1.40% to 2.45% 18,995,617 12.05 to 10.14 27,913    0.27%    (1.13)% to  (2.18)%
   2008........................... 1.40% to 2.45% 15,776,834 12.19 to 10.37 30,509    1.71%      0.81% to  (0.26)%
   2007........................... 1.40% to 2.20%  7,478,410 12.09 to 10.44 11,295    4.78%      3.45% to    2.60%
   2006........................... 1.40% to 2.10%  6,001,548 11.69 to 10.30  9,298    4.54%      3.17% to    2.43%
   2005........................... 1.40% to 1.85%  4,481,391 11.33 to  0.99  6,895    2.76%      1.37% to    0.69%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Premier Growth Equity
   Fund -- Class 1 Shares
   2009......................... 1.40% to 1.80%    113,109  8.72 to  9.43   1,084   0.36%      36.80% to   36.24%
   2008......................... 1.40% to 1.80%    123,394  6.38 to  6.92     863   0.41%    (37.55)% to (37.80)%
   2007......................... 1.40% to 1.80%    163,769 10.21 to 11.13   1,819   0.42%       3.86% to    3.43%
   2006......................... 1.40% to 2.10%    240,727  9.83 to 10.72   2,512   0.41%       7.55% to    6.78%
   2005......................... 1.40% to 1.80%    293,875 11.13 to  9.14   2,829   0.37%     (0.12)% to  (0.53)%
 Real Estate Securities Fund --
   Class 1 Shares
   2009......................... 1.15% to 2.55%    430,560  7.65 to  6.69   4,631   5.32%      34.21% to   32.30%
   2008......................... 1.15% to 2.55%    419,691  5.70 to  5.06   3,530   6.22%    (36.77)% to (37.67)%
   2007......................... 1.40% to 1.80%    184,849 26.60 to 19.42   3,739   6.36%    (16.06)% to (16.40)%
   2006......................... 1.40% to 2.10%    197,475 31.69 to 13.26   4,802   2.92%      31.17% to   30.24%
   2005......................... 1.40% to 1.80%    191,031 24.16 to 14.85   3,569   6.63%      10.22% to    9.78%
 S&P 500(R) Index Fund
   2009......................... 1.40% to 2.25%  1,801,232  9.69 to  7.77  16,680   2.21%      24.53% to   23.46%
   2008......................... 1.40% to 2.25%  1,958,296  7.78 to  6.29  14,564   1.58%    (38.28)% to (38.82)%
   2007......................... 1.15% to 2.55%  3,517,982  9.69 to  9.82  42,063   1.73%    (53.88)% to  (2.71)%
   2006......................... 1.40% to 2.10%  3,485,365 12.17 to 11.52  40,507   1.68%      13.82% to   13.01%
   2005......................... 1.40% to 1.80%  3,620,472 11.98 to  9.85  37,084   1.73%       3.05% to    2.63%
 Small-Cap Equity Fund --
   Class 1 Shares
   2009......................... 1.40% to 1.80%    240,160 14.09 to 10.96   2,802   0.00%      29.05% to   28.53%
   2008......................... 1.40% to 1.80%    268,919 10.92 to  8.53   2,451   0.41%    (38.47)% to (38.72)%
   2007......................... 1.40% to 1.85%    400,457 17.74 to 11.34   5,981   3.04%       0.95% to    0.48%
   2006......................... 1.40% to 2.10%    427,366 17.58 to 11.25   6,337   0.78%      11.69% to   10.89%
   2005......................... 1.40% to 1.80%    412,644 15.74 to 12.45   5,519   1.09%       8.00% to    7.57%
 Total Return Fund -- Class 1
   Shares
   2009......................... 1.40% to 2.10%  1,438,791 13.62 to 10.24  16,812   1.49%      19.12% to   18.27%
   2008......................... 1.40% to 2.10%  1,880,860 11.43 to  8.65  18,765   1.80%    (30.28)% to (30.77)%
   2007......................... 1.40% to 2.10%  2,365,482 16.40 to 12.50  34,267   2.44%      10.11% to    9.32%
   2006......................... 1.40% to 2.10%  2,336,793 14.89 to 11.44  30,823   1.96%      12.16% to   11.37%
   2005......................... 1.40% to 2.10%  1,810,784 13.28 to 10.27  21,850   2.28%       2.80% to    1.81%
 Total Return Fund -- Class 3
   Shares
   2009......................... 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008......................... 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
   2007......................... 1.40% to 2.55%  8,909,381 11.67 to 10.42 101,761   3.58%       9.89% to    6.37%
   2006......................... 1.40% to 2.45%  2,539,286 10.62 to 10.55  26,848   4.45%       6.24% to    5.49%
 U.S. Equity Fund -- Class 1
   Shares
   2009......................... 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008......................... 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.74%    (36.95)% to (37.21)%
   2007......................... 1.40% to 1.80%    143,327 14.11 to 12.17   1,768   0.81%       6.49% to    6.06%
   2006......................... 1.40% to 2.10%    237,436 13.25 to 11.47   2,860   1.37%      14.50% to   13.69%
   2005......................... 1.40% to 1.80%    283,750 11.57 to  9.53   3,031   1.08%       1.08% to    0.67%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Genworth Variable Insurance Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2009........................... 1.45% to 1.70%     5,563  9.53 to  9.50     53    0.00%     48.17% to   47.79%
   2008........................... 1.70% to 1.70%     1,352  6.43 to  6.43      9    0.00%   (75.52)% to (75.52)%
 Genworth Columbia Mid Cap
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55%   447,135  8.60 to  8.44  3,815    0.87%     30.66% to   28.81%
   2008........................... 1.15% to 2.55%   383,490  6.58 to  6.55  2,519    0.73%   (73.59)% to (73.96)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2009........................... 1.45% to 1.70%    49,213  9.05 to  9.02    445    0.32%     28.88% to   28.55%
   2008........................... 1.45% to 1.70%    35,816  7.02 to  7.01    251    0.27%   (67.57)% to (67.65)%
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,223,451  8.73 to  8.57 10,596    1.42%     14.81% to   13.19%
   2008........................... 1.15% to 2.55%   904,145  7.60 to  7.57  6,859    0.61%   (58.22)% to (58.81)%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2009........................... 1.15% to 2.55%   916,393 11.37 to 11.16 10,341    6.47%      7.33% to    5.81%
   2008........................... 1.15% to 2.55%   622,817 10.59 to 10.55  6,585    0.90%     20.16% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,232,073  9.86 to  9.68 12,058    0.02%     31.95% to   30.08%
   2008........................... 1.15% to 2.55% 1,073,627  7.48 to  7.44  8,009    0.07%   (60.39)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,577,381 10.44 to 10.24 16,336   11.02%     44.02% to   41.98%
   2008........................... 1.15% to 2.55% 1,487,679  7.25 to  7.21 10,759    4.68%   (64.12)% to (64.63)%
 Genworth Putnam International
   Capital Opportunities Fund --
   Service Shares
   2009........................... 1.15% to 2.55%   416,827 10.66 to 10.46  4,410   13.60%     54.85% to   52.65%
   2008........................... 1.15% to 2.55%   422,230  6.88 to  6.85  2,901    0.00%   (69.53)% to (69.95)%
 Genworth Thornburg International
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55%   405,457  9.91 to  9.73  3,987    0.00%     29.46% to   27.63%
   2008........................... 1.15% to 2.55%   331,749  7.66 to  7.62  2,534    0.46%   (57.28)% to (57.88)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                       EXPENSES AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Growth and Income
   Fund
   2009............................... 1.40% to 1.40%   9,403  9.77 to  9.77    92    1.81%      16.67% to   16.67%
   2008............................... 1.40% to 1.40%   9,686  8.37 to  8.37    81    1.77%    (35.44)% to (35.44)%
   2007............................... 1.40% to 1.40%  15,174 12.97 to 12.97   197    2.81%       0.07% to    0.07%
   2006............................... 1.40% to 1.40%  25,952 12.96 to 12.96   336    1.42%      20.92% to   20.92%
   2005............................... 1.40% to 1.40%  48,438 10.72 to 10.72   519    1.67%       2.48% to    2.48%
 Goldman Sachs Mid Cap Value Fund
   2009............................... 1.40% to 2.10%  56,556 20.94 to  9.47   799    1.66%      31.30% to   30.36%
   2008............................... 1.40% to 2.10%  70,748 15.95 to  7.26   744    0.89%    (37.94)% to (38.38)%
   2007............................... 1.40% to 2.10%  91,608 25.69 to 11.78 1,694    2.96%       1.75% to    1.02%
   2006............................... 1.40% to 2.10% 121,653 25.25 to 11.66 2,488    2.89%      14.54% to   13.73%
   2005............................... 1.40% to 1.85% 118,616 22.04 to 10.27 2,311    3.15%      13.89% to    2.67%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced
   Portfolio -- Class 1
   2009............................... 1.45% to 1.60%   7,946 10.25 to 10.19    81    2.43%      22.65% to   22.46%
   2008............................... 1.60% to 1.60%   1,806  8.32 to  8.32    15    8.01%    (25.52)% to (25.52)%
   2007............................... 1.45% to 1.60%   4,232 11.21 to 11.18    47    1.27%       4.59% to    4.43%
   2006............................... 1.45% to 2.20%     733 10.71 to 10.66     8    0.00%       7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio -- Class 1
   2009............................... 1.45% to 2.20% 369,762 11.80 to 11.47 4,292    4.03%       8.04% to    7.22%
   2008............................... 1.45% to 2.20% 146,151 10.92 to 10.70 1,569    4.96%     (0.16)% to  (0.92)%
   2007............................... 1.45% to 2.20% 144,682 10.94 to 10.80 1,553    4.62%       3.96% to    4.76%
   2006............................... 1.45% to 2.20%  84,908 10.44 to 10.39   883    0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio --
   Class 1
   2009............................... 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008............................... 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.97%    (44.60)% to (45.03)%
   2007............................... 1.45% to 1.80%   3,588 11.56 to 11.49    41    1.80%      15.53% to   15.12%
   2006............................... 1.45% to 2.20%     229  10.00 to 9.95     2    0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2009............................... 1.45% to 2.20%  83,741  8.68 to  8.44   691    2.56%      24.60% to   23.66%
   2008............................... 1.45% to 2.20%  88,352  6.97 to  6.83   589    1.85%    (38.12)% to (38.59)%
   2007............................... 1.45% to 2.20%  49,360 11.26 to 11.12   539    0.10%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio
   2009............................... 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2009............................... 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008............................... 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
   2007............................... 1.45% to 2.20%  78,091 11.24 to 11.10   866    0.00%       9.92% to    9.08%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2009............................ 1.45% to 2.20%    49,189  8.40 to  8.17    404   1.56%      33.70% to   32.68%
   2008............................ 1.45% to 2.20%    55,839  6.28 to  6.16    344   1.61%    (39.70)% to (40.16)%
   2007............................ 1.45% to 2.20%    78,269 10.42 to 10.29    805   0.28%       1.37% to    0.59%
   2006............................ 1.45% to 2.20%     6,621 10.28 to 10.23     68   0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2009............................ 1.45% to 1.80%   139,155 12.89 to 12.86  1,792   0.00%      44.45% to   43.94%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2009............................ 1.45% to 1.80%    20,733 12.92 to 12.89    268   0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2009............................ 1.45% to 2.20%   114,272 10.14 to  9.86  1,108   2.52%      31.74% to   30.74%
   2008............................ 1.45% to 2.20%   112,817  7.70 to  7.54    830   6.33%    (35.75)% to (36.24)%
   2007............................ 1.45% to 2.20%    65,693 11.98 to 11.83    762   0.13%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    99,658 18.34 to 18.34  1,828   2.98%      24.13% to   24.13%
   2008............................ 1.40% to 1.40%   112,505 14.78 to 14.78  1,663   2.62%    (17.02)% to (17.02)%
   2007............................ 1.40% to 1.40%   141,408 17.81 to 17.81  2,518   2.47%       8.98% to    8.98%
   2006............................ 1.40% to 1.40%   193,839 16.34 to 16.34  3,168   1.99%       9.17% to    9.17%
   2005............................ 1.40% to 1.40%   280,281 14.97 to 14.97  4,195   2.20%       6.45% to    6.45%
 Balanced Portfolio --
   Service Shares
   2009............................ 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008............................ 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
   2007............................ 1.45% to 2.55%   731,461 13.41 to 10.30  9,276   2.34%       8.68% to    4.51%
   2006............................ 1.45% to 2.10%   535,990 12.34 to 11.22  6,602   1.97%       8.82% to    8.10%
   2005............................ 1.45% to 2.10%   514,022 11.66 to 10.38  5,855   2.07%       6.10% to    3.81%
 Enterprise Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008............................ 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
   2007............................ 1.40% to 1.40%   118,780 17.31 to 17.31  2,056   0.19%      20.33% to   20.33%
   2006............................ 1.40% to 1.40%   178,962 14.39 to 14.39  2,575   0.00%      12.03% to   12.03%
   2005............................ 1.40% to 1.40%   254,013 12.84 to 12.84  3,262   0.00%      10.74% to   10.74%
 Enterprise Portfolio --
   Service Shares
   2009............................ 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008............................ 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%
   2007............................ 1.45% to 1.80%    18,858 13.00 to 17.71    274   0.06%      19.97% to   19.54%
   2006............................ 1.45% to 1.80%    30,009 10.84 to 14.82    355   0.00%      11.67% to   11.27%
   2005............................ 1.45% to 1.80%    31,390 13.42 to  9.62    335   0.00%      10.41% to   10.02%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008............................ 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
   2007............................ 1.40% to 1.40%    15,368 14.57 to 14.57    224   4.56%       5.53% to    5.53%
   2006............................ 1.40% to 1.40%    22,072 13.81 to 13.81    305   4.71%       2.76% to    2.76%
   2005............................ 1.40% to 1.40%    27,043 13.44 to 13.44    363   5.40%       0.58% to    0.58%
 Forty Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008............................ 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
   2007............................ 1.40% to 1.40%   132,400 21.96 to 21.96  2,908   0.32%      35.07% to   35.07%
   2006............................ 1.40% to 1.40%   187,346 16.26 to 16.26  3,047   0.33%       7.82% to    7.82%
   2005............................ 1.40% to 1.40%   253,827 15.08 to 15.08  3,828   0.21%      11.27% to   11.27%
 Forty Portfolio -- Service Shares
   2009............................ 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008............................ 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
   2007............................ 1.15% to 2.55%   394,414  9.93 to 12.56  5,860   0.21%    (12.17)% to (40.38)%
   2006............................ 1.45% to 2.10%   162,268 11.68 to 11.15  1,844   0.20%       7.54% to    6.83%
   2005............................ 1.45% to 1.80%    56,708 12.82 to 10.76    627   0.01%      10.93% to   10.54%
 Global Life Sciences Portfolio --
   Service Shares
   2009............................ 1.45% to 1.65%     4,667 11.94 to 11.73     57   0.00%      23.83% to   23.58%
   2008............................ 1.45% to 1.65%     7,321  9.64 to  9.49     72   0.00%    (30.05)% to (30.19)%
   2007............................ 1.45% to 1.80%     8,927 13.78 to 14.50    126   0.00%      19.93% to   19.50%
   2006............................ 1.45% to 1.80%    14,199 11.49 to 12.13    166   0.00%       4.80% to    4.42%
   2005............................ 1.45% to 1.80%    15,363 11.71 to 10.86    171   0.00%      10.70% to   10.31%
 Global Technology Portfolio --
   Service Shares
   2009............................ 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008............................ 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
   2007............................ 1.45% to 1.80%     4,628  9.26 to 11.72     53   0.29%      19.92% to   19.50%
   2006............................ 1.45% to 1.80%     7,179  7.72 to  9.81     67   0.00%       6.27% to    5.89%
   2005............................ 1.45% to 1.80%     8,241  9.33 to  7.20     72   0.00%       9.94% to    9.55%
 Janus Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    66,821  9.84 to  9.84    658   0.54%      34.45% to   34.45%
   2008............................ 1.40% to 1.40%    77,540  7.32 to  7.32    568   0.71%    (40.57)% to (40.57)%
   2007............................ 1.40% to 1.40%    99,462 12.32 to 12.32  1,225   0.67%      13.47% to   13.47%
   2006............................ 1.40% to 1.40%   157,207 10.85 to 10.85  1,706   0.46%       9.82% to    9.82%
   2005............................ 1.40% to 1.40%   202,244  9.88 to  9.88  1,999   0.34%       2.83% to    2.83%
 Janus Portfolio -- Service Shares
   2009............................ 1.45% to 1.80%    12,964  7.87 to  9.25    111   0.41%      34.04% to   33.57%
   2008............................ 1.45% to 1.80%    19,519  5.87 to  6.93    121   0.57%    (40.74)% to (40.95)%
   2007............................ 1.45% to 1.80%    30,330  9.90 to 11.73    322   0.52%      13.12% to   12.72%
   2006............................ 1.45% to 1.80%    36,152  8.75 to 10.41    325   0.27%       9.53% to    9.14%
   2005............................ 1.45% to 1.80%    40,342  9.61 to  7.92    335   0.13%       2.51% to    2.15%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                       EXPENSES AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Overseas Portfolio --
   Institutional Shares
   2009............................... 1.40% to 1.40%  38,337 24.01 to 24.01   920    0.55%      77.05% to   77.05%
   2008............................... 1.40% to 1.40%  44,047 13.56 to 13.56   597    2.66%    (52.79)% to (52.79)%
   2007............................... 1.40% to 1.40%  56,741 28.72 to 28.72 1,630    0.58%      26.51% to   26.51%
   2006............................... 1.40% to 1.40%  80,323 22.70 to 22.70 1,823    1.86%      44.97% to   44.97%
   2005............................... 1.40% to 1.40% 113,239 15.66 to 15.66 1,773    1.20%      30.45% to   30.45%
 Overseas Portfolio -- Service Shares
   2009............................... 1.45% to 1.80%  42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008............................... 1.45% to 1.80%  50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
   2007............................... 1.45% to 1.80%  56,739 23.01 to 26.44 1,410    0.45%      26.15% to   25.70%
   2006............................... 1.45% to 2.10%  61,529 18.24 to 17.84 1,214    1.85%      44.51% to   43.56%
   2005............................... 1.45% to 1.80%  71,241 16.64 to 12.50   975    1.08%      30.03% to   29.57%
 Worldwide Portfolio --
   Institutional Shares
   2009............................... 1.40% to 1.40%  84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008............................... 1.40% to 1.40%  98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
   2007............................... 1.40% to 1.40% 121,252 12.48 to 12.48 1,513    0.72%       8.09% to    8.09%
   2006............................... 1.40% to 1.40% 153,878 11.54 to 11.54 1,776    1.71%      16.56% to   16.56%
   2005............................... 1.40% to 1.40% 195,583  9.90 to  9.90 1,937    1.37%       4.39% to    4.39%
 Worldwide Portfolio --
   Service Shares
   2009............................... 1.45% to 1.80%  35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008............................... 1.45% to 1.80%  38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
   2007............................... 1.45% to 1.80%  50,040 10.23 to 11.78   552    0.53%       7.77% to    7.38%
   2006............................... 1.45% to 1.80%  62,163  9.49 to 10.97   634    1.59%      16.23% to   15.82%
   2005............................... 1.45% to 1.80%  81,215  9.54 to  8.09   722    1.26%       4.04% to    3.67%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2009............................... 1.45% to 2.10%  52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008............................... 1.45% to 2.10%  74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
   2007............................... 1.45% to 2.10%  83,475 15.72 to 11.44 1,221    0.00%     (1.10)% to  (1.75)%
   2006............................... 1.45% to 2.10%  81,172 15.90 to 11.65 1,200    0.00%       9.14% to    8.43%
   2005............................... 1.45% to 1.80%  27,586 14.57 to 12.46   396    0.00%       8.06% to    7.68%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class I
   2009............................... 1.40% to 1.40%   7,529  7.78 to  7.78    59    3.31%      21.19% to   21.19%
   2008............................... 1.40% to 1.40%   8,134  6.42 to  6.42    52    2.48%    (35.93)% to (35.93)%
   2007............................... 1.40% to 1.40%  10,652 10.02 to 10.02   107    4.18%       0.27% to    0.27%
   2006............................... 1.40% to 1.40%   9,139 13.49 to 13.49   123    1.84%      10.99% to   10.99%
   2005............................... 1.40% to 1.40%  12,380 12.15 to 12.15   150    2.19%       1.88% to    1.88%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                        EXPENSES AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2009................................ 1.45% to 2.30%  74,690  7.75 to  7.57   571    3.11%      20.85% to   19.81%
   2008................................ 1.60% to 2.30%  78,379  6.39 to  6.32   498    2.61%    (36.00)% to (36.46)%
   2007................................ 1.45% to 2.30%  82,775 10.00 to  9.94   825    4.38%       0.02% to  (0.84)%
   2006................................ 1.45% to 2.10%  45,209 11.69 to 11.16   502    3.43%      10.63% to    9.91%
   2005................................ 1.85% to 2.10%   6,313 10.17 to 10.15    64    2.96%       1.65% to    1.54%
 Legg Mason ClearBridge Variable
   Fundamental Value Portfolio --
   Class I
   2009................................ 1.45% to 1.85%  52,519  7.57 to  7.49   396    1.33%      27.48% to   26.96%
   2008................................ 1.45% to 1.85%  55,862  5.94 to  5.90   331    1.65%    (37.50)% to (37.75)%
   2007................................ 1.45% to 1.85%  63,837  9.50 to  9.48   606    1.66%     (7.21)% to  (7.59)%
   2006................................ 1.45% to 2.10%  38,949 16.36 to 11.86   596    1.39%      16.17% to   15.41%
   2005................................ 1.45% to 1.85%  36,647 14.08 to 10.28   476    0.77%       2.85% to    1.96%
 Legg Mason ClearBridge Variable
   Investors Portfolio -- Class I
   2009................................ 1.40% to 1.40%   3,338 11.84 to 11.84    40    1.86%      22.76% to   22.76%
   2008................................ 1.40% to 1.40%   4,274  9.64 to  9.64    41    1.31%    (36.53)% to (36.53)%
   2007................................ 1.40% to 1.40%   4,876 15.19 to 15.19    74    0.59%       2.44% to    2.44%
   2006................................ 1.40% to 1.40%  15,149 14.83 to 14.83   225    1.59%      16.61% to   16.61%
   2005................................ 1.40% to 1.40%  17,059 12.72 to 12.72   217    1.20%       5.04% to    5.04%
Legg Mason Partners Variable Income
  Trust
 Legg Mason Western Asset Variable
   Strategic Bond Portfolio -- Class I
   2009................................ 1.40% to 1.40%   4,244 14.53 to 14.53    62    5.36%      20.12% to   20.12%
   2008................................ 1.40% to 1.40%   5,157 12.09 to 12.09    62    6.24%    (18.19)% to (18.19)%
   2007................................ 1.40% to 1.40%   5,447 14.78 to 14.78    81    2.86%       0.56% to    0.56%
   2006................................ 1.40% to 1.40%  13,982 14.70 to 14.70   206    4.86%       3.56% to    3.56%
   2005................................ 1.40% to 1.40%  22,548 14.20 to 14.20   320    6.17%       1.04% to    1.04%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2009................................ 1.45% to 1.85% 163,834  8.12 to  9.93 1,456    0.45%      37.08% to   36.52%
   2008................................ 1.45% to 1.85% 179,791  5.93 to  7.27 1,163    0.32%    (37.90)% to (38.15)%
   2007................................ 1.45% to 1.85% 246,821  9.54 to 11.75 2,531    0.08%       9.41% to    8.96%
   2006................................ 1.45% to 2.10% 267,531  8.72 to 10.75 2,506    0.00%       5.75% to    5.06%
   2005................................ 1.45% to 1.85% 268,191 11.54 to  8.17 2,395    0.14%       2.72% to    2.36%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2009................................ 1.45% to 1.80% 146,002  9.58 to 10.27 1,469    1.39%      24.72% to   24.28%
   2008................................ 1.45% to 1.80% 187,475  7.68 to  8.26 1,510    0.90%    (34.22)% to (34.46)%
   2007................................ 1.45% to 1.80% 316,313 11.68 to 12.61 3,859    0.59%       8.43% to    8.04%
   2006................................ 1.45% to 2.10% 331,356 10.77 to 11.48 3,735    0.27%      11.06% to   10.33%
   2005................................ 1.45% to 1.80% 375,666 12.27 to  9.61 3,829    0.29%       5.48% to    5.10%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2009............................. 1.40% to 1.85%    75,052 14.86 to 11.08    768   0.00%      60.64% to   59.91%
   2008............................. 1.45% to 1.85%    91,281  6.21 to  6.93    581   5.35%    (40.40)% to (40.64)%
   2007............................. 1.40% to 1.85%   101,786 15.51 to 11.67  1,087   2.33%       0.81% to    0.35%
   2006............................. 1.40% to 2.10%   111,171 15.39 to 11.59  1,184   0.00%      11.36% to   10.56%
   2005............................. 1.40% to 1.80%   106,441 13.82 to  9.21  1,023   0.00%       3.57% to    3.15%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.80%    62,597 12.65 to 12.42    788   4.61%       1.91% to    1.55%
   2006............................. 1.45% to 1.85%    57,222 12.42 to 10.41    707   5.32%       4.85% to    4.43%
   2005............................. 1.45% to 1.80%    47,786 11.84 to 11.70    564   5.25%       0.15% to  (0.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   3.72%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 1,147,271 14.29 to  9.73 13,201   2.17%       2.42% to  (4.04)%
   2006............................. 1.45% to 2.10%   663,906 13.95 to 10.95  7,790   2.57%      10.01% to    9.29%
   2005............................. 1.45% to 2.10%   364,230 12.68 to 10.02  3,960   1.60%       3.13% to    0.22%
 MFS(R) Utilities Series -- Service
   Class Shares
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   6.66%    (38.71)% to (38.93)%
   2007............................. 1.45% to 1.80%   248,119 19.15 to 24.96  5,436   3.36%      25.70% to   25.25%
   2006............................. 1.45% to 2.10%   228,573 15.24 to 13.56  4,011   1.75%      29.07% to   28.22%
   2005............................. 1.45% to 1.80%   148,613 15.97 to 11.69  2,009   0.46%      14.89% to   14.48%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2009............................. 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008............................. 1.40% to 1.40%    29,034  8.76 to  8.76    254   5.54%    (44.27)% to (44.27)%
   2007............................. 1.40% to 1.40%    47,193 15.72 to 15.72    742   2.92%       2.33% to    2.33%
   2006............................. 1.40% to 1.40%    60,908 15.37 to 15.37    936   2.69%       9.60% to    9.60%
   2005............................. 1.40% to 1.40%    63,804 14.02 to 14.02    895   1.75%       2.44% to    2.44%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2009............................. 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   3.48%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55%   608,007 12.46 to  9.69  6,923   1.80%       2.94% to  (4.56)%
   2006............................. 1.45% to 2.10%   289,515 12.22 to 10.88  3,362   1.92%       9.25% to    8.54%
   2005............................. 1.45% to 2.10%   116,613 11.19 to 10.02  1,277   1.12%       2.17% to    0.23%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2009........................... 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008........................... 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%
   2007........................... 1.40% to 1.40%    42,425 15.11 to 15.11    641   0.27%      12.54% to   12.54%
   2006........................... 1.40% to 1.40%    76,363 13.43 to 13.43  1,025   0.40%       6.44% to    6.44%
   2005........................... 1.40% to 1.40%    95,109 12.61 to 12.61  1,200   0.92%       3.63% to    3.63%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2009........................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008........................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
   2007........................... 1.45% to 1.95%   326,014 16.51 to 11.16  5,279   0.01%      12.20% to   11.63%
   2006........................... 1.45% to 2.10%   368,738 14.71 to 10.93  5,251   0.19%       6.12% to    5.43%
   2005........................... 1.45% to 1.80%   360,762 13.86 to 11.56  4,932   0.68%       3.35% to    2.98%
 Oppenheimer Core Bond Fund/VA
   -- Non-Service Shares
   2009........................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008........................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
   2007........................... 1.40% to 1.40%    71,932 14.01 to 14.01  1,008   5.57%       2.92% to    2.92%
   2006........................... 1.40% to 1.40%   102,146 13.62 to 13.62  1,391   5.64%       3.81% to    3.81%
   2005........................... 1.40% to 1.40%   124,512 13.12 to 13.12  1,633   5.23%       1.16% to    1.16%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2009........................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008........................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.20%    (41.02)% to (41.86)%
   2007........................... 1.45% to 1.80%   660,568 16.13 to 16.47 10,803   1.45%       4.53% to    4.16%
   2006........................... 1.45% to 2.10%   563,742 15.43 to 12.69  8,844   0.75%      15.67% to   14.91%
   2005........................... 1.45% to 1.80%   408,142 14.28 to 13.22  5,554   0.77%      12.41% to   12.01%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2009........................... 1.40% to 1.40%    15,201  3.26 to  3.26     50   0.00%      23.57% to   23.57%
   2008........................... 1.40% to 1.40%    16,522  2.64 to  2.64     44   7.72%    (78.97)% to (78.97)%
   2007........................... 1.40% to 1.40%    17,149 12.54 to 12.54    215   9.03%     (1.51)% to  (1.51)%
   2006........................... 1.40% to 1.40%    38,076 12.74 to 12.74    485   7.53%       7.90% to    7.90%
   2005........................... 1.40% to 1.40%    44,334 11.80 to 11.80    523   6.61%       0.89% to    0.89%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2009........................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008........................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   1.49%    (39.33)% to (40.19)%
   2007........................... 1.45% to 1.95%   780,090 11.92 to 10.23  9,579   0.84%       2.63% to    2.30%
   2006........................... 1.45% to 2.10% 1,041,036 11.61 to 11.56 12,274   0.90%      13.10% to   12.35%
   2005........................... 1.45% to 1.80%   782,619 11.86 to 10.17  8,335   1.18%       4.21% to    3.84%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                      EXPENSES AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2009.............................. 1.15% to 2.55% 572,914  7.99 to  7.25 6,394     0.66%     35.31% to   33.39%
   2008.............................. 1.15% to 2.55% 565,616  5.90 to  5.44 4,778     0.82%   (38.72)% to (39.59)%
   2007.............................. 1.15% to 2.55% 609,742  9.64 to  9.00 8,792     0.26%   (62.57)% to (14.53)%
   2006.............................. 1.45% to 2.10% 308,592 19.24 to 11.80 5,729     0.17%     13.00% to   12.26%
   2005.............................. 1.45% to 1.85% 276,605 17.02 to 10.53 4,618     0.00%      8.13% to    5.27%
 Oppenheimer MidCap Fund/VA --
   Non-Service Shares
   2009.............................. 1.40% to 1.40%  29,464  8.52 to  8.52   251     0.00%     30.75% to   30.75%
   2008.............................. 1.40% to 1.40%  31,338  6.52 to  6.52   204     0.00%   (49.78)% to (49.78)%
   2007.............................. 1.40% to 1.40%  36,914 12.98 to 12.98   479     0.00%      4.84% to    4.84%
   2006.............................. 1.40% to 1.40%  49,038 12.38 to 12.38   607     0.00%      1.52% to    1.52%
   2005.............................. 1.40% to 1.40%  67,114 12.20 to 12.20   819     0.00%     10.76% to   10.76%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2009.............................. 1.45% to 1.80%  19,181 10.76 to 10.50   202     0.00%     30.34% to   29.88%
   2008.............................. 1.45% to 1.80%  19,137  8.25 to  8.09   155     0.00%   (49.95)% to (50.13)%
   2007.............................. 1.45% to 1.80%  19,494 16.49 to 16.22   316     0.00%      4.49% to    4.12%
   2006.............................. 1.45% to 2.10%  20,325 15.78 to 10.59   316     0.00%      1.22% to    0.55%
   2005.............................. 1.45% to 1.80%  17,793 15.59 to 13.25   274     0.00%     10.37% to    9.98%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2009.............................. 1.45% to 1.70% 135,108 11.35 to  9.85 1,506     8.20%     19.67% to   19.36%
   2008.............................. 1.45% to 1.70%  92,739  9.48 to  8.26   874     5.41%   (17.13)% to (17.34)%
   2007.............................. 1.45% to 1.70% 112,900 11.44 to 11.36 1,291     8.14%      6.61% to    6.34%
   2006.............................. 1.45% to 2.10%  78,885 10.73 to 10.45   846     5.45%      3.05% to    2.37%
   2005.............................. 1.45% to 1.70%  65,505 10.41 to 10.40   682     7.90%      4.14% to    3.96%
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative
   Class Shares
   2009.............................. 1.45% to 1.80%   8,041 13.51 to 12.70   104    13.94%     13.92% to   13.52%
   2008.............................. 1.45% to 1.80%   8,783 11.86 to 11.18   100     3.06%    (3.81)% to  (4.15)%
   2007.............................. 1.45% to 1.80%  11,954 12.33 to 11.67   142     3.36%      2.11% to    1.75%
   2006.............................. 1.45% to 1.80%  11,972 12.07 to 11.47   140     4.23%      0.71% to    0.35%
   2005.............................. 1.45% to 1.80%  13,291 11.99 to 11.43   154     3.21%      3.63% to    3.26%
 High Yield Portfolio --
   Administrative Class Shares
   2009.............................. 1.15% to 2.55% 714,532 10.51 to 10.02 8,897     8.71%     38.65% to   36.69%
   2008.............................. 1.15% to 2.55% 701,997  7.58 to  7.33 6,448     6.77%   (24.39)% to (25.46)%
   2007.............................. 1.45% to 2.10% 391,542 14.37 to 10.85 5,506     6.97%      1.98% to    1.31%
   2006.............................. 1.45% to 2.10% 507,230 14.09 to 10.71 6,741     6.87%      7.50% to    6.79%
   2005.............................. 1.45% to 1.85% 368,012 13.11 to 10.04 4,751     6.60%      2.61% to    0.42%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2009........................... 1.15% to 2.55%   860,620 11.21 to 11.27 11,779   7.01%     (5.48)% to  (6.82)%
   2008........................... 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710   4.24%      15.94% to   14.31%
   2007........................... 1.15% to 2.55%   906,567 10.23 to 10.58 12,168   4.53%      39.98% to    8.82%
   2006........................... 1.45% to 2.10%   689,640 13.81 to  9.85  8,952   5.57%     (0.31)% to  (0.97)%
   2005........................... 1.45% to 1.85%   646,666 13.86 to  9.96  8,606   4.43%       3.23% to  (0.43)%
 Low Duration Portfolio --
   Administrative Class Shares
   2009........................... 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371   6.65%      12.02% to   10.43%
   2008........................... 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729   4.47%     (1.57)% to  (2.96)%
   2007........................... 1.15% to 2.55% 2,419,403 10.07 to 10.39 25,886   3.29%      12.33% to    5.82%
   2006........................... 1.45% to 2.10%   128,640 10.24 to 10.15  1,313   4.23%       2.47% to    1.79%
   2005........................... 1.45% to 1.85%    70,800  9.99 to  9.97    706   2.26%     (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2009........................... 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444   6.82%      12.73% to   11.13%
   2008........................... 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193   5.68%       3.59% to    2.12%
   2007........................... 1.15% to 2.55% 2,192,913 10.51 to 10.13 27,935   4.78%      23.46% to    7.72%
   2006........................... 1.40% to 2.10% 2,283,709 10.81 to 10.11 27,078   5.05%       2.39% to    1.66%
   2005........................... 1.40% to 1.85% 1,822,587 12.27 to  9.96 21,610   4.34%       1.02% to  (0.40)%
Rydex Variable Trust
 NASDAQ-100(R) Fund
   2009........................... 1.45% to 1.80%    88,229  8.27 to  9.53    816   0.00%      49.80% to   49.27%
   2008........................... 1.45% to 1.80%    93,813  5.52 to  6.39    579   0.17%    (42.76)% to (42.96)%
   2007........................... 1.45% to 1.80%    99,244  9.64 to 11.20  1,069   0.07%      16.11% to   15.69%
   2006........................... 1.45% to 2.10%   101,920  8.30 to 10.69    951   0.00%       4.24% to    3.56%
   2005........................... 1.45% to 1.80%   105,385 11.38 to  7.89    946   0.00%     (0.35)% to  (0.70)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2009........................... 1.40% to 1.40%    20,636 10.22 to 10.22    211   0.65%      45.51% to   45.51%
   2008........................... 1.40% to 1.40%    21,446  7.03 to  7.03    151   0.21%    (46.91)% to (46.91)%
   2007........................... 1.40% to 1.40%    35,657 13.23 to 13.23    472   0.35%      18.26% to   18.26%
   2006........................... 1.40% to 1.40%    51,334 11.19 to 11.19    575   0.13%       3.68% to    3.68%
   2005........................... 1.40% to 1.40%    64,903 10.79 to 10.79    701   0.23%      10.47% to   10.47%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2009........................... 1.40% to 1.40%    24,206 10.19 to 10.19    247   0.00%      43.48% to   43.48%
   2008........................... 1.40% to 1.40%    27,156  7.10 to  7.10    193   0.00%    (47.35)% to (47.35)%
   2007........................... 1.40% to 1.40%    40,688 13.49 to 13.49    549   0.00%      15.59% to   15.59%
   2006........................... 1.40% to 1.40%    66,572 11.67 to 11.67    777   0.00%      18.34% to   18.34%
   2005........................... 1.40% to 1.40%    82,007  9.86 to  9.86    809   0.00%      15.25% to   15.25%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                         EXPENSES AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2009................................. 1.45% to 2.25%  88,087 18.87 to  9.82 1,554     0.00%     55.12% to   53.86%
   2008................................. 1.45% to 2.25%  88,573 12.16 to  6.39 1,015     7.19%   (40.28)% to (40.77)%
   2007................................. 1.15% to 2.55% 342,398  9.65 to 10.24 4,709    10.05%   (60.83)% to    3.60%
   2006................................. 1.45% to 2.10% 203,375 18.77 to 12.42 2,659     0.28%     11.97% to   11.23%
   2005................................. 1.45% to 1.80%   4,679 16.76 to 14.72    78     0.00%     19.51% to   19.08%
 Jennison Portfolio -- Class II Shares
   2009................................. 1.45% to 1.85%   8,289 13.90 to 10.10   113     0.29%     40.21% to   39.64%
   2008................................. 1.45% to 1.85%   6,285  9.91 to  7.23    61     0.07%   (38.46)% to (38.71)%
   2007................................. 1.45% to 1.85%   6,212 16.11 to 11.80    98     0.00%      9.93% to    9.48%
   2006................................. 1.45% to 2.10%   6,298 14.66 to 10.74    90     0.00%    (0.10)% to  (0.76)%
   2005................................. 1.60% to 1.80%   4,257 14.61 to 12.75    60     0.00%     12.21% to   11.98%
 Natural Resources Portfolio --
   Class II Shares
   2009................................. 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    10.50%     74.38% to   71.91%
   2008................................. 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    12.80%   (53.73)% to (54.38)%
   2007................................. 1.15% to 2.55% 144,211 10.13 to 12.90 3,101    25.50%     46.22% to   24.48%
   2006................................. 1.45% to 2.10%  58,919 17.83 to 15.26 1,048     2.33%     19.96% to   19.17%
   2005................................. 1.45% to 1.80%  20,961 14.86 to 14.83   311     0.00%     48.61% to   48.25%
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio --
   Class II Shares
   2009................................. 1.45% to 2.55% 159,548  8.95 to  8.71 1,410     2.90%     20.71% to   19.36%
   2008................................. 1.45% to 2.55% 139,317  7.41 to  7.30 1,026     3.23%   (23.80)% to (24.65)%
   2007................................. 1.45% to 2.55%  97,099  9.76 to  9.68   942     0.15%    (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Capital Growth Portfolio -- Class II
   Shares
   2009................................. 1.45% to 1.80%  38,438  9.09 to  8.85   353     0.00%     63.24% to   62.66%
   2008................................. 1.45% to 1.80%  48,771  5.57 to  5.44   274     0.20%   (49.85)% to (50.03)%
   2007................................. 1.45% to 1.80%  49,554 11.10 to 10.88   558     0.00%     14.94% to   14.53%
   2006................................. 1.45% to 2.10%  30,869  9.66 to 10.46   304     0.00%      1.14% to    0.48%
   2005................................. 1.45% to 1.80%  20,639 11.54 to  9.43   199     0.01%      6.08% to    5.71%
 Comstock Portfolio -- Class II Shares
   2009................................. 1.45% to 2.25% 302,568 10.85 to  7.49 3,165     4.31%     26.55% to   25.52%
   2008................................. 1.45% to 2.25% 334,381  8.58 to  5.97 2,788     2.39%   (36.73)% to (37.25)%
   2007................................. 1.15% to 2.55% 736,728  9.50 to  9.12 8,915     1.33%   (86.90)% to (12.88)%
   2006................................. 1.45% to 2.10% 361,698 14.08 to 11.68 4,981     2.30%     14.37% to   13.61%
   2005................................. 1.45% to 1.85% 272,991 12.78 to 10.29 3,362     0.75%      2.93% to    2.24%

--------
1 Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

2 The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
3 The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2009

                                                                                                                PAGE
                                                                                                                ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm........................................... F-1

   Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.................. F-2

   Consolidated Balance Sheets as of December 31, 2009 and 2008................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2009, 2008 and
     2007...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/  KPMG LLP

Richmond, Virginia
April 13, 2010

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Operations

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          -----------------------
                           2009     2008    2007
                          ------  -------  ------
Revenues:
Net investment income.... $298.4  $ 314.1  $301.4
Premiums.................  179.3    210.7   214.7
Net investment gains
  (losses)...............  (92.6)  (228.8)  (22.8)
Policy fees and other
  income.................   26.0     29.0    18.0
                          ------  -------  ------
   Total revenues........  411.1    325.0   511.3
                          ------  -------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  202.5    231.5   220.7
Interest credited........  128.3    143.4   124.6
Acquisition and
  operating expenses,
  net of deferrals.......   39.0     45.6    39.5
Amortization of deferred
  acquisition costs and
  intangibles............   23.2     35.0    42.4
Goodwill impairment......     --     25.3      --
Interest expense.........    0.1       --      --
                          ------  -------  ------
   Total benefits and
     expenses............  393.1    480.8   427.2
                          ------  -------  ------
Income (loss) before
  income taxes...........   18.0   (155.8)   84.1
Provision (benefit) for
  income taxes...........    5.2    (46.9)   29.7
                          ------  -------  ------
Net income (loss)........ $ 12.8  $(108.9) $ 54.4
                          ======  =======  ======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $(99.1) $(194.9) $ (9.2)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........   14.8       --      --
                          ------  -------  ------
Net other-than-temporary
  impairments............  (84.3)  (194.9)   (9.2)
Other investment gains
  (losses)...............   (8.3)   (33.9)  (13.6)
                          ------  -------  ------
Total net investment
  gains (losses)......... $(92.6) $(228.8) $(22.8)
                          ======  =======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                    DECEMBER 31,
                                 ------------------
                                   2009      2008
                                 --------  --------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $5,043.1  $3,620.0
   Equity securities
    available-for-sale,
    at fair value...............      1.3      23.5
   Commercial mortgage
    loans.......................    798.4     892.7
   Policy loans.................     30.1      31.5
   Other invested assets........    126.7     530.8
                                 --------  --------
    Total investments...........  5,999.6   5,098.5
 Cash and cash
   equivalents..................    124.9     497.7
 Accrued investment
   income.......................     57.9      51.4
 Deferred acquisition
   costs........................    502.9     608.4
 Intangible assets..............     74.0      86.4
 Goodwill.......................     49.1      49.1
 Reinsurance recoverable........  1,931.1   1,877.1
 Other assets...................     37.7      41.3
 Deferred tax asset.............       --     110.8
 Separate account assets........    909.5     707.3
                                 --------  --------
    Total assets................ $9,686.7  $9,128.0
                                 ========  ========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $2,425.4  $2,303.1
   Policyholder account
    balances....................  4,236.9   4,558.5
   Liability for policy
    and contract claims.........    368.0     318.7
   Unearned premiums............     59.4      58.3
   Other liabilities............    508.9     547.2
   Deferred tax liability.......     73.0        --
   Separate account
    liabilities.................    909.5     707.3
                                 --------  --------
    Total liabilities...........  8,581.1   8,493.1
                                 --------  --------
 Commitments and
   contingencies

 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................      3.1       3.1
   Additional paid-in
    capital.....................    842.9     667.0
                                 --------  --------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................    (75.8)   (442.1)
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............     (6.8)       --
                                 --------  --------
    Net unrealized
     investment gains
     (losses)...................    (82.6)   (442.1)
                                 --------  --------
    Derivatives
     qualifying as hedges.......     34.7     132.6
                                 --------  --------
   Total accumulated
    other comprehensive
    income (loss)...............    (47.9)   (309.5)
   Retained earnings............    307.5     274.3
                                 --------  --------
     Total stockholders'
       equity...................  1,105.6     634.9
                                 --------  --------
     Total liabilities
       and stockholders'
       equity................... $9,686.7  $9,128.0
                                 ========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2006.........  $3.1    $629.5      $   9.0    $ 328.8    $  970.4
                                                                        --------
Comprehensive income
  (loss):
   Net income...............    --        --           --       54.4        54.4
   Net unrealized gains
     (losses) on
     investment
     securities.............    --        --        (39.2)        --       (39.2)
   Derivatives
     qualifying as hedges...    --        --         13.6         --        13.6
                                                                        --------
Total comprehensive
  income (loss).............                                                28.8
Other transactions with
  stockholders..............    --       5.3           --         --         5.3
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2007.........   3.1     634.8        (16.6)     383.2     1,004.5
                                                                        --------
Comprehensive income
  (loss):
   Net loss.................    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities.............    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges...    --        --        119.0         --       119.0
                                                                        --------
Total comprehensive
  income (loss).............                                              (401.8)
Other transactions with
  stockholders..............    --       0.7           --         --         0.7
Capital contribution........    --      31.5           --         --        31.5
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.........   3.1     667.0       (309.5)     274.3       634.9
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        (18.9)      20.4         1.5
Comprehensive income
  (loss):
   Net income...............    --        --           --       12.8        12.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        377.5         --       377.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          0.9         --         0.9
   Derivatives
     qualifying as hedges...    --        --        (97.9)        --       (97.9)
                                                                        --------
Total comprehensive
  income (loss).............                                               293.3
Other transactions with
  stockholders..............    --      25.9           --         --        25.9
Capital contribution........    --     150.0           --         --       150.0
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2009.........  $3.1    $842.9      $ (47.9)   $ 307.5    $1,105.6
                              ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                              YEARS ENDED DECEMBER 31,
                            ----------------------------
                              2009     2008       2007
                            -------  --------  ---------
Cash flows from
 operating activities:
 Net income (loss)......... $  12.8  $ (108.9) $    54.4
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................    92.6     228.8       22.8
   Charges assessed to
    policyholders..........   (12.9)    (13.1)     (10.6)
   Amortization of fixed
    maturity discounts
    and premiums...........     7.8       2.8        2.3
   Acquisition costs
    deferred...............   (32.8)    (93.6)     (76.3)
   Amortization of
    deferred acquisition
    costs and intangibles..    23.2      35.0       42.4
   Goodwill impairment.....      --      25.3         --
   Deferred income taxes...    14.8     (37.7)      13.3
   Net increase
    (decrease) in
    trading securities
    and derivative
    instruments............    22.1      27.3      (24.4)
 Changes in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................     9.7     (16.6)      (6.6)
   Insurance reserves......   250.7     369.2      229.4
   Other liabilities and
    other policy-related
    balances...............     3.6     (62.5)      44.4
                            -------  --------  ---------
 Net cash from operating
   activities..............   391.6     356.0      291.1
                            -------  --------  ---------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............   292.6     228.2      345.9
   Commercial mortgage
    loans..................    91.6     112.2       84.5
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......    69.8     339.9      636.4
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (862.7)   (892.0)  (1,226.0)
   Commercial mortgage
    loans..................      --     (23.1)    (102.6)
 Other invested assets,
   net.....................     1.8      (1.2)       0.3
 Policy loans, net.........     1.4      (0.7)       1.4
                            -------  --------  ---------
 Net cash from investing
   activities..............  (405.5)   (236.7)    (260.1)
                            -------  --------  ---------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............   206.0   1,052.8    1,087.8
 Withdrawals from
   universal life and
   investment contracts....  (578.5)   (930.8)  (1,004.5)
 Proceeds from
   short-term borrowings
   and other, net..........    99.4      (2.7)        --
 Payments on short-term
   borrowings..............   (86.0)       --      (16.6)
 Capital contribution
   from parents............     0.2      31.5         --
                            -------  --------  ---------
 Net cash from financing
   activities..............  (358.9)    150.8       66.7
                            -------  --------  ---------
 Net change in cash and
   cash equivalents........  (372.8)    270.1       97.7
Cash and cash
 equivalents at
 beginning of year.........   497.7     227.6      129.9
                            -------  --------  ---------
Cash and cash
 equivalents at end of
 year...................... $ 124.9  $  497.7  $   227.6
                            =======  ========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2009, 2008 and 2007

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include, GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through April 13, 2010, which is the date the financial statements were issued.

  (C) NATURE OF BUSINESS

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed). Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments and the results of our non-strategic products. Our non-strategic products include our institutional products which consist of funding agreements backing notes ("FABNs").

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   In December 2009, we began reporting our institutional products previously included in our Retirement Income and Investments segment in Corporate and Other activities. As part of our refined strategy, these products were deemed non-strategic. All prior period amounts have been re-presented.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2009, 2008 and 2007, 46.3%, 61.9% and 54.9%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 14.1%, 41.6%, and 33.5%, respectively, of total product sales.

  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities. The liabilities recorded at fair value include derivative and GMWB liabilities.

   We continually assess the non-performance risk on our liabilities recorded at fair value and will make adjustments in future periods as additional information is obtained that would indicate such an adjustment is necessary to accurately present the fair value measurement in accordance with U.S. GAAP.

  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

  (J) OTHER INVESTED ASSETS

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities, all of which have scheduled maturities of less than three years. As of December 31, 2009 and 2008, the fair value of securities loaned under the securities lending program was $49.3 million and $25.9 million, respectively. As of December 31, 2009 and 2008, the fair value of collateral held under the securities lending program was $51.0 million and $27.0 million, respectively, and the offsetting obligation to return collateral of $51.1 million and $27.0 million, respectively, was included in other liabilities in the consolidated balance sheets.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2009 and 2008, the fair value of securities pledged under the repurchase program was $132.5 million and $36.4 million, respectively, and the repurchase obligation of $130.4 million and $37.4 million, respectively, was included in other liabilities on the consolidated balance sheet.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2009 and 2008, we recorded $4.8 million and $9.9 million, respectively charge to DAC as a result of our loss recognition testing. For the year ended December 31, 2007, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2009, 2008 and 2007, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   For the years ended December 31, 2009 and 2007, no charges were recorded as a result of our goodwill impairment testing. In 2008, we recorded goodwill impairments of $25.3 million as a result of our goodwill impairment testing. See note 5 for additional information related to goodwill impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change to the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (U) ACCOUNTING CHANGES

   Fair Value Measurements and Disclosures -- Measuring Liabilities At Fair
Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Subsequent Events

   On June 30, 2009, we adopted new accounting guidance related to accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This accounting guidance required the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. On April 1, 2009, we recorded a net cumulative effect adjustment of $20.4 million to retained earnings with an offset to

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

accumulated other comprehensive income (loss) of $18.9 million related to the adoption of this new accounting guidance. The following summarizes the components for the cumulative effect adjustment:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....      $(39.6)           $ 39.6              $  --
Adjustment to DAC........         7.7              (5.8)               1.9
Adjustment to PVFP.......         1.8              (1.6)               0.2
Adjustment to sales
  inducements............         0.8              (0.8)                --
Adjustment to certain
  benefit reserves.......          --               0.2                0.2
Provision for income
  taxes..................        10.4             (11.2)              (0.8)
                               ------            ------              -----
Net cumulative effect
  adjustment.............      $(18.9)           $ 20.4              $ 1.5
                               ======            ======              =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in Variable Interest Entities ("VIEs"). This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the U.S. Securities and Exchange Commission, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statement.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for the asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Amendment to Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting For Uncertainty In Income Taxes

   On January 1, 2007, we adopted new accounting guidance related to accounting for uncertainty in income taxes. This accounting guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position. Upon adoption of this new accounting guidance on January 1, 2007, there were no unrecognized tax benefits.

   Accounting By Insurance Enterprises For DAC In Connection With Modifications Or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted new accounting guidance related to accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. This accounting guidance provides guidance on accounting for DAC and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this new accounting guidance had no impact on our consolidated results of operations and financial position.

  (V) ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

   In March 2010, the FASB issued new accounting guidance clarifying the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, entities will be required to bifurcate any embedded credit derivative features that no longer qualify under the amended scope exception, or, for certain investments, an entity can elect fair value option and record the entire investment at fair value. This accounting guidance will be effective for us on July 1, 2010. Upon adoption, any changes in the carrying value of impacted items will be recorded directly in retained earnings. We have not yet determined the impact this accounting guidance will have on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require new disclosures and clarify existing disclosure requirements related to fair value. This accounting guidance will be effective for us on January 1, 2010 except for the new disclosure requirements about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements, which will be effective for us on January 1, 2011. We do not expect the adoption of this new accounting guidance to have a material impact on our consolidated financial statements.

   In June 2009, the FASB issued new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. This accounting guidance will be effective for us on January 1, 2010 and shall apply to transfers that occur on or after the effective date. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. However, the elimination of the qualifying special purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   In June 2009, the FASB issued new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. This accounting guidance will be effective for us on January 1, 2010. Upon adoption of this new accounting guidance, we will be required to consolidate certain VIEs, including previously qualified special purpose entities and investment structures. We will record a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interest in these entities prior to adoption. We anticipate the impact upon adoption of this new accounting guidance will be approximately $160.0 million, pre-tax and other adjustments, and will be recorded as a reduction in retained earnings on January 1, 2010, with a related increase in total assets and total liabilities of approximately $100.0 million.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                 2009    2008    2007
---------------------                                ------  ------  ------
Fixed maturity and equity securities................ $259.6  $262.0  $238.8
Commercial mortgage loans...........................   49.1    56.3    58.2
Other invested assets...............................   (6.1)   (4.4)   10.0
Policy loans........................................    1.8     1.9     1.8
Cash, cash equivalent and short-term investments....    2.2     6.2      --
                                                     ------  ------  ------
   Gross investment income before expenses and fees.  306.6   322.0   308.8
Expenses and fees...................................   (8.2)   (7.9)   (7.4)
                                                     ------  ------  ------
   Net investment income............................ $298.4  $314.1  $301.4
                                                     ======  ======  ======

  (B) NET INVESTMENT GAINS (LOSSES)

   Net investment gains (losses) were as follows for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                            2009     2008    2007
---------------------                                           ------  -------  ------
Available-for-sale securities:
   Realized gains on sale...................................... $ 10.7  $   8.9  $  0.8
   Realized losses on sale.....................................   (8.7)   (41.9)  (13.0)
Impairments:
   Total other-than-temporary impairments......................  (99.1)  (194.9)   (9.2)
   Portion of other-than-temporary impairments included in OCI.   14.8       --      --
                                                                ------  -------  ------
   Net other-than-temporary impairments........................  (84.3)  (194.9)   (9.2)
                                                                ------  -------  ------
Net unrealized gains (losses) on trading securities............    0.2     (0.5)   (1.3)
Commercial mortgage loans......................................   (2.6)    (0.2)   (0.5)
Derivative instruments.........................................   (7.9)    (0.2)    0.4
                                                                ------  -------  ------
   Net investment gains (losses)............................... $(92.6) $(228.8) $(22.8)
                                                                ======  =======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

ineffectiveness on qualifying derivative instruments. See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2009, 2008 and 2007 was $182.2 million, $178.9 million and $513.3 million, respectively, which was approximately 95.4%, 81.1% and 97.3%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                             2009
---------------------                                                            ------
Cumulative credit losses, beginning balance..................................... $   --
Adoption of new accounting guidance related to other-than-temporary impairments.   98.8
Additions:
   Other-than-temporary impairments not previously recognized...................    0.9
   Increases related to other-than-temporary impairments previously recognized..   22.2
Reductions:
   Securities sold, paid down or disposed.......................................  (19.8)
   Securities where there is intent to sell.....................................   (1.3)
                                                                                 ------
Cumulative credit losses, ending balance........................................ $100.8
                                                                                 ======

  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to DAC, PVFP and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated were as follow as of December 31:

(AMOUNTS IN MILLIONS)                                      2009     2008    2007
---------------------                                    -------  -------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(149.0) $(811.3) $(74.3)
   Equity securities....................................     0.6    (17.0)    2.5
   Other invested assets................................    (0.1)      --      --
                                                         -------  -------  ------
       Subtotal.........................................  (148.5)  (828.3)  (71.8)
Adjustments to DAC, PVFP and sales inducements..........    21.2    143.3    25.1
Income taxes, net.......................................    44.7    242.9    16.5
                                                         -------  -------  ------
Net unrealized investment gains (losses)................ $ (82.6) $(442.1) $(30.2)
                                                         =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                              2009     2008     2007
---------------------                                                                            -------  -------  -------
Beginning balance............................................................................... $(442.1) $ (30.2) $   9.0
Cumulative effect of change in accounting.......................................................   (18.9)      --       --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities...........................................   637.1   (984.5)  (101.5)
   Adjustment to DAC............................................................................  (107.4)    89.2     15.0
   Adjustment to PVFP...........................................................................   (20.5)    27.0      2.8
   Adjustment to sales inducements..............................................................    (4.5)     2.0      2.0
   Provision for income taxes...................................................................  (179.8)   306.2     28.7
                                                                                                 -------  -------  -------
       Change in unrealized gains (losses) on investment securities.............................   324.9   (560.1)   (53.0)
Reclassification adjustments to net investment (gains) losses, net of taxes of $(28.8), $(79.8)
  and $(7.5)....................................................................................    53.5    148.2     13.8
                                                                                                 -------  -------  -------
Ending balance.................................................................................. $ (82.6) $(442.1) $ (30.2)
                                                                                                 =======  =======  =======

  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                            GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                          --------------------------- --------------------------
                                                AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                 COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)                             COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------                           --------- --------------- ----------- --------------- ----------- --------
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises..................... $  193.8      $  4.4         $ --         $  (2.9)      $   --    $  195.3
   Government -- non-U.S.......................     71.7         3.7           --            (1.9)          --        73.5
   U.S. corporate..............................  2,330.6        80.6           --           (56.1)          --     2,355.1
   Corporate -- non-U.S........................    927.6        26.8          0.2           (15.6)          --       939.0
   Residential mortgage-backed.................    450.2        11.5          1.5           (14.8)       (11.1)      437.3
   Commercial mortgage-backed..................    601.0         5.1           --           (67.7)        (3.9)      534.5
   Other asset-backed..........................    617.2         3.0           --          (110.2)        (1.6)      508.4
                                                --------      ------         ----         -------       ------    --------
       Total fixed maturity securities.........  5,192.1       135.1          1.7          (269.2)       (16.6)    5,043.1
Equity securities..............................      0.7         0.6           --              --           --         1.3
                                                --------      ------         ----         -------       ------    --------
       Total available-for-sale securities..... $5,192.8      $135.7         $1.7         $(269.2)      $(16.6)   $5,044.4
                                                ========      ======         ====         =======       ======    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                GROSS      GROSS
                                  AMORTIZED   UNREALIZED UNREALIZED  FAIR
(AMOUNTS IN MILLIONS)            COST OR COST   GAINS      LOSSES    VALUE
---------------------            ------------ ---------- ---------- --------
Fixed maturity
  securities:
   U.S. government and
     agencies...................   $   76.0     $16.9     $  (0.1)  $   92.8
   Government -- non-U.S........       60.4       0.6        (8.8)      52.2
   U.S. corporate...............    1,922.5      26.7      (246.6)   1,702.6
   Corporate -- non-U.S.........      771.6       1.8      (130.4)     643.0
   Residential
     mortgage-backed............      448.5      16.3       (53.0)     411.8
   Commercial
     mortgage-backed............      617.1       1.8      (143.0)     475.9
   Other asset-backed...........      535.2        --      (293.5)     241.7
                                   --------     -----     -------   --------
       Total fixed
         maturity
         securities.............    4,431.3      64.1      (875.4)   3,620.0
Equity securities...............       40.5        --       (17.0)      23.5
                                   --------     -----     -------   --------
       Total
         available-for-sale
         securities.............   $4,471.8     $64.1     $(892.4)  $3,643.5
                                   ========     =====     =======   ========

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                               LESS THAN 12 MONTHS            12 MONTHS OR MORE
                           ---------------------------- ------------------------------
                                    GROSS                          GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
---------                  ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.......... $ 98.3   $ (2.9)       7     $     --  $    --       --
   Government -- non-U.S..    2.3       --        3         12.2     (1.9)      10
   U.S. corporate.........  211.6     (5.1)      45        538.0    (51.0)     108
   Corporate -- non-U.S...   25.0     (0.2)       5        183.0    (15.4)      41
   Residential
     mortgage-backed......  109.3    (10.5)      40         83.4    (15.4)      29
   Commercial
     mortgage-backed......  111.9     (2.7)      16        179.8    (68.9)      54
   Other asset-backed.....   77.0     (1.3)      10        353.5   (110.5)      13
                           ------   ------      ---     --------  -------      ---
   Subtotal, fixed
     maturity securities..  635.4    (22.7)     126      1,349.9   (263.1)     255
Equity securities.........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $611.8   $(12.9)     112     $  989.8  $ (66.3)     183
   20-50% Below cost......   22.1     (7.4)      11        342.9   (163.1)      52
   (greater than)50%
     Below cost...........    1.5     (2.4)       3         17.2    (33.7)      20
                           ------   ------      ---     --------  -------      ---
   Total fixed maturity
     securities...........  635.4    (22.7)     126      1,349.9   (263.1)     255
                           ------   ------      ---     --------  -------      ---
% Below cost -- equity
  securities:
   20-50% Below cost......     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
   Total equity
     securities...........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===

Investment grade.......... $606.6   $(16.3)     105     $  993.8  $(147.2)     186
Below investment grade....   28.8     (6.4)      21        356.1   (115.9)      69
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The investment securities in an unrealized loss position as of December 31, 2009 consisted of 381 securities accounting for unrealized losses of $285.8 million. Of these unrealized losses of $285.8 million, 57.2% were investment grade (rated "AAA" through "BBB-") and 27.7% were less than 20% below cost. The securities less than 20% below cost were primarily attributable to a generally high interest rate environment including widening credit spreads during 2009. Included in these unrealized losses as of December 31, 2009 was $16.6 million of unrealized losses on other-than-temporary impaired securities. Of the total unrealized losses on other-than-temporary impaired securities, $10.5 million have been in an unrealized loss position for more than 12 months. The amount of the unrealized loss on these securities was primarily attributable to increased credit spreads and the depressed market for structured mortgage securities.

   Of the unrealized losses of $285.8 million, $209.3 million were related to structured securities and $41.2 million were related to corporate securities in the finance and insurance sector. The remaining gross unrealized losses of $35.3 million were spread evenly across all other sectors with no individual sector exceeding $10.1 million.

   Of the $209.3 million unrealized losses in structured securities, 53.4% were in other asset-backed securities and 34.2% were in commercial mortgage-backed securities with the remainder in residential mortgage-backed securities. Approximately 50.0% of the total unrealized losses in structured securities were on securities that have retained investment grade ratings. Most of these securities have been in an unrealized loss position for 12 months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2009.

   Of the $41.2 million unrealized losses in the finance and insurance sector, most have been in an unrealized loss position for 12 months or more. Most of these securities have retained a credit rating of investment grade. A portion of the unrealized losses included securities where an other-than-temporary impairment was recorded in OCI. The remaining unrealized losses in our U.S. and non-U.S. corporate securities were evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. All of these securities retain a credit rating of investment grade. The majority of these securities were issued by foreign financial institutions. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions, the risk that income payments may be deferred and the risk that these institutions could be nationalized. Based on this evaluation, we determined that the unrealized losses on these securities represented temporary impairments as of December 31, 2009.

   Of the investment securities in an unrealized loss position for 12 months or more as of December 31, 2009, 72 securities were 20% or more below cost, of which 23 securities were also below investment grade (rated "BB+" and below) and accounted for unrealized losses of $103.0 million. These securities were primarily structured securities or securities issued by corporations in the finance and insurance sector. Included in this amount are other-than-temporarily impaired securities where the non-credit loss of $3.4 million was recorded in OCI.

   As of December 31, 2009, we expect to recover our amortized cost on the securities included in the chart above and do not intend to sell or it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. While we expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                LESS THAN 12 MONTHS             12 MONTHS OR MORE
                           ------------------------------ ------------------------------
                                      GROSS                          GROSS
(DOLLAR AMOUNTS IN          FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED NUMBER OF
MILLIONS)                   VALUE     LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
---------                  -------- ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.......... $     --  $    --       --     $    3.3  $  (0.1)       1
   Government -- non-U.S..     37.6     (7.3)      41          1.6     (1.5)       6
   U.S. corporate.........    738.9    (98.4)     191        504.2   (148.2)     124
   Corporate -- non-U.S...    490.5    (77.2)     131        118.1    (53.2)      50
   Residential
     mortgage-backed......    165.5    (38.8)      38         26.4    (14.2)      16
   Commercial
     mortgage-backed......    140.7    (19.3)      26        304.2   (123.7)      68
   Other asset-backed.....     72.3    (58.5)       6        167.6   (235.0)      11
                           --------  -------      ---     --------  -------      ---
   Subtotal, fixed
     maturity securities..  1,645.5   (299.5)     433      1,125.4   (575.9)     276
Equity securities.........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $1,341.7  $(135.3)     329     $  595.7  $ (80.7)     123
   20-50% Below cost......    256.3   (103.1)      99        395.2   (199.3)     104
   (greater than)50%
     Below cost...........     47.5    (61.1)       5        134.5   (295.9)      49
                           --------  -------      ---     --------  -------      ---
   Total fixed maturity
     securities...........  1,645.5   (299.5)     433      1,125.4   (575.9)     276
                           --------  -------      ---     --------  -------      ---
% Below cost -- equity
  securities:
   20-50% Below cost......      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
   Total equity
     securities...........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

Investment grade.......... $1,423.0  $(250.0)     334     $1,084.2  $(568.5)     244
Below investment grade....    225.7    (51.8)     100         60.8    (22.1)      33
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2009 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         AMORTIZED
(AMOUNTS IN MILLIONS)                   COST OR COST FAIR VALUE
---------------------                   ------------ ----------
Due one year or less...................   $  106.9    $  107.2
Due after one year through five years..    1,158.4     1,181.7
Due after five years through ten years.      744.6       760.8
Due after ten years....................    1,513.8     1,513.2
                                          --------    --------
   Subtotal............................    3,523.7     3,562.9
Residential mortgage-backed............      450.2       437.3
Commercial mortgage-backed.............      601.0       534.5
Other asset-backed.....................      617.2       508.4
                                          --------    --------
   Total...............................   $5,192.1    $5,043.1
                                          ========    ========

   As of December 31, 2009, $334.7 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2009, securities issued by finance and insurance, utilities and energy, and consumer -- non-cyclical industry groups represented approximately 20.0%, 28.9% and 16.5% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2009, we did not hold any fixed maturity securities in any single issuer other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders equity.

   As of December 31, 2009 and 2008, $2.5 million and $2.7 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2009            2008
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
PROPERTY TYPE
Retail....................................................  $280.8   35.0%  $303.9   33.9%
Industrial................................................   250.4   31.2    274.8   30.7
Office....................................................   172.1   21.4    191.0   21.4
Apartments................................................    68.9    8.6     81.1    9.1
Mixed use/other...........................................    30.6    3.8     43.5    4.9
                                                            ------  -----   ------  -----
   Total principal balance................................   802.8  100.0%   894.3  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.7             0.9
   Allowance for losses...................................    (5.1)           (2.5)
                                                            ------          ------
   Total..................................................  $798.4          $892.7
                                                            ======          ======

                                                                2009            2008
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
GEOGRAPHIC REGION
Pacific...................................................  $277.3   34.5%  $295.0   33.0%
South Atlantic............................................   180.6   22.5    215.9   24.1
Middle Atlantic...........................................    93.9   11.7    100.7   11.3
East North Central........................................    75.1    9.4     83.0    9.3
Mountain..................................................    53.2    6.6     58.2    6.5
New England...............................................    37.2    4.6     47.5    5.3
West North Central........................................    30.6    3.8     35.7    4.0
West South Central........................................    32.4    4.1     34.9    3.9
East South Central........................................    22.5    2.8     23.4    2.6
                                                            ------  -----   ------  -----
   Total principal balance................................   802.8  100.0%   894.3  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.7             0.9
   Allowance for losses...................................    (5.1)           (2.5)
                                                            ------          ------
   Total..................................................  $798.4          $892.7
                                                            ======          ======

   As of December 31, 2009 and 2008, there was no concentration of mortgage originations in any one state.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2009 and 2008) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2009 and 2008).

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table presents the activity in the allowance for losses during the years ended December 31:

(AMOUNTS IN MILLIONS)      2009  2008  2007
---------------------      ---- -----  ----
Balance as of January 1... $2.5 $ 2.3  $1.8
Provision.................  2.6   0.3   0.5
Release...................   --  (0.1)   --
                           ---- -----  ----
Balance as of December 31. $5.1 $ 2.5  $2.3
                           ==== =====  ====

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                          2009            2008
                                     --------------  --------------
                                     CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                 VALUE   TOTAL   VALUE   TOTAL
---------------------                -------- -----  -------- -----
Securities lending collateral.......  $ 51.0   40.3%  $ 27.0    5.1%
Derivatives.........................    44.4   35.0    264.9   49.9
Trading securities..................    17.3   13.7     19.2    3.6
Derivatives counterparty collateral.    13.6   10.7    217.1   40.9
Other investments...................     0.4    0.3      2.6    0.5
                                      ------  -----   ------  -----
   Total other invested assets......  $126.7  100.0%  $530.8  100.0%
                                      ======  =====   ======  =====

(3)DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS           DERIVATIVE LIABILITIES
                           ------------------------------- -----------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        -------------     SHEET        ------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2009   2008  CLASSIFICATION   2009   2008
---------------------      --------------    -----  ------ --------------   ----- ------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $31.9  $174.2    liabilities   $17.4 $   --
   Inflation indexed        Other invested                       Other
     swaps................      assets          --      --    liabilities     1.5     --
                                             -----  ------                  ----- ------
   Total cash flow hedges.                    31.9   174.2                   18.9     --
                                             -----  ------                  ----- ------
   Total derivatives
     designated as hedges.                    31.9   174.2                   18.9     --
                                             -----  ------                  ----- ------
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
Interest rate swaps.......      assets         3.8    43.7    liabilities     3.1    4.6
                            Other invested                       Other
Credit default swaps......      assets         1.9      --    liabilities      --    3.5
                            Other invested                       Other
Equity index options......      assets         6.8    47.0    liabilities      --     --
                            Other invested                       Other
Financial futures.........      assets          --      --    liabilities      --     --
                                                             Policyholder
                              Reinsurance                       account
GMWB embedded derivatives.  recoverable(1)    (0.9)    2.8    balances(2)    19.0   93.4
                                             -----  ------                  ----- ------
   Total derivatives not
     designated as hedges.                    11.6    93.5                   22.1  101.5
                                             -----  ------                  ----- ------
   Total derivatives......                   $43.5  $267.7                  $41.0 $101.5
                                             =====  ======                  ===== ======

--------
(1)Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for equity index options, the change between periods is best illustrated by the number of contracts, and for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2008 ADDITIONS TERMINATIONS DECEMBER 31, 2009
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,023.1      $  183.0    $ (12.0)       $1,194.1
   Inflation indexed
     swaps................  Notional             --          50.0         --            50.0
                                           --------      --------    -------        --------
   Total cash flow hedges.                  1,023.1         233.0      (12.0)        1,244.1
                                           --------      --------    -------        --------
   Total derivatives
     designated as hedges.                  1,023.1         233.0      (12.0)        1,244.1
                                           --------      --------    -------        --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          225.0            --      (50.0)          175.0
Credit default swaps......  Notional           83.0            --         --            83.0
Financial futures.........  Notional          915.3       1,518.3     (915.3)        1,518.3
                                           --------      --------    -------        --------
   Total derivatives not
     designated as hedges.                  1,223.3       1,518.3     (965.3)        1,776.3
                                           --------      --------    -------        --------
   Total derivatives......                 $2,246.4      $1,751.3    $(977.3)       $3,020.4
                                           ========      ========    =======        ========

(NUMBER OF CONTRACTS OR
POLICIES)                 MEASUREMENT DECEMBER 31, 2008 ADDITIONS TERMINATIONS DECEMBER 31, 2009
---------                 ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Equity index options.....  Contracts       110,000       44,000     (85,000)        69,000
GMWB embedded derivatives  Policies          5,036          813        (125)         5,724

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed-rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $(152.0)           $0.3                 income                  $(7.2)
                               -------            ----                                         -----
   Total.................      $(152.0)           $0.3                                         $(7.2)
                               =======            ====                                         =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The ineffectiveness related to our cash flow hedges for the years ended December 31, 2008 and 2007 was $9.2 million and $0.8 million, respectively. There were no amounts excluded from the measure of effectiveness in either year.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009    2008  2007
---------------------     ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $132.6  $ 13.6 $  --
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $54.3,
  $(65.4) and $(7.4).....  (97.7)  119.0  13.6
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $0.1, $0.0, $0.0.......   (0.2)     --    --
                          ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $ 34.7  $132.6 $13.6
                          ======  ====== =====

   The total of derivatives designated as cash flow hedges of $34.7 million, net of taxes, recorded in stockholders' equity as of December 31, 2009 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $(0.3) million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2036. No amounts were reclassified to net income (loss) during the year ended December 31, 2009 in connection with forecasted transactions that were no longer considered probable of occurring. During 2008, we terminated a large portion of our forward starting interest rate swaps, which were designated as cash flow hedges, related to our long-term care insurance business to reduce our counterparty credit exposure and increase liquidity. The respective balance in OCI related to these derivatives will be reclassified into net income (loss) when the forecasted transactions affect net income (loss), as the forecasted transactions are still probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2009    2008    2007            IN NET INCOME (LOSS)
---------------------                    ------  ------  -----  ----------------------------------------
Interest rate swaps..................... $(29.3) $ 37.1  $ 1.0  Net investment gains (losses)
Credit default swaps....................    6.5    (3.2)    --  Net investment gains (losses)
Equity index options....................  (19.7)   31.9    2.3  Net investment gains (losses)
Financial futures.......................  (32.9)   10.4    0.1  Net investment gains (losses)
GMWB embedded derivatives...............   74.7   (85.6)  (3.8) Net investment gains (losses)
                                         ------  ------  -----
   Total derivatives not designated as
     hedges............................. $ (0.7) $ (9.4) $(0.4)
                                         ======  ======  =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2009 and 2008, net fair value assets by counterparty totaled $40.0 million and $264.9 million, respectively. As of December 31, 2009 and 2008, net fair value liabilities by counterparty totaled $17.7 million and $8.1 million, respectively. As of December 31, 2009 and 2008, we retained collateral of $13.6 million and $217.1 million, respectively. Related to these agreements, there were no over collateralization in 2009 and $6.5 million in 2008, from certain counterparties. As of December 31, 2009, we posted $23.1 million of collateral to derivative counterparties, including over collateralization of $5.7 million. As of December 31, 2008, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2009 and 2008, we could have been allowed to claim up to $26.4 million and $46.2 million, respectively, from counterparties and required to disburse up to $0.3 million in 2009. We would not have been required to make a disbursement in 2008. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   CREDIT DERIVATIVES

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. If a credit event occurs, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2009                        2008
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
A
   Matures after one year through five years..  $ 5.0    $0.2      $--      $10.0    $--      $1.2
BBB
   Matures after one year through five years..   30.0     0.7       --       25.0     --       1.3
                                                -----    ----      ---      -----    ---      ----
   Total credit default swaps on single name
     reference entities.......................  $35.0    $0.9      $--      $35.0    $--      $2.5
                                                =====    ====      ===      =====    ===      ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                                            2009                        2008
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Index tranche attachment/detachment point and
  maturity:
   12% -- 22% matures after five years through
     ten years (1)..............................  $48.0    $1.0      $--      $48.0    $--      $1.0
                                                  -----    ----      ---      -----    ---      ----
   Total credit default swaps on index
     tranches...................................  $48.0    $1.0      $--      $48.0    $--      $1.0
                                                  =====    ====      ===      =====    ===      ====

--------
(1)The current attachment/detachment as of December 31, 2009 and 2008 was 12.0%
   - 22.0%.

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of December 31:

                                                        2009                    2008
                                               ----------------------- -----------------------
                                                PAR   AMORTIZED FAIR    PAR   AMORTIZED FAIR
(AMOUNTS IN MILLIONS)                          VALUE    COST    VALUE  VALUE    COST    VALUE
---------------------                          ------ --------- ------ ------ --------- ------
Credit rating:
AAA
   Matures after one year through five
     years.................................... $   --  $   --   $   -- $100.0  $100.0   $ 50.7
   Matures after five years through ten
     years....................................     --      --       --  300.0   331.5    105.1
AA
   Matures after one year through five
     years....................................  100.0   100.0     95.8     --      --       --
BBB
   Matures after five years through ten
     years....................................  100.0   100.0     75.8     --      --       --
BB
   Matures after five years through ten
     years....................................  200.0   227.7    148.2     --      --       --
                                               ------  ------   ------ ------  ------   ------
   Total available-for-sale fixed maturity
     securities that include embedded credit
     derivatives.............................. $400.0  $427.7   $319.8 $400.0  $431.5   $155.8
                                               ======  ======   ====== ======  ======   ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009    2008    2007
---------------------     ------  ------  ------
Unamortized balance as
  of January 1........... $497.8  $435.8  $397.7
   Costs deferred........   32.8    93.6    76.3
   Amortization, net of
     interest accretion..  (32.8)  (31.6)  (38.2)
   Cumulative effect
     adjustment (1)......   (5.8)     --      --
                          ------  ------  ------
Unamortized balance as
  of December 31.........  492.0   497.8   435.8
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   10.9   110.6    21.4
                          ------  ------  ------
Balance as of December 31 $502.9  $608.4  $457.2
                          ======  ======  ======

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $1.9 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. In 2009 and 2008, loss recognition testing of our fee-based products in our retirement income business resulted in an increase in amortization of DAC of $4.8 million and $9.9 million, respectively, reflecting unfavorable equity market performance. As of December 31, 2009, we believe all of our other businesses have sufficient future income where the related DAC is recoverable.

(5)INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                     2009                        2008
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)         AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $129.9        $(89.2)       $150.2       $ (98.8)
Deferred sales
  inducements to
  contractholders........       37.1          (3.8)         38.4          (3.4)
                              ------        ------        ------       -------
   Total.................     $167.0        $(93.0)       $188.6       $(102.2)
                              ======        ======        ======       =======

   Amortization expense related to PVFP for the years ended December 31, 2009, 2008 and 2007 was $(9.6) million, $3.5 million and $4.2 million, respectively. Amortization expense related to deferred sales inducements of $0.4 million, $(0.9) million and $2.1 million, respectively, for the years ended December 31, 2009, 2008 and 2007 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009   2008   2007
---------------------     -----  -----  -----
Unamortized balance as
  of January 1........... $23.2  $26.7  $30.9
   Interest accreted at
     4.9%, 4.9% and 4.9%.   1.3    1.2    1.4
   Amortization..........   8.3   (4.7)  (5.6)
   Cumulative effect
     adjustment (1)......  (1.6)    --     --
                          -----  -----  -----
Unamortized balance as
  of December 31.........  31.2   23.2   26.7
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   9.5   28.2    1.2
                          -----  -----  -----
Balance as of December 31 $40.7  $51.4  $27.9
                          =====  =====  =====

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.2 million on PVFP.

   The percentage of the December 31, 2009 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2010. 11.2%
                                  2011.  9.8%
                                  2012.  8.4%
                                  2013.  8.0%
                                  2014.  6.6%

   Amortization expenses for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   Our goodwill balance was $49.1 million as of December 31, 2009 and 2008.

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                          RETIREMENT
                                          INCOME AND
        (AMOUNTS IN MILLIONS)             INVESTMENTS PROTECTION  TOTAL
        ---------------------             ----------- ---------- ------
        Balance as of December 31, 2007:
        Gross goodwill...................   $ 25.3      $49.1    $ 74.4
        Accumulated impairment losses....       --         --        --
                                            ------      -----    ------
        Goodwill.........................     25.3       49.1      74.4
                                            ------      -----    ------
        Balance as of December 31, 2008:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................       --       49.1      49.1
                                            ------      -----    ------
        Balance as of December 31, 2009:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................   $   --      $49.1    $ 49.1
                                            ======      =====    ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   GOODWILL IMPAIRMENT LOSSES

   There were no goodwill impairment charges recorded in 2009. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

   During 2008, as a result of our annual goodwill impairment analysis, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below. There were no goodwill impairment charges recorded in 2007.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

(6)REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2009, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $197.1 million and $210.7 million as of December 31, 2009 and 2008, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $700.0 million and $704.3 million as of December 31, 2009 and 2008, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $894.3 million and $822.0 million as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, we had $98.1 million and $93.5 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.4 million and $2.1 million for the years ended December 31, 2009 and 2008, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2009        2008        2007
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 28,375.8  $ 28,592.7  $ 27,784.6
Amounts assumed from
  other companies........       54.7        61.5        63.5
Amounts ceded to other
  companies (1)..........  (21,782.2)  (21,786.4)  (21,028.8)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  6,648.3  $  6,867.8  $  6,819.3
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.8%        0.9%        0.9%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              WRITTEN                     EARNED
                                     -------------------------  -------------------------
(AMOUNTS IN MILLIONS)                  2009     2008     2007     2009     2008     2007
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 227.6  $ 252.3  $ 248.3  $ 227.2  $ 250.3  $ 245.5
Assumed.............................    72.9     76.8     81.5     72.1     77.3     82.0
Ceded...............................  (121.1)  (116.3)  (112.8)  (120.0)  (116.9)  (112.8)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 179.4  $ 212.8  $ 217.0  $ 179.3  $ 210.7  $ 214.7
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               40.2%    36.7%    38.2%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $203.2 million, $249.8 million and $175.8 million during 2009, 2008 and 2007, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2009     2008
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............     (a)     5.0% - 7.5%  $1,449.1 $1,322.5
Structured settlements with life contingencies..     (b)     4.0% - 8.0%     580.0    576.5
Annuity contracts with life contingencies.......     (b)     4.0% - 8.0%     287.0    296.1
Traditional life insurance contracts............     (c)     2.5% - 8.4%      65.4     62.5
Supplementary contracts with life contingencies.     (b)     4.0% - 8.0%      43.8     45.2
Accident and health insurance contracts.........     (d)        3.5%           0.1      0.3
                                                                          -------- --------
   Total future policy benefits.................                          $2,425.4 $2,303.1
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table and 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables.

   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2009     2008
---------------------                               -------- --------
Annuity contracts.................................. $3,265.3 $3,579.2
FABNs..............................................    400.1    400.2
Structured settlements without life contingencies..    253.9    259.1
Supplementary contracts without life contingencies.     68.7     73.0
                                                    -------- --------
   Total investment contracts......................  3,988.0  4,311.5
Universal life insurance contracts.................    248.9    247.0
                                                    -------- --------
   Total policyholder account balances............. $4,236.9 $4,558.5
                                                    ======== ========

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2009 and 2008, our liability associated with certain nontraditional long-duration contracts was approximately $841.3 million and $709.2 million, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                      2009   2008
----------------------------                                                     ------ ------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value............... $213.9 $288.4
   Net amount at risk........................................................... $ 11.1 $ 86.0
   Average attained age of contractholders......................................     69     66

   Enhanced death benefits (step-up, roll-up, payment protection) account value. $527.9 $293.7
   Net amount at risk........................................................... $ 59.8 $105.6
   Average attained age of contractholders......................................     67     67

Account values with living benefit guarantees:
   GMWBs........................................................................ $705.6 $337.4
   Guaranteed annuitization benefits............................................ $ 53.1 $ 38.4

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $0.1 million and $1.5 million as of December 31, 2009 and 2008, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2009 and 2008, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $88.2 million and $140.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)   2009   2008
---------------------  ------ ------
 Balanced funds....... $355.1 $247.5
 Equity funds.........  210.6   68.6
 Bond funds...........  145.9   48.0
 Money market funds...   24.0    8.9
 Other................   23.1    2.8
                       ------ ------
    Total............. $758.7 $375.8
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2009     2008     2007
---------------------      -------  -------  -------
Balance as of January 1... $ 318.7  $ 255.8  $ 224.7
Less reinsurance
  recoverables............  (193.2)  (154.5)  (137.2)
                           -------  -------  -------
   Net balance as of
     January 1............   125.5    101.3     87.5
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........    66.2     58.8     58.1
   Prior years............    28.3     15.8      5.7
                           -------  -------  -------
       Total incurred.....    94.5     74.6     63.8
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (24.7)   (17.5)   (15.8)
   Prior years............   (44.5)   (32.9)   (34.2)
                           -------  -------  -------
       Total paid.........   (69.2)   (50.4)   (50.0)
                           -------  -------  -------
   Net balance as of
     December 31..........   150.8    125.5    101.3
                           -------  -------  -------
Add reinsurance
  recoverables............   217.2    193.2    154.5
                           -------  -------  -------
Balance as of December 31. $ 368.0  $ 318.7  $ 255.8
                           =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2009, the increase in the ending liability for policy and contract claims was primarily related to our long-term care business as a result of an increase in the amount and duration of claims as compared to the prior year.

   During 2009, 2008 and 2007, we strengthened reserves by $28.3 million, $15.8 million and $5.7 million, respectively, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods. In 2009, we strengthened claims reserves related to our long-term care insurance business by $21.1 million from $304.5 million as of December 31, 2008. In 2008, we strengthened claims reserves related to our long-term care insurance business by $13.4 million from $245.2 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(9)RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $42.1 million, $61.0 million and $90.5 million for the years ended December 31, 2009, 2008 and 2007, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million for the year ended December 31, 2007. For the years ended December 31, 2009 and 2008, there were no charges assessed to affiliates for these services.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.1 million of interest expense incurred under this agreement for December 31, 2009. There was no interest expense incurred under this agreement for the years ended 2008 and 2007. During 2009, we borrowed and then repaid $86.0 million to GNA and as of December 31, 2009, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2009, 2008 and 2007, we recorded $25.9 million, $0.7 million and $4.9 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)          2009   2008   2007
---------------------         -----  ------  -----
Current federal income
  taxes...................... $(9.4) $ (9.6) $14.6
Deferred federal income
  taxes......................  14.6   (36.4)  12.9
                              -----  ------  -----
   Total federal income
     taxes...................   5.2   (46.0)  27.5
                              -----  ------  -----
Current state income
  taxes......................  (0.2)    0.4    1.8
Deferred state income
  taxes......................   0.2    (1.3)   0.4
                              -----  ------  -----
       Total state
         income taxes........    --    (0.9)   2.2
                              -----  ------  -----
       Total provision
         (benefit) for
         income taxes........ $ 5.2  $(46.9) $29.7
                              =====  ======  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                          2009  2008  2007
                          ----  ----  ----
Statutory U.S. federal
  income tax rate........ 35.0% 35.0% 35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect.......... (0.1)  0.4   1.7
   Non-deductible
     goodwill............   --  (5.7)   --
   Tax contingencies.....   --    --  (0.2)
   Dividends received
     deductions.......... (3.5)  0.2  (1.3)
   Other, net............ (2.5)  0.2   0.1
                          ----  ----  ----
Effective rate........... 28.9% 30.1% 35.3%
                          ====  ====  ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The components of the net deferred income tax (asset) liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2009    2008
---------------------         ------ -------
Assets:
   Net unrealized losses
     on investment
     securities.............. $ 44.7 $ 242.9
   Investments...............   34.8    40.9
   Net operating loss
     carryforwards...........   22.6      --
   Accrued commission
     and general expenses....    2.7     0.2
   Insurance reserves........   12.3    41.8
   Other.....................    0.5    16.0
                              ------ -------
       Total deferred
         income tax
         assets..............  117.6   341.8
                              ------ -------
Liabilities:
   Net unrealized gains
     on derivatives..........   18.4    72.8
   PVFP......................   22.3    18.8
   DAC.......................  130.5   130.1
   Other.....................   19.4     9.3
                              ------ -------
       Total deferred
         income tax
         liabilities.........  190.6   231.0
                              ------ -------
       Net deferred
         income tax
         (asset)
         liability........... $ 73.0 $(110.8)
                              ====== =======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $64.6 million as of December 31, 2009, and if unused, will expire beginning in 2025.

   We received refunds of federal and state taxes of $0.4 million and $0.8 million for the years ended December 31, 2009 and 2008, respectively. We paid federal and state taxes of $13.4 million for the year ended December 31, 2007.

   As of December 31, 2009 and 2008, our current income tax receivable was $14.2 million and $7.6 million, respectively.

   As of December 31, 2009 and 2008, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2009 and 2008 included no amounts for interest or penalties related to unrecognized tax benefits. Interest expense of $0.4 million was recognized as a component of income tax expense in 2007. No interest expense was recognized as a component of income tax expense in 2009 and 2008.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from 2005 and 2006 have been timely protested and will be subject to review by the IRS appeals division.

(11)COMMITMENTS AND CONTINGENCIES

  (A) LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

  (B) COMMITMENTS

   As of December 31, 2009, we were committed to fund $4.1 million in limited partnership investments.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or cash surrender value for single premium deferred annuities.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                       2009                          2008
                           ----------------------------- -----------------------------
                           NOTIONAL  CARRYING            NOTIONAL  CARRYING
(AMOUNTS IN MILLIONS)       AMOUNT    AMOUNT  FAIR VALUE  AMOUNT    AMOUNT  FAIR VALUE
---------------------      --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage
     loans................   $   (a) $  798.4  $  776.7    $   (a) $  892.7  $  812.0
   Other invested assets..       (a)      0.8       0.8        (a)      1.3       1.3
Liabilities:
   Investment contracts...       (a)  3,988.0   3,957.9        (a)  4,311.5   3,805.7
Other firm commitments:
   Commitments to fund
     limited partnerships.    4.1          --        --     4.5          --        --

--------
(a)These financial instruments do not have notional amounts.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For derivative liabilities, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to the derivative liabilities of $22.0 million and $8.1 million as of December 31, 2009 and 2008, respectively.

   For GMWB liabilities recorded at fair value of $19.0 million and $93.4 million as of December 31, 2009 and 2008, respectively, non-performance risk is integrated into the discount rate. The discount rate utilized in our valuation was based on the swap curve, which included the credit risk of an instrument rated "AA" and incorporated the non-performance risk of our GMWB liabilities. The impact of non-performance risk on our GMWB valuation was $0.1 million and $2.8 million as of December 31, 2009 and 2008, respectively, as a result of our discount rate being higher than the U.S. Treasury curve.

   To determine whether the use of the swap curve was the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. After considering all relevant factors in assessing whether any additional adjustment to the discount rate for non-performance risk was necessary, including assumptions we expect market participants would utilize in a hypothetical exit market transaction, we determined that no incremental adjustment to the discount rate was necessary for our GMWB liabilities that are recorded at fair value. We believe that a hypothetical exit market participant would use a similar discount rate to value the liabilities and would not incorporate changes in non-performance risk in the discount rate other than the implied credit spread incorporated in the swap curve.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis as of December 31:

                                                         2009
                                         -----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1 LEVEL 2   LEVEL 3
---------------------                    --------  ------- -------- --------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  195.3  $   --  $  195.3 $     --
          Government --
            non-U.S.....................     73.5      --      73.5       --
          U.S. corporate................  2,355.1      --   2,280.6     74.5
          Corporate --
            non-U.S.....................    939.0      --     892.3     46.7
          Residential
            mortgage-backed.............    437.3      --     219.8    217.5
          Commercial
            mortgage-backed.............    534.5      --       1.9    532.6
          Other
            asset-backed................    508.4      --      86.8    421.6
                                         --------  ------  -------- --------
          Total fixed
            maturity
            securities..................  5,043.1      --   3,750.2  1,292.9
                                         --------  ------  -------- --------
       Equity securities................      1.3      --       1.3       --
                                         --------  ------  -------- --------
       Other invested
         assets:
          Trading
            securities..................     17.3      --       2.6     14.7
          Derivative
            assets......................     44.4      --      36.7      7.7
          Securities
            lending
            collateral..................     51.0      --      51.0       --
          Derivatives
            counterparty
            collateral..................      6.1      --       6.1       --
                                         --------  ------  -------- --------
          Total other
            invested
            assets......................    118.8      --      96.4     22.4
                                         --------  ------  -------- --------
   Reinsurance
     recoverable (1)....................     (0.9)     --        --     (0.9)
   Separate account
     assets.............................    909.5   909.5        --       --
                                         --------  ------  -------- --------
          Total assets.................. $6,071.8  $909.5  $3,847.9 $1,314.4
                                         ========  ======  ======== ========
Liabilities
   Policyholder account
     balances (2)....................... $   19.0  $   --  $     -- $   19.0
   Derivative liabilities...............     22.0      --      22.0       --
                                         --------  ------  -------- --------
          Total
            liabilities................. $   41.0  $   --  $   22.0 $   19.0
                                         ========  ======  ======== ========

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                        2008
                                         ----------------------------------
(AMOUNTS IN MILLIONS)                     TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                    -------- ------- -------- --------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $   92.8   $--   $   84.5 $    8.3
          Government --
            non-U.S.....................     52.2    --       42.6      9.6
          U.S. corporate................  1,702.6    --    1,481.7    220.9
          Corporate --
            non-U.S.....................    643.0    --      368.6    274.4
          Residential
            mortgage-backed.............    411.8    --      183.3    228.5
          Commercial
            mortgage-backed.............    475.9    --       27.2    448.7
          Other
            asset-backed................    241.7    --       45.9    195.8
                                         --------   ---   -------- --------
          Total fixed
            maturity
            securities..................  3,620.0    --    2,233.8  1,386.2
                                         --------   ---   -------- --------
       Equity securities................     23.5    --       23.5       --
                                         --------   ---   -------- --------
       Other invested
         assets:
          Trading
            securities..................     19.2    --        3.0     16.2
          Derivative
            assets......................    264.9    --      217.8     47.1
          Securities
            lending
            collateral..................     27.0    --       27.0       --
          Derivative
            counterparty
            collateral..................    130.7    --      130.7       --
                                         --------   ---   -------- --------
          Total other
            invested
            assets......................    441.8    --      378.5     63.3
                                         --------   ---   -------- --------
   Reinsurance
     recoverable (1)....................      2.8    --         --      2.8
                                         --------   ---   -------- --------
          Total assets
            (2)......................... $4,088.1   $--   $2,635.8 $1,452.3
                                         ========   ===   ======== ========
Liabilities
   Policyholder account
     balances (3)....................... $   93.4   $--   $     -- $   93.4
   Derivative liabilities...............      8.1    --        7.1      1.0
                                         --------   ---   -------- --------
          Total
            liabilities................. $  101.5   $--   $    7.1 $   94.4
                                         ========   ===   ======== ========

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.
(2)Total assets have been revised to include the reinsured portion of our GMWB liabilities.
(3)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                       TOTAL REALIZED AND
                                        UNREALIZED GAINS
                                            (LOSSES)                                                     TOTAL GAINS
                                      --------------------                                                 (LOSSES)
                                                            PURCHASES,                                   INCLUDED IN
                           BEGINNING                          SALES                            ENDING     NET INCOME
                            BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                             AS OF    INCLUDED IN              AND                 TRANSFER    AS OF     ATTRIBUTABLE
                           JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)         2009      (LOSS)     IN OCI      NET      IN LEVEL 3 LEVEL 3      2009      STILL HELD
---------------------      ---------- ----------- -------- ------------ ---------- -------- ------------ ------------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises..........  $    8.3    $   --     $   --     $   --      $  --    $  (8.3)   $     --      $   --
   Government -- non-U.S..       9.6        --         --         --         --       (9.6)         --          --
   U.S. corporate.........     220.9       3.0        4.4        4.1        0.7     (158.6)       74.5         0.1
   Corporate -- non-U.S...     274.4        --       11.7       (8.5)      13.7     (244.6)       46.7          --
   Residential mortgage-
     backed...............     228.5     (27.0)      27.1       (8.0)        --       (3.1)      217.5       (25.8)
   Commercial mortgage-
     backed...............     448.7       1.3       72.2      (10.9)      27.2       (5.9)      532.6         1.1
   Other asset-backed.....     195.8      (3.2)     176.2       48.9        9.0       (5.1)      421.6        (3.4)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total fixed maturity
     securities...........   1,386.2     (25.9)     291.6       25.6       50.6     (435.2)    1,292.9       (28.0)
                            --------    ------     ------     ------      -----    -------    --------      ------
Other invested assets:
   Trading securities.....      16.2       0.4         --       (8.0)       6.1         --        14.7         0.1
   Derivative assets......      47.1     (18.7)        --      (20.7)        --         --         7.7       (11.7)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total other invested
     assets...............      63.3     (18.3)        --      (28.7)       6.1         --        22.4       (11.6)
                            --------    ------     ------     ------      -----    -------    --------      ------
Reinsurance
  recoverable (1).........       2.8      (3.8)        --        0.1         --         --        (0.9)       (3.8)
                            --------    ------     ------     ------      -----    -------    --------      ------
Total Level 3 assets......  $1,452.3    $(48.0)    $291.6     $ (3.0)     $56.7    $(435.2)   $1,314.4      $(43.4)
                            ========    ======     ======     ======      =====    =======    ========      ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of January 1, 2009 has been revised to include this amount.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                      TOTAL REALIZED AND
                                       UNREALIZED GAINS
                                           (LOSSES)                                                     TOTAL GAINS
                                     -------------------                                                  (LOSSES)
                                                           PURCHASES,                                   INCLUDED IN
                          BEGINNING                          SALES                            ENDING     NET INCOME
                           BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                            AS OF    INCLUDED IN              AND                 TRANSFER    AS OF     ATTRIBUTABLE
                          JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)        2008      (LOSS)     IN OCI      NET      IN LEVEL 3 LEVEL 3      2008      STILL HELD
---------------------     ---------- ----------- -------- ------------ ---------- -------- ------------ ------------
Fixed maturity securities   $462.1     $(122.8)  $(487.5)    $246.8     $1,321.4   $(33.8)   $1,386.2     $(119.1)
Equity securities........      1.3          --       0.2       (1.5)          --       --          --          --
Other invested assets (1)     18.3        31.1        --        5.2          8.7       --        63.3        31.1
Reinsurance
  recoverable (2)........       --          --        --        2.8           --       --         2.8          --
                            ------     -------   -------     ------     --------   ------    --------     -------
Total Level 3 assets.....   $481.7     $ (91.7)  $(487.3)    $253.3     $1,330.1   $(33.8)   $1,452.3     $ (88.0)
                            ======     =======   =======     ======     ========   ======    ========     =======

--------
(1)Includes certain trading securities and derivative assets.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the date indicated:

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES                                                       TOTAL (GAINS)
                                     ---------------------                                                   LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)      2009 (1)      LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2009       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (2)...........   $93.4       $(77.5)     $--        $3.1        $--       $--       $19.0         $(76.5)
Other liabilities (3)....     1.0         (1.0)      --          --         --        --          --           (1.0)
                            -----       ------      ---        ----        ---       ---       -----         ------
Total Level 3 liabilities   $94.4       $(78.5)     $--        $3.1        $--       $--       $19.0         $(77.5)
                            =====       ======      ===        ====        ===       ===       =====         ======

--------
(1)The policyholder account balances as of January 1, 2009 have been revised to exclude the impact of reinsurance.
(2)Represents embedded derivatives associated with our GMWB liabilities.
(3)Represents derivative liabilities.

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES                                                       TOTAL (GAINS)
                                     ---------------------                                                   LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)        2008        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2008       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (1)...........    $3.3       $88.3       $--        $1.8        $--       $--       $93.4         $85.9
Other liabilities (2)....      --         1.0        --          --         --        --         1.0           1.0
                             ----       -----       ---        ----        ---       ---       -----         -----
Total Level 3 liabilities    $3.3       $89.3       $--        $1.8        $--       $--       $94.4         $86.9
                             ====       =====       ===        ====        ===       ===       =====         =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities.
(2)Represents derivative liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, accretion on certain fixed maturity securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses).

(13) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2009, we have no capacity to make a dividend payment in 2010 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2009, 2008 and 2007.

(14) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2009    2008    2007
---------------------          ------ -------  ------
Statutory net income (loss)... $ 40.9 $(258.8) $110.7
Statutory capital and surplus.  429.5   434.4   408.8

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and market risk; and (iv) business risk. The RBC formula is

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY. As of December 31, 2009 and 2008, we exceeded the minimum required RBC levels.

   On February 24, 2009, GLICNY received a capital contribution of $150.0 million, of which $149.8 million was in investment securities, from GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively.

(15)SEGMENT INFORMATION

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

   We allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- --------
Net investment income....  $  204.5    $   89.3     $  4.6     $  298.4
Premiums.................       7.9       171.4         --        179.3
Net investment gains
  (losses)...............     (39.4)      (52.3)      (0.9)       (92.6)
Policy fees and other
  income.................      16.3         9.7         --         26.0
                           --------    --------     ------     --------
   Total revenues........     189.3       218.1        3.7        411.1
                           --------    --------     ------     --------
Benefits and other
  changes in policy
  reserves...............      33.4       169.1         --        202.5
Interest credited........     111.9        11.5        4.9        128.3
Acquisition and
  operating expenses,
  net of deferrals.......      19.1        18.4        1.5         39.0
Amortization of deferred
  acquisition costs and
  intangibles............      24.5        (1.3)        --         23.2
Interest expense.........        --         0.1         --          0.1
                           --------    --------     ------     --------
   Total benefits and
     expenses............     188.9       197.8        6.4        393.1
                           --------    --------     ------     --------
Income (loss) before
  income taxes...........       0.4        20.3       (2.7)        18.0
Provision (benefit) for
  income taxes...........      (1.0)        6.6       (0.4)         5.2
                           --------    --------     ------     --------
Net income (loss)........  $    1.4    $   13.7     $ (2.3)    $   12.8
                           ========    ========     ======     ========
Total assets.............  $5,840.2    $3,184.2     $662.3     $9,686.7
                           ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- --------
Net investment income....  $  209.7    $   78.1     $ 26.3     $  314.1
Premiums.................      41.2       169.5         --        210.7
Net investment gains
  (losses)...............    (207.9)      (21.6)       0.7       (228.8)
Policy fees and other
  income.................      17.4        11.6         --         29.0
                           --------    --------     ------     --------
   Total revenues........      60.4       237.6       27.0        325.0
                           --------    --------     ------     --------
Benefits and other
  changes in policy
  reserves...............      58.5       173.0         --        231.5
Interest credited........     117.1        11.7       14.6        143.4
Acquisition and
  operating expenses,
  net of deferrals.......      23.7        19.0        2.9         45.6
Amortization of deferred
  acquisition costs and
  intangibles............      21.6        13.4         --         35.0
Goodwill impairment......      25.3          --         --         25.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     246.2       217.1       17.5        480.8
                           --------    --------     ------     --------
Income (loss) before
  income taxes...........    (185.8)       20.5        9.5       (155.8)
Provision (benefit) for
  income taxes...........     (57.6)        7.3        3.4        (46.9)
                           --------    --------     ------     --------
Net income (loss)........  $ (128.2)   $   13.2     $  6.1     $ (108.9)
                           ========    ========     ======     ========
Total assets.............  $5,888.5    $2,724.2     $515.3     $9,128.0
                           ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER      TOTAL
---------------------     ----------- ---------- ------------- ------
Net investment income....   $205.3      $ 78.1       $18.0     $301.4
Premiums.................     55.4       159.3          --      214.7
Net investment gains
  (losses)...............    (20.3)       (1.6)       (0.9)     (22.8)
Policy fees and other
  income.................     14.8         3.2          --       18.0
                            ------      ------       -----     ------
   Total revenues........    255.2       239.0        17.1      511.3
                            ------      ------       -----     ------
Benefits and other
  changes in policy
  reserves...............     72.8       147.9          --      220.7
Interest credited........    108.3        11.7         4.6      124.6
Acquisition and
  operating expenses,
  net of deferrals.......     18.3        17.5         3.7       39.5
Amortization of deferred
  acquisition costs and
  intangibles............     34.7         7.7          --       42.4
                            ------      ------       -----     ------
   Total benefits and
     expenses............    234.1       184.8         8.3      427.2
                            ------      ------       -----     ------
Income before income
  taxes..................     21.1        54.2         8.8       84.1
Provision for income
  taxes..................      6.4        19.2         4.1       29.7
                            ------      ------       -----     ------
Net income...............   $ 14.7      $ 35.0       $ 4.7     $ 54.4
                            ======      ======       =====     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
           Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-39955.

 (1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name of GE Capital Life
           Assurance Company of New York to Genworth Life Insurance Company of
           New York. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life of New York VA
           Separate Account 1, Registration No. 333-47016.

 (1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name GE Capital Life
           Separate Account II to Genworth Life of New York VA Separate Account
           1. Previously filed on January 3, 2006 with Post-Effective Amendment
           No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (2)       Not Applicable.

 (3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
           Corporation. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

 (3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

 (4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

 (4)(ii)   Endorsements to Policy.

    (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
           1997 with initial filing to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

    (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
           27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

    (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

    (d) Individual Retirement Annuity Endorsement NY5069. Previously filed on
        May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-39955.

    (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-39955.

    (f) Optional Death Benefit Rider NY5071. Previously filed on March 1,
        2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-39955.

    (g) Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
        2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-47016.

    (h) Death Benefit available at Death of Any Annuitant Endorsement
        NY5155 12/00. Previously filed on September 13, 2002 with
        Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (i) Enhanced Payment Rider NY5136 11/00. Previously filed on September
        13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-47016.

    (j) Payment Protection Rider. Previously filed on May 17, 2005 with
        Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (k) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (l) Payment Protection Variable Annuity Rider. Previously filed on
        October 20, 2006 with Post-Effective Amendment No. 26 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-47016.

    (m) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

    (n) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (o) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 32 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

 (5)    Form of Application. Previously filed on October 20, 2006 with
        Post-Effective Amendment No. 26 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-47016.

 (6)(a) Amended and Restated Articles of Incorporation of Genworth Life
        Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-47016.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

 (7)    Reinsurance Agreement. Previously filed on April 30, 2004 with Post
        Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
        Account II, Registration No. 333-47016.

 (7)(a) Reinsurance Agreement. Filed herewith.

 (8)(a) Fund Participation Agreement between J.P. Morgan Series Trust II and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(a)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and JP Morgan Series Trust II.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(b) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(c)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(d)    Fund Participation Agreement between Janus Aspen Series and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(e)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-47016.

 (8)(f)    [Reserved.]

 (8)(g)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(g)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47016.

 (8)(h)    Form of Participation Agreement regarding Goldman Sachs Variable
           Insurance Trust. Previously filed on April 28, 2005 with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-97085.

 (8)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(k)    Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(l) Fund Participation Agreement between Genworth Life Insurance Company of New York and Dreyfus. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(n)    Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(o)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(p)    [Reserved.]

 (8)(q)    Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

 (8)(s)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and GE Capital Life Assurance Company of
           New York regarding American Century Variable Portfolios II, Inc.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(t)    Fund Participation Agreement between Eaton Vance Variable Trust and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(t)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(w)    Fund Participation Agreement between The Prudential Series Fund, Inc.
           and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(x)    Fund Participation Agreement between Scudder Variable Series II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(x)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and DWS Variable Series II. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(z)    Fund Participation Agreement between American Century Investment
           Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(aa)   Fund Participation Agreement between JPMorgan Insurance Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(bb) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(cc) Fund Participation Agreement between Genworth Life Insurance Company of New York, Genworth Variable Insurance Trust and Genworth Financial
           Wealth Management, Inc. Previously filed on April 27, 2009 with
           Post-Effective Amendment No. 35 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (9)       Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life
           Insurance Company of New York. Filed herewith.

(10)       Consent of Independent Registered Public Account Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor

       Name                    Address                      Position with Company
       ----                    -------                       ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board,
                     New York, New York 10017     President and Chief Executive Officer
Marshal S. Belkin... 345 Kear Street              Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street       Director, Vice President and Assistant
                     Richmond, Virginia 23230     Secretary
Richard I. Byer..... 11 Westwind Road             Director
                     Yonkers, New York 10710
Paul A. Haley....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Actuary
Jerry S. Handler.... 151 West 40th Street         Director
                     New York, New York 10018
Pamela S. Schutz.... 6610 West Broad Street       Director and Executive Vice President
                     Richmond, Virginia 23230
Geoffrey S. Stiff... 6610 West Broad Street       Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street       Director and President, Long Term Care
                     Richmond, Virginia 23230     Division
Terrence O. Jones... 7 Times Square Tower         Director
                     Suite 1906
                     New York, New York 10036
Kelly L. Groh....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Financial Officer
Alexandra Duran..... 150 E. 85th Street           Director
                     New York, New York 10028
Harry D. Dunn....... 700 Main Street              Director and Senior Vice President
                     Lynchburg, Virginia 24504
James J. Buddle..... 704 Green View Lane          Director
                     Doylestown, PA 18901
John G. Apostle, II. 6620 West Broad Street       Vice President and Chief Compliance
                     Richmond, Virginia 23230     Officer
Thomas E. Duffy..... 6610 West Broad Street       Senior Vice President, General Counsel and
                     Richmond, Virginia 23230     Secretary
Ronald P. Joelson... 6620 West Broad Street       Senior Vice President and Chief Investment
                     Richmond, Virginia 23230     Officer
John Connolly....... 6620 West Broad Street       Senior Vice President, Long Term Care
                     Richmond, Virginia 23230     Division
Elena K. Edwards.... 700 Main Street              Senior Vice President
                     Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Leon E. Roday....... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230

       Name                  Address               Position with Company
       ----                   -------              ---------------------
Jac J. Amerell...... 6610 West Broad Street    Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street    Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street    Vice President
                     Richmond, Virginia 23230
Michael P. Cogswell. 6610 West Broad Street    Vice President
                     Richmond, Virginia 23230


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 3,038 owners of Qualified Contracts and 2,370 owners of Non-Qualified Contracts as of March 10, 2010.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)

       Name                  Address             Positions and Offices with Underwriter
       ----                   -------            --------------------------------------
Christopher J. Grady 6610 W. Broad St.         Director, President and Chief Executive
                     Richmond, VA 23230        Officer
Geoffrey S. Stiff... 6610 W. Broad St.         Director and Senior Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.         Director
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,          Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kelly L. Groh....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.         Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230

   (c)


                                     (2)
            (1)                Net Underwriting       (3)           (4)
          Name of               Discounts and   Compensation on  Brokerage      (5)
    Principal Underwriter        Commissions      Redemption    Commissions Compensation
    ---------------------      ---------------- --------------- ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11.0%    $6.2 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2010.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 1
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

                                   BY: GENWORTH LIFE INSURANCE COMPANY OF
                                         NEW YORK
                                       (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                        Title                       Date
       ---------                        -----                       ----

 /S/  DAVID J. SLOANE   Director, Chairperson of the Board,    April 26, 2010
 ----------------------   President and Chief Executive
    David J. Sloane       Officer

 ---------------------- Director                               April   , 2010
   Marshal S. Belkin

 /S/  WARD E. BOBITZ*   Director, Vice President and           April 26, 2010
 ----------------------   Assistant Secretary
    Ward E. Bobitz

 /S/  RICHARD I. BYER*  Director                               April 26, 2010
 ----------------------
    Richard I. Byer

  /S/  PAUL A. HALEY*   Director, Senior Vice President and    April 26, 2010
 ----------------------   Chief Actuary
     Paul A. Haley

 ---------------------- Director                               April   , 2010
   Jerry S. Handler

 ---------------------- Director                               April   , 2010
    Alexandra Duran

           Signature                     Title                   Date
           ---------                     -----                   ----

    /S/  PAMELA S. SCHUTZ*   Director and Executive Vice    April 26, 2010
    ------------------------   President
       Pamela S. Schutz

    /S/  GEOFFREY S. STIFF*  Director and Senior Vice       April 26, 2010
    ------------------------   President
       Geoffrey S. Stiff

    /S/  THOMAS M. STINSON*  Director and President, Long   April 26, 2010
    ------------------------   Term Care Division
       Thomas M. Stinson

      /S/  HARRY D. DUNN*    Director and Vice President    April 26, 2010
    ------------------------
         Harry D. Dunn

    /S/  TERRENCE O. JONES*  Director                       April 26, 2010
    ------------------------
       Terrence O. Jones

     /S/  JAMES J. BUDDLE*   Director                       April 26, 2010
    ------------------------
        James J. Buddle

      /S/  KELLY L. GROH*    Director, Senior Vice          April 26, 2010
    ------------------------   President and Chief
         Kelly L. Groh         Financial Officer

     /S/  JAC J. AMERELL*    Vice President and Controller  April 26, 2010
    ------------------------
        Jac J. Amerell



*By:     /S/  MICHAEL P.      , pursuant to Power of         April 26, 2010
             COGSWELL           Attorney executed on
      ----------------------    December 16, 2009.
       Michael P. Cogswell